AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2018.

FILE NO. 333-145655

811-10559

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 15	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 111	☒

HARTFORD LIFE INSURANCE COMPANY

SEPARATE ACCOUNT ELEVEN

(Exact Name of Registrant)

HARTFORD LIFE INSURANCE COMPANY

(Name of Depositor)

P.O. BOX 2999

HARTFORD, CT 06104-2999

(Address of Depositor’s Principal Offices)

(860) 547-5000

(Depositor’s Telephone Number, Including Area Code)

CHRISTOPHER M. GRINNELL

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

1295 STATE STREET

SPRINGFIELD, MASSACHUSETTS 01111

(NAME AND ADDRESS OF AGENT FOR SERVICE)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

It is proposed that this filing will become effective:

☐            immediately upon filing pursuant to paragraph (b) of Rule 485

☒           on May 1, 2018 pursuant to paragraph (b) of Rule 485

☐            60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐            on              pursuant to paragraph (a)(1) of Rule 485

☐            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A

Hartford Life Insurance Company

Group Variable Annuity Contracts

Separate Account Eleven

Administered by Massachusetts Mutual
Life Insurance Company

This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis.

Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.

You or your Employer allocate your plan Contribution to "Sub-Accounts." These are subdivisions of one of our Separate Account  s, that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds ("Funds") that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.

The underlying Funds are listed below:

•  American Century VP Balanced Fund — Class I

•  American Century VP Income & Growth Fund — Class I

•  American Century VP International Fund — Class I

•  American Century VP Ultra Fund — Class I

•  American Century VP Value Fund — Class I

•  BlackRock S&P 500 Index V.I. Fund — Class I Shares

•  Calvert VP SRI Balanced Portfolio — Class I

•  Deutsche Core Equity VIP — Class A

•  Dreyfus VIF Appreciation Portfolio — Initial Class

•  Dreyfus VIF Growth and Income Portfolio — Initial Class

•  Dreyfus VIF Quality Bond Portfolio — Initial Class

•  Fidelity® VIP Balanced Portfolio — Initial Class

•  Fidelity® VIP Growth & Income Portfolio — Initial Class

•  Fidelity® VIP Growth Opportunities Portfolio — Initial Class

•  Fidelity® VIP Overseas Portfolio — Initial Class

•  Fidelity® VIP Value Strategies Portfolio — Initial Class

•  Franklin Small-Mid Cap Growth VIP Fund — Class 1

•  Hartford Balanced HLS Fund — Class IA

•  Hartford Capital Appreciation HLS Fund — Class IA

•  Hartford Dividend and Growth HLS Fund — Class IA

•  Hartford Global Growth HLS Fund — Class IA

•  Hartford Healthcare HLS Fund — Class IA

•  Hartford International Opportunities HLS Fund — Class IA

•  Hartford MidCap HLS Fund — Class IA

•  Hartford Small Company HLS Fund — Class IA

•  Hartford Stock HLS Fund — Class IA

•  Hartford Total Return Bond HLS Fund — Class IA

•  Hartford Ultrashort Bond HLS Fund — Class IA

•  Hartford U.S. Government Securities HLS Fund — Class IA

•  Invesco V.I. Diversified Dividend Fund — Series I

•  Invesco V.I. Small Cap Equity Fund — Series I

•  Invesco V.I. Technology Fund — Series I

•  Janus Henderson Balanced Portfolio — Institutional Shares

•  Janus Henderson Enterprise Portfolio — Institutional Shares

•  Janus Henderson Forty Portfolio — Institutional Shares

•  Janus Henderson Global Research Portfolio — Institutional Shares

•  Janus Henderson Overseas Portfolio — Institutional Shares

•  MFS® Core Equity Portfolio — Initial Class

•  MFS® High Yield Portfolio — Initial Class

•  MFS® Massachusetts Investors Growth Stock Portfolio — Initial Class

•  MFS® Utilities Series — Initial Class

•  Putnam VT Global Equity Fund — Class IB

•  Putnam VT High Yield Fund — Class IB

•  Putnam VT International Growth Fund — Class IB

•  Putnam VT Multi-Cap Growth Fund — Class IB

•  Putnam VT Small Cap Value Fund — Class IB

•  The Dreyfus Sustainable U.S. Equity Portfolio, Inc. — Initial Class

For more information on the underlying Funds see the section entitled "The Funds."

For Contracts issued in connection with Employer-sponsored retirement programs, the contact Owner decides which Sub-Accounts described in this Prospectus are available to participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer's program.

Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, you do not invest directly in any of the underlying Funds.

The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC").

If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

The SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

t  A bank deposit or obligation

t  Federally insured

t  Endorsed by any bank or governmental agency

Prospectus Dated: May 1, 2018
Statement of Additional Information Dated: May 1, 2018

GLOSSARY OF SPECIAL TERMS

Accumulation Period: The period before the start of Annuity payouts.

Accumulation Units: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.

Administrative Office: Our overnight mailing address is: 100 Bright Meadow Blvd., Enfield, CT 06082-1981. Our standard mailing address is: MassMutual U.S. Workplace Solutions, P.O. Box 1583, Hartford, Connecticut 06144-1583.

Annuitant: The person on whose life Annuity payouts are based.

Annuitant's Account: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

Annuity: A series of payments for life or another designated period.

Annuity Commencement Date: The date we start to make Annuity payouts to you.

Annuity Period: The period during which we make Annuity payouts to you.

Annuity Unit: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.

Beneficiary: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

Code: The Internal Revenue Code of 1986, as amended.

Contract Owner: The Employer or entity owning the Contract.

Contract Year: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

Contribution(s): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

Date of Coverage: The date on which we receive the application on behalf of a Participant.

Due Proof of Death: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.

Employer: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

Fixed Annuity: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

General Account: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Hartford.

Hartford, we or us: Hartford Life Insurance Company.

Minimum Death Benefit: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

Participant (also, "you"): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.

Participant Account: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

Participant's Contract Year: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

Premium Tax: A tax or amount of tax, if any, charged by a state, federal, or other governmental entity or Contributions or Contract values.

Related Contract: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this Prospectus. Your Employer and Hartford agree as to whether another contract or funding vehicle is eligible as a Related Contract.

Sub-Account Value: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.

Surrender: Any withdrawal of Contract values.

Tax Sheltered Annuity (also "Tax Deferred Annuity"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

Valuation Day: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

Valuation Period: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

Variable Annuity: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.

FEE TABLES

The following tables describe the fees and expenses that a Contract Owner will pay when purchasing, owning and surrendering the Contract or, if you are a Participant, when opening, holding and surrendering a Participant Account under the Contract. In addition to the fees described below, the Contract Owner may direct us to deduct additional fees for certain plan related expenses (See "Plan Related Expenses" under the section entitled "Contract Charges").

If you are a Contract Owner, this table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. If you are a Participant, this table describes the fees and expenses that you will pay at the time that you open a Participant Account or surrender a Participant Account under the Contract. Charges for state Premium Taxes may also be deducted when you contribute to the Contract, upon Surrender or when we start to make Annuity payouts.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases (as a percentage of premium payments)	None
Contingent Deferred Sales Charge (as a percentage of amounts surrendered)	None

This table describes the fees and expenses that you will pay periodically and on a daily basis during the time that you own the Contract or have a Participant Account under the Contract, not including fees and expenses of the underlying Funds.

Contract Owner Periodic Expenses

	Before the Annuity Commencement Date	After the Annuity Commencement Date
Maximum Separate Account Annual Expenses (as a percentage of average daily Sub-Account value) (1)
Mortality and Expense Risk and Administrative Charge	0.70%	0.70%
Total Separate Account Annual Expenses	0.70%	0.70%

We may eliminate or change the, Mortality and Expense Risk and Administrative Charge. (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees"). We may also deduct a charge for Premium Taxes at the time of Surrender.

This table shows the minimum and maximum Total Annual Fund Operating Expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract or have a Participant Account under the Contract. More details concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund.

	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, Rule 12b-1 distribution and/or service fees, and other expenses)	0.38%	1.59	%†

†  The maximum rate does not reflect the contractual fee wavier received from the fund company.

(1)  The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating Under the Contract" and Negotiated Charges and Fees").

EXAMPLE

This Example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example reflects a deduction for the maximum Separate Account Annual Expenses and the highest Total Annual Fund Operating Expenses (before any fee waivers and/or expense reimbursements) of the underlying Funds. The Example does not reflect the deduction of any applicable Premium Taxes, income taxes or tax penalties you may be required to pay if you Surrender your Contract. The Example does not reflect any deduction for Contract Owner directed plan related expenses. If a deduction for plan related expenses applied, expenses would be higher.

The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Mortality and Expense Risk and Administrative Charge	If you Surrender your Contract at the end of the applicable time period				If you annuitize at the end of the applicable time period				If you do not Surrender your Contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
0.70%	$235	$723	$1,238	$2,648	$235	$723	$1,238	$2,648	$235	$723	$1,238	$2,648

CONDENSED FINANCIAL INFORMATION

When Contributions are credited to your Sub-Accounts, they are converted in to Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see "How do I know what my Participant Account is worth?" Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.

Available Information

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.massmutual.com/govnp or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

SUMMARY

What are the Contracts?

The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code. We no longer sell the Contract. However, we continue to administer the Contract and we continue to accept Contributions to existing Contracts.

What is the Accumulation Period?

During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.

During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

What type of sales charge will I pay?

You don't pay a sales charge at the time Contributions are made to the Contract and we don't charge you a contingent deferred sales charge when you partially or fully Surrender the Contract.

What charges will I pay on an annual basis?

Mortality and Expense Risk and Administrative Charge: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

•  Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge is 0.70%

•  After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge is 0.70%.

Is there a deduction for Premium Taxes?

We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0 – 3.5%.

Is there a Death Benefit?

We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant's 65th birthday or the Annuity Commencement Date.

Participant Account Loans

You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with MassMutual, administrator of the Contract, that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

What is the Annuity Period?

At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

What Annuity Payout Options are available?

When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

Life Annuity where we make monthly Annuity payments for as long as the Annuitant lives.

❖  Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

Life Annuity with 120, 180 or 240 Monthly Payments Certain where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

Unit Refund Life Annuity where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

Joint and Last Survivor Annuity where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

❖  When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

❖  It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

Payments for a Designated Period where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

❖  This option does not involve life contingencies and does not provide any mortality guarantee.

❖  Surrenders by the Annuitant are subject to the limitations set forth in the Contract.

Under any of the Annuity payout options above, except the Payments for a Designated Period option (on a variable basis), no Surrenders are permitted by the Annuitant after Annuity payouts commence.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the Sub-Account's inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return figures reflect a deduction for all total fund operating expenses and the highest charge for mortality and expense risk and administrative undertakings, if applicable.

A Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses and the actual charge for mortality and expense risk and administrative undertakings. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

If applicable, a Sub-Account may advertise yield in addition to total return. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk and administrative undertakings.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Hartford, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

On January 1, 2013, Hartford entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to re-insure the obligations of Hartford under the Contracts and to provide administration of the Contracts.

On December 3, 2017, a Stock and Asset Purchase Agreement (the "Purchase Agreement") was entered into by and among Hartford Holdings, Inc. ("HHI") and its parent company, The Hartford Financial Services Group, Inc. ("HFSG"), Hopmeadow Acquisition, Inc. ("Buyer"), Hopmeadow Holdings, LP ("Buyer Parent") and Hopmeadow Holdings GP LLC ("Buyer Parent GP"), pursuant to which HHI agreed to sell all of the issued and outstanding equity of Hartford Life, Inc. ("HLI"), the parent of Hartford Life Insurance Company ("HLIC") and its indirect wholly owned subsidiary, Hartford Life and Annuity Insurance Company, to Buyer (the "Talcott Resolution Sale Transaction"). Buyer, Buyer Parent and Buyer Parent GP are funded by a group of investors (the "Investor Group") led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safra Group. HHI will also be a member of the Investor Group.

The closing of the Talcott Resolution Sale Transaction is subject to regulatory approvals, and the satisfaction of other closing conditions. MassMutual will continue to administer and provide all contractual benefits under the Contracts. The terms, features and benefits of your insurance contract will NOT change as a result of the Sale. The Talcott Resolution Sale Transaction is expected to close in the first half of 2018.

Additional information regarding the Talcott Resolution Sale Transaction can be found on The Hartford's* website at https://ir.thehartford.com and in Current Reports on Form 10-K filed by HFSG on February 23, 2018 and by HLIC on March 1, 2018 with the Securities and Exchange Commission.

*  The Hartford Financial Services Group, Inc., (NYSE: HIG) operates through its subsidiaries under the brand name, The Hartford, and is headquartered in Hartford, Conn.

THE SEPARATE ACCOUNT

We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:

•  Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

•  Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

•  Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

•  May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

•  Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Participant Account will equal the total of the Contributions made to your Participant Account.

Separate Account Eleven was established on December 1, 2000.

THE FUNDS

The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each underlying Fund's prospectus. Before investing, you should carefully read each underlying Fund's prospectus along with this Prospectus.

We do not guarantee the investment results of any of the underlying Funds. The Funds may not be available in all states or in all Contracts.

The investment goals of each of the funds are shown below:

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
INSURANCE COMPANY DEDICATED MUTUAL FUNDS:
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund — Class I Shares	Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Index.	BlackRock Advisors, LLC
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. — Initial Class	Seeks long-term capital appreciation.	The Dreyfus Corporation Sub-advised by Newton Investment Management (North America) Limited
AIM Variable Insurance Funds
Invesco V.I. Diversified Dividend Fund — Series I	Seeks long-term capital growth with current income as a secondary objective.	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund — Series I	Seeks long-term capital growth.	Invesco Advisers, Inc.
Invesco V.I. Technology Fund — Series I	Seeks long-term capital growth.	Invesco Advisers, Inc.
American Century Variable Portfolios, Inc.
American Century VP Balanced Fund — Class I	Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities	American Century Investment Management, Inc.
American Century VP Income & Growth Fund — Class I	Seeks capital growth by investing in common stocks. Income is a secondary objective	American Century Investment Management, Inc.
American Century VP International Fund — Class I	The fund seeks capital growth.	American Century Investment Management, Inc.

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
American Century VP Ultra Fund — Class I	The fund seeks long-term capital growth.	American Century Investment Management, Inc.
American Century VP Value Fund — Class I	The fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
Calvert Variable Series, Inc.
Calvert VP SRI Balanced Portfolio — Class I	Seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments that offer income and capital growth opportunity.	Calvert Research and Management
Deutsche Variable Series I
Deutsche Core Equity VIP — Class A	Long-term growth of capital, current income and growth of income.	Deutsche Investment Management Americas Inc.
Dreyfus Variable Investment Fund
Dreyfus VIF Appreciation Portfolio — Initial Class	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corporation Sub-advised by Fayez Sarofim & Co.
Dreyfus VIF Growth and Income Portfolio — Initial Class	The fund seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk.	The Dreyfus Corporation
Dreyfus VIF Quality Bond Portfolio — Initial Class	The fund seeks to maximize total return, consisting of capital appreciation and current income.	The Dreyfus Corporation
Fidelity Variable Insurance Products Funds
Fidelity® VIP Balanced Portfolio — Initial Class	Seeks income and capital growth consistent with reasonable risk.	Fidelity Management & Research Company Sub-advised by FMR Co., Inc. and other Fidelity affiliates
Fidelity® VIP Growth & Income Portfolio — Initial Class	Seeks high total return through a combination of current income and capital appreciation.	Fidelity Management & Research Company Sub-advised by FMR Co., Inc. and other Fidelity affiliates
Fidelity® VIP Growth Opportunities Portfolio — Initial Class	Seeks to provide capital growth.	Fidelity Management & Research Company Sub-advised by FMR Co., Inc. and other Fidelity affiliates
Fidelity® VIP Overseas Portfolio — Initial Class	Seeks long-term growth of capital.	Fidelity Management & Research Company Sub-advised by FMR Co., Inc. and other Fidelity affiliates
Fidelity® VIP Value Strategies Portfolio — Initial Class	Seeks capital appreciation.	Fidelity Management & Research Company Sub-advised by FMR Co., Inc. and other Fidelity affiliates
Franklin Templeton Variable Insurance Products Trust
Franklin Small-Mid Cap Growth VIP Fund — Class 1	Long-term capital growth.	Franklin Advisers, Inc.

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford HLS Series Fund II, Inc.
Hartford U.S. Government Securities HLS Fund — Class IA	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund — Class IA	Seeks long-term total return.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund — Class IA	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund — Class IA	Seeks a high level of current income consistent with growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund — Class IA	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Healthcare HLS Fund — Class IA	Seeks long-term capital appreciation.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford International Opportunities HLS Fund — Class IA	Seeks long-term growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford MidCap HLS Fund — Class IA	Seeks long-term growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund — Class IA	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund — Class IA	Seeks long-term growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund — Class IA	Seeks a competitive total return, with income as a secondary objective.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund — Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Janus Aspen Series
Janus Henderson Balanced Portfolio — Institutional Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management, Inc.
Formerly Janus Aspen Balanced Portfolio — Institutional Shares
Janus Henderson Enterprise Portfolio — Institutional Shares	Seeks long-term growth of capital.	Janus Capital Management, Inc.
Formerly Janus Aspen Enterprise Portfolio — Institutional Shares
Janus Henderson Forty Portfolio — Institutional Shares	Seeks long-term growth of capital.	Janus Capital Management, Inc.
Formerly Janus Aspen Forty Portfolio — Institutional Shares
Janus Henderson Global Research Portfolio — Institutional Shares	Seeks long-term growth of capital.	Janus Capital Management, Inc.
Formerly Janus Aspen Global Research Portfolio — Institutional Shares
Janus Henderson Overseas Portfolio — Institutional Shares	Seeks long-term growth of capital.	Janus Capital Management, Inc.
Formerly Janus Aspen Overseas Portfolio — Institutional Shares
MFS® Variable Insurance Trust
MFS® High Yield Portfolio — Initial Class	Seek total return with an emphasis on high current income, but also considering capital appreciation.	MFS Investment Management
MFS® Utilities Series — Initial Class	Seeks total return.	MFS Investment Management
MFS® Variable Insurance Trust II
MFS® Core Equity Portfolio — Initial Class	Seek capital appreciation.	MFS Investment Management
MFS® Massachusetts Investors Growth Stock Portfolio — Initial Class	Seek capital appreciation.	MFS Investment Management
Putnam Variable Trust
Putnam VT Global Equity Fund — Class IB	Capital appreciation.	Putnam Investment Management, LLC Sub-advised by Putnam Advisory Company, LLC
Putnam VT High Yield Fund — Class IB	High current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Investment Management, LLC
Putnam VT International Growth Fund — Class IB	Long-term capital appreciation.	Putnam Investment Management, LLC Sub-advised by Putnam Advisory Company, LLC
Putnam VT Multi-Cap Growth Fund — Class IB	Long-term capital appreciation.	Putnam Investment Management, LLC
Putnam VT Small Cap Value Fund — Class IB	Capital appreciation.	Putnam Investment Management, LLC

Mixed and Shared Funding: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

Voting Rights: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

•  Notify the Contract Owner or Participant of any Fund shareholders' meeting if the shares held for the Contract may be voted;

•  Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

•  Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

•  Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

•  Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.

During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.

Substitution, Addition or Deletion of Funds, Separate Accounts and/or Sub-Accounts: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.

Fees and Payments Received by Hartford from the Fund Families: On January 1, 2013, Hartford entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to reinsure the obligations of Hartford under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Hartford for the services provided in respect of the Contracts. Additionally, MassMutual and its affiliates are responsible for marketing and selling the Contracts and for paying sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts. We want you to know that Hartford receives substantial fees and payments with respect to the underlying Funds that are offered as Sub-Accounts to your plan through the Contract. These types of fees and payments are sometimes called "revenue sharing" payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Hartford or an affiliate. We receive these fees and payments under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.40% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. MassMutual expects to make a profit on the amount of the fees and payments that exceed MassMutual's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on which variable investment options your plan selects.

For Example:

As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the Fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the Fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the plan's investment in the Fund.

If the plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that Fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the Fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per plan Participant Account invested in the investment option investing in the Fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the plan's investment in the Fund.

You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.

Some of the Sub-Accounts available in the Contract invest in funds that are part of our own and MassMutual affiliated family of funds. In addition to any fees and payments Hartford and MassMutual may receive with respect to those funds, one or more of our and MassMutual affiliates receives compensation from the Funds, including among other things a management fee and 12b-1 fees from the Funds.

For information on which underlying Funds pay Hartford such fees and at what level, please visit our website at www.massmutual.com/govnp or call 1-800-528-9009. Written information will be provided upon request.

Endorsement/Sponsorship Fees Paid By Hartford: MassMutual, as administrator for the Hartford Contracts, has entered into a sponsorship arrangement with the Florida Police Benevolent Association ("Florida PBA"). Under the arrangement, MassMutual pays sponsorship fees to the Florida PBA, which allows MassMutual to advertise its retirement products and services to Florida PBA member organizations and individuals.

For additional information on the amount of fees and payments made by MassMutual, as administrator for the Hartford Contracts, please call 1-800-528-9009. Written information will be provided upon request.

GENERAL ACCOUNT OPTION

Important information you should know: The portion of the Contract relating to the General Account option is not registered under the Securities Act of 1933 ("1933 Act") and the General Account option is not registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Neither the General Account option nor any interest in the General Account option is subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the General Account option.

The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.

Declared Rate of Interest: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

Guaranteed Rate of Interest: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

Distributions and Transfers: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

CONTRACT CHARGES

Sales Charges: We do not assess any contingent deferred sales charge ("Sales Charge"). This means you do not pay a Sales Charge at the time Contributions are made to the Contract and we do not charge you a Sales Charge when you partially or fully Surrender the Contract.

Mortality and Expense Risk and Administrative Charge: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts.

•  Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge is 0.70%.

•  After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge is 0.70%.

The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day. We assume two types of mortality risk and an expense risk:

Mortality Risk During The Accumulation Period: During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Mortality Risk During The Annuity Period: Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

Expense Risk: We also bear an expense risk that any fees collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.

We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.

If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.

We may reduce the mortality and expense risk and administrative charge under the Contracts (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

Premium Taxes: We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

Experience Rating under the Contracts: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for Mortality and Expense Risk and Administrative Charges, an increase in the rate of interest credited under the Contract or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.

Negotiated Charges and Fees: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

Charges of the Funds: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the underlying Funds' prospectuses.

Plan Related Expenses: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other plan related expenses including, but not limited to, fees to consultants, auditors, counsel, Hartford, and other plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.

THE CONTRACTS

The Contracts Offered: The Contracts are group variable annuity contracts offered to:

•  Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

•  Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

•  Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

•  Individual Retirement Annuity programs adopted according to Section 408 of the Code.

It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.

Assignments: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

Pricing and Crediting of Contributions: We credit initial Contributions to a Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.

May I cancel my certificate?

For certificates issued in Florida, Minnesota, North Carolina, Texas and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We may require additional information before we can cancel your certificate.

You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.

May I make changes in the amounts of my Contribution?

Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.

Can you transfer from one Sub-Account to another?

During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

What is a Sub-Account Transfer?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

What Happens When you Request a Sub-Account Transfer?

Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

What Restrictions are There on your Ability to Make a Sub-Account Transfer?

First, you may make only one Sub-Account transfer request each day. We limit each Participants to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Participant Account value more than once a Valuation Day.

For Example:

•  If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

•  If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

•  Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

•  Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

•  However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a bond fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

Second, you are allowed to submit a total of 20 Sub-Account transfers each Calendar Year (the "Transfer Rule") by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We may aggregate a Contract Owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

The Contracts provide for a Transfer Fee of $5 that applies to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

Fund Trading Policies

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each underlying Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

•  Certain types of financial intermediaries may not be required to provide us with shareholder information.

•  "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

•  A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

•  Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.

Possibility of Undetected abusive trading or market timing. We may not be able to detect or prevent all abusive trading activities. For instance,

•  Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

•  Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

•  These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

•  In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

How are you affected by frequent Sub-Account Transfers?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

General Account Option Transfers

You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

•  Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

•  Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

Telephone and Internet Transfers

Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or internet transfer requests may be cancelled via the internet or by calling us before the end of the Valuation Day you made the transfer request.

We, our agents or our affiliates are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

Fraud

Four Simple Steps to Safeguard Your Account Against Fraud

We take protection of our Contract Owners and Participants accounts and information seriously. With the number of security breaches on the rise, it is a good time to remind you to increase your awareness and protect yourself from fraud. We recommend four easy ways you can help protect yourself and your investments.

1.  Strengthen Your Password

A strong password is your primary line of defense, which is why criminals attempt to acquire them. Passwords should be complex and difficult to guess. In order to ensure their ongoing effectiveness, passwords should be changed on a regular basis.

2.  Keep Your Information Current

Make sure your contact information, including mailing address, email address and phone number is up to date with us. This will ensure that you receive your important documents.

3.  Be Aware

Learn to recognize phishing emails, suspicious phone calls and texts from individuals posing as legitimate organizations, such as a bank, credit card company and government agencies. Do not click on links or download attachments from unknown sources.

4.  Review Your Participant Account Statements and Notify Law Enforcement of Suspicious Activity

As a precautionary measure, we recommend that you remain vigilant by reviewing your Participant account statements and credit reports closely. If you detect any suspicious activity on an account, you should promptly notify the financial institution or company with which the account is maintained. You also should promptly report any fraudulent activity or suspected incidence of identity theft to proper law enforcement authorities or the Federal Trade Commission (FTC).

To file a complaint with the FTC, you may do so at www.ftc.gov/idtheft or call 1-877-ID-THEFT (877-438-4338). The FTC mailing address is 600 Pennsylvania Ave. NW, Washington, DC 20580. Complaints filed with the FTC will be added to the FTC's Identity Theft Data Clearinghouse, which is a database made available to law enforcement agencies.

Obtain a Copy of Your Credit Report

You may obtain a free copy of your credit report from each of the three major credit reporting agencies once every 12 months by visiting www.annualcreditreport.com, calling toll-free 877-322-8228, or by completing an Annual Credit Report Request Form (found on the website) and mailing it to Annual Credit Report Request Service, P.O. Box 105281, Atlanta, GA 30348.

Or you can elect to purchase a copy of your credit report by contacting one of the three national credit reporting agencies. Contact information for the three national credit reporting agencies is provided below:

Equifax (800) 685-1111 www.equifax.com P.O. Box 740241 Atlanta, GA 30374	Experian (888) 397-3742 www.experian.com P.O. Box 2002 Allen, TX 75013	Transunion (800) 888-4213 www.transunion.com P.O. Box 1000 Chester, PA 19016

Additional Free Resources on Identity Theft

You may wish to review the tips provided by the FTC on how to avoid identity theft. For more information, please visit www.consumer.ftc.gov/topics/privacy-identity or call 1-877-ID THEFT (877-438-4338).

Cyber Security

The operation of the Contracts is highly dependent upon the effective operation of our computer systems and those of our business partners. These systems are potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the underlying Funds, impact our ability to calculate accumulation unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

Dollar Cost Averaging: If, during the Accumulation Period, the portion of your Contract values held under either the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Ultrashort Bond HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Ultrashort Bond HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at semi-monthly, monthly or quarterly intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the semi-monthly, monthly or quarterly anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, either your General Account value or the value of your Accumulation Units under the Hartford Ultrashort Bond HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.

Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to "General Account Option Transfers" under the section entitled "The Contracts".

May I request a loan from my Participant Account?

During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions.

When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan payments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.

Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

How do I know what my Participant Account is worth?

Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.

To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account is calculated by dividing (a) by (b) and multiplying (c) where:

(a)  is the net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day.

(b)  is the net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day.

(c)  is the daily factor representing the mortality and expense risk and administration charge deducted from the Sub-Account, adjusted for the number of days in the Valuation Period and any other applicable charge.

We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at www.massmutual.com/govnp.

How are the underlying Fund shares valued?

The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.

DEATH BENEFITS

Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

Death before the Annuity Commencement Date:

•  Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.

•  Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.

If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

You may apply the death benefit payment to any one of the Annuity payout options (See "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (See "How are Contributions made to establish my Annuity Account?").

Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the computed value.

SETTLEMENT PROVISIONS

IMPORTANT TAX INFORMATION: There are certain restrictions on section 403(b) tax-sheltered annuities. As of December 31, 1988, all section 403(b) annuities have limits on full and partial surrenders. Contributions to the Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless the Contract Owner/employee has a) attained age 59 1/2, b) a severance from employment, c) died, d) become disabled or e) experienced financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship or separation from service may still be subject to a penalty tax of 10%. We will not assume any responsibility for determining whether a withdrawal is permissible, with or without tax penalty, in any particular situation; or in monitoring withdrawal requests regarding pre or post January 1, 1989 Contract Values. Any full or partial Surrender described above may affect the continuing tax-qualified status of some Contracts or plans and may result in adverse tax consequences to the Contract Owner. The Contract Owner, therefore, should consult with a tax adviser before undertaking any such Surrender (See "Appendix Tax — Federal Tax Considerations").

After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

1.  Continue the Participant's Account under the Contract. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option (See "Annuity Payout Options"). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

2.  To provide Annuity payouts immediately. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract (See "Annuity Payout Options").

3.  To Surrender the Participant's Account in a single sum. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Premium Taxes. Payment will normally be made within seven days after we receive the written request.

4.  To request a partial Surrender of the Participant's Account. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis.

5.  To begin making monthly, quarterly, semi-annual or annual withdrawals while allowing your Participant Account to remain in the Accumulation Period. Your Participant Account remains subject to any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option (See "Systematic Withdrawal Option").

Can payment of the Surrender value ever be postponed beyond the seven-day period?

Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, including holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

May I Surrender once Annuity Payouts have started?

Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period.

How do I elect an Annuity Commencement Date and Annuity Payout Option?

A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.

The Contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Appendix Tax — Federal Tax Considerations").

What is the minimum amount that I may select for an Annuity Payout?

The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

How are Contributions made to establish an Annuity Account?

During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.

Can a Contract be suspended by a Contract Owner?

A contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a contract (See "Can a Contract be modified?"). In this context, such modifications would have become effective on or before that anniversary.

Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.

Upon suspension of all other contracts, Hartford will not accept future contributions.

Annuity Payout Options:

Option 1: Life Annuity where we make monthly Annuity payouts for as long as the Annuitant lives.

❖  Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

Option 2: Life Annuity with 120, 180 or 240 Monthly Payments Certain where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

Option 3: Unit Refund Life Annuity where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

(a) =	total amount applied under the option at the Annuity Commencement Date
Annuity Unit value at the Annuity Commencement Date

(b) =	number of Annuity Units represented by each monthly Annuity payment made	x	number of monthly Annuity payments made
The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

Option 4: Joint and Last Survivor Annuity where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

❖  When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

❖  Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

Option 5: Payments for a Designated Period where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one lump sum to the Beneficiary unless other provisions have been made and approved by us.

❖  Option 5 does not involve life contingencies and does not provide any mortality guarantee.

❖  Surrenders are subject to the limitations set forth in the Contract and any applicable Sales Charges (See "Contract Charges").

For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.

Under any of the Annuity payout options above, except Option 5 (on a variable basis), no Surrenders are permitted by the Annuitant after Annuity payouts commence.

Options 2 and 5 are available only if the guaranteed Annuity payout period is less than the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and their Joint Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS or, if none is prescribed, the mortality table then in use by us.

We may offer other Annuity payout options from time to time. Not all Annuity payout options will be available in all states or in all Contracts.

Systematic Withdrawal Option:

If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option ("SWO"). Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply.

Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the Contingent Deferred Sales Charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 (See "Appendix Tax — Federal Tax Considerations").

The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.

How are Variable Annuity Payouts determined?

The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payment is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

Here is an example of how a Variable Annuity is determined:

ILLUSTRATION OF ANNUITY PAYOUTS:
(UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

A.	Net amount applied	$139,782.50
B.	Initial monthly income per $1,000 of payment applied	6.13
C.	Initial monthly payment (A x B ÷ 1,000)	$856.87
D.	Annuity Unit Value	3.125
E.	Number of monthly annuity units (C ÷ D)	274.198
F.	Assume annuity unit value for second month equal to	2.897
G.	Second monthly payment (F x E)	$794.35
H.	Assume annuity unit value for third month equal to	3.415
I.	Third month payment (H x E)	$936.39

The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

MORE INFORMATION

Can a Contract be modified?

Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

On or after the fifth anniversary of any contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the Contingent Deferred Sales Charges which are applicable at the time a Participant's Account is established under a contract, will continue to be applicable.

We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

Can Hartford waive any rights under a Contract?

We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

How Contracts Are Sold — Effective January 1, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as the principal underwriter for the Contracts. MMLD is a subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.

MMLD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. The Contracts are sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract value.

Commissions

Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract value. MMLD pays different commissions based on the Contract variation that you buy.

Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

Additional Payments

Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer ("Additional Payments"). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

Additional Payments may be used for various purposes, and may take various forms, such as:

•  Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

•  Payments for inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

•  Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

•  Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

•  Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

•  "Due diligence" payments for a Financial Intermediary's examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

•  Occasional meals and entertainment, tickets to sporting events and other gifts.

As of December 31, 2017, MMLD and its affiliates had contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs:

Amerprise Financial Services, Inc., Dolan Capital Group, LLC, Group 3 Financial, LLC, Kestra Investment Services, LLC, LPL Financial LLC, Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley Smith Barney LLC, NFP Advisors Services, and Retirement Plan Advisory Group.

Inclusion on this list does not imply that these arrangements necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.

For the fiscal year ended December 31, 2017, Additional Payments for the Contracts and other group annuity contracts and funding agreements issued in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $2.4 million.

Who is the custodian of the Separate Account's assets?

Hartford is the custodian of the Separate Account's assets.

Are there any material legal proceedings affecting the Separate Account?

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

How may I get additional information?

Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

MassMutual U.S. Workplace Solutions
P.O. Box 1583
Hartford, CT 06144-1583

You can also send inquiries to us electronically via the internet through our website at www.massmutual.com/govnp.

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.

APPENDIX TAX
FEDERAL TAX CONSIDERATIONS

What are some of the federal tax consequences which affect these contracts?

A. General

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

Civil Unions & Domestic Partnerships. Parties to a civil union or domestic partnership are not treated as spouses under federal law. Consequently, certain transactions, such as change of ownership or continuation of the contract after death, may be taxable to those individuals. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.

Tax Reporting. The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.

B. Taxation of Hartford and the Separate Account

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

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C. Diversification of the Separate Account

For certain types of Contracts, the Internal Revenue Code ("Code") requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

•  no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

•  no more than 70% is represented by any two investments,

•  no more than 80% is represented by any three investments and

•  no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. Tax Ownership of the Assets in the Separate Account

In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The U.S. Tax Court recently followed the IRS position and held that a variable contract owner would be treated for federal tax purposes as the owner of the separate account assets (Webber v. Commissioner, 14 Tax Court No. 17, June 30, 2015). The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts. The distinction between when a variable contract owner will be determined to own the separate account under the analysis of the IRS and the Tax Court can best be illustrated by the following IRS rulings.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

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E. Non-Natural Persons as Owners

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

•  A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

•  A contract acquired by the estate of a decedent by reason of such decedent's death,

•  Certain contracts acquired with respect to tax-qualified retirement arrangements,

•  Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

•  A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. Generation Skipping Transfer Tax

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. Tax-Qualified Retirement Plans

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income

APP TAX-3

regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. Individual Retirement Annuities ("IRAs").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

a.  Traditional IRAs

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

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b.  SEP IRAs

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

c.  SIMPLE IRAs

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

d.  Roth IRAs

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject

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to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($18,500 in 2018) or 100% of the employee's "includible compensation." For participants over age 50, a special additional catch-up provision may be available ($6,000 in 2018). In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. Tax Sheltered Annuity under Section 403(b) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($18,500 in 2018) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($6,000 in 2018). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

a.  after the employee reaches age 59 1/2;

b.  upon the employee's separation from service;

c.  upon the employee's death or disability;

d.  in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed); or

e.  as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange),

APP TAX-6

(3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.

4. Deferred Compensation Plans under Section 457 ("Section 457 Plans")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, ($18,500 in 2018). The Plan may provide for additional "catch-up" contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($6,000 in 2018); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. Taxation of Amounts Received from Qualified Plans

Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract".

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

APP TAX-7

6. Penalty Taxes for Qualified Plans

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

a.  Penalty Taxes on Premature Distributions

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

(i)  made to a beneficiary (or to the employee's estate) on or after the employee's death;

(ii)  attributable to the employee's becoming disabled under Code Section 72(m)(7);

(iii)  part of a series of substantially equal periodic payments (not less frequently than annually — "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

(iv)  (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

(v)  (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

(vi)  not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

(vii)  certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

(viii)  made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

(ix)  not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

(x)  for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

b.  RMDs and 50% Penalty Tax

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of —

(i)  the calendar year in which the individual attains age 70 1/2, or

(ii)  (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

APP TAX-8

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over —

(a)  the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b)  over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or "QLAC"), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.

7. Tax Withholding for Qualified Plans

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "Rollover Distributions"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "Rollover Distributions"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. Rollover Distributions

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

APP TAX-9

By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either —

a.  an RMD amount;

b.  one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

c.  any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.

APP TAX-10

APPENDIX I
ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference to this Prospectus.

Mortality and Expense Risk and Administrative Charge
(as a percentage of daily Sub-Account value)

	Year ending December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Century VP Balanced Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.488	$16.345	$16.777	$15.272	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.921	$17.488	$16.345	$16.777	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$17.044	$16.001	$16.498	$15.086	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.327	$17.044	$16.001	$16.498	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$16.612	$15.635	$16.161	$14.815	$12.705	$11.444	$10.941	$9.869	$8.606	$10.879
Accumulation unit value at end of period	$18.791	$16.612	$15.635	$16.161	$14.815	$12.705	$11.444	$10.941	$9.869	$8.606
Number of accumulation units outstanding at end of period (in thousands)	10	10	11	13	9	11	17	5	6	6

APP I-1

	Year ending December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Century VP Income & Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.830	$20.118	$21.316	$18.947	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.507	$22.830	$20.118	$21.316	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$17.709	$15.675	$16.684	$14.897	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.242	$17.709	$15.675	$16.684	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$17.261	$15.317	$16.343	$14.629	$10.847	$9.519	$9.297	$8.202	$6.994	$10.767
Accumulation unit value at end of period	$20.653	$17.261	$15.317	$16.343	$14.629	$10.847	$9.519	$9.297	$8.202	$6.994
Number of accumulation units outstanding at end of period (in thousands)	11	11	20	21	17	18	19	23	29	41
American Century VP International Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.744	$14.544	$14.435	$15.276	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.033	$13.744	$14.544	$14.435	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$12.359	$13.136	$13.096	$13.923	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.143	$12.359	$13.136	$13.096	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$12.046	$12.836	$12.829	$13.672	$11.248	$9.348	$10.703	$9.514	$7.162	$13.072
Accumulation unit value at end of period	$15.695	$12.046	$12.836	$12.829	$13.672	$11.248	$9.348	$10.703	$9.514	$7.162
Number of accumulation units outstanding at end of period (in thousands)	7	1	1	1	-	-	-	0	1	2

APP I-2

	Year ending December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Century VP Ultra Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.351	$22.357	$21.038	$19.127	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.876	$23.351	$22.357	$21.038	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$21.164	$20.354	$19.239	$17.570	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.859	$21.164	$20.354	$19.239	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$20.628	$19.888	$18.846	$17.254	$12.676	$11.205	$11.165	$9.685	$7.253	$12.481
Accumulation unit value at end of period	$27.086	$20.628	$19.888	$18.846	$17.254	$12.676	$11.205	$11.165	$9.685	$7.253
Number of accumulation units outstanding at end of period (in thousands)	34	33	33	33	31	32	34	54	57	82
American Century VP Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.011	$19.099	$19.871	$17.573	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.024	$23.011	$19.099	$19.871	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$19.329	$16.116	$16.842	$14.962	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.926	$19.329	$16.116	$16.842	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$18.840	$15.747	$16.498	$14.693	$11.233	$9.872	$9.842	$8.738	$7.341	$10.096
Accumulation unit value at end of period	$20.346	$18.840	$15.747	$16.498	$14.693	$11.233	$9.872	$9.842	$8.738	$7.341
Number of accumulation units outstanding at end of period (in thousands)	43	49	49	50	48	48	81	99	106	177

APP I-3

	Year ending December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Calvert VP SRI Balanced Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.467	$16.195	$16.558	$15.108	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.563	$17.467	$16.195	$16.558	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$15.520	$14.454	$14.845	$13.606	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.304	$15.520	$14.454	$14.845	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$15.127	$14.124	$14.542	$13.361	$11.402	$10.390	$10.007	$8.989	$7.225	$10.594
Accumulation unit value at end of period	$16.824	$15.127	$14.124	$14.542	$13.361	$11.402	$10.390	$10.007	$8.989	$7.225
Number of accumulation units outstanding at end of period (in thousands)	20	21	36	36	37	38	38	36	36	38
Deutsche Core Equity VIP
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.469	$22.148	$21.044	$18.819	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$29.612	$24.469	$22.148	$21.044	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$20.155	$18.325	$17.491	$15.712	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.282	$20.155	$18.325	$17.491	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$19.646	$17.907	$17.134	$15.430	$11.315	$9.838	$9.922	$8.734	$6.557	$10.703
Accumulation unit value at end of period	$23.610	$19.646	$17.907	$17.134	$15.430	$11.315	$9.838	$9.922	$8.734	$6.557
Number of accumulation units outstanding at end of period (in thousands)	4	4	11	13	5	3	4	4	4	5

APP I-4

	Year ending December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Dreyfus VIF Appreciation Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.282	$17.870	$18.322	$16.951	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.552	$19.282	$17.870	$18.322	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$18.019	$16.774	$17.276	$16.055	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.841	$18.019	$16.774	$17.276	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$17.563	$16.391	$16.923	$15.767	$13.111	$11.956	$11.045	$9.645	$7.925	$11.328
Accumulation unit value at end of period	$22.208	$17.563	$16.391	$16.923	$15.767	$13.111	$11.956	$11.045	$9.645	$7.925
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	6	1	0	0	0
Dreyfus VIF Growth and Income Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.247	$21.127	$20.798	$18.895	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.828	$23.247	$21.127	$20.798	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$19.259	$17.582	$17.386	$15.866	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.952	$19.259	$17.582	$17.386	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$18.772	$17.180	$17.031	$15.581	$11.471	$9.784	$10.135	$8.600	$6.729	$11.372
Accumulation unit value at end of period	$22.316	$18.772	$17.180	$17.031	$15.581	$11.471	$9.784	$10.135	$8.600	$6.729
Number of accumulation units outstanding at end of period (in thousands)	1	1	-	-	0	0	0	0	0	0

APP I-5

	Year ending December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Dreyfus VIF Quality Bond Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.766	$11.589	$11.784	$11.245	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.295	$11.766	$11.589	$11.784	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$14.113	$13.964	$14.262	$13.672	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.681	$14.113	$13.964	$14.262	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$13.756	$13.645	$13.971	$13.426	$13.732	$12.925	$12.160	$11.299	$9.898	$10.403
Accumulation unit value at end of period	$14.274	$13.756	$13.645	$13.971	$13.426	$13.732	$12.925	$12.160	$11.299	$9.898
Number of accumulation units outstanding at end of period (in thousands)	5	6	7	6	5	23	39	16	21	28
Fidelity® VIP Balanced Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.482	$17.230	$17.129	$15.536	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.518	$18.482	$17.230	$17.129	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$18.713	$17.525	$17.500	$15.944	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.690	$18.713	$17.525	$17.500	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$18.240	$17.124	$17.143	$15.657	$13.177	$11.532	$12.048	$10.276	$7.293	$11.385
Accumulation unit value at end of period	$21.088	$18.240	$17.124	$17.143	$15.657	$13.177	$11.532	$12.048	$10.276	$7.293
Number of accumulation units outstanding at end of period (in thousands)	71	73	82	83	80	46	57	53	26	20

APP I-6

	Year ending December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Fidelity® VIP Growth & Income Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.270	$20.908	$21.394	$19.367	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.371	$24.270	$20.908	$21.394	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$19.467	$16.845	$17.315	$15.745	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.654	$19.467	$16.845	$17.315	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$18.974	$16.460	$16.961	$15.462	$11.658	$9.901	$9.813	$8.522	$6.810	$11.764
Accumulation unit value at end of period	$22.026	$18.974	$16.460	$16.961	$15.462	$11.658	$9.901	$9.813	$8.522	$6.810
Number of accumulation units outstanding at end of period (in thousands)	16	16	13	11	17	14	11	15	16	17
Fidelity® VIP Growth Opportunities Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.239	$25.155	$23.819	$21.229	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$33.950	$25.239	$25.155	$23.819	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$21.020	$21.043	$20.016	$17.920	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.147	$21.020	$21.043	$20.016	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$20.488	$20.562	$19.607	$17.598	$12.851	$10.819	$10.651	$8.632	$5.985	$13.398
Accumulation unit value at end of period	$27.367	$20.488	$20.562	$19.607	$17.598	$12.851	$10.819	$10.651	$8.632	$5.985
Number of accumulation units outstanding at end of period (in thousands)	22	19	20	20	21	21	22	42	46	50
APP I-7

	Year ending December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Fidelity® VIP Overseas Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.233	$14.992	$14.468	$15.740	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.544	$14.233	$14.992	$14.468	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$11.698	$12.377	$11.998	$13.112	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.172	$11.698	$12.377	$11.998	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$11.402	$12.094	$11.753	$12.876	$9.941	$8.291	$10.079	$8.973	$7.142	$12.798
Accumulation unit value at end of period	$14.752	$11.402	$12.094	$11.753	$12.876	$9.941	$8.291	$10.079	$8.973	$7.142
Number of accumulation units outstanding at end of period (in thousands)	7	7	9	9	12	5	5	4	4	3
Fidelity® VIP Value Strategies Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.315	$19.444	$20.043	$18.768	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.441	$21.315	$19.444	$20.043	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$18.461	$16.917	$17.516	$16.476	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.936	$18.461	$16.917	$17.516	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$17.994	$16.530	$17.158	$16.180	$12.486	$9.879	$10.909	$8.675	$5.544	$11.431
Accumulation unit value at end of period	$21.328	$17.994	$16.530	$17.158	$16.180	$12.486	$9.879	$10.909	$8.675	$5.544
Number of accumulation units outstanding at end of period (in thousands)	4	4	11	11	23	13	15	12	8	1

APP I-8

	Year ending December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Franklin Small-Mid Cap Growth Securities Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.133	$19.284	$19.767	$18.341	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.511	$20.133	$19.284	$19.767	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$19.413	$18.678	$19.232	$17.925	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.529	$19.413	$18.678	$19.232	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$18.922	$18.251	$18.839	$17.603	$12.799	$11.599	$12.243	$9.637	$6.742	$11.775
Accumulation unit value at end of period	$22.876	$18.922	$18.251	$18.839	$17.603	$12.799	$11.599	$12.243	$9.637	$6.742
Number of accumulation units outstanding at end of period (in thousands)	4	8	8	8	10	9	9	16	2	2
Hartford Balanced HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.449	$13.626	$13.602	$12.389	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.701	$14.449	$13.626	$13.602	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	3	4	4	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$17.323	$16.410	$16.455	$15.055	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.934	$17.323	$16.410	$16.455	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$16.884	$16.034	$16.118	$14.785	$12.285	$11.044	$10.919	$9.806	$7.579	$11.246
Accumulation unit value at end of period	$19.381	$16.884	$16.034	$16.118	$14.785	$12.285	$11.044	$10.919	$9.806	$7.579
Number of accumulation units outstanding at end of period (in thousands)	165	172	192	219	225	232	246	309	337	367

APP I-9

	Year ending December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Hartford Capital Appreciation HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$43.339	$41.071	$40.658	$37.890	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$52.934	$43.339	$41.071	$40.658	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	96	114	157	134	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$18.731	$17.830	$17.730	$16.598	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.775	$18.731	$17.830	$17.730	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$18.257	$17.422	$17.368	$16.300	$11.802	$10.043	$11.416	$9.868	$6.822	$12.627
Accumulation unit value at end of period	$22.143	$18.257	$17.422	$17.368	$16.300	$11.802	$10.043	$11.416	$9.868	$6.822
Number of accumulation units outstanding at end of period (in thousands)	238	248	301	334	392	422	494	569	636	665
Hartford Dividend and Growth HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$7.856	$6.838	$6.918	$6.125	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$9.299	$7.856	$6.838	$6.918	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2,016	2,403	3,489	1,584	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$20.749	$18.141	$18.437	$16.395	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.448	$20.749	$18.141	$18.437	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$20.224	$17.727	$18.060	$16.101	$12.290	$10.896	$10.830	$9.633	$7.781	$11.597
Accumulation unit value at end of period	$23.770	$20.224	$17.727	$18.060	$16.101	$12.290	$10.896	$10.830	$9.633	$7.781
Number of accumulation units outstanding at end of period (in thousands)	34	36	46	54	50	48	72	83	86	113

APP I-10

	Year ending December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Hartford Global Growth HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.917	$11.689	$10.819	$10.036	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.817	$11.917	$11.689	$10.819	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$11.773	$11.599	$10.785	$10.036	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.556	$11.773	$11.599	$10.785	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$11.693	$11.550	$10.766	$10.036	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.412	$11.693	$11.550	$10.766	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	6	9	5	-	-	-	-	-	-
Hartford Healthcare HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$52.002	$56.765	$50.141	$39.359	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$63.578	$52.002	$56.765	$50.141	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$27.286	$56.765	$50.141	$20.933	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$63.578	$27.286	$56.765	$50.141	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$26.596	$29.235	$26.005	$20.557	$13.633	$11.381	$10.560	$9.929	$8.148	$11.022
Accumulation unit value at end of period	$32.291	$26.596	$29.235	$26.005	$20.557	$13.633	$11.381	$10.560	$9.929	$8.148
Number of accumulation units outstanding at end of period (in thousands)	10	11	12	27	25	4	1	4	3	3

APP I-11

	Year ending December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Hartford International Opportunities HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.883	$13.711	$13.458	$14.001	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.389	$13.883	$13.711	$13.458	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$14.948	$14.829	$14.622	$15.280	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.640	$14.948	$14.829	$14.622	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$14.570	$14.490	$14.323	$15.006	$12.432	$10.416	$12.192	$10.724	$8.092	$14.110
Accumulation unit value at end of period	$18.123	$14.570	$14.490	$14.323	$15.006	$12.432	$10.416	$12.192	$10.724	$8.092
Number of accumulation units outstanding at end of period (in thousands)	26	26	28	28	38	49	84	102	116	145
Hartford MidCap HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$41.020	$36.632	$36.056	$32.375	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$51.056	$41.020	$36.632	$36.056	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	230	277	357	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$24.263	$21.765	$21.519	$19.410	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$30.064	$24.263	$21.765	$21.519	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$23.649	$21.267	$21.080	$19.061	$13.728	$11.575	$12.658	$10.326	$7.940	$12.363
Accumulation unit value at end of period	$29.231	$23.649	$21.267	$21.080	$19.061	$13.728	$11.575	$12.658	$10.326	$7.940
Number of accumulation units outstanding at end of period (in thousands)	37	40	64	65	35	22	24	24	33	29

APP I-12

	Year ending December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Hartford Small Company HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$4.759	$4.664	$5.081	$4.746	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$6.014	$4.759	$4.664	$5.081	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	447	482	668	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$18.509	$18.219	$19.939	$18.707	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.283	$18.509	$18.219	$19.939	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$18.040	$17.803	$19.532	$18.370	$12.813	$11.158	$11.627	$9.433	$7.347	$12.457
Accumulation unit value at end of period	$22.638	$18.040	$17.803	$19.532	$18.370	$12.813	$11.158	$11.627	$9.433	$7.347
Number of accumulation units outstanding at end of period (in thousands)	12	13	22	37	13	15	17	10	12	10
Hartford Stock HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$41.770	$38.886	$37.848	$34.004	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$50.060	$41.770	$38.886	$37.848	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$18.538	$17.336	$16.949	$15.296	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.118	$18.538	$17.336	$16.949	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$18.069	$16.939	$16.603	$15.021	$11.438	$10.070	$10.253	$8.994	$6.399	$11.331
Accumulation unit value at end of period	$21.504	$18.069	$16.939	$16.603	$15.021	$11.438	$10.070	$10.253	$8.994	$6.399
Number of accumulation units outstanding at end of period (in thousands)	119	152	184	205	236	257	274	356	350	333

APP I-13

	Year ending December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Hartford Total Return Bond HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.734	$11.229	$11.296	$10.668	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.339	$11.734	$11.229	$11.296	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	449	530	735	379	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$14.503	$13.942	$14.088	$13.365	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.183	$14.503	$13.942	$14.088	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$14.136	$13.623	$13.800	$13.125	$13.400	$12.548	$11.810	$11.062	$9.686	$10.559
Accumulation unit value at end of period	$14.762	$14.136	$13.623	$13.800	$13.125	$13.400	$12.548	$11.810	$11.062	$9.686
Number of accumulation units outstanding at end of period (in thousands)	96	105	125	133	135	160	149	153	141	182
Hartford U.S. Government Securities HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.101	$11.917	$11.734	$11.413	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.260	$12.101	$11.917	$11.734	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$11.653	$11.528	$11.402	$11.140	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$11.754	$11.653	$11.528	$11.402	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$11.412	$11.317	$11.221	$10.991	$11.258	$10.933	$10.498	$10.185	$9.922	$10.000
Accumulation unit value at end of period	$11.482	$11.412	$11.317	$11.221	$10.991	$11.258	$10.933	$10.498	$10.185	$9.922
Number of accumulation units outstanding at end of period (in thousands)	23	28	32	36	61	76	66	65	79	263

APP I-14

	Year ending December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Hartford Ultrashort Bond HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.698	$12.576	$12.560	$12.548	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.826	$12.698	$12.576	$12.560	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	11	13	7	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$10.495	$10.441	$10.475	$10.512	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.554	$10.495	$10.441	$10.475	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$10.229	$10.203	$10.261	$10.324	$10.396	$10.469	$10.543	$10.617	$10.684	$10.534
Accumulation unit value at end of period	$10.261	$10.229	$10.203	$10.261	$10.324	$10.396	$10.469	$10.543	$10.617	$10.684
Number of accumulation units outstanding at end of period (in thousands)	37	40	50	32	54	147	155	189	213	339
HIMCO VIT Index Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.353	$11.070	$10.946	$10.091	$-	$-	$-	$-	$-	$-	(a)
Accumulation unit value at end of period	$15.002	$12.353	$11.070	$10.946	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	53	83	91	66	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$12.231	$11.010	$10.943	$10.090	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.787	$12.231	$11.010	$10.943	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$12.164	$10.977	$10.938	$10.090	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.670	$12.164	$10.977	$10.938	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	85	85	106	112	-	-	-	-	-	-

APP I-15

	Year ending December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Diversified Dividend Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.565	$17.041	$16.696	$14.798	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.243	$19.565	$17.041	$16.696	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$19.069	$16.683	$16.419	$14.619	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.611	$19.069	$16.683	$16.419	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$18.799	$16.488	$16.268	$14.520	$11.159	$9.465	$10.302	$-	$-	$-
Accumulation unit value at end of period	$20.269	$18.799	$16.488	$16.268	$14.520	$11.159	$9.465	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	3	5	9	7	12	2	1	-	-	-
Invesco V.I. Small Cap Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.754	$19.412	$20.545	$20.072	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$24.811	$21.754	$19.412	$20.545	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$16.585	$14.866	$15.805	$15.510	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.831	$16.585	$14.866	$15.805	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$16.194	$14.552	$15.510	$15.259	$11.178	$9.884	$10.026	$7.855	$6.522	$9.561
Accumulation unit value at end of period	$18.342	$16.194	$14.552	$15.510	$15.259	$11.178	$9.884	$10.026	$7.855	$6.522
Number of accumulation units outstanding at end of period (in thousands)	7	14	12	14	21	20	24	4	2	7

APP I-16

	Year ending December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Technology Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.165	$20.319	$19.022	$17.130	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.250	$20.165	$20.319	$19.022	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$17.708	$17.923	$16.855	$15.247	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.822	$17.708	$17.923	$16.855	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$17.260	$17.514	$16.511	$14.973	$12.049	$10.903	$11.565	$9.600	$6.142	$11.146
Accumulation unit value at end of period	$23.162	$17.260	$17.514	$16.511	$14.973	$12.049	$10.903	$11.565	$9.600	$6.142
Number of accumulation units outstanding at end of period (in thousands)	16	6	6	6	8	20	11	12	7	4
Janus Henderson Balanced Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.129	$16.375	$16.274	$14.999	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.286	$17.129	$16.375	$16.274	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$20.047	$19.251	$19.218	$17.792	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.635	$20.047	$19.251	$19.218	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$19.540	$18.811	$18.826	$17.473	$14.644	$12.979	$12.859	$11.948	$9.558	$11.436
Accumulation unit value at end of period	$22.980	$19.540	$18.811	$18.826	$17.473	$14.644	$12.979	$12.859	$11.948	$9.558
Number of accumulation units outstanding at end of period (in thousands)	17	17	24	29	31	29	36	21	25	20
APP I-17

	Year ending December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Janus Henderson Enterprise Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.991	$22.242	$21.380	$19.001	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.844	$24.991	$22.242	$21.380	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$25.837	$23.097	$22.303	$19.911	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$32.774	$25.837	$23.097	$22.303	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$25.183	$22.570	$21.848	$19.553	$14.875	$12.771	$13.046	$10.439	$7.259	$12.988
Accumulation unit value at end of period	$31.866	$25.183	$22.570	$21.848	$19.553	$14.875	$12.771	$13.046	$10.439	$7.259
Number of accumulation units outstanding at end of period (in thousands)	13	12	12	2	2	3	2	6	3	3
Janus Henderson Forty Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.928	$21.457	$19.120	$17.585	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$28.576	$21.928	$21.457	$19.120	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$23.917	$23.509	$21.043	$19.441	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$31.028	$23.917	$23.509	$21.043	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$23.312	$22.971	$20.613	$19.092	$14.651	$11.883	$12.825	$12.098	$8.326	$15.012
Accumulation unit value at end of period	$30.168	$23.312	$22.971	$20.613	$19.092	$14.651	$11.883	$12.825	$12.098	$8.326
Number of accumulation units outstanding at end of period (in thousands)	80	84	95	94	111	119	129	171	183	188

APP I-18

	Year ending December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Janus Henderson Global Research Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$16.334	$16.003	$16.378	$15.244	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.749	$16.334	$16.003	$16.378	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$14.630	$14.398	$14.802	$13.839	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.501	$14.630	$14.398	$14.802	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$14.260	$14.069	$14.500	$13.590	$10.656	$8.937	$10.433	$9.070	$6.633	$12.071
Accumulation unit value at end of period	$17.988	$14.260	$14.069	$14.500	$13.590	$10.656	$8.937	$10.433	$9.070	$6.633
Number of accumulation units outstanding at end of period (in thousands)	17	20	23	20	29	22	23	35	38	46
Janus Henderson Overseas Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$7.787	$8.324	$9.106	$10.333	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.210	$7.787	$8.324	$9.106	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$10.327	$11.089	$12.186	$13.890	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.480	$10.327	$11.089	$12.186	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$10.066	$10.835	$11.937	$13.641	$11.991	$10.642	$15.799	$12.697	$7.121	$14.974
Accumulation unit value at end of period	$13.106	$10.066	$10.835	$11.937	$13.641	$11.991	$10.642	$15.799	$12.697	$7.121
Number of accumulation units outstanding at end of period (in thousands)	23	17	19	23	27	29	31	39	31	24

APP I-19

	Year ending December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS® Core Equity Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.663	$9.574	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.310	$10.663	$9.574	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$10.577	$9.540	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.144	$10.577	$9.540	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$10.530	$9.521	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.053	$10.530	$9.521	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	-	-	-	-	-	-	-
MFS® High Yield Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.791	$10.359	$10.816	$10.521	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.580	$11.791	$10.359	$10.816	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$11.606	$10.242	$10.741	$10.496	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.326	$11.606	$10.242	$10.741	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$11.504	$10.177	$10.700	$10.482	$10.000	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.188	$11.504	$10.177	$10.700	$10.482	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	13	12	12	13	13	-	-	-	-	-

APP I-20

	Year ending December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS® Massachusetts Investors Growth Stock Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$10.297	$9.707	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.223	$10.297	$9.707	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$10.214	$9.673	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$13.059	$10.214	$9.673	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$10.169	$9.654	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.968	$10.169	$9.654	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	3	3	-	-	-	-	-	-	-
MFS® Utilities Series
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.833	$15.998	$18.715	$16.602	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.478	$17.833	$15.998	$18.715	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$20.525	$18.496	$21.735	$19.367	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.464	$20.525	$18.496	$21.735	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	2	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$20.006	$18.073	$21.291	$19.019	$15.892	$14.102	$13.299	$11.768	$8.896	$14.372
Accumulation unit value at end of period	$22.813	$20.006	$18.073	$21.291	$19.019	$15.892	$14.102	$13.299	$11.768	$8.896
Number of accumulation units outstanding at end of period (in thousands)	11	11	12	13	12	11	11	11	12	11

APP I-21

	Year ending December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Global Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.893	$17.703	$18.010	$17.749	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.970	$17.893	$17.703	$18.010	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$13.685	$13.601	$13.899	$13.760	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.490	$13.685	$13.601	$13.899	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$13.339	$13.289	$13.615	$13.513	$10.311	$8.640	$9.154	$8.392	$6.502	$11.981
Accumulation unit value at end of period	$17.005	$13.339	$13.289	$13.615	$13.513	$10.311	$8.640	$9.154	$8.392	$6.502
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	4	2	4	2	3	3	3
Putnam VT High Yield Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.093	$13.062	$13.801	$13.589	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.146	$15.093	$13.062	$13.801	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$18.305	$15.913	$16.889	$16.705	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.495	$18.305	$15.913	$16.889	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$17.842	$15.549	$16.544	$16.405	$15.317	$13.296	$13.159	$11.619	$7.791	$10.612
Accumulation unit value at end of period	$18.954	$17.842	$15.549	$16.544	$16.405	$15.317	$13.296	$13.159	$11.619	$7.791
Number of accumulation units outstanding at end of period (in thousands)	23	22	23	25	32	55	51	140	167	56

APP I-22

	Year ending December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT International Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.769	$13.689	$13.538	$14.425	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.244	$12.769	$13.689	$13.538	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$11.457	$12.337	$12.256	$13.118	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.402	$11.457	$12.337	$12.256	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$11.167	$12.055	$12.005	$12.882	$10.601	$8.822	$10.821	$9.712	$7.068	$12.375
Accumulation unit value at end of period	$14.975	$11.167	$12.055	$12.005	$12.882	$10.601	$8.822	$10.821	$9.712	$7.068
Number of accumulation units outstanding at end of period (in thousands)	11	11	11	11	11	10	10	23	23	14
Putnam VT Multi-Cap Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.240	$19.706	$19.763	$17.414	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.447	$21.240	$19.706	$19.763	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$20.849	$19.429	$19.573	$17.325	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$26.820	$20.849	$19.429	$19.573	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$20.523	$19.174	$19.364	$17.183	$12.682	$10.938	$11.605	$10.261	$-	$-
Accumulation unit value at end of period	$26.337	$20.523	$19.174	$19.364	$17.183	$12.682	$10.938	$11.605	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	15	18	29	33	18	23	25	37	-	-

APP I-23

	Year ending December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Small Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.319	$19.859	$20.738	$20.050	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$27.312	$25.319	$19.859	$20.738	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$17.962	$14.152	$14.845	$14.418	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.289	$17.962	$14.152	$14.845	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$17.508	$13.828	$14.542	$14.158	$10.213	$8.754	$9.253	$7.396	$5.662	$9.403
Accumulation unit value at end of period	$18.754	$17.508	$13.828	$14.542	$14.158	$10.213	$8.754	$9.253	$7.396	$5.662
Number of accumulation units outstanding at end of period (in thousands)	7	12	8	11	28	34	35	50	23	24
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.935	$19.874	$20.530	$18.096	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$25.299	$21.935	$19.874	$20.530	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$20.074	$18.269	$18.957	$16.785	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$23.048	$20.074	$18.269	$18.957	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$19.566	$17.851	$18.570	$16.484	$12.356	$11.112	$11.090	$9.727	$7.323	$11.246
Accumulation unit value at end of period	$22.409	$19.566	$17.851	$18.570	$16.484	$12.356	$11.112	$11.090	$9.727	$7.323
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	1	0	0	1	1	-

(a)  HIMCO VIT Index Fund merged into BlackRock S&P 500 Index V.I. Fund effective April 20, 2018.

APP I-24

TABLE OF CONTENTS
FOR
STATEMENT OF ADDITIONAL INFORMATION

To obtain a Statement of Additional Information, complete the form below and mail to:

MassMutual U.S. Workplace Solutions
P.O. Box 1583
Hartford, CT 06144-1583

Please send the current Statement of Additional Information for HV-3739 to me at the following address:

Name

Address

City/State Zip Code

Part B

Statement of Additional Information
Hartford Life Insurance Company

Separate Account Eleven

Group Variable Annuity Contracts

HV-3739

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: MassMutual U.S. Workplace Solutions, P.O. Box 1583, Hartford, CT 06144-1583.

Date of Prospectus: May 1, 2018
Date of Statement of Additional Information: May 1, 2018

Table of Contents

General Information	2
Safekeeping of Assets	2
Experts	2
Non-Participating	2
Misstatement of Age or Sex	2
Principal Underwriter	2
Additional Payments	2
Performance Related Information	3
Total Return for all Sub-Accounts	3
Yield for Sub-Accounts	3
Money Market Sub-Accounts	3
Additional Materials	4
Performance Comparisons	4
Financial Statements	SA-1

Hartford Life Insurance Company

GENERAL INFORMATION

Safekeeping of Assets

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying Fund shares held in each of the Sub-Accounts.

Experts

The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2017 and 2016, and for each of the three years in the period ended December 31, 2017 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is CityPlace I, 33rd Floor, 185 Asylum Street, Hartford Connecticut 06103-3402.

The financial statements of Hartford Life Insurance Company Separate Account Eleven as of December 31, 2017 and for each of the years or periods then ended presented therein, have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, also included herein, and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103.

Non-Participating

The Contract is non-participating and we pay no dividends.

Misstatement of Age or Sex

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.

Principal Underwriter

Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.

MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. For 2017, 2016, and 2015, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.

Additional Payments

As of December 31, 2017, MMLD (or its affiliates) paid Additional Payments to the Financial Intermediaries listed in the Prospectus pursuant to contractual arrangements to make Additional Payments.

2

Hartford Life Insurance Company

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

Total Return for all Sub-Accounts

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts any applicable Mortality and Expense Risk and Administrative Charge, and the highest possible Contingent Deferred Sales Charge.

The formula Hartford uses to calculate standardized total return is P(1+T)n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying Fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that any Contingent Deferred Sales Charge is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

Yield for Sub-Accounts

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.

The formula Hartford uses to calculate yield is YIELD = 2[(a – b/cd + 1)6 – 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying Fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

Money Market Sub-Accounts

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying Fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A – B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge and any applicable administrative charge. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] – 1.

3

Hartford Life Insurance Company

Additional Materials

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

Performance Comparisons

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4

Report of Independent Registered Public Accounting Firm

Those Charged With Governance
Hartford Life Insurance Company Separate Account Eleven:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the sub-accounts listed in the Appendix that comprise the Hartford Life Insurance Company Separate Account Eleven (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or periods listed in the Appendix, and changes in net assets for each of the years or periods listed in the Appendix, and the related notes including the financial highlights for each of the years or periods in the three-year period ended December 31, 2017 in Note 6 (collectively, the financial statements). The financial highlights for each of the years or periods in the two-year period ended December 31, 2014 were audited by other auditors whose report thereon, dated April 28, 2015, expressed an unqualified opinion on those financial highlights. In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or periods listed in the Appendix, and the changes in net assets for each of the years or periods listed in the Appendix, and the financial highlights in each of the years or periods in the three-year period ended December 31, 2017 indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/KPMG LLP

We have served as the Separate Account's auditor since 2015.

Hartford, Connecticut
April 30, 2018

Appendix

Statement of Assets and liabilities as of December 31, 2017 the related Statement of Operations for the year then ended, and the Statements of Changes in Net Assets for each of the years in the two year period then ended.

American Century Equity Income Fund

American Century Growth Fund

American Century Ultra® Fund

American Century VP Balanced Fund

American Century VP International Fund

American Century Small Cap Value Fund

American Century Large Company Value Fund

American Century Inflation-Adjusted Bond Fund

American Century Equity Growth Fund

American Century VP Income & Growth Fund

American Century VP Ultra Fund

American Century VP Value Fund

American Century Mid Cap Value Fund

Invesco V.I. Small Cap Equity Fund

Invesco V.I. Diversified Dividend Fund

Invesco European Growth Fund

Invesco International Growth Fund

Invesco Mid Cap Core Equity Fund

Invesco Small Cap Growth Fund

Invesco Real Estate Fund

BlackRock LifePath® Dynamic 2025 Fund

BlackRock LifePath® Dynamic 2035 Fund

BlackRock LifePath® Dynamic 2045 Fund

BlackRock LifePath® Dynamic 2055 Fund

Baron Small Cap Fund

BlackRock U.S. Government Bond Portfolio

BlackRock Equity Dividend Fund

BlackRock Capital Appreciation Fund

BlackRock Advantage Large Cap Growth Fund (1)

Calvert VP SRI Balanced Portfolio

Calvert Equity Fund (1)

Calvert Bond Fund (1)

Calvert Income Fund

Columbia Contrarian Core Fund

Columbia Small Cap Value I Fund

Columbia Mid Cap Value Fund

Columbia Acorn Fund

CRM Mid Cap Value Fund

Columbia Disciplined Small Core Fund

Calamos Global Equity Fund

Federated Total Return Bond Fund

Federated Clover Small Value Fund

Federated International Leaders Fund

Fidelity® VIP Growth Opportunities Portfolio

Fidelity® VIP Overseas Portfolio

Fidelity® VIP Value Strategies Portfolio

Fidelity® VIP Balanced Portfolio

Fidelity® VIP Growth & Income Portfolio

Fidelity® VIP Freedom 2020 Portfolio

Fidelity® VIP Freedom 2030 Portfolio

Fidelity® VIP Freedom 2015 Portfolio

Fidelity® VIP Freedom 2025 Portfolio

Fidelity® VIP FundsManager 70% Portfolio

Fidelity Advisor® Stock Selector All Cap Fund

Templeton Global Opportunities Trust

Templeton Developing Markets Trust

Franklin High Income Fund

Franklin Strategic Income Fund

Templeton Global Bond Fund

Franklin U.S. Government Securities Fund

Hartford Ultrashort Bond HLS Fund

Hartford Small Company HLS Fund

Hartford Small Cap Growth HLS Fund

Hartford Stock HLS Fund

Hartford U.S. Government Securities HLS Fund

Hartford Value HLS Fund

The Hartford Checks and Balances Fund

The Hartford High Yield

The Hartford Dividend and Growth Fund

The Hartford International Opportunities Fund

The Hartford MidCap Fund

The Hartford Small Company Fund

The Hartford Total Return Bond Fund

The Hartford Healthcare Fund

The Hartford Growth Opportunities Fund

The Hartford Value Opportunities Fund

Hartford Moderate Allocation Fund

The Hartford Conservative Allocation Fund

The Hartford Capital Appreciation Fund

The Hartford Growth Allocation Fund

JP Morgan Smart Retirement 2055 Fund

Keeley Small Cap Value Fund

Loomis Sayles Bond Fund

Lord Abbett Affiliated Fund

Lord Abbett Fundamental Equity Fund

Lord Abbett Bond Debenture Fund

Lord Abbett Growth Opportunities fund

Lord Abbett Calibrated Dividend Growth Fund

Lord Abbett Total Return Fund

Lord Abbett Developing Growth Fund

Lord Abbett International Equity Inv Opt (1)

Lord Abbett Value Opportunities Fund

Clearbridge Value Trust

BMO Mid-Cap Value Fund

MassMutual RetireSMARTSM 2010 Fund

MFS® Emerging Markets Debt Fund

Massachusetts Investors Growth Stock Fund

MFS High Income Fund

MFS International New Discovery Fund

MFS Mid Cap Growth Fund

Oppenheimer Equity Income Fund

Oppenheimer International Diversified Fund

Appendix

Oppenheimer Rising Dividends Fund

Putnam Global Equity Fund

Putnam VT High Yield Fund (1)

Putnam VT International Growth Fund

Putnam VT Multi-Cap Growth Fund

Putnam VT Small Cap Value Fund

Pioneer Disciplined Value Fund

Pioneer Fundamental Growth Fund

AllianzGI NFJ International Value Fund

AllianzGI NFJ Small-Cap Value Fund

AllianzGI NFJ Dividend Value Fund

AMG Managers Cadence Mid Cap Fund

PIMCO Emerging Markets Bond Fund

Pioneer Fund

Pioneer High Yield Fund

Pioneer Strategic Income Fund

Pioneer Mid Cap Value Fund

Pioneer Select Mid Cap Growth Fund

UBS Global Allocation Fund

UBS US Allocation Fund

Vanguard Small-Cap Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Total Bond Market Index Fund

Vanguard Total Stock Market Index Fund

Victory Diversified Stock Fund

Victory Special Value Fund

Victory Sycamore Small Company Opportunity Fund

Victory Sycamore Established Value Fund

Invesco Small Cap Discovery Fund

Invesco Comstock Fund

Invesco Equity and Income Fund

Invesco Growth and Income Fund

Invesco Mid Cap Growth Fund

Invesco Quality Income Fund

Invesco Small Cap Value Fund

Invesco American Value Fund

Invesco Value Opportunities Fund

Invesco Diversified Dividend Fund

Oppenheimer Main Street All Cap Fund® (1)

Invesco Small Cap Equity Fund

Invesco Developing Markets Fund

American Century Diversified Bond Fund

Domini Impact Equity Fund

AB Global Bond Fund

AB Global Risk Allocation Fund

AB Relative Value Fund (1)

AB International Growth Fund

AB International Value Fund

AB Growth Fund

AB Discovery Growth Fund

AB Discovery Value Fund

AB Value Fund

AB High Income Fund

American Funds AMCAP Fund®

American Funds American Balanced Fund®

American Funds Capital Income Builder®

American Funds EuroPacific Growth Fund

American Funds Fundamental Investors FundSM

American Funds New Perspective Fund®

Calamos International Growth Fund

Davis Financial Fund

Davis New York Venture Fund

Davis Opportunity Fund

Delaware Diversified Income Fund

Delaware Extended Duration Bond Fund

Dreyfus Bond Market Index Fund

Dreyfus VIF Appreciation Portfolio

Dreyfus International Stock Index Fund

Dreyfus MidCap Index Fund

Dreyfus SmallCap Stock Index Fund

Dreyfus VIF Growth and Income Portfolio

Dreyfus VIF Quality Bond Portfolio Fund

The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (1)

Dreyfus S&P 500 Index Fund

Dreyfus Intermediate Term Income Fund

Eaton Vance Large-Cap Value Fund

Eaton Vance Dividend Builder Fund

Eaton Vance Worldwide Health Sciences Fund

Eaton Vance Income Fund of Boston

Franklin Small Cap Value Fund

Franklin Mutual Global Discovery Fund

Templeton Growth Fund

Franklin Income Fund

Franklin Growth Fund

Franklin Total Return Fund

Franklin Balance Sheet Investment Fund

Franklin Mutual Beacon Fund

Franklin Mutual Shares Fund

Franklin Small-Mid Cap Growth Fund

Franklin Conservative Allocation Fund

Franklin Growth Allocation Fund

Franklin Moderate Allocation Fund

Templeton Foreign Fund

Franklin Small-Mid Cap Growth Fund

Highland Premier Growth Equity

Goldman Sachs Income Builder Fund

Goldman Sachs Capital Growth Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Government Income Fund

The Hartford Inflation Plus Fund

The Hartford Equity Income Fund

The Hartford Balanced Income Fund

The Hartford International Small Company Fund

The Hartford MidCap Value Fund

Appendix

Hotchkis and Wiley Large Cap Value Fund

Invesco V.I. Technology Fund

Invesco Technology Fund

Ivy Natural Resources Fund (1)

Ivy Large Cap Growth Fund

Ivy Science & Technology Fund

Ivy Asset Strategy Fund

Janus Henderson Forty Portfolio (1)

Janus Henderson Global Research Portfolio (1)

Janus Henderson Enterprise Portfolio (1)

Janus Henderson Balanced Portfolio (1)

Janus Henderson Overseas Portfolio (1)

Janus Henderson Flexible Bond Fund (1)

Janus Henderson Forty Fund (1)

Janus Henderson Balanced Fund (1)

MFS New Discovery Fund

MFS Research International Fund

MFS Total Return Fund

MFS Utilities Fund

MFS Value Fund

MFS Total Return Bond Fund

MFS Massachusetts Investors Trust

MFS International Growth Fund

MFS Core Equity Fund

MFS Government Securities Fund

MFS International Value Fund

MFS Technology Fund

MFS Core Equity Series

MFS Utilities Series

MFS Growth Fund

MFS High Yield Portfolio

BlackRock Global Allocation Fund, Inc.

BlackRock Advantage Large Cap Core Fund (1)

BlackRock Advantage U.S. Total Market Fund (1)

BlackRock Small Cap Growth Fund II

PIMCO Total Return ESG Fund (1)

Putnam Equity Income Fund

Putnam High Yield Fund (1)

Putnam International Equity Fund

Putnam Multi-Cap Growth Fund

Putnam International Capital Opportunities Fund

Putnam Small Cap Growth Fund

Royce Total Return Fund

Royce Smaller-Companies Growth Fund

Royce Small-Cap Value Fund

Columbia Diversified Equity Income Fund

Columbia Small/Mid Cap Value Fund

RidgeWorth Ceredex Small Cap Value Equity Fund

RidgeWorth Ceredex Mid-Cap Value Equity Fund

RidgeWorth Seix Total Return Bond Fund

RidgeWorth Ceredex Large Cap Value Equity Fund

Deutsche Real Estate Securities Fund

Deutsche Equity Dividend Fund

Deutsche Capital Growth Fund

Deutsche Enhanced Emerging Markets Fixed Income

Invesco American Franchise Fund

Invesco Global Core Equity Fund

Vanguard 500 Index Fund

Wells Fargo International Equity Fund

Wells Fargo Core Bond Fund

Columbia Seligman Communications and Information Fund

Columbia Seligman Global Technology Fund

TIAA-CREF Large Cap Value Index Fund

TIAA-CREF Large Cap Growth Fund

TIAA-CREF Bond Index Fund

TIAA-CREF Equity Index Fund

MM MSCI EAFE® International Index Fund

MassMutual RetireSMARTSM 2015 Fund

MassMutual RetireSMARTSM 2020 Fund

MassMutual RetireSMARTSM 2025 Fund

MassMutual RetireSMARTSM 2030 Fund

MassMutual RetireSMARTSM 2035 Fund

MassMutual RetireSMARTSM 2040 Fund

MassMutual RetireSMARTSM 2045 Fund

MassMutual RetireSMARTSM 2050 Fund

JPMorgan SmartRetirement Income Fund

American Funds The Bond Fund of America®

American Funds The Growth Fund of America®

American Funds The Income Fund of America®

American Funds The Investment Company of America®

American Funds The New Economy Fund®

American Funds Washington Mutual Investors FundSM

American Funds American Mutual Fund®

American Funds Capital World Growth and Income Fund®

American Funds SMALLCAP World Fund®

Ariel Appreciation Fund

Ariel Fund

Artisan Mid Cap Value Fund

Ave Maria Rising Dividend Fund

Ave Maria Value Fund (1)

Ave Maria Growth Fund

BlackRock LifePath® Dynamic 2020 Fund

BlackRock LifePath® Dynamic 2030 Fund

BlackRock LifePath® Dynamic 2040 Fund

BlackRock LifePath® Dynamic Retirement Fund

BlackRock LifePath® Dynamic 2050 Fund

Eaton Vance Balanced Fund

Eaton Vance Atlanta Capital SMID-Cap Fund

Wells Fargo Asset Allocation Fund

Wells Fargo Emerging Markets Equity Fund

Wells Fargo Utility & Telecommunications Fund

Alger Capital Appreciation Institutional Portfolio

Alger Mid Cap Growth Institutional Fund

Alger Small Cap Growth Institutional Fund

Appendix

Nuveen Mid Cap Growth Opportunities Fund

Nuveen Small Cap Select Fund

Nuveen Santa Barbara Dividend Growth Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Leveraged Company Stock Fund

Federated Equity Income Fund, Inc.

Federated Fund for U.S. Government Securities Fund

Federated MDT Mid Cap Growth Fund

Federated High Income Bond Fund

Federated Kaufmann Fund

Federated Short-Term Income Fund

Goldman Sachs Equity Income Fund (1)

Goldman Sachs Growth Opportunities Fund

Goldman Sachs Focused International Equity Fund

Goldman Sachs Mid Cap Value Fund

Goldman Sachs Small Cap Value Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs High Yield Fund

Goldman Sachs Large Cap Value Fund

Goldman Sachs Small/Mid Cap Growth Fund

Goldman Sachs Satellite Strategies Portfolio

Frost Value Equity Fund

Hartford Balanced HLS Fund

Hartford Total Return Bond HLS Fund

Hartford Capital Appreciation HLS Fund

Hartford Dividend and Growth HLS Fund

The Hartford Healthcare HLS Fund

Hartford Global Growth HLS Fund

Hartford Growth Opportunities HLS Fund

Hartford International Opportunities HLS Fund

Hartford MidCap HLS Fund

Janus Henderson Enterprise Fund (1)

Janus Henderson Overseas Fund (1)

Janus Henderson Global Research Fund (1)

Janus Henderson Mid Cap Value Fund (1)

Prudential Jennison Natural Resources Fund, Inc.

Prudential Jennison Mid-Cap Growth Fund, Inc.

Prudential Jennison 20/20 Focus Fund

JPMorgan Large Cap Growth Fund

JPMorgan Core Bond Fund

JPMorgan Small Cap Equity Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

JPMorgan U.S. Equity Fund

JPMorgan SmartRetirement 2020 Fund

JPMorgan SmartRetirement 2025 Fund

JPMorgan SmartRetirement 2030 Fund

JPMorgan SmartRetirement 2035 Fund

JPMorgan SmartRetirement 2040 Fund

JPMorgan SmartRetirement 2045 Fund

JPMorgan SmartRetirement 2050 Fund

BlackRock Mid Cap Dividend Fund (1)

BlackRock International Dividend Fund (1)

BlackRock Mid Cap Growth Equity Portfolio

Victory Munder Mid-Cap Core Growth Fund

Neuberger Berman Socially Responsive Fund

Nuveen NWQ International Value Fund

The Oakmark International Small Cap Fund

The Oakmark Equity and Income Fund

Oppenheimer Capital Appreciation Fund

Oppenheimer Global Fund

Oppenheimer International Growth Fund

Oppenheimer Main Street Fund

Oppenheimer Global Strategic Income Fund

Oppenheimer Main Street Mid Cap Fund

Oppenheimer Developing Markets Fund

Oppenheimer Capital Income Fund

Oppenheimer International Bond Fund

Oppenheimer Mid Cap Value Fund

Oppenheimer Gold & Special Minerals Fund

Oppenheimer Real Estate Fund

SSgA S&P 500 Index Fund

Deutsche Core Equity VIP

Deutsche Global Growth Fund

ClearBridge Appreciation Fund

ClearBridge Aggressive Growth Fund

ClearBridge All Cap Value Fund

ClearBridge Mid Cap Fund

ClearBridge Small Cap Growth Fund

Thornburg International Value Fund

Thornburg Value Fund

Thornburg Core Growth Fund

Timothy Plan Large/Mid Cap Value Fund

T. Rowe Price Growth Stock Fund, Inc.

T. Rowe Price Equity Income Fund

T. Rowe Price Retirement 2010 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement Balanced Fund

MassMutual RetireSMARTSM In Retirement Fund

MassMutual RetireSMARTSM 2055

American Century Heritage Fund

ClearBridge Small Cap Value Fund

Oak Ridge Small Cap Growth Fund

HIMCO VIT Index Fund

Victory RS Value Fund

Fidelity VIP Freedom 2040 Portfolio

Fidelity VIP Freedom 2050 Portfolio

MSIF Global Opportunity Portfolio

Hartford Global Capital Appreciation Fund

MM S&P 500® Index Fund

Appendix

MM S&P Mid Cap Index Fund

Russell Balanced Strategy Fund

Russell Conservative Strategy Fund

MM Russell 2000® Small Cap Index Fund

Russell Growth Strategy Fund

Russell Moderate Strategy Fund

PIMCO Total Return Fund

PIMCO Real Return Fund

LKCM Aquinas Catholic Equity Fund

Statement of Assets and liabilities as of December 31, 2017, and the related Statements of Operations and the Statement of Changes in Net Assets for the period from February 10, 2017 (inception) to December 31, 2017

New World Fund

Statement of Assets and liabilities as of December 31, 2017, and the related Statements of Operations and the Statement of Changes in Net Assets for the period from April 20, 2017 (inception) to December 31, 2017

Invesco Balanced-Risk Commodity Strategy Fund

Statement of Assets and liabilities as of December 31, 2017, and the related Statements of Operations and the Statement of Changes in Net Assets for the period from July 21, 2017 (inception) to December 31, 2017

Russell Equity Growth Strategy Fund

Statement of Assets and liabilities as of December 31, 2017, and the related Statements of Operations and the Statement of Changes in Net Assets for the period from November 17, 2017 (inception) to December 31, 2017

Pioneer Global Equity Fund

Oppenheimer Corporate Bond Fund

Statement of Assets and liabilities as of December 31, 2017, and the related Statements of Operations and the Statement of Changes in Net Assets for the year ended December 31, 2017 and the Statement of Changes in Net Assets for the period from January 12, 2016 (inception) to December 31, 2016

Pioneer Equity Income Fund

Statement of Assets and liabilities as of December 31, 2017, and the related Statements of Operations and the Statement of Changes in Net Assets for the year ended December 31, 2017 and the Statement of Changes in Net Assets for the period from February 9, 2016 (inception) to December 31, 2016

MassMutual Select Total Return Bond Fund

Statement of Assets and liabilities as of December 31, 2017, and the related Statements of Operations and the Statement of Changes in Net Assets for the year ended December 31, 2017 and the Statement of Changes in Net Assets for the period from February 11, 2016 (inception) to December 31, 2016

Fidelity VIP Freedom 2035 Portfolio

Statement of Assets and liabilities as of December 31, 2017, and the related Statements of Operations and the Statement of Changes in Net Assets for the year ended December 31, 2017 and the Statement of Changes in Net Assets for the period from February 22, 2016 (inception) to December 31, 2016

Select Overseas Fund

Statement of Assets and liabilities as of December 31, 2017, and the related Statements of Operations and the Statement of Changes in Net Assets for the year ended December 31, 2017 and the Statement of Changes in Net Assets for the period from March 9, 2016 (inception) to December 31, 2016

Select T. Rowe Price/Frontier MC Gr II Fund

Statement of Assets and liabilities as of December 31, 2017, and the related Statements of Operations and the Statement of Changes in Net Assets for the year ended December 31, 2017 and the Statement of Changes in Net Assets for the period from May 13, 2016 (inception) to December 31, 2016

John Hancock New Opportunities Fund

Statement of Assets and liabilities as of December 31, 2017, and the related Statements of Operations and the Statement of Changes in Net Assets for the year ended December 31, 2017 and the Statement of Changes in Net Assets for the period from May 20, 2016 (inception) to December 31, 2016

Columbia Select Smaller-Cap Value Fund

Columbia Select International Equity Fund

Statement of Assets and liabilities as of December 31, 2017, and the related Statements of Operations and the Statement of Changes in Net Assets for the year ended December 31, 2017 and the Statement of Changes in Net Assets for the period from June 3, 2016 (inception) to December 31, 2016

Select Western Strategic Bond Fund

MassMutual Premier Small Cap Opportunities Fund

Appendix

Statement of Assets and liabilities as of December 31, 2017, and the related Statements of Operations and the Statement of Changes in Net Assets for the year ended December 31, 2017 and the Statement of Changes in Net Assets for the period from June 16, 2016 (inception) to December 31, 2016

JPMorgan U.S. Government Money Market Fund

American Century U.S. Government Money Market Fund

Statement of Assets and liabilities as of December 31, 2017, and the related Statements of Operations and the Statement of Changes in Net Assets for the year ended December 31, 2017 and the Statement of Changes in Net Assets for the period from September 28, 2016 (inception) to December 31, 2016

Oppenheimer Global Opportunities Fund

Statement of Assets and liabilities as of December 31, 2017, and the related Statements of Operations and the Statement of Changes in Net Assets for the year ended December 31, 2017 and the Statement of Changes in Net Assets for the period from October 21, 2016 (inception) to December 31, 2016

Putnam Growth Opportunities Fund

Ivy Small Cap Growth Fund

Statement of Assets and liabilities as of December 31, 2017, and the related Statements of Operations and the Statement of Changes in Net Assets for the year ended December 31, 2017 and the Statement of Changes in Net Assets for the period from October 28, 2016 (inception) to December 31, 2016

Columbia Large Cap Growth III

Statement of Operations and the Statement of Changes in Net Assets for the period from January 1, 2017 to March 17, 2017 (merger or replacement date) and the Statement of Changes in Net Assets for the year ended December 31, 2016

Oppenheimer Equity Fund

Statement of Operations and the Statement of Changes in Net Assets for the period from January 1, 2017 to April 28, 2017 (merger or replacement date) and the Statement of Changes in Net Assets for the year ended December 31, 2016

Nuveen Mid Cap Index Fund

Nuveen Small Cap Index

Nuveen Equity Index Fund

Statement of Operations and Statement of Changes in Net Assets for the period from January 1, 2017 to June 23, 2017 (merger or replacement date) and the Statement of Changes in Net Assets for the year ended December 31, 2016

JPMorgan SmartRetirement 2015 Fund

Statement of Operations and Statement of Changes in Net Assets for the period from January 1, 2017 to November 17, 2017 (merger or replacement date) and the Statement of Changes in Net Assets for the year ended December 31, 2016

Pioneer Emerging Markets Fund

Statement of Changes in Net Assets for the period from January 1, 2016 to May 13, 2016 (merger or replacement date)

John Hancock Small Cap Equity Fund

Statement of Changes in Net Assets for the period from January 1, 2016 to May 20, 2016 (merger or replacement date)

Columbia Multi-Advisor Small Cap Value Fund

Columbia International Opportunities Fund

Statement of Changes in Net Assets for the period from January 1, 2016 to July 29, 2016 (merger or replacement date)

LKCM Aquinas Growth Fund

RS Value Fund

Statement of Changes in Net Assets for the period from January 1, 2016 to September 30, 2016 (merger or replacement date)

Goldman Sachs Core Fixed Income Fund

American Century Prime Money Market Fund

JP Morgan Prime Money Market Fund

Statement of Changes in Net Assets for the period from January 1, 2016 to October 21, 2016 (merger or replacement date)

Putnam Voyager Fund

Statement of Changes in Net Assets for the period from January 1, 2016 to October 28, 2016 (merger or replacement date)

Columbia Large Cap Growth Fund II

Columbia Large Cap Growth Fund V

(1)  See Note 2 to the Financial Statements for the former name of the fund.

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities
For the Year Ended December 31, 2017

	American Century Small Cap Value Fund Sub-Account	American Century Large Company Value Fund Sub-Account	American Century Inflation-Adjusted Bond Fund Sub-Account	American Century Equity Growth Fund Sub-Account	American Century VP Income & Growth Fund Sub-Account
Assets:
Investments:
Number of shares	468,057	4,102	9,543	12,769	22,377
Cost	$4,022,935	$34,401	$110,831	$393,131	$181,498
Maket Value	$4,080,187	$41,881	$110,894	$413,317	$239,654
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	291	8	9	64	—
Other assets	—	—	2	—	—
Total assets	4,080,478	41,889	110,905	413,381	239,654
Liabilities:
Due to Sponsor	320	24	29	99	—
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	12	2	1	6	4
Total liabilities	332	26	30	105	4
Net assets:
For contract liabilities	$4,080,146	$41,863	$110,875	$413,276	$239,650
Deferred contracts in the accumulation period:
Units owned by participants #	157,271	2,753	8,393	18,384	11,054
Minimum unit fair value #*	$22.61433	$14.47148	$12.71405	$17.53642	$20.65305
Maximum unit fair value #*	$34.27238	$17.94292	$13.62409	$23.01428	$20.65305
Contract liablility	$4,080,146	$41,863	$110,875	$413,276	$228,292
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	550
Minimum unit fair value #*	—	—	—	—	$20.65091
Maximum unit fair value #*	—	—	—	—	$20.65091
Contract liablility	—	—	—	—	$11,358

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	American Century Equity Income Fund Sub-Account	American Century Growth Fund Sub-Account	American Century Ultra® Fund Sub-Account	American Century VP Balanced Fund Sub-Account	American Century VP International Fund Sub-Account
Assets:
Investments:
Number of shares	3,955,111	712,736	9,405	24,115	8,502
Cost	$33,934,150	$20,732,601	$311,421	$169,380	$86,050
Maket Value	$35,240,042	$23,330,321	$391,527	$181,589	$103,549
Due from Sponsor Company	5,702	—	—	—	—
Receivable from fund shares sold	—	28,470	—	—	—
Other assets	—	—	2	1	—
Total assets	35,245,744	23,358,791	391,529	181,590	103,549
Liabilities:
Due to Sponsor	—	28,514	29	—	6
Payable for fund shares purchased	5,709	—	3	—	—
Other liabilities	5	15	11	—	2
Total liabilities	5,714	28,529	43	—	8
Net assets:
For contract liabilities	$35,240,030	$23,330,262	$391,486	$181,590	$103,541
Deferred contracts in the accumulation period:
Units owned by participants #	985,005	1,039,414	15,161	9,663	6,597
Minimum unit fair value #*	$8.91000	$21.55342	$23.53185	$18.79199	$15.69550
Maximum unit fair value #*	$40.55804	$41.25145	$26.53208	$18.79199	$15.69550
Contract liablility	$35,240,030	$23,330,262	$391,486	$181,590	$103,541
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	American Century VP Ultra Fund Sub-Account	American Century VP Value Fund Sub-Account	American Century Mid Cap Value Fund Sub-Account	Invesco V.I. Small Cap Equity Fund Sub-Account	Invesco V.I. Diversified Dividend Fund Sub-Account
Assets:
Investments:
Number of shares	47,868	80,616	71,748	6,730	1,929
Cost	$565,474	$585,186	$1,152,114	$128,998	$39,560
Maket Value	$925,762	$903,701	$1,254,873	$134,728	$52,426
Due from Sponsor Company	84	—	1,974	—	—
Receivable from fund shares sold	—	—	—	—	—
Other assets	4	—	3	—	—
Total assets	925,850	903,701	1,256,850	134,728	52,426
Liabilities:
Due to Sponsor	—	—	—	8	1
Payable for fund shares purchased	84	—	2,022	—	—
Other liabilities	1	—	9	3	2
Total liabilities	85	—	2,031	11	3
Net assets:
For contract liabilities	$925,765	$903,701	$1,254,819	$134,717	$52,423
Deferred contracts in the accumulation period:
Units owned by participants #	34,178	43,022	47,568	7,345	2,586
Minimum unit fair value #*	$27.08664	$20.34602	$24.75656	$18.34252	$20.26900
Maximum unit fair value #*	$27.08664	$20.34602	$27.30527	$18.34252	$20.26900
Contract liablility	$925,765	$875,324	$1,254,819	$134,717	$52,423
Deferred contracts in the annuity period:
Units owned by participants #	—	1,395	—	—	—
Minimum unit fair value #*	—	$20.34194	—	—	—
Maximum unit fair value #*	—	$20.34194	—	—	—
Contract liablility	—	$28,377	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
The accompanying notes are an integral part of these financial statements.

	Invesco European Growth Fund Sub-Account	Invesco International Growth Fund Sub-Account	Invesco Mid Cap Core Equity Fund Sub-Account	Invesco Small Cap Growth Fund Sub-Account	Invesco Real Estate Fund Sub-Account
Assets:
Investments:
Number of shares	10,449	11,676	15,989	46,222	242,197
Cost	$362,590	$372,357	$361,655	$1,684,189	$5,600,539
Maket Value	$431,135	$423,604	$344,247	$1,780,216	$5,152,618
Due from Sponsor Company	—	173	—	1,985	—
Receivable from fund shares sold	39	—	16	—	—
Other assets	2	—	3	—	2
Total assets	431,176	423,777	344,266	1,782,201	5,152,620
Liabilities:
Due to Sponsor	68	—	32	—	21
Payable for fund shares purchased	—	210	—	2,015	11
Other liabilities	4	4	7	21	5
Total liabilities	72	214	39	2,036	37
Net assets:
For contract liabilities	$431,104	$423,563	$344,227	$1,780,165	$5,152,583
Deferred contracts in the accumulation period:
Units owned by participants #	31,442	26,484	18,498	77,355	170,630
Minimum unit fair value #*	$12.72178	$12.47300	$17.72265	$14.55566	$14.84593
Maximum unit fair value #*	$19.76026	$18.25460	$21.01740	$49.51930	$46.26119
Contract liablility	$431,104	$423,563	$344,227	$1,780,165	$5,152,583
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	Invesco Small Cap Equity Fund Sub-Account	Invesco Developing Markets Fund Sub-Account	American Century Diversified Bond Fund Sub-Account	Domini Impact Equity Fund Sub-Account	AB Global Bond Fund Sub-Account
Assets:
Investments:
Number of shares	70,025	76,808	13,127	43,327	11,250
Cost	$1,003,675	$2,318,521	$142,589	$1,892,851	$94,207
Maket Value	$1,074,884	$2,890,304	$141,512	$2,041,120	$94,610
Due from Sponsor Company	20	247	—	—	175
Receivable from fund shares sold	—	—	28	22,982	—
Other assets	3	—	4	3	7
Total assets	1,074,907	2,890,551	141,544	2,064,105	94,792
Liabilities:
Due to Sponsor	—	—	34	23,021	—
Payable for fund shares purchased	59	279	—	—	195
Other liabilities	6	15	—	5	—
Total liabilities	65	294	34	23,026	195
Net assets:
For contract liabilities	$1,074,842	$2,890,257	$141,510	$2,041,079	$94,597
Deferred contracts in the accumulation period:
Units owned by participants #	56,688	184,920	12,198	35,154	7,962
Minimum unit fair value #*	$17.36155	$14.36301	$11.54346	$17.49538	$11.76295
Maximum unit fair value #*	$21.52735	$15.84232	$11.91122	$66.40651	$12.38544
Contract liablility	$1,074,842	$2,890,257	$141,510	$2,041,079	$94,597
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(1)  Formerly AB Growth and Income Fund. Change effective January 9, 2017

The accompanying notes are an integral part of these financial statements.

	AB Global Risk Allocation Fund Sub-Account	AB Relative Value Fund Sub-Account (1)	AB International Growth Fund Sub-Account	AB International Value Fund Sub-Account	AB Growth Fund Sub-Account
Assets:
Investments:
Number of shares	12,780	28,618	27,003	64,199	1,361
Cost	$203,452	$161,336	$461,486	$875,872	$79,805
Maket Value	$209,841	$166,844	$526,838	$953,990	$99,875
Due from Sponsor Company	48	—	—	260	—
Receivable from fund shares sold	—	1	25	—	15
Other assets	1	—	—	3	—
Total assets	209,890	166,845	526,863	954,253	99,890
Liabilities:
Due to Sponsor	—	33	68	—	43
Payable for fund shares purchased	92	—	—	289	—
Other liabilities	2	8	13	11	8
Total liabilities	94	41	81	300	51
Net assets:
For contract liabilities	$209,796	$166,804	$526,782	$953,953	$99,839
Deferred contracts in the accumulation period:
Units owned by participants #	11,615	8,757	46,252	77,821	4,520
Minimum unit fair value #*	$12.59361	$17.89209	$9.89415	$7.38438	$20.96358
Maximum unit fair value #*	$19.76899	$22.99984	$14.55909	$22.91140	$24.51641
Contract liablility	$209,796	$166,804	$526,782	$953,953	$99,839
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	AB Discovery Growth Fund Sub-Account	AB Discovery Value Fund Sub-Account	AB Value Fund Sub-Account	AB High Income Fund Sub-Account	American Funds AMCAP Fund® Sub-Account
Assets:
Investments:
Number of shares	22,422	39,478	588	94,210	119,086
Cost	$217,937	$802,175	$8,278	$831,280	$3,012,468
Maket Value	$243,502	$899,304	$9,483	$830,931	$3,636,894
Due from Sponsor Company	—	312	—	143	1,258
Receivable from fund shares sold	18	—	6	—	—
Other assets	3	—	1	21	2
Total assets	243,523	899,616	9,490	831,095	3,638,154
Liabilities:
Due to Sponsor	42	—	24	—	—
Payable for fund shares purchased	—	340	—	167	1,273
Other liabilities	6	16	7	—	5
Total liabilities	48	356	31	167	1,278
Net assets:
For contract liabilities	$243,475	$899,260	$9,459	$830,928	$3,636,876
Deferred contracts in the accumulation period:
Units owned by participants #	9,767	39,305	794	56,083	164,745
Minimum unit fair value #*	$23.05712	$22.00786	$11.88679	$14.30433	$20.35711
Maximum unit fair value #*	$28.15190	$24.00699	$12.87404	$15.21740	$24.32231
Contract liablility	$243,475	$899,260	$9,459	$830,928	$3,636,876
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	American Funds American Balanced Fund® Sub-Account	American Funds Capital Income Builder® Sub-Account	American Funds EuroPacific Growth Fund Sub-Account	American Funds Fundamental Investors FundSM Sub-Account	American Funds New Perspective Fund® Sub-Account
Assets:
Investments:
Number of shares	332,196	281,840	585,957	284,504	214,945
Cost	$7,617,022	$15,824,623	$25,971,189	$13,921,592	$7,470,395
Maket Value	$8,972,601	$17,705,183	$32,280,349	$17,653,497	$9,070,676
Due from Sponsor Company	4,271	3,315	—	1,816	6,805
Receivable from fund shares sold	—	—	20,879	—	—
Other assets	—	—	—	1	—
Total assets	8,976,872	17,708,498	32,301,228	17,655,314	9,077,481
Liabilities:
Due to Sponsor	—	—	20,883	—	—
Payable for fund shares purchased	4,285	3,317	—	1,830	6,814
Other liabilities	5	8	3	6	7
Total liabilities	4,290	3,325	20,886	1,836	6,821
Net assets:
For contract liabilities	$8,972,582	$17,705,173	$32,280,342	$17,653,478	$9,070,660
Deferred contracts in the accumulation period:
Units owned by participants #	473,470	1,174,623	1,519,013	851,475	454,238
Minimum unit fair value #*	$17.74301	$13.76890	$13.39462	$19.13194	$17.88644
Maximum unit fair value #*	$21.42174	$17.59855	$55.09000	$24.90068	$23.75645
Contract liablility	$8,972,582	$17,705,173	$32,280,342	$17,653,478	$9,070,660
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	American Funds The Bond Fund of America® Sub-Account	American Funds The Growth Fund of America® Sub-Account	American Funds The Income Fund of America® Sub-Account	American Funds The Investment Company of America® Sub-Account	American Funds The New Economy Fund® Sub-Account
Assets:
Investments:
Number of shares	355,054	984,246	591,095	253,722	66,700
Cost	$4,467,520	$38,726,099	$11,755,931	$8,868,253	$2,463,846
Maket Value	$4,576,650	$47,863,870	$13,760,692	$10,209,770	$2,910,130
Due from Sponsor Company	—	—	—	1,508	275
Receivable from fund shares sold	1,459	13,407	1,161	—	—
Other assets	—	2	7	—	1
Total assets	4,578,109	47,877,279	13,761,860	10,211,278	2,910,406
Liabilities:
Due to Sponsor	1,469	13,407	1,161	—	—
Payable for fund shares purchased	—	—	—	1,520	308
Other liabilities	2	2	—	5	10
Total liabilities	1,471	13,409	1,161	1,525	318
Net assets:
For contract liabilities	$4,576,638	$47,863,870	$13,760,699	$10,209,753	$2,910,088
Deferred contracts in the accumulation period:
Units owned by participants #	371,625	1,778,728	820,791	533,231	122,460
Minimum unit fair value #*	$11.77452	$19.69357	$15.39237	$17.75441	$21.32963
Maximum unit fair value #*	$13.01701	$48.63000	$19.53128	$22.22301	$28.03862
Contract liablility	$4,576,638	$47,863,870	$13,760,699	$10,209,753	$2,910,088
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(2)  Funded as of February 10, 2017

The accompanying notes are an integral part of these financial statements.

	American Funds Washington Mutual Investors FundSM Sub-Account	American Funds American Mutual Fund® Sub-Account	American Funds Capital World Growth and Income Fund® Sub-Account	American Funds SMALLCAP World Fund® Sub-Account	New World Fund Sub-Account (2)
Assets:
Investments:
Number of shares	110,804	93,865	531,187	19,471	3,375
Cost	$4,143,100	$3,118,968	$22,226,133	$841,300	$214,552
Maket Value	$5,016,110	$3,800,579	$26,990,765	$1,042,260	$222,641
Due from Sponsor Company	1,204	2,808	—	995	3
Receivable from fund shares sold	—	—	8,257	—	—
Other assets	1	—	—	1	—
Total assets	5,017,315	3,803,387	26,999,022	1,043,256	222,644
Liabilities:
Due to Sponsor	—	—	8,257	—	—
Payable for fund shares purchased	1,213	2,856	—	1,025	14
Other liabilities	6	9	—	10	1
Total liabilities	1,219	2,865	8,257	1,035	15
Net assets:
For contract liabilities	$5,016,096	$3,800,522	$26,990,765	$1,042,221	$222,629
Deferred contracts in the accumulation period:
Units owned by participants #	249,732	191,804	1,183,805	58,515	15,964
Minimum unit fair value #*	$17.88453	$17.73397	$15.04707	$16.05685	$13.73821
Maximum unit fair value #*	$22.87581	$22.64902	$90.52140	$22.23503	$14.04823
Contract liablility	$5,016,096	$3,800,522	$26,990,765	$1,042,221	$222,629
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	Ariel Appreciation Fund Sub-Account	Ariel Fund Sub-Account	Artisan Mid Cap Value Fund Sub-Account	Ave Maria Rising Dividend Fund Sub-Account	Ave Maria Value Fund Sub-Account (3)
Assets:
Investments:
Number of shares	3,788	4,272	210,480	94,782	582
Cost	$184,656	$282,339	$4,618,693	$1,594,655	$11,565
Maket Value	$181,359	$298,924	$4,784,206	$1,747,786	$12,161
Due from Sponsor Company	—	—	—	1,028	—
Receivable from fund shares sold	—	10	13,330	—	3
Other assets	—	—	3	—	—
Total assets	181,359	298,934	4,797,539	1,748,814	12,164
Liabilities:
Due to Sponsor	17	32	13,352	—	31
Payable for fund shares purchased	10	—	—	1,056	—
Other liabilities	6	4	14	7	9
Total liabilities	33	36	13,366	1,063	40
Net assets:
For contract liabilities	$181,326	$298,898	$4,784,173	$1,747,751	$12,124
Deferred contracts in the accumulation period:
Units owned by participants #	7,097	12,741	100,197	73,024	1,080
Minimum unit fair value #*	$22.98597	$21.33631	$20.48265	$22.98576	$11.17826
Maximum unit fair value #*	$47.88000	$69.98000	$53.14516	$25.35178	$11.38618
Contract liablility	$181,326	$298,898	$4,784,173	$1,747,751	$12,124
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(3)  Formerly Ave Maria Catholic Values Fund. Change effective May 1, 2017

The accompanying notes are an integral part of these financial statements.

	Ave Maria Growth Fund Sub-Account	BlackRock LifePath® Dynamic 2020 Fund Sub-Account	BlackRock LifePath® Dynamic 2030 Fund Sub-Account	BlackRock LifePath® Dynamic 2040 Fund Sub-Account	BlackRock LifePath® Dynamic Retirement Fund Sub-Account
Assets:
Investments:
Number of shares	2,007	1,330,473	1,949,267	1,508,165	313,435
Cost	$56,480	$20,271,581	$28,073,140	$26,142,918	$3,357,897
Maket Value	$61,804	$20,534,495	$27,146,568	$25,682,427	$3,240,699
Due from Sponsor Company	—	2,609	2,313	776	103
Receivable from fund shares sold	19	—	—	—	—
Other assets	3	—	1	—	1
Total assets	61,826	20,537,104	27,148,882	25,683,203	3,240,803
Liabilities:
Due to Sponsor	54	—	—	—	—
Payable for fund shares purchased	—	2,632	2,336	791	137
Other liabilities	8	5	5	4	9
Total liabilities	62	2,637	2,341	795	146
Net assets:
For contract liabilities	$61,764	$20,534,467	$27,146,541	$25,682,408	$3,240,657
Deferred contracts in the accumulation period:
Units owned by participants #	2,355	1,075,304	1,461,746	1,422,915	178,008
Minimum unit fair value #*	$25.84415	$13.34453	$13.61156	$13.74550	$11.00000
Maximum unit fair value #*	$28.17101	$26.17864	$28.98790	$31.29207	$22.97557
Contract liablility	$61,764	$20,534,467	$27,146,541	$25,682,408	$3,240,657
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	BlackRock LifePath® Dynamic 2050 Fund Sub-Account	BlackRock LifePath® Dynamic 2025 Fund Sub-Account	BlackRock LifePath® Dynamic 2035 Fund Sub-Account	BlackRock LifePath® Dynamic 2045 Fund Sub-Account	BlackRock LifePath® Dynamic 2055 Fund Sub-Account
Assets:
Investments:
Number of shares	222,325	23,241	16,491	9,850	12,308
Cost	$4,374,749	$307,534	$224,558	$141,553	$183,860
Maket Value	$4,780,564	$313,755	$238,462	$151,688	$194,592
Due from Sponsor Company	—	—	—	—	394
Receivable from fund shares sold	3,530	100	146	—	—
Other assets	—	—	1	—	1
Total assets	4,784,094	313,855	238,609	151,688	194,987
Liabilities:
Due to Sponsor	3,541	123	163	15	—
Payable for fund shares purchased	—	—	—	3	422
Other liabilities	7	7	6	6	10
Total liabilities	3,548	130	169	24	432
Net assets:
For contract liabilities	$4,780,546	$313,725	$238,440	$151,664	$194,555
Deferred contracts in the accumulation period:
Units owned by participants #	239,211	21,641	15,170	8,986	11,169
Minimum unit fair value #*	$18.94628	$14.29371	$15.56760	$16.60765	$17.12216
Maximum unit fair value #*	$21.54000	$14.94725	$16.27930	$17.52291	$18.06573
Contract liablility	$4,780,546	$313,725	$238,440	$151,664	$194,555
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(4)  Formerly BlackRock Flexible Equity Fund. Change effective June, 12, 2017

The accompanying notes are an integral part of these financial statements.

	Baron Small Cap Fund Sub-Account	BlackRock U.S. Government Bond Portfolio Sub-Account	BlackRock Equity Dividend Fund Sub-Account	BlackRock Capital Appreciation Fund Sub-Account	BlackRock Advantage Large Cap Growth Fund Sub-Account (4)
Assets:
Investments:
Number of shares	101,113	14,591	128,470	14,015	4,824
Cost	$2,783,047	$154,957	$2,834,380	$341,465	$60,772
Maket Value	$2,865,533	$151,459	$2,917,551	$362,567	$70,281
Due from Sponsor Company	—	—	—	600	—
Receivable from fund shares sold	13,574	18	95	—	23
Other assets	—	15	—	—	1
Total assets	2,879,107	151,492	2,917,646	363,167	70,305
Liabilities:
Due to Sponsor	13,596	45	121	—	50
Payable for fund shares purchased	—	—	—	624	—
Other liabilities	12	—	12	10	7
Total liabilities	13,608	45	133	634	57
Net assets:
For contract liabilities	$2,865,499	$151,447	$2,917,513	$362,533	$70,248
Deferred contracts in the accumulation period:
Units owned by participants #	89,214	14,081	81,576	9,726	2,065
Minimum unit fair value #*	$23.57496	$10.46835	$34.54146	$36.07715	$33.79194
Maximum unit fair value #*	$32.39864	$11.35419	$38.56507	$38.54303	$36.10177
Contract liablility	$2,865,499	$151,447	$2,917,513	$362,533	$70,248
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	Calvert VP SRI Balanced Portfolio Sub-Account	Calvert Equity Fund Sub-Account (5)	Calvert Bond Fund Sub-Account (6)	Calvert Income Fund Sub-Account	Columbia Contrarian Core Fund Sub-Account
Assets:
Investments:
Number of shares	154,260	139,945	122,897	33,763	29,552
Cost	$291,795	$5,866,602	$1,959,612	$540,689	$641,716
Maket Value	$344,001	$6,002,254	$1,982,331	$560,801	$759,200
Due from Sponsor Company	—	572	1,170	504	420
Receivable from fund shares sold	—	—	—	—	—
Other assets	2	1	—	—	—
Total assets	344,003	6,002,827	1,983,501	561,305	759,620
Liabilities:
Due to Sponsor	7	—	—	—	—
Payable for fund shares purchased	—	604	1,201	518	448
Other liabilities	1	2	4	2	8
Total liabilities	8	606	1,205	520	456
Net assets:
For contract liabilities	$343,995	$6,002,221	$1,982,296	$560,785	$759,164
Deferred contracts in the accumulation period:
Units owned by participants #	20,445	223,598	139,799	43,131	17,354
Minimum unit fair value #*	$16.82492	$20.72312	$13.34403	$12.60362	$43.00168
Maximum unit fair value #*	$16.82492	$42.89000	$14.91524	$13.55091	$45.94035
Contract liablility	$343,995	$6,002,221	$1,982,296	$560,785	$759,164
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(5)  Formerly Calvert Equity Portfolio. Change effective November 6, 2017

(6)  Formerly Calvert Bond Portfolio. Change effective November 6, 2017

The accompanying notes are an integral part of these financial statements.

	Columbia Small Cap Value I Fund Sub-Account	Columbia Mid Cap Value Fund Sub-Account	Columbia Acorn Fund Sub-Account	CRM Mid Cap Value Fund Sub-Account	Columbia Disciplined Small Core Fund Sub-Account
Assets:
Investments:
Number of shares	1,820	65,140	84,830	18,610	27,602
Cost	$73,344	$966,375	$1,587,547	$418,084	$298,795
Maket Value	$76,088	$890,467	$1,096,006	$390,256	$205,085
Due from Sponsor Company	—	356	823	—	—
Receivable from fund shares sold	9	—	—	18	41
Other assets	—	1	—	—	—
Total assets	76,097	890,824	1,096,829	390,274	205,126
Liabilities:
Due to Sponsor	25	—	—	33	73
Payable for fund shares purchased	—	384	842	—	—
Other liabilities	6	9	9	5	10
Total liabilities	31	393	851	38	83
Net assets:
For contract liabilities	$76,066	$890,431	$1,095,978	$390,236	$205,043
Deferred contracts in the accumulation period:
Units owned by participants #	1,819	53,303	26,393	14,961	10,200
Minimum unit fair value #*	$41.16434	$16.15321	$40.25593	$23.26354	$19.44851
Maximum unit fair value #*	$43.97807	$18.44274	$44.94530	$27.17986	$20.62642
Contract liablility	$76,066	$890,431	$1,095,978	$390,236	$205,043
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	Calamos Global Equity Fund Sub-Account	Calamos International Growth Fund Sub-Account	Davis Financial Fund Sub-Account	Davis New York Venture Fund Sub-Account	Davis Opportunity Fund Sub-Account
Assets:
Investments:
Number of shares	0	776	4,196	181,910	4,175
Cost	$1	$14,071	$187,580	$6,139,818	$122,778
Maket Value	$1	$16,606	$217,958	$6,230,431	$154,535
Due from Sponsor Company	—	—	9	—	—
Receivable from fund shares sold	—	2	—	196	10
Other assets	1	—	—	—	1
Total assets	2	16,608	217,967	6,230,627	154,546
Liabilities:
Due to Sponsor	1	4	—	203	35
Payable for fund shares purchased	—	—	32	—	—
Other liabilities	1	3	17	8	5
Total liabilities	2	7	49	211	40
Net assets:
For contract liabilities	—	$16,601	$217,918	$6,230,416	$154,506
Deferred contracts in the accumulation period:
Units owned by participants #	—	1,265	12,213	237,543	7,439
Minimum unit fair value #*	$17.80144	$13.12529	$15.87033	$16.72438	$18.64898
Maximum unit fair value #*	$17.80144	$13.12529	$20.88225	$79.19606	$22.31569
Contract liablility	—	$16,601	$217,918	$6,230,416	$154,506
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Delaware Diversified Income Fund Sub-Account	Delaware Extended Duration Bond Fund Sub-Account	Dreyfus Bond Market Index Fund Sub-Account	Dreyfus VIF Appreciation Portfolio Sub-Account	Dreyfus International Stock Index Fund Sub-Account
Assets:
Investments:
Number of shares	39,681	4,306	1,304,361	522	28,649
Cost	$348,901	$28,481	$13,714,445	$21,310	$453,703
Maket Value	$346,417	$29,237	$13,447,959	$23,323	$513,679
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	42	3	27,849	—	1
Other assets	220	24	21	—	—
Total assets	346,679	29,264	13,475,829	23,323	513,680
Liabilities:
Due to Sponsor	48	9	27,876	5	1
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	3	—	—	3	2
Total liabilities	51	9	27,876	8	3
Net assets:
For contract liabilities	$346,628	$29,255	$13,447,953	$23,315	$513,677
Deferred contracts in the accumulation period:
Units owned by participants #	30,030	2,100	1,002,698	1,050	33,092
Minimum unit fair value #*	$11.04662	$13.72484	$10.31000	$22.20843	$15.52256
Maximum unit fair value #*	$11.55171	$14.05594	$13.84298	$22.20843	$15.52256
Contract liablility	$346,628	$29,255	$13,447,953	$23,315	$513,677
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	Dreyfus MidCap Index Fund Sub-Account	Dreyfus SmallCap Stock Index Fund Sub-Account	Dreyfus VIF Growth and Income Portfolio Sub-Account	Dreyfus VIF Quality Bond Portfolio Fund Sub-Account	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. Sub-Account (7)
Assets:
Investments:
Number of shares	482,798	376,341	747	5,430	108
Cost	$17,347,575	$10,967,759	$19,376	$64,277	$4,036
Maket Value	$17,974,558	$11,862,271	$24,438	$64,942	$4,355
Due from Sponsor Company	5,147	4,794	—	—	—
Receivable from fund shares sold	—	—	—	—	—
Other assets	—	—	—	2	1
Total assets	17,979,705	11,867,065	24,438	64,944	4,356
Liabilities:
Due to Sponsor	—	—	4	—	9
Payable for fund shares purchased	5,173	4,829	—	—	—
Other liabilities	10	9	4	—	2
Total liabilities	5,183	4,838	8	—	11
Net assets:
For contract liabilities	$17,974,522	$11,862,227	$24,430	$64,944	$4,345
Deferred contracts in the accumulation period:
Units owned by participants #	359,401	252,255	1,095	4,549	194
Minimum unit fair value #*	$22.81229	$24.65084	$22.31622	$14.27472	$22.40993
Maximum unit fair value #*	$85.85065	$65.13918	$22.31622	$14.27472	$22.40993
Contract liablility	$17,974,522	$11,862,227	$24,430	$64,944	$4,345
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(7)  Formerly Dreyfus Socially Responsible Growth Fund, Inc. Change effective May 1, 2017
The accompanying notes are an integral part of these financial statements.

	Dreyfus S&P 500 Index Fund Sub-Account	Dreyfus Intermediate Term Income Fund Sub-Account	Eaton Vance Large-Cap Value Fund Sub-Account	Eaton Vance Dividend Builder Fund Sub-Account	Eaton Vance Worldwide Health Sciences Fund Sub-Account
Assets:
Investments:
Number of shares	472,133	62,469	398,720	105,327	75,227
Cost	$23,628,749	$858,535	$7,271,947	$1,360,826	$841,188
Maket Value	$25,518,774	$835,214	$7,783,019	$1,532,502	$774,841
Due from Sponsor Company	23,686	415	—	—	190
Receivable from fund shares sold	—	—	12,193	62	—
Other assets	—	3	—	—	—
Total assets	25,542,460	835,632	7,795,212	1,532,564	775,031
Liabilities:
Due to Sponsor	—	—	12,202	101	—
Payable for fund shares purchased	23,686	457	—	—	241
Other liabilities	6	—	11	9	8
Total liabilities	23,692	457	12,213	110	249
Net assets:
For contract liabilities	$25,518,768	$835,175	$7,782,999	$1,532,454	$774,782
Deferred contracts in the accumulation period:
Units owned by participants #	1,161,273	74,805	462,163	89,028	28,062
Minimum unit fair value #*	$20.17488	$10.58826	$14.90766	$15.63956	$23.84166
Maximum unit fair value #*	$54.05000	$14.04029	$20.00357	$23.61216	$29.53635
Contract liablility	$25,518,768	$835,175	$7,782,999	$1,532,454	$774,782
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	Eaton Vance Income Fund of Boston Sub-Account	Eaton Vance Balanced Fund Sub-Account	Eaton Vance Atlanta Capital SMID-Cap Fund Sub-Account	Wells Fargo Asset Allocation Fund Sub-Account	Wells Fargo Emerging Markets Equity Fund Sub-Account
Assets:
Investments:
Number of shares	504,377	12,005	31,665	15,270	105,775
Cost	$2,922,600	$103,599	$804,922	$204,096	$2,135,815
Maket Value	$2,900,171	$109,364	$965,773	$220,961	$2,684,580
Due from Sponsor Company	—	174	—	1	490
Receivable from fund shares sold	24,594	—	12	—	—
Other assets	485	—	—	—	—
Total assets	2,925,250	109,538	965,785	220,962	2,685,070
Liabilities:
Due to Sponsor	24,623	—	29	—	—
Payable for fund shares purchased	—	197	—	33	524
Other liabilities	—	5	13	8	9
Total liabilities	24,623	202	42	41	533
Net assets:
For contract liabilities	$2,900,627	$109,336	$965,743	$220,921	$2,684,537
Deferred contracts in the accumulation period:
Units owned by participants #	162,189	4,227	41,633	14,667	103,481
Minimum unit fair value #*	$16.85647	$25.48051	$22.15597	$13.44919	$25.34251
Maximum unit fair value #*	$19.53140	$27.22225	$23.86943	$16.43878	$28.29484
Contract liablility	$2,900,627	$109,336	$965,743	$220,921	$2,684,537
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Wells Fargo Utility & Telecommunications Fund Sub-Account	Alger Capital Appreciation Institutional Portfolio Sub-Account	Alger Mid Cap Growth Institutional Fund Sub-Account	Alger Small Cap Growth Institutional Fund Sub-Account	Nuveen Mid Cap Growth Opportunities Fund Sub-Account
Assets:
Investments:
Number of shares	511	123,901	48,789	13,681	11,547
Cost	$8,951	$3,453,080	$1,012,451	$295,158	$455,927
Maket Value	$10,804	$4,016,866	$1,430,986	$277,187	$424,699
Due from Sponsor Company	—	26,547	167	439	—
Receivable from fund shares sold	4	—	—	—	14
Other assets	—	—	—	2	—
Total assets	10,808	4,043,413	1,431,153	277,628	424,713
Liabilities:
Due to Sponsor	18	—	—	—	26
Payable for fund shares purchased	—	26,563	204	467	—
Other liabilities	8	6	15	9	6
Total liabilities	26	26,569	219	476	32
Net assets:
For contract liabilities	$10,782	$4,016,844	$1,430,934	$277,152	$424,681
Deferred contracts in the accumulation period:
Units owned by participants #	400	139,300	78,097	14,684	16,238
Minimum unit fair value #*	$26.59125	$24.37300	$16.17863	$17.69285	$24.13107
Maximum unit fair value #*	$28.40870	$35.88157	$23.29752	$19.47090	$26.61498
Contract liablility	$10,782	$4,016,844	$1,430,934	$277,152	$424,681
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	Nuveen Small Cap Select Fund Sub-Account	Nuveen Santa Barbara Dividend Growth Fund Sub-Account	Fidelity Advisor Equity Growth Fund Sub-Account	Fidelity Advisor Value Strategies Fund Sub-Account	Fidelity Advisor Leveraged Company Stock Fund Sub-Account
Assets:
Investments:
Number of shares	352	718	2,566	6,710	43,483
Cost	$3,470	$25,444	$229,016	$220,001	$1,941,650
Maket Value	$3,239	$29,514	$275,498	$255,520	$1,826,289
Due from Sponsor Company	—	254	—	—	1,393
Receivable from fund shares sold	2	—	32	24	—
Other assets	1	1	—	—	—
Total assets	3,242	29,769	275,530	255,544	1,827,682
Liabilities:
Due to Sponsor	9	—	67	31	—
Payable for fund shares purchased	—	262	—	—	1,411
Other liabilities	3	2	7	2	14
Total liabilities	12	264	74	33	1,425
Net assets:
For contract liabilities	$3,230	$29,505	$275,456	$255,511	$1,826,257
Deferred contracts in the accumulation period:
Units owned by participants #	143	1,746	12,821	7,929	107,083
Minimum unit fair value #*	$22.54477	$16.89382	$20.15626	$32.22423	$16.07585
Maximum unit fair value #*	$23.63047	$16.89382	$25.91397	$32.22423	$18.55632
Contract liablility	$3,230	$29,505	$275,456	$255,511	$1,826,257
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Federated Equity Income Fund, Inc. Sub-Account	Federated Fund for U.S. Government Securities Fund Sub-Account	Federated MDT Mid Cap Growth Fund Sub-Account	Federated High Income Bond Fund Sub-Account	Federated Kaufmann Fund Sub-Account
Assets:
Investments:
Number of shares	3,094	23,899	3,248	893	841,660
Cost	$70,205	$181,152	$132,248	$6,467	$4,578,732
Maket Value	$78,307	$175,421	$128,182	$6,767	$4,713,294
Due from Sponsor Company	—	—	—	—	666
Receivable from fund shares sold	21	47	24	2	—
Other assets	—	2	2	—	—
Total assets	78,328	175,470	128,208	6,769	4,713,960
Liabilities:
Due to Sponsor	36	90	51	11	—
Payable for fund shares purchased	—	—	—	—	691
Other liabilities	8	2	8	2	8
Total liabilities	44	92	59	13	699
Net assets:
For contract liabilities	$78,284	$175,378	$128,149	$6,756	$4,713,261
Deferred contracts in the accumulation period:
Units owned by participants #	4,234	13,767	5,882	360	234,119
Minimum unit fair value #*	$16.03347	$12.44198	$17.38161	$17.67458	$18.72377
Maximum unit fair value #*	$20.47282	$13.19433	$22.68402	$18.83760	$24.70398
Contract liablility	$78,284	$175,378	$128,149	$6,756	$4,713,261
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	Federated Short-Term Income Fund Sub-Account	Federated Total Return Bond Fund Sub-Account	Federated Clover Small Value Fund Sub-Account	Federated International Leaders Fund Sub-Account	Fidelity® VIP Growth Opportunities Portfolio Sub-Account
Assets:
Investments:
Number of shares	11,103	16,178	3,297	51	17,164
Cost	$93,862	$178,351	$85,219	$1,697	$467,775
Maket Value	$94,266	$176,338	$85,493	$1,899	$619,290
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	7	26	3	3	—
Other assets	7	17	1	1	1
Total assets	94,280	176,381	85,497	1,903	619,291
Liabilities:
Due to Sponsor	17	48	13	22	—
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	—	4	7	5	3
Total liabilities	17	52	20	27	3
Net assets:
For contract liabilities	$94,263	$176,329	$85,477	$1,876	$619,288
Deferred contracts in the accumulation period:
Units owned by participants #	6,880	8,293	4,466	110	22,603
Minimum unit fair value #*	$13.70012	$14.30069	$18.20944	$16.64979	$27.36734
Maximum unit fair value #*	$13.70012	$47.37070	$19.21285	$17.34700	$33.95042
Contract liablility	$94,263	$176,329	$85,477	$1,876	$619,288
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Overseas Portfolio Sub-Account	Fidelity® VIP Value Strategies Portfolio Sub-Account	Fidelity® VIP Balanced Portfolio Sub-Account	Fidelity® VIP Growth & Income Portfolio Sub-Account	Fidelity® VIP Freedom 2020 Portfolio Sub-Account
Assets:
Investments:
Number of shares	4,709	5,542	83,197	15,793	2,810
Cost	$88,331	$69,233	$1,324,078	$286,757	$36,151
Maket Value	$107,702	$79,079	$1,560,776	$358,659	$39,169
Due from Sponsor Company	—	—	30	—	—
Receivable from fund shares sold	—	—	—	—	—
Other assets	—	—	—	2	2
Total assets	107,702	79,079	1,560,806	358,661	39,171
Liabilities:
Due to Sponsor	6	3	—	7	7
Payable for fund shares purchased	—	—	30	—	—
Other liabilities	—	3	—	2	1
Total liabilities	6	6	30	9	8
Net assets:
For contract liabilities	$107,696	$79,073	$1,560,776	$358,652	$39,163
Deferred contracts in the accumulation period:
Units owned by participants #	7,300	3,707	70,863	16,283	1,433
Minimum unit fair value #*	$14.75210	$21.32836	$21.08869	$22.02659	$27.33204
Maximum unit fair value #*	$14.75210	$21.32836	$21.51807	$22.02659	$27.33204
Contract liablility	$107,696	$79,073	$1,494,507	$358,652	$39,163
Deferred contracts in the annuity period:
Units owned by participants #	—	—	3,142	—	—
Minimum unit fair value #*	—	—	$21.09134	—	—
Maximum unit fair value #*	—	—	$21.09134	—	—
Contract liablility	—	—	$66,269	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	Fidelity® VIP Freedom 2030 Portfolio Sub-Account	Fidelity® VIP Freedom 2015 Portfolio Sub-Account	Fidelity® VIP Freedom 2025 Portfolio Sub-Account	Fidelity® VIP FundsManager 70% Portfolio Sub-Account	Fidelity Advisor® Stock Selector All Cap Fund Sub-Account
Assets:
Investments:
Number of shares	49,150	8,428	27,842	0	119
Cost	$633,884	$106,534	$368,969	$2	$4,165
Maket Value	$717,583	$114,705	$404,820	$3	$5,235
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	55	—	14	—	4
Other assets	3	1	2	1	4
Total assets	717,641	114,706	404,836	4	5,243
Liabilities:
Due to Sponsor	62	9	14	2	9
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	4	1	—	—	4
Total liabilities	66	10	14	2	13
Net assets:
For contract liabilities	$717,575	$114,696	$404,822	$2	$5,230
Deferred contracts in the accumulation period:
Units owned by participants #	22,496	4,631	13,656	—	258
Minimum unit fair value #*	$29.38843	$24.76614	$29.64482	$27.51639	$20.23672
Maximum unit fair value #*	$31.89784	$24.76614	$29.64482	$27.51639	$20.45899
Contract liablility	$717,575	$114,696	$404,822	$2	$5,230
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Templeton Global Opportunities Trust Sub-Account	Templeton Developing Markets Trust Sub-Account	Franklin High Income Fund Sub-Account	Franklin Strategic Income Fund Sub-Account	Templeton Global Bond Fund Sub-Account
Assets:
Investments:
Number of shares	3,272	48,802	565,455	308,016	528,247
Cost	$65,326	$932,497	$1,094,696	$3,101,256	$6,463,084
Maket Value	$74,378	$1,072,665	$1,063,056	$3,030,877	$6,280,854
Due from Sponsor Company	506	549	1,784	1,134	1,695
Receivable from fund shares sold	—	—	—	—	—
Other assets	—	3	1	1	5
Total assets	74,884	1,073,217	1,064,841	3,032,012	6,282,554
Liabilities:
Due to Sponsor	—	—	—	—	—
Payable for fund shares purchased	521	584	1,810	1,170	1,720
Other liabilities	8	15	3	1	3
Total liabilities	529	599	1,813	1,171	1,723
Net assets:
For contract liabilities	$74,355	$1,072,618	$1,063,028	$3,030,841	$6,280,831
Deferred contracts in the accumulation period:
Units owned by participants #	2,845	78,674	59,081	193,468	352,943
Minimum unit fair value #*	$25.91544	$11.18629	$16.80217	$14.78063	$11.89000
Maximum unit fair value #*	$27.08347	$17.30196	$19.18211	$16.84961	$19.15589
Contract liablility	$74,355	$1,072,618	$1,063,028	$3,030,841	$6,280,831
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	Franklin U.S. Government Securities Fund Sub-Account	Franklin Small Cap Value Fund Sub-Account	Franklin Mutual Global Discovery Fund Sub-Account	Templeton Growth Fund Sub-Account	Franklin Income Fund Sub-Account
Assets:
Investments:
Number of shares	93,074	55,042	376,246	64,210	3,623,593
Cost	$600,168	$2,811,458	$11,614,212	$1,456,422	$8,176,189
Maket Value	$564,030	$3,073,552	$11,964,616	$1,750,373	$8,624,150
Due from Sponsor Company	138	—	3,204	—	5,316
Receivable from fund shares sold	—	1,511	—	—	—
Other assets	2	—	1	2	4
Total assets	564,170	3,075,063	11,967,821	1,750,375	8,629,470
Liabilities:
Due to Sponsor	—	1,552	—	8	—
Payable for fund shares purchased	162	—	3,270	14	5,337
Other liabilities	—	10	11	9	3
Total liabilities	162	1,562	3,281	31	5,340
Net assets:
For contract liabilities	$564,008	$3,073,501	$11,964,540	$1,750,344	$8,624,130
Deferred contracts in the accumulation period:
Units owned by participants #	43,213	117,557	737,045	97,776	525,920
Minimum unit fair value #*	$12.83767	$17.95891	$14.96993	$11.85378	$14.87590
Maximum unit fair value #*	$13.60101	$55.84000	$20.62804	$42.77235	$18.86592
Contract liablility	$564,008	$3,073,501	$11,964,540	$1,750,344	$8,624,130
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Franklin Growth Fund Sub-Account	Franklin Total Return Fund Sub-Account	Franklin Balance Sheet Investment Fund Sub-Account	Franklin Mutual Beacon Fund Sub-Account	Franklin Mutual Shares Fund Sub-Account
Assets:
Investments:
Number of shares	158,019	43,400	60,824	56,443	167,379
Cost	$11,940,178	$428,906	$2,676,628	$825,960	$4,365,244
Maket Value	$14,934,334	$424,881	$2,387,323	$929,617	$4,745,204
Due from Sponsor Company	8,114	346	—	30	3,628
Receivable from fund shares sold	—	—	119	—	—
Other assets	—	3	—	—	1
Total assets	14,942,448	425,230	2,387,442	929,647	4,748,833
Liabilities:
Due to Sponsor	—	—	122	—	—
Payable for fund shares purchased	8,154	375	—	56	3,644
Other liabilities	3	6	3	7	3
Total liabilities	8,157	381	125	63	3,647
Net assets:
For contract liabilities	$14,934,291	$424,849	$2,387,317	$929,584	$4,745,186
Deferred contracts in the accumulation period:
Units owned by participants #	610,478	29,573	76,022	54,853	250,265
Minimum unit fair value #*	$21.71812	$13.91238	$27.28209	$13.99439	$13.76040
Maximum unit fair value #*	$28.08560	$15.41256	$31.47123	$18.36892	$26.00586
Contract liablility	$14,934,291	$424,849	$2,387,317	$929,584	$4,745,186
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	Franklin Small-Mid Cap Growth Fund Sub-Account	Franklin Conservative Allocation Fund Sub-Account	Franklin Growth Allocation Fund Sub-Account	Franklin Moderate Allocation Fund Sub-Account	Templeton Foreign Fund Sub-Account
Assets:
Investments:
Number of shares	125,785	185,723	334,804	402,411	1,237,739
Cost	$4,492,642	$2,566,639	$5,867,737	$6,058,647	$8,840,351
Maket Value	$4,441,475	$2,759,846	$6,475,106	$6,482,845	$9,988,550
Due from Sponsor Company	484	326	3,052	—	564
Receivable from fund shares sold	—	—	—	46	—
Other assets	2	—	—	1	—
Total assets	4,441,961	2,760,172	6,478,158	6,482,892	9,989,114
Liabilities:
Due to Sponsor	—	—	—	51	—
Payable for fund shares purchased	527	337	3,064	—	586
Other liabilities	11	5	5	1	6
Total liabilities	538	342	3,069	52	592
Net assets:
For contract liabilities	$4,441,423	$2,759,830	$6,475,089	$6,482,840	$9,988,522
Deferred contracts in the accumulation period:
Units owned by participants #	202,496	181,740	370,266	385,801	420,981
Minimum unit fair value #*	$15.71729	$14.13999	$15.94748	$15.32218	$12.00403
Maximum unit fair value #*	$28.99813	$16.68230	$20.04195	$18.56035	$27.09219
Contract liablility	$4,441,423	$2,759,830	$6,475,089	$6,482,840	$9,988,522
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Franklin Small-Mid Cap Growth Fund Sub-Account	Highland Premier Growth Equity Sub-Account	Goldman Sachs Income Builder Fund Sub-Account	Goldman Sachs Capital Growth Fund Sub-Account	Goldman Sachs Core Fixed Income Fund Sub-Account
Assets:
Investments:
Number of shares	5,136	4,105	3,331	80	9,258
Cost	$106,399	$123,013	$69,906	$1,958	$96,029
Maket Value	$101,236	$110,904	$75,974	$2,288	$96,836
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	—	18	7	2	44
Other assets	—	—	—	—	3
Total assets	101,236	110,922	75,981	2,290	96,883
Liabilities:
Due to Sponsor	6	26	21	7	53
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	3	7	1	8	—
Total liabilities	9	33	22	15	53
Net assets:
For contract liabilities	$101,227	$110,889	$75,959	$2,275	$96,830
Deferred contracts in the accumulation period:
Units owned by participants #	4,425	4,309	4,556	98	7,398
Minimum unit fair value #*	$22.87665	$24.07448	$16.11085	$21.00950	$13.06384
Maximum unit fair value #*	$22.87665	$28.10204	$30.45733	$23.42931	$13.19401
Contract liablility	$101,227	$110,889	$75,959	$2,275	$96,830
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	Goldman Sachs U.S. Equity Insights Fund Sub-Account	Goldman Sachs Government Income Fund Sub-Account	Goldman Sachs Equity Income Fund Sub-Account	Goldman Sachs Growth Opportunities Fund Sub-Account	Goldman Sachs Focused International Equity Fund Sub-Account
Assets:
Investments:
Number of shares	1	133,450	3,256	33,676	1,471
Cost	$15	$2,008,503	$87,306	$773,429	$26,645
Maket Value	$25	$1,952,376	$121,399	$710,228	$29,842
Due from Sponsor Company	—	248	339	748	—
Receivable from fund shares sold	—	—	—	—	10
Other assets	—	8	—	—	—
Total assets	25	1,952,632	121,738	710,976	29,852
Liabilities:
Due to Sponsor	8	—	—	—	27
Payable for fund shares purchased	—	280	370	784	—
Other liabilities	3	—	4	9	7
Total liabilities	11	280	374	793	34
Net assets:
For contract liabilities	$14	$1,952,352	$121,364	$710,183	$29,818
Deferred contracts in the accumulation period:
Units owned by participants #	1	144,857	7,498	31,022	3,011
Minimum unit fair value #*	$20.45820	$12.45260	$14.24681	$21.16252	$9.55508
Maximum unit fair value #*	$20.45820	$14.63000	$17.95892	$27.22493	$11.74139
Contract liablility	$14	$1,952,352	$121,364	$710,183	$29,818
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(8)  Formerly Goldman Sachs Growth & Income Fund. Change effective June 20, 2017

The accompanying notes are an integral part of these financial statements.

	Goldman Sachs Mid Cap Value Fund Sub-Account (8)	Goldman Sachs Small Cap Value Fund Sub-Account	Goldman Sachs Strategic Growth Fund Sub-Account	Goldman Sachs High Yield Fund Sub-Account	Goldman Sachs Large Cap Value Fund Sub-Account
Assets:
Investments:
Number of shares	123,989	118,618	2,609	546,726	23,604
Cost	$4,640,354	$6,141,542	$35,025	$3,748,177	$375,178
Maket Value	$4,364,411	$6,674,608	$30,844	$3,564,653	$369,169
Due from Sponsor Company	298	1,457	191	—	280
Receivable from fund shares sold	—	—	—	21,678	—
Other assets	2	—	—	28	2
Total assets	4,364,711	6,676,065	31,035	3,586,359	369,451
Liabilities:
Due to Sponsor	—	—	—	21,715	—
Payable for fund shares purchased	320	1,485	225	—	306
Other liabilities	1	15	8	—	4
Total liabilities	321	1,500	233	21,715	310
Net assets:
For contract liabilities	$4,364,390	$6,674,565	$30,802	$3,564,644	$369,141
Deferred contracts in the accumulation period:
Units owned by participants #	116,766	287,782	1,377	176,290	24,950
Minimum unit fair value #*	$16.05167	$20.90372	$20.52409	$6.52000	$14.08987
Maximum unit fair value #*	$87.13987	$25.91253	$25.06046	$21.17958	$15.25997
Contract liablility	$4,364,390	$6,674,565	$30,802	$3,564,644	$369,141
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	Goldman Sachs Small/Mid Cap Growth Fund Sub-Account	Goldman Sachs Satellite Strategies Portfolio Sub-Account	Frost Value Equity Fund Sub-Account	Hartford Balanced HLS Fund Sub-Account	Hartford Total Return Bond HLS Fund Sub-Account
Assets:
Investments:
Number of shares	22,834	149	12	255,837	1,304,775
Cost	$438,486	$1,193	$110	$6,261,684	$14,846,154
Maket Value	$476,326	$1,260	$106	$7,937,840	$14,758,138
Due from Sponsor Company	—	—	—	806	—
Receivable from fund shares sold	45	—	—	—	30,056
Other assets	—	—	1	—	—
Total assets	476,371	1,260	107	7,938,646	14,788,194
Liabilities:
Due to Sponsor	75	5	12	—	30,103
Payable for fund shares purchased	—	—	—	835	—
Other liabilities	9	1	2	11	4
Total liabilities	84	6	14	846	30,107
Net assets:
For contract liabilities	$476,287	$1,254	$93	$7,937,800	$14,758,087
Deferred contracts in the accumulation period:
Units owned by participants #	9,939	99	5	404,821	1,031,280
Minimum unit fair value #*	$44.44473	$12.66457	$20.28712	$14.35510	$10.60652
Maximum unit fair value #*	$49.62149	$12.66457	$20.60764	$31.02000	$21.31500
Contract liablility	$476,287	$1,254	$93	$7,937,800	$14,686,880
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	4,823
Minimum unit fair value #*	—	—	—	—	$14.76405
Maximum unit fair value #*	—	—	—	—	$14.76405
Contract liablility	—	—	—	—	$71,207

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
The accompanying notes are an integral part of these financial statements.

	Hartford Capital Appreciation HLS Fund Sub-Account	Hartford Dividend and Growth HLS Fund Sub-Account	The Hartford Healthcare HLS Fund Sub-Account	Hartford Global Growth HLS Fund Sub-Account	Hartford Growth Opportunities HLS Fund Sub-Account
Assets:
Investments:
Number of shares	527,677	1,237,866	162,573	46,271	188,404
Cost	$27,008,590	$27,920,985	$3,892,426	$1,149,202	$6,191,405
Maket Value	$25,412,914	$29,626,189	$3,564,831	$1,282,752	$7,003,138
Due from Sponsor Company	—	—	2,956	64	1,242
Receivable from fund shares sold	3,344	41,269	—	—	—
Other assets	—	—	—	4	—
Total assets	25,416,258	29,667,458	3,567,787	1,282,820	7,004,380
Liabilities:
Due to Sponsor	3,363	41,294	—	—	—
Payable for fund shares purchased	—	—	3,063	135	1,275
Other liabilities	10	14	24	23	12
Total liabilities	3,373	41,308	3,087	158	1,287
Net assets:
For contract liabilities	$25,412,885	$29,626,150	$3,564,700	$1,282,662	$7,003,093
Deferred contracts in the accumulation period:
Units owned by participants #	721,261	2,526,489	130,079	76,212	286,436
Minimum unit fair value #*	$19.00464	$7.99214	$15.26032	$14.58067	$21.10424
Maximum unit fair value #*	$52.93410	$33.55061	$63.57878	$21.33603	$38.42000
Contract liablility	$25,379,039	$29,610,350	$3,564,700	$1,282,662	$7,003,093
Deferred contracts in the annuity period:
Units owned by participants #	1,528	665	—	—	—
Minimum unit fair value #*	$22.15052	$23.75940	—	—	—
Maximum unit fair value #*	$22.15052	$23.75940	—	—	—
Contract liablility	$33,846	$15,800	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	Hartford International Opportunities HLS Fund Sub-Account	Hartford MidCap HLS Fund Sub-Account	Hartford Ultrashort Bond HLS Fund Sub-Account	Hartford Small Company HLS Fund Sub-Account	Hartford Small Cap Growth HLS Fund Sub-Account
Assets:
Investments:
Number of shares	55,771	458,113	411,161	281,899	20,508
Cost	$811,991	$15,684,612	$4,114,573	$5,269,097	$547,763
Maket Value	$976,562	$18,370,346	$4,133,944	$5,675,400	$651,820
Due from Sponsor Company	—	—	2,619	—	77
Receivable from fund shares sold	2,593	2	—	759	—
Other assets	—	—	4	2	—
Total assets	979,155	18,370,348	4,136,567	5,676,161	651,897
Liabilities:
Due to Sponsor	2,646	9	—	839	—
Payable for fund shares purchased	—	—	2,689	—	120
Other liabilities	12	4	1	26	16
Total liabilities	2,658	13	2,690	865	136
Net assets:
For contract liabilities	$976,497	$18,370,335	$4,133,877	$5,675,296	$651,761
Deferred contracts in the accumulation period:
Units owned by participants #	57,250	379,865	414,804	630,837	23,665
Minimum unit fair value #*	$13.74479	$14.35441	$3.59144	$5.18257	$23.87771
Maximum unit fair value #*	$18.54210	$51.05684	$12.82674	$35.91872	$32.13000
Contract liablility	$976,497	$18,370,335	$4,083,929	$5,675,296	$651,761
Deferred contracts in the annuity period:
Units owned by participants #	—	—	4,867	—	—
Minimum unit fair value #*	—	—	$10.26258	—	—
Maximum unit fair value #*	—	—	$10.26258	—	—
Contract liablility	—	—	$49,948	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Hartford Stock HLS Fund Sub-Account	Hartford U.S. Government Securities HLS Fund Sub-Account	Hartford Value HLS Fund Sub-Account	The Hartford Checks and Balances Fund Sub-Account	The Hartford High Yield Sub-Account
Assets:
Investments:
Number of shares	59,166	76,580	105,133	39,866	6,864
Cost	$3,176,651	$805,052	$1,522,767	$409,918	$50,696
Maket Value	$4,707,767	$781,885	$1,686,050	$376,331	$51,278
Due from Sponsor Company	—	777	—	—	—
Receivable from fund shares sold	3,727	—	202	37	1
Other assets	2	—	2	1	7
Total assets	4,711,496	782,662	1,686,254	376,369	51,286
Liabilities:
Due to Sponsor	3,771	—	255	56	16
Payable for fund shares purchased	—	807	—	—	—
Other liabilities	16	2	10	3	—
Total liabilities	3,787	809	265	59	16
Net assets:
For contract liabilities	$4,707,709	$781,853	$1,685,989	$376,310	$51,270
Deferred contracts in the accumulation period:
Units owned by participants #	202,008	71,142	73,421	20,116	2,994
Minimum unit fair value #*	$17.64019	$10.42553	$16.05000	$18.11655	$16.13984
Maximum unit fair value #*	$50.06013	$11.69955	$24.51595	$19.21370	$17.49406
Contract liablility	$4,707,709	$781,853	$1,685,989	$376,310	$51,270
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	The Hartford Dividend and Growth Fund Sub-Account	The Hartford International Opportunities Fund Sub-Account	The Hartford MidCap Fund Sub-Account	The Hartford Small Company Fund Sub-Account	The Hartford Total Return Bond Fund Sub-Account
Assets:
Investments:
Number of shares	80,985	32,910	30,493	37,611	46,198
Cost	$1,903,313	$525,771	$895,913	$799,939	$491,130
Maket Value	$2,129,902	$576,906	$1,054,747	$902,662	$488,348
Due from Sponsor Company	1,002	345	304	—	1,642
Receivable from fund shares sold	—	—	—	163,560	—
Other assets	—	—	—	—	13
Total assets	2,130,904	577,251	1,055,051	1,066,222	490,003
Liabilities:
Due to Sponsor	—	—	—	163,589	—
Payable for fund shares purchased	1,010	373	330	—	1,701
Other liabilities	10	12	7	9	2
Total liabilities	1,020	385	337	163,598	1,703
Net assets:
For contract liabilities	$2,129,884	$576,866	$1,054,714	$902,624	$488,300
Deferred contracts in the accumulation period:
Units owned by participants #	76,657	38,878	39,883	43,132	35,121
Minimum unit fair value #*	$19.66296	$14.06681	$25.90995	$17.20473	$12.96808
Maximum unit fair value #*	$38.35687	$17.21947	$27.47910	$37.59003	$14.38912
Contract liablility	$2,129,884	$576,866	$1,054,714	$902,624	$488,300
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	The Hartford Healthcare Fund Sub-Account	The Hartford Growth Opportunities Fund Sub-Account	The Hartford Value Opportunities Fund Sub-Account	Hartford Moderate Allocation Fund Sub-Account	The Hartford Conservative Allocation Fund Sub-Account
Assets:
Investments:
Number of shares	6,984	4,683	615	234,363	99,274
Cost	$231,325	$184,078	$12,029	$2,749,192	$1,012,238
Maket Value	$252,903	$211,191	$12,836	$2,836,406	$1,036,766
Due from Sponsor Company	—	140	—	—	—
Receivable from fund shares sold	634	—	3	455	194
Other assets	—	1	—	—	—
Total assets	253,537	211,332	12,839	2,836,861	1,036,960
Liabilities:
Due to Sponsor	652	—	15	506	254
Payable for fund shares purchased	—	152	—	—	—
Other liabilities	15	10	5	8	2
Total liabilities	667	162	20	514	256
Net assets:
For contract liabilities	$252,870	$211,170	$12,819	$2,836,347	$1,036,704
Deferred contracts in the accumulation period:
Units owned by participants #	7,559	8,680	811	192,965	69,618
Minimum unit fair value #*	$26.95317	$22.69689	$15.58675	$13.40314	$12.16722
Maximum unit fair value #*	$46.19924	$44.17946	$16.89596	$21.99209	$17.63153
Contract liablility	$252,870	$211,170	$12,819	$2,836,347	$1,036,704
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	The Hartford Capital Appreciation Fund Sub-Account	The Hartford Growth Allocation Fund Sub-Account	The Hartford Inflation Plus Fund Sub-Account	The Hartford Equity Income Fund Sub-Account	The Hartford Balanced Income Fund Sub-Account
Assets:
Investments:
Number of shares	168,767	266,697	47,859	34,102	13,845
Cost	$6,864,239	$3,104,754	$532,726	$617,280	$198,377
Maket Value	$7,302,465	$3,286,862	$501,559	$694,657	$203,251
Due from Sponsor Company	398	943	1,376	—	51
Receivable from fund shares sold	—	—	—	110	—
Other assets	—	—	—	2	—
Total assets	7,302,863	3,287,805	502,935	694,769	203,302
Liabilities:
Due to Sponsor	—	—	—	133	—
Payable for fund shares purchased	426	974	1,401	—	79
Other liabilities	5	10	1	6	7
Total liabilities	431	984	1,402	139	86
Net assets:
For contract liabilities	$7,302,432	$3,286,821	$501,533	$694,630	$203,216
Deferred contracts in the accumulation period:
Units owned by participants #	394,452	204,910	40,472	27,961	12,184
Minimum unit fair value #*	$17.30644	$14.87069	$11.98928	$24.10382	$16.43542
Maximum unit fair value #*	$37.87167	$27.40114	$13.38654	$25.86583	$17.72760
Contract liablility	$7,302,432	$3,286,821	$501,533	$694,630	$203,216
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	The Hartford International Small Company Fund Sub-Account	The Hartford MidCap Value Fund Sub-Account	Hotchkis and Wiley Large Cap Value Fund Sub-Account	Invesco V.I. Technology Fund Sub-Account	Invesco Technology Fund Sub-Account
Assets:
Investments:
Number of shares	1,982	7,308	22,336	16,777	13,166
Cost	$29,081	$115,218	$553,283	$343,454	$508,709
Maket Value	$33,501	$122,769	$746,901	$385,369	$578,911
Due from Sponsor Company	—	—	—	—	1,394
Receivable from fund shares sold	7	1	67	—	—
Other assets	3	—	2	—	1
Total assets	33,511	122,770	746,970	385,369	580,306
Liabilities:
Due to Sponsor	22	18	96	7	—
Payable for fund shares purchased	—	—	—	—	1,412
Other liabilities	4	3	6	1	9
Total liabilities	26	21	102	8	1,421
Net assets:
For contract liabilities	$33,485	$122,749	$746,868	$385,361	$578,885
Deferred contracts in the accumulation period:
Units owned by participants #	2,058	6,849	31,960	16,614	30,902
Minimum unit fair value #*	$15.98483	$17.85822	$21.40440	$23.16247	$16.62392
Maximum unit fair value #*	$16.83158	$18.61111	$24.83951	$27.25020	$21.25425
Contract liablility	$33,485	$122,749	$746,868	$385,361	$578,885
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	Ivy Natural Resources Fund Sub-Account (9)	Ivy Large Cap Growth Fund Sub-Account	Ivy Science & Technology Fund Sub-Account	Ivy Asset Strategy Fund Sub-Account	Janus Henderson Forty Portfolio Sub-Account (10)
Assets:
Investments:
Number of shares	88,823	30,463	23,164	20,075	61,467
Cost	$1,489,566	$524,905	$1,240,152	$495,025	$2,403,102
Maket Value	$1,427,391	$679,633	$1,552,927	$480,191	$2,443,940
Due from Sponsor Company	140	559	370	—	85
Receivable from fund shares sold	—	—	—	90	—
Other assets	—	1	1	—	1
Total assets	1,427,531	680,193	1,553,298	480,281	2,444,026
Liabilities:
Due to Sponsor	—	—	—	117	—
Payable for fund shares purchased	173	586	421	—	85
Other liabilities	10	7	9	5	2
Total liabilities	183	593	430	122	87
Net assets:
For contract liabilities	$1,427,348	$679,600	$1,552,868	$480,159	$2,443,939
Deferred contracts in the accumulation period:
Units owned by participants #	187,183	28,708	51,871	28,832	80,605
Minimum unit fair value #*	$5.65673	$22.18340	$28.14828	$16.31844	$28.57610
Maximum unit fair value #*	$9.35494	$25.68859	$31.11480	$17.43405	$30.16875
Contract liablility	$1,427,348	$679,600	$1,552,868	$480,159	$2,431,563
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	410
Minimum unit fair value #*	—	—	—	—	$30.18537
Maximum unit fair value #*	—	—	—	—	$30.18537
Contract liablility	—	—	—	—	$12,376

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(9)  Formerly Ivy Global Natural Resources Fund. Change effective April 3, 2017

(10)  Formerly Janus Aspen Forty Portfolio. Change effective June 2, 2017

(11)  Formerly Janus Aspen Global Research Portfolio. Change effective June 2, 2017

(12)  Formerly Janus Aspen Enterprise Portfolio. Change effective June 2, 2017

(13)  Formerly Janus Aspen Balanced Portfolio. Change effective June 2, 2017

(14)  Formerly Janus Aspen Overseas Portfolio. Change effective June 2, 2017

(15)  Formerly Janus Flexible Bond Fund. Change effective June 2, 2017

The accompanying notes are an integral part of these financial statements.

	Janus Henderson Global Research Portfolio Sub-Account (11)	Janus Henderson Enterprise Portfolio Sub-Account (12)	Janus Henderson Balanced Portfolio Sub-Account (13)	Janus Henderson Overseas Portfolio Sub-Account (14)	Janus Henderson Flexible Bond Fund Sub-Account (15)
Assets:
Investments:
Number of shares	6,296	5,928	10,772	9,489	2,951
Cost	$230,445	$353,970	$314,141	$354,479	$30,864
Maket Value	$322,353	$418,789	$379,946	$303,449	$30,544
Due from Sponsor Company	78	—	—	—	—
Receivable from fund shares sold	—	—	—	—	—
Other assets	2	—	1	—	1
Total assets	322,433	418,789	379,947	303,449	30,545
Liabilities:
Due to Sponsor	—	8	7	6	7
Payable for fund shares purchased	84	—	—	—	—
Other liabilities	1	4	1	5	1
Total liabilities	85	12	8	11	8
Net assets:
For contract liabilities	$322,348	$418,777	$379,939	$303,438	$30,537
Deferred contracts in the accumulation period:
Units owned by participants #	17,106	13,142	16,533	23,230	2,246
Minimum unit fair value #*	$17.98881	$31.84435	$22.98072	$10.21031	$12.91919
Maximum unit fair value #*	$20.74918	$31.86612	$22.98072	$13.10691	$13.76793
Contract liablility	$308,203	$418,777	$379,939	$303,438	$30,537
Deferred contracts in the annuity period:
Units owned by participants #	786	—	—	—	—
Minimum unit fair value #*	$17.99618	—	—	—	—
Maximum unit fair value #*	$17.99618	—	—	—	—
Contract liablility	$14,145	—	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	Janus Henderson Forty Fund Sub-Account (16)	Janus Henderson Balanced Fund Sub-Account (17)	Janus Henderson Enterprise Fund Sub-Account (18)	Janus Henderson Overseas Fund Sub-Account (19)	Janus Henderson Global Research Fund Sub-Account (20)
Assets:
Investments:
Number of shares	206,033	91,901	15,453	59,717	3,455
Cost	$6,462,346	$2,719,689	$1,335,054	$1,983,043	$217,292
Maket Value	$6,265,476	$3,018,043	$1,770,562	$1,949,748	$276,191
Due from Sponsor Company	709	—	1,426	1,055	230
Receivable from fund shares sold	—	1,715	—	—	—
Other assets	2	—	—	—	2
Total assets	6,266,187	3,019,758	1,771,988	1,950,803	276,423
Liabilities:
Due to Sponsor	—	1,741	—	—	—
Payable for fund shares purchased	723	—	1,437	1,088	251
Other liabilities	3	6	13	10	8
Total liabilities	726	1,747	1,450	1,098	259
Net assets:
For contract liabilities	$6,265,461	$3,018,011	$1,770,538	$1,949,705	$276,164
Deferred contracts in the accumulation period:
Units owned by participants #	212,385	140,230	47,694	170,168	15,626
Minimum unit fair value #*	$22.58343	$20.30264	$35.00185	$10.90749	$13.20787
Maximum unit fair value #*	$42.65458	$22.57355	$114.58000	$12.12813	$23.82421
Contract liablility	$6,265,461	$3,018,011	$1,770,538	$1,949,705	$276,164
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(16)  Formerly Janus Forty Fund. Change effective June 2, 2017

(17)  Formerly Janus Balanced Fund. Change effective June 2, 2017

(18)  Formerly Janus Enterprise Fund. Change effective June 2, 2017

(19)  Formerly Janus Overseas Fund. Change effective June 2, 2017

(20)  Formerly Janus Global Research Fund. Change effective June 2, 2017

(21)  Formerly Perkins Mid Cap Value Fund. Change effective June 2, 2017

The accompanying notes are an integral part of these financial statements.

	Janus Henderson Mid Cap Value Fund Sub-Account (21)	Prudential Jennison Natural Resources Fund, Inc. Sub-Account	Prudential Jennison Mid-Cap Growth Fund, Inc. Sub-Account	Prudential Jennison 20/20 Focus Fund Sub-Account	JPMorgan Large Cap Growth Fund Sub-Account
Assets:
Investments:
Number of shares	62,070	17,901	26,804	18,829	2,714
Cost	$1,126,415	$619,559	$948,050	$293,013	$95,620
Maket Value	$1,058,294	$697,230	$945,380	$274,907	$102,067
Due from Sponsor Company	417	—	—	—	25
Receivable from fund shares sold	—	—	22	64	—
Other assets	2	—	—	—	—
Total assets	1,058,713	697,230	945,402	274,971	102,092
Liabilities:
Due to Sponsor	—	38	48	93	—
Payable for fund shares purchased	451	11	—	—	38
Other liabilities	5	10	10	11	1
Total liabilities	456	59	58	104	39
Net assets:
For contract liabilities	$1,058,257	$697,171	$945,344	$274,867	$102,053
Deferred contracts in the accumulation period:
Units owned by participants #	41,736	86,530	25,321	7,698	5,246
Minimum unit fair value #*	$23.95380	$7.54203	$35.48192	$34.96336	$19.27206
Maximum unit fair value #*	$26.63294	$8.12593	$39.09474	$37.35311	$19.46370
Contract liablility	$1,058,257	$697,171	$945,344	$274,867	$102,053
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	JPMorgan Core Bond Fund Sub-Account	JPMorgan Small Cap Equity Fund Sub-Account	JPMorgan Small Cap Growth Fund Sub-Account	JPMorgan Small Cap Value Fund Sub-Account	JPMorgan U.S. Equity Fund Sub-Account
Assets:
Investments:
Number of shares	315,737	1,356	36,439	12,933	113,843
Cost	$3,696,569	$57,856	$486,557	$323,371	$1,660,698
Maket Value	$3,659,396	$67,328	$585,933	$373,762	$1,848,807
Due from Sponsor Company	843	95	288	47	—
Receivable from fund shares sold	—	—	—	—	164
Other assets	—	5	—	2	2
Total assets	3,660,239	67,428	586,221	373,811	1,848,973
Liabilities:
Due to Sponsor	—	—	—	—	177
Payable for fund shares purchased	866	118	320	52	—
Other liabilities	5	7	10	5	7
Total liabilities	871	125	330	57	184
Net assets:
For contract liabilities	$3,659,368	$67,303	$585,891	$373,754	$1,848,789
Deferred contracts in the accumulation period:
Units owned by participants #	259,562	1,467	11,212	8,389	69,973
Minimum unit fair value #*	$12.84249	$44.58223	$51.49038	$41.76905	$16.24000
Maximum unit fair value #*	$14.33901	$48.26319	$56.73293	$46.63452	$27.39850
Contract liablility	$3,659,368	$67,303	$585,891	$373,754	$1,848,789
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	JPMorgan SmartRetirement 2020 Fund Sub-Account	JPMorgan SmartRetirement 2025 Fund Sub-Account	JPMorgan SmartRetirement 2030 Fund Sub-Account	JPMorgan SmartRetirement 2035 Fund Sub-Account	JPMorgan SmartRetirement 2040 Fund Sub-Account
Assets:
Investments:
Number of shares	367,239	437,600	444,253	253,420	351,822
Cost	$6,772,301	$7,742,429	$8,554,088	$4,652,861	$7,030,778
Maket Value	$7,245,625	$8,546,321	$9,493,688	$5,268,592	$7,923,039
Due from Sponsor Company	9,747	13,231	19,897	5,610	4,111
Receivable from fund shares sold	—	—	—	—	—
Other assets	4	—	—	—	4
Total assets	7,255,376	8,559,552	9,513,585	5,274,202	7,927,154
Liabilities:
Due to Sponsor	—	—	—	—	—
Payable for fund shares purchased	9,766	13,262	19,921	5,634	4,123
Other liabilities	—	5	1	4	7
Total liabilities	9,766	13,267	19,922	5,638	4,130
Net assets:
For contract liabilities	$7,245,610	$8,546,285	$9,493,663	$5,268,564	$7,923,024
Deferred contracts in the accumulation period:
Units owned by participants #	473,980	539,559	566,778	309,189	451,463
Minimum unit fair value #*	$14.68443	$15.39966	$15.97563	$16.47125	$16.82388
Maximum unit fair value #*	$19.73000	$19.53000	$21.37000	$20.79000	$22.52000
Contract liablility	$7,245,610	$8,546,285	$9,493,663	$5,268,564	$7,923,024
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	JPMorgan SmartRetirement 2045 Fund Sub-Account	JPMorgan SmartRetirement 2050 Fund Sub-Account	JPMorgan SmartRetirement Income Fund Sub-Account (22)	JP Morgan Smart Retirement 2055 Fund Sub-Account	Keeley Small Cap Value Fund Sub-Account
Assets:
Investments:
Number of shares	165,887	149,465	149,917	47,370	45,323
Cost	$3,138,706	$2,809,028	$2,689,341	$1,014,037	$1,388,900
Maket Value	$3,553,300	$3,197,063	$2,785,454	$1,131,202	$1,432,219
Due from Sponsor Company	9,438	18,789	4,403	1,530	—
Receivable from fund shares sold	—	—	—	—	161
Other assets	1	—	2	—	—
Total assets	3,562,739	3,215,852	2,789,859	1,132,732	1,432,380
Liabilities:
Due to Sponsor	—	—	—	—	171
Payable for fund shares purchased	9,458	18,831	4,433	1,566	—
Other liabilities	6	8	6	11	6
Total liabilities	9,464	18,839	4,439	1,577	177
Net assets:
For contract liabilities	$3,553,275	$3,197,013	$2,785,420	$1,131,155	$1,432,203
Deferred contracts in the accumulation period:
Units owned by participants #	203,740	183,962	205,203	66,297	65,407
Minimum unit fair value #*	$16.87330	$16.85399	$13.11821	$16.66959	$19.00130
Maximum unit fair value #*	$21.42000	$21.39000	$14.29663	$23.88000	$31.60000
Contract liablility	$3,553,275	$3,197,013	$2,785,420	$1,131,155	$1,432,203
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(22)  Effective June 23, 2017 JPMorgan SmartRetirement 2015 Fund merged with JPMorgan SmartRetirement Income Fund

The accompanying notes are an integral part of these financial statements.

	Loomis Sayles Bond Fund Sub-Account	LKCM Aquinas Catholic Equity Fund Sub-Account	Lord Abbett Affiliated Fund Sub-Account	Lord Abbett Fundamental Equity Fund Sub-Account	Lord Abbett Bond Debenture Fund Sub-Account
Assets:
Investments:
Number of shares	281,641	7,172	29,817	304,168	295,423
Cost	$3,891,536	$115,465	$427,960	$3,969,030	$2,365,451
Maket Value	$3,841,590	$123,278	$471,205	$3,938,139	$2,437,847
Due from Sponsor Company	313	—	—	—	1,341
Receivable from fund shares sold	—	1	88	10,917	—
Other assets	—	4	—	—	313
Total assets	3,841,903	123,283	471,293	3,949,056	2,439,501
Liabilities:
Due to Sponsor	—	23	110	10,964	—
Payable for fund shares purchased	341	—	—	—	1,369
Other liabilities	4	4	12	14	—
Total liabilities	345	27	122	10,978	1,369
Net assets:
For contract liabilities	$3,841,558	$123,256	$471,171	$3,938,078	$2,438,132
Deferred contracts in the accumulation period:
Units owned by participants #	176,236	5,650	27,665	136,160	131,544
Minimum unit fair value #*	$19.75996	$21.52150	$15.48686	$20.88945	$17.44392
Maximum unit fair value #*	$22.06211	$22.82472	$19.73461	$61.29922	$20.55291
Contract liablility	$3,841,558	$123,256	$471,171	$3,938,078	$2,438,132
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	Lord Abbett Growth Opportunities Fund Sub-Account	Lord Abbett Calibrated Dividend Growth Fund Sub-Account	Lord Abbett Total Return Fund Sub-Account	Lord Abbett Developing Growth Fund Sub-Account	Lord Abbett International Equity Inv Opt Sub-Account (23)
Assets:
Investments:
Number of shares	9,931	11,578	568,804	52,213	24,126
Cost	$199,200	$162,363	$5,957,164	$1,089,577	$324,360
Maket Value	$202,002	$178,310	$5,904,185	$1,217,537	$344,516
Due from Sponsor Company	—	26	—	3,171	481
Receivable from fund shares sold	—	—	4,399	—	—
Other assets	1	4	430	2	1
Total assets	202,003	178,340	5,909,014	1,220,710	344,998
Liabilities:
Due to Sponsor	3	—	4,430	—	—
Payable for fund shares purchased	30	38	—	3,222	504
Other liabilities	12	9	—	16	7
Total liabilities	45	47	4,430	3,238	511
Net assets:
For contract liabilities	$201,958	$178,293	$5,904,584	$1,217,472	$344,487
Deferred contracts in the accumulation period:
Units owned by participants #	10,144	9,301	358,183	54,602	31,981
Minimum unit fair value #*	$11.29591	$18.61777	$14.75898	$21.46977	$9.97738
Maximum unit fair value #*	$23.19080	$22.93848	$16.82937	$27.65256	$13.35740
Contract liablility	$201,958	$178,293	$5,904,584	$1,217,472	$344,487
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(23)  Formerly Lord Abbett International Core Equity Fund. Change effective October 31, 2017
The accompanying notes are an integral part of these financial statements.

	Lord Abbett Value Opportunities Fund Sub-Account	Clearbridge Value Trust Sub-Account	BMO Mid-Cap Value Fund Sub-Account	MassMutual RetireSMARTSM 2010 Fund Sub-Account	MFS® Emerging Markets Debt Fund Sub-Account
Assets:
Investments:
Number of shares	214,694	2,865	62,583	4,201	24,983
Cost	$4,174,226	$219,354	$740,425	$47,240	$370,823
Maket Value	$4,300,569	$265,492	$783,540	$51,374	$377,491
Due from Sponsor Company	1,429	—	—	—	561
Receivable from fund shares sold	—	38	8	6	—
Other assets	—	—	—	—	15
Total assets	4,301,998	265,530	783,548	51,380	378,067
Liabilities:
Due to Sponsor	—	71	27	30	—
Payable for fund shares purchased	1,496	—	—	—	590
Other liabilities	13	8	6	3	—
Total liabilities	1,509	79	33	33	590
Net assets:
For contract liabilities	$4,300,489	$265,451	$783,515	$51,347	$377,477
Deferred contracts in the accumulation period:
Units owned by participants #	206,974	13,407	68,386	4,544	25,151
Minimum unit fair value #*	$14.57931	$11.67466	$11.42494	$11.06408	$14.57523
Maximum unit fair value #*	$23.76120	$92.68000	$11.46033	$11.37551	$15.64071
Contract liablility	$4,300,489	$265,451	$783,515	$51,347	$377,477
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	Massachusetts Investors Growth Stock Fund Sub-Account	MFS High Income Fund Sub-Account	MFS International New Discovery Fund Sub-Account	MFS Mid Cap Growth Fund Sub-Account	MFS New Discovery Fund Sub-Account
Assets:
Investments:
Number of shares	106,330	362,842	12,128	36,623	96,110
Cost	$2,456,354	$1,274,028	$319,131	$429,604	$2,330,680
Maket Value	$2,951,393	$1,248,177	$421,324	$585,602	$2,616,102
Due from Sponsor Company	125	534	—	—	293
Receivable from fund shares sold	—	—	69	13	—
Other assets	1	14	3	—	2
Total assets	2,951,519	1,248,725	421,396	585,615	2,616,397
Liabilities:
Due to Sponsor	—	—	87	37	—
Payable for fund shares purchased	170	566	—	—	340
Other liabilities	9	1	8	9	18
Total liabilities	179	567	95	46	358
Net assets:
For contract liabilities	$2,951,340	$1,248,158	$421,301	$585,569	$2,616,039
Deferred contracts in the accumulation period:
Units owned by participants #	124,511	83,279	12,379	32,144	147,298
Minimum unit fair value #*	$12.96883	$11.35133	$19.70936	$14.91518	$16.33427
Maximum unit fair value #*	$28.33328	$25.68267	$35.40529	$20.05537	$17.80178
Contract liablility	$2,951,340	$1,248,158	$421,301	$585,569	$2,616,039
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	MFS Research International Fund Sub-Account	MFS Total Return Fund Sub-Account	MFS Utilities Fund Sub-Account	MFS Value Fund Sub-Account	MFS Total Return Bond Fund Sub-Account
Assets:
Investments:
Number of shares	204,370	173,625	211,088	270,577	263,659
Cost	$3,327,290	$2,972,938	$4,225,360	$8,749,792	$2,814,471
Maket Value	$3,905,511	$3,323,176	$4,256,551	$10,944,220	$2,829,059
Due from Sponsor Company	430	2,433	1,938	16,669	170,184
Receivable from fund shares sold	—	—	—	—	—
Other assets	2	2	—	—	12
Total assets	3,905,943	3,325,611	4,258,489	10,960,889	2,999,255
Liabilities:
Due to Sponsor	—	—	—	—	—
Payable for fund shares purchased	452	2,457	1,976	16,687	170,208
Other liabilities	9	5	14	14	—
Total liabilities	461	2,462	1,990	16,701	170,208
Net assets:
For contract liabilities	$3,905,482	$3,323,149	$4,256,499	$10,944,188	$2,829,047
Deferred contracts in the accumulation period:
Units owned by participants #	344,511	190,465	262,062	560,709	179,721
Minimum unit fair value #*	$10.82075	$15.76723	$11.23992	$14.38936	$14.30704
Maximum unit fair value #*	$11.80434	$19.17228	$44.65678	$33.00231	$15.99163
Contract liablility	$3,905,482	$3,323,149	$4,256,499	$10,944,188	$2,829,047
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	MFS Massachusetts Investors Trust Sub-Account	MFS International Growth Fund Sub-Account	MFS Core Equity Fund Sub-Account	MFS Government Securities Fund Sub-Account	MFS International Value Fund Sub-Account
Assets:
Investments:
Number of shares	40,693	3,494	89,325	492,488	320,917
Cost	$1,080,940	$94,455	$2,492,968	$4,969,910	$11,023,608
Maket Value	$1,296,873	$117,128	$2,764,569	$4,811,607	$13,760,933
Due from Sponsor Company	419	—	—	—	1,396
Receivable from fund shares sold	—	22	32	440	—
Other assets	—	1	—	6	3
Total assets	1,297,292	117,151	2,764,601	4,812,053	13,762,332
Liabilities:
Due to Sponsor	—	34	58	469	—
Payable for fund shares purchased	433	—	—	—	1,421
Other liabilities	7	2	15	3	12
Total liabilities	440	36	73	472	1,433
Net assets:
For contract liabilities	$1,296,852	$117,115	$2,764,528	$4,811,581	$13,760,899
Deferred contracts in the accumulation period:
Units owned by participants #	32,974	6,818	178,828	375,590	371,660
Minimum unit fair value #*	$37.40497	$17.05272	$15.05702	$9.77000	$33.26310
Maximum unit fair value #*	$41.76182	$17.73445	$31.33173	$13.19725	$42.88000
Contract liablility	$1,296,852	$117,115	$2,764,528	$4,811,581	$13,760,899
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	MFS Technology Fund Sub-Account	MFS Core Equity Series Sub-Account	MFS Utilities Series Sub-Account	MFS Growth Fund Sub-Account	MFS High Yield Portfolio Sub-Account
Assets:
Investments:
Number of shares	3,949	697	8,423	2,765	28,074
Cost	$78,331	$16,146	$240,234	$180,385	$169,114
Maket Value	$144,859	$17,578	$248,491	$247,480	$161,988
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	610	—	—	43	—
Other assets	2	2	—	2	—
Total assets	145,471	17,580	248,491	247,525	161,988
Liabilities:
Due to Sponsor	629	3	7	54	9
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	7	3	4	5	3
Total liabilities	636	6	11	59	12
Net assets:
For contract liabilities	$144,835	$17,574	$248,480	$247,466	$161,976
Deferred contracts in the accumulation period:
Units owned by participants #	2,452	1,346	10,892	11,307	13,290
Minimum unit fair value #*	$56.66304	$13.05366	$22.81366	$21.73055	$12.18821
Maximum unit fair value #*	$59.21594	$13.05366	$23.46437	$22.59439	$12.18821
Contract liablility	$144,835	$17,574	$248,480	$247,466	$161,976
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	BlackRock Global Allocation Fund, Inc. Sub-Account	BlackRock Advantage Large Cap Core Fund Sub-Account (24)	BlackRock Advantage U.S. Total Market Fund Sub-Account (25)	BlackRock Small Cap Growth Fund II Sub-Account	BlackRock Mid Cap Dividend Fund Sub-Account (26)
Assets:
Investments:
Number of shares	486,221	4,191	2,509	70,029	79,548
Cost	$9,451,355	$61,801	$63,523	$910,210	$1,498,882
Maket Value	$9,578,559	$66,259	$78,670	$925,783	$1,389,703
Due from Sponsor Company	1,578	78	—	—	—
Receivable from fund shares sold	—	—	1	—	340
Other assets	1	—	2	—	—
Total assets	9,580,138	66,337	78,673	925,783	1,390,043
Liabilities:
Due to Sponsor	—	—	9	32	370
Payable for fund shares purchased	1,604	97	—	17	—
Other liabilities	2	7	2	11	8
Total liabilities	1,606	104	11	60	378
Net assets:
For contract liabilities	$9,578,532	$66,233	$78,662	$925,723	$1,389,665
Deferred contracts in the accumulation period:
Units owned by participants #	594,988	3,587	4,182	46,629	68,620
Minimum unit fair value #*	$14.65642	$16.37494	$18.81069	$18.05445	$17.71550
Maximum unit fair value #*	$18.88655	$20.21006	$18.81069	$22.80466	$23.54564
Contract liablility	$9,578,532	$66,233	$78,662	$925,723	$1,389,665
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(24)  Formerly BlackRock Large Cap Core Fund. Change effective June 12, 2017

(25)  Formerly BlackRock Value Opportunities Fund, Inc. Change effective June 12, 2017

(26)  Formerly BlackRock Mid Cap Value Opportunities Fund. Change effective June 12, 2017

(27)  Formerly BlackRock International Opportunities Portfolio. Change effective June 12, 2017

The accompanying notes are an integral part of these financial statements.

	BlackRock International Dividend Fund Sub-Account (27)	BlackRock Mid Cap Growth Equity Portfolio Sub-Account	Victory Munder Mid-Cap Core Growth Fund Sub-Account	Neuberger Berman Socially Responsive Fund Sub-Account	Nuveen NWQ International Value Fund Sub-Account
Assets:
Investments:
Number of shares	42,874	13,489	102,769	42,354	1,846
Cost	$1,304,045	$191,751	$3,517,105	$1,556,282	$41,905
Maket Value	$1,249,357	$264,781	$3,669,567	$1,617,504	$48,279
Due from Sponsor Company	1,293	100	—	3,791	93
Receivable from fund shares sold	—	—	—	—	—
Other assets	1	—	2	2	—
Total assets	1,250,651	264,881	3,669,569	1,621,297	48,372
Liabilities:
Due to Sponsor	—	—	2	—	—
Payable for fund shares purchased	1,312	127	26	3,824	110
Other liabilities	8	18	7	14	3
Total liabilities	1,320	145	35	3,838	113
Net assets:
For contract liabilities	$1,249,331	$264,736	$3,669,534	$1,617,459	$48,259
Deferred contracts in the accumulation period:
Units owned by participants #	86,917	12,581	132,513	58,938	4,343
Minimum unit fair value #*	$13.49934	$20.73110	$23.65336	$22.96948	$10.91589
Maximum unit fair value #*	$14.88966	$21.76649	$60.82599	$41.17227	$11.49413
Contract liablility	$1,249,331	$264,736	$3,669,534	$1,617,459	$48,259
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	The Oakmark International Small Cap Fund Sub-Account	The Oakmark Equity and Income Fund Sub-Account	Oppenheimer Capital Appreciation Fund Sub-Account	Oppenheimer Global Fund Sub-Account	Oppenheimer Global Opportunities Fund Sub-Account
Assets:
Investments:
Number of shares	28,657	372,172	14,409	57,019	4,479
Cost	$475,718	$11,006,806	$834,024	$4,293,573	$275,422
Maket Value	$508,373	$11,980,231	$841,220	$5,472,682	$307,001
Due from Sponsor Company	—	—	81	499	921
Receivable from fund shares sold	48	24,151	—	—	—
Other assets	—	—	—	—	1
Total assets	508,421	12,004,382	841,301	5,473,181	307,923
Liabilities:
Due to Sponsor	48	24,151	—	—	—
Payable for fund shares purchased	—	—	112	515	947
Other liabilities	1	1	5	11	4
Total liabilities	49	24,152	117	526	951
Net assets:
For contract liabilities	$508,372	$11,980,230	$841,184	$5,472,655	$306,972
Deferred contracts in the accumulation period:
Units owned by participants #	11,110	623,554	51,514	177,547	16,997
Minimum unit fair value #*	$45.75981	$19.21281	$14.74544	$16.78630	$17.92305
Maximum unit fair value #*	$45.75981	$19.21281	$23.08682	$167.30947	$18.16449
Contract liablility	$508,372	$11,980,230	$841,184	$5,472,655	$306,972
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Oppenheimer International Growth Fund Sub-Account	Oppenheimer Main Street Fund Sub-Account	Oppenheimer Global Strategic Income Fund Sub-Account	Oppenheimer Main Street Mid Cap Fund Sub-Account	Oppenheimer Developing Markets Fund Sub-Account
Assets:
Investments:
Number of shares	106,562	11,327	161,285	128,088	148,226
Cost	$3,866,965	$554,216	$640,309	$3,340,817	$5,322,719
Maket Value	$4,679,145	$577,814	$637,075	$3,403,298	$6,426,954
Due from Sponsor Company	—	63	1,719	556	—
Receivable from fund shares sold	11,802	—	—	—	11,308
Other assets	—	1	10	—	—
Total assets	4,690,947	577,878	638,804	3,403,854	6,438,262
Liabilities:
Due to Sponsor	11,845	—	—	—	11,331
Payable for fund shares purchased	—	75	1,730	571	—
Other liabilities	8	9	2	17	8
Total liabilities	11,853	84	1,732	588	11,339
Net assets:
For contract liabilities	$4,679,094	$577,794	$637,072	$3,403,266	$6,426,923
Deferred contracts in the accumulation period:
Units owned by participants #	295,628	31,230	42,368	184,572	236,855
Minimum unit fair value #*	$13.73642	$17.47144	$14.36500	$17.06140	$15.58900
Maximum unit fair value #*	$43.91000	$19.22038	$15.54932	$21.29594	$96.43020
Contract liablility	$4,679,094	$577,794	$637,072	$3,403,266	$6,426,923
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	Oppenheimer Capital Income Fund Sub-Account	Oppenheimer International Bond Fund Sub-Account	Oppenheimer Mid Cap Value Fund Sub-Account	Oppenheimer Main Street All Cap Fund® Sub-Account (28)	Oppenheimer Gold & Special Minerals Fund Sub-Account
Assets:
Investments:
Number of shares	51	664,250	10,793	65,093	107,286
Cost	$514	$3,991,494	$465,309	$1,068,450	$1,929,328
Maket Value	$520	$3,958,932	$619,392	$1,168,417	$1,770,220
Due from Sponsor Company	—	939	—	811	995
Receivable from fund shares sold	1	—	659	—	—
Other assets	—	76	1	1	—
Total assets	521	3,959,947	620,052	1,169,229	1,771,215
Liabilities:
Due to Sponsor	8	—	701	—	—
Payable for fund shares purchased	—	960	—	848	1,021
Other liabilities	4	—	10	8	11
Total liabilities	12	960	711	856	1,032
Net assets:
For contract liabilities	$509	$3,958,987	$619,341	$1,168,373	$1,770,183
Deferred contracts in the accumulation period:
Units owned by participants #	48	262,586	34,016	62,745	197,889
Minimum unit fair value #*	$10.31696	$13.61438	$15.10827	$15.88776	$6.41350
Maximum unit fair value #*	$10.65038	$16.76673	$20.52620	$20.38077	$11.38703
Contract liablility	$509	$3,958,987	$619,341	$1,168,373	$1,770,183
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(28)  Formerly Oppenheimer Main Street Fund. Change effective July 17, 2017

The accompanying notes are an integral part of these financial statements.

	Oppenheimer Real Estate Fund Sub-Account	Oppenheimer Equity Income Fund Sub-Account	Oppenheimer International Diversified Fund Sub-Account	Oppenheimer Rising Dividends Fund Sub-Account	Putnam Global Equity Fund Sub-Account
Assets:
Investments:
Number of shares	61,911	151	5,629	345	3,520
Cost	$1,604,727	$4,545	$82,446	$6,645	$51,115
Maket Value	$1,529,812	$4,881	$102,896	$6,667	$68,118
Due from Sponsor Company	771	—	944	—	—
Receivable from fund shares sold	—	3	—	1	—
Other assets	2	2	—	2	1
Total assets	1,530,585	4,886	103,840	6,670	68,119
Liabilities:
Due to Sponsor	—	18	—	8	1
Payable for fund shares purchased	800	—	971	—	—
Other liabilities	7	4	6	1	5
Total liabilities	807	22	977	9	6
Net assets:
For contract liabilities	$1,529,778	$4,864	$102,863	$6,661	$68,113
Deferred contracts in the accumulation period:
Units owned by participants #	99,963	267	5,872	431	4,006
Minimum unit fair value #*	$14.02552	$17.78977	$17.26787	$15.41897	$17.00559
Maximum unit fair value #*	$16.02490	$18.60297	$18.05722	$15.72703	$17.00559
Contract liablility	$1,529,778	$4,864	$102,863	$6,661	$68,113
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	Putnam VT High Yield Fund Sub-Account	Putnam VT International Growth Fund Sub-Account	Putnam VT Multi-Cap Growth Fund Sub-Account	Putnam VT Small Cap Value Fund Sub-Account	Pioneer Disciplined Value Fund Sub-Account
Assets:
Investments:
Number of shares	67,241	7,209	10,537	15,395	8,076
Cost	$452,003	$139,282	$289,000	$216,093	$139,632
Maket Value	$436,395	$168,837	$410,087	$249,399	$128,576
Due from Sponsor Company	—	—	72	—	—
Receivable from fund shares sold	—	—	—	—	20
Other assets	—	—	—	2	—
Total assets	436,395	168,837	410,159	249,401	128,596
Liabilities:
Due to Sponsor	8	10	—	—	45
Payable for fund shares purchased	—	—	80	—	—
Other liabilities	2	4	3	2	11
Total liabilities	10	14	83	2	56
Net assets:
For contract liabilities	$436,385	$168,823	$410,076	$249,399	$128,540
Deferred contracts in the accumulation period:
Units owned by participants #	23,023	11,273	15,556	7,665	6,250
Minimum unit fair value #*	$18.95473	$14.97547	$26.33703	$18.75497	$20.11436
Maximum unit fair value #*	$18.95473	$14.97547	$27.44789	$27.31243	$21.33250
Contract liablility	$436,385	$168,821	$410,073	$145,369	$128,540
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	5,547	—
Minimum unit fair value #*	—	—	—	$18.75428	—
Maximum unit fair value #*	—	—	—	$18.75428	—
Contract liablility	—	$2	$3	$104,030	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Pioneer Equity Income Fund Sub-Account	Pioneer Fundamental Growth Fund Sub-Account	AllianzGI NFJ International Value Fund Sub-Account	AllianzGI NFJ Small-Cap Value Fund Sub-Account	AllianzGI NFJ Dividend Value Fund Sub-Account
Assets:
Investments:
Number of shares	739	1,918	390	67,978	417,749
Cost	$25,591	$40,216	$7,529	$1,726,884	$6,396,396
Maket Value	$26,440	$43,160	$7,715	$1,473,086	$6,324,717
Due from Sponsor Company	—	—	—	233	—
Receivable from fund shares sold	5	4	5	—	3,736
Other assets	1	1	2	—	3
Total assets	26,446	43,165	7,722	1,473,319	6,328,456
Liabilities:
Due to Sponsor	15	25	23	—	3,748
Payable for fund shares purchased	—	—	—	267	—
Other liabilities	1	6	3	9	4
Total liabilities	16	31	26	276	3,752
Net assets:
For contract liabilities	$26,430	$43,134	$7,696	$1,473,043	$6,324,704
Deferred contracts in the accumulation period:
Units owned by participants #	703	2,308	746	75,420	398,057
Minimum unit fair value #*	$37.60274	$18.43364	$10.16739	$18.55126	$15.27290
Maximum unit fair value #*	$37.60274	$18.98884	$10.45115	$20.23647	$16.66044
Contract liablility	$26,430	$43,134	$7,696	$1,473,043	$6,324,704
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	AMG Managers Cadence Mid Cap Fund Sub-Account	PIMCO Emerging Markets Bond Fund Sub-Account	Pioneer Fund Sub-Account	Pioneer High Yield Fund Sub-Account	Pioneer Strategic Income Fund Sub-Account
Assets:
Investments:
Number of shares	1,182	52,316	28,815	116,653	479,577
Cost	$31,324	$557,160	$955,446	$1,132,712	$5,164,944
Maket Value	$35,750	$555,593	$830,158	$1,137,363	$5,189,023
Due from Sponsor Company	—	—	420	1,041	—
Receivable from fund shares sold	—	—	—	—	623
Other assets	1	18	—	23	47
Total assets	35,751	555,611	830,578	1,138,427	5,189,693
Liabilities:
Due to Sponsor	2	11	—	—	655
Payable for fund shares purchased	2	32	444	1,075	—
Other liabilities	6	1	6	2	—
Total liabilities	10	44	450	1,077	655
Net assets:
For contract liabilities	$35,741	$555,567	$830,128	$1,137,350	$5,189,038
Deferred contracts in the accumulation period:
Units owned by participants #	2,004	32,500	42,682	64,626	292,694
Minimum unit fair value #*	$17.43234	$16.15448	$16.67283	$15.81138	$10.82000
Maximum unit fair value #*	$21.79053	$19.11274	$20.30583	$19.49820	$18.22886
Contract liablility	$35,741	$555,567	$830,128	$1,137,350	$5,189,038
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(30)  Formerly Putnam High Yield Advantage Fund. Change effective May 8, 2017

(35)  Formerly PIMCO Total Return III Fund. Changed effective January 6, 2017

The accompanying notes are an integral part of these financial statements.

	Pioneer Mid Cap Value Fund Sub-Account	Pioneer Select Mid Cap Growth Fund Sub-Account	PIMCO Total Return ESG Fund Sub-Account (35)	Putnam Equity Income Fund Sub-Account	Putnam High Yield Fund Sub-Account (30)
Assets:
Investments:
Number of shares	48,793	17,539	16,014	35,030	239,996
Cost	$1,164,092	$646,500	$151,261	$753,949	$1,423,072
Maket Value	$1,232,513	$736,463	$146,209	$858,586	$1,423,175
Due from Sponsor Company	612	—	275	245	—
Receivable from fund shares sold	—	30	—	—	959
Other assets	1	—	3	1	2
Total assets	1,233,126	736,493	146,487	858,832	1,424,136
Liabilities:
Due to Sponsor	—	61	—	—	996
Payable for fund shares purchased	643	—	293	281	—
Other liabilities	9	12	—	11	3
Total liabilities	652	73	293	292	999
Net assets:
For contract liabilities	$1,232,474	$736,420	$146,194	$858,540	$1,423,137
Deferred contracts in the accumulation period:
Units owned by participants #	71,468	27,626	13,030	40,528	78,086
Minimum unit fair value #*	$15.66755	$26.04775	$10.98897	$19.36441	$17.13150
Maximum unit fair value #*	$20.70802	$28.08727	$11.25414	$25.57977	$19.93282
Contract liablility	$1,232,474	$736,420	$146,194	$858,540	$1,423,137
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	Putnam International Equity Fund Sub-Account	Putnam Multi-Cap Growth Fund Sub-Account	Putnam International Capital Opportunities Fund Sub-Account	Putnam Small Cap Growth Fund Sub-Account	Royce Total Return Fund Sub-Account
Assets:
Investments:
Number of shares	16,819	55	5,382	4,316	80,214
Cost	$341,795	$3,999	$196,554	$127,489	$779,420
Maket Value	$440,142	$4,880	$227,534	$162,881	$723,530
Due from Sponsor Company	—	—	—	59	204
Receivable from fund shares sold	41	3	—	—	—
Other assets	—	—	1	—	3
Total assets	440,183	4,883	227,535	162,940	723,737
Liabilities:
Due to Sponsor	47	20	10	—	—
Payable for fund shares purchased	—	—	8	75	242
Other liabilities	2	7	4	8	11
Total liabilities	49	27	22	83	253
Net assets:
For contract liabilities	$440,134	$4,856	$227,513	$162,857	$723,484
Deferred contracts in the accumulation period:
Units owned by participants #	20,174	218	19,530	8,657	18,819
Minimum unit fair value #*	$10.42152	$20.82014	$11.07319	$16.59982	$36.78773
Maximum unit fair value #*	$21.81933	$24.33643	$12.64296	$20.92734	$40.53361
Contract liablility	$440,134	$4,856	$227,513	$162,857	$723,484
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
The accompanying notes are an integral part of these financial statements.

	Royce Smaller-Companies Growth Fund Sub-Account	Royce Small-Cap Value Fund Sub-Account	Columbia Diversified Equity Income Fund Sub-Account	Columbia Small/Mid Cap Value Fund Sub-Account	RidgeWorth Ceredex Small Cap Value Equity Fund Sub-Account
Assets:
Investments:
Number of shares	57,036	35,638	9,205	27,266	126,057
Cost	$697,516	$272,675	$114,729	$255,365	$1,618,488
Maket Value	$609,718	$249,468	$133,748	$277,294	$1,453,432
Due from Sponsor Company	—	—	—	14	296
Receivable from fund shares sold	52	35	1,282	—	—
Other assets	1	—	1	—	3
Total assets	609,771	249,503	135,031	277,308	1,453,731
Liabilities:
Due to Sponsor	76	68	1,295	—	—
Payable for fund shares purchased	—	—	—	27	329
Other liabilities	8	7	4	7	14
Total liabilities	84	75	1,299	34	343
Net assets:
For contract liabilities	$609,687	$249,428	$133,732	$277,274	$1,453,388
Deferred contracts in the accumulation period:
Units owned by participants #	25,813	8,602	7,898	17,137	34,077
Minimum unit fair value #*	$10.69000	$28.32667	$16.05834	$15.98456	$40.97278
Maximum unit fair value #*	$25.53612	$30.66631	$17.39230	$17.31466	$45.74560
Contract liablility	$609,687	$249,428	$133,732	$277,274	$1,453,388
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	RidgeWorth Ceredex Mid-Cap Value Equity Fund Sub-Account	RidgeWorth Seix Total Return Bond Fund Sub-Account	RidgeWorth Ceredex Large Cap Value Equity Fund Sub-Account	Deutsche Real Estate Securities Fund Sub-Account	Deutsche Equity Dividend Fund Sub-Account
Assets:
Investments:
Number of shares	109,619	12,311	11,055	808	3,757
Cost	$1,409,509	$136,873	$172,381	$16,833	$163,395
Maket Value	$1,370,237	$132,595	$179,097	$16,482	$216,048
Due from Sponsor Company	3,258	3,657	159	—	—
Receivable from fund shares sold	—	—	—	—	—
Other assets	—	—	—	—	2
Total assets	1,373,495	136,252	179,256	16,482	216,050
Liabilities:
Due to Sponsor	—	—	—	1	6
Payable for fund shares purchased	3,280	3,679	170	—	20
Other liabilities	13	2	6	1	10
Total liabilities	3,293	3,681	176	2	36
Net assets:
For contract liabilities	$1,370,202	$132,571	$179,080	$16,480	$216,014
Deferred contracts in the accumulation period:
Units owned by participants #	30,701	10,874	9,111	869	14,669
Minimum unit fair value #*	$43.12696	$11.72786	$18.94782	$18.95993	$12.61671
Maximum unit fair value #*	$46.07474	$12.78417	$19.95138	$18.95993	$16.14833
Contract liablility	$1,370,202	$132,571	$179,080	$16,480	$216,014
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Deutsche Capital Growth Fund Sub-Account	Deutsche Enhanced Emerging Markets Fixed Income Sub-Account	SSgA S&P 500 Index Fund Sub-Account	Deutsche Core Equity VIP Sub-Account	Deutsche Global Growth Fund Sub-Account
Assets:
Investments:
Number of shares	24	4,363	47,749	6,061	4,078
Cost	$1,892	$42,606	$1,463,090	$68,062	$119,749
Maket Value	$1,881	$41,882	$1,802,524	$88,738	$143,477
Due from Sponsor Company	—	82	—	—	—
Receivable from fund shares sold	3	—	55	—	37
Other assets	—	—	—	—	—
Total assets	1,884	41,964	1,802,579	88,738	143,514
Liabilities:
Due to Sponsor	14	—	61	5	65
Payable for fund shares purchased	—	99	—	—	—
Other liabilities	3	1	3	3	2
Total liabilities	17	100	64	8	67
Net assets:
For contract liabilities	$1,867	$41,864	$1,802,515	$88,730	$143,447
Deferred contracts in the accumulation period:
Units owned by participants #	52	2,613	68,755	3,758	10,451
Minimum unit fair value #*	$36.09387	$15.89236	$23.82866	$23.61009	$11.06543
Maximum unit fair value #*	$36.73582	$16.97885	$37.75000	$23.61009	$15.58999
Contract liablility	$1,867	$41,864	$1,802,515	$88,730	$143,447
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	Select Overseas Fund Sub-Account	MassMutual Select Total Return Bond Fund Sub-Account	Select T. Rowe Price/ Frontier MC Gr II Fund Sub-Account	Select Western Strategic Bond Fund Sub-Account	ClearBridge Appreciation Fund Sub-Account
Assets:
Investments:
Number of shares	8,749	27,210	3,270	20,049	19,222
Cost	$62,517	$279,006	$57,090	$207,551	$403,671
Maket Value	$82,591	$266,658	$60,826	$207,303	$453,632
Due from Sponsor Company	166	54	51	4	—
Receivable from fund shares sold	—	—	—	—	6
Other assets	1	1	—	2	1
Total assets	82,758	266,713	60,877	207,309	453,639
Liabilities:
Due to Sponsor	—	—	—	—	33
Payable for fund shares purchased	174	56	58	20	—
Other liabilities	1	—	4	1	7
Total liabilities	175	56	62	21	40
Net assets:
For contract liabilities	$82,583	$266,657	$60,815	$207,288	$453,599
Deferred contracts in the accumulation period:
Units owned by participants #	7,400	25,452	4,093	19,674	22,338
Minimum unit fair value #*	$11.16014	$9.80000	$14.80262	$10.34000	$19.61272
Maximum unit fair value #*	$11.16014	$10.50065	$15.07325	$10.86467	$20.86540
Contract liablility	$82,583	$266,657	$60,815	$207,288	$453,599
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	ClearBridge Aggressive Growth Fund Sub-Account	ClearBridge All Cap Value Fund Sub-Account	ClearBridge Mid Cap Fund Sub-Account	ClearBridge Small Cap Growth Fund Sub-Account	Thornburg International Value Fund Sub-Account
Assets:
Investments:
Number of shares	346	1,863	35,163	26,742	125,513
Cost	$64,506	$28,990	$1,065,422	$693,788	$3,223,013
Maket Value	$70,662	$27,093	$1,175,510	$881,197	$3,067,573
Due from Sponsor Company	—	—	578	—	967
Receivable from fund shares sold	—	5	—	54	—
Other assets	—	2	3	3	—
Total assets	70,662	27,100	1,176,091	881,254	3,068,540
Liabilities:
Due to Sponsor	58	13	—	113	—
Payable for fund shares purchased	—	—	616	—	1,035
Other liabilities	9	5	9	23	12
Total liabilities	67	18	625	136	1,047
Net assets:
For contract liabilities	$70,595	$27,082	$1,175,466	$881,118	$3,067,493
Deferred contracts in the accumulation period:
Units owned by participants #	3,548	1,446	28,891	38,588	190,186
Minimum unit fair value #*	$18.71611	$16.64369	$38.05455	$18.99100	$11.30837
Maximum unit fair value #*	$21.48670	$18.73571	$41.19646	$26.81333	$26.18204
Contract liablility	$70,595	$27,082	$1,175,466	$881,118	$3,067,493
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	Thornburg Value Fund Sub-Account	Thornburg Core Growth Fund Sub-Account	Timothy Plan Large/Mid Cap Value Fund Sub-Account	T. Rowe Price Growth Stock Fund, Inc. Sub-Account	T. Rowe Price Equity Income Fund Sub-Account
Assets:
Investments:
Number of shares	26,007	21,832	8,612	133,854	39,978
Cost	$1,175,822	$542,201	$151,289	$6,793,298	$1,206,023
Maket Value	$1,757,048	$739,487	$165,177	$7,932,190	$1,327,262
Due from Sponsor Company	—	1,438	—	—	61
Receivable from fund shares sold	27	—	7	2,105	—
Other assets	—	1	—	2	—
Total assets	1,757,075	740,926	165,184	7,934,297	1,327,323
Liabilities:
Due to Sponsor	95	—	42	2,114	—
Payable for fund shares purchased	—	1,501	—	—	101
Other liabilities	16	18	6	2	10
Total liabilities	111	1,519	48	2,116	111
Net assets:
For contract liabilities	$1,756,964	$739,407	$165,136	$7,932,181	$1,327,212
Deferred contracts in the accumulation period:
Units owned by participants #	64,484	36,684	7,050	338,330	82,063
Minimum unit fair value #*	$16.29624	$15.37584	$22.77990	$22.29699	$15.57568
Maximum unit fair value #*	$40.60858	$39.20985	$25.12460	$59.26000	$17.14048
Contract liablility	$1,756,964	$739,407	$165,136	$7,932,181	$1,327,212
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	T. Rowe Price Retirement 2010 Fund Sub-Account	T. Rowe Price Retirement 2020 Fund Sub-Account	T. Rowe Price Retirement 2030 Fund Sub-Account	T. Rowe Price Retirement 2040 Fund Sub-Account	T. Rowe Price Retirement 2050 Fund Sub-Account
Assets:
Investments:
Number of shares	59,925	503,879	504,371	272,712	230,699
Cost	$1,031,440	$10,030,403	$11,349,002	$6,365,829	$2,952,317
Maket Value	$1,084,639	$11,181,071	$12,866,503	$7,316,855	$3,520,461
Due from Sponsor Company	15	3,757	9,884	4,113	599
Receivable from fund shares sold	—	—	—	—	—
Other assets	—	2	2	1	—
Total assets	1,084,654	11,184,830	12,876,389	7,320,969	3,521,060
Liabilities:
Due to Sponsor	—	—	—	—	—
Payable for fund shares purchased	46	3,763	9,899	4,131	619
Other liabilities	6	4	2	3	4
Total liabilities	52	3,767	9,901	4,134	623
Net assets:
For contract liabilities	$1,084,602	$11,181,063	$12,866,488	$7,316,835	$3,520,437
Deferred contracts in the accumulation period:
Units owned by participants #	71,104	673,649	727,171	398,556	192,835
Minimum unit fair value #*	$14.40260	$15.72664	$16.75292	$17.45269	$17.50444
Maximum unit fair value #*	$16.25157	$17.74534	$18.90342	$19.69300	$19.75136
Contract liablility	$1,084,602	$11,181,063	$12,866,488	$7,316,835	$3,520,437
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	T. Rowe Price Retirement Balanced Fund Sub-Account	UBS Global Allocation Fund Sub-Account	UBS US Allocation Fund Sub-Account	Vanguard Small-Cap Index Fund Sub-Account	Vanguard Mid-Cap Index Fund Sub-Account
Assets:
Investments:
Number of shares	28,850	310	210	60,848	14,313
Cost	$432,680	$3,331	$10,230	$3,293,215	$2,125,493
Maket Value	$444,008	$3,770	$10,269	$4,306,818	$2,741,645
Due from Sponsor Company	602	—	—	—	—
Receivable from fund shares sold	—	1	—	68	51
Other assets	9	—	1	2	3
Total assets	444,619	3,771	10,270	4,306,888	2,741,699
Liabilities:
Due to Sponsor	—	10	15	68	51
Payable for fund shares purchased	636	—	—	—	—
Other liabilities	2	3	1	1	—
Total liabilities	638	13	16	69	51
Net assets:
For contract liabilities	$443,981	$3,758	$10,254	$4,306,819	$2,741,648
Deferred contracts in the accumulation period:
Units owned by participants #	31,360	284	557	317,171	201,214
Minimum unit fair value #*	$13.79576	$12.82773	$17.59292	$13.57886	$13.62550
Maximum unit fair value #*	$15.56680	$14.05177	$18.42443	$13.57886	$13.62550
Contract liablility	$443,981	$3,758	$10,254	$4,306,819	$2,741,648
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Vanguard Total Bond Market Index Fund Sub-Account	Vanguard Total Stock Market Index Fund Sub-Account	Victory Diversified Stock Fund Sub-Account	Victory Special Value Fund Sub-Account	Victory Sycamore Small Company Opportunity Fund Sub-Account
Assets:
Investments:
Number of shares	109,622	42,756	36,646	48,428	112,744
Cost	$1,189,753	$2,173,037	$689,386	$966,752	$4,436,406
Maket Value	$1,178,434	$2,852,649	$697,733	$1,341,947	$5,267,411
Due from Sponsor Company	—	—	2,798	—	143
Receivable from fund shares sold	26	18	—	717	—
Other assets	88	—	—	—	—
Total assets	1,178,548	2,852,667	700,531	1,342,664	5,267,554
Liabilities:
Due to Sponsor	26	18	—	745	—
Payable for fund shares purchased	—	—	2,838	—	167
Other liabilities	—	2	15	6	10
Total liabilities	26	20	2,853	751	177
Net assets:
For contract liabilities	$1,178,522	$2,852,647	$697,678	$1,341,913	$5,267,377
Deferred contracts in the accumulation period:
Units owned by participants #	108,096	201,571	29,771	71,870	207,297
Minimum unit fair value #*	$10.90256	$14.15207	$16.99414	$13.70653	$23.64941
Maximum unit fair value #*	$10.90256	$14.15207	$26.75585	$22.08107	$46.72000
Contract liablility	$1,178,522	$2,852,647	$697,678	$1,341,913	$5,267,377
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	Victory Sycamore Established Value Fund Sub-Account	Invesco Small Cap Discovery Fund Sub-Account	Invesco Comstock Fund Sub-Account	Invesco Equity and Income Fund Sub-Account	Invesco Growth and Income Fund Sub-Account
Assets:
Investments:
Number of shares	244,127	190,364	211,593	1,539,099	105,940
Cost	$8,741,419	$1,916,923	$4,603,477	$15,317,889	$2,573,139
Maket Value	$9,906,694	$1,838,914	$5,683,387	$16,868,524	$2,857,215
Due from Sponsor Company	—	484	—	3,932	5,747
Receivable from fund shares sold	1,038	—	312	—	—
Other assets	—	1	—	1	—
Total assets	9,907,732	1,839,399	5,683,699	16,872,457	2,862,962
Liabilities:
Due to Sponsor	1,066	—	349	—	—
Payable for fund shares purchased	—	535	—	3,948	5,763
Other liabilities	9	15	12	8	9
Total liabilities	1,075	550	361	3,956	5,772
Net assets:
For contract liabilities	$9,906,657	$1,838,849	$5,683,338	$16,868,501	$2,857,190
Deferred contracts in the accumulation period:
Units owned by participants #	201,700	89,885	224,281	725,739	144,715
Minimum unit fair value #*	$40.58000	$18.79347	$17.48028	$10.96000	$17.48923
Maximum unit fair value #*	$49.32596	$22.98506	$29.85639	$31.06413	$22.53264
Contract liablility	$9,906,657	$1,838,849	$5,683,338	$16,868,501	$2,857,190
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Invesco Mid Cap Growth Fund Sub-Account	Invesco Quality Income Fund Sub-Account	Invesco Small Cap Value Fund Sub-Account	Invesco American Value Fund Sub-Account	Invesco Value Opportunities Fund Sub-Account
Assets:
Investments:
Number of shares	34,989	45	66,825	2,752	44,795
Cost	$1,243,163	$557	$1,249,033	$103,774	$504,120
Maket Value	$1,321,201	$533	$1,267,006	$102,065	$656,245
Due from Sponsor Company	1,232	—	201	117	—
Receivable from fund shares sold	—	1	—	—	72
Other assets	1	3	2	1	—
Total assets	1,322,434	537	1,267,209	102,183	656,317
Liabilities:
Due to Sponsor	—	6	—	—	87
Payable for fund shares purchased	1,265	—	245	138	—
Other liabilities	9	—	8	8	10
Total liabilities	1,274	6	253	146	97
Net assets:
For contract liabilities	$1,321,160	$531	$1,266,956	$102,037	$656,220
Deferred contracts in the accumulation period:
Units owned by participants #	62,227	41	26,069	2,510	35,418
Minimum unit fair value #*	$19.16762	$12.85166	$46.33495	$39.93028	$17.45297
Maximum unit fair value #*	$24.29805	$13.47099	$51.73209	$43.22713	$18.53921
Contract liablility	$1,321,160	$531	$1,266,956	$102,037	$656,220
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	Invesco Diversified Dividend Fund Sub-Account	Invesco American Franchise Fund Sub-Account	Invesco Global Core Equity Fund Sub-Account	Vanguard 500 Index Fund Sub-Account	Wells Fargo International Equity Fund Sub-Account
Assets:
Investments:
Number of shares	31,687	34,986	3,181	21,949	7,146
Cost	$566,924	$595,309	$45,523	$4,060,065	$84,875
Maket Value	$644,521	$689,579	$51,531	$5,417,554	$95,400
Due from Sponsor Company	1,100	196	87	—	—
Receivable from fund shares sold	—	—	—	105	—
Other assets	—	—	—	—	—
Total assets	645,621	689,775	51,618	5,417,659	95,400
Liabilities:
Due to Sponsor	—	—	—	105	24
Payable for fund shares purchased	1,126	242	88	—	—
Other liabilities	9	7	8	3	6
Total liabilities	1,135	249	96	108	30
Net assets:
For contract liabilities	$644,486	$689,526	$51,522	$5,417,551	$95,370
Deferred contracts in the accumulation period:
Units owned by participants #	40,530	34,719	3,662	379,024	8,321
Minimum unit fair value #*	$13.42352	$19.11409	$13.95516	$14.29342	$11.14689
Maximum unit fair value #*	$19.74022	$20.30353	$14.67544	$14.29342	$14.97095
Contract liablility	$644,486	$689,526	$51,522	$5,417,551	$95,370
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Wells Fargo Core Bond Fund Sub-Account	Columbia Seligman Communications and Information Fund Sub-Account	Columbia Seligman Global Technology Fund Sub-Account	Columbia Select Smaller-Cap Value Fund Sub-Account	TIAA-CREF Large Cap Value Index Fund Sub-Account
Assets:
Investments:
Number of shares	8,506	8,048	8,394	1,681	119,648
Cost	$112,502	$532,598	$244,836	$34,579	$2,153,412
Maket Value	$112,363	$569,671	$329,985	$35,244	$2,384,592
Due from Sponsor Company	664	—	12	—	914
Receivable from fund shares sold	—	54	—	3	—
Other assets	11	—	1	—	—
Total assets	113,038	569,725	329,998	35,247	2,385,506
Liabilities:
Due to Sponsor	—	88	—	15	—
Payable for fund shares purchased	678	—	37	—	926
Other liabilities	2	11	6	4	5
Total liabilities	680	99	43	19	931
Net assets:
For contract liabilities	$112,358	$569,626	$329,955	$35,228	$2,384,575
Deferred contracts in the accumulation period:
Units owned by participants #	9,426	16,838	10,741	2,732	111,991
Minimum unit fair value #*	$11.60456	$29.76180	$29.02590	$12.84900	$19.91341
Maximum unit fair value #*	$12.27613	$40.68928	$31.94128	$12.90590	$21.45339
Contract liablility	$112,358	$569,626	$329,955	$35,228	$2,384,575
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	TIAA-CREF Large Cap Growth Fund Sub-Account	TIAA-CREF Bond Index Fund Sub-Account	TIAA-CREF Equity Index Fund Sub-Account	MM MSCI EAFE® International Index Fund Sub-Account	MassMutual RetireSMARTSM 2015 Fund Sub-Account
Assets:
Investments:
Number of shares	84,077	19,908	153,922	24,299	42,252
Cost	$1,946,984	$218,951	$2,613,315	$287,201	$484,094
Maket Value	$2,442,432	$215,603	$3,072,289	$319,283	$497,732
Due from Sponsor Company	1,621	—	—	301	—
Receivable from fund shares sold	—	1	489	—	27
Other assets	—	6	—	1	—
Total assets	2,444,053	215,610	3,072,778	319,585	497,759
Liabilities:
Due to Sponsor	—	26	530	—	43
Payable for fund shares purchased	1,636	—	—	333	—
Other liabilities	9	—	13	6	4
Total liabilities	1,645	26	543	339	47
Net assets:
For contract liabilities	$2,442,408	$215,584	$3,072,235	$319,246	$497,712
Deferred contracts in the accumulation period:
Units owned by participants #	100,884	19,862	136,281	28,659	42,990
Minimum unit fair value #*	$22.66895	$10.47207	$21.22266	$10.87424	$11.18600
Maximum unit fair value #*	$24.42183	$10.95093	$22.86381	$11.37827	$11.71566
Contract liablility	$2,442,408	$215,584	$3,072,235	$319,246	$497,712
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	MassMutual RetireSMARTSM 2020 Fund Sub-Account	MassMutual RetireSMARTSM 2025 Fund Sub-Account	MassMutual RetireSMARTSM 2030 Fund Sub-Account	MassMutual RetireSMARTSM 2035 Fund Sub-Account	MassMutual RetireSMARTSM 2040 Fund Sub-Account
Assets:
Investments:
Number of shares	71,098	109,373	117,517	91,701	84,589
Cost	$871,345	$1,319,488	$1,448,329	$1,168,280	$1,000,692
Maket Value	$907,923	$1,409,814	$1,554,751	$1,242,545	$1,103,041
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	121	7	181	257	301
Other assets	1	1	4	—	—
Total assets	908,045	1,409,822	1,554,936	1,242,802	1,103,342
Liabilities:
Due to Sponsor	138	22	207	308	333
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	4	7	6	9	6
Total liabilities	142	29	213	317	339
Net assets:
For contract liabilities	$907,903	$1,409,793	$1,554,723	$1,242,485	$1,103,003
Deferred contracts in the accumulation period:
Units owned by participants #	78,015	117,785	128,230	101,560	89,616
Minimum unit fair value #*	$11.45573	$11.74957	$11.91592	$12.04758	$12.09651
Maximum unit fair value #*	$11.77816	$12.30591	$12.25130	$12.61798	$12.43694
Contract liablility	$907,903	$1,409,793	$1,554,723	$1,242,485	$1,103,003
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	MassMutual RetireSMARTSM 2045 Fund Sub-Account	MassMutual RetireSMARTSM 2050 Fund Sub-Account	MassMutual RetireSMARTSM In Retirement Fund Sub-Account	MassMutual RetireSMARTSM 2055 Sub-Account	American Century Heritage Fund Sub-Account
Assets:
Investments:
Number of shares	55,249	48,516	1,894	13,220	35,862
Cost	$684,270	$447,796	$20,445	$140,879	$780,532
Maket Value	$750,833	$466,720	$21,668	$151,103	$746,282
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	281	230	6	123	89
Other assets	—	3	—	2	3
Total assets	751,114	466,953	21,674	151,228	746,374
Liabilities:
Due to Sponsor	311	263	30	147	132
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	7	6	6	4	12
Total liabilities	318	269	36	151	144
Net assets:
For contract liabilities	$750,796	$466,684	$21,638	$151,077	$746,230
Deferred contracts in the accumulation period:
Units owned by participants #	60,596	37,588	1,920	12,149	54,411
Minimum unit fair value #*	$12.15530	$12.27423	$10.86472	$12.29657	$13.37836
Maximum unit fair value #*	$12.73080	$12.61968	$11.37917	$12.64265	$20.81000
Contract liablility	$750,796	$466,684	$21,638	$151,077	$746,230
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(36)  Funded as of November 17, 2017
The accompanying notes are an integral part of these financial statements.

	ClearBridge Small Cap Value Fund Sub-Account	Oak Ridge Small Cap Growth Fund Sub-Account	HIMCO VIT Index Fund Sub-Account	Oppenheimer Corporate Bond Fund Sub-Account (36)	MassMutual Premier Small Cap Opportunities Fund Sub-Account
Assets:
Investments:
Number of shares	92	34,829	253,810	4	12,101
Cost	$1,920	$817,598	$9,968,831	$40	$181,664
Maket Value	$1,831	$543,932	$11,791,399	$40	$171,594
Due from Sponsor Company	—	—	1,561	—	—
Receivable from fund shares sold	1	38	—	1	21
Other assets	—	1	—	—	—
Total assets	1,832	543,971	11,792,960	41	171,615
Liabilities:
Due to Sponsor	17	76	—	1	28
Payable for fund shares purchased	—	—	1,596	—	—
Other liabilities	4	5	21	—	2
Total liabilities	21	81	1,617	1	30
Net assets:
For contract liabilities	$1,811	$543,890	$11,791,343	$40	$171,585
Deferred contracts in the accumulation period:
Units owned by participants #	101	44,345	795,840	4	12,321
Minimum unit fair value #*	$16.29663	$12.00200	$13.95612	$10.71863	$13.75910
Maximum unit fair value #*	$19.32697	$12.43189	$15.00218	$10.71863	$14.18000
Contract liablility	$1,811	$543,890	$11,721,889	$40	$171,585
Deferred contracts in the annuity period:
Units owned by participants #	—	—	4,734	—	—
Minimum unit fair value #*	—	—	$14.67131	—	—
Maximum unit fair value #*	—	—	$14.67131	—	—
Contract liablility	—	—	$69,454	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	Fidelity VIP Freedom 2035 Portfolio Sub-Account	Fidelity VIP Freedom 2040 Portfolio Sub-Account	Fidelity VIP Freedom 2050 Portfolio Sub-Account	Ivy Small Cap Growth Fund Sub-Account	MSIF Global Opportunity Portfolio Sub-Account
Assets:
Investments:
Number of shares	0	0	21	27,986	2,387
Cost	$2	$4	$340	$629,057	$40,873
Maket Value	$4	$5	$415	$615,699	$53,185
Due from Sponsor Company	—	—	—	163,372	341
Receivable from fund shares sold	—	—	—	—	—
Other assets	—	—	—	1	—
Total assets	4	5	415	779,072	53,526
Liabilities:
Due to Sponsor	4	4	1	—	—
Payable for fund shares purchased	—	—	—	163,393	355
Other liabilities	—	1	2	3	6
Total liabilities	4	5	3	163,396	361
Net assets:
For contract liabilities	—	—	$412	$615,676	$53,165
Deferred contracts in the accumulation period:
Units owned by participants #	—	—	33	41,336	3,473
Minimum unit fair value #*	$12.55024	$12.58144	$12.57482	$14.58188	$15.27336
Maximum unit fair value #*	$12.55024	$12.58144	$12.57482	$14.91099	$15.52598
Contract liablility	—	—	$412	$615,676	$53,165
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(31)  Funded as of April 20, 2017

The accompanying notes are an integral part of these financial statements.

	JPMorgan U.S. Government Money Market Fund Sub-Account	American Century U.S. Government Money Market Fund Sub-Account	Invesco Balanced-Risk Commodity Strategy Fund Sub-Account (31)	Columbia Select International Equity Fund Sub-Account	Putnam Growth Opportunities Fund Sub-Account
Assets:
Investments:
Number of shares	1,038,667	1,318,558	2,084	572	96
Cost	$1,038,667	$1,318,558	$13,596	$6,927	$2,457
Maket Value	$1,038,667	$1,318,558	$14,548	$8,512	$2,994
Due from Sponsor Company	7	—	7	—	—
Receivable from fund shares sold	—	209	—	1	4
Other assets	18	1	—	—	—
Total assets	1,038,692	1,318,768	14,555	8,513	2,998
Liabilities:
Due to Sponsor	—	242	—	17	5
Payable for fund shares purchased	29	—	23	—	—
Other liabilities	1	1	1	3	2
Total liabilities	30	243	24	20	7
Net assets:
For contract liabilities	$1,038,662	$1,318,525	$14,531	$8,493	$2,991
Deferred contracts in the accumulation period:
Units owned by participants #	105,118	132,116	1,295	681	217
Minimum unit fair value #*	$9.80556	$9.81902	$11.18365	$12.39390	$13.78184
Maximum unit fair value #*	$10.02709	$10.04083	$11.28400	$12.52598	$13.78184
Contract liablility	$1,038,662	$1,318,525	$14,531	$8,493	$2,991
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2017

	John Hancock New Opportunities Fund Sub-Account	Columbia Large Cap Growth III Sub-Account	Hartford Global Capital Appreciation Fund Sub-Account	Victory RS Value Fund Sub-Account
Assets:
Investments:
Number of shares	20,083	35,796	62,773	78,643
Cost	$469,759	$561,893	$1,003,498	$2,291,091
Maket Value	$572,361	$627,505	$1,197,083	$2,061,235
Due from Sponsor Company	86	121	—	—
Receivable from fund shares sold	—	—	123	26
Other assets	—	—	—	—
Total assets	572,447	627,626	1,197,206	2,061,261
Liabilities:
Due to Sponsor	—	—	130	26
Payable for fund shares purchased	110	141	—	—
Other liabilities	10	8	5	—
Total liabilities	120	149	135	26
Net assets:
For contract liabilities	$572,327	$627,477	$1,197,071	$2,061,235
Deferred contracts in the accumulation period:
Units owned by participants #	41,947	49,319	57,922	168,052
Minimum unit fair value #*	$13.50419	$12.68957	$19.90619	$12.26544
Maximum unit fair value #*	$13.72299	$12.82433	$21.11190	$12.26544
Contract liablility	$572,327	$627,477	$1,197,071	$2,061,235
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—
Minimum unit fair value #*	—	—	—	—
Maximum unit fair value #*	—	—	—	—
Contract liablility	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(32)  Effective November 17, 2017 Pioneer Emerging Markets Fund merged with Pioneer Global Equity Fund

(33)  Funded as of November 17, 2017

The accompanying notes are an integral part of these financial statements.

	Pioneer Global Equity Fund Sub-Account (32)(33)	MM Russell 2000® Small Cap Index Fund Sub-Account	MM S&P 500® Index Fund Sub-Account	MM S&P Mid Cap Index Fund Sub-Account
Assets:
Investments:
Number of shares	78,472	14,278	79,998	123,001
Cost	$1,233,088	$185,123	$1,647,134	$1,650,644
Maket Value	$1,279,087	$185,902	$1,450,360	$1,726,928
Due from Sponsor Company	82	—	—	530
Receivable from fund shares sold	—	24	292	—
Other assets	—	—	—	—
Total assets	1,279,169	185,926	1,450,652	1,727,458
Liabilities:
Due to Sponsor	—	46	310	—
Payable for fund shares purchased	110	—	—	555
Other liabilities	1	5	7	5
Total liabilities	111	51	317	560
Net assets:
For contract liabilities	$1,279,058	$185,875	$1,450,335	$1,726,898
Deferred contracts in the accumulation period:
Units owned by participants #	123,293	13,331	98,872	122,096
Minimum unit fair value #*	$10.36361	$13.84516	$14.40185	$13.93704
Maximum unit fair value #*	$10.38917	$14.30417	$14.79856	$14.58280
Contract liablility	$1,279,058	$185,875	$1,450,335	$1,726,898
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—
Minimum unit fair value #*	—	—	—	—
Maximum unit fair value #*	—	—	—	—
Contract liablility	—	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Assets and Liabilities — (concluded)
For the Year Ended December 31, 2017

	Russell Balanced Strategy Fund Sub-Account	Russell Conservative Strategy Fund Sub-Account	Russell Equity Growth Strategy Fund Sub-Account (34)	Russell Growth Strategy Fund Sub-Account
Assets:
Investments:
Number of shares	22,953	1,653	50	42,165
Cost	$265,972	$17,040	$657	$526,894
Maket Value	$260,283	$16,134	$661	$533,804
Due from Sponsor Company	—	—	—	—
Receivable from fund shares sold	135	13	1	181
Other assets	—	—	—	—
Total assets	260,418	16,147	662	533,985
Liabilities:
Due to Sponsor	136	25	2	181
Payable for fund shares purchased	—	—	—	—
Other liabilities	3	1	—	3
Total liabilities	139	26	2	184
Net assets:
For contract liabilities	$260,279	$16,121	$660	$533,801
Deferred contracts in the accumulation period:
Units owned by participants #	24,135	1,508	54	50,913
Minimum unit fair value #*	$10.06969	$10.09913	$12.14611	$10.15223
Maximum unit fair value #*	$11.84709	$10.96241	$12.14611	$11.89969
Contract liablility	$260,279	$16,121	$660	$533,801
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—
Minimum unit fair value #*	—	—	—	—
Maximum unit fair value #*	—	—	—	—
Contract liablility	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(34)  Funded as of July, 21, 2017

The accompanying notes are an integral part of these financial statements.

	Russell Moderate Strategy Fund Sub-Account	PIMCO Total Return Fund Sub-Account	PIMCO Real Return Fund Sub-Account
Assets:
Investments:
Number of shares	36,497	1,974,251	1,302,317
Cost	$381,815	$21,027,585	$14,643,313
Maket Value	$380,661	$20,275,560	$14,403,629
Due from Sponsor Company	—	—	1,565
Receivable from fund shares sold	85	164,215	13
Other assets	1	98	45
Total assets	380,747	20,439,873	14,405,252
Liabilities:
Due to Sponsor	91	164,219	13
Payable for fund shares purchased	—	—	1,583
Other liabilities	2	—	—
Total liabilities	93	164,219	1,596
Net assets:
For contract liabilities	$380,654	$20,275,654	$14,403,656
Deferred contracts in the accumulation period:
Units owned by participants #	37,720	1,296,864	996,867
Minimum unit fair value #*	$10.04004	$23.95045	$23.95142
Maximum unit fair value #*	$11.23591	$30.93371	$29.30738
Contract liablility	$380,654	$20,275,654	$14,403,656
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—
Minimum unit fair value #*	—	—	—
Maximum unit fair value #*	—	—	—
Contract liablility	—	—	—

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations
For the Year Ended December 31, 2017

	American Century Equity Income Fund Sub-Account	American Century Growth Fund Sub-Account	American Century Ultra® Fund Sub-Account	American Century VP Balanced Fund Sub-Account	American Century VP International Fund Sub-Account
Investment income:
Dividends	$554,187	$33,807	$—	$2,710	$103
Expenses:
Mortality and expense risk charges	(52,734)	(11,948)	(1,880)	(1,226)	(492)
Total Expenses	(52,734)	(11,948)	(1,880)	(1,226)	(492)
Net Investment income (loss)	501,453	21,859	(1,880)	1,484	(389)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	836,481	302,723	8,024	564	49
Net realized gain on distributions	3,225,050	2,158,888	22,474	6,643	—
Net unrealized appreciation (depreciation) of Investments during the year	(285,635)	3,268,856	67,484	12,952	18,788
Net gain (loss) on investments	3,775,896	5,730,467	97,982	20,159	18,837
Net increase (decrease) in net assets resulting from operations	$4,277,349	$5,752,326	$96,102	$21,643	$18,448

The accompanying notes are an integral part of these financial statements.

	American Century Small Cap Value Fund Sub-Account	American Century Large Company Value Fund Sub-Account	American Century Inflation-Adjusted Bond Fund Sub-Account	American Century Equity Growth Fund Sub-Account	American Century VP Income & Growth Fund Sub-Account
Investment income:
Dividends	$10,807	$622	$1,993	$4,032	$5,266
Expenses:
Mortality and expense risk charges	(3,772)	(339)	(1,224)	(2,243)	(1,543)
Total Expenses	(3,772)	(339)	(1,224)	(2,243)	(1,543)
Net Investment income (loss)	7,035	283	769	1,789	3,723
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	39,555	1,934	(3,398)	23,910	2,183
Net realized gain on distributions	502,750	1,500	—	34,318	5,037
Net unrealized appreciation (depreciation) of Investments during the year	(169,886)	94	5,120	8,397	29,028
Net gain (loss) on investments	372,419	3,528	1,722	66,625	36,248
Net increase (decrease) in net assets resulting from operations	$379,454	$3,811	$2,491	$68,414	$39,971

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	American Century VP Ultra Fund Sub-Account	American Century VP Value Fund Sub-Account	American Century Mid Cap Value Fund Sub-Account	Invesco V.I. Small Cap Equity Fund Sub-Account	Invesco V.I. Diversified Dividend Fund Sub-Account
Investment income:
Dividends	$2,860	$14,708	$15,353	$—	$936
Expenses:
Mortality and expense risk charges	(5,522)	(6,243)	(4,997)	(1,136)	(530)
Total Expenses	(5,522)	(6,243)	(4,997)	(1,136)	(530)
Net Investment income (loss)	(2,662)	8,465	10,356	(1,136)	406
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	10,191	41,815	33,105	(379)	10,190
Net realized gain on distributions	36,365	—	91,506	5,817	1,919
Net unrealized appreciation (depreciation) of Investments during the year	167,512	16,497	(13,803)	15,719	(7,207)
Net gain (loss) on investments	214,068	58,312	110,808	21,157	4,902
Net increase (decrease) in net assets resulting from operations	$211,406	$66,777	$121,164	$20,021	$5,308

The accompanying notes are an integral part of these financial statements.

	Invesco European Growth Fund Sub-Account	Invesco International Growth Fund Sub-Account	Invesco Mid Cap Core Equity Fund Sub-Account	Invesco Small Cap Growth Fund Sub-Account	Invesco Real Estate Fund Sub-Account
Investment income:
Dividends	$7,833	$6,748	$463	$—	$66,956
Expenses:
Mortality and expense risk charges	(2,472)	(4,043)	(1,976)	(10,975)	(26,285)
Total Expenses	(2,472)	(4,043)	(1,976)	(10,975)	(26,285)
Net Investment income (loss)	5,361	2,705	(1,513)	(10,975)	40,671
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	46,098	12,262	(9,629)	52,588	(158,564)
Net realized gain on distributions	—	3,699	43,135	149,585	238,445
Net unrealized appreciation (depreciation) of Investments during the year	80,647	56,888	10,973	192,453	291,104
Net gain (loss) on investments	126,745	72,849	44,479	394,626	370,985
Net increase (decrease) in net assets resulting from operations	$132,106	$75,554	$42,966	$383,651	$411,656

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	Invesco Small Cap Equity Fund Sub-Account	Invesco Developing Markets Fund Sub-Account	American Century Diversified Bond Fund Sub-Account	Domini Impact Equity Fund Sub-Account	AB Global Bond Fund Sub-Account
Investment income:
Dividends	$—	$20,138	$2,164	$4,765	$1,814
Expenses:
Mortality and expense risk charges	(5,061)	(4,983)	(1,339)	(1,768)	(906)
Total Expenses	(5,061)	(4,983)	(1,339)	(1,768)	(906)
Net Investment income (loss)	(5,061)	15,155	825	2,997	908
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	28,202	168,845	(147)	44,960	82
Net realized gain on distributions	54,807	—	—	93,443	—
Net unrealized appreciation (depreciation) of Investments during the year	49,520	459,062	1,141	120,667	621
Net gain (loss) on investments	132,529	627,907	994	259,070	703
Net increase (decrease) in net assets resulting from operations	$127,468	$643,062	$1,819	$262,067	$1,611

(1)  Formerly AB Growth and Income Fund. Change effective January 9, 2017

The accompanying notes are an integral part of these financial statements.

	AB Global Risk Allocation Fund Sub-Account	AB Relative Value Fund Sub-Account (1)	AB International Growth Fund Sub-Account	AB International Value Fund Sub-Account	AB Growth Fund Sub-Account
Investment income:
Dividends	$6,404	$1,262	$—	$17,898	$—
Expenses:
Mortality and expense risk charges	(1,668)	(918)	(3,785)	(7,737)	(352)
Total Expenses	(1,668)	(918)	(3,785)	(7,737)	(352)
Net Investment income (loss)	4,736	344	(3,785)	10,161	(352)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,068	16,886	24,746	6,515	1,154
Net realized gain on distributions	—	17,370	—	—	5,640
Net unrealized appreciation (depreciation) of Investments during the year	16,521	(9,540)	97,161	190,320	10,059
Net gain (loss) on investments	17,589	24,716	121,907	196,835	16,853
Net increase (decrease) in net assets resulting from operations	$22,325	$25,060	$118,122	$206,996	$16,501

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	AB Discovery Growth Fund Sub-Account	AB Discovery Value Fund Sub-Account	AB Value Fund Sub-Account	AB High Income Fund Sub-Account	American Funds AMCAP Fund® Sub-Account
Investment income:
Dividends	$—	$1,679	$94	$48,137	$5,175
Expenses:
Mortality and expense risk charges	(1,652)	(8,313)	(153)	(6,097)	(27,914)
Total Expenses	(1,652)	(8,313)	(153)	(6,097)	(27,914)
Net Investment income (loss)	(1,652)	(6,634)	(59)	42,040	(22,739)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	46,399	87,047	788	12,365	144,653
Net realized gain on distributions	15,289	58,895	—	—	181,938
Net unrealized appreciation (depreciation) of Investments during the year	5,839	(27,003)	521	(2,621)	346,633
Net gain (loss) on investments	67,527	118,939	1,309	9,744	673,224
Net increase (decrease) in net assets resulting from operations	$65,875	$112,305	$1,250	$51,784	$650,485

The accompanying notes are an integral part of these financial statements.

	American Funds American Balanced Fund® Sub-Account	American Funds Capital Income Builder® Sub-Account	American Funds EuroPacific Growth Fund Sub-Account	American Funds Fundamental Investors FundSM Sub-Account	American Funds New Perspective Fund® Sub-Account
Investment income:
Dividends	$129,625	$555,331	$209,761	$196,860	$9,919
Expenses:
Mortality and expense risk charges	(74,914)	(146,124)	(126,329)	(125,783)	(66,049)
Total Expenses	(74,914)	(146,124)	(126,329)	(125,783)	(66,049)
Net Investment income (loss)	54,711	409,207	83,432	71,077	(56,130)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	532,079	648,250	1,298,277	1,474,099	570,942
Net realized gain on distributions	314,362	216,214	1,243,365	1,065,913	444,776
Net unrealized appreciation (depreciation) of Investments during the year	274,959	918,768	5,292,001	912,108	1,185,156
Net gain (loss) on investments	1,121,400	1,783,232	7,833,643	3,452,120	2,200,874
Net increase (decrease) in net assets resulting from operations	$1,176,111	$2,192,439	$7,917,075	$3,523,197	$2,144,744

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	American Funds The Bond Fund of America® Sub-Account	American Funds The Growth Fund of America® Sub-Account	American Funds The Income Fund of America® Sub-Account	American Funds The Investment Company of America® Sub-Account	American Funds The New Economy Fund® Sub-Account
Investment income:
Dividends	$74,313	$68,900	$346,972	$136,713	$—
Expenses:
Mortality and expense risk charges	(39,859)	(304,635)	(97,937)	(81,697)	(17,885)
Total Expenses	(39,859)	(304,635)	(97,937)	(81,697)	(17,885)
Net Investment income (loss)	34,454	(235,735)	249,035	55,016	(17,885)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	60,169	2,897,621	540,593	566,010	208,604
Net realized gain on distributions	—	2,990,892	287,678	544,040	222,665
Net unrealized appreciation (depreciation) of Investments during the year	8,053	4,597,912	511,467	566,350	350,061
Net gain (loss) on investments	68,222	10,486,425	1,339,738	1,676,400	781,330
Net increase (decrease) in net assets resulting from operations	$102,676	$10,250,690	$1,588,773	$1,731,416	$763,445

(2)  Funded as of February 10, 2017

The accompanying notes are an integral part of these financial statements.

	American Funds Washington Mutual Investors FundSM Sub-Account	American Funds American Mutual Fund® Sub-Account	American Funds Capital World Growth and Income Fund® Sub-Account	American Funds SMALLCAP World Fund® Sub-Account	New World Fund Sub-Account (2)
Investment income:
Dividends	$76,570	$63,980	$430,650	$—	$1,599
Expenses:
Mortality and expense risk charges	(38,418)	(27,047)	(144,912)	(8,096)	(352)
Total Expenses	(38,418)	(27,047)	(144,912)	(8,096)	(352)
Net Investment income (loss)	38,152	36,933	285,738	(8,096)	1,247
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	246,943	265,043	1,120,470	54,616	6,708
Net realized gain on distributions	274,959	150,118	1,265,779	46,447	2,104
Net unrealized appreciation (depreciation) of Investments during the year	272,594	122,873	2,897,677	139,791	8,089
Net gain (loss) on investments	794,496	538,034	5,283,926	240,854	16,901
Net increase (decrease) in net assets resulting from operations	$832,648	$574,967	$5,569,664	$232,758	$18,148

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	Ariel Appreciation Fund Sub-Account	Ariel Fund Sub-Account	Artisan Mid Cap Value Fund Sub-Account	Ave Maria Rising Dividend Fund Sub-Account	Ave Maria Value Fund Sub-Account (3)
Investment income:
Dividends	$1,461	$2,019	$3,460	$25,502	$—
Expenses:
Mortality and expense risk charges	(1,220)	(1,780)	(4,003)	(17,250)	(374)
Total Expenses	(1,220)	(1,780)	(4,003)	(17,250)	(374)
Net Investment income (loss)	241	239	(543)	8,252	(374)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,038	686	44,555	93,274	8,772
Net realized gain on distributions	21,152	15,749	438,624	86,537	884
Net unrealized appreciation (depreciation) of Investments during the year	1,613	21,673	69,468	146,889	(4,878)
Net gain (loss) on investments	23,803	38,108	552,647	326,700	4,778
Net increase (decrease) in net assets resulting from operations	$24,044	$38,347	$552,104	$334,952	$4,404

(3)  Formerly Ave Maria Catholic Values Fund. Change effective May 1, 2017

The accompanying notes are an integral part of these financial statements.

	Ave Maria Growth Fund Sub-Account	BlackRock LifePath® Dynamic 2020 Fund Sub-Account	BlackRock LifePath® Dynamic 2030 Fund Sub-Account	BlackRock LifePath® Dynamic 2040 Fund Sub-Account	BlackRock LifePath® Dynamic Retirement Fund Sub-Account
Investment income:
Dividends	$52	$271,642	$401,871	$457,742	$41,804
Expenses:
Mortality and expense risk charges	(3,013)	(75,581)	(120,546)	(120,967)	(14,808)
Total Expenses	(3,013)	(75,581)	(120,546)	(120,967)	(14,808)
Net Investment income (loss)	(2,961)	196,061	281,325	336,775	26,996
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	62,696	(42,267)	(98,102)	(60,768)	(47,526)
Net realized gain on distributions	5,239	786,718	2,915,466	3,143,893	261,977
Net unrealized appreciation (depreciation) of Investments during the year	11,770	1,488,678	823,972	1,085,178	110,751
Net gain (loss) on investments	79,705	2,233,129	3,641,336	4,168,303	325,202
Net increase (decrease) in net assets resulting from operations	$76,744	$2,429,190	$3,922,661	$4,505,078	$352,198

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	BlackRock LifePath® Dynamic 2050 Fund Sub-Account	BlackRock LifePath® Dynamic 2025 Fund Sub-Account	BlackRock LifePath® Dynamic 2035 Fund Sub-Account	BlackRock LifePath® Dynamic 2045 Fund Sub-Account	BlackRock LifePath® Dynamic 2055 Fund Sub-Account
Investment income:
Dividends	$79,397	$3,836	$3,604	$2,333	$2,909
Expenses:
Mortality and expense risk charges	(21,258)	(2,973)	(2,846)	(1,384)	(1,674)
Total Expenses	(21,258)	(2,973)	(2,846)	(1,384)	(1,674)
Net Investment income (loss)	58,139	863	758	949	1,235
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	60,371	10,177	10,885	4,445	7,195
Net realized gain on distributions	182,697	18,679	16,881	11,106	14,614
Net unrealized appreciation (depreciation) of Investments during the year	539,577	8,602	14,583	10,627	9,985
Net gain (loss) on investments	782,645	37,458	42,349	26,178	31,794
Net increase (decrease) in net assets resulting from operations	$840,784	$38,321	$43,107	$27,127	$33,029

(4)  Formerly BlackRock Flexible Equity Fund. Change effective June, 12, 2017

The accompanying notes are an integral part of these financial statements.

	Baron Small Cap Fund Sub-Account	BlackRock U.S. Government Bond Portfolio Sub-Account	BlackRock Equity Dividend Fund Sub-Account	BlackRock Capital Appreciation Fund Sub-Account	BlackRock Advantage Large Cap Growth Fund Sub-Account (4)
Investment income:
Dividends	$—	$3,102	$51,751	$—	$269
Expenses:
Mortality and expense risk charges	(653)	(1,302)	(28,218)	(2,806)	(1,826)
Total Expenses	(653)	(1,302)	(28,218)	(2,806)	(1,826)
Net Investment income (loss)	(653)	1,800	23,533	(2,806)	(1,557)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	16,382	(1,025)	44,008	2,812	22,347
Net realized gain on distributions	343,453	29	447,189	39,505	4,011
Net unrealized appreciation (depreciation) of Investments during the year	284,123	451	7,862	45,379	4,211
Net gain (loss) on investments	643,958	(545)	499,059	87,696	30,569
Net increase (decrease) in net assets resulting from operations	$643,305	$1,255	$522,592	$84,890	$29,012

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	Calvert VP SRI Balanced Portfolio Sub-Account	Calvert Equity Fund Sub-Account (5)	Calvert Bond Fund Sub-Account (6)	Calvert Income Fund Sub-Account	Columbia Contrarian Core Fund Sub-Account
Investment income:
Dividends	$6,727	$6,254	$43,930	$24,141	$5,139
Expenses:
Mortality and expense risk charges	(2,293)	(36,052)	(12,612)	(7,240)	(7,405)
Total Expenses	(2,293)	(36,052)	(12,612)	(7,240)	(7,405)
Net Investment income (loss)	4,434	(29,798)	31,318	16,901	(2,266)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	926	23,446	6,595	11,599	34,333
Net realized gain on distributions	3,423	447,313	—	—	35,256
Net unrealized appreciation (depreciation) of Investments during the year	26,210	869,692	30,862	15,080	66,034
Net gain (loss) on investments	30,559	1,340,451	37,457	26,679	135,623
Net increase (decrease) in net assets resulting from operations	$34,993	$1,310,653	$68,775	$43,580	$133,357

(5)  Formerly Calvert Equity Portfolio. Change effective November 6, 2017

(6)  Formerly Calvert Bond Portfolio. Change effective November 6, 2017

The accompanying notes are an integral part of these financial statements.

	Columbia Small Cap Value I Fund Sub-Account	Columbia Mid Cap Value Fund Sub-Account	Columbia Acorn Fund Sub-Account	CRM Mid Cap Value Fund Sub-Account	Columbia Disciplined Small Core Fund Sub-Account
Investment income:
Dividends	$5	$8,695	$—	$4,476	$493
Expenses:
Mortality and expense risk charges	(767)	(8,802)	(9,378)	(1,565)	(1,716)
Total Expenses	(767)	(8,802)	(9,378)	(1,565)	(1,716)
Net Investment income (loss)	(762)	(107)	(9,378)	2,911	(1,223)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,265	(20,929)	(149,830)	(13,713)	(18,545)
Net realized gain on distributions	8,245	156,883	256,783	61,682	36,740
Net unrealized appreciation (depreciation) of Investments during the year	(92)	(24,225)	136,281	9,708	(7,009)
Net gain (loss) on investments	9,418	111,729	243,234	57,677	11,186
Net increase (decrease) in net assets resulting from operations	$8,656	$111,622	$233,856	$60,588	$9,963

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	Calamos Global Equity Fund Sub-Account	Calamos International Growth Fund Sub-Account	Davis Financial Fund Sub-Account	Davis New York Venture Fund Sub-Account	Davis Opportunity Fund Sub-Account
Investment income:
Dividends	$—	$—	$673	$16,689	$154
Expenses:
Mortality and expense risk charges	(1)	(149)	(1,856)	(42,990)	(1,222)
Total Expenses	(1)	(149)	(1,856)	(42,990)	(1,222)
Net Investment income (loss)	(1)	(149)	(1,183)	(26,301)	(1,068)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	8	13	34,826	(59,079)	10,106
Net realized gain on distributions	46	596	4,241	502,569	3,879
Net unrealized appreciation (depreciation) of Investments during the year	3	3,228	(5,523)	782,720	17,656
Net gain (loss) on investments	57	3,837	33,544	1,226,210	31,641
Net increase (decrease) in net assets resulting from operations	$56	$3,688	$32,361	$1,199,909	$30,573

The accompanying notes are an integral part of these financial statements.

	Delaware Diversified Income Fund Sub-Account	Delaware Extended Duration Bond Fund Sub-Account	Dreyfus Bond Market Index Fund Sub-Account	Dreyfus VIF Appreciation Portfolio Sub-Account	Dreyfus International Stock Index Fund Sub-Account
Investment income:
Dividends	$9,079	$938	$274,077	$274	$10,892
Expenses:
Mortality and expense risk charges	(1,637)	(304)	(37,560)	(142)	—
Total Expenses	(1,637)	(304)	(37,560)	(142)	—
Net Investment income (loss)	7,442	634	236,517	132	10,892
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,730)	606	(58,707)	3	2,210
Net realized gain on distributions	—	—	7,747	2,503	—
Net unrealized appreciation (depreciation) of Investments during the year	3,649	1,507	150,755	2,095	88,553
Net gain (loss) on investments	1,919	2,113	99,795	4,601	90,763
Net increase (decrease) in net assets resulting from operations	$9,361	$2,747	$336,312	$4,733	$101,655

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	Dreyfus MidCap Index Fund Sub-Account	Dreyfus SmallCap Stock Index Fund Sub-Account	Dreyfus VIF Growth and Income Portfolio Sub-Account	Dreyfus VIF Quality Bond Portfolio Fund Sub-Account	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. Sub-Account (7)
Investment income:
Dividends	$157,076	$99,040	$175	$1,604	$32
Expenses:
Mortality and expense risk charges	(39,026)	(22,731)	(166)	(527)	(24)
Total Expenses	(39,026)	(22,731)	(166)	(527)	(24)
Net Investment income (loss)	118,050	76,309	9	1,077	8
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	168,941	223,199	349	161	—
Net realized gain on distributions	1,316,905	716,100	1,019	—	185
Net unrealized appreciation (depreciation) of Investments during the year	720,421	227,539	2,744	1,714	255
Net gain (loss) on investments	2,206,267	1,166,838	4,112	1,875	440
Net increase (decrease) in net assets resulting from operations	$2,324,317	$1,243,147	$4,121	$2,952	$448

(7)  Formerly Dreyfus Socially Responsible Growth Fund, Inc. Change effective May 1, 2017
The accompanying notes are an integral part of these financial statements.

	Dreyfus S&P 500 Index Fund Sub-Account	Dreyfus Intermediate Term Income Fund Sub-Account	Eaton Vance Large-Cap Value Fund Sub-Account	Eaton Vance Dividend Builder Fund Sub-Account	Eaton Vance Worldwide Health Sciences Fund Sub-Account
Investment income:
Dividends	$372,353	$23,046	$99,166	$25,881	$—
Expenses:
Mortality and expense risk charges	(89,392)	(4,706)	(17,643)	(9,206)	(5,833)
Total Expenses	(89,392)	(4,706)	(17,643)	(9,206)	(5,833)
Net Investment income (loss)	282,961	18,340	81,523	16,675	(5,833)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	550,564	(7,119)	75,688	76,332	(15,815)
Net realized gain on distributions	1,772,160	7,162	348,385	117,747	21,135
Net unrealized appreciation (depreciation) of Investments during the year	1,634,017	17,969	554,860	26,346	109,687
Net gain (loss) on investments	3,956,741	18,012	978,933	220,425	115,007
Net increase (decrease) in net assets resulting from operations	$4,239,702	$36,352	$1,060,456	$237,100	$109,174

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	Eaton Vance Income Fund of Boston Sub-Account	Eaton Vance Balanced Fund Sub-Account	Eaton Vance Atlanta Capital SMID-Cap Fund Sub-Account	Wells Fargo Asset Allocation Fund Sub-Account	Wells Fargo Emerging Markets Equity Fund Sub-Account
Investment income:
Dividends	$146,420	$1,299	$—	$3,700	$4,006
Expenses:
Mortality and expense risk charges	(24,133)	(852)	(4,543)	(2,039)	(26,061)
Total Expenses	(24,133)	(852)	(4,543)	(2,039)	(26,061)
Net Investment income (loss)	122,287	447	(4,543)	1,661	(22,055)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	119	48	41,171	1,199	202,048
Net realized gain on distributions	—	3,182	34,164	—	—
Net unrealized appreciation (depreciation) of Investments during the year	5,535	5,861	123,938	24,053	609,532
Net gain (loss) on investments	5,654	9,091	199,273	25,252	811,580
Net increase (decrease) in net assets resulting from operations	$127,941	$9,538	$194,730	$26,913	$789,525

(8)  Effective April 28, 2017 this fund was liquidated.

The accompanying notes are an integral part of these financial statements.

	Wells Fargo Utility & Telecommunications Fund Sub-Account	Alger Capital Appreciation Institutional Portfolio Sub-Account	Alger Mid Cap Growth Institutional Fund Sub-Account	Alger Small Cap Growth Institutional Fund Sub-Account	Nuveen Mid Cap Index Fund Sub-Account (8)
Investment income:
Dividends	$170	$—	$—	$—	$4,567
Expenses:
Mortality and expense risk charges	(117)	(32,577)	(9,458)	(1,713)	(9,808)
Total Expenses	(117)	(32,577)	(9,458)	(1,713)	(9,808)
Net Investment income (loss)	53	(32,577)	(9,458)	(1,713)	(5,241)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,889	297,684	163,643	(10,502)	494,155
Net realized gain on distributions	—	251,745	—	7,644	26,584
Net unrealized appreciation (depreciation) of Investments during the year	(1,531)	482,038	173,165	71,898	(398,535)
Net gain (loss) on investments	1,358	1,031,467	336,808	69,040	122,204
Net increase (decrease) in net assets resulting from operations	$1,411	$998,890	$327,350	$67,327	$116,963

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	Nuveen Small Cap Index Sub-Account (9)	Nuveen Equity Index Fund Sub-Account (10)	Nuveen Mid Cap Growth Opportunities Fund Sub-Account	Nuveen Small Cap Select Fund Sub-Account	Nuveen Santa Barbara Dividend Growth Fund Sub-Account
Investment income:
Dividends	$—	$3,692	$—	$—	$351
Expenses:
Mortality and expense risk charges	(128)	(2,871)	(901)	(345)	(203)
Total Expenses	(128)	(2,871)	(901)	(345)	(203)
Net Investment income (loss)	(128)	821	(901)	(345)	148
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,703	58,361	268	(1,792)	19
Net realized gain on distributions	1,504	1,436	73,305	378	840
Net unrealized appreciation (depreciation) of Investments during the year	(2,974)	(2,055)	16,851	5,333	3,183
Net gain (loss) on investments	1,233	57,742	90,424	3,919	4,042
Net increase (decrease) in net assets resulting from operations	$1,105	$58,563	$89,523	$3,574	$4,190

(9)  Effective April 28, 2017 this fund was liquidated.

(10)  Effective April 28, 2017 this fund was liquidated.

The accompanying notes are an integral part of these financial statements.

	Fidelity Advisor Equity Growth Fund Sub-Account	Fidelity Advisor Value Strategies Fund Sub-Account	Fidelity Advisor Leveraged Company Stock Fund Sub-Account	Federated Equity Income Fund, Inc. Sub-Account	Federated Fund for U.S. Government Securities Fund Sub-Account
Investment income:
Dividends	$—	$2,552	$6,284	$1,898	$4,994
Expenses:
Mortality and expense risk charges	(1,373)	(786)	(14,037)	(1,041)	(1,830)
Total Expenses	(1,373)	(786)	(14,037)	(1,041)	(1,830)
Net Investment income (loss)	(1,373)	1,766	(7,753)	857	3,164
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	5,617	11,382	167,508	2,365	(3,452)
Net realized gain on distributions	30,232	17,127	456,918	2,525	—
Net unrealized appreciation (depreciation) of Investments during the year	29,355	8,014	(271,124)	6,534	2,220
Net gain (loss) on investments	65,204	36,523	353,302	11,424	(1,232)
Net increase (decrease) in net assets resulting from operations	$63,831	$38,289	$345,549	$12,281	$1,932

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	Federated MDT Mid Cap Growth Fund Sub-Account	Federated High Income Bond Fund Sub-Account	Federated Kaufmann Fund Sub-Account	Federated Short-Term Income Fund Sub-Account	Federated Total Return Bond Fund Sub-Account
Investment income:
Dividends	$—	$1,054	$—	$1,457	$5,019
Expenses:
Mortality and expense risk charges	(895)	(245)	(38,353)	(336)	(1,629)
Total Expenses	(895)	(245)	(38,353)	(336)	(1,629)
Net Investment income (loss)	(895)	809	(38,353)	1,121	3,390
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	10,755	1,831	100,082	23	(627)
Net realized gain on distributions	15,601	—	506,452	—	—
Net unrealized appreciation (depreciation) of Investments during the year	(2,132)	(977)	584,341	96	3,122
Net gain (loss) on investments	24,224	854	1,190,875	119	2,495
Net increase (decrease) in net assets resulting from operations	$23,329	$1,663	$1,152,522	$1,240	$5,885

The accompanying notes are an integral part of these financial statements.

	Federated Clover Small Value Fund Sub-Account	Federated International Leaders Fund Sub-Account	Fidelity® VIP Growth Opportunities Portfolio Sub-Account	Fidelity® VIP Overseas Portfolio Sub-Account	Fidelity® VIP Value Strategies Portfolio Sub-Account
Investment income:
Dividends	$360	$7	$1,646	$1,392	$1,095
Expenses:
Mortality and expense risk charges	(360)	(19)	(3,453)	(649)	(515)
Total Expenses	(360)	(19)	(3,453)	(649)	(515)
Net Investment income (loss)	—	(12)	(1,807)	743	580
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	3,448	149	12,850	60	523
Net realized gain on distributions	11,768	—	59,808	91	16,879
Net unrealized appreciation (depreciation) of Investments during the year	(4,715)	325	67,773	22,329	(5,557)
Net gain (loss) on investments	10,501	474	140,431	22,480	11,845
Net increase (decrease) in net assets resulting from operations	$10,501	$462	$138,624	$23,223	$12,425

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	Fidelity® VIP Balanced Portfolio Sub-Account	Fidelity® VIP Growth & Income Portfolio Sub-Account	Fidelity® VIP Freedom 2020 Portfolio Sub-Account	Fidelity® VIP Freedom 2030 Portfolio Sub-Account	Fidelity® VIP Freedom 2015 Portfolio Sub-Account
Investment income:
Dividends	$21,976	$4,286	$480	$7,806	$1,414
Expenses:
Mortality and expense risk charges	(10,683)	(2,458)	(143)	(2,622)	(382)
Total Expenses	(10,683)	(2,458)	(143)	(2,622)	(382)
Net Investment income (loss)	11,293	1,828	337	5,184	1,032
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	22,662	9,466	(132)	12,781	84
Net realized gain on distributions	37,554	8,339	1,138	26,064	2,864
Net unrealized appreciation (depreciation) of Investments during the year	147,639	32,487	4,771	93,164	10,662
Net gain (loss) on investments	207,855	50,292	5,777	132,009	13,610
Net increase (decrease) in net assets resulting from operations	$219,148	$52,120	$6,114	$137,193	$14,642

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Freedom 2025 Portfolio Sub-Account	Fidelity® VIP FundsManager 70% Portfolio Sub-Account	Fidelity Advisor® Stock Selector All Cap Fund Sub-Account	Templeton Global Opportunities Trust Sub-Account	Templeton Developing Markets Trust Sub-Account
Investment income:
Dividends	$4,779	$—	$5	$1,188	$9,498
Expenses:
Mortality and expense risk charges	(1,433)	—	(51)	(788)	(7,810)
Total Expenses	(1,433)	—	(51)	(788)	(7,810)
Net Investment income (loss)	3,346	—	(46)	400	1,688
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	528	—	33	2,033	16,217
Net realized gain on distributions	13,128	—	156	958	—
Net unrealized appreciation (depreciation) of Investments during the year	49,666	—	683	9,469	295,924
Net gain (loss) on investments	63,322	—	872	12,460	312,141
Net increase (decrease) in net assets resulting from operations	$66,668	$—	$826	$12,860	$313,829

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	Franklin High Income Fund Sub-Account	Franklin Strategic Income Fund Sub-Account	Templeton Global Bond Fund Sub-Account	Franklin U.S. Government Securities Fund Sub-Account	Franklin Small Cap Value Fund Sub-Account
Investment income:
Dividends	$68,652	$71,635	$202,323	$17,498	$21,764
Expenses:
Mortality and expense risk charges	(10,196)	(23,930)	(31,864)	(5,914)	(21,447)
Total Expenses	(10,196)	(23,930)	(31,864)	(5,914)	(21,447)
Net Investment income (loss)	58,456	47,705	170,459	11,584	317
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(25,177)	(34,953)	11,025	(11,345)	99,524
Net realized gain on distributions	—	—	—	—	232,944
Net unrealized appreciation (depreciation) of Investments during the year	47,431	114,293	(77,311)	(1,813)	(52,016)
Net gain (loss) on investments	22,254	79,340	(66,286)	(13,158)	280,452
Net increase (decrease) in net assets resulting from operations	$80,710	$127,045	$104,173	$(1,574)	$280,769

The accompanying notes are an integral part of these financial statements.

	Franklin Mutual Global Discovery Fund Sub-Account	Templeton Growth Fund Sub-Account	Franklin Income Fund Sub-Account	Franklin Growth Fund Sub-Account	Franklin Total Return Fund Sub-Account
Investment income:
Dividends	$259,669	$31,397	$459,289	$55,755	$9,263
Expenses:
Mortality and expense risk charges	(84,974)	(11,426)	(73,090)	(29,841)	(4,398)
Total Expenses	(84,974)	(11,426)	(73,090)	(29,841)	(4,398)
Net Investment income (loss)	174,695	19,971	386,199	25,914	4,865
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	257,820	83,626	173,219	647,203	(1,884)
Net realized gain on distributions	350,836	—	—	347,318	—
Net unrealized appreciation (depreciation) of Investments during the year	261,139	173,169	96,027	2,048,262	8,026
Net gain (loss) on investments	869,795	256,795	269,246	3,042,783	6,142
Net increase (decrease) in net assets resulting from operations	$1,044,490	$276,766	$655,445	$3,068,697	$11,007

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	Franklin Balance Sheet Investment Fund Sub-Account	Franklin Mutual Beacon Fund Sub-Account	Franklin Mutual Shares Fund Sub-Account	Franklin Small-Mid Cap Growth Fund Sub-Account	Franklin Conservative Allocation Fund Sub-Account
Investment income:
Dividends	$26,201	$14,576	$96,642	$—	$44,998
Expenses:
Mortality and expense risk charges	(8,917)	(6,246)	(33,452)	(7,408)	(24,360)
Total Expenses	(8,917)	(6,246)	(33,452)	(7,408)	(24,360)
Net Investment income (loss)	17,284	8,330	63,190	(7,408)	20,638
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(65,724)	62,899	100,564	(3,398)	55,798
Net realized gain on distributions	153,600	33,182	206,406	357,524	16,909
Net unrealized appreciation (depreciation) of Investments during the year	169,693	37,952	(29,654)	527,108	171,065
Net gain (loss) on investments	257,569	134,033	277,316	881,234	243,772
Net increase (decrease) in net assets resulting from operations	$274,853	$142,363	$340,506	$873,826	$264,410

The accompanying notes are an integral part of these financial statements.

	Franklin Growth Allocation Fund Sub-Account	Franklin Moderate Allocation Fund Sub-Account	Templeton Foreign Fund Sub-Account	Franklin Small-Mid Cap Growth Fund Sub-Account	Highland Premier Growth Equity Sub-Account
Investment income:
Dividends	$104,448	$114,447	$137,731	$—	$—
Expenses:
Mortality and expense risk charges	(51,845)	(55,618)	(24,909)	(687)	(1,057)
Total Expenses	(51,845)	(55,618)	(24,909)	(687)	(1,057)
Net Investment income (loss)	52,603	58,829	112,822	(687)	(1,057)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	289,829	177,008	240,786	(12,531)	(5,804)
Net realized gain on distributions	356,880	260,976	—	9,053	21,440
Net unrealized appreciation (depreciation) of Investments during the year	345,130	352,521	1,270,861	24,237	8,518
Net gain (loss) on investments	991,839	790,505	1,511,647	20,759	24,154
Net increase (decrease) in net assets resulting from operations	$1,044,442	$849,334	$1,624,469	$20,072	$23,097

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	Goldman Sachs Income Builder Fund Sub-Account	Goldman Sachs Capital Growth Fund Sub-Account	Goldman Sachs Core Fixed Income Fund Sub-Account	Goldman Sachs U.S. Equity Insights Fund Sub-Account	Goldman Sachs Government Income Fund Sub-Account
Investment income:
Dividends	$2,605	$2	$2,278	$—	$34,564
Expenses:
Mortality and expense risk charges	(810)	(23)	(1,150)	(1)	(6,065)
Total Expenses	(810)	(23)	(1,150)	(1)	(6,065)
Net Investment income (loss)	1,795	(21)	1,128	(1)	28,499
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	3,540	82	1,630	267	(7,368)
Net realized gain on distributions	—	181	—	2	—
Net unrealized appreciation (depreciation) of Investments during the year	(598)	279	(664)	(244)	7,983
Net gain (loss) on investments	2,942	542	966	25	615
Net increase (decrease) in net assets resulting from operations	$4,737	$521	$2,094	$24	$29,114

(11)  Formerly Goldman Sachs Growth & Income Fund. Change effective June 20, 2017

The accompanying notes are an integral part of these financial statements.

	Goldman Sachs Equity Income Fund Sub-Account (11)	Goldman Sachs Growth Opportunities Fund Sub-Account	Goldman Sachs Focused International Equity Fund Sub-Account	Goldman Sachs Mid Cap Value Fund Sub-Account	Goldman Sachs Small Cap Value Fund Sub-Account
Investment income:
Dividends	$2,201	$—	$369	$22,868	$9,014
Expenses:
Mortality and expense risk charges	(1,348)	(6,339)	(269)	(20,244)	(28,181)
Total Expenses	(1,348)	(6,339)	(269)	(20,244)	(28,181)
Net Investment income (loss)	853	(6,339)	100	2,624	(19,167)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	18,245	8,374	1,522	(90,012)	294,625
Net realized gain on distributions	—	128,866	—	561,198	673,678
Net unrealized appreciation (depreciation) of Investments during the year	(8,014)	42,652	4,601	(46,648)	(263,207)
Net gain (loss) on investments	10,231	179,892	6,123	424,538	705,096
Net increase (decrease) in net assets resulting from operations	$11,084	$173,553	$6,223	$427,162	$685,929

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	Goldman Sachs Strategic Growth Fund Sub-Account	Goldman Sachs High Yield Fund Sub-Account	Goldman Sachs Large Cap Value Fund Sub-Account	Goldman Sachs Small/Mid Cap Growth Fund Sub-Account	Goldman Sachs Satellite Strategies Portfolio Sub-Account
Investment income:
Dividends	$—	$193,488	$4,951	$—	$39
Expenses:
Mortality and expense risk charges	(240)	(8,281)	(3,139)	(2,002)	(9)
Total Expenses	(240)	(8,281)	(3,139)	(2,002)	(9)
Net Investment income (loss)	(240)	185,207	1,812	(2,002)	30
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	4,128	(29,783)	38,875	16,196	—
Net realized gain on distributions	6,113	—	47,944	61,866	—
Net unrealized appreciation (depreciation) of Investments during the year	(3,640)	49,554	(58,384)	37,228	106
Net gain (loss) on investments	6,601	19,771	28,435	115,290	106
Net increase (decrease) in net assets resulting from operations	$6,361	$204,978	$30,247	$113,288	$136

The accompanying notes are an integral part of these financial statements.

	Frost Value Equity Fund Sub-Account	Hartford Balanced HLS Fund Sub-Account	Hartford Total Return Bond HLS Fund Sub-Account	Hartford Capital Appreciation HLS Fund Sub-Account	Hartford Dividend and Growth HLS Fund Sub-Account
Investment income:
Dividends	$1	$179,043	$442,024	$271,762	$455,930
Expenses:
Mortality and expense risk charges	—	(43,065)	(60,484)	(109,703)	(78,394)
Total Expenses	—	(43,065)	(60,484)	(109,703)	(78,394)
Net Investment income (loss)	1	135,978	381,540	162,059	377,536
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	—	149,821	(16,523)	(484,063)	193,659
Net realized gain on distributions	12	—	—	1,323,611	2,008,355
Net unrealized appreciation (depreciation) of Investments during the year	(4)	792,739	351,153	3,885,574	2,316,476
Net gain (loss) on investments	8	942,560	334,630	4,725,122	4,518,490
Net increase (decrease) in net assets resulting from operations	$9	$1,078,538	$716,170	$4,887,181	$4,896,026

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	The Hartford Healthcare HLS Fund Sub-Account	Hartford Global Growth HLS Fund Sub-Account	Hartford Growth Opportunities HLS Fund Sub-Account	Hartford International Opportunities HLS Fund Sub-Account	Hartford MidCap HLS Fund Sub-Account
Investment income:
Dividends	$21	$4,278	$—	$14,042	$—
Expenses:
Mortality and expense risk charges	(24,170)	(7,429)	(50,634)	(7,339)	(32,146)
Total Expenses	(24,170)	(7,429)	(50,634)	(7,339)	(32,146)
Net Investment income (loss)	(24,149)	(3,151)	(50,634)	6,703	(32,146)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(152,147)	92,550	139,647	44,709	352,459
Net realized gain on distributions	541,024	55,581	91,217	—	849,949
Net unrealized appreciation (depreciation) of Investments during the year	333,406	166,482	1,598,900	163,603	2,762,961
Net gain (loss) on investments	722,283	314,613	1,829,764	208,312	3,965,369
Net increase (decrease) in net assets resulting from operations	$698,134	$311,462	$1,779,130	$215,015	$3,933,223

The accompanying notes are an integral part of these financial statements.

	Hartford Ultrashort Bond HLS Fund Sub-Account	Hartford Small Company HLS Fund Sub-Account	Hartford Small Cap Growth HLS Fund Sub-Account	Hartford Stock HLS Fund Sub-Account	Hartford U.S. Government Securities HLS Fund Sub-Account
Investment income:
Dividends	$26,767	$—	$184	$83,755	$17,742
Expenses:
Mortality and expense risk charges	(28,459)	(15,723)	(4,753)	(30,842)	(5,586)
Total Expenses	(28,459)	(15,723)	(4,753)	(30,842)	(5,586)
Net Investment income (loss)	(1,692)	(15,723)	(4,569)	52,913	12,156
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	4,856	(95,107)	22,064	465,446	(5,231)
Net realized gain on distributions	—	—	—	—	—
Net unrealized appreciation (depreciation) of Investments during the year	6,830	1,358,578	95,668	349,602	(910)
Net gain (loss) on investments	11,686	1,263,471	117,732	815,048	(6,141)
Net increase (decrease) in net assets resulting from operations	$9,994	$1,247,748	$113,163	$867,961	$6,015

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	Hartford Value HLS Fund Sub-Account	The Hartford Checks and Balances Fund Sub-Account	The Hartford High Yield Sub-Account	The Hartford Dividend and Growth Fund Sub-Account	The Hartford International Opportunities Fund Sub-Account
Investment income:
Dividends	$26,646	$13,940	$2,259	$27,820	$6,983
Expenses:
Mortality and expense risk charges	(10,640)	(3,161)	(319)	(16,092)	(4,928)
Total Expenses	(10,640)	(3,161)	(319)	(16,092)	(4,928)
Net Investment income (loss)	16,006	10,779	1,940	11,728	2,055
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	76,908	(3,395)	50	89,545	16,593
Net realized gain on distributions	116,939	33,399	—	193,203	19,051
Net unrealized appreciation (depreciation) of Investments during the year	11,135	5,413	728	25,880	71,016
Net gain (loss) on investments	204,982	35,417	778	308,628	106,660
Net increase (decrease) in net assets resulting from operations	$220,988	$46,196	$2,718	$320,356	$108,715

The accompanying notes are an integral part of these financial statements.

	The Hartford MidCap Fund Sub-Account	The Hartford Small Company Fund Sub-Account	The Hartford Total Return Bond Fund Sub-Account	The Hartford Healthcare Fund Sub-Account	The Hartford Growth Opportunities Fund Sub-Account
Investment income:
Dividends	$—	$—	$13,481	$—	$—
Expenses:
Mortality and expense risk charges	(9,764)	(3,646)	(3,533)	(2,493)	(2,342)
Total Expenses	(9,764)	(3,646)	(3,533)	(2,493)	(2,342)
Net Investment income (loss)	(9,764)	(3,646)	9,948	(2,493)	(2,342)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	69,844	68,790	(249)	6,339	10,183
Net realized gain on distributions	41,585	—	—	11,912	16,588
Net unrealized appreciation (depreciation) of Investments during the year	93,145	217,430	6,625	30,297	26,733
Net gain (loss) on investments	204,574	286,220	6,376	48,548	53,504
Net increase (decrease) in net assets resulting from operations	$194,810	$282,574	$16,324	$46,055	$51,162

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	The Hartford Value Opportunities Fund Sub-Account	Hartford Moderate Allocation Fund Sub-Account	The Hartford Conservative Allocation Fund Sub-Account	The Hartford Capital Appreciation Fund Sub-Account	The Hartford Growth Allocation Fund Sub-Account
Investment income:
Dividends	$116	$78,332	$31,565	$56,305	$80,960
Expenses:
Mortality and expense risk charges	(133)	(22,270)	(8,193)	(65,074)	(27,733)
Total Expenses	(133)	(22,270)	(8,193)	(65,074)	(27,733)
Net Investment income (loss)	(17)	56,062	23,372	(8,769)	53,227
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	95	45,266	8,203	475,309	86,495
Net realized gain on distributions	443	59,980	—	792,080	—
Net unrealized appreciation (depreciation) of Investments during the year	654	212,267	57,469	216,395	444,182
Net gain (loss) on investments	1,192	317,513	65,672	1,483,784	530,677
Net increase (decrease) in net assets resulting from operations	$1,175	$373,575	$89,044	$1,475,015	$583,904

The accompanying notes are an integral part of these financial statements.

	The Hartford Inflation Plus Fund Sub-Account	The Hartford Equity Income Fund Sub-Account	The Hartford Balanced Income Fund Sub-Account	The Hartford International Small Company Fund Sub-Account	The Hartford MidCap Value Fund Sub-Account
Investment income:
Dividends	$27,074	$10,394	$3,490	$401	$—
Expenses:
Mortality and expense risk charges	(4,361)	(5,398)	(1,291)	(1,613)	(1,256)
Total Expenses	(4,361)	(5,398)	(1,291)	(1,613)	(1,256)
Net Investment income (loss)	22,713	4,996	2,199	(1,212)	(1,256)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,729)	10,123	8,776	69,200	(272)
Net realized gain on distributions	—	33,862	5,705	1,972	2,770
Net unrealized appreciation (depreciation) of Investments during the year	(11,971)	48,056	(2,478)	3,132	11,150
Net gain (loss) on investments	(13,700)	92,041	12,003	74,304	13,648
Net increase (decrease) in net assets resulting from operations	$9,013	$97,037	$14,202	$73,092	$12,392

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	Hotchkis and Wiley Large Cap Value Fund Sub-Account	Invesco V.I. Technology Fund Sub-Account	Invesco Technology Fund Sub-Account	Ivy Natural Resources Fund Sub-Account (12)	Ivy Large Cap Growth Fund Sub-Account
Investment income:
Dividends	$10,459	$—	$—	$—	$—
Expenses:
Mortality and expense risk charges	(4,489)	(1,567)	(2,911)	(11,801)	(5,291)
Total Expenses	(4,489)	(1,567)	(2,911)	(11,801)	(5,291)
Net Investment income (loss)	5,970	(1,567)	(2,911)	(11,801)	(5,291)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	61,115	694	9,685	(62,691)	57,688
Net realized gain on distributions	—	11,316	21,806	—	31,131
Net unrealized appreciation (depreciation) of Investments during the year	52,610	41,028	88,390	95,139	94,452
Net gain (loss) on investments	113,725	53,038	119,881	32,448	183,271
Net increase (decrease) in net assets resulting from operations	$119,695	$51,471	$116,970	$20,647	$177,980

(12)  Formerly Ivy Global Natural Resources Fund. Change effective April 3, 2017

(13)  Formerly Janus Aspen Forty Portfolio. Change effective June 2, 2017

(14)  Formerly Janus Aspen Global Research Portfolio. Change effective June 2, 2017

(15)  Formerly Janus Aspen Enterprise Portfolio. Change effective June 2, 2017

The accompanying notes are an integral part of these financial statements.

	Ivy Science & Technology Fund Sub-Account	Ivy Asset Strategy Fund Sub-Account	Janus Henderson Forty Portfolio Sub-Account (13)	Janus Henderson Global Research Portfolio Sub-Account (14)	Janus Henderson Enterprise Portfolio Sub-Account (15)
Investment income:
Dividends	$—	$6,370	$—	$2,571	$953
Expenses:
Mortality and expense risk charges	(11,455)	(7,222)	(15,739)	(2,223)	(2,607)
Total Expenses	(11,455)	(7,222)	(15,739)	(2,223)	(2,607)
Net Investment income (loss)	(11,455)	(852)	(15,739)	348	(1,654)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	138,575	(112,746)	(10,015)	12,311	2,291
Net realized gain on distributions	95,873	11,287	118,450	—	23,573
Net unrealized appreciation (depreciation) of Investments during the year	177,832	261,006	470,198	60,952	62,321
Net gain (loss) on investments	412,280	159,547	578,633	73,263	88,185
Net increase (decrease) in net assets resulting from operations	$400,825	$158,695	$562,894	$73,611	$86,531

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	Janus Henderson Balanced Portfolio Sub-Account (16)	Janus Henderson Overseas Portfolio Sub-Account (17)	Janus Henderson Flexible Bond Fund Sub-Account (18)	Janus Henderson Forty Fund Sub-Account (19)	Janus Henderson Balanced Fund Sub-Account (20)
Investment income:
Dividends	$5,849	$4,604	$704	$—	$45,503
Expenses:
Mortality and expense risk charges	(2,536)	(1,752)	(180)	(37,969)	(16,056)
Total Expenses	(2,536)	(1,752)	(180)	(37,969)	(16,056)
Net Investment income (loss)	3,313	2,852	524	(37,969)	29,447
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	3,940	(6,833)	(2)	(101,513)	49,583
Net realized gain on distributions	741	—	—	840,241	97,361
Net unrealized appreciation (depreciation) of Investments during the year	50,792	68,813	127	784,634	268,263
Net gain (loss) on investments	55,473	61,980	125	1,523,362	415,207
Net increase (decrease) in net assets resulting from operations	$58,786	$64,832	$649	$1,485,393	$444,654

(16)  Formerly Janus Aspen Balanced Portfolio. Change effective June 2, 2017

(17)  Formerly Janus Aspen Overseas Portfolio. Change effective June 2, 2017

(18)  Formerly Janus Flexible Bond Fund. Change effective June 2, 2017

(19)  Formerly Janus Forty Fund. Change effective June 2, 2017

(20)  Formerly Janus Balanced Fund. Change effective June 2, 2017

(21)  Formerly Janus Enterprise Fund. Change effective June 2, 2017

(22)  Formerly Janus Overseas Fund. Change effective June 2, 2017

(23)  Formerly Janus Global Research Fund. Change effective June 2, 2017

(24)  Formerly Perkins Mid Cap Value Fund. Change effective June 2, 2017

The accompanying notes are an integral part of these financial statements.

	Janus Henderson Enterprise Fund Sub-Account (21)	Janus Henderson Overseas Fund Sub-Account (22)	Janus Henderson Global Research Fund Sub-Account (23)	Janus Henderson Mid Cap Value Fund Sub-Account (24)	Prudential Jennison Natural Resources Fund, Inc. Sub-Account
Investment income:
Dividends	$—	$29,874	$849	$1,169	$—
Expenses:
Mortality and expense risk charges	(14,120)	(12,624)	(1,821)	(5,334)	(803)
Total Expenses	(14,120)	(12,624)	(1,821)	(5,334)	(803)
Net Investment income (loss)	(14,120)	17,250	(972)	(4,165)	(803)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	117,910	(63,682)	9,873	(14,416)	16,029
Net realized gain on distributions	31,614	—	—	105,167	—
Net unrealized appreciation (depreciation) of Investments during the year	238,707	522,780	52,237	5,635	14,803
Net gain (loss) on investments	388,231	459,098	62,110	96,386	30,832
Net increase (decrease) in net assets resulting from operations	$374,111	$476,348	$61,138	$92,221	$30,029

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	Prudential Jennison Mid-Cap Growth Fund, Inc. Sub-Account	Prudential Jennison 20/20 Focus Fund Sub-Account	JPMorgan Large Cap Growth Fund Sub-Account	JPMorgan Core Bond Fund Sub-Account	JPMorgan Small Cap Equity Fund Sub-Account
Investment income:
Dividends	$—	$—	$—	$78,889	$140
Expenses:
Mortality and expense risk charges	(5,896)	(2,757)	(891)	(6,145)	(551)
Total Expenses	(5,896)	(2,757)	(891)	(6,145)	(551)
Net Investment income (loss)	(5,896)	(2,757)	(891)	72,744	(411)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	6,981	(11,987)	45	(7,880)	907
Net realized gain on distributions	118,680	48,088	12,434	8,377	3,645
Net unrealized appreciation (depreciation) of Investments during the year	53,399	29,813	14,014	30,351	4,088
Net gain (loss) on investments	179,060	65,914	26,493	30,848	8,640
Net increase (decrease) in net assets resulting from operations	$173,164	$63,157	$25,602	$103,592	$8,229

(25)  Effective June 23, 2017 JPMorgan SmartRetirement 2015 Fund merged with JPMorgan SmartRetirement Income Fund

The accompanying notes are an integral part of these financial statements.

	JPMorgan Small Cap Growth Fund Sub-Account	JPMorgan Small Cap Value Fund Sub-Account	JPMorgan U.S. Equity Fund Sub-Account	JPMorgan SmartRetirement 2015 Fund Sub-Account (25)	JPMorgan SmartRetirement 2020 Fund Sub-Account
Investment income:
Dividends	$—	$2,176	$11,830	$9,654	$147,701
Expenses:
Mortality and expense risk charges	(5,757)	(1,721)	(6,928)	(6,824)	(50,437)
Total Expenses	(5,757)	(1,721)	(6,928)	(6,824)	(50,437)
Net Investment income (loss)	(5,757)	455	4,902	2,830	97,264
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	44,523	2,988	49,269	96,825	127,589
Net realized gain on distributions	45,010	20,998	133,830	—	138,021
Net unrealized appreciation (depreciation) of Investments during the year	95,618	(14,573)	137,307	(17,363)	462,487
Net gain (loss) on investments	185,151	9,413	320,406	79,462	728,097
Net increase (decrease) in net assets resulting from operations	$179,394	$9,868	$325,308	$82,292	$825,361

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	JPMorgan SmartRetirement 2025 Fund Sub-Account	JPMorgan SmartRetirement 2030 Fund Sub-Account	JPMorgan SmartRetirement 2035 Fund Sub-Account	JPMorgan SmartRetirement 2040 Fund Sub-Account	JPMorgan SmartRetirement 2045 Fund Sub-Account
Investment income:
Dividends	$159,666	$170,886	$87,786	$124,995	$56,042
Expenses:
Mortality and expense risk charges	(66,198)	(59,417)	(35,020)	(46,550)	(26,712)
Total Expenses	(66,198)	(59,417)	(35,020)	(46,550)	(26,712)
Net Investment income (loss)	93,468	111,469	52,766	78,445	29,330
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	121,914	198,863	109,531	157,378	130,645
Net realized gain on distributions	160,532	204,756	107,671	180,580	74,236
Net unrealized appreciation (depreciation) of Investments during the year	721,827	900,389	537,431	849,330	375,358
Net gain (loss) on investments	1,004,273	1,304,008	754,633	1,187,288	580,239
Net increase (decrease) in net assets resulting from operations	$1,097,741	$1,415,477	$807,399	$1,265,733	$609,569
The accompanying notes are an integral part of these financial statements.

	JPMorgan SmartRetirement 2050 Fund Sub-Account	JPMorgan SmartRetirement Income Fund Sub-Account	JP Morgan Smart Retirement 2055 Fund Sub-Account	Keeley Small Cap Value Fund Sub-Account	Loomis Sayles Bond Fund Sub-Account
Investment income:
Dividends	$52,126	$47,682	$16,671	$2,565	$117,218
Expenses:
Mortality and expense risk charges	(26,848)	(13,470)	(7,356)	(5,465)	(6,190)
Total Expenses	(26,848)	(13,470)	(7,356)	(5,465)	(6,190)
Net Investment income (loss)	25,278	34,212	9,315	(2,900)	111,028
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	158,867	14,845	9,244	95,453	(8,971)
Net realized gain on distributions	65,025	39,792	18,771	132,547	80,329
Net unrealized appreciation (depreciation) of Investments during the year	361,576	91,142	110,414	(166,600)	62,455
Net gain (loss) on investments	585,468	145,779	138,429	61,400	133,813
Net increase (decrease) in net assets resulting from operations	$610,746	$179,991	$147,744	$58,500	$244,841

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	LKCM Aquinas Catholic Equity Fund Sub-Account	Lord Abbett Affiliated Fund Sub-Account	Lord Abbett Fundamental Equity Fund Sub-Account	Lord Abbett Bond Debenture Fund Sub-Account	Lord Abbett Growth Opportunities Fund Sub-Account
Investment income:
Dividends	$302	$10,507	$47,759	$112,969	$—
Expenses:
Mortality and expense risk charges	(2,503)	(5,009)	(23,077)	(21,553)	(1,610)
Total Expenses	(2,503)	(5,009)	(23,077)	(21,553)	(1,610)
Net Investment income (loss)	(2,201)	5,498	24,682	91,416	(1,610)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	7,991	28,399	8,061	61,632	415
Net realized gain on distributions	9,088	41,087	390,304	14,912	16,661
Net unrealized appreciation (depreciation) of Investments during the year	28,381	(8,396)	43,684	44,128	19,831
Net gain (loss) on investments	45,460	61,090	442,049	120,672	36,907
Net increase (decrease) in net assets resulting from operations	$43,259	$66,588	$466,731	$212,088	$35,297

(26)  Formerly Lord Abbett International Core Equity Fund. Change effective October 31, 2017

The accompanying notes are an integral part of these financial statements.

	Lord Abbett Calibrated Dividend Growth Fund Sub-Account	Lord Abbett Total Return Fund Sub-Account	Lord Abbett Developing Growth Fund Sub-Account	Lord Abbett International Equity Inv Opt Sub-Account (26)	Lord Abbett Value Opportunities Fund Sub-Account
Investment income:
Dividends	$2,728	$144,302	$—	$6,519	$—
Expenses:
Mortality and expense risk charges	(1,947)	(11,314)	(9,857)	(1,794)	(29,420)
Total Expenses	(1,947)	(11,314)	(9,857)	(1,794)	(29,420)
Net Investment income (loss)	781	132,988	(9,857)	4,725	(29,420)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	3,026	(7,233)	(34,691)	10,151	32,380
Net realized gain on distributions	10,638	—	—	—	261,348
Net unrealized appreciation (depreciation) of Investments during the year	12,989	70,539	326,943	51,685	128,548
Net gain (loss) on investments	26,653	63,306	292,252	61,836	422,276
Net increase (decrease) in net assets resulting from operations	$27,434	$196,294	$282,395	$66,561	$392,856

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	Clearbridge Value Trust Sub-Account	BMO Mid-Cap Value Fund Sub-Account	MassMutual RetireSMARTSM 2010 Fund Sub-Account	MFS® Emerging Markets Debt Fund Sub-Account	Massachusetts Investors Growth Stock Fund Sub-Account
Investment income:
Dividends	$785	$3,095	$842	$19,207	$24,685
Expenses:
Mortality and expense risk charges	(1,718)	(2,968)	(445)	(3,802)	(5,048)
Total Expenses	(1,718)	(2,968)	(445)	(3,802)	(5,048)
Net Investment income (loss)	(933)	127	397	15,405	19,637
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	34,972	(95,236)	668	2,659	111,582
Net realized gain on distributions	—	31,550	—	—	165,561
Net unrealized appreciation (depreciation) of Investments during the year	3,712	163,724	4,046	21,226	426,195
Net gain (loss) on investments	38,684	100,038	4,714	23,885	703,338
Net increase (decrease) in net assets resulting from operations	$37,751	$100,165	$5,111	$39,290	$722,975

The accompanying notes are an integral part of these financial statements.

	MFS High Income Fund Sub-Account	MFS International New Discovery Fund Sub-Account	MFS Mid Cap Growth Fund Sub-Account	MFS New Discovery Fund Sub-Account	MFS Research International Fund Sub-Account
Investment income:
Dividends	$60,239	$3,298	$—	$—	$40,795
Expenses:
Mortality and expense risk charges	(7,335)	(1,911)	(4,158)	(1,032)	(28,184)
Total Expenses	(7,335)	(1,911)	(4,158)	(1,032)	(28,184)
Net Investment income (loss)	52,904	1,387	(4,158)	(1,032)	12,611
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(2,796)	10,431	6,180	98,884	84,748
Net realized gain on distributions	—	6,956	46,198	244,477	—
Net unrealized appreciation (depreciation) of Investments during the year	17,135	83,473	66,324	200,762	774,432
Net gain (loss) on investments	14,339	100,860	118,702	544,123	859,180
Net increase (decrease) in net assets resulting from operations	$67,243	$102,247	$114,544	$543,091	$871,791

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	MFS Total Return Fund Sub-Account	MFS Utilities Fund Sub-Account	MFS Value Fund Sub-Account	MFS Total Return Bond Fund Sub-Account	MFS Massachusetts Investors Trust Sub-Account
Investment income:
Dividends	$62,291	$105,677	$144,788	$60,725	$11,783
Expenses:
Mortality and expense risk charges	(14,816)	(30,048)	(37,664)	(8,965)	(9,314)
Total Expenses	(14,816)	(30,048)	(37,664)	(8,965)	(9,314)
Net Investment income (loss)	47,475	75,629	107,124	51,760	2,469
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	88,114	11,448	403,140	1,458	68,832
Net realized gain on distributions	118,914	16,820	315,667	—	79,339
Net unrealized appreciation (depreciation) of Investments during the year	94,745	503,889	795,188	36,741	113,059
Net gain (loss) on investments	301,773	532,157	1,513,995	38,199	261,230
Net increase (decrease) in net assets resulting from operations	$349,248	$607,786	$1,621,119	$89,959	$263,699

The accompanying notes are an integral part of these financial statements.

	MFS International Growth Fund Sub-Account	MFS Core Equity Fund Sub-Account	MFS Government Securities Fund Sub-Account	MFS International Value Fund Sub-Account	MFS Technology Fund Sub-Account
Investment income:
Dividends	$829	$13,789	$109,317	$197,226	$—
Expenses:
Mortality and expense risk charges	(2,652)	(10,379)	(15,088)	(12,656)	(1,009)
Total Expenses	(2,652)	(10,379)	(15,088)	(12,656)	(1,009)
Net Investment income (loss)	(1,823)	3,410	94,229	184,570	(1,009)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	37,636	24,793	(27,915)	412,675	3,201
Net realized gain on distributions	1,799	161,841	—	145,684	5,245
Net unrealized appreciation (depreciation) of Investments during the year	22,940	379,697	4,314	2,218,804	32,307
Net gain (loss) on investments	62,375	566,331	(23,601)	2,777,163	40,753
Net increase (decrease) in net assets resulting from operations	$60,552	$569,741	$70,628	$2,961,733	$39,744

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	MFS Core Equity Series Sub-Account	MFS Utilities Series Sub-Account	MFS Growth Fund Sub-Account	MFS High Yield Portfolio Sub-Account	BlackRock Global Allocation Fund, Inc. Sub-Account
Investment income:
Dividends	$159	$10,194	$—	$9,594	$89,814
Expenses:
Mortality and expense risk charges	(114)	(1,703)	(2,467)	(1,045)	(65,361)
Total Expenses	(114)	(1,703)	(2,467)	(1,045)	(65,361)
Net Investment income (loss)	45	8,491	(2,467)	8,549	24,453
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	107	3,063	7,989	(554)	54,310
Net realized gain on distributions	979	—	6,506	—	326,960
Net unrealized appreciation (depreciation) of Investments during the year	2,382	21,174	41,337	372	728,890
Net gain (loss) on investments	3,468	24,237	55,832	(182)	1,110,160
Net increase (decrease) in net assets resulting from operations	$3,513	$32,728	$53,365	$8,367	$1,134,613

(27)  Formerly BlackRock Large Cap Core Fund. Change effective June 12, 2017

(28)  Formerly BlackRock Value Opportunities Fund, Inc. Change effective June 12, 2017

(29)  Formerly BlackRock Mid Cap Value Opportunities Fund. Change effective June 12, 2017

(30)  Formerly BlackRock International Opportunities Portfolio. Change effective June 12, 2017

The accompanying notes are an integral part of these financial statements.

	BlackRock Advantage Large Cap Core Fund Sub-Account (27)	BlackRock Advantage U.S. Total Market Fund Sub-Account (28)	BlackRock Small Cap Growth Fund II Sub-Account	BlackRock Mid Cap Dividend Fund Sub-Account (29)	BlackRock International Dividend Fund Sub-Account (30)
Investment income:
Dividends	$543	$41	$—	$19,819	$11,742
Expenses:
Mortality and expense risk charges	(538)	(1,004)	(5,802)	(14,084)	(5,546)
Total Expenses	(538)	(1,004)	(5,802)	(14,084)	(5,546)
Net Investment income (loss)	5	(963)	(5,802)	5,735	6,196
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	6,087	3,089	16,468	(60,161)	(52,123)
Net realized gain on distributions	17,820	12,203	86,151	339,270	172,937
Net unrealized appreciation (depreciation) of Investments during the year	(12,500)	(8,558)	6,004	(158,594)	52,614
Net gain (loss) on investments	11,407	6,734	108,623	120,515	173,428
Net increase (decrease) in net assets resulting from operations	$11,412	$5,771	$102,821	$126,250	$179,624

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	BlackRock Mid Cap Growth Equity Portfolio Sub-Account	Victory Munder Mid-Cap Core Growth Fund Sub-Account	Neuberger Berman Socially Responsive Fund Sub-Account	Nuveen NWQ International Value Fund Sub-Account	The Oakmark International Small Cap Fund Sub-Account
Investment income:
Dividends	$—	$—	$6,797	$1,351	$3,945
Expenses:
Mortality and expense risk charges	(2,780)	(8,801)	(9,274)	(414)	(1,740)
Total Expenses	(2,780)	(8,801)	(9,274)	(414)	(1,740)
Net Investment income (loss)	(2,780)	(8,801)	(2,477)	937	2,205
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	41,035	88,554	89,118	84	3,800
Net realized gain on distributions	10,067	606,825	83,697	—	13,897
Net unrealized appreciation (depreciation) of Investments during the year	35,027	68,455	78,927	6,238	91,724
Net gain (loss) on investments	86,129	763,834	251,742	6,322	109,421
Net increase (decrease) in net assets resulting from operations	$83,349	$755,033	$249,265	$7,259	$111,626

The accompanying notes are an integral part of these financial statements.

	The Oakmark Equity and Income Fund Sub-Account	Oppenheimer Capital Appreciation Fund Sub-Account	Oppenheimer Global Fund Sub-Account	Oppenheimer Global Opportunities Fund Sub-Account	Oppenheimer International Growth Fund Sub-Account
Investment income:
Dividends	$149,719	$106	$28,699	$—	$27,695
Expenses:
Mortality and expense risk charges	—	(4,309)	(24,310)	(627)	(8,031)
Total Expenses	—	(4,309)	(24,310)	(627)	(8,031)
Net Investment income (loss)	149,719	(4,203)	4,389	(627)	19,664
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	174,333	(5,205)	264,719	11,445	91,984
Net realized gain on distributions	749,769	71,770	277,773	6,986	—
Net unrealized appreciation (depreciation) of Investments during the year	545,847	126,187	1,034,092	32,096	885,301
Net gain (loss) on investments	1,469,949	192,752	1,576,584	50,527	977,285
Net increase (decrease) in net assets resulting from operations	$1,619,668	$188,549	$1,580,973	$49,900	$996,949

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	Oppenheimer Main Street Fund Sub-Account	Oppenheimer Global Strategic Income Fund Sub-Account	Oppenheimer Main Street Mid Cap Fund Sub-Account (31)	Oppenheimer Developing Markets Fund Sub-Account	Oppenheimer Equity Fund Sub-Account (32)
Investment income:
Dividends	$5,756	$33,858	$13,195	$24,568	$2,150
Expenses:
Mortality and expense risk charges	(3,615)	(7,296)	(21,251)	(27,208)	(328)
Total Expenses	(3,615)	(7,296)	(21,251)	(27,208)	(328)
Net Investment income (loss)	2,141	26,562	(8,056)	(2,640)	1,822
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	10,589	(9,426)	145,530	319,642	44,133
Net realized gain on distributions	34,393	—	424,311	—	7,701
Net unrealized appreciation (depreciation) of Investments during the year	15,136	24,824	(146,558)	1,382,250	(34,169)
Net gain (loss) on investments	60,118	15,398	423,283	1,701,892	17,665
Net increase (decrease) in net assets resulting from operations	$62,259	$41,960	$415,227	$1,699,252	$19,487

(31)  Formerly Oppenheimer Main Street Fund. Change effective July 17, 2017

(32)  Effective March 17, 2017 Oppenheimer Equity Fund merged with Oppenheimer Maine Street Fund

The accompanying notes are an integral part of these financial statements.

	Oppenheimer Capital Income Fund Sub-Account	Oppenheimer International Bond Fund Sub-Account	Oppenheimer Mid Cap Value Fund Sub-Account	Oppenheimer Main Street All Cap Fund® Sub-Account	Oppenheimer Gold & Special Minerals Fund Sub-Account
Investment income:
Dividends	$21	$182,715	$1,967	$10,020	$47,861
Expenses:
Mortality and expense risk charges	(9)	(32,824)	(4,890)	(9,948)	(16,357)
Total Expenses	(9)	(32,824)	(4,890)	(9,948)	(16,357)
Net Investment income (loss)	12	149,891	(2,923)	72	31,504
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	44	(50,929)	38,478	66,268	(105,942)
Net realized gain on distributions	—	—	35,259	134,787	—
Net unrealized appreciation (depreciation) of Investments during the year	(10)	320,324	1,667	(26,892)	352,023
Net gain (loss) on investments	34	269,395	75,404	174,163	246,081
Net increase (decrease) in net assets resulting from operations	$46	$419,286	$72,481	$174,235	$277,585

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	Oppenheimer Real Estate Fund Sub-Account	Oppenheimer Equity Income Fund Sub-Account	Oppenheimer International Diversified Fund Sub-Account	Oppenheimer Rising Dividends Fund Sub-Account	Putnam Global Equity Fund Sub-Account
Investment income:
Dividends	$22,172	$3,685	$383	$176	$724
Expenses:
Mortality and expense risk charges	(10,565)	(1,257)	(1,050)	(140)	(405)
Total Expenses	(10,565)	(1,257)	(1,050)	(140)	(405)
Net Investment income (loss)	11,607	2,428	(667)	36	319
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(27,452)	24,337	9,466	8	410
Net realized gain on distributions	53,982	35	—	1,033	—
Net unrealized appreciation (depreciation) of Investments during the year	17,807	(5,274)	21,327	581	13,115
Net gain (loss) on investments	44,337	19,098	30,793	1,622	13,525
Net increase (decrease) in net assets resulting from operations	$55,944	$21,526	$30,126	$1,658	$13,844

(34)  Formerly Putnam High Yield Advantage Fund. Change effective May 8, 2017

The accompanying notes are an integral part of these financial statements.

	Putnam VT High Yield Fund Sub-Account (34)	Putnam VT International Growth Fund Sub-Account	Putnam VT Multi-Cap Growth Fund Sub-Account	Putnam VT Small Cap Value Fund Sub-Account	Pioneer Disciplined Value Fund Sub-Account
Investment income:
Dividends	$22,699	$1,548	$2,327	$1,807	$1,266
Expenses:
Mortality and expense risk charges	(2,851)	(1,044)	(2,619)	(1,838)	(1,284)
Total Expenses	(2,851)	(1,044)	(2,619)	(1,838)	(1,284)
Net Investment income (loss)	19,848	504	(292)	(31)	(18)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,012)	814	15,208	11,034	3,582
Net realized gain on distributions	—	—	26,381	10,256	16,075
Net unrealized appreciation (depreciation) of Investments during the year	5,718	41,800	54,463	(4,764)	2,071
Net gain (loss) on investments	4,706	42,614	96,052	16,526	21,728
Net increase (decrease) in net assets resulting from operations	$24,554	$43,118	$95,760	$16,495	$21,710

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	Pioneer Emerging Markets Fund Sub-Account (33)	Pioneer Equity Income Fund Sub-Account	Pioneer Fundamental Growth Fund Sub-Account	AllianzGI NFJ International Value Fund Sub-Account	AllianzGI NFJ Small-Cap Value Fund Sub-Account
Investment income:
Dividends	$—	$180	$75	$102	$7,012
Expenses:
Mortality and expense risk charges	(7,724)	(122)	(281)	(65)	(12,361)
Total Expenses	(7,724)	(122)	(281)	(65)	(12,361)
Net Investment income (loss)	(7,724)	58	(206)	37	(5,349)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	125,167	4	46	(9,326)	(55,547)
Net realized gain on distributions	—	888	1,825	—	240,637
Net unrealized appreciation (depreciation) of Investments during the year	266,543	833	2,749	11,601	(36,228)
Net gain (loss) on investments	391,710	1,725	4,620	2,275	148,862
Net increase (decrease) in net assets resulting from operations	$383,986	$1,783	$4,414	$2,312	$143,513

(33)  Effective November 17, 2017 Pioneer Emerging Markets Fund merged with Pioneer Global Equity Fund

The accompanying notes are an integral part of these financial statements.

	AllianzGI NFJ Dividend Value Fund Sub-Account	AMG Managers Cadence Mid Cap Fund Sub-Account	PIMCO Emerging Markets Bond Fund Sub-Account	Pioneer Fund Sub-Account	Pioneer High Yield Fund Sub-Account
Investment income:
Dividends	$116,572	$—	$31,531	$6,782	$71,138
Expenses:
Mortality and expense risk charges	(50,367)	(314)	(5,561)	(7,841)	(9,449)
Total Expenses	(50,367)	(314)	(5,561)	(7,841)	(9,449)
Net Investment income (loss)	66,205	(314)	25,970	(1,059)	61,689
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	326,743	192	6,678	(11,095)	11,123
Net realized gain on distributions	1,275,001	3,766	—	141,714	—
Net unrealized appreciation (depreciation) of Investments during the year	(837,703)	3,049	28,064	3,113	38,422
Net gain (loss) on investments	764,041	7,007	34,742	133,732	49,545
Net increase (decrease) in net assets resulting from operations	$830,246	$6,693	$60,712	$132,673	$111,234

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	Pioneer Strategic Income Fund Sub-Account	Pioneer Mid Cap Value Fund Sub-Account	Pioneer Select Mid Cap Growth Fund Sub-Account	PIMCO Total Return ESG Fund Sub-Account (38)	Putnam Equity Income Fund Sub-Account
Investment income:
Dividends	$154,563	$4,246	$—	$3,613	$12,361
Expenses:
Mortality and expense risk charges	(20,189)	(10,369)	(6,355)	(1,809)	(5,672)
Total Expenses	(20,189)	(10,369)	(6,355)	(1,809)	(5,672)
Net Investment income (loss)	134,374	(6,123)	(6,355)	1,804	6,689
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	7,281	19,215	38,547	(4,348)	38,999
Net realized gain on distributions	—	90,901	56,410	—	14,187
Net unrealized appreciation (depreciation) of Investments during the year	79,557	26,494	76,533	10,579	65,135
Net gain (loss) on investments	86,838	136,610	171,490	6,231	118,321
Net increase (decrease) in net assets resulting from operations	$221,212	$130,487	$165,135	$8,035	$125,010

(38)  Formerly PIMCO Total Return III Fund. Changed effective January 6, 2017

The accompanying notes are an integral part of these financial statements.

	Putnam High Yield Fund Sub-Account	Putnam International Equity Fund Sub-Account	Putnam Multi-Cap Growth Fund Sub-Account	Putnam International Capital Opportunities Fund Sub-Account	Putnam Small Cap Growth Fund Sub-Account
Investment income:
Dividends	$69,252	$1,426	$24	$6,080	$—
Expenses:
Mortality and expense risk charges	(9,321)	(1,469)	(41)	(1,675)	(1,121)
Total Expenses	(9,321)	(1,469)	(41)	(1,675)	(1,121)
Net Investment income (loss)	59,931	(43)	(17)	4,405	(1,121)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	24,682	22,944	366	15,049	39,457
Net realized gain on distributions	—	—	210	—	—
Net unrealized appreciation (depreciation) of Investments during the year	(6,565)	72,873	748	42,986	(1,262)
Net gain (loss) on investments	18,117	95,817	1,324	58,035	38,195
Net increase (decrease) in net assets resulting from operations	$78,048	$95,774	$1,307	$62,440	$37,074

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	Royce Total Return Fund Sub-Account	Royce Smaller-Companies Growth Fund Sub-Account	Royce Small-Cap Value Fund Sub-Account	Columbia Diversified Equity Income Fund Sub-Account	Columbia Small/Mid Cap Value Fund Sub-Account
Investment income:
Dividends	$2,578	$—	$387	$1,647	$464
Expenses:
Mortality and expense risk charges	(5,153)	(2,092)	(2,858)	(777)	(2,793)
Total Expenses	(5,153)	(2,092)	(2,858)	(777)	(2,793)
Net Investment income (loss)	(2,575)	(2,092)	(2,471)	870	(2,329)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(11,329)	(38,262)	(39,268)	2,460	13,966
Net realized gain on distributions	84,979	104,891	9,232	7,209	23,305
Net unrealized appreciation (depreciation) of Investments during the year	12,099	24,409	42,030	7,771	(4,047)
Net gain (loss) on investments	85,749	91,038	11,994	17,440	33,224
Net increase (decrease) in net assets resulting from operations	$83,174	$88,946	$9,523	$18,310	$30,895

The accompanying notes are an integral part of these financial statements.

	RidgeWorth Ceredex Small Cap Value Equity Fund Sub-Account	RidgeWorth Ceredex Mid-Cap Value Equity Fund Sub-Account	RidgeWorth Seix Total Return Bond Fund Sub-Account	RidgeWorth Ceredex Large Cap Value Equity Fund Sub-Account	Deutsche Real Estate Securities Fund Sub-Account
Investment income:
Dividends	$17,969	$8,110	$2,990	$2,456	$273
Expenses:
Mortality and expense risk charges	(11,320)	(11,077)	(1,052)	(1,619)	(136)
Total Expenses	(11,320)	(11,077)	(1,052)	(1,619)	(136)
Net Investment income (loss)	6,649	(2,967)	1,938	837	137
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(29,923)	29,259	(854)	23,895	(2)
Net realized gain on distributions	217,674	237,394	—	34,125	460
Net unrealized appreciation (depreciation) of Investments during the year	(74,537)	(137,053)	1,299	(20,624)	223
Net gain (loss) on investments	113,214	129,600	445	37,396	681
Net increase (decrease) in net assets resulting from operations	$119,863	$126,633	$2,383	$38,233	$818

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	Deutsche Equity Dividend Fund Sub-Account	Deutsche Capital Growth Fund Sub-Account	Deutsche Enhanced Emerging Markets Fixed Income Sub-Account	SSgA S&P 500 Index Fund Sub-Account	Deutsche Core Equity VIP Sub-Account
Investment income:
Dividends	$3,363	$5	$1,459	$40,116	$1,108
Expenses:
Mortality and expense risk charges	(1,209)	(42)	(455)	(11,549)	(631)
Total Expenses	(1,209)	(42)	(455)	(11,549)	(631)
Net Investment income (loss)	2,154	(37)	1,004	28,567	477
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	4,497	612	142	157,795	3,004
Net realized gain on distributions	—	103	—	55,118	6,317
Net unrealized appreciation (depreciation) of Investments during the year	26,493	326	1,801	126,610	6,664
Net gain (loss) on investments	30,990	1,041	1,943	339,523	15,985
Net increase (decrease) in net assets resulting from operations	$33,144	$1,004	$2,947	$368,090	$16,462

The accompanying notes are an integral part of these financial statements.

	Deutsche Global Growth Fund Sub-Account	Select Overseas Fund Sub-Account	MassMutual Select Total Return Bond Fund Sub-Account	Select T. Rowe Price/ Frontier MC Gr II Fund Sub-Account	Select Western Strategic Bond Fund Sub-Account
Investment income:
Dividends	$300	$1,342	$5,904	$—	$4,088
Expenses:
Mortality and expense risk charges	(1,073)	(907)	(1,423)	(584)	(575)
Total Expenses	(1,073)	(907)	(1,423)	(584)	(575)
Net Investment income (loss)	(773)	435	4,481	(584)	3,513
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	16,906	162	(1,634)	1,423	210
Net realized gain on distributions	—	—	—	4,293	—
Net unrealized appreciation (depreciation) of Investments during the year	13,879	15,223	3,345	4,161	4,548
Net gain (loss) on investments	30,785	15,385	1,711	9,877	4,758
Net increase (decrease) in net assets resulting from operations	$30,012	$15,820	$6,192	$9,293	$8,271

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	ClearBridge Appreciation Fund Sub-Account	ClearBridge Aggressive Growth Fund Sub-Account	ClearBridge All Cap Value Fund Sub-Account	ClearBridge Mid Cap Fund Sub-Account	ClearBridge Small Cap Growth Fund Sub-Account
Investment income:
Dividends	$4,354	$73	$181	$229	$—
Expenses:
Mortality and expense risk charges	(3,215)	(632)	(300)	(5,460)	(5,598)
Total Expenses	(3,215)	(632)	(300)	(5,460)	(5,598)
Net Investment income (loss)	1,139	(559)	(119)	(5,231)	(5,598)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	18,638	1,191	(10)	65,743	27,978
Net realized gain on distributions	22,211	3,865	3,313	72,080	30,307
Net unrealized appreciation (depreciation) of Investments during the year	32,062	5,101	370	(11,525)	118,476
Net gain (loss) on investments	72,911	10,157	3,673	126,298	176,761
Net increase (decrease) in net assets resulting from operations	$74,050	$9,598	$3,554	$121,067	$171,163

The accompanying notes are an integral part of these financial statements.

	Thornburg International Value Fund Sub-Account	Thornburg Value Fund Sub-Account	Thornburg Core Growth Fund Sub-Account	Timothy Plan Large/Mid Cap Value Fund Sub-Account	T. Rowe Price Growth Stock Fund, Inc. Sub-Account
Investment income:
Dividends	$21,580	$10,173	$—	$211	$—
Expenses:
Mortality and expense risk charges	(25,506)	(12,460)	(6,565)	(1,606)	(65,941)
Total Expenses	(25,506)	(12,460)	(6,565)	(1,606)	(65,941)
Net Investment income (loss)	(3,926)	(2,287)	(6,565)	(1,395)	(65,941)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(3,672)	162,998	94,471	10,773	795,107
Net realized gain on distributions	464,717	—	—	10,240	1,044,564
Net unrealized appreciation (depreciation) of Investments during the year	231,586	147,022	58,668	9,518	436,361
Net gain (loss) on investments	692,631	310,020	153,139	30,531	2,276,032
Net increase (decrease) in net assets resulting from operations	$688,705	$307,733	$146,574	$29,136	$2,210,091

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	T. Rowe Price Equity Income Fund Sub-Account	T. Rowe Price Retirement 2010 Fund Sub-Account	T. Rowe Price Retirement 2020 Fund Sub-Account	T. Rowe Price Retirement 2030 Fund Sub-Account	T. Rowe Price Retirement 2040 Fund Sub-Account
Investment income:
Dividends	$18,674	$15,329	$144,474	$131,265	$60,334
Expenses:
Mortality and expense risk charges	(10,914)	(7,921)	(74,236)	(82,801)	(50,475)
Total Expenses	(10,914)	(7,921)	(74,236)	(82,801)	(50,475)
Net Investment income (loss)	7,760	7,408	70,238	48,464	9,859
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	56,682	43,806	519,879	560,747	406,272
Net realized gain on distributions	93,848	40,878	322,658	286,838	188,873
Net unrealized appreciation (depreciation) of Investments during the year	27,536	18,130	573,065	1,001,306	614,144
Net gain (loss) on investments	178,066	102,814	1,415,602	1,848,891	1,209,289
Net increase (decrease) in net assets resulting from operations	$185,826	$110,222	$1,485,840	$1,897,355	$1,219,148

The accompanying notes are an integral part of these financial statements.

	T. Rowe Price Retirement 2050 Fund Sub-Account	T. Rowe Price Retirement Balanced Fund Sub-Account	UBS Global Allocation Fund Sub-Account	UBS US Allocation Fund Sub-Account	Vanguard Small-Cap Index Fund Sub-Account
Investment income:
Dividends	$28,928	$5,449	$52	$54	$59,755
Expenses:
Mortality and expense risk charges	(25,905)	(6,303)	(36)	(109)	—
Total Expenses	(25,905)	(6,303)	(36)	(109)	—
Net Investment income (loss)	3,023	(854)	16	(55)	59,755
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	111,207	49,635	337	1,178	79,864
Net realized gain on distributions	80,109	15,217	—	176	—
Net unrealized appreciation (depreciation) of Investments during the year	386,755	(14,014)	380	(65)	491,285
Net gain (loss) on investments	578,071	50,838	717	1,289	571,149
Net increase (decrease) in net assets resulting from operations	$581,094	$49,984	$733	$1,234	$630,904

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	Vanguard Mid-Cap Index Fund Sub-Account	Vanguard Total Bond Market Index Fund Sub-Account	Vanguard Total Stock Market Index Fund Sub-Account	Victory Diversified Stock Fund Sub-Account	Victory Special Value Fund Sub-Account
Investment income:
Dividends	$38,660	$30,573	$51,725	$3,550	$5,058
Expenses:
Mortality and expense risk charges	—	—	—	(5,376)	(9,459)
Total Expenses	—	—	—	(5,376)	(9,459)
Net Investment income (loss)	38,660	30,573	51,725	(1,826)	(4,401)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	60,831	(2,925)	82,127	13,388	126,291
Net realized gain on distributions	—	536	—	127,913	—
Net unrealized appreciation (depreciation) of Investments during the year	376,294	14,514	404,835	7,064	160,903
Net gain (loss) on investments	437,125	12,125	486,962	148,365	287,194
Net increase (decrease) in net assets resulting from operations	$475,785	$42,698	$538,687	$146,539	$282,793

The accompanying notes are an integral part of these financial statements.

	Victory Sycamore Small Company Opportunity Fund Sub-Account	Victory Sycamore Established Value Fund Sub-Account	Invesco Small Cap Discovery Fund Sub-Account	Invesco Comstock Fund Sub-Account	Invesco Equity and Income Fund Sub-Account
Investment income:
Dividends	$23,217	$53,024	$—	$85,167	$334,954
Expenses:
Mortality and expense risk charges	(25,234)	(3,612)	(12,544)	(20,269)	(73,888)
Total Expenses	(25,234)	(3,612)	(12,544)	(20,269)	(73,888)
Net Investment income (loss)	(2,017)	49,412	(12,544)	64,898	261,066
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	271,397	234,000	9,599	276,731	340,374
Net realized gain on distributions	241,405	235,856	257,760	121,099	751,786
Net unrealized appreciation (depreciation) of Investments during the year	11,333	701,456	111,414	425,008	312,135
Net gain (loss) on investments	524,135	1,171,312	378,773	822,838	1,404,295
Net increase (decrease) in net assets resulting from operations	$522,118	$1,220,724	$366,229	$887,736	$1,665,361

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	Invesco Growth and Income Fund Sub-Account	Invesco Mid Cap Growth Fund Sub-Account	Invesco Quality Income Fund Sub-Account	Invesco Small Cap Value Fund Sub-Account	Invesco American Value Fund Sub-Account
Investment income:
Dividends	$52,713	$—	$52	$—	$590
Expenses:
Mortality and expense risk charges	(25,066)	(12,012)	(11)	(10,233)	(1,689)
Total Expenses	(25,066)	(12,012)	(11)	(10,233)	(1,689)
Net Investment income (loss)	27,647	(12,012)	41	(10,233)	(1,099)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	214,654	148,936	(32)	75,136	33,605
Net realized gain on distributions	246,826	108,018	—	194,853	10,347
Net unrealized appreciation (depreciation) of Investments during the year	(107,352)	26,878	35	(14,434)	(22,501)
Net gain (loss) on investments	354,128	283,832	3	255,555	21,451
Net increase (decrease) in net assets resulting from operations	$381,775	$271,820	$44	$245,322	$20,352
The accompanying notes are an integral part of these financial statements.

	Invesco Value Opportunities Fund Sub-Account	Invesco Diversified Dividend Fund Sub-Account	Invesco American Franchise Fund Sub-Account	Invesco Global Core Equity Fund Sub-Account	Vanguard 500 Index Fund Sub-Account
Investment income:
Dividends	$—	$11,424	$—	$459	$102,462
Expenses:
Mortality and expense risk charges	(2,092)	(3,494)	(4,810)	(500)	—
Total Expenses	(2,092)	(3,494)	(4,810)	(500)	—
Net Investment income (loss)	(2,092)	7,930	(4,810)	(41)	102,462
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	26,427	15,244	45,138	1,010	173,928
Net realized gain on distributions	31,973	4,717	35,325	2,090	—
Net unrealized appreciation (depreciation) of Investments during the year	34,113	19,632	84,023	5,454	778,613
Net gain (loss) on investments	92,513	39,593	164,486	8,554	952,541
Net increase (decrease) in net assets resulting from operations	$90,421	$47,523	$159,676	$8,513	$1,055,003

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	Wells Fargo International Equity Fund Sub-Account	Wells Fargo Core Bond Fund Sub-Account	Columbia Seligman Communications and Information Fund Sub-Account	Columbia Seligman Global Technology Fund Sub-Account	Columbia Select Smaller-Cap Value Fund Sub-Account
Investment income:
Dividends	$3,078	$1,898	$—	$—	$—
Expenses:
Mortality and expense risk charges	(410)	(1,032)	(3,414)	(2,006)	(209)
Total Expenses	(410)	(1,032)	(3,414)	(2,006)	(209)
Net Investment income (loss)	2,668	866	(3,414)	(2,006)	(209)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	4,452	120	70,909	7,245	459
Net realized gain on distributions	—	—	58,964	22,071	4,408
Net unrealized appreciation (depreciation) of Investments during the year	9,335	1,549	6,441	53,594	(619)
Net gain (loss) on investments	13,787	1,669	136,314	82,910	4,248
Net increase (decrease) in net assets resulting from operations	$16,455	$2,535	$132,900	$80,904	$4,039

The accompanying notes are an integral part of these financial statements.

	TIAA-CREF Large Cap Value Index Fund Sub-Account	TIAA-CREF Large Cap Growth Fund Sub-Account	TIAA-CREF Bond Index Fund Sub-Account	TIAA-CREF Equity Index Fund Sub-Account	MM MSCI EAFE® International Index Fund Sub-Account
Investment income:
Dividends	$49,236	$24,545	$4,181	$43,936	$8,428
Expenses:
Mortality and expense risk charges	(1,171)	(2,294)	(1,356)	(5,992)	(3,472)
Total Expenses	(1,171)	(2,294)	(1,356)	(5,992)	(3,472)
Net Investment income (loss)	48,065	22,251	2,825	37,944	4,956
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	10,408	53,497	(104)	65,861	89,375
Net realized gain on distributions	45,534	16,668	74	15,517	4,155
Net unrealized appreciation (depreciation) of Investments during the year	154,180	462,454	1,677	378,979	28,937
Net gain (loss) on investments	210,122	532,619	1,647	460,357	122,467
Net increase (decrease) in net assets resulting from operations	$258,187	$554,870	$4,472	$498,301	$127,423

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	MassMutual RetireSMARTSM 2015 Fund Sub-Account	MassMutual RetireSMARTSM 2020 Fund Sub-Account	MassMutual RetireSMARTSM 2025 Fund Sub-Account	MassMutual RetireSMARTSM 2030 Fund Sub-Account	MassMutual RetireSMARTSM 2035 Fund Sub-Account
Investment income:
Dividends	$14,915	$24,912	$44,740	$48,898	$39,389
Expenses:
Mortality and expense risk charges	(1,462)	(7,260)	(10,012)	(10,719)	(8,116)
Total Expenses	(1,462)	(7,260)	(10,012)	(10,719)	(8,116)
Net Investment income (loss)	13,453	17,652	34,728	38,179	31,273
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,342	10,415	25,495	5,750	1,606
Net realized gain on distributions	5,545	794	24,891	5,116	22,646
Net unrealized appreciation (depreciation) of Investments during the year	24,189	78,915	100,213	155,150	97,440
Net gain (loss) on investments	32,076	90,124	150,599	166,016	121,692
Net increase (decrease) in net assets resulting from operations	$45,529	$107,776	$185,327	$204,195	$152,965

The accompanying notes are an integral part of these financial statements.

	MassMutual RetireSMARTSM 2040 Fund Sub-Account	MassMutual RetireSMARTSM 2045 Fund Sub-Account	MassMutual RetireSMARTSM 2050 Fund Sub-Account	MassMutual RetireSMARTSM In Retirement Fund Sub-Account	MassMutual RetireSMARTSM 2055 Sub-Account
Investment income:
Dividends	$34,532	$23,774	$14,597	$319	$4,803
Expenses:
Mortality and expense risk charges	(8,178)	(4,702)	(3,950)	(36)	(1,091)
Total Expenses	(8,178)	(4,702)	(3,950)	(36)	(1,091)
Net Investment income (loss)	26,354	19,072	10,647	283	3,712
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	12,618	6,930	9,058	156	2,444
Net realized gain on distributions	10,046	11,970	8,382	—	4,466
Net unrealized appreciation (depreciation) of Investments during the year	113,556	70,394	44,296	1,048	9,962
Net gain (loss) on investments	136,220	89,294	61,736	1,204	16,872
Net increase (decrease) in net assets resulting from operations	$162,574	$108,366	$72,383	$1,487	$20,584

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	American Century Heritage Fund Sub-Account	ClearBridge Small Cap Value Fund Sub-Account	Oak Ridge Small Cap Growth Fund Sub-Account	HIMCO VIT Index Fund Sub-Account	Oppenheimer Corporate Bond Fund Sub-Account (39)
Investment income:
Dividends	$—	$—	$94	$196,720	$—
Expenses:
Mortality and expense risk charges	(4,642)	(16)	(5,235)	(54,749)	—
Total Expenses	(4,642)	(16)	(5,235)	(54,749)	—
Net Investment income (loss)	(4,642)	(16)	(5,141)	141,971	—
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(7,357)	21	(15,082)	241,582	—
Net realized gain on distributions	68,497	295	315,334	626,911	—
Net unrealized appreciation (depreciation) of Investments during the year	70,949	(145)	(204,300)	1,105,121	—
Net gain (loss) on investments	132,089	171	95,952	1,973,614	—
Net increase (decrease) in net assets resulting from operations	$127,447	$155	$90,811	$2,115,585	$—

(39)  Funded as of November 17, 2017

The accompanying notes are an integral part of these financial statements.

	MassMutual Premier Small Cap Opportunities Fund Sub-Account	Fidelity VIP Freedom 2035 Portfolio Sub-Account	Fidelity VIP Freedom 2040 Portfolio Sub-Account	Fidelity VIP Freedom 2050 Portfolio Sub-Account	Ivy Small Cap Growth Fund Sub-Account
Investment income:
Dividends	$76	$—	$—	$4	$—
Expenses:
Mortality and expense risk charges	(215)	—	(119)	(1)	(283)
Total Expenses	(215)	—	(119)	(1)	(283)
Net Investment income (loss)	(139)	—	(119)	3	(283)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	9,634	—	5,598	—	(304)
Net realized gain on distributions	20,498	—	847	13	36,463
Net unrealized appreciation (depreciation) of Investments during the year	(12,915)	1	1	62	(13,579)
Net gain (loss) on investments	17,217	1	6,446	75	22,580
Net increase (decrease) in net assets resulting from operations	$17,078	$1	$6,327	$78	$22,297

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	MSIF Global Opportunity Portfolio Sub-Account	JPMorgan U.S. Government Money Market Fund Sub-Account	American Century U.S. Government Money Market Fund Sub-Account	Invesco Balanced-Risk Commodity Strategy Fund Sub-Account (35)	Columbia Select International Equity Fund Sub-Account
Investment income:
Dividends	$—	$3,027	$5,010	$—	$138
Expenses:
Mortality and expense risk charges	(619)	(9,818)	(4,437)	(98)	(74)
Total Expenses	(619)	(9,818)	(4,437)	(98)	(74)
Net Investment income (loss)	(619)	(6,791)	573	(98)	64
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	5,144	—	—	292	89
Net realized gain on distributions	209	—	—	—	—
Net unrealized appreciation (depreciation) of Investments during the year	15,799	—	—	952	1,710
Net gain (loss) on investments	21,152	—	—	1,244	1,799
Net increase (decrease) in net assets resulting from operations	$20,533	$(6,791)	$573	$1,146	$1,863

(35)  Funded as of April 20, 2017

The accompanying notes are an integral part of these financial statements.

	Putnam Growth Opportunities Fund Sub-Account	John Hancock New Opportunities Fund Sub-Account	Columbia Large Cap Growth III Sub-Account	Hartford Global Capital Appreciation Fund Sub-Account	Victory RS Value Fund Sub-Account
Investment income:
Dividends	$7	$635	$—	$15,834	$3,161
Expenses:
Mortality and expense risk charges	(28)	(3,633)	(6,646)	(9,860)	—
Total Expenses	(28)	(3,633)	(6,646)	(9,860)	—
Net Investment income (loss)	(21)	(2,998)	(6,646)	5,974	3,161
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	6	23,668	49,598	51,536	238
Net realized gain on distributions	47	38,071	35,907	5,648	414,904
Net unrealized appreciation (depreciation) of Investments during the year	525	8,425	61,530	161,348	(89,450)
Net gain (loss) on investments	578	70,164	147,035	218,532	325,692
Net increase (decrease) in net assets resulting from operations	$557	$67,166	$140,389	$224,506	$328,853

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2017

	Pioneer Global Equity Fund Sub-Account (36)	MM Russell 2000® Small Cap Index Fund Sub-Account	MM S&P 500® Index Fund Sub-Account	MM S&P Mid Cap Index Fund Sub-Account	Russell Balanced Strategy Fund Sub-Account
Investment income:
Dividends	$925	$1,516	$24,149	$13,127	$6,237
Expenses:
Mortality and expense risk charges	(1,082)	(2,139)	(4,014)	(12,490)	(2,702)
Total Expenses	(1,082)	(2,139)	(4,014)	(12,490)	(2,702)
Net Investment income (loss)	(157)	(623)	20,135	637	3,535
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,229	14,676	51,498	41,844	(3,420)
Net realized gain on distributions	—	15,686	260,107	92,642	8,108
Net unrealized appreciation (depreciation) of Investments during the year	45,999	(2,720)	(207,916)	73,860	14,698
Net gain (loss) on investments	47,228	27,642	103,689	208,346	19,386
Net increase (decrease) in net assets resulting from operations	$47,071	$27,019	$123,824	$208,983	$22,921

(36)  Funded as of November 17, 2017

(37)  Funded as of July, 21, 2017

The accompanying notes are an integral part of these financial statements.

	Russell Conservative Strategy Fund Sub-Account	Russell Equity Growth Strategy Fund Sub-Account (37)	Russell Growth Strategy Fund Sub-Account	Russell Moderate Strategy Fund Sub-Account
Investment income:
Dividends	$358	$12	$14,089	$8,057
Expenses:
Mortality and expense risk charges	(226)	(2)	(5,827)	(3,916)
Total Expenses	(226)	(2)	(5,827)	(3,916)
Net Investment income (loss)	132	10	8,262	4,141
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,515)	—	31,005	(32,775)
Net realized gain on distributions	197	—	16,923	4,036
Net unrealized appreciation (depreciation) of Investments during the year	2,399	4	7,701	50,800
Net gain (loss) on investments	1,081	4	55,629	22,061
Net increase (decrease) in net assets resulting from operations	$1,213	$14	$63,891	$26,202

Separate Account Eleven

Hartford Life Insurance Company
Statement of Operations — (concluded)
For the Year Ended December 31, 2017

	PIMCO Total Return Fund Sub-Account	PIMCO Real Return Fund Sub-Account
Investment income:
Dividends	$505,184	$338,579
Expenses:
Mortality and expense risk charges	(139,193)	(68,647)
Total Expenses	(139,193)	(68,647)
Net Investment income (loss)	365,991	269,932
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(431,360)	(95,696)
Net realized gain on distributions	—	—
Net unrealized appreciation (depreciation) of Investments during the year	976,624	290,777
Net gain (loss) on investments	545,264	195,081
Net increase (decrease) in net assets resulting from operations	$911,255	$465,013

The accompanying notes are an integral part of these financial statements.

[This page intentionally left blank]

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets
For the Year Ended December 31, 2017

	American Century Equity Income Fund Sub-Account	American Century Growth Fund Sub-Account	American Century Ultra® Fund Sub-Account	American Century VP Balanced Fund Sub-Account	American Century VP International Fund Sub-Account
Operations:
Net investment income (loss)	$501,453	$21,859	$(1,880)	$1,484	$(389)
Net realized gain (loss) on security transactions	836,481	302,723	8,024	564	49
Net realized gain on distributions	3,225,050	2,158,888	22,474	6,643	—
Net unrealized appreciation (depreciation) of investments during the year	(285,635)	3,268,856	67,484	12,952	18,788
Net increase (decrease) in net assets resulting from operations	4,277,349	5,752,326	96,102	21,643	18,448
Unit transactions:
Purchases	5,799,719	284,133	22,970	1,371	1,200
Net transfers	(1,111,216)	(232,393)	(8,388)	(2,374)	73,885
Surrenders for benefit payments and fees	(8,154,880)	(2,854,358)	(48,605)	(5,686)	—
Other transactions	(4,844)	122	(8)	—	(1)
Death benefits	—	—	—	—	—
Net loan activity	(229)	(193)	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(3,471,450)	(2,802,689)	(34,031)	(6,689)	75,084
Net increase (decrease) in net assets	805,899	2,949,637	62,071	14,954	93,532
Net Assets:
Beginning of year	34,434,131	20,380,625	329,415	166,636	10,009
End of year	$35,240,030	$23,330,262	$391,486	$181,590	$103,541

The accompanying notes are an integral part of these financial statements.

	American Century Small Cap Value Fund Sub-Account	American Century Large Company Value Fund Sub-Account	American Century Inflation-Adjusted Bond Fund Sub-Account	American Century Equity Growth Fund Sub-Account	American Century VP Income & Growth Fund Sub-Account
Operations:
Net investment income (loss)	$7,035	$283	$769	$1,789	$3,723
Net realized gain (loss) on security transactions	39,555	1,934	(3,398)	23,910	2,183
Net realized gain on distributions	502,750	1,500	—	34,318	5,037
Net unrealized appreciation (depreciation) of investments during the year	(169,886)	94	5,120	8,397	29,028
Net increase (decrease) in net assets resulting from operations	379,454	3,811	2,491	68,414	39,971
Unit transactions:
Purchases	77,177	3,536	18,712	66,392	4,507
Net transfers	93,944	—	—	269,117	730
Surrenders for benefit payments and fees	(532,391)	(5,553)	(67,364)	(119,856)	(6,532)
Other transactions	(7)	(2)	—	(5)	—
Death benefits	—	—	—	—	—
Net loan activity	(12)	(8)	(4)	(31)	—
Net annuity transactions	—	—	—	—	(3,833)
Net increase (decrease) in net assets resulting from unit transactions	(361,289)	(2,027)	(48,656)	215,617	(5,128)
Net increase (decrease) in net assets	18,165	1,784	(46,165)	284,031	34,843
Net Assets:
Beginning of year	4,061,981	40,079	157,040	129,245	204,807
End of year	$4,080,146	$41,863	$110,875	$413,276	$239,650

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	American Century VP Ultra Fund Sub-Account	American Century VP Value Fund Sub-Account	American Century Mid Cap Value Fund Sub-Account	Invesco V.I. Small Cap Equity Fund Sub-Account	Invesco V.I. Diversified Dividend Fund Sub-Account
Operations:
Net investment income (loss)	$(2,662)	$8,465	$10,356	$(1,136)	$406
Net realized gain (loss) on security transactions	10,191	41,815	33,105	(379)	10,190
Net realized gain on distributions	36,365	—	91,506	5,817	1,919
Net unrealized appreciation (depreciation) of investments during the year	167,512	16,497	(13,803)	15,719	(7,207)
Net increase (decrease) in net assets resulting from operations	211,406	66,777	121,164	20,021	5,308
Unit transactions:
Purchases	2,299	16,250	124,267	896	—
Net transfers	59,979	(82,882)	(10,618)	(71,412)	(27,674)
Surrenders for benefit payments and fees	(23,711)	(38,907)	(85,353)	(41,665)	(10,927)
Other transactions	—	—	(4)	(1)	(1)
Death benefits	—	—	—	—	—
Net loan activity	—	—	(6)	—	—
Net annuity transactions	—	(2,456)	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	38,567	(107,995)	28,286	(112,182)	(38,602)
Net increase (decrease) in net assets	249,973	(41,218)	149,450	(92,161)	(33,294)
Net Assets:
Beginning of year	675,792	944,919	1,105,369	226,878	85,717
End of year	$925,765	$903,701	$1,254,819	$134,717	$52,423

The accompanying notes are an integral part of these financial statements.

	Invesco European Growth Fund Sub-Account	Invesco International Growth Fund Sub-Account	Invesco Mid Cap Core Equity Fund Sub-Account	Invesco Small Cap Growth Fund Sub-Account	Invesco Real Estate Fund Sub-Account
Operations:
Net investment income (loss)	$5,361	$2,705	$(1,513)	$(10,975)	$40,671
Net realized gain (loss) on security transactions	46,098	12,262	(9,629)	52,588	(158,564)
Net realized gain on distributions	—	3,699	43,135	149,585	238,445
Net unrealized appreciation (depreciation) of investments during the year	80,647	56,888	10,973	192,453	291,104
Net increase (decrease) in net assets resulting from operations	132,106	75,554	42,966	383,651	411,656
Unit transactions:
Purchases	49,665	73,628	21,680	189,903	346,360
Net transfers	90,278	(34,219)	(2,102)	71,672	(351,190)
Surrenders for benefit payments and fees	(339,864)	(48,887)	(20,084)	(423,191)	(764,279)
Other transactions	(5)	(5)	(3)	(32)	4
Death benefits	—	—	—	—	—
Net loan activity	(2)	(107)	(4)	(53)	(176)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(199,928)	(9,590)	(513)	(161,701)	(769,281)
Net increase (decrease) in net assets	(67,822)	65,964	42,453	221,950	(357,625)
Net Assets:
Beginning of year	498,926	357,599	301,774	1,558,215	5,510,208
End of year	$431,104	$423,563	$344,227	$1,780,165	$5,152,583

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Invesco Small Cap Equity Fund Sub-Account	Invesco Developing Markets Fund Sub-Account	American Century Diversified Bond Fund Sub-Account	Domini Impact Equity Fund Sub-Account	AB Global Bond Fund Sub-Account
Operations:
Net investment income (loss)	$(5,061)	$15,155	$825	$2,997	$908
Net realized gain (loss) on security transactions	28,202	168,845	(147)	44,960	82
Net realized gain on distributions	54,807	—	—	93,443	—
Net unrealized appreciation (depreciation) of investments during the year	49,520	459,062	1,141	120,667	621
Net increase (decrease) in net assets resulting from operations	127,468	643,062	1,819	262,067	1,611
Unit transactions:
Purchases	236,035	971,066	26,157	591,429	17,576
Net transfers	5,374	243,376	33,428	(38,947)	49,638
Surrenders for benefit payments and fees	(284,418)	(1,055,403)	(13,485)	(453,092)	(8,747)
Other transactions	(433)	(838)	2	(17)	2
Death benefits	—	—	—	—	—
Net loan activity	(12)	(123)	(22)	(2)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(43,454)	158,078	46,080	99,371	58,469
Net increase (decrease) in net assets	84,014	801,140	47,899	361,438	60,080
Net Assets:
Beginning of year	990,828	2,089,117	93,611	1,679,641	34,517
End of year	$1,074,842	$2,890,257	$141,510	$2,041,079	$94,597

(1)  Formerly AB Growth and Income Fund. Change effective January 9, 2017

The accompanying notes are an integral part of these financial statements.

	AB Global Risk Allocation Fund Sub-Account	AB Relative Value Fund Sub-Account (1)	AB International Growth Fund Sub-Account	AB International Value Fund Sub-Account	AB Growth Fund Sub-Account
Operations:
Net investment income (loss)	$4,736	$344	$(3,785)	$10,161	$(352)
Net realized gain (loss) on security transactions	1,068	16,886	24,746	6,515	1,154
Net realized gain on distributions	—	17,370	—	—	5,640
Net unrealized appreciation (depreciation) of investments during the year	16,521	(9,540)	97,161	190,320	10,059
Net increase (decrease) in net assets resulting from operations	22,325	25,060	118,122	206,996	16,501
Unit transactions:
Purchases	12,703	16,179	40,532	93,389	375
Net transfers	9,772	—	62,539	8,186	33,946
Surrenders for benefit payments and fees	(27,484)	(10,677)	(50,379)	(261,906)	(1,839)
Other transactions	(3)	(5)	(15)	(9)	(7)
Death benefits	—	—	—	—	—
Net loan activity	—	(12)	(95)	(23)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(5,012)	5,485	52,582	(160,363)	32,475
Net increase (decrease) in net assets	17,313	30,545	170,704	46,633	48,976
Net Assets:
Beginning of year	192,483	136,259	356,078	907,320	50,863
End of year	$209,796	$166,804	$526,782	$953,953	$99,839

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	AB Discovery Growth Fund Sub-Account	AB Discovery Value Fund Sub-Account	AB Value Fund Sub-Account	AB High Income Fund Sub-Account	American Funds AMCAP Fund® Sub-Account
Operations:
Net investment income (loss)	$(1,652)	$(6,634)	$(59)	$42,040	$(22,739)
Net realized gain (loss) on security transactions	46,399	87,047	788	12,365	144,653
Net realized gain on distributions	15,289	58,895	—	—	181,938
Net unrealized appreciation (depreciation) of investments during the year	5,839	(27,003)	521	(2,621)	346,633
Net increase (decrease) in net assets resulting from operations	65,875	112,305	1,250	51,784	650,485
Unit transactions:
Purchases	26,065	99,354	5,829	133,860	380,634
Net transfers	1,519	(70,463)	—	466,775	(4,258)
Surrenders for benefit payments and fees	(48,765)	(324,863)	(10,669)	(436,864)	(599,523)
Other transactions	(9)	(6)	(3)	135	(301)
Death benefits	—	—	—	—	—
Net loan activity	—	(2)	—	(52)	(73)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(21,190)	(295,980)	(4,843)	163,854	(223,521)
Net increase (decrease) in net assets	44,685	(183,675)	(3,593)	215,638	426,964
Net Assets:
Beginning of year	198,790	1,082,935	13,052	615,290	3,209,912
End of year	$243,475	$899,260	$9,459	$830,928	$3,636,876

The accompanying notes are an integral part of these financial statements.

	American Funds American Balanced Fund® Sub-Account	American Funds Capital Income Builder® Sub-Account	American Funds EuroPacific Growth Fund Sub-Account	American Funds Fundamental Investors FundSM Sub-Account	American Funds New Perspective Fund® Sub-Account
Operations:
Net investment income (loss)	$54,711	$409,207	$83,432	$71,077	$(56,130)
Net realized gain (loss) on security transactions	532,079	648,250	1,298,277	1,474,099	570,942
Net realized gain on distributions	314,362	216,214	1,243,365	1,065,913	444,776
Net unrealized appreciation (depreciation) of investments during the year	274,959	918,768	5,292,001	912,108	1,185,156
Net increase (decrease) in net assets resulting from operations	1,176,111	2,192,439	7,917,075	3,523,197	2,144,744
Unit transactions:
Purchases	1,162,327	1,928,644	3,099,930	1,745,564	944,444
Net transfers	7,904	25,421	(704,864)	(349,589)	48,113
Surrenders for benefit payments and fees	(2,131,279)	(4,383,053)	(5,516,511)	(4,742,083)	(1,966,452)
Other transactions	(247)	85	(12)	(28)	220
Death benefits	—	—	—	—	—
Net loan activity	(514)	(233)	(849)	(188)	(171)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(961,809)	(2,429,136)	(3,122,306)	(3,346,324)	(973,846)
Net increase (decrease) in net assets	214,302	(236,697)	4,794,769	176,873	1,170,898
Net Assets:
Beginning of year	8,758,280	17,941,870	27,485,573	17,476,605	7,899,762
End of year	$8,972,582	$17,705,173	$32,280,342	$17,653,478	$9,070,660

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	American Funds The Bond Fund of America® Sub-Account	American Funds The Growth Fund of America® Sub-Account	American Funds The Income Fund of America® Sub-Account	American Funds The Investment Company of America® Sub-Account	American Funds The New Economy Fund® Sub-Account
Operations:
Net investment income (loss)	$34,454	$(235,735)	$249,035	$55,016	$(17,885)
Net realized gain (loss) on security transactions	60,169	2,897,621	540,593	566,010	208,604
Net realized gain on distributions	—	2,990,892	287,678	544,040	222,665
Net unrealized appreciation (depreciation) of investments during the year	8,053	4,597,912	511,467	566,350	350,061
Net increase (decrease) in net assets resulting from operations	102,676	10,250,690	1,588,773	1,731,416	763,445
Unit transactions:
Purchases	593,250	4,426,752	1,364,756	1,143,952	305,629
Net transfers	(12,644)	(264,796)	(90,856)	(161,108)	60,404
Surrenders for benefit payments and fees	(1,298,591)	(9,357,749)	(3,029,693)	(2,735,413)	(536,667)
Other transactions	(204)	638	(203)	(296)	12
Death benefits	—	—	—	—	—
Net loan activity	(162)	(1,543)	(307)	(151)	(155)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(718,351)	(5,196,698)	(1,756,303)	(1,753,016)	(170,777)
Net increase (decrease) in net assets	(615,675)	5,053,992	(167,530)	(21,600)	592,668
Net Assets:
Beginning of year	5,192,313	42,809,878	13,928,229	10,231,353	2,317,420
End of year	$4,576,638	$47,863,870	$13,760,699	$10,209,753	$2,910,088

(2)  Funded as of February 10, 2017

The accompanying notes are an integral part of these financial statements.

	American Funds Washington Mutual Investors FundSM Sub-Account	American Funds American Mutual Fund® Sub-Account	American Funds Capital World Growth and Income Fund® Sub-Account	American Funds SMALLCAP World Fund® Sub-Account	New World Fund Sub-Account (2)
Operations:
Net investment income (loss)	$38,152	$36,933	$285,738	$(8,096)	$1,247
Net realized gain (loss) on security transactions	246,943	265,043	1,120,470	54,616	6,708
Net realized gain on distributions	274,959	150,118	1,265,779	46,447	2,104
Net unrealized appreciation (depreciation) of investments during the year	272,594	122,873	2,897,677	139,791	8,089
Net increase (decrease) in net assets resulting from operations	832,648	574,967	5,569,664	232,758	18,148
Unit transactions:
Purchases	486,111	421,626	2,030,935	91,331	10,427
Net transfers	(16,498)	(89,168)	(154,115)	21	203,278
Surrenders for benefit payments and fees	(1,109,197)	(965,209)	(4,993,935)	(283,032)	(9,223)
Other transactions	37	14	154	(16)	(1)
Death benefits	—	—	—	—	—
Net loan activity	(200)	(64)	(478)	(9)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(639,747)	(632,801)	(3,117,439)	(191,705)	204,481
Net increase (decrease) in net assets	192,901	(57,834)	2,452,225	41,053	222,629
Net Assets:
Beginning of year	4,823,195	3,858,356	24,538,540	1,001,168	—
End of year	$5,016,096	$3,800,522	$26,990,765	$1,042,221	$222,629

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Ariel Appreciation Fund Sub-Account	Ariel Fund Sub-Account	Artisan Mid Cap Value Fund Sub-Account	Ave Maria Rising Dividend Fund Sub-Account	Ave Maria Value Fund Sub-Account (3)
Operations:
Net investment income (loss)	$241	$239	$(543)	$8,252	$(374)
Net realized gain (loss) on security transactions	1,038	686	44,555	93,274	8,772
Net realized gain on distributions	21,152	15,749	438,624	86,537	884
Net unrealized appreciation (depreciation) of investments during the year	1,613	21,673	69,468	146,889	(4,878)
Net increase (decrease) in net assets resulting from operations	24,044	38,347	552,104	334,952	4,404
Unit transactions:
Purchases	18,730	22,599	29,025	384,386	11,709
Net transfers	(17,132)	(1,604)	(16,720)	(839,444)	2,393
Surrenders for benefit payments and fees	(1,631)	(299)	(675,535)	(524,584)	(123,590)
Other transactions	(3)	(2)	81	(4)	(6)
Death benefits	—	—	—	—	—
Net loan activity	—	—	(32)	(27)	(4)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(36)	20,694	(663,181)	(979,673)	(109,498)
Net increase (decrease) in net assets	24,008	59,041	(111,077)	(644,721)	(105,094)
Net Assets:
Beginning of year	157,318	239,857	4,895,250	2,392,472	117,218
End of year	$181,326	$298,898	$4,784,173	$1,747,751	$12,124

(3)  Formerly Ave Maria Catholic Values Fund. Change effective May 1, 2017

The accompanying notes are an integral part of these financial statements.

	Ave Maria Growth Fund Sub-Account	BlackRock LifePath® Dynamic 2020 Fund Sub-Account	BlackRock LifePath® Dynamic 2030 Fund Sub-Account	BlackRock LifePath® Dynamic 2040 Fund Sub-Account	BlackRock LifePath® Dynamic Retirement Fund Sub-Account
Operations:
Net investment income (loss)	$(2,961)	$196,061	$281,325	$336,775	$26,996
Net realized gain (loss) on security transactions	62,696	(42,267)	(98,102)	(60,768)	(47,526)
Net realized gain on distributions	5,239	786,718	2,915,466	3,143,893	261,977
Net unrealized appreciation (depreciation) of investments during the year	11,770	1,488,678	823,972	1,085,178	110,751
Net increase (decrease) in net assets resulting from operations	76,744	2,429,190	3,922,661	4,505,078	352,198
Unit transactions:
Purchases	62,103	1,406,668	2,419,574	2,737,197	153,800
Net transfers	54,505	103,839	(312,483)	(1,112,070)	(242,825)
Surrenders for benefit payments and fees	(515,621)	(3,067,090)	(2,874,178)	(3,033,698)	(802,310)
Other transactions	1	(339)	(428)	(20)	(11)
Death benefits	—	—	—	—	—
Net loan activity	(15)	(1,567)	(1,686)	(2,145)	(161)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(399,027)	(1,558,489)	(769,201)	(1,410,736)	(891,507)
Net increase (decrease) in net assets	(322,283)	870,701	3,153,460	3,094,342	(539,309)
Net Assets:
Beginning of year	384,047	19,663,766	23,993,081	22,588,066	3,779,966
End of year	$61,764	$20,534,467	$27,146,541	$25,682,408	$3,240,657

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	BlackRock LifePath® Dynamic 2050 Fund Sub-Account	BlackRock LifePath® Dynamic 2025 Fund Sub-Account	BlackRock LifePath® Dynamic 2035 Fund Sub-Account	BlackRock LifePath® Dynamic 2045 Fund Sub-Account	BlackRock LifePath® Dynamic 2055 Fund Sub-Account
Operations:
Net investment income (loss)	$58,139	$863	$758	$949	$1,235
Net realized gain (loss) on security transactions	60,371	10,177	10,885	4,445	7,195
Net realized gain on distributions	182,697	18,679	16,881	11,106	14,614
Net unrealized appreciation (depreciation) of investments during the year	539,577	8,602	14,583	10,627	9,985
Net increase (decrease) in net assets resulting from operations	840,784	38,321	43,107	27,127	33,029
Unit transactions:
Purchases	1,000,574	83,314	67,763	44,957	73,539
Net transfers	(41,953)	(31,211)	(2,151)	(4,674)	(8,875)
Surrenders for benefit payments and fees	(836,012)	(50,142)	(129,798)	(43,617)	(46,893)
Other transactions	9	(3)	(7)	(6)	(6)
Death benefits	—	—	—	—	—
Net loan activity	(391)	(124)	(50)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	122,227	1,834	(64,243)	(3,340)	17,765
Net increase (decrease) in net assets	963,011	40,155	(21,136)	23,787	50,794
Net Assets:
Beginning of year	3,817,535	273,570	259,576	127,877	143,761
End of year	$4,780,546	$313,725	$238,440	$151,664	$194,555

(4)  Formerly BlackRock Flexible Equity Fund. Change effective June, 12, 2017
The accompanying notes are an integral part of these financial statements.

	Baron Small Cap Fund Sub-Account	BlackRock U.S. Government Bond Portfolio Sub-Account	BlackRock Equity Dividend Fund Sub-Account	BlackRock Capital Appreciation Fund Sub-Account	BlackRock Advantage Large Cap Growth Fund Sub-Account (4)
Operations:
Net investment income (loss)	$(653)	$1,800	$23,533	$(2,806)	$(1,557)
Net realized gain (loss) on security transactions	16,382	(1,025)	44,008	2,812	22,347
Net realized gain on distributions	343,453	29	447,189	39,505	4,011
Net unrealized appreciation (depreciation) of investments during the year	284,123	451	7,862	45,379	4,211
Net increase (decrease) in net assets resulting from operations	643,305	1,255	522,592	84,890	29,012
Unit transactions:
Purchases	12,618	16,859	476,015	43,496	38,782
Net transfers	75,773	(1,578)	(299,785)	(1,831)	(126,629)
Surrenders for benefit payments and fees	(328,308)	(15,380)	(1,464,022)	(33,145)	(38,591)
Other transactions	45	2	(5)	(12)	(6)
Death benefits	—	—	—	—	—
Net loan activity	(29)	(1)	(100)	—	(14)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(239,901)	(98)	(1,287,897)	8,508	(126,458)
Net increase (decrease) in net assets	403,404	1,157	(765,305)	93,398	(97,446)
Net Assets:
Beginning of year	2,462,095	150,290	3,682,818	269,135	167,694
End of year	$2,865,499	$151,447	$2,917,513	$362,533	$70,248

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Calvert VP SRI Balanced Portfolio Sub-Account	Calvert Equity Fund Sub-Account (5)	Calvert Bond Fund Sub-Account (6)	Calvert Income Fund Sub-Account	Columbia Contrarian Core Fund Sub-Account
Operations:
Net investment income (loss)	$4,434	$(29,798)	$31,318	$16,901	$(2,266)
Net realized gain (loss) on security transactions	926	23,446	6,595	11,599	34,333
Net realized gain on distributions	3,423	447,313	—	—	35,256
Net unrealized appreciation (depreciation) of investments during the year	26,210	869,692	30,862	15,080	66,034
Net increase (decrease) in net assets resulting from operations	34,993	1,310,653	68,775	43,580	133,357
Unit transactions:
Purchases	2,600	531,787	274,395	100,505	117,464
Net transfers	(5,197)	(190,752)	8,508	(305,176)	2,205
Surrenders for benefit payments and fees	—	(1,358,385)	(383,985)	(111,077)	(95,644)
Other transactions	—	34	(3)	(1)	744
Death benefits	—	—	—	—	—
Net loan activity	—	(99)	(69)	(36)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(2,597)	(1,017,415)	(101,154)	(315,785)	24,769
Net increase (decrease) in net assets	32,396	293,238	(32,379)	(272,205)	158,126
Net Assets:
Beginning of year	311,599	5,708,983	2,014,675	832,990	601,038
End of year	$343,995	$6,002,221	$1,982,296	$560,785	$759,164

(5)  Formerly Calvert Equity Portfolio. Change effective November 6, 2017

(6)  Formerly Calvert Bond Portfolio. Change effective November 6, 2017

The accompanying notes are an integral part of these financial statements.

	Columbia Small Cap Value I Fund Sub-Account	Columbia Mid Cap Value Fund Sub-Account	Columbia Acorn Fund Sub-Account	CRM Mid Cap Value Fund Sub-Account	Columbia Disciplined Small Core Fund Sub-Account
Operations:
Net investment income (loss)	$(762)	$(107)	$(9,378)	$2,911	$(1,223)
Net realized gain (loss) on security transactions	1,265	(20,929)	(149,830)	(13,713)	(18,545)
Net realized gain on distributions	8,245	156,883	256,783	61,682	36,740
Net unrealized appreciation (depreciation) of investments during the year	(92)	(24,225)	136,281	9,708	(7,009)
Net increase (decrease) in net assets resulting from operations	8,656	111,622	233,856	60,588	9,963
Unit transactions:
Purchases	6,870	122,417	154,871	26,646	40,284
Net transfers	2,247	(51,110)	(15,709)	27,851	(4,649)
Surrenders for benefit payments and fees	(5,905)	(453,981)	(319,693)	(14,280)	(48,349)
Other transactions	(11)	(4)	(6)	(3)	(3)
Death benefits	—	—	—	—	—
Net loan activity	—	(16)	(50)	(5)	(15)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	3,201	(382,694)	(180,587)	40,209	(12,732)
Net increase (decrease) in net assets	11,857	(271,072)	53,269	100,797	(2,769)
Net Assets:
Beginning of year	64,209	1,161,503	1,042,709	289,439	207,812
End of year	$76,066	$890,431	$1,095,978	$390,236	$205,043

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Calamos Global Equity Fund Sub-Account	Calamos International Growth Fund Sub-Account	Davis Financial Fund Sub-Account	Davis New York Venture Fund Sub-Account	Davis Opportunity Fund Sub-Account
Operations:
Net investment income (loss)	$(1)	$(149)	$(1,183)	$(26,301)	$(1,068)
Net realized gain (loss) on security transactions	8	13	34,826	(59,079)	10,106
Net realized gain on distributions	46	596	4,241	502,569	3,879
Net unrealized appreciation (depreciation) of investments during the year	3	3,228	(5,523)	782,720	17,656
Net increase (decrease) in net assets resulting from operations	56	3,688	32,361	1,199,909	30,573
Unit transactions:
Purchases	402	5,215	24,503	511,284	17,019
Net transfers	—	—	(3,925)	(185,622)	—
Surrenders for benefit payments and fees	(535)	(7)	(10,087)	(1,497,200)	(81,476)
Other transactions	—	(1)	(7)	(160)	(5)
Death benefits	—	—	—	—	—
Net loan activity	—	—	(10)	(143)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(133)	5,207	10,474	(1,171,841)	(64,462)
Net increase (decrease) in net assets	(77)	8,895	42,835	28,068	(33,889)
Net Assets:
Beginning of year	77	7,706	175,083	6,202,348	188,395
End of year	$—	$16,601	$217,918	$6,230,416	$154,506

The accompanying notes are an integral part of these financial statements.

	Delaware Diversified Income Fund Sub-Account	Delaware Extended Duration Bond Fund Sub-Account	Dreyfus Bond Market Index Fund Sub-Account	Dreyfus VIF Appreciation Portfolio Sub-Account	Dreyfus International Stock Index Fund Sub-Account
Operations:
Net investment income (loss)	$7,442	$634	$236,517	$132	$10,892
Net realized gain (loss) on security transactions	(1,730)	606	(58,707)	3	2,210
Net realized gain on distributions	—	—	7,747	2,503	—
Net unrealized appreciation (depreciation) of investments during the year	3,649	1,507	150,755	2,095	88,553
Net increase (decrease) in net assets resulting from operations	9,361	2,747	336,312	4,733	101,655
Unit transactions:
Purchases	42,874	5,285	2,504,114	1,252	43
Net transfers	273,919	—	756,598	—	27,133
Surrenders for benefit payments and fees	(172,790)	(13,755)	(1,705,947)	—	(25,183)
Other transactions	14	4	111	(2)	(1)
Death benefits	—	—	—	—	—
Net loan activity	—	—	(319)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	144,017	(8,466)	1,554,557	1,250	1,992
Net increase (decrease) in net assets	153,378	(5,719)	1,890,869	5,983	103,647
Net Assets:
Beginning of year	193,250	34,974	11,557,084	17,332	410,030
End of year	$346,628	$29,255	$13,447,953	$23,315	$513,677

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Dreyfus MidCap Index Fund Sub-Account	Dreyfus SmallCap Stock Index Fund Sub-Account	Dreyfus VIF Growth and Income Portfolio Sub-Account	Dreyfus VIF Quality Bond Portfolio Fund Sub-Account	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. Sub-Account (7)
Operations:
Net investment income (loss)	$118,050	$76,309	$9	$1,077	$8
Net realized gain (loss) on security transactions	168,941	223,199	349	161	—
Net realized gain on distributions	1,316,905	716,100	1,019	—	185
Net unrealized appreciation (depreciation) of investments during the year	720,421	227,539	2,744	1,714	255
Net increase (decrease) in net assets resulting from operations	2,324,317	1,243,147	4,121	2,952	448
Unit transactions:
Purchases	4,021,856	3,031,797	71	4,605	1,856
Net transfers	400,465	464,641	—	(22,376)	—
Surrenders for benefit payments and fees	(2,430,289)	(1,675,344)	(1,631)	(5,463)	—
Other transactions	(398)	(1,208)	(1)	—	(1)
Death benefits	—	—	—	—	—
Net loan activity	(300)	(78)	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	1,991,334	1,819,808	(1,561)	(23,234)	1,855
Net increase (decrease) in net assets	4,315,651	3,062,955	2,560	(20,282)	2,303
Net Assets:
Beginning of year	13,658,871	8,799,272	21,870	85,226	2,042
End of year	$17,974,522	$11,862,227	$24,430	$64,944	$4,345

(7)  Formerly Dreyfus Socially Responsible Growth Fund, Inc. Change effective May 1, 2017

The accompanying notes are an integral part of these financial statements.

	Dreyfus S&P 500 Index Fund Sub-Account	Dreyfus Intermediate Term Income Fund Sub-Account	Eaton Vance Large-Cap Value Fund Sub-Account	Eaton Vance Dividend Builder Fund Sub-Account	Eaton Vance Worldwide Health Sciences Fund Sub-Account
Operations:
Net investment income (loss)	$282,961	$18,340	$81,523	$16,675	$(5,833)
Net realized gain (loss) on security transactions	550,564	(7,119)	75,688	76,332	(15,815)
Net realized gain on distributions	1,772,160	7,162	348,385	117,747	21,135
Net unrealized appreciation (depreciation) of investments during the year	1,634,017	17,969	554,860	26,346	109,687
Net increase (decrease) in net assets resulting from operations	4,239,702	36,352	1,060,456	237,100	109,174
Unit transactions:
Purchases	5,183,916	24,115	260,642	94,125	120,935
Net transfers	741,702	(11,936)	(63,603)	(32,132)	(12,259)
Surrenders for benefit payments and fees	(3,723,110)	(301,970)	(1,502,621)	(96,149)	(148,680)
Other transactions	(1,042)	45	5	(7)	6
Death benefits	—	—	—	—	—
Net loan activity	(526)	(27)	(67)	(27)	(14)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	2,200,940	(289,773)	(1,305,644)	(34,190)	(40,012)
Net increase (decrease) in net assets	6,440,642	(253,421)	(245,188)	202,910	69,162
Net Assets:
Beginning of year	19,078,126	1,088,596	8,028,187	1,329,544	705,620
End of year	$25,518,768	$835,175	$7,782,999	$1,532,454	$774,782

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Eaton Vance Income Fund of Boston Sub-Account	Eaton Vance Balanced Fund Sub-Account	Eaton Vance Atlanta Capital SMID-Cap Fund Sub-Account	Wells Fargo Asset Allocation Fund Sub-Account	Wells Fargo Emerging Markets Equity Fund Sub-Account
Operations:
Net investment income (loss)	$122,287	$447	$(4,543)	$1,661	$(22,055)
Net realized gain (loss) on security transactions	119	48	41,171	1,199	202,048
Net realized gain on distributions	—	3,182	34,164	—	—
Net unrealized appreciation (depreciation) of investments during the year	5,535	5,861	123,938	24,053	609,532
Net increase (decrease) in net assets resulting from operations	127,941	9,538	194,730	26,913	789,525
Unit transactions:
Purchases	385,850	43,000	146,955	24,738	396,635
Net transfers	412,640	163	(21,037)	(793)	(532,700)
Surrenders for benefit payments and fees	(519,634)	(29)	(236,940)	(24,346)	(528,679)
Other transactions	392	(3)	(50)	(13)	194
Death benefits	—	—	—	—	—
Net loan activity	(75)	—	(71)	(83)	(183)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	279,173	43,131	(111,143)	(497)	(664,733)
Net increase (decrease) in net assets	407,114	52,669	83,587	26,416	124,792
Net Assets:
Beginning of year	2,493,513	56,667	882,156	194,505	2,559,745
End of year	$2,900,627	$109,336	$965,743	$220,921	$2,684,537

(8)  Effective April 28, 2017 this fund was liquidated.

The accompanying notes are an integral part of these financial statements.

	Wells Fargo Utility & Telecommunications Fund Sub-Account	Alger Capital Appreciation Institutional Portfolio Sub-Account	Alger Mid Cap Growth Institutional Fund Sub-Account	Alger Small Cap Growth Institutional Fund Sub-Account	Nuveen Mid Cap Index Fund Sub-Account (8)
Operations:
Net investment income (loss)	$53	$(32,577)	$(9,458)	$(1,713)	$(5,241)
Net realized gain (loss) on security transactions	2,889	297,684	163,643	(10,502)	494,155
Net realized gain on distributions	—	251,745	—	7,644	26,584
Net unrealized appreciation (depreciation) of investments during the year	(1,531)	482,038	173,165	71,898	(398,535)
Net increase (decrease) in net assets resulting from operations	1,411	998,890	327,350	67,327	116,963
Unit transactions:
Purchases	992	576,885	137,318	30,551	138,759
Net transfers	(6,381)	(137,348)	13,676	(32,554)	(3,952,237)
Surrenders for benefit payments and fees	(3,821)	(821,374)	(188,916)	(46,594)	(218,683)
Other transactions	7	(45)	(8)	(7)	(7)
Death benefits	—	—	—	—	—
Net loan activity	—	(166)	(110)	(1)	(52)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(9,203)	(382,048)	(38,040)	(48,605)	(4,032,220)
Net increase (decrease) in net assets	(7,792)	616,842	289,310	18,722	(3,915,257)
Net Assets:
Beginning of year	18,574	3,400,002	1,141,624	258,430	3,915,257
End of year	$10,782	$4,016,844	$1,430,934	$277,152	$—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Nuveen Small Cap Index Sub-Account (9)	Nuveen Equity Index Fund Sub-Account (10)	Nuveen Mid Cap Growth Opportunities Fund Sub-Account	Nuveen Small Cap Select Fund Sub-Account	Nuveen Santa Barbara Dividend Growth Fund Sub-Account
Operations:
Net investment income (loss)	$(128)	$821	$(901)	$(345)	$148
Net realized gain (loss) on security transactions	2,703	58,361	268	(1,792)	19
Net realized gain on distributions	1,504	1,436	73,305	378	840
Net unrealized appreciation (depreciation) of investments during the year	(2,974)	(2,055)	16,851	5,333	3,183
Net increase (decrease) in net assets resulting from operations	1,105	58,563	89,523	3,574	4,190
Unit transactions:
Purchases	1,538	64,544	36,138	9,503	5,741
Net transfers	(28,256)	(1,140,897)	(18,071)	(36,421)	—
Surrenders for benefit payments and fees	(3,373)	(166,010)	(73,061)	(18,900)	(19)
Other transactions	(3)	(1)	(1)	(2)	(1)
Death benefits	—	—	—	—	—
Net loan activity	(8)	(35)	(6)	(6)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(30,102)	(1,242,399)	(55,001)	(45,826)	5,721
Net increase (decrease) in net assets	(28,997)	(1,183,836)	34,522	(42,252)	9,911
Net Assets:
Beginning of year	28,997	1,183,836	390,159	45,482	19,594
End of year	$—	$—	$424,681	$3,230	$29,505

(9)  Effective April 28, 2017 this fund was liquidated.

(10)  Effective April 28, 2017 this fund was liquidated.

The accompanying notes are an integral part of these financial statements.

	Fidelity Advisor Equity Growth Fund Sub-Account	Fidelity Advisor Value Strategies Fund Sub-Account	Fidelity Advisor Leveraged Company Stock Fund Sub-Account	Federated Equity Income Fund, Inc. Sub-Account	Federated Fund for U.S. Government Securities Fund Sub-Account
Operations:
Net investment income (loss)	$(1,373)	$1,766	$(7,753)	$857	$3,164
Net realized gain (loss) on security transactions	5,617	11,382	167,508	2,365	(3,452)
Net realized gain on distributions	30,232	17,127	456,918	2,525	—
Net unrealized appreciation (depreciation) of investments during the year	29,355	8,014	(271,124)	6,534	2,220
Net increase (decrease) in net assets resulting from operations	63,831	38,289	345,549	12,281	1,932
Unit transactions:
Purchases	57,716	—	255,541	14,761	29,290
Net transfers	(11,881)	25,348	(935,643)	(20,327)	(93)
Surrenders for benefit payments and fees	(13,421)	(30,028)	(766,679)	(67,433)	(118,090)
Other transactions	(9)	(1)	(24)	(2)	(1)
Death benefits	—	—	—	—	—
Net loan activity	(12)	—	(99)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	32,393	(4,681)	(1,446,904)	(73,001)	(88,894)
Net increase (decrease) in net assets	96,224	33,608	(1,101,355)	(60,720)	(86,962)
Net Assets:
Beginning of year	179,232	221,903	2,927,612	139,004	262,340
End of year	$275,456	$255,511	$1,826,257	$78,284	$175,378

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Federated MDT Mid Cap Growth Fund Sub-Account	Federated High Income Bond Fund Sub-Account	Federated Kaufmann Fund Sub-Account	Federated Short-Term Income Fund Sub-Account	Federated Total Return Bond Fund Sub-Account
Operations:
Net investment income (loss)	$(895)	$809	$(38,353)	$1,121	$3,390
Net realized gain (loss) on security transactions	10,755	1,831	100,082	23	(627)
Net realized gain on distributions	15,601	—	506,452	—	—
Net unrealized appreciation (depreciation) of investments during the year	(2,132)	(977)	584,341	96	3,122
Net increase (decrease) in net assets resulting from operations	23,329	1,663	1,152,522	1,240	5,885
Unit transactions:
Purchases	12,014	2,237	396,915	—	22,059
Net transfers	—	—	63,124	—	1,876
Surrenders for benefit payments and fees	(1,639)	(62,262)	(1,511,614)	(3,097)	(95,708)
Other transactions	(6)	(2)	1	1	8
Death benefits	—	—	—	—	—
Net loan activity	(6)	—	(28)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	10,363	(60,027)	(1,051,602)	(3,096)	(71,765)
Net increase (decrease) in net assets	33,692	(58,364)	100,920	(1,856)	(65,880)
Net Assets:
Beginning of year	94,457	65,120	4,612,341	96,119	242,209
End of year	$128,149	$6,756	$4,713,261	$94,263	$176,329

The accompanying notes are an integral part of these financial statements.

	Federated Clover Small Value Fund Sub-Account	Federated International Leaders Fund Sub-Account	Fidelity® VIP Growth Opportunities Portfolio Sub-Account	Fidelity® VIP Overseas Portfolio Sub-Account	Fidelity® VIP Value Strategies Portfolio Sub-Account
Operations:
Net investment income (loss)	$—	$(12)	$(1,807)	$743	$580
Net realized gain (loss) on security transactions	3,448	149	12,850	60	523
Net realized gain on distributions	11,768	—	59,808	91	16,879
Net unrealized appreciation (depreciation) of investments during the year	(4,715)	325	67,773	22,329	(5,557)
Net increase (decrease) in net assets resulting from operations	10,501	462	138,624	23,223	12,425
Unit transactions:
Purchases	2,750	2,182	15,280	6,299	4,871
Net transfers	35,939	—	113,491	1,604	(3,246)
Surrenders for benefit payments and fees	(24,012)	(2,085)	(40,828)	—	—
Other transactions	(3)	(5)	966	(1)	(1)
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	14,674	92	88,909	7,902	1,624
Net increase (decrease) in net assets	25,175	554	227,533	31,125	14,049
Net Assets:
Beginning of year	60,302	1,322	391,755	76,571	65,024
End of year	$85,477	$1,876	$619,288	$107,696	$79,073

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Fidelity® VIP Balanced Portfolio Sub-Account	Fidelity® VIP Growth & Income Portfolio Sub-Account	Fidelity® VIP Freedom 2020 Portfolio Sub-Account	Fidelity® VIP Freedom 2030 Portfolio Sub-Account	Fidelity® VIP Freedom 2015 Portfolio Sub-Account
Operations:
Net investment income (loss)	$11,293	$1,828	$337	$5,184	$1,032
Net realized gain (loss) on security transactions	22,662	9,466	(132)	12,781	84
Net realized gain on distributions	37,554	8,339	1,138	26,064	2,864
Net unrealized appreciation (depreciation) of investments during the year	147,639	32,487	4,771	93,164	10,662
Net increase (decrease) in net assets resulting from operations	219,148	52,120	6,114	137,193	14,642
Unit transactions:
Purchases	16,598	21,955	—	1,740	—
Net transfers	61,344	3,038	4,727	(102,821)	—
Surrenders for benefit payments and fees	(123,291)	(15,340)	(48,219)	(13,069)	(3,329)
Other transactions	—	(1)	(1)	(2)	(1)
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	—
Net annuity transactions	(9,789)	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(55,138)	9,652	(43,493)	(114,152)	(3,330)
Net increase (decrease) in net assets	164,010	61,772	(37,379)	23,041	11,312
Net Assets:
Beginning of year	1,396,766	296,880	76,542	694,534	103,384
End of year	$1,560,776	$358,652	$39,163	$717,575	$114,696

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Freedom 2025 Portfolio Sub-Account	Fidelity® VIP FundsManager 70% Portfolio Sub-Account	Fidelity Advisor® Stock Selector All Cap Fund Sub-Account	Templeton Global Opportunities Trust Sub-Account	Templeton Developing Markets Trust Sub-Account
Operations:
Net investment income (loss)	$3,346	$—	$(46)	$400	$1,688
Net realized gain (loss) on security transactions	528	—	33	2,033	16,217
Net realized gain on distributions	13,128	—	156	958	—
Net unrealized appreciation (depreciation) of investments during the year	49,666	—	683	9,469	295,924
Net increase (decrease) in net assets resulting from operations	66,668	—	826	12,860	313,829
Unit transactions:
Purchases	951	—	2,100	22,635	103,857
Net transfers	(7,446)	—	—	(6,241)	3,426
Surrenders for benefit payments and fees	(147,893)	—	(538)	(19,619)	(183,996)
Other transactions	—	—	(2)	(4)	(22)
Death benefits	—	—	—	—	—
Net loan activity	(50)	—	—	(9)	(3)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(154,438)	—	1,560	(3,238)	(76,738)
Net increase (decrease) in net assets	(87,770)	—	2,386	9,622	237,091
Net Assets:
Beginning of year	492,592	2	2,844	64,733	835,527
End of year	$404,822	$2	$5,230	$74,355	$1,072,618

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Franklin High Income Fund Sub-Account	Franklin Strategic Income Fund Sub-Account	Templeton Global Bond Fund Sub-Account	Franklin U.S. Government Securities Fund Sub-Account	Franklin Small Cap Value Fund Sub-Account
Operations:
Net investment income (loss)	$58,456	$47,705	$170,459	$11,584	$317
Net realized gain (loss) on security transactions	(25,177)	(34,953)	11,025	(11,345)	99,524
Net realized gain on distributions	—	—	—	—	232,944
Net unrealized appreciation (depreciation) of investments during the year	47,431	114,293	(77,311)	(1,813)	(52,016)
Net increase (decrease) in net assets resulting from operations	80,710	127,045	104,173	(1,574)	280,769
Unit transactions:
Purchases	131,867	378,365	1,730,818	57,091	283,443
Net transfers	(330,666)	(9,023)	127,773	—	(262,391)
Surrenders for benefit payments and fees	(288,119)	(1,226,085)	(1,768,017)	(77,242)	(392,272)
Other transactions	(1)	(1)	(325)	—	(9)
Death benefits	—	—	—	—	—
Net loan activity	(39)	(40)	(51)	(30)	(124)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(486,958)	(856,784)	90,198	(20,181)	(371,353)
Net increase (decrease) in net assets	(406,248)	(729,739)	194,371	(21,755)	(90,584)
Net Assets:
Beginning of year	1,469,276	3,760,580	6,086,460	585,763	3,164,085
End of year	$1,063,028	$3,030,841	$6,280,831	$564,008	$3,073,501

The accompanying notes are an integral part of these financial statements.

	Franklin Mutual Global Discovery Fund Sub-Account	Templeton Growth Fund Sub-Account	Franklin Income Fund Sub-Account	Franklin Growth Fund Sub-Account	Franklin Total Return Fund Sub-Account
Operations:
Net investment income (loss)	$174,695	$19,971	$386,199	$25,914	$4,865
Net realized gain (loss) on security transactions	257,820	83,626	173,219	647,203	(1,884)
Net realized gain on distributions	350,836	—	—	347,318	—
Net unrealized appreciation (depreciation) of investments during the year	261,139	173,169	96,027	2,048,262	8,026
Net increase (decrease) in net assets resulting from operations	1,044,490	276,766	655,445	3,068,697	11,007
Unit transactions:
Purchases	1,445,531	147,636	994,112	4,253,323	74,654
Net transfers	(62,028)	8,276	(115,683)	12,071	(5,075)
Surrenders for benefit payments and fees	(2,837,475)	(481,263)	(2,007,775)	(3,571,145)	(77,690)
Other transactions	(61)	(15)	(543)	(2,597)	10
Death benefits	—	—	—	—	—
Net loan activity	(236)	(25)	(235)	(231)	(12)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(1,454,269)	(325,391)	(1,130,124)	691,421	(8,113)
Net increase (decrease) in net assets	(409,779)	(48,625)	(474,679)	3,760,118	2,894
Net Assets:
Beginning of year	12,374,319	1,798,969	9,098,809	11,174,173	421,955
End of year	$11,964,540	$1,750,344	$8,624,130	$14,934,291	$424,849

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Franklin Balance Sheet Investment Fund Sub-Account	Franklin Mutual Beacon Fund Sub-Account	Franklin Mutual Shares Fund Sub-Account	Franklin Small-Mid Cap Growth Fund Sub-Account	Franklin Conservative Allocation Fund Sub-Account
Operations:
Net investment income (loss)	$17,284	$8,330	$63,190	$(7,408)	$20,638
Net realized gain (loss) on security transactions	(65,724)	62,899	100,564	(3,398)	55,798
Net realized gain on distributions	153,600	33,182	206,406	357,524	16,909
Net unrealized appreciation (depreciation) of investments during the year	169,693	37,952	(29,654)	527,108	171,065
Net increase (decrease) in net assets resulting from operations	274,853	142,363	340,506	873,826	264,410
Unit transactions:
Purchases	9,014	76,436	376,384	90,554	417,806
Net transfers	(9,968)	27,876	(159,069)	(290,725)	(142,882)
Surrenders for benefit payments and fees	(378,854)	(489,845)	(556,129)	(589,058)	(718,858)
Other transactions	(2)	(123)	(2)	(59)	(3)
Death benefits	—	—	—	—	—
Net loan activity	(9)	(48)	(81)	(3)	(37)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(379,819)	(385,704)	(338,897)	(789,291)	(443,974)
Net increase (decrease) in net assets	(104,966)	(243,341)	1,609	84,535	(179,564)
Net Assets:
Beginning of year	2,492,283	1,172,925	4,743,577	4,356,888	2,939,394
End of year	$2,387,317	$929,584	$4,745,186	$4,441,423	$2,759,830

The accompanying notes are an integral part of these financial statements.

	Franklin Growth Allocation Fund Sub-Account	Franklin Moderate Allocation Fund Sub-Account	Templeton Foreign Fund Sub-Account	Franklin Small-Mid Cap Growth Fund Sub-Account	Highland Premier Growth Equity Sub-Account
Operations:
Net investment income (loss)	$52,603	$58,829	$112,822	$(687)	$(1,057)
Net realized gain (loss) on security transactions	289,829	177,008	240,786	(12,531)	(5,804)
Net realized gain on distributions	356,880	260,976	—	9,053	21,440
Net unrealized appreciation (depreciation) of investments during the year	345,130	352,521	1,270,861	24,237	8,518
Net increase (decrease) in net assets resulting from operations	1,044,442	849,334	1,624,469	20,072	23,097
Unit transactions:
Purchases	749,322	772,016	431,438	1,133	25,701
Net transfers	(189,143)	(541,463)	(460,206)	(67,475)	(3,055)
Surrenders for benefit payments and fees	(949,595)	(1,419,761)	(1,864,280)	(4,396)	(46,443)
Other transactions	(11)	15	57	(1)	(4)
Death benefits	—	—	—	—	—
Net loan activity	(223)	(57)	(135)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(389,650)	(1,189,250)	(1,893,126)	(70,739)	(23,801)
Net increase (decrease) in net assets	654,792	(339,916)	(268,657)	(50,667)	(704)
Net Assets:
Beginning of year	5,820,297	6,822,756	10,257,179	151,894	111,593
End of year	$6,475,089	$6,482,840	$9,988,522	$101,227	$110,889

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Goldman Sachs Income Builder Fund Sub-Account	Goldman Sachs Capital Growth Fund Sub-Account	Goldman Sachs Core Fixed Income Fund Sub-Account	Goldman Sachs U.S. Equity Insights Fund Sub-Account	Goldman Sachs Government Income Fund Sub-Account
Operations:
Net investment income (loss)	$1,795	$(21)	$1,128	$(1)	$28,499
Net realized gain (loss) on security transactions	3,540	82	1,630	267	(7,368)
Net realized gain on distributions	—	181	—	2	—
Net unrealized appreciation (depreciation) of investments during the year	(598)	279	(664)	(244)	7,983
Net increase (decrease) in net assets resulting from operations	4,737	521	2,094	24	29,114
Unit transactions:
Purchases	5,709	435	12,359	—	150,617
Net transfers	—	—	—	—	13,115
Surrenders for benefit payments and fees	(6,305)	(441)	(27,301)	(634)	(263,749)
Other transactions	(1)	(4)	3	(2)	24
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	(5)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(597)	(10)	(14,939)	(636)	(99,998)
Net increase (decrease) in net assets	4,140	511	(12,845)	(612)	(70,884)
Net Assets:
Beginning of year	71,819	1,764	109,675	626	2,023,236
End of year	$75,959	$2,275	$96,830	$14	$1,952,352

(11)  Formerly Goldman Sachs Growth & Income Fund. Change effective June 20, 2017
The accompanying notes are an integral part of these financial statements.

	Goldman Sachs Equity Income Fund Sub-Account (11)	Goldman Sachs Growth Opportunities Fund Sub-Account	Goldman Sachs Focused International Equity Fund Sub-Account	Goldman Sachs Mid Cap Value Fund Sub-Account	Goldman Sachs Small Cap Value Fund Sub-Account
Operations:
Net investment income (loss)	$853	$(6,339)	$100	$2,624	$(19,167)
Net realized gain (loss) on security transactions	18,245	8,374	1,522	(90,012)	294,625
Net realized gain on distributions	—	128,866	—	561,198	673,678
Net unrealized appreciation (depreciation) of investments during the year	(8,014)	42,652	4,601	(46,648)	(263,207)
Net increase (decrease) in net assets resulting from operations	11,084	173,553	6,223	427,162	685,929
Unit transactions:
Purchases	7,710	102,298	3,636	299,984	1,901,923
Net transfers	3,621	(48,363)	596	(96,308)	(103,690)
Surrenders for benefit payments and fees	(40,509)	(234,925)	(7,268)	(793,049)	(1,603,835)
Other transactions	(20)	(2)	(3)	12	(3,046)
Death benefits	—	—	—	—	—
Net loan activity	—	(32)	—	(300)	(81)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(29,198)	(181,024)	(3,039)	(589,661)	191,271
Net increase (decrease) in net assets	(18,114)	(7,471)	3,184	(162,499)	877,200
Net Assets:
Beginning of year	139,478	717,654	26,634	4,526,889	5,797,365
End of year	$121,364	$710,183	$29,818	$4,364,390	$6,674,565

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Goldman Sachs Strategic Growth Fund Sub-Account	Goldman Sachs High Yield Fund Sub-Account	Goldman Sachs Large Cap Value Fund Sub-Account	Goldman Sachs Small/Mid Cap Growth Fund Sub-Account	Goldman Sachs Satellite Strategies Portfolio Sub-Account
Operations:
Net investment income (loss)	$(240)	$185,207	$1,812	$(2,002)	$30
Net realized gain (loss) on security transactions	4,128	(29,783)	38,875	16,196	—
Net realized gain on distributions	6,113	—	47,944	61,866	—
Net unrealized appreciation (depreciation) of investments during the year	(3,640)	49,554	(58,384)	37,228	106
Net increase (decrease) in net assets resulting from operations	6,361	204,978	30,247	113,288	136
Unit transactions:
Purchases	4,313	184,503	42,937	29,495	180
Net transfers	—	38,600	10,367	(1,764)	—
Surrenders for benefit payments and fees	(853)	(703,594)	(94,064)	(93,704)	(2)
Other transactions	(6)	692	(3)	(6)	(1)
Death benefits	—	—	—	—	—
Net loan activity	—	(45)	(14)	(2)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	3,454	(479,844)	(40,777)	(65,981)	177
Net increase (decrease) in net assets	9,815	(274,866)	(10,530)	47,307	313
Net Assets:
Beginning of year	20,987	3,839,510	379,671	428,980	941
End of year	$30,802	$3,564,644	$369,141	$476,287	$1,254

The accompanying notes are an integral part of these financial statements.

	Frost Value Equity Fund Sub-Account	Hartford Balanced HLS Fund Sub-Account	Hartford Total Return Bond HLS Fund Sub-Account	Hartford Capital Appreciation HLS Fund Sub-Account	Hartford Dividend and Growth HLS Fund Sub-Account
Operations:
Net investment income (loss)	$1	$135,978	$381,540	$162,059	$377,536
Net realized gain (loss) on security transactions	—	149,821	(16,523)	(484,063)	193,659
Net realized gain on distributions	12	—	—	1,323,611	2,008,355
Net unrealized appreciation (depreciation) of investments during the year	(4)	792,739	351,153	3,885,574	2,316,476
Net increase (decrease) in net assets resulting from operations	9	1,078,538	716,170	4,887,181	4,896,026
Unit transactions:
Purchases	87	146,990	543,486	235,654	743,533
Net transfers	—	(34,875)	(247,509)	(320,073)	(731,518)
Surrenders for benefit payments and fees	—	(944,413)	(2,315,607)	(3,595,859)	(4,998,942)
Other transactions	(3)	316	(26)	26,304	22
Death benefits	—	—	—	—	—
Net loan activity	—	—	(144)	(108)	(242)
Net annuity transactions	—	—	(19,223)	(2,860)	(5,601)
Net increase (decrease) in net assets resulting from unit transactions	84	(831,982)	(2,039,023)	(3,656,942)	(4,992,748)
Net increase (decrease) in net assets	93	246,556	(1,322,853)	1,230,239	(96,722)
Net Assets:
Beginning of year	—	7,691,244	16,080,940	24,182,646	29,722,872
End of year	$93	$7,937,800	$14,758,087	$25,412,885	$29,626,150

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	The Hartford Healthcare HLS Fund Sub-Account	Hartford Global Growth HLS Fund Sub-Account	Hartford Growth Opportunities HLS Fund Sub-Account	Hartford International Opportunities HLS Fund Sub-Account	Hartford MidCap HLS Fund Sub-Account
Operations:
Net investment income (loss)	$(24,149)	$(3,151)	$(50,634)	$6,703	$(32,146)
Net realized gain (loss) on security transactions	(152,147)	92,550	139,647	44,709	352,459
Net realized gain on distributions	541,024	55,581	91,217	—	849,949
Net unrealized appreciation (depreciation) of investments during the year	333,406	166,482	1,598,900	163,603	2,762,961
Net increase (decrease) in net assets resulting from operations	698,134	311,462	1,779,130	215,015	3,933,223
Unit transactions:
Purchases	304,856	102,009	604,784	66,550	159,683
Net transfers	(177,073)	59,370	(57,726)	(30,150)	(763,877)
Surrenders for benefit payments and fees	(671,337)	(185,335)	(1,717,171)	(195,339)	(2,604,435)
Other transactions	(3)	(22)	(10)	(12)	125
Death benefits	—	—	—	—	—
Net loan activity	(49)	(46)	(96)	(5)	(10)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(543,606)	(24,024)	(1,170,219)	(158,956)	(3,208,514)
Net increase (decrease) in net assets	154,528	287,438	608,911	56,059	724,709
Net Assets:
Beginning of year	3,410,172	995,224	6,394,182	920,438	17,645,626
End of year	$3,564,700	$1,282,662	$7,003,093	$976,497	$18,370,335

The accompanying notes are an integral part of these financial statements.

	Hartford Ultrashort Bond HLS Fund Sub-Account	Hartford Small Company HLS Fund Sub-Account	Hartford Small Cap Growth HLS Fund Sub-Account	Hartford Stock HLS Fund Sub-Account	Hartford U.S. Government Securities HLS Fund Sub-Account
Operations:
Net investment income (loss)	$(1,692)	$(15,723)	$(4,569)	$52,913	$12,156
Net realized gain (loss) on security transactions	4,856	(95,107)	22,064	465,446	(5,231)
Net realized gain on distributions	—	—	—	—	—
Net unrealized appreciation (depreciation) of investments during the year	6,830	1,358,578	95,668	349,602	(910)
Net increase (decrease) in net assets resulting from operations	9,994	1,247,748	113,163	867,961	6,015
Unit transactions:
Purchases	341,778	208,568	70,824	47,708	59,111
Net transfers	(188,146)	(113,595)	41,784	(87,927)	(3,781)
Surrenders for benefit payments and fees	(569,922)	(775,667)	(191,905)	(1,014,712)	(142,469)
Other transactions	(7)	(56)	(17)	14,160	(141)
Death benefits	—	—	—	—	—
Net loan activity	(215)	(29)	(17)	—	(20)
Net annuity transactions	(7,757)	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(424,269)	(680,779)	(79,331)	(1,040,771)	(87,300)
Net increase (decrease) in net assets	(414,275)	566,969	33,832	(172,810)	(81,285)
Net Assets:
Beginning of year	4,548,152	5,108,327	617,929	4,880,519	863,138
End of year	$4,133,877	$5,675,296	$651,761	$4,707,709	$781,853

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Hartford Value HLS Fund Sub-Account	The Hartford Checks and Balances Fund Sub-Account	The Hartford High Yield Sub-Account	The Hartford Dividend and Growth Fund Sub-Account	The Hartford International Opportunities Fund Sub-Account
Operations:
Net investment income (loss)	$16,006	$10,779	$1,940	$11,728	$2,055
Net realized gain (loss) on security transactions	76,908	(3,395)	50	89,545	16,593
Net realized gain on distributions	116,939	33,399	—	193,203	19,051
Net unrealized appreciation (depreciation) of investments during the year	11,135	5,413	728	25,880	71,016
Net increase (decrease) in net assets resulting from operations	220,988	46,196	2,718	320,356	108,715
Unit transactions:
Purchases	101,758	43,184	12,283	158,916	105,287
Net transfers	(79,470)	17,663	284	30,543	15,965
Surrenders for benefit payments and fees	(135,147)	(87,048)	(5,848)	(427,728)	(149,296)
Other transactions	(10)	—	9	14	(2)
Death benefits	—	—	—	—	—
Net loan activity	(26)	(29)	—	(11)	(48)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(112,895)	(26,230)	6,728	(238,266)	(28,094)
Net increase (decrease) in net assets	108,093	19,966	9,446	82,090	80,621
Net Assets:
Beginning of year	1,577,896	356,344	41,824	2,047,794	496,245
End of year	$1,685,989	$376,310	$51,270	$2,129,884	$576,866

The accompanying notes are an integral part of these financial statements.

	The Hartford MidCap Fund Sub-Account	The Hartford Small Company Fund Sub-Account	The Hartford Total Return Bond Fund Sub-Account	The Hartford Healthcare Fund Sub-Account	The Hartford Growth Opportunities Fund Sub-Account
Operations:
Net investment income (loss)	$(9,764)	$(3,646)	$9,948	$(2,493)	$(2,342)
Net realized gain (loss) on security transactions	69,844	68,790	(249)	6,339	10,183
Net realized gain on distributions	41,585	—	—	11,912	16,588
Net unrealized appreciation (depreciation) of investments during the year	93,145	217,430	6,625	30,297	26,733
Net increase (decrease) in net assets resulting from operations	194,810	282,574	16,324	46,055	51,162
Unit transactions:
Purchases	130,420	166,834	64,815	34,233	44,427
Net transfers	141,756	(610,794)	51,316	3,803	(1,283)
Surrenders for benefit payments and fees	(203,849)	(130,824)	(39,100)	(55,975)	(59,812)
Other transactions	(5)	(45)	27	(7)	(6)
Death benefits	—	—	—	—	—
Net loan activity	(13)	(48)	(8)	(2)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	68,309	(574,877)	77,050	(17,948)	(16,674)
Net increase (decrease) in net assets	263,119	(292,303)	93,374	28,107	34,488
Net Assets:
Beginning of year	791,595	1,194,927	394,926	224,763	176,682
End of year	$1,054,714	$902,624	$488,300	$252,870	$211,170

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	The Hartford Value Opportunities Fund Sub-Account	Hartford Moderate Allocation Fund Sub-Account	The Hartford Conservative Allocation Fund Sub-Account	The Hartford Capital Appreciation Fund Sub-Account	The Hartford Growth Allocation Fund Sub-Account
Operations:
Net investment income (loss)	$(17)	$56,062	$23,372	$(8,769)	$53,227
Net realized gain (loss) on security transactions	95	45,266	8,203	475,309	86,495
Net realized gain on distributions	443	59,980	—	792,080	—
Net unrealized appreciation (depreciation) of investments during the year	654	212,267	57,469	216,395	444,182
Net increase (decrease) in net assets resulting from operations	1,175	373,575	89,044	1,475,015	583,904
Unit transactions:
Purchases	1,682	322,160	114,016	642,862	447,552
Net transfers	—	(49,878)	69,009	(284,848)	(82,542)
Surrenders for benefit payments and fees	(1,654)	(533,096)	(238,576)	(2,369,086)	(957,008)
Other transactions	(2)	(6)	(194)	119	(13)
Death benefits	—	—	—	—	—
Net loan activity	—	(132)	(108)	(45)	(85)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	26	(260,952)	(55,853)	(2,010,998)	(592,096)
Net increase (decrease) in net assets	1,201	112,623	33,191	(535,983)	(8,192)
Net Assets:
Beginning of year	11,618	2,723,724	1,003,513	7,838,415	3,295,013
End of year	$12,819	$2,836,347	$1,036,704	$7,302,432	$3,286,821

The accompanying notes are an integral part of these financial statements.

	The Hartford Inflation Plus Fund Sub-Account	The Hartford Equity Income Fund Sub-Account	The Hartford Balanced Income Fund Sub-Account	The Hartford International Small Company Fund Sub-Account	The Hartford MidCap Value Fund Sub-Account
Operations:
Net investment income (loss)	$22,713	$4,996	$2,199	$(1,212)	$(1,256)
Net realized gain (loss) on security transactions	(1,729)	10,123	8,776	69,200	(272)
Net realized gain on distributions	—	33,862	5,705	1,972	2,770
Net unrealized appreciation (depreciation) of investments during the year	(11,971)	48,056	(2,478)	3,132	11,150
Net increase (decrease) in net assets resulting from operations	9,013	97,037	14,202	73,092	12,392
Unit transactions:
Purchases	94,478	104,403	29,157	44,485	25,345
Net transfers	4,007	3,628	84,003	1,196	(18,695)
Surrenders for benefit payments and fees	(90,454)	(80,794)	(56,283)	(332,116)	(4,487)
Other transactions	(5,472)	(7)	(3)	(1)	(2)
Death benefits	—	—	—	—	—
Net loan activity	(26)	(37)	(50)	(2)	(10)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	2,533	27,193	56,824	(286,438)	2,151
Net increase (decrease) in net assets	11,546	124,230	71,026	(213,346)	14,543
Net Assets:
Beginning of year	489,987	570,400	132,190	246,831	108,206
End of year	$501,533	$694,630	$203,216	$33,485	$122,749

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Hotchkis and Wiley Large Cap Value Fund Sub-Account	Invesco V.I. Technology Fund Sub-Account	Invesco Technology Fund Sub-Account	Ivy Natural Resources Fund Sub-Account (12)	Ivy Large Cap Growth Fund Sub-Account
Operations:
Net investment income (loss)	$5,970	$(1,567)	$(2,911)	$(11,801)	$(5,291)
Net realized gain (loss) on security transactions	61,115	694	9,685	(62,691)	57,688
Net realized gain on distributions	—	11,316	21,806	—	31,131
Net unrealized appreciation (depreciation) of investments during the year	52,610	41,028	88,390	95,139	94,452
Net increase (decrease) in net assets resulting from operations	119,695	51,471	116,970	20,647	177,980
Unit transactions:
Purchases	25,304	2,543	49,486	171,787	84,859
Net transfers	(57,337)	229,943	93,720	(83,144)	(22,138)
Surrenders for benefit payments and fees	(49,187)	(3,000)	(6,808)	(222,392)	(173,621)
Other transactions	(3)	(1)	(8)	(12)	(6)
Death benefits	—	—	—	—	—
Net loan activity	—	—	(19)	(37)	(24)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(81,223)	229,485	136,371	(133,798)	(110,930)
Net increase (decrease) in net assets	38,472	280,956	253,341	(113,151)	67,050
Net Assets:
Beginning of year	708,396	104,405	325,544	1,540,499	612,550
End of year	$746,868	$385,361	$578,885	$1,427,348	$679,600

(12)  Formerly Ivy Global Natural Resources Fund. Change effective April 3, 2017

(13)  Formerly Janus Aspen Forty Portfolio. Change effective June 2, 2017

(14)  Formerly Janus Aspen Global Research Portfolio. Change effective June 2, 2017

(15)  Formerly Janus Aspen Enterprise Portfolio. Change effective June 2, 2017

The accompanying notes are an integral part of these financial statements.

	Ivy Science & Technology Fund Sub-Account	Ivy Asset Strategy Fund Sub-Account	Janus Henderson Forty Portfolio Sub-Account (13)	Janus Henderson Global Research Portfolio Sub-Account (14)	Janus Henderson Enterprise Portfolio Sub-Account (15)
Operations:
Net investment income (loss)	$(11,455)	$(852)	$(15,739)	$348	$(1,654)
Net realized gain (loss) on security transactions	138,575	(112,746)	(10,015)	12,311	2,291
Net realized gain on distributions	95,873	11,287	118,450	—	23,573
Net unrealized appreciation (depreciation) of investments during the year	177,832	261,006	470,198	60,952	62,321
Net increase (decrease) in net assets resulting from operations	400,825	158,695	562,894	73,611	86,531
Unit transactions:
Purchases	233,679	124,011	19,828	2,361	4,780
Net transfers	6,550	(675,674)	(45,598)	(2,111)	53,503
Surrenders for benefit payments and fees	(373,363)	(494,248)	(49,837)	(41,366)	(20,370)
Other transactions	(4)	(5)	—	(1)	(2)
Death benefits	—	—	—	—	—
Net loan activity	(4)	(30)	—	—	—
Net annuity transactions	—	—	(2,567)	(1,847)	—
Net increase (decrease) in net assets resulting from unit transactions	(133,142)	(1,045,946)	(78,174)	(42,964)	37,911
Net increase (decrease) in net assets	267,683	(887,251)	484,720	30,647	124,442
Net Assets:
Beginning of year	1,285,185	1,367,410	1,959,219	291,701	294,335
End of year	$1,552,868	$480,159	$2,443,939	$322,348	$418,777

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Janus Henderson Balanced Portfolio Sub-Account (16)	Janus Henderson Overseas Portfolio Sub-Account (17)	Janus Henderson Flexible Bond Fund Sub-Account (18)	Janus Henderson Forty Fund Sub-Account (19)	Janus Henderson Balanced Fund Sub-Account (20)
Operations:
Net investment income (loss)	$3,313	$2,852	$524	$(37,969)	$29,447
Net realized gain (loss) on security transactions	3,940	(6,833)	(2)	(101,513)	49,583
Net realized gain on distributions	741	—	—	840,241	97,361
Net unrealized appreciation (depreciation) of investments during the year	50,792	68,813	127	784,634	268,263
Net increase (decrease) in net assets resulting from operations	58,786	64,832	649	1,485,393	444,654
Unit transactions:
Purchases	11,814	2,240	5,891	412,298	334,837
Net transfers	—	73,526	172	30,749	(44,266)
Surrenders for benefit payments and fees	(28,072)	(10,590)	—	(1,223,187)	(424,070)
Other transactions	(1)	(1)	—	(5)	(20)
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	(133)	(60)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(16,259)	65,175	6,063	(780,278)	(133,579)
Net increase (decrease) in net assets	42,527	130,007	6,712	705,115	311,075
Net Assets:
Beginning of year	337,412	173,431	23,825	5,560,346	2,706,936
End of year	$379,939	$303,438	$30,537	$6,265,461	$3,018,011

(16)  Formerly Janus Aspen Balanced Portfolio. Change effective June 2, 2017

(17)  Formerly Janus Aspen Overseas Portfolio. Change effective June 2, 2017

(18)  Formerly Janus Flexible Bond Fund. Change effective June 2, 2017

(19)  Formerly Janus Forty Fund. Change effective June 2, 2017

(20)  Formerly Janus Balanced Fund. Change effective June 2, 2017

(21)  Formerly Janus Enterprise Fund. Change effective June 2, 2017

(22)  Formerly Janus Overseas Fund. Change effective June 2, 2017

(23)  Formerly Janus Global Research Fund. Change effective June 2, 2017

(24)  Formerly Perkins Mid Cap Value Fund. Change effective June 2, 2017

The accompanying notes are an integral part of these financial statements.

	Janus Henderson Enterprise Fund Sub-Account (21)	Janus Henderson Overseas Fund Sub-Account (22)	Janus Henderson Global Research Fund Sub-Account (23)	Janus Henderson Mid Cap Value Fund Sub-Account (24)	Prudential Jennison Natural Resources Fund, Inc. Sub-Account
Operations:
Net investment income (loss)	$(14,120)	$17,250	$(972)	$(4,165)	$(803)
Net realized gain (loss) on security transactions	117,910	(63,682)	9,873	(14,416)	16,029
Net realized gain on distributions	31,614	—	—	105,167	—
Net unrealized appreciation (depreciation) of investments during the year	238,707	522,780	52,237	5,635	14,803
Net increase (decrease) in net assets resulting from operations	374,111	476,348	61,138	92,221	30,029
Unit transactions:
Purchases	230,921	205,263	11,706	89,915	407,889
Net transfers	19,201	(52,834)	5,576	499,573	(97,942)
Surrenders for benefit payments and fees	(389,383)	(327,596)	(65,394)	(101,887)	(358,919)
Other transactions	288	61	(6)	24	(4)
Death benefits	—	—	—	—	—
Net loan activity	(54)	(35)	(2)	(12)	(6)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(139,027)	(175,141)	(48,120)	487,613	(48,982)
Net increase (decrease) in net assets	235,084	301,207	13,018	579,834	(18,953)
Net Assets:
Beginning of year	1,535,454	1,648,498	263,146	478,423	716,124
End of year	$1,770,538	$1,949,705	$276,164	$1,058,257	$697,171

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Prudential Jennison Mid-Cap Growth Fund, Inc. Sub-Account	Prudential Jennison 20/20 Focus Fund Sub-Account	JPMorgan Large Cap Growth Fund Sub-Account	JPMorgan Core Bond Fund Sub-Account	JPMorgan Small Cap Equity Fund Sub-Account
Operations:
Net investment income (loss)	$(5,896)	$(2,757)	$(891)	$72,744	$(411)
Net realized gain (loss) on security transactions	6,981	(11,987)	45	(7,880)	907
Net realized gain on distributions	118,680	48,088	12,434	8,377	3,645
Net unrealized appreciation (depreciation) of investments during the year	53,399	29,813	14,014	30,351	4,088
Net increase (decrease) in net assets resulting from operations	173,164	63,157	25,602	103,592	8,229
Unit transactions:
Purchases	95,601	39,604	1,186	834,676	5,659
Net transfers	(51,230)	(10,445)	5,428	262,612	—
Surrenders for benefit payments and fees	(126,093)	(165,937)	(8)	(370,149)	(4,189)
Other transactions	15	(6)	(1)	(346)	(4)
Death benefits	—	—	—	—	—
Net loan activity	(11)	(4)	—	(44)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(81,718)	(136,788)	6,605	726,749	1,466
Net increase (decrease) in net assets	91,446	(73,631)	32,207	830,341	9,695
Net Assets:
Beginning of year	853,898	348,498	69,846	2,829,027	57,608
End of year	$945,344	$274,867	$102,053	$3,659,368	$67,303

(25)  Effective June 23, 2017 JPMorgan SmartRetirement 2015 Fund merged with JPMorgan SmartRetirement Income Fund

The accompanying notes are an integral part of these financial statements.

	JPMorgan Small Cap Growth Fund Sub-Account	JPMorgan Small Cap Value Fund Sub-Account	JPMorgan U.S. Equity Fund Sub-Account	JPMorgan SmartRetirement 2015 Fund Sub-Account (25)	JPMorgan SmartRetirement 2020 Fund Sub-Account
Operations:
Net investment income (loss)	$(5,757)	$455	$4,902	$2,830	$97,264
Net realized gain (loss) on security transactions	44,523	2,988	49,269	96,825	127,589
Net realized gain on distributions	45,010	20,998	133,830	—	138,021
Net unrealized appreciation (depreciation) of investments during the year	95,618	(14,573)	137,307	(17,363)	462,487
Net increase (decrease) in net assets resulting from operations	179,394	9,868	325,308	82,292	825,361
Unit transactions:
Purchases	82,007	52,604	227,957	121,957	1,110,417
Net transfers	(520)	9,704	28,781	(1,509,805)	865,362
Surrenders for benefit payments and fees	(120,677)	(9,582)	(352,782)	(524,179)	(1,529,309)
Other transactions	(14)	(1)	(942)	2	(5)
Death benefits	—	—	—	—	—
Net loan activity	(97)	(31)	(48)	(26)	(200)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(39,301)	52,694	(97,034)	(1,912,051)	446,265
Net increase (decrease) in net assets	140,093	62,562	228,274	(1,829,759)	1,271,626
Net Assets:
Beginning of year	445,798	311,192	1,620,515	1,829,757	5,973,984
End of year	$585,891	$373,754	$1,848,789	$0	$7,245,610

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	JPMorgan SmartRetirement 2025 Fund Sub-Account	JPMorgan SmartRetirement 2030 Fund Sub-Account	JPMorgan SmartRetirement 2035 Fund Sub-Account	JPMorgan SmartRetirement 2040 Fund Sub-Account	JPMorgan SmartRetirement 2045 Fund Sub-Account
Operations:
Net investment income (loss)	$93,468	$111,469	$52,766	$78,445	$29,330
Net realized gain (loss) on security transactions	121,914	198,863	109,531	157,378	130,645
Net realized gain on distributions	160,532	204,756	107,671	180,580	74,236
Net unrealized appreciation (depreciation) of investments during the year	721,827	900,389	537,431	849,330	375,358
Net increase (decrease) in net assets resulting from operations	1,097,741	1,415,477	807,399	1,265,733	609,569
Unit transactions:
Purchases	1,292,536	1,310,883	1,322,743	1,448,007	763,538
Net transfers	162,230	237,009	57,631	484,898	12,012
Surrenders for benefit payments and fees	(1,154,702)	(1,247,544)	(822,184)	(890,662)	(638,722)
Other transactions	(207)	(38)	(83)	(219)	(81)
Death benefits	—	—	—	—	—
Net loan activity	(451)	(751)	(699)	(880)	(700)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	299,406	299,559	557,408	1,041,144	136,047
Net increase (decrease) in net assets	1,397,147	1,715,036	1,364,807	2,306,877	745,616
Net Assets:
Beginning of year	7,149,138	7,778,627	3,903,757	5,616,147	2,807,659
End of year	$8,546,285	$9,493,663	$5,268,564	$7,923,024	$3,553,275

The accompanying notes are an integral part of these financial statements.

	JPMorgan SmartRetirement 2050 Fund Sub-Account	JPMorgan SmartRetirement Income Fund Sub-Account	JP Morgan Smart Retirement 2055 Fund Sub-Account	Keeley Small Cap Value Fund Sub-Account	Loomis Sayles Bond Fund Sub-Account
Operations:
Net investment income (loss)	$25,278	$34,212	$9,315	$(2,900)	$111,028
Net realized gain (loss) on security transactions	158,867	14,845	9,244	95,453	(8,971)
Net realized gain on distributions	65,025	39,792	18,771	132,547	80,329
Net unrealized appreciation (depreciation) of investments during the year	361,576	91,142	110,414	(166,600)	62,455
Net increase (decrease) in net assets resulting from operations	610,746	179,991	147,744	58,500	244,841
Unit transactions:
Purchases	925,316	348,357	481,881	67,894	1,461,901
Net transfers	97,130	1,457,942	10,814	(65,363)	65,044
Surrenders for benefit payments and fees	(1,219,905)	(179,679)	(57,455)	(202,079)	(1,578,973)
Other transactions	8	(4)	(8)	44	(174)
Death benefits	—	—	—	—	—
Net loan activity	(589)	(14)	(60)	(16)	(6)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(198,040)	1,626,602	435,172	(199,520)	(52,208)
Net increase (decrease) in net assets	412,706	1,806,593	582,916	(141,020)	192,633
Net Assets:
Beginning of year	2,784,307	978,827	548,239	1,573,223	3,648,925
End of year	$3,197,013	$2,785,420	$1,131,155	$1,432,203	$3,841,558

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	LKCM Aquinas Catholic Equity Fund Sub-Account	Lord Abbett Affiliated Fund Sub-Account	Lord Abbett Fundamental Equity Fund Sub-Account	Lord Abbett Bond Debenture Fund Sub-Account	Lord Abbett Growth Opportunities Fund Sub-Account
Operations:
Net investment income (loss)	$(2,201)	$5,498	$24,682	$91,416	$(1,610)
Net realized gain (loss) on security transactions	7,991	28,399	8,061	61,632	415
Net realized gain on distributions	9,088	41,087	390,304	14,912	16,661
Net unrealized appreciation (depreciation) of investments during the year	28,381	(8,396)	43,684	44,128	19,831
Net increase (decrease) in net assets resulting from operations	43,259	66,588	466,731	212,088	35,297
Unit transactions:
Purchases	56,991	43,983	398,121	275,652	22,465
Net transfers	(58,495)	216	(89,070)	42,642	(6,510)
Surrenders for benefit payments and fees	(421,240)	(141,067)	(1,126,830)	(784,215)	(9,696)
Other transactions	1	11	7	495	(8)
Death benefits	—	—	—	—	—
Net loan activity	(14)	(6)	(80)	(29)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(422,757)	(96,863)	(817,852)	(465,455)	6,251
Net increase (decrease) in net assets	(379,498)	(30,275)	(351,121)	(253,367)	41,548
Net Assets:
Beginning of year	502,754	501,446	4,289,199	2,691,499	160,410
End of year	$123,256	$471,171	$3,938,078	$2,438,132	$201,958

(26)  Formerly Lord Abbett International Core Equity Fund. Change effective October 31, 2017

The accompanying notes are an integral part of these financial statements.

	Lord Abbett Calibrated Dividend Growth Fund Sub-Account	Lord Abbett Total Return Fund Sub-Account	Lord Abbett Developing Growth Fund Sub-Account	Lord Abbett International Equity Inv Opt Sub-Account (26)	Lord Abbett Value Opportunities Fund Sub-Account
Operations:
Net investment income (loss)	$781	$132,988	$(9,857)	$4,725	$(29,420)
Net realized gain (loss) on security transactions	3,026	(7,233)	(34,691)	10,151	32,380
Net realized gain on distributions	10,638	—	—	—	261,348
Net unrealized appreciation (depreciation) of investments during the year	12,989	70,539	326,943	51,685	128,548
Net increase (decrease) in net assets resulting from operations	27,434	196,294	282,395	66,561	392,856
Unit transactions:
Purchases	23,835	684,301	189,590	45,293	719,251
Net transfers	11,642	605,683	(114,904)	(728)	130,725
Surrenders for benefit payments and fees	(40,012)	(750,805)	(225,206)	(30,839)	(956,871)
Other transactions	(2)	222	(11)	(28)	(543)
Death benefits	—	—	—	—	—
Net loan activity	(52)	(99)	(21)	—	(125)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(4,589)	539,302	(150,552)	13,698	(107,563)
Net increase (decrease) in net assets	22,845	735,596	131,843	80,259	285,293
Net Assets:
Beginning of year	155,448	5,168,988	1,085,629	264,228	4,015,196
End of year	$178,293	$5,904,584	$1,217,472	$344,487	$4,300,489

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Clearbridge Value Trust Sub-Account	BMO Mid-Cap Value Fund Sub-Account	MassMutual RetireSMARTSM 2010 Fund Sub-Account	MFS® Emerging Markets Debt Fund Sub-Account	Massachusetts Investors Growth Stock Fund Sub-Account
Operations:
Net investment income (loss)	$(933)	$127	$397	$15,405	$19,637
Net realized gain (loss) on security transactions	34,972	(95,236)	668	2,659	111,582
Net realized gain on distributions	—	31,550	—	—	165,561
Net unrealized appreciation (depreciation) of investments during the year	3,712	163,724	4,046	21,226	426,195
Net increase (decrease) in net assets resulting from operations	37,751	100,165	5,111	39,290	722,975
Unit transactions:
Purchases	11,516	54,637	7,800	75,925	56,120
Net transfers	(37,867)	(73,246)	(14,276)	(9,430)	(434,063)
Surrenders for benefit payments and fees	(69,546)	(110,090)	(158)	(215,177)	(227,738)
Other transactions	(4)	(1)	(2)	70	(13)
Death benefits	—	—	—	—	—
Net loan activity	—	(6)	—	(19)	(1)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(95,901)	(128,706)	(6,636)	(148,631)	(605,695)
Net increase (decrease) in net assets	(58,150)	(28,541)	(1,525)	(109,341)	117,280
Net Assets:
Beginning of year	323,601	812,056	52,872	486,818	2,834,060
End of year	$265,451	$783,515	$51,347	$377,477	$2,951,340
The accompanying notes are an integral part of these financial statements.

	MFS High Income Fund Sub-Account	MFS International New Discovery Fund Sub-Account	MFS Mid Cap Growth Fund Sub-Account	MFS New Discovery Fund Sub-Account	MFS Research International Fund Sub-Account
Operations:
Net investment income (loss)	$52,904	$1,387	$(4,158)	$(1,032)	$12,611
Net realized gain (loss) on security transactions	(2,796)	10,431	6,180	98,884	84,748
Net realized gain on distributions	—	6,956	46,198	244,477	—
Net unrealized appreciation (depreciation) of investments during the year	17,135	83,473	66,324	200,762	774,432
Net increase (decrease) in net assets resulting from operations	67,243	102,247	114,544	543,091	871,791
Unit transactions:
Purchases	60,126	36,055	30,938	942,320	606,363
Net transfers	30,890	(13,766)	(20,270)	(71,920)	(313,151)
Surrenders for benefit payments and fees	(135,413)	(46,888)	(36,658)	(913,222)	(606,049)
Other transactions	222	(7)	(6)	(989)	(363)
Death benefits	—	—	—	—	—
Net loan activity	(1)	(13)	—	(1)	(232)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(44,176)	(24,619)	(25,996)	(43,812)	(313,432)
Net increase (decrease) in net assets	23,067	77,628	88,548	499,279	558,359
Net Assets:
Beginning of year	1,225,091	343,673	497,021	2,116,760	3,347,123
End of year	$1,248,158	$421,301	$585,569	$2,616,039	$3,905,482

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	MFS Total Return Fund Sub-Account	MFS Utilities Fund Sub-Account	MFS Value Fund Sub-Account	MFS Total Return Bond Fund Sub-Account	MFS Massachusetts Investors Trust Sub-Account
Operations:
Net investment income (loss)	$47,475	$75,629	$107,124	$51,760	$2,469
Net realized gain (loss) on security transactions	88,114	11,448	403,140	1,458	68,832
Net realized gain on distributions	118,914	16,820	315,667	—	79,339
Net unrealized appreciation (depreciation) of investments during the year	94,745	503,889	795,188	36,741	113,059
Net increase (decrease) in net assets resulting from operations	349,248	607,786	1,621,119	89,959	263,699
Unit transactions:
Purchases	412,003	337,432	1,023,258	419,982	185,963
Net transfers	(111,949)	(286,068)	(140,932)	1,215,509	(31,343)
Surrenders for benefit payments and fees	(279,171)	(1,124,106)	(1,158,233)	(582,127)	(406,919)
Other transactions	10	(9)	(47)	96	(10)
Death benefits	—	—	—	—	—
Net loan activity	(161)	(52)	(317)	(132)	(82)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	20,732	(1,072,803)	(276,271)	1,053,328	(252,391)
Net increase (decrease) in net assets	369,980	(465,017)	1,344,848	1,143,287	11,308
Net Assets:
Beginning of year	2,953,169	4,721,516	9,599,340	1,685,760	1,285,544
End of year	$3,323,149	$4,256,499	$10,944,188	$2,829,047	$1,296,852

The accompanying notes are an integral part of these financial statements.

	MFS International Growth Fund Sub-Account	MFS Core Equity Fund Sub-Account	MFS Government Securities Fund Sub-Account	MFS International Value Fund Sub-Account	MFS Technology Fund Sub-Account
Operations:
Net investment income (loss)	$(1,823)	$3,410	$94,229	$184,570	$(1,009)
Net realized gain (loss) on security transactions	37,636	24,793	(27,915)	412,675	3,201
Net realized gain on distributions	1,799	161,841	—	145,684	5,245
Net unrealized appreciation (depreciation) of investments during the year	22,940	379,697	4,314	2,218,804	32,307
Net increase (decrease) in net assets resulting from operations	60,552	569,741	70,628	2,961,733	39,744
Unit transactions:
Purchases	41,956	27,283	816,876	2,612,139	6,491
Net transfers	(15,545)	(10,930)	370,140	(37,854)	—
Surrenders for benefit payments and fees	(141,291)	(361,500)	(696,798)	(2,996,076)	(6,925)
Other transactions	(3)	(9)	127	(714)	(7)
Death benefits	—	—	—	—	—
Net loan activity	(13)	(27)	(489)	(122)	(7)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(114,896)	(345,183)	489,856	(422,627)	(448)
Net increase (decrease) in net assets	(54,344)	224,558	560,484	2,539,106	39,296
Net Assets:
Beginning of year	171,459	2,539,970	4,251,097	11,221,793	105,539
End of year	$117,115	$2,764,528	$4,811,581	$13,760,899	$144,835

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	MFS Core Equity Series Sub-Account	MFS Utilities Series Sub-Account	MFS Growth Fund Sub-Account	MFS High Yield Portfolio Sub-Account	BlackRock Global Allocation Fund, Inc. Sub-Account
Operations:
Net investment income (loss)	$45	$8,491	$(2,467)	$8,549	$24,453
Net realized gain (loss) on security transactions	107	3,063	7,989	(554)	54,310
Net realized gain on distributions	979	—	6,506	—	326,960
Net unrealized appreciation (depreciation) of investments during the year	2,382	21,174	41,337	372	728,890
Net increase (decrease) in net assets resulting from operations	3,513	32,728	53,365	8,367	1,134,613
Unit transactions:
Purchases	1,200	4,161	27,536	1,168	1,135,924
Net transfers	(1,245)	(16,167)	4,665	24,856	(239,052)
Surrenders for benefit payments and fees	—	(5,843)	(8,013)	(9,188)	(1,849,424)
Other transactions	(2)	9	(5)	—	(8)
Death benefits	—	—	—	—	—
Net loan activity	—	—	(13)	—	(287)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(47)	(17,840)	24,170	16,836	(952,847)
Net increase (decrease) in net assets	3,466	14,888	77,535	25,203	181,766
Net Assets:
Beginning of year	14,108	233,592	169,931	136,773	9,396,766
End of year	$17,574	$248,480	$247,466	$161,976	$9,578,532

(27)  Formerly BlackRock Large Cap Core Fund. Change effective June 12, 2017

(28)  Formerly BlackRock Value Opportunities Fund, Inc. Change effective June 12, 2017

(29)  Formerly BlackRock Mid Cap Value Opportunities Fund. Change effective June 12, 2017

(30)  Formerly BlackRock International Opportunities Portfolio. Change effective June 12, 2017

The accompanying notes are an integral part of these financial statements.

	BlackRock Advantage Large Cap Core Fund Sub-Account (27)	BlackRock Advantage U.S. Total Market Fund Sub-Account (28)	BlackRock Small Cap Growth Fund II Sub-Account	BlackRock Mid Cap Dividend Fund Sub-Account (29)	BlackRock International Dividend Fund Sub-Account (30)
Operations:
Net investment income (loss)	$5	$(963)	$(5,802)	$5,735	$6,196
Net realized gain (loss) on security transactions	6,087	3,089	16,468	(60,161)	(52,123)
Net realized gain on distributions	17,820	12,203	86,151	339,270	172,937
Net unrealized appreciation (depreciation) of investments during the year	(12,500)	(8,558)	6,004	(158,594)	52,614
Net increase (decrease) in net assets resulting from operations	11,412	5,771	102,821	126,250	179,624
Unit transactions:
Purchases	4,195	6,247	82,083	217,878	155,949
Net transfers	(4,568)	(11,490)	5,991	(188,370)	(46,846)
Surrenders for benefit payments and fees	(8,814)	(370)	(83,014)	(757,729)	(199,949)
Other transactions	(4)	(1)	(30)	14	2
Death benefits	—	—	—	—	—
Net loan activity	—	—	(43)	(43)	(38)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(9,191)	(5,614)	4,987	(728,250)	(90,882)
Net increase (decrease) in net assets	2,221	157	107,808	(602,000)	88,742
Net Assets:
Beginning of year	64,012	78,505	817,915	1,991,665	1,160,589
End of year	$66,233	$78,662	$925,723	$1,389,665	$1,249,331

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	BlackRock Mid Cap Growth Equity Portfolio Sub-Account	Victory Munder Mid-Cap Core Growth Fund Sub-Account	Neuberger Berman Socially Responsive Fund Sub-Account	Nuveen NWQ International Value Fund Sub-Account	The Oakmark International Small Cap Fund Sub-Account
Operations:
Net investment income (loss)	$(2,780)	$(8,801)	$(2,477)	$937	$2,205
Net realized gain (loss) on security transactions	41,035	88,554	89,118	84	3,800
Net realized gain on distributions	10,067	606,825	83,697	—	13,897
Net unrealized appreciation (depreciation) of investments during the year	35,027	68,455	78,927	6,238	91,724
Net increase (decrease) in net assets resulting from operations	83,349	755,033	249,265	7,259	111,626
Unit transactions:
Purchases	41,679	122,866	195,832	5,854	8
Net transfers	(15,715)	226,894	(39,123)	(50)	(4,096)
Surrenders for benefit payments and fees	(119,399)	(628,961)	(225,607)	(426)	(23,244)
Other transactions	(11)	(68)	(102)	(4)	(1)
Death benefits	—	—	—	—	—
Net loan activity	—	(167)	(10)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(93,446)	(279,436)	(69,010)	5,374	(27,333)
Net increase (decrease) in net assets	(10,097)	475,597	180,255	12,633	84,293
Net Assets:
Beginning of year	274,833	3,193,937	1,437,204	35,626	424,079
End of year	$264,736	$3,669,534	$1,617,459	$48,259	$508,372

The accompanying notes are an integral part of these financial statements.

	The Oakmark Equity and Income Fund Sub-Account	Oppenheimer Capital Appreciation Fund Sub-Account	Oppenheimer Global Fund Sub-Account	Oppenheimer Global Opportunities Fund Sub-Account	Oppenheimer International Growth Fund Sub-Account
Operations:
Net investment income (loss)	$149,719	$(4,203)	$4,389	$(627)	$19,664
Net realized gain (loss) on security transactions	174,333	(5,205)	264,719	11,445	91,984
Net realized gain on distributions	749,769	71,770	277,773	6,986	—
Net unrealized appreciation (depreciation) of investments during the year	545,847	126,187	1,034,092	32,096	885,301
Net increase (decrease) in net assets resulting from operations	1,619,668	188,549	1,580,973	49,900	996,949
Unit transactions:
Purchases	28,403	23,848	348,394	13,007	633,099
Net transfers	(40,625)	(81,213)	(63,175)	241,971	(46,329)
Surrenders for benefit payments and fees	(1,911,989)	(108,955)	(1,234,899)	(3,239)	(671,868)
Other transactions	63	(6)	(77)	(6)	(492)
Death benefits	—	—	—	—	—
Net loan activity	(191)	—	(100)	—	(147)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(1,924,339)	(166,326)	(949,857)	251,733	(85,737)
Net increase (decrease) in net assets	(304,671)	22,223	631,116	301,633	911,212
Net Assets:
Beginning of year	12,284,901	818,961	4,841,539	5,339	3,767,882
End of year	$11,980,230	$841,184	$5,472,655	$306,972	$4,679,094

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Oppenheimer Main Street Fund Sub-Account	Oppenheimer Global Strategic Income Fund Sub-Account	Oppenheimer Main Street Mid Cap Fund Sub-Account	Oppenheimer Developing Markets Fund Sub-Account	Oppenheimer Equity Fund Sub-Account (32)
Operations:
Net investment income (loss)	$2,141	$26,562	$(8,056)	$(2,640)	$1,822
Net realized gain (loss) on security transactions	10,589	(9,426)	145,530	319,642	44,133
Net realized gain on distributions	34,393	—	424,311	—	7,701
Net unrealized appreciation (depreciation) of investments during the year	15,136	24,824	(146,558)	1,382,250	(34,169)
Net increase (decrease) in net assets resulting from operations	62,259	41,960	415,227	1,699,252	19,487
Unit transactions:
Purchases	47,377	134,964	316,931	455,365	3,634
Net transfers	268,497	19,020	383,534	112,023	(276,882)
Surrenders for benefit payments and fees	(47,936)	(425,283)	(482,874)	(1,030,908)	—
Other transactions	(30)	311	(1)	(61)	96
Death benefits	—	—	—	—	—
Net loan activity	—	(10)	(85)	(88)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	267,908	(270,998)	217,505	(463,669)	(273,152)
Net increase (decrease) in net assets	330,167	(229,038)	632,732	1,235,583	(253,665)
Net Assets:
Beginning of year	247,627	866,110	2,770,534	5,191,340	253,663
End of year	$577,794	$637,072	$3,403,266	$6,426,923	$0

(31)  Formerly Oppenheimer Main Street Fund. Change effective July 17, 2017

(32)  Effective March 17, 2017 Oppenheimer Equity Fund merged with Oppenheimer Maine Street Fund

The accompanying notes are an integral part of these financial statements.

	Oppenheimer Capital Income Fund Sub-Account	Oppenheimer International Bond Fund Sub-Account	Oppenheimer Mid Cap Value Fund Sub-Account	Oppenheimer Main Street All Cap Fund® Sub-Account (31)	Oppenheimer Gold & Special Minerals Fund Sub-Account
Operations:
Net investment income (loss)	$12	$149,891	$(2,923)	$72	$31,504
Net realized gain (loss) on security transactions	44	(50,929)	38,478	66,268	(105,942)
Net realized gain on distributions	—	—	35,259	134,787	—
Net unrealized appreciation (depreciation) of investments during the year	(10)	320,324	1,667	(26,892)	352,023
Net increase (decrease) in net assets resulting from operations	46	419,286	72,481	174,235	277,585
Unit transactions:
Purchases	96	485,591	51,136	136,336	302,890
Net transfers	—	(54,800)	(60,291)	(42,581)	(162,543)
Surrenders for benefit payments and fees	(496)	(1,285,579)	(51,879)	(227,896)	(385,160)
Other transactions	—	995	(7)	(4)	14
Death benefits	—	—	—	—	—
Net loan activity	(3)	(112)	(46)	(88)	(175)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(403)	(853,905)	(61,087)	(134,233)	(244,974)
Net increase (decrease) in net assets	(357)	(434,619)	11,394	40,002	32,611
Net Assets:
Beginning of year	866	4,393,606	607,947	1,128,371	1,737,572
End of year	$509	$3,958,987	$619,341	$1,168,373	$1,770,183

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Oppenheimer Real Estate Fund Sub-Account	Oppenheimer Equity Income Fund Sub-Account	Oppenheimer International Diversified Fund Sub-Account	Oppenheimer Rising Dividends Fund Sub-Account	Putnam Global Equity Fund Sub-Account
Operations:
Net investment income (loss)	$11,607	$2,428	$(667)	$36	$319
Net realized gain (loss) on security transactions	(27,452)	24,337	9,466	8	410
Net realized gain on distributions	53,982	35	—	1,033	—
Net unrealized appreciation (depreciation) of investments during the year	17,807	(5,274)	21,327	581	13,115
Net increase (decrease) in net assets resulting from operations	55,944	21,526	30,126	1,658	13,844
Unit transactions:
Purchases	244,553	28,049	32,816	2,489	374
Net transfers	(188,766)	(332,527)	706	—	7,799
Surrenders for benefit payments and fees	(357,625)	(92,069)	(56,715)	(7,125)	(1,454)
Other transactions	—	(1)	(3)	—	(1)
Death benefits	—	—	—	—	—
Net loan activity	(45)	—	(15)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(301,883)	(396,548)	(23,211)	(4,636)	6,718
Net increase (decrease) in net assets	(245,939)	(375,022)	6,915	(2,978)	20,562
Net Assets:
Beginning of year	1,775,717	379,886	95,948	9,639	47,551
End of year	$1,529,778	$4,864	$102,863	$6,661	$68,113

The accompanying notes are an integral part of these financial statements.

	Putnam VT High Yield Fund Sub-Account	Putnam VT International Growth Fund Sub-Account	Putnam VT Multi-Cap Growth Fund Sub-Account	Putnam VT Small Cap Value Fund Sub-Account	Pioneer Disciplined Value Fund Sub-Account
Operations:
Net investment income (loss)	$19,848	$504	$(292)	$(31)	$(18)
Net realized gain (loss) on security transactions	(1,012)	814	15,208	11,034	3,582
Net realized gain on distributions	—	—	26,381	10,256	16,075
Net unrealized appreciation (depreciation) of investments during the year	5,718	41,800	54,463	(4,764)	2,071
Net increase (decrease) in net assets resulting from operations	24,554	43,118	95,760	16,495	21,710
Unit transactions:
Purchases	1,440	4,511	3,120	7,948	12,864
Net transfers	30,108	1,961	(47,659)	(70,572)	(9,706)
Surrenders for benefit payments and fees	(11,285)	(6,772)	(11,540)	(14,567)	(662)
Other transactions	37	(2)	(1)	—	(6)
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	(5)
Net annuity transactions	—	—	—	(14,645)	—
Net increase (decrease) in net assets resulting from unit transactions	20,300	(302)	(56,080)	(91,836)	2,485
Net increase (decrease) in net assets	44,854	42,816	39,680	(75,341)	24,195
Net Assets:
Beginning of year	391,531	126,007	370,396	324,740	104,345
End of year	$436,385	$168,823	$410,076	$249,399	$128,540

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Pioneer Emerging Markets Fund Sub-Account (33)	Pioneer Equity Income Fund Sub-Account	Pioneer Fundamental Growth Fund Sub-Account	AllianzGI NFJ International Value Fund Sub-Account	AllianzGI NFJ Small-Cap Value Fund Sub-Account
Operations:
Net investment income (loss)	$(7,724)	$58	$(206)	$37	$(5,349)
Net realized gain (loss) on security transactions	125,167	4	46	(9,326)	(55,547)
Net realized gain on distributions	—	888	1,825	—	240,637
Net unrealized appreciation (depreciation) of investments during the year	266,543	833	2,749	11,601	(36,228)
Net increase (decrease) in net assets resulting from operations	383,986	1,783	4,414	2,312	143,513
Unit transactions:
Purchases	130,817	22,154	6,654	1,843	159,305
Net transfers	(1,232,332)	—	17,918	(39,803)	(38,047)
Surrenders for benefit payments and fees	(330,715)	(20)	(90)	(367)	(748,872)
Other transactions	38	(1)	(5)	(4)	(6)
Death benefits	—	—	—	—	—
Net loan activity	(22)	—	—	—	(37)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(1,432,214)	22,133	24,477	(38,331)	(627,657)
Net increase (decrease) in net assets	(1,048,228)	23,916	28,891	(36,019)	(484,144)
Net Assets:
Beginning of year	1,048,227	2,514	14,243	43,715	1,957,187
End of year	$(1)	$26,430	$43,134	$7,696	$1,473,043

(33)  Effective November 17, 2017 Pioneer Emerging Markets Fund merged with Pioneer Global Equity Fund

The accompanying notes are an integral part of these financial statements.

	AllianzGI NFJ Dividend Value Fund Sub-Account	AMG Managers Cadence Mid Cap Fund Sub-Account	PIMCO Emerging Markets Bond Fund Sub-Account	Pioneer Fund Sub-Account	Pioneer High Yield Fund Sub-Account
Operations:
Net investment income (loss)	$66,205	$(314)	$25,970	$(1,059)	$61,689
Net realized gain (loss) on security transactions	326,743	192	6,678	(11,095)	11,123
Net realized gain on distributions	1,275,001	3,766	—	141,714	—
Net unrealized appreciation (depreciation) of investments during the year	(837,703)	3,049	28,064	3,113	38,422
Net increase (decrease) in net assets resulting from operations	830,246	6,693	60,712	132,673	111,234
Unit transactions:
Purchases	877,528	3,517	45,677	115,335	152,369
Net transfers	(94,915)	180	(6,719)	18,291	(331,059)
Surrenders for benefit payments and fees	(1,063,194)	(237)	(227,459)	(72,217)	(642,518)
Other transactions	(129)	(5)	131	2	263
Death benefits	—	—	—	—	—
Net loan activity	(330)	—	(7)	(39)	(28)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(281,040)	3,455	(188,377)	61,372	(820,973)
Net increase (decrease) in net assets	549,206	10,148	(127,665)	194,045	(709,739)
Net Assets:
Beginning of year	5,775,498	25,593	683,232	636,083	1,847,089
End of year	$6,324,704	$35,741	$555,567	$830,128	$1,137,350

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Pioneer Strategic Income Fund Sub-Account	Pioneer Mid Cap Value Fund Sub-Account	Pioneer Select Mid Cap Growth Fund Sub-Account	PIMCO Total Return ESG Fund Sub-Account (38)	Putnam Equity Income Fund Sub-Account
Operations:
Net investment income (loss)	$134,374	$(6,123)	$(6,355)	$1,804	$6,689
Net realized gain (loss) on security transactions	7,281	19,215	38,547	(4,348)	38,999
Net realized gain on distributions	—	90,901	56,410	—	14,187
Net unrealized appreciation (depreciation) of investments during the year	79,557	26,494	76,533	10,579	65,135
Net increase (decrease) in net assets resulting from operations	221,212	130,487	165,135	8,035	125,010
Unit transactions:
Purchases	766,626	131,197	71,385	32,768	85,103
Net transfers	614,145	5,918	—	(28,171)	8,943
Surrenders for benefit payments and fees	(779,510)	(153,253)	(128,310)	(94,519)	(50,956)
Other transactions	150	(9)	(160)	8	29
Death benefits	—	—	—	—	—
Net loan activity	(261)	(98)	—	—	(8)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	601,150	(16,245)	(57,085)	(89,914)	43,111
Net increase (decrease) in net assets	822,362	114,242	108,050	(81,879)	168,121
Net Assets:
Beginning of year	4,366,676	1,118,232	628,370	228,073	690,419
End of year	$5,189,038	$1,232,474	$736,420	$146,194	$858,540

(34)  Formerly Putnam High Yield Advantage Fund. Change effective May 8, 2017

(38)  Formerly PIMCO Total Return III Fund. Changed effective January 6, 2017

The accompanying notes are an integral part of these financial statements.

	Putnam High Yield Fund Sub-Account (34)	Putnam International Equity Fund Sub-Account	Putnam Multi-Cap Growth Fund Sub-Account	Putnam International Capital Opportunities Fund Sub-Account	Putnam Small Cap Growth Fund Sub-Account
Operations:
Net investment income (loss)	$59,931	$(43)	$(17)	$4,405	$(1,121)
Net realized gain (loss) on security transactions	24,682	22,944	366	15,049	39,457
Net realized gain on distributions	—	—	210	—	—
Net unrealized appreciation (depreciation) of investments during the year	(6,565)	72,873	748	42,986	(1,262)
Net increase (decrease) in net assets resulting from operations	78,048	95,774	1,307	62,440	37,074
Unit transactions:
Purchases	201,018	348	596	19,327	19,550
Net transfers	13,686	5,451	—	(6,122)	(8,570)
Surrenders for benefit payments and fees	(164,234)	(60,098)	(2,167)	(55,936)	(148,058)
Other transactions	—	(1)	(4)	(3)	(9)
Death benefits	—	—	—	—	—
Net loan activity	(41)	—	—	(2)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	50,429	(54,300)	(1,575)	(42,736)	(137,087)
Net increase (decrease) in net assets	128,477	41,474	(268)	19,704	(100,013)
Net Assets:
Beginning of year	1,294,660	398,660	5,124	207,809	262,870
End of year	$1,423,137	$440,134	$4,856	$227,513	$162,857

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Royce Total Return Fund Sub-Account	Royce Smaller-Companies Growth Fund Sub-Account	Royce Small-Cap Value Fund Sub-Account	Columbia Diversified Equity Income Fund Sub-Account	Columbia Small/Mid Cap Value Fund Sub-Account
Operations:
Net investment income (loss)	$(2,575)	$(2,092)	$(2,471)	$870	$(2,329)
Net realized gain (loss) on security transactions	(11,329)	(38,262)	(39,268)	2,460	13,966
Net realized gain on distributions	84,979	104,891	9,232	7,209	23,305
Net unrealized appreciation (depreciation) of investments during the year	12,099	24,409	42,030	7,771	(4,047)
Net increase (decrease) in net assets resulting from operations	83,174	88,946	9,523	18,310	30,895
Unit transactions:
Purchases	100,173	15,830	47,751	11,722	25,539
Net transfers	5,547	33,489	(56,248)	(16)	1,090
Surrenders for benefit payments and fees	(80,664)	(48,288)	(69,167)	(7,671)	(42,520)
Other transactions	(7)	(56)	10	(11)	(1)
Death benefits	—	—	—	—	—
Net loan activity	(9)	(2)	(13)	(12)	(2)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	25,040	973	(77,667)	4,012	(15,894)
Net increase (decrease) in net assets	108,214	89,919	(68,144)	22,322	15,001
Net Assets:
Beginning of year	615,270	519,768	317,572	111,410	262,273
End of year	$723,484	$609,687	$249,428	$133,732	$277,274

The accompanying notes are an integral part of these financial statements.

	RidgeWorth Ceredex Small Cap Value Equity Fund Sub-Account	RidgeWorth Ceredex Mid-Cap Value Equity Fund Sub-Account	RidgeWorth Seix Total Return Bond Fund Sub-Account	RidgeWorth Ceredex Large Cap Value Equity Fund Sub-Account	Deutsche Real Estate Securities Fund Sub-Account
Operations:
Net investment income (loss)	$6,649	$(2,967)	$1,938	$837	$137
Net realized gain (loss) on security transactions	(29,923)	29,259	(854)	23,895	(2)
Net realized gain on distributions	217,674	237,394	—	34,125	460
Net unrealized appreciation (depreciation) of investments during the year	(74,537)	(137,053)	1,299	(20,624)	223
Net increase (decrease) in net assets resulting from operations	119,863	126,633	2,383	38,233	818
Unit transactions:
Purchases	167,901	156,614	16,868	54,352	—
Net transfers	2,154	67,084	(6,164)	773	—
Surrenders for benefit payments and fees	(339,396)	(219,340)	(22,251)	(184,271)	—
Other transactions	(5)	(5)	4	(1)	—
Death benefits	—	—	—	—	—
Net loan activity	(43)	(99)	(31)	(9)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(169,389)	4,254	(11,574)	(129,156)	—
Net increase (decrease) in net assets	(49,526)	130,887	(9,191)	(90,923)	818
Net Assets:
Beginning of year	1,502,914	1,239,315	141,762	270,003	15,662
End of year	$1,453,388	$1,370,202	$132,571	$179,080	$16,480

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Deutsche Equity Dividend Fund Sub-Account	Deutsche Capital Growth Fund Sub-Account	Deutsche Enhanced Emerging Markets Fixed Income Sub-Account	SSgA S&P 500 Index Fund Sub-Account	Deutsche Core Equity VIP Sub-Account
Operations:
Net investment income (loss)	$2,154	$(37)	$1,004	$28,567	$477
Net realized gain (loss) on security transactions	4,497	612	142	157,795	3,004
Net realized gain on distributions	—	103	—	55,118	6,317
Net unrealized appreciation (depreciation) of investments during the year	26,493	326	1,801	126,610	6,664
Net increase (decrease) in net assets resulting from operations	33,144	1,004	2,947	368,090	16,462
Unit transactions:
Purchases	14,534	2,424	5,538	165,130	1,271
Net transfers	(16,380)	715	—	119,243	(11,914)
Surrenders for benefit payments and fees	(8,199)	(7,945)	(2,961)	(738,027)	(4,318)
Other transactions	(5)	(3)	(1)	(22)	(1)
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	(8)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(10,050)	(4,809)	2,576	(453,684)	(14,962)
Net increase (decrease) in net assets	23,094	(3,805)	5,523	(85,594)	1,500
Net Assets:
Beginning of year	192,920	5,672	36,341	1,888,109	87,230
End of year	$216,014	$1,867	$41,864	$1,802,515	$88,730

The accompanying notes are an integral part of these financial statements.

	Deutsche Global Growth Fund Sub-Account	Select Overseas Fund Sub-Account	MassMutual Select Total Return Bond Fund Sub-Account	Select T. Rowe Price/ Frontier MC Gr II Fund Sub-Account	Select Western Strategic Bond Fund Sub-Account
Operations:
Net investment income (loss)	$(773)	$435	$4,481	$(584)	$3,513
Net realized gain (loss) on security transactions	16,906	162	(1,634)	1,423	210
Net realized gain on distributions	—	—	—	4,293	—
Net unrealized appreciation (depreciation) of investments during the year	13,879	15,223	3,345	4,161	4,548
Net increase (decrease) in net assets resulting from operations	30,012	15,820	6,192	9,293	8,271
Unit transactions:
Purchases	6,891	5,538	30,800	13,998	16,484
Net transfers	(1,316)	—	15,861	30,177	81,939
Surrenders for benefit payments and fees	(20,446)	(3)	(32,815)	(2,307)	(43,517)
Other transactions	(4)	(1)	—	(3)	(1)
Death benefits	—	—	—	—	—
Net loan activity	(4)	—	(34)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(14,879)	5,534	13,812	41,865	54,905
Net increase (decrease) in net assets	15,133	21,354	20,004	51,158	63,176
Net Assets:
Beginning of year	128,314	61,229	246,653	9,657	144,112
End of year	$143,447	$82,583	$266,657	$60,815	$207,288

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	ClearBridge Appreciation Fund Sub-Account	ClearBridge Aggressive Growth Fund Sub-Account	ClearBridge All Cap Value Fund Sub-Account	ClearBridge Mid Cap Fund Sub-Account	ClearBridge Small Cap Growth Fund Sub-Account
Operations:
Net investment income (loss)	$1,139	$(559)	$(119)	$(5,231)	$(5,598)
Net realized gain (loss) on security transactions	18,638	1,191	(10)	65,743	27,978
Net realized gain on distributions	22,211	3,865	3,313	72,080	30,307
Net unrealized appreciation (depreciation) of investments during the year	32,062	5,101	370	(11,525)	118,476
Net increase (decrease) in net assets resulting from operations	74,050	9,598	3,554	121,067	171,163
Unit transactions:
Purchases	51,561	11,845	1,875	149,870	102,711
Net transfers	(1,479)	(12,911)	—	116,700	(9,516)
Surrenders for benefit payments and fees	(51,673)	(15,965)	(18)	(149,466)	(73,958)
Other transactions	(4)	(5)	(3)	(5)	(15)
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	(51)	(31)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(1,595)	(17,036)	1,854	117,048	19,191
Net increase (decrease) in net assets	72,455	(7,438)	5,408	238,115	190,354
Net Assets:
Beginning of year	381,144	78,033	21,674	937,351	690,764
End of year	$453,599	$70,595	$27,082	$1,175,466	$881,118
The accompanying notes are an integral part of these financial statements.

	Thornburg International Value Fund Sub-Account	Thornburg Value Fund Sub-Account	Thornburg Core Growth Fund Sub-Account	Timothy Plan Large/Mid Cap Value Fund Sub-Account	T. Rowe Price Growth Stock Fund, Inc. Sub-Account
Operations:
Net investment income (loss)	$(3,926)	$(2,287)	$(6,565)	$(1,395)	$(65,941)
Net realized gain (loss) on security transactions	(3,672)	162,998	94,471	10,773	795,107
Net realized gain on distributions	464,717	—	—	10,240	1,044,564
Net unrealized appreciation (depreciation) of investments during the year	231,586	147,022	58,668	9,518	436,361
Net increase (decrease) in net assets resulting from operations	688,705	307,733	146,574	29,136	2,210,091
Unit transactions:
Purchases	383,147	139,155	97,837	34,548	1,169,390
Net transfers	(106,532)	13,990	(32,134)	(840)	(343,737)
Surrenders for benefit payments and fees	(863,603)	(162,595)	(142,902)	(167,288)	(2,512,782)
Other transactions	(710)	(14)	(16)	(5)	(178)
Death benefits	—	—	—	—	—
Net loan activity	(60)	(160)	(97)	(7)	(449)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(587,758)	(9,624)	(77,312)	(133,592)	(1,687,756)
Net increase (decrease) in net assets	100,947	298,109	69,262	(104,456)	522,335
Net Assets:
Beginning of year	2,966,546	1,458,855	670,145	269,592	7,409,846
End of year	$3,067,493	$1,756,964	$739,407	$165,136	$7,932,181

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	T. Rowe Price Equity Income Fund Sub-Account	T. Rowe Price Retirement 2010 Fund Sub-Account	T. Rowe Price Retirement 2020 Fund Sub-Account	T. Rowe Price Retirement 2030 Fund Sub-Account	T. Rowe Price Retirement 2040 Fund Sub-Account
Operations:
Net investment income (loss)	$7,760	$7,408	$70,238	$48,464	$9,859
Net realized gain (loss) on security transactions	56,682	43,806	519,879	560,747	406,272
Net realized gain on distributions	93,848	40,878	322,658	286,838	188,873
Net unrealized appreciation (depreciation) of investments during the year	27,536	18,130	573,065	1,001,306	614,144
Net increase (decrease) in net assets resulting from operations	185,826	110,222	1,485,840	1,897,355	1,219,148
Unit transactions:
Purchases	166,089	101,675	1,203,553	1,616,448	1,447,425
Net transfers	(156,691)	(227,590)	495,355	1,050,880	165,268
Surrenders for benefit payments and fees	(268,306)	(284,833)	(2,775,243)	(1,963,535)	(1,199,628)
Other transactions	(873)	(4)	303	(16)	71
Death benefits	—	—	—	—	—
Net loan activity	(24)	(50)	(250)	(538)	(576)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(259,805)	(410,802)	(1,076,282)	703,239	412,560
Net increase (decrease) in net assets	(73,979)	(300,580)	409,558	2,600,594	1,631,708
Net Assets:
Beginning of year	1,401,191	1,385,182	10,771,505	10,265,894	5,685,127
End of year	$1,327,212	$1,084,602	$11,181,063	$12,866,488	$7,316,835

The accompanying notes are an integral part of these financial statements.

	T. Rowe Price Retirement 2050 Fund Sub-Account	T. Rowe Price Retirement Balanced Fund Sub-Account	UBS Global Allocation Fund Sub-Account	UBS US Allocation Fund Sub-Account	Vanguard Small-Cap Index Fund Sub-Account
Operations:
Net investment income (loss)	$3,023	$(854)	$16	$(55)	$59,755
Net realized gain (loss) on security transactions	111,207	49,635	337	1,178	79,864
Net realized gain on distributions	80,109	15,217	—	176	—
Net unrealized appreciation (depreciation) of investments during the year	386,755	(14,014)	380	(65)	491,285
Net increase (decrease) in net assets resulting from operations	581,094	49,984	733	1,234	630,904
Unit transactions:
Purchases	776,148	62,186	1,407	439	6,104
Net transfers	43,423	(12,190)	(4,032)	—	(107,846)
Surrenders for benefit payments and fees	(553,489)	(274,536)	(7)	—	(300,890)
Other transactions	8	11	(2)	(1)	1
Death benefits	—	—	—	—	—
Net loan activity	(69)	—	—	—	(18)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	266,021	(224,529)	(2,634)	438	(402,649)
Net increase (decrease) in net assets	847,115	(174,545)	(1,901)	1,672	228,255
Net Assets:
Beginning of year	2,673,322	618,526	5,659	8,582	4,078,564
End of year	$3,520,437	$443,981	$3,758	$10,254	$4,306,819

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Vanguard Mid-Cap Index Fund Sub-Account	Vanguard Total Bond Market Index Fund Sub-Account	Vanguard Total Stock Market Index Fund Sub-Account	Victory Diversified Stock Fund Sub-Account	Victory Special Value Fund Sub-Account
Operations:
Net investment income (loss)	$38,660	$30,573	$51,725	$(1,826)	$(4,401)
Net realized gain (loss) on security transactions	60,831	(2,925)	82,127	13,388	126,291
Net realized gain on distributions	—	536	—	127,913	—
Net unrealized appreciation (depreciation) of investments during the year	376,294	14,514	404,835	7,064	160,903
Net increase (decrease) in net assets resulting from operations	475,785	42,698	538,687	146,539	282,793
Unit transactions:
Purchases	4,556	5,462	1,748	42,421	114,375
Net transfers	(98,619)	(76,623)	1,597	(5,610)	(48,358)
Surrenders for benefit payments and fees	(227,159)	(116,816)	(328,565)	(68,682)	(190,130)
Other transactions	124	46	—	(10)	(72)
Death benefits	—	—	—	—	—
Net loan activity	—	(47)	(56)	(20)	(21)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(321,098)	(187,978)	(325,276)	(31,901)	(124,206)
Net increase (decrease) in net assets	154,687	(145,280)	213,411	114,638	158,587
Net Assets:
Beginning of year	2,586,961	1,323,802	2,639,236	583,040	1,183,326
End of year	$2,741,648	$1,178,522	$2,852,647	$697,678	$1,341,913

The accompanying notes are an integral part of these financial statements.

	Victory Sycamore Small Company Opportunity Fund Sub-Account	Victory Sycamore Established Value Fund Sub-Account	Invesco Small Cap Discovery Fund Sub-Account	Invesco Comstock Fund Sub-Account	Invesco Equity and Income Fund Sub-Account
Operations:
Net investment income (loss)	$(2,017)	$49,412	$(12,544)	$64,898	$261,066
Net realized gain (loss) on security transactions	271,397	234,000	9,599	276,731	340,374
Net realized gain on distributions	241,405	235,856	257,760	121,099	751,786
Net unrealized appreciation (depreciation) of investments during the year	11,333	701,456	111,414	425,008	312,135
Net increase (decrease) in net assets resulting from operations	522,118	1,220,724	366,229	887,736	1,665,361
Unit transactions:
Purchases	542,066	3,464,362	214,182	431,358	773,586
Net transfers	(73,781)	786,844	(26,066)	(53,083)	(109,839)
Surrenders for benefit payments and fees	(543,365)	(2,235,804)	(356,869)	(1,205,285)	(2,699,273)
Other transactions	(17)	(2,619)	60	87	(45)
Death benefits	—	—	—	—	—
Net loan activity	(183)	(64)	(108)	(406)	(565)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(75,280)	2,012,719	(168,801)	(827,329)	(2,036,136)
Net increase (decrease) in net assets	446,838	3,233,443	197,428	60,407	(370,775)
Net Assets:
Beginning of year	4,820,539	6,673,214	1,641,421	5,622,931	17,239,276
End of year	$5,267,377	$9,906,657	$1,838,849	$5,683,338	$16,868,501

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Invesco Growth and Income Fund Sub-Account	Invesco Mid Cap Growth Fund Sub-Account	Invesco Quality Income Fund Sub-Account	Invesco Small Cap Value Fund Sub-Account	Invesco American Value Fund Sub-Account
Operations:
Net investment income (loss)	$27,647	$(12,012)	$41	$(10,233)	$(1,099)
Net realized gain (loss) on security transactions	214,654	148,936	(32)	75,136	33,605
Net realized gain on distributions	246,826	108,018	—	194,853	10,347
Net unrealized appreciation (depreciation) of investments during the year	(107,352)	26,878	35	(14,434)	(22,501)
Net increase (decrease) in net assets resulting from operations	381,775	271,820	44	245,322	20,352
Unit transactions:
Purchases	381,438	178,453	881	234,486	50,019
Net transfers	(49,432)	(46,206)	—	227,843	(654,167)
Surrenders for benefit payments and fees	(975,527)	(591,901)	(3,136)	(690,533)	(87,237)
Other transactions	(4)	(6)	1	57	(3)
Death benefits	—	—	—	—	—
Net loan activity	(122)	(11)	—	(81)	(3)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(643,647)	(459,671)	(2,254)	(228,228)	(691,391)
Net increase (decrease) in net assets	(261,872)	(187,851)	(2,210)	17,094	(671,039)
Net Assets:
Beginning of year	3,119,062	1,509,011	2,741	1,249,862	773,076
End of year	$2,857,190	$1,321,160	$531	$1,266,956	$102,037

The accompanying notes are an integral part of these financial statements.

	Invesco Value Opportunities Fund Sub-Account	Invesco Diversified Dividend Fund Sub-Account	Invesco American Franchise Fund Sub-Account	Invesco Global Core Equity Fund Sub-Account	Vanguard 500 Index Fund Sub-Account
Operations:
Net investment income (loss)	$(2,092)	$7,930	$(4,810)	$(41)	$102,462
Net realized gain (loss) on security transactions	26,427	15,244	45,138	1,010	173,928
Net realized gain on distributions	31,973	4,717	35,325	2,090	—
Net unrealized appreciation (depreciation) of investments during the year	34,113	19,632	84,023	5,454	778,613
Net increase (decrease) in net assets resulting from operations	90,421	47,523	159,676	8,513	1,055,003
Unit transactions:
Purchases	—	54,828	31,178	6,255	5,745
Net transfers	52,518	(76,042)	(28,125)	—	(68,024)
Surrenders for benefit payments and fees	(42,341)	(55,537)	(193,028)	(535)	(818,120)
Other transactions	(5)	(3)	(8)	(3)	(2)
Death benefits	—	—	—	—	—
Net loan activity	—	—	(7)	—	(43)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	10,172	(76,754)	(189,990)	5,717	(880,444)
Net increase (decrease) in net assets	100,593	(29,231)	(30,314)	14,230	174,559
Net Assets:
Beginning of year	555,627	673,717	719,840	37,292	5,242,992
End of year	$656,220	$644,486	$689,526	$51,522	$5,417,551

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Wells Fargo International Equity Fund Sub-Account	Wells Fargo Core Bond Fund Sub-Account	Columbia Seligman Communications and Information Fund Sub-Account	Columbia Seligman Global Technology Fund Sub-Account	Columbia Select Smaller-Cap Value Fund Sub-Account
Operations:
Net investment income (loss)	$2,668	$866	$(3,414)	$(2,006)	$(209)
Net realized gain (loss) on security transactions	4,452	120	70,909	7,245	459
Net realized gain on distributions	—	—	58,964	22,071	4,408
Net unrealized appreciation (depreciation) of investments during the year	9,335	1,549	6,441	53,594	(619)
Net increase (decrease) in net assets resulting from operations	16,455	2,535	132,900	80,904	4,039
Unit transactions:
Purchases	5,000	26,239	66,230	35,279	4,326
Net transfers	6,047	7,218	87,911	(8,243)	14,234
Surrenders for benefit payments and fees	(1)	(14,686)	(76,574)	(15,750)	(7,709)
Other transactions	(4)	3	(26)	(10)	(2)
Death benefits	—	—	—	—	—
Net loan activity	—	(60)	(29)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	11,042	18,714	77,512	11,276	10,849
Net increase (decrease) in net assets	27,497	21,249	210,412	92,180	14,888
Net Assets:
Beginning of year	67,873	91,109	359,214	237,775	20,340
End of year	$95,370	$112,358	$569,626	$329,955	$35,228

The accompanying notes are an integral part of these financial statements.

	TIAA-CREF Large Cap Value Index Fund Sub-Account	TIAA-CREF Large Cap Growth Fund Sub-Account	TIAA-CREF Bond Index Fund Sub-Account	TIAA-CREF Equity Index Fund Sub-Account	MM MSCI EAFE® International Index Fund Sub-Account
Operations:
Net investment income (loss)	$48,065	$22,251	$2,825	$37,944	$4,956
Net realized gain (loss) on security transactions	10,408	53,497	(104)	65,861	89,375
Net realized gain on distributions	45,534	16,668	74	15,517	4,155
Net unrealized appreciation (depreciation) of investments during the year	154,180	462,454	1,677	378,979	28,937
Net increase (decrease) in net assets resulting from operations	258,187	554,870	4,472	498,301	127,423
Unit transactions:
Purchases	240,655	279,509	19,696	374,719	89,515
Net transfers	198,405	(75,366)	20,507	222,170	225,084
Surrenders for benefit payments and fees	(79,733)	(124,092)	(38)	(130,263)	(564,438)
Other transactions	(779)	(12)	4	(63)	(6)
Death benefits	—	—	—	—	—
Net loan activity	(28)	(36)	—	(41)	(1)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	358,520	80,003	40,169	466,522	(249,846)
Net increase (decrease) in net assets	616,707	634,873	44,641	964,823	(122,423)
Net Assets:
Beginning of year	1,767,868	1,807,535	170,943	2,107,412	441,669
End of year	$2,384,575	$2,442,408	$215,584	$3,072,235	$319,246

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	MassMutual RetireSMARTSM 2015 Fund Sub-Account	MassMutual RetireSMARTSM 2020 Fund Sub-Account	MassMutual RetireSMARTSM 2025 Fund Sub-Account	MassMutual RetireSMARTSM 2030 Fund Sub-Account	MassMutual RetireSMARTSM 2035 Fund Sub-Account
Operations:
Net investment income (loss)	$13,453	$17,652	$34,728	$38,179	$31,273
Net realized gain (loss) on security transactions	2,342	10,415	25,495	5,750	1,606
Net realized gain on distributions	5,545	794	24,891	5,116	22,646
Net unrealized appreciation (depreciation) of investments during the year	24,189	78,915	100,213	155,150	97,440
Net increase (decrease) in net assets resulting from operations	45,529	107,776	185,327	204,195	152,965
Unit transactions:
Purchases	157,711	138,639	435,524	182,949	273,266
Net transfers	—	(39,210)	(207,901)	10,183	134,452
Surrenders for benefit payments and fees	(93,340)	(185,463)	(147,147)	(6,489)	(14,809)
Other transactions	(1)	(3)	(4)	(5)	(6)
Death benefits	—	—	—	—	—
Net loan activity	—	(56)	—	—	(30)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	64,370	(86,093)	80,472	186,638	392,873
Net increase (decrease) in net assets	109,899	21,683	265,799	390,833	545,838
Net Assets:
Beginning of year	387,813	886,220	1,143,994	1,163,890	696,647
End of year	$497,712	$907,903	$1,409,793	$1,554,723	$1,242,485

The accompanying notes are an integral part of these financial statements.

	MassMutual RetireSMARTSM 2040 Fund Sub-Account	MassMutual RetireSMARTSM 2045 Fund Sub-Account	MassMutual RetireSMARTSM 2050 Fund Sub-Account	MassMutual RetireSMARTSM In Retirement Fund Sub-Account	MassMutual RetireSMARTSM 2055 Sub-Account
Operations:
Net investment income (loss)	$26,354	$19,072	$10,647	$283	$3,712
Net realized gain (loss) on security transactions	12,618	6,930	9,058	156	2,444
Net realized gain on distributions	10,046	11,970	8,382	—	4,466
Net unrealized appreciation (depreciation) of investments during the year	113,556	70,394	44,296	1,048	9,962
Net increase (decrease) in net assets resulting from operations	162,574	108,366	72,383	1,487	20,584
Unit transactions:
Purchases	251,727	212,925	71,250	8,328	55,437
Net transfers	(20,680)	(8,229)	29,837	—	1,531
Surrenders for benefit payments and fees	(121,105)	(122,014)	(110,506)	(3,108)	(19,251)
Other transactions	(5)	(6)	(5)	(2)	(3)
Death benefits	—	—	—	—	—
Net loan activity	(49)	—	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	109,888	82,676	(9,424)	5,218	37,714
Net increase (decrease) in net assets	272,462	191,042	62,959	6,705	58,298
Net Assets:
Beginning of year	830,541	559,754	403,725	14,933	92,779
End of year	$1,103,003	$750,796	$466,684	$21,638	$151,077

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	American Century Heritage Fund Sub-Account	ClearBridge Small Cap Value Fund Sub-Account	Oak Ridge Small Cap Growth Fund Sub-Account	HIMCO VIT Index Fund Sub-Account	Oppenheimer Corporate Bond Fund Sub-Account (39)
Operations:
Net investment income (loss)	$(4,642)	$(16)	$(5,141)	$141,971	$—
Net realized gain (loss) on security transactions	(7,357)	21	(15,082)	241,582	—
Net realized gain on distributions	68,497	295	315,334	626,911	—
Net unrealized appreciation (depreciation) of investments during the year	70,949	(145)	(204,300)	1,105,121	—
Net increase (decrease) in net assets resulting from operations	127,447	155	90,811	2,115,585	—
Unit transactions:
Purchases	58,044	166	85,036	571,233	41
Net transfers	35,237	—	(6,959)	(80,926)	—
Surrenders for benefit payments and fees	(100,460)	(1,066)	(226,004)	(1,442,213)	(1)
Other transactions	(11)	(1)	(6)	(11)	—
Death benefits	—	—	—	—	—
Net loan activity	(67)	(4)	(18)	(162)	—
Net annuity transactions	—	—	—	(12,067)	—
Net increase (decrease) in net assets resulting from unit transactions	(7,257)	(905)	(147,951)	(964,146)	40
Net increase (decrease) in net assets	120,190	(750)	(57,140)	1,151,439	40
Net Assets:
Beginning of year	626,040	2,561	601,030	10,639,904	—
End of year	$746,230	$1,811	$543,890	$11,791,343	$40

(39)  Newly Funded November 17, 2017

The accompanying notes are an integral part of these financial statements.

	MassMutual Premier Small Cap Opportunities Fund Sub-Account	Fidelity VIP Freedom 2035 Portfolio Sub-Account	Fidelity VIP Freedom 2040 Portfolio Sub-Account	Fidelity VIP Freedom 2050 Portfolio Sub-Account	Ivy Small Cap Growth Fund Sub-Account
Operations:
Net investment income (loss)	$(139)	$—	$(119)	$3	$(283)
Net realized gain (loss) on security transactions	9,634	—	5,598	—	(304)
Net realized gain on distributions	20,498	—	847	13	36,463
Net unrealized appreciation (depreciation) of investments during the year	(12,915)	1	1	62	(13,579)
Net increase (decrease) in net assets resulting from operations	17,078	1	6,327	78	22,297
Unit transactions:
Purchases	19,629	—	—	—	14,308
Net transfers	98,978	—	36,217	—	565,621
Surrenders for benefit payments and fees	(8,149)	—	(42,543)	—	(6,786)
Other transactions	(1)	(1)	(1)	(1)	(2)
Death benefits	—	—	—	—	—
Net loan activity	(28)	—	—	—	(11)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	110,429	(1)	(6,327)	(1)	573,130
Net increase (decrease) in net assets	127,507	—	—	77	595,427
Net Assets:
Beginning of year	44,078	—	—	335	20,249
End of year	$171,585	$—	$—	$412	$615,676

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	MSIF Global Opportunity Portfolio Sub-Account	JPMorgan U.S. Government Money Market Fund Sub-Account	American Century U.S. Government Money Market Fund Sub-Account	Invesco Balanced-Risk Commodity Strategy Fund Sub-Account (35)	Columbia Select International Equity Fund Sub-Account
Operations:
Net investment income (loss)	$(619)	$(6,791)	$573	$(98)	$64
Net realized gain (loss) on security transactions	5,144	—	—	292	89
Net realized gain on distributions	209	—	—	—	—
Net unrealized appreciation (depreciation) of investments during the year	15,799	—	—	952	1,710
Net increase (decrease) in net assets resulting from operations	20,533	(6,791)	573	1,146	1,863
Unit transactions:
Purchases	7,378	212,615	195,155	2,772	—
Net transfers	2,500	296,653	69,543	15,933	—
Surrenders for benefit payments and fees	(25,476)	(614,631)	(157,541)	(5,314)	(804)
Other transactions	(8)	—	1	(1)	(3)
Death benefits	—	—	—	—	—
Net loan activity	—	(124)	(47)	(5)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(15,606)	(105,487)	107,111	13,385	(807)
Net increase (decrease) in net assets	4,927	(112,278)	107,684	14,531	1,056
Net Assets:
Beginning of year	48,238	1,150,940	1,210,841	—	7,437
End of year	$53,165	$1,038,662	$1,318,525	$14,531	$8,493

(35)  Funded as of April 20, 2017

The accompanying notes are an integral part of these financial statements.

	Putnam Growth Opportunities Fund Sub-Account	John Hancock New Opportunities Fund Sub-Account	Columbia Large Cap Growth III Sub-Account	Hartford Global Capital Appreciation Fund Sub-Account	Victory RS Value Fund Sub-Account
Operations:
Net investment income (loss)	$(21)	$(2,998)	$(6,646)	$5,974	$3,161
Net realized gain (loss) on security transactions	6	23,668	49,598	51,536	238
Net realized gain on distributions	47	38,071	35,907	5,648	414,904
Net unrealized appreciation (depreciation) of investments during the year	525	8,425	61,530	161,348	(89,450)
Net increase (decrease) in net assets resulting from operations	557	67,166	140,389	224,506	328,853
Unit transactions:
Purchases	910	17,144	79,974	114,422	3,756
Net transfers	—	24,463	(33,859)	(72,706)	(24,025)
Surrenders for benefit payments and fees	(14)	(102,024)	(130,681)	(247,209)	(263,159)
Other transactions	(1)	(6)	(6)	(4)	(1)
Death benefits	—	—	—	—	—
Net loan activity	—	—	(31)	(28)	(11)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	895	(60,423)	(84,603)	(205,525)	(283,440)
Net increase (decrease) in net assets	1,452	6,743	55,786	18,981	45,413
Net Assets:
Beginning of year	1,539	565,584	571,691	1,178,090	2,015,820
End of year	$2,991	$572,327	$627,477	$1,197,071	$2,061,233

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2017

	Pioneer Global Equity Fund Sub-Account (36)	MM Russell 2000® Small Cap Index Fund Sub-Account	MM S&P 500® Index Fund Sub-Account	MM S&P Mid Cap Index Fund Sub-Account	Russell Balanced Strategy Fund Sub-Account
Operations:
Net investment income (loss)	$(157)	$(623)	$20,135	$637	$3,535
Net realized gain (loss) on security transactions	1,229	14,676	51,498	41,844	(3,420)
Net realized gain on distributions	—	15,686	260,107	92,642	8,108
Net unrealized appreciation (depreciation) of investments during the year	45,999	(2,720)	(207,916)	73,860	14,698
Net increase (decrease) in net assets resulting from operations	47,071	27,019	123,824	208,983	22,921
Unit transactions:
Purchases	16,220	31,824	95,372	299,836	73,304
Net transfers	1,259,032	98,141	1,180,087	1,164,532	(3,268)
Surrenders for benefit payments and fees	(43,263)	(36,681)	(326,425)	(453,619)	(70,873)
Other transactions	(1)	(3)	3	12	(1)
Death benefits	—	—	—	—	—
Net loan activity	—	(1)	(2)	(27)	(39)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	1,231,988	93,280	949,035	1,010,734	(877)
Net increase (decrease) in net assets	1,279,059	120,299	1,072,859	1,219,717	22,044
Net Assets:
Beginning of year	—	65,576	377,476	507,181	238,235
End of year	$1,279,059	$185,875	$1,450,335	$1,726,898	$260,279

(36)  Funded as of November 17, 2017

(37)  Funded as of July, 21, 2017

The accompanying notes are an integral part of these financial statements.

	Russell Conservative Strategy Fund Sub-Account	Russell Equity Growth Strategy Fund Sub-Account	Russell Growth Strategy Fund Sub-Account (37)	Russell Moderate Strategy Fund Sub-Account
Operations:
Net investment income (loss)	$132	$10	$8,262	$4,141
Net realized gain (loss) on security transactions	(1,515)	—	31,005	(32,775)
Net realized gain on distributions	197	—	16,923	4,036
Net unrealized appreciation (depreciation) of investments during the year	2,399	4	7,701	50,800
Net increase (decrease) in net assets resulting from operations	1,213	14	63,891	26,202
Unit transactions:
Purchases	5,270	646	70,329	29,225
Net transfers	—	—	(2,663)	(597)
Surrenders for benefit payments and fees	(28,198)	(1)	(100,019)	(29,699)
Other transactions	(2)	—	—	(1)
Death benefits	—	—	—	—
Net loan activity	(17)	—	—	—
Net annuity transactions	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(22,947)	645	(32,353)	(1,072)
Net increase (decrease) in net assets	(21,734)	659	31,538	25,130
Net Assets:
Beginning of year	37,855	—	502,263	355,524
End of year	$16,121	$659	$533,801	$380,654

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (concluded)
For the Year Ended December 31, 2017

	PIMCO Total Return Fund Sub-Account	PIMCO Real Return Fund Sub-Account
Operations:
Net investment income (loss)	$365,991	$269,932
Net realized gain (loss) on security transactions	(431,360)	(95,696)
Net realized gain on distributions	—	—
Net unrealized appreciation (depreciation) of investments during the year	976,624	290,777
Net increase (decrease) in net assets resulting from operations	911,255	465,013
Unit transactions:
Purchases	2,600,955	1,494,800
Net transfers	(1,784,574)	117,846
Surrenders for benefit payments and fees	(5,203,614)	(3,265,729)
Other transactions	508	353
Death benefits	—	—
Net loan activity	(945)	(688)
Net annuity transactions	—	—
Net increase (decrease) in net assets resulting from unit transactions	(4,387,670)	(1,653,418)
Net increase (decrease) in net assets	(3,476,415)	(1,188,405)
Net Assets:
Beginning of year	23,752,069	15,592,061
End of year	$20,275,654	$14,403,656

The accompanying notes are an integral part of these financial statements.

[This page intentionally left blank]

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	American Century Equity Income Fund Sub-Account	American Century Growth Fund Sub-Account	American Century Ultra® Fund Sub-Account	American Century VP Balanced Fund Sub-Account	American Century VP International Fund Sub-Account
Operations:
Net investment income (loss)	$524,889	$106,251	$(1,395)	$1,437	$29
Net realized gain (loss) on security transactions	222,288	(131,424)	3,391	(1,268)	(4)
Net realized gain on distributions	1,943,259	910,556	14,823	7,165	—
Net unrealized appreciation (depreciation) of investments during the year	3,041,168	55,909	(5,117)	2,592	(619)
Net increase (decrease) in net assets resulting from operations	5,731,604	941,292	11,702	9,926	(594)
Unit transactions:
Purchases	3,772,066	991,778	29,246	1,632	1,200
Net transfers	(1,026,288)	(627,904)	67,096	(8,238)	—
Surrenders for benefit payments and fees	(5,109,504)	(9,195,872)	(34,671)	(4,040)	—
Other transactions	104,664	(14,096)	(2)	—	—
Death benefits	—	—	—	—	—
Net loan activity	(126)	(110)	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(2,259,188)	(8,846,204)	61,669	(10,646)	1,200
Net increase (decrease) in net assets	3,472,416	(7,904,912)	73,371	(720)	606
Net Assets:
Beginning of year	30,961,715	28,285,537	256,044	167,356	9,403
End of year	$34,434,131	$20,380,625	$329,415	$166,636	$10,009

The accompanying notes are an integral part of these financial statements.

	American Century Small Cap Value Fund Sub-Account	American Century Large Company Value Fund Sub-Account	American Century Inflation-Adjusted Bond Fund Sub-Account	American Century Equity Growth Fund Sub-Account	American Century VP Income & Growth Fund Sub-Account
Operations:
Net investment income (loss)	$23,980	$325	$981	$676	$4,329
Net realized gain (loss) on security transactions	(145,955)	1,200	(105)	88	15,750
Net realized gain on distributions	182,491	—	205	654	6,107
Net unrealized appreciation (depreciation) of investments during the year	867,720	3,692	3,451	8,815	4,572
Net increase (decrease) in net assets resulting from operations	928,236	5,217	4,532	10,233	30,758
Unit transactions:
Purchases	278,875	3,668	19,566	19,492	7,838
Net transfers	(123,467)	(1,823)	(3,464)	6,947	(144,600)
Surrenders for benefit payments and fees	(1,616,359)	(6,354)	(2,566)	(121)	(10,831)
Other transactions	(4,872)	(2)	(1)	559	(1)
Death benefits	—	—	—	—	—
Net loan activity	(38)	—	—	—	—
Net annuity transactions	—	—	—	—	(3,402)
Net increase (decrease) in net assets resulting from unit transactions	(1,465,861)	(4,511)	13,535	26,877	(150,996)
Net increase (decrease) in net assets	(537,625)	706	18,067	37,110	(120,238)
Net Assets:
Beginning of year	4,599,606	39,373	138,973	92,135	325,045
End of year	$4,061,981	$40,079	$157,040	$129,245	$204,807

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	American Century VP Ultra Fund Sub-Account	American Century VP Value Fund Sub-Account	American Century Mid Cap Value Fund Sub-Account	Invesco V.I. Small Cap Equity Fund Sub-Account	Invesco V.I. Diversified Dividend Fund Sub-Account
Operations:
Net investment income (loss)	$(2,355)	$8,652	$6,900	$(1,129)	$374
Net realized gain (loss) on security transactions	4,924	23,610	2,417	(4,276)	10,647
Net realized gain on distributions	26,178	—	29,610	11,636	—
Net unrealized appreciation (depreciation) of investments during the year	(4,482)	111,798	134,663	8,935	641
Net increase (decrease) in net assets resulting from operations	24,265	144,060	173,590	15,166	11,662
Unit transactions:
Purchases	2,827	14,344	104,495	1,345	80
Net transfers	(6,370)	15,899	323,091	51,510	(61,975)
Surrenders for benefit payments and fees	(8,865)	(31,820)	(40,287)	(16,776)	(8,299)
Other transactions	—	—	174	—	(1)
Death benefits	—	—	—	—	—
Net loan activity	—	—	(7)	—	—
Net annuity transactions	—	(2,231)	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(12,408)	(3,808)	387,466	36,079	(70,195)
Net increase (decrease) in net assets	11,857	140,252	561,056	51,245	(58,533)
Net Assets:
Beginning of year	663,935	804,667	544,313	175,633	144,250
End of year	$675,792	$944,919	$1,105,369	$226,878	$85,717
The accompanying notes are an integral part of these financial statements.

	Invesco European Growth Fund Sub-Account	Invesco International Growth Fund Sub-Account	Invesco Mid Cap Core Equity Fund Sub-Account	Invesco Small Cap Growth Fund Sub-Account	Invesco Real Estate Fund Sub-Account
Operations:
Net investment income (loss)	$5,411	$722	$(1,088)	$(8,474)	$79,409
Net realized gain (loss) on security transactions	(14,889)	158	(376)	(43,319)	8,093
Net realized gain on distributions	—	—	27,119	129,559	691,149
Net unrealized appreciation (depreciation) of investments during the year	(16,487)	(7,600)	3,724	89,527	(391,726)
Net increase (decrease) in net assets resulting from operations	(25,965)	(6,720)	29,379	167,293	386,925
Unit transactions:
Purchases	63,094	62,469	21,410	159,121	582,347
Net transfers	6,539	(2,567)	3,058	200,148	(149,007)
Surrenders for benefit payments and fees	(50,747)	(47,028)	(1,671)	(204,949)	(1,897,881)
Other transactions	500	334	(2)	237	3,124
Death benefits	—	—	—	—	—
Net loan activity	(23)	(103)	(1)	(46)	(243)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	19,363	13,105	22,794	154,511	(1,461,660)
Net increase (decrease) in net assets	(6,602)	6,385	52,173	321,804	(1,074,735)
Net Assets:
Beginning of year	505,528	351,214	249,601	1,236,411	6,584,943
End of year	$498,926	$357,599	$301,774	$1,558,215	$5,510,208

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	Invesco Small Cap Equity Fund Sub-Account	Invesco Developing Markets Fund Sub-Account	American Century Diversified Bond Fund Sub-Account	American Century Prime Money Market Fund Sub-Account (1)	Domini Impact Equity Fund Sub-Account (2)
Operations:
Net investment income (loss)	$(4,656)	$12,861	$614	$(2,069)	$13,542
Net realized gain (loss) on security transactions	(8,254)	10,978	(12)	(1)	(13,415)
Net realized gain on distributions	50,955	—	110	—	27,667
Net unrealized appreciation (depreciation) of investments during the year	63,911	307,516	(926)	—	127,087
Net increase (decrease) in net assets resulting from operations	101,956	331,355	(214)	(2,070)	154,881
Unit transactions:
Purchases	110,541	324,974	15,273	106,253	488,552
Net transfers	(58,243)	(105,992)	27,153	(1,157,837)	(72,481)
Surrenders for benefit payments and fees	(102,339)	(211,889)	(827)	(4,273)	(201,220)
Other transactions	526	18,246	2	3	20,106
Death benefits	—	—	—	—	—
Net loan activity	—	(39)	(12)	—	(7)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(49,515)	25,300	41,589	(1,055,854)	234,950
Net increase (decrease) in net assets	52,441	356,655	41,375	(1,057,924)	389,831
Net Assets:
Beginning of year	938,387	1,732,462	52,236	1,057,924	1,289,810
End of year	$990,828	$2,089,117	$93,611	$—	$1,679,641

(1)  Effective September 30, 2016 this fund was liquidated.

(2)  Formerly Domini Social Equity Fund. Changed effective November 30, 2016

The accompanying notes are an integral part of these financial statements.

	AB Global Bond Fund Sub-Account	AB Global Risk Allocation Fund Sub-Account	AB Growth and Income Fund Sub-Account	AB International Growth Fund Sub-Account	AB International Value Fund Sub-Account
Operations:
Net investment income (loss)	$414	$8,626	$1,435	$(503)	$(6,066)
Net realized gain (loss) on security transactions	186	(2,057)	909	(2,408)	(74,825)
Net realized gain on distributions	211	—	6,566	—	—
Net unrealized appreciation (depreciation) of investments during the year	877	4,587	4,065	(27,227)	58,394
Net increase (decrease) in net assets resulting from operations	1,688	11,156	12,975	(30,138)	(22,497)
Unit transactions:
Purchases	15,515	24,643	14,119	56,648	97,658
Net transfers	(3,196)	—	(217)	(16,070)	(90,598)
Surrenders for benefit payments and fees	(12,680)	(16,168)	(10,740)	(32,917)	(135,980)
Other transactions	53	21	(3)	54	8
Death benefits	—	—	—	—	—
Net loan activity	—	(4)	(30)	(28)	(7)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(308)	8,492	3,129	7,687	(128,919)
Net increase (decrease) in net assets	1,380	19,648	16,104	(22,451)	(151,416)
Net Assets:
Beginning of year	33,137	172,835	120,155	378,529	1,058,736
End of year	$34,517	$192,483	$136,259	$356,078	$907,320

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	AB Growth Fund Sub-Account	AB Discovery Growth Fund Sub-Account	AB Discovery Value Fund Sub-Account	AB Value Fund Sub-Account	AB High Income Fund Sub-Account
Operations:
Net investment income (loss)	$(358)	$(1,560)	$(5,399)	$48	$30,549
Net realized gain (loss) on security transactions	1,185	10,493	(2,037)	(2)	(9,681)
Net realized gain on distributions	519	—	35,333	—	—
Net unrealized appreciation (depreciation) of investments during the year	(471)	(629)	175,773	932	52,977
Net increase (decrease) in net assets resulting from operations	875	8,304	203,670	978	73,845
Unit transactions:
Purchases	4,289	28,145	83,270	6,299	100,900
Net transfers	(15,963)	(52,388)	(17,065)	—	141,800
Surrenders for benefit payments and fees	(59)	(31,370)	(96,925)	(33)	(57,731)
Other transactions	—	(1)	700	(2)	621
Death benefits		—	—	—	—
Net loan activity	—	—	(26)	—	(20)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(11,733)	(55,614)	(30,046)	6,264	185,570
Net increase (decrease) in net assets	(10,858)	(47,310)	173,624	7,242	259,415
Net Assets:
Beginning of year	61,721	246,100	909,311	5,810	355,875
End of year	$50,863	$198,790	$1,082,935	$13,052	$615,290

The accompanying notes are an integral part of these financial statements.

	American Funds AMCAP Fund® Sub-Account	American Funds American Balanced Fund® Sub-Account	American Funds Capital Income Builder® Sub-Account	American Funds EuroPacific Growth Fund Sub-Account	American Funds Fundamental Investors FundSM Sub-Account
Operations:
Net investment income (loss)	$(22,168)	$51,273	$426,644	$167,609	$97,572
Net realized gain (loss) on security transactions	76,913	185,934	224,578	347,933	679,423
Net realized gain on distributions	116,262	211,604	—	—	538,175
Net unrealized appreciation (depreciation) of investments during the year	89,733	145,547	397,656	(454,896)	558,729
Net increase (decrease) in net assets resulting from operations	260,740	594,358	1,048,878	60,646	1,873,899
Unit transactions:
Purchases	421,404	1,205,436	2,212,172	3,437,240	1,984,564
Net transfers	(236,596)	5,941	(422,516)	(793,872)	(1,138,691)
Surrenders for benefit payments and fees	(774,874)	(957,323)	(2,871,229)	(6,123,610)	(2,044,588)
Other transactions	411	2,441	(30,022)	(18,160)	9,389
Death benefits	—	—	—	—	—
Net loan activity	(184)	(261)	(434)	(797)	(260)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(589,839)	256,234	(1,112,029)	(3,499,199)	(1,189,586)
Net increase (decrease) in net assets	(329,099)	850,592	(63,151)	(3,438,553)	684,313
Net Assets:
Beginning of year	3,539,011	7,907,688	18,005,021	30,924,126	16,792,292
End of year	$3,209,912	$8,758,280	$17,941,870	$27,485,573	$17,476,605

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	American Funds New Perspective Fund® Sub-Account	American Funds The Bond Fund of America® Sub-Account	American Funds The Growth Fund of America® Sub-Account	American Funds The Income Fund of America® Sub-Account	American Funds The Investment Company of America® Sub-Account
Operations:
Net investment income (loss)	$(19,861)	$27,828	$(175,200)	$282,789	$74,690
Net realized gain (loss) on security transactions	87,449	34,761	991,168	245,826	65,019
Net realized gain on distributions	236,305	—	2,455,915	—	352,848
Net unrealized appreciation (depreciation) of investments during the year	(240,412)	16,560	(255,412)	670,128	704,826
Net increase (decrease) in net assets resulting from operations	63,481	79,149	3,016,471	1,198,743	1,197,383
Unit transactions:
Purchases	1,047,791	606,666	4,828,817	1,441,465	1,233,803
Net transfers	(230,541)	11,861	(1,389,490)	69,191	(170,459)
Surrenders for benefit payments and fees	(847,304)	(722,755)	(6,847,046)	(1,356,554)	(1,154,470)
Other transactions	3,614	681	(59,420)	(27,379)	5,761
Death benefits		—	—	—	—
Net loan activity	(186)	(323)	(1,559)	(281)	(261)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(26,626)	(103,870)	(3,468,698)	126,442	(85,626)
Net increase (decrease) in net assets	36,855	(24,721)	(452,227)	1,325,185	1,111,757
Net Assets:
Beginning of year	7,862,907	5,217,034	43,262,105	12,603,044	9,119,596
End of year	$7,899,762	$5,192,313	$42,809,878	$13,928,229	$10,231,353

The accompanying notes are an integral part of these financial statements.

	American Funds The New Economy Fund® Sub-Account	American Funds Washington Mutual Investors FundSM Sub-Account	American Funds American Mutual Fund® Sub-Account	American Funds Capital World Growth and Income Fund® Sub-Account	American Funds SMALLCAP World Fund® Sub-Account
Operations:
Net investment income (loss)	$(15,549)	$39,257	$50,325	$421,706	$(6,510)
Net realized gain (loss) on security transactions	15,079	106,060	376,225	533,544	1,875
Net realized gain on distributions	46,106	205,824	103,953	671,385	—
Net unrealized appreciation (depreciation) of investments during the year	(12,565)	189,648	63,473	(182,926)	45,555
Net increase (decrease) in net assets resulting from operations	33,071	540,789	593,976	1,443,709	40,920
Unit transactions:
Purchases	363,571	516,346	627,194	2,751,525	128,821
Net transfers	(78,710)	132,776	(1,533,046)	(1,306,471)	(47,639)
Surrenders for benefit payments and fees	(244,260)	(794,975)	(665,845)	(5,203,936)	(31,127)
Other transactions	1,393	1,805	(3,885)	1,968	398
Death benefits	—	—	—	—	—
Net loan activity	(117)	(151)	(52)	(706)	(12)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	41,877	(144,199)	(1,575,634)	(3,757,620)	50,441
Net increase (decrease) in net assets	74,948	396,590	(981,658)	(2,313,911)	91,361
Net Assets:
Beginning of year	2,242,472	4,426,605	4,840,014	26,852,451	909,807
End of year	$2,317,420	$4,823,195	$3,858,356	$24,538,540	$1,001,168

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	Ariel Appreciation Fund Sub-Account	Ariel Fund Sub-Account	Artisan Mid Cap Value Fund Sub-Account	Ave Maria Rising Dividend Fund Sub-Account	Ave Maria Catholic Values Fund Sub-Account
Operations:
Net investment income (loss)	$(129)	$(687)	$30,324	$20,731	$(752)
Net realized gain (loss) on security transactions	1,377	78	(147,582)	12,507	(2,002)
Net realized gain on distributions	10,528	14,111	95,381	119,861	—
Net unrealized appreciation (depreciation) of investments during the year	6,231	17,604	1,110,920	133,635	17,456
Net increase (decrease) in net assets resulting from operations	18,007	31,106	1,089,043	286,734	14,702
Unit transactions:
Purchases	13,257	15,679	236,058	454,696	31,306
Net transfers	117	1,003	(161,047)	(9,411)	(566)
Surrenders for benefit payments and fees	(31,647)	(967)	(1,931,123)	(134,648)	(6,090)
Other transactions	(3)	(2)	3	14	1
Death benefits		—	—		—
Net loan activity	(2)	—	(69)	(24)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(18,278)	15,713	(1,856,178)	310,627	24,651
Net increase (decrease) in net assets	(271)	46,819	(767,135)	597,361	39,353
Net Assets:
Beginning of year	157,589	193,038	5,662,385	1,795,111	77,865
End of year	$157,318	$239,857	$4,895,250	$2,392,472	$117,218

(3)  Formerly BlackRock LifePath® 2020 Portfolio. Change effective November 7, 2016

(4)  Formerly BlackRock LifePath® 2030 Portfolio. Change effective November 7, 2016

(5)  Formerly BlackRock LifePath® 2040 Portfolio. Change effective November 7, 2016

(6)  Formerly BlackRock LifePath® Retirement Fund. Change effective November 7, 2016

The accompanying notes are an integral part of these financial statements.

	Ave Maria Growth Fund Sub-Account	BlackRock LifePath® Dynamic 2020 Fund Sub-Account (3)	BlackRock LifePath® Dynamic 2030 Fund Sub-Account (4)	BlackRock LifePath® Dynamic 2040 Fund Sub-Account (5)	BlackRock LifePath® Dynamic Retirement Fund Sub-Account (6)
Operations:
Net investment income (loss)	$(3,058)	$249,183	$316,648	$315,045	$43,797
Net realized gain (loss) on security transactions	(1,341)	(634,496)	(701,858)	(581,173)	(126,446)
Net realized gain on distributions	21,696	—	195,074	80,076	—
Net unrealized appreciation (depreciation) of investments during the year	17,039	1,670,771	1,862,107	1,892,761	313,293
Net increase (decrease) in net assets resulting from operations	34,336	1,285,458	1,671,971	1,706,709	230,644
Unit transactions:
Purchases	87,504	2,254,953	3,498,045	3,405,207	312,072
Net transfers	11,419	(978,806)	(1,394,961)	(1,237,925)	(451,432)
Surrenders for benefit payments and fees	(33,108)	(6,473,893)	(5,922,693)	(4,432,409)	(1,067,835)
Other transactions	(3)	1,963	1,256	(70,108)	118
Death benefits	—	—	—	—	—
Net loan activity	(29)	(1,707)	(2,505)	(2,441)	(99)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	65,783	(5,197,490)	(3,820,858)	(2,337,676)	(1,207,176)
Net increase (decrease) in net assets	100,119	(3,912,032)	(2,148,887)	(630,967)	(976,532)
Net Assets:
Beginning of year	283,928	23,575,798	26,141,968	23,219,033	4,756,498
End of year	$384,047	$19,663,766	$23,993,081	$22,588,066	$3,779,966

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	BlackRock LifePath® Dynamic 2050 Fund Sub-Account (7)	BlackRock LifePath® Dynamic 2025 Fund Sub-Account (8)	BlackRock LifePath® Dynamic 2035 Fund Sub-Account (9)	BlackRock LifePath® Dynamic 2045 Fund Sub-Account (10)	BlackRock LifePath® Dynamic 2055 Fund Sub-Account (11)
Operations:
Net investment income (loss)	$56,474	$4,070	$1,516	$1,324	$1,133
Net realized gain (loss) on security transactions	(76,653)	(11,359)	(1,645)	(1,608)	1,007
Net realized gain on distributions	—	—	—	—	—
Net unrealized appreciation (depreciation) of investments during the year	346,039	52,876	14,012	10,110	6,457
Net increase (decrease) in net assets resulting from operations	325,860	45,587	13,883	9,826	8,597
Unit transactions:
Purchases	1,248,096	134,366	80,168	49,957	70,719
Net transfers	(218,334)	(236,183)	(5,371)	(2,237)	(4,157)
Surrenders for benefit payments and fees	(999,602)	(423,380)	(18,466)	(68,461)	(8,933)
Other transactions	450	31	11	—	8
Death benefits	—	—	—	—	—
Net loan activity	(706)	(28)	(112)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	29,904	(525,194)	56,230	(20,741)	57,637
Net increase (decrease) in net assets	355,764	(479,607)	70,113	(10,915)	66,234
Net Assets:
Beginning of year	3,461,771	753,177	189,463	138,792	77,527
End of year	$3,817,535	$273,570	$259,576	$127,877	$143,761

(7)  Formerly BlackRock LifePath® 2050 Portfolio. Change effective November 7, 2016

(8)  Formerly BlackRock LifePath® 2025 Portfolio. Change effective November 7, 2016

(9)  Formerly BlackRock LifePath® 2035 Portfolio. Change effective November 7, 2016

(10)  Formerly BlackRock LifePath® 2045 Portfolio. Change effective November 7, 2016

(11)  Formerly BlackRock LifePath® 2055 Portfolio. Change effective November 7, 2016

The accompanying notes are an integral part of these financial statements.

	Baron Small Cap Fund Sub-Account	BlackRock U.S. Government Bond Portfolio Sub-Account	BlackRock Equity Dividend Fund Sub-Account	BlackRock Capital Appreciation Fund Sub-Account	BlackRock Flexible Equity Fund Sub-Account
Operations:
Net investment income (loss)	$(568)	$1,151	$32,609	$(2,620)	$(618)
Net realized gain (loss) on security transactions	35,228	(12)	(3,513)	(6,136)	(1,601)
Net realized gain on distributions	458,189	281	207,905	12,577	—
Net unrealized appreciation (depreciation) of investments during the year	(233,845)	(1,328)	239,314	(6,559)	14,997
Net increase (decrease) in net assets resulting from operations	259,004	92	476,315	(2,738)	12,778
Unit transactions:
Purchases	132,524	22,334	449,238	43,341	60,949
Net transfers	(54,856)	(88)	(96,703)	308	(5,446)
Surrenders for benefit payments and fees	(1,308,103)	(5,692)	(171,126)	(90,130)	(20,776)
Other transactions	(8,892)	3	(14,979)	—	(1)
Death benefits	—	—	—	—	—
Net loan activity	(20)	—	(86)	(3)	(7)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(1,239,347)	16,557	166,344	(46,484)	34,719
Net increase (decrease) in net assets	(980,343)	16,649	642,659	(49,222)	47,497
Net Assets:
Beginning of year	3,442,438	133,641	3,040,158	318,357	120,197
End of year	$2,462,095	$150,290	$3,682,817	$269,135	$167,694

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	Calvert VP SRI Balanced Portfolio Sub-Account	Calvert Equity Portfolio Sub-Account	Calvert Bond Portfolio Sub-Account	Calvert Income Fund Sub-Account	Columbia Contrarian Core Fund Sub-Account
Operations:
Net investment income (loss)	$3,119	$(26,443)	$39,811	$18,469	$(1,022)
Net realized gain (loss) on security transactions	18,913	(48,922)	13,298	3,672	2,176
Net realized gain on distributions	8,630	576,319	5,806	—	4,523
Net unrealized appreciation (depreciation) of investments during the year	(5,388)	(399,304)	12,624	10,147	33,381
Net increase (decrease) in net assets resulting from operations	25,274	101,650	71,539	32,288	39,058
Unit transactions:
Purchases	2,564	660,918	284,700	90,545	118,799
Net transfers	(226,404)	(16,221)	(50,751)	127,765	10,597
Surrenders for benefit payments and fees	—	(819,806)	(537,468)	(110,358)	(35,554)
Other transactions	—	3,740	249	244	—
Death benefits	—	—	—	—	—
Net loan activity	—	(89)	(43)	—	(11)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(223,840)	(171,458)	(303,313)	108,196	93,831
Net increase (decrease) in net assets	(198,566)	(69,808)	(231,774)	140,484	132,889
Net Assets:
Beginning of year	510,165	5,778,791	2,246,449	692,506	468,149
End of year	$311,599	$5,708,983	$2,014,675	$832,990	$601,038

(38)  Effective May 20, 2016 Columbia International Opportunities Fund merged with Columbia Select Intl Equity.

(44)  Effective October 28, 2016 Columbia Large Cap Growth Fund II merged with Columbia Large Cap Growth Fund III.

The accompanying notes are an integral part of these financial statements.

	Columbia Large Cap Growth Fund II Sub-Account (44)	Columbia Small Cap Value I Fund Sub-Account	Columbia International Opportunities Fund Sub-Account (38)	Columbia Mid Cap Value Fund Sub-Account	Columbia Acorn Fund Sub-Account
Operations:
Net investment income (loss)	$(1,168)	$(383)	$78	$(1,449)	$(7,833)
Net realized gain (loss) on security transactions	16,559	(136)	(970)	(18,410)	(522,794)
Net realized gain on distributions	—	6,411	—	78,266	453,807
Net unrealized appreciation (depreciation) of investments during the year	(19,342)	8,814	212	73,604	205,337
Net increase (decrease) in net assets resulting from operations	(3,951)	14,706	(680)	132,011	128,517
Unit transactions:
Purchases	17,647	4,619	—	147,060	193,800
Net transfers	(120,630)	76	(8,231)	13,596	(1,022,664)
Surrenders for benefit payments and fees	(4,371)	(1,147)	(1,417)	(133,755)	(71,181)
Other transactions	—	(4)	—	767	84
Death benefits	—	—	—	—	—
Net loan activity	(3)	—	—	(23)	(32)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(107,357)	3,544	(9,648)	27,645	(899,993)
Net increase (decrease) in net assets	(111,308)	18,250	(10,328)	159,656	(771,476)
Net Assets:
Beginning of year	111,308	45,959	10,328	1,001,847	1,814,185
End of year	$—	$64,209	$—	$1,161,503	$1,042,709

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	Columbia Large Cap Growth Fund V Sub-Account (43)	CRM Mid Cap Value Fund Sub-Account	Columbia Disciplined Small Core Fund Sub-Account (12)	Calamos Global Equity Fund Sub-Account	Calamos International Growth Fund Sub-Account
Operations:
Net investment income (loss)	$(4,153)	$(879)	$(1,016)	$—	$(70)
Net realized gain (loss) on security transactions	(209,979)	(8,455)	(10,841)	—	(9)
Net realized gain on distributions	75,847	11,333	68,290	3	—
Net unrealized appreciation (depreciation) of investments during the year	127,709	27,973	(28,659)	(3)	(372)
Net increase (decrease) in net assets resulting from operations	(10,576)	29,972	27,774	—	(451)
Unit transactions:
Purchases	57,342	40,658	41,182	73	4,126
Net transfers	(504,455)	62,794	(10,022)	—	—
Surrenders for benefit payments and fees	(80,445)	(15,902)	(8,513)	(5)	(224)
Other transactions	35	(2)	(1)	1	—
Death benefits	—	—	—	—	—
Net loan activity	(21)	(2)	(16)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(527,544)	87,546	22,630	69	3,902
Net increase (decrease) in net assets	(538,120)	117,518	50,404	69	3,451
Net Assets:
Beginning of year	538,120	171,921	157,408	8	4,255
End of year	$—	$289,439	$207,812	$77	$7,706

(12)  Formerly Columbia Small Cap Core Fund. Change effective April 18, 2016

(43)  Funded as of October 28, 2016

The accompanying notes are an integral part of these financial statements.

	Davis Financial Fund Sub-Account	Davis New York Venture Fund Sub-Account	Davis Opportunity Fund Sub-Account	Delaware Diversified Income Fund Sub-Account	Delaware Extended Duration Bond Fund Sub-Account
Operations:
Net investment income (loss)	$(445)	$6,386	$(1,438)	$3,804	$410
Net realized gain (loss) on security transactions	2,230	(235,161)	554	(426)	6
Net realized gain on distributions	1,723	687,907	4,442	—	—
Net unrealized appreciation (depreciation) of investments during the year	17,513	184,066	18,854	(295)	(593)
Net increase (decrease) in net assets resulting from operations	21,021	643,198	22,412	3,083	(177)
Unit transactions:
Purchases	19,187	551,681	29,019	83,284	15,538
Net transfers	(4,836)	(134,940)	(316)	574	16,096
Surrenders for benefit payments and fees	(14,558)	(746,502)	(7,993)	(9,882)	(18)
Other transactions	(7)	585	26	(3)	(3)
Death benefits	—	—	—	—	—
Net loan activity	—	(119)	(14)	(2)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(214)	(329,295)	20,722	73,971	31,613
Net increase (decrease) in net assets	20,807	313,903	43,134	77,054	31,436
Net Assets:
Beginning of year	154,276	5,888,445	145,261	116,196	3,538
End of year	$175,083	$6,202,348	$188,395	$193,250	$34,974

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	Dreyfus Bond Market Index Fund Sub-Account	Dreyfus VIF Appreciation Portfolio Sub-Account	Dreyfus International Stock Index Fund Sub-Account	Dreyfus MidCap Index Fund Sub-Account	Dreyfus SmallCap Stock Index Fund Sub-Account
Operations:
Net investment income (loss)	$160,686	$240	$11,499	$101,717	$56,483
Net realized gain (loss) on security transactions	(16,884)	(2,074)	(11,083)	9,920	22,076
Net realized gain on distributions	52,942	5,735	—	1,190,035	456,761
Net unrealized appreciation (depreciation) of investments during the year	(146,223)	(1,470)	5,967	715,200	989,299
Net increase (decrease) in net assets resulting from operations	50,521	2,431	6,383	2,016,872	1,524,619
Unit transactions:
Purchases	2,821,979	1,348	34,946	3,365,311	2,480,569
Net transfers	1,861,366	(10,494)	(1,348)	1,043,892	1,230,617
Surrenders for benefit payments and fees	(773,966)	—	(179,061)	(1,190,938)	(758,894)
Other transactions	3,330	(1)	(9,990)	14,803	28,773
Death benefits	—	—	—	—	—
Net loan activity	(316)	—	—	(249)	(93)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	3,912,393	(9,147)	(155,453)	3,232,819	2,980,972
Net increase (decrease) in net assets	3,962,914	(6,716)	(149,070)	5,249,691	4,505,591
Net Assets:
Beginning of year	7,594,170	24,048	559,100	8,409,180	4,293,681
End of year	$11,557,084	$17,332	$410,030	$13,658,871	$8,799,272

The accompanying notes are an integral part of these financial statements.

	Dreyfus VIF Growth and Income Portfolio Sub-Account	Dreyfus VIF Quality Bond Portfolio Fund Sub-Account	Dreyfus Socially Responsible Growth Fund, Inc. Sub-Account	Dreyfus S&P 500 Index Fund Sub-Account	Dreyfus Intermediate Term Income Fund Sub-Account
Operations:
Net investment income (loss)	$118	$927	$(11)	$248,046	$20,183
Net realized gain (loss) on security transactions	6	(61)	(2,920)	171,095	(11,015)
Net realized gain on distributions	2,255	—	—	1,541,184	790
Net unrealized appreciation (depreciation) of investments during the year	1,171	(218)	1,849	(239,684)	15,888
Net increase (decrease) in net assets resulting from operations	3,550	648	(1,082)	1,720,641	25,846
Unit transactions:
Purchases	350	4,576	1,980	4,384,633	63,490
Net transfers	13,627	(2,720)	(9,975)	1,012,144	(97,111)
Surrenders for benefit payments and fees	—	(7,064)	—	(1,476,866)	(408,587)
Other transactions	(1)	—	—	(319)	66
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	(553)	(31)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	13,976	(5,208)	(7,995)	3,919,039	(442,173)
Net increase (decrease) in net assets	17,526	(4,560)	(9,077)	5,639,680	(416,327)
Net Assets:
Beginning of year	4,344	89,786	11,119	13,438,446	1,504,923
End of year	$21,870	$85,226	$2,042	$19,078,126	$1,088,596

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	Eaton Vance Large-Cap Value Fund Sub-Account	Eaton Vance Dividend Builder Fund Sub-Account	Eaton Vance Worldwide Health Sciences Fund Sub-Account	Eaton Vance Income Fund of Boston Sub-Account	Eaton Vance Balanced Fund Sub-Account
Operations:
Net investment income (loss)	$106,921	$16,590	$(6,214)	$115,128	$221
Net realized gain (loss) on security transactions	(282,766)	23,758	(38,554)	(20,418)	(5)
Net realized gain on distributions	—	48,728	83,178	—	198
Net unrealized appreciation (depreciation) of investments during the year	927,479	16,823	(176,882)	155,975	971
Net increase (decrease) in net assets resulting from operations	751,634	105,899	(138,472)	250,685	1,385
Unit transactions:
Purchases	503,581	101,876	195,600	390,260	24,029
Net transfers	(431,270)	(78,923)	(128,882)	(54,302)	—
Surrenders for benefit payments and fees	(3,260,229)	(74,628)	(129,142)	(263,818)	(12)
Other transactions	(5,162)	1,205	476	1,824	—
Death benefits	—	—	—	—	—
Net loan activity	(73)	(9)	(50)	(106)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(3,193,153)	(50,479)	(61,998)	73,858	24,017
Net increase (decrease) in net assets	(2,441,519)	55,420	(200,470)	324,543	25,402
Net Assets:
Beginning of year	10,469,706	1,274,124	906,090	2,168,970	31,265
End of year	$8,028,187	$1,329,544	$705,620	$2,493,513	$56,667

The accompanying notes are an integral part of these financial statements.

	Eaton Vance Atlanta Capital SMID-Cap Fund Sub-Account	Wells Fargo Asset Allocation Fund Sub-Account	Wells Fargo Emerging Markets Equity Fund Sub-Account	Wells Fargo Utility & Telecommunications Fund Sub-Account	Alger Capital Appreciation Institutional Portfolio Sub-Account
Operations:
Net investment income (loss)	$(4,082)	$1,644	$(5,343)	$28	$(27,740)
Net realized gain (loss) on security transactions	14,833	(8,394)	(48,661)	1,329	(24,255)
Net realized gain on distributions	32,059	—	—	—	24,641
Net unrealized appreciation (depreciation) of investments during the year	18,604	16,856	287,477	884	20,357
Net increase (decrease) in net assets resulting from operations	61,414	10,106	233,473	2,241	(6,997)
Unit transactions:
Purchases	97,334	41,170	458,676	2,423	485,547
Net transfers	339,789	(55,466)	(36,943)	—	74,064
Surrenders for benefit payments and fees	(144,078)	(96,238)	(251,570)	(6,264)	(398,973)
Other transactions	669	(3)	988	(3)	1,947
Death benefits	—	—	—	—	—
Net loan activity	(30)	(40)	(108)	—	(139)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	293,684	(110,577)	171,043	(3,844)	162,446
Net increase (decrease) in net assets	355,098	(100,471)	404,516	(1,603)	155,449
Net Assets:
Beginning of year	527,058	294,976	2,155,229	20,177	3,244,553
End of year	$882,156	$194,505	$2,559,745	$18,574	$3,400,002

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	Alger Mid Cap Growth Institutional Fund Sub-Account	Alger Small Cap Growth Institutional Fund Sub-Account	Nuveen Mid Cap Index Fund Sub-Account	Nuveen Small Cap Index Sub-Account	Nuveen Equity Index Fund Sub-Account
Operations:
Net investment income (loss)	$(8,441)	$(1,733)	$9,551	$32	$7,288
Net realized gain (loss) on security transactions	44,347	(26,511)	47,868	(1,194)	(1,921)
Net realized gain on distributions	—	—	235,436	680	101,065
Net unrealized appreciation (depreciation) of investments during the year	(38,899)	44,757	329,135	6,168	(1,126)
Net increase (decrease) in net assets resulting from operations	(2,993)	16,513	621,990	5,686	105,306
Unit transactions:
Purchases	111,706	33,461	597,297	7,607	320,607
Net transfers	(128,296)	(37,796)	(159,327)	7,859	(68,724)
Surrenders for benefit payments and fees	(130,174)	(19,731)	(389,750)	(59,046)	(199,136)
Other transactions	(18,011)	155	789	4	538
Death benefits	—	—	—	—	—
Net loan activity	(95)	(5)	(223)	(1)	(76)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(164,870)	(23,916)	48,786	(43,577)	53,209
Net increase (decrease) in net assets	(167,863)	(7,403)	670,776	(37,891)	158,515
Net Assets:
Beginning of year	1,309,487	265,833	3,244,481	66,888	1,025,321
End of year	$1,141,624	$258,430	$3,915,257	$28,997	$1,183,836
The accompanying notes are an integral part of these financial statements.

	Nuveen Mid Cap Growth Opportunities Fund Sub-Account	Nuveen Small Cap Select Fund Sub-Account	Nuveen Santa Barbara Dividend Growth Fund Sub-Account	Fidelity Advisor Equity Growth Fund Sub-Account	Fidelity Advisor Value Strategies Fund Sub-Account
Operations:
Net investment income (loss)	$(826)	$(251)	$128	$(1,002)	$1,652
Net realized gain (loss) on security transactions	(13,851)	(319)	—	19,125	2,215
Net realized gain on distributions	17,310	4,407	—	10,943	39,119
Net unrealized appreciation (depreciation) of investments during the year	(1,485)	3,342	1,539	(34,811)	(22,369)
Net increase (decrease) in net assets resulting from operations	1,148	7,179	1,667	(5,745)	20,617
Unit transactions:
Purchases	48,586	10,370	5,517	43,065	—
Net transfers	14,295	(2)	—	(66,596)	(44)
Surrenders for benefit payments and fees	(52,253)	(774)	(18)	(19,963)	(5,447)
Other transactions	1	(2)	(1)	25	—
Death benefits	—	—	—	—	—
Net loan activity	—	(5)	—	(5)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	10,629	9,587	5,498	(43,474)	(5,491)
Net increase (decrease) in net assets	11,777	16,766	7,165	(49,219)	15,126
Net Assets:
Beginning of year	378,382	28,716	12,429	228,451	206,777
End of year	$390,159	$45,482	$19,594	$179,232	$221,903

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	Fidelity Advisor Leveraged Company Stock Fund Sub-Account	Federated Equity Income Fund, Inc. Sub-Account	Federated Fund for U.S. Government Securities Fund Sub-Account	Federated MDT Mid Cap Growth Strategies Fund Sub-Account (13)	Federated High Income Bond Fund Sub-Account
Operations:
Net investment income (loss)	$(3,290)	$1,666	$3,960	$(691)	$2,038
Net realized gain (loss) on security transactions	127,827	(2,134)	(287)	(1,758)	1,497
Net realized gain on distributions	428,772	2,451	—	778	—
Net unrealized appreciation (depreciation) of investments during the year	(320,007)	8,564	(2,081)	8,891	2,328
Net increase (decrease) in net assets resulting from operations	233,302	10,547	1,592	7,220	5,863
Unit transactions:
Purchases	456,134	17,070	36,700	11,482	13,473
Net transfers	(563,483)	(12,947)	979	(2,830)	36,485
Surrenders for benefit payments and fees	(223,958)	(3,586)	(34,921)	(3,233)	(5,846)
Other transactions	2,068	(1)	369	(2)	46
Death benefits	—	—	—	—	—
Net loan activity	(108)	—	(17)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(329,347)	536	3,110	5,417	44,158
Net increase (decrease) in net assets	(96,045)	11,083	4,702	12,637	50,021
Net Assets:
Beginning of year	3,023,657	127,921	257,638	81,820	15,099
End of year	$2,927,612	$139,004	$262,340	$94,457	$65,120

(13)  Formerly Federated MDT Mid Cap Growth Strategies Fund. Changed Effective December 29, 2016

The accompanying notes are an integral part of these financial statements.

	Federated Kaufmann Fund Sub-Account	Federated Short-Term Income Fund Sub-Account	Federated Total Return Bond Fund Sub-Account	Federated Clover Small Value Fund Sub-Account	Federated International Leaders Fund Sub-Account
Operations:
Net investment income (loss)	$(35,757)	$819	$4,881	$153	$18
Net realized gain (loss) on security transactions	(135,103)	78	(2,710)	(227)	(1)
Net realized gain on distributions	441,700	—	512	917	—
Net unrealized appreciation (depreciation) of investments during the year	(153,164)	90	5,706	7,229	(38)
Net increase (decrease) in net assets resulting from operations	117,676	987	8,389	8,072	(21)
Unit transactions:
Purchases	472,376	—	26,696	1,897	380
Net transfers	157,464	(67)	5,594	15,953	—
Surrenders for benefit payments and fees	(774,051)	(2,682)	(85,180)	(3,003)	(10)
Other transactions	1,486	1	22	(4)	(1)
Death benefits	—	—	—	—	—
Net loan activity	(130)	—	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(142,855)	(2,748)	(52,868)	14,843	369
Net increase (decrease) in net assets	(25,179)	(1,761)	(44,479)	22,915	348
Net Assets:
Beginning of year	4,637,520	97,880	286,688	37,387	974
End of year	$4,612,341	$96,119	$242,209	$60,302	$1,322

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	Fidelity® VIP Growth Opportunities Portfolio Sub-Account	Fidelity® VIP Overseas Portfolio Sub-Account	Fidelity® VIP Value Strategies Portfolio Sub-Account	Fidelity VIP Balanced Fund Sub-Account	Fidelity® VIP Growth & Income Portfolio Sub-Account
Operations:
Net investment income (loss)	$(1,424)	$426	$198	$8,968	$3,020
Net realized gain (loss) on security transactions	4,457	107	15,058	4,393	843
Net realized gain on distributions	7,628	135	—	32,954	13,221
Net unrealized appreciation (depreciation) of investments during the year	(12,080)	(6,209)	(21,889)	34,732	20,109
Net increase (decrease) in net assets resulting from operations	(1,419)	(5,541)	(6,633)	81,047	37,193
Unit transactions:
Purchases	11,100	9,829	11,417	14,258	20,405
Net transfers	579	(42,607)	(115,298)	(50,147)	28,022
Surrenders for benefit payments and fees	(19,977)	—	(523)	(112,584)	(8,834)
Other transactions	—	1	—	—	—
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	—
Net annuity transactions	—	—	—	(8,912)	—
Net increase (decrease) in net assets resulting from unit transactions	(8,298)	(32,777)	(104,404)	(157,385)	39,593
Net increase (decrease) in net assets	(9,717)	(38,318)	(111,037)	(76,338)	76,786
Net Assets:
Beginning of year	401,472	114,889	176,061	1,473,104	220,094
End of year	$391,755	$76,571	$65,024	$1,396,766	$296,880

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Freedom 2020 Portfolio Sub-Account	Fidelity® VIP Freedom 2030 Portfolio Sub-Account	Fidelity® VIP Freedom 2015 Portfolio Sub-Account	Fidelity® VIP Freedom 2025 Portfolio Sub-Account	Fidelity® VIP FundsManager 70% Portfolio Sub-Account
Operations:
Net investment income (loss)	$464	$5,825	$1,005	$4,070	$—
Net realized gain (loss) on security transactions	(7,204)	(12,373)	(35)	(15,827)	(63)
Net realized gain on distributions	5,315	26,359	2,307	23,631	—
Net unrealized appreciation (depreciation) of investments during the year	6,390	21,033	1,173	22,540	22
Net increase (decrease) in net assets resulting from operations	4,965	40,844	4,450	34,414	(41)
Unit transactions:
Purchases	4,961	22,067	587	12,131	16
Net transfers	(12,507)	(38,439)	16,642	(13,641)	—
Surrenders for benefit payments and fees	(112,974)	(51,606)	(490)	(314,463)	(698)
Other transactions	—	494	—	—	—
Death benefits	—	—	—	—	—
Net loan activity	—	(57)	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(120,520)	(67,541)	16,739	(315,973)	(682)
Net increase (decrease) in net assets	(115,555)	(26,697)	21,189	(281,559)	(723)
Net Assets:
Beginning of year	192,097	721,231	82,195	774,151	725
End of year	$76,542	$694,534	$103,384	$492,592	$2

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	Fidelity Advisor® Stock Selector All Cap Fund Sub-Account	Templeton Global Opportunities Trust Sub-Account	Templeton Developing Markets Trust Sub-Account	Franklin High Income Fund Sub-Account	Franklin Strategic Income Fund Sub-Account
Operations:
Net investment income (loss)	$(36)	$390	$3,246	$70,266	$66,293
Net realized gain (loss) on security transactions	250	(1,370)	(161,038)	(25,247)	(56,712)
Net realized gain on distributions	7	382	—	—	—
Net unrealized appreciation (depreciation) of investments during the year	69	5,800	264,821	176,642	249,183
Net increase (decrease) in net assets resulting from operations	290	5,202	107,029	221,661	258,764
Unit transactions:
Purchases	1,260	14,955	158,926	190,508	436,610
Net transfers	—	(537)	(188,679)	(60,600)	(3,122)
Surrenders for benefit payments and fees	(1,784)	(5,017)	(119,200)	(70,336)	(573,808)
Other transactions	3	(2)	257	(511)	3,319
Death benefits	—	—	—	—	—
Net loan activity	—	(1)	(28)	(32)	(76)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(521)	9,398	(148,724)	59,029	(137,077)
Net increase (decrease) in net assets	(231)	14,600	(41,695)	280,690	121,687
Net Assets:
Beginning of year	3,075	50,133	877,222	1,188,586	3,638,893
End of year	$2,844	$64,733	$835,527	$1,469,276	$3,760,580

The accompanying notes are an integral part of these financial statements.

	Templeton Global Bond Fund Sub-Account	Franklin U.S. Government Securities Fund Sub-Account	Franklin Small Cap Value Fund Sub-Account	Franklin Mutual Global Discovery Fund Sub-Account	Templeton Growth Fund Sub-Account
Operations:
Net investment income (loss)	$109,585	$11,417	$(10,327)	$151,484	$14,805
Net realized gain (loss) on security transactions	(82,354)	(1,969)	16,250	(157,526)	(8,778)
Net realized gain on distributions	—	—	141,913	497,586	—
Net unrealized appreciation (depreciation) of investments during the year	295,078	(12,472)	506,044	842,555	117,873
Net increase (decrease) in net assets resulting from operations	322,309	(3,024)	653,880	1,334,099	123,900
Unit transactions:
Purchases	915,565	59,166	281,062	1,540,450	172,134
Net transfers	(348,714)	47,162	226,665	(133,708)	(333,477)
Surrenders for benefit payments and fees	(769,666)	(47,842)	(213,988)	(2,026,153)	(180,821)
Other transactions	1,992	(123)	(2,366)	2,433	371
Death benefits	—	—	—	—	—
Net loan activity	(65)	(35)	(146)	(307)	(24)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(200,888)	58,328	291,227	(617,285)	(341,817)
Net increase (decrease) in net assets	121,421	55,304	945,107	716,814	(217,917)
Net Assets:
Beginning of year	5,965,039	530,459	2,218,978	11,657,505	2,016,886
End of year	$6,086,460	$585,763	$3,164,085	$12,374,319	$1,798,969

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	Franklin Income Fund Sub-Account	Franklin Growth Fund Sub-Account	Franklin Total Return Fund Sub-Account	Franklin Balance Sheet Investment Fund Sub-Account	Franklin Mutual Beacon Fund Sub-Account
Operations:
Net investment income (loss)	$386,668	$29,263	$2,993	$2,486	$16,731
Net realized gain (loss) on security transactions	(56,728)	221,900	(251)	(226,375)	19,249
Net realized gain on distributions	—	354,457	—	142,040	68,025
Net unrealized appreciation (depreciation) of investments during the year	854,627	275,528	3,003	515,998	60,497
Net increase (decrease) in net assets resulting from operations	1,184,567	881,148	5,745	434,149	164,502
Unit transactions:
Purchases	1,047,028	2,394,644	72,999	52,411	100,309
Net transfers	(104,406)	(963,808)	16,518	(78,972)	14,041
Surrenders for benefit payments and fees	(928,674)	(1,120,170)	(18,912)	(579,103)	(222,199)
Other transactions	1,069	67,510	193	(7,649)	18,555
Death benefits	—	—	—	—	—
Net loan activity	(155)	(170)	(33)	(21)	(11)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	14,862	378,006	70,765	(613,334)	(89,305)
Net increase (decrease) in net assets	1,199,429	1,259,154	76,510	(179,185)	75,197
Net Assets:
Beginning of year	7,899,380	9,915,019	345,445	2,671,468	1,097,728
End of year	$9,098,809	$11,174,173	$421,955	$2,492,283	$1,172,925

The accompanying notes are an integral part of these financial statements.

	Franklin Mutual Shares Fund Sub-Account	Franklin Small-Mid Cap Growth Fund Sub-Account	Franklin Conservative Allocation Fund Sub-Account	Franklin Growth Allocation Fund Sub-Account	Franklin Moderate Allocation Fund Sub-Account
Operations:
Net investment income (loss)	$60,324	$(6,749)	$5,589	$(3,842)	$(2,647)
Net realized gain (loss) on security transactions	36,301	(179,298)	(10,385)	29,811	(37,810)
Net realized gain on distributions	202,770	275,809	20,087	115,271	107,533
Net unrealized appreciation (depreciation) of investments during the year	333,309	62,856	80,565	122,826	219,430
Net increase (decrease) in net assets resulting from operations	632,704	152,618	95,856	264,066	286,506
Unit transactions:
Purchases	408,379	121,228	418,522	1,046,096	955,971
Net transfers	(206,004)	(399,798)	(136,817)	(127,406)	(80,255)
Surrenders for benefit payments and fees	(638,257)	(625,643)	(335,995)	(1,279,957)	(1,702,998)
Other transactions	460	(18,607)	169	1,421	694
Death benefits	—	—	—	—	—
Net loan activity	(146)	(28)	(125)	(570)	(218)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(435,568)	(922,848)	(54,246)	(360,416)	(826,806)
Net increase (decrease) in net assets	197,136	(770,230)	41,610	(96,350)	(540,300)
Net Assets:
Beginning of year	4,546,441	5,127,118	2,897,784	5,916,647	7,363,056
End of year	$4,743,577	$4,356,888	$2,939,394	$5,820,297	$6,822,756

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	Templeton Foreign Fund Sub-Account	Franklin Small-Mid Cap Growth Fund Sub-Account	Highland Premier Growth Equity Sub-Account	Goldman Sachs Income Builder Fund Sub-Account	Goldman Sachs Capital Growth Fund Sub-Account
Operations:
Net investment income (loss)	$166,569	$(1,071)	$(932)	$2,052	$(17)
Net realized gain (loss) on security transactions	(275,697)	(5,151)	(38)	862	1
Net realized gain on distributions	—	16,913	23,577	—	24
Net unrealized appreciation (depreciation) of investments during the year	1,228,099	(3,067)	(18,171)	2,831	53
Net increase (decrease) in net assets resulting from operations	1,118,971	7,624	4,436	5,745	61
Unit transactions:
Purchases	565,349	1,390	21,769	7,146	855
Net transfers	(1,064,498)	8,115	(43)	(10,089)	—
Surrenders for benefit payments and fees	(2,049,405)	(18,914)	(412)	(5,679)	(10)
Other transactions	(39,319)	—	(1)	(1)	(1)
Death benefits	—	—	—	—	—
Net loan activity	(155)	—	—	(8)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(2,588,028)	(9,409)	21,313	(8,631)	844
Net increase (decrease) in net assets	(1,469,057)	(1,785)	25,749	(2,886)	905
Net Assets:
Beginning of year	11,726,236	153,679	85,844	74,705	859
End of year	$10,257,179	$151,894	$111,593	$71,819	$1,764

(14)  Effective September 30, 2016 this fund was liquidated.

The accompanying notes are an integral part of these financial statements.

	Goldman Sachs Core Fixed Income Fund Sub-Account (14)	Goldman Sachs U.S. Equity Insights Fund Sub-Account	Goldman Sachs Government Income Fund Sub-Account	Goldman Sachs Growth & Income Fund Sub-Account	Goldman Sachs Growth Opportunities Fund Sub-Account
Operations:
Net investment income (loss)	$1,043	$(5)	$30,943	$1,485	$(6,429)
Net realized gain (loss) on security transactions	461	124	(2,366)	20,931	(37,074)
Net realized gain on distributions	—	20	—	—	18,899
Net unrealized appreciation (depreciation) of investments during the year	(277)	(77)	(4,518)	(2,233)	22,723
Net increase (decrease) in net assets resulting from operations	1,227	62	24,059	20,183	(1,881)
Unit transactions:
Purchases	17,341	—	220,859	12,485	109,048
Net transfers	—	—	(45,095)	(64,057)	(186,947)
Surrenders for benefit payments and fees	(10,432)	(3)	(431,452)	(14,303)	(112,168)
Other transactions	(36)	(296)	89	(257)	1,984
Death benefits	—	—	—	—	—
Net loan activity	—	—	(50)	(3)	(66)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	6,873	(299)	(255,649)	(66,135)	(188,149)
Net increase (decrease) in net assets	8,100	(237)	(231,590)	(45,952)	(190,030)
Net Assets:
Beginning of year	101,575	863	2,254,826	185,430	907,684
End of year	$109,675	$626	$2,023,236	$139,478	$717,654

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	Goldman Sachs Focused International Equity Fund Sub-Account	Goldman Sachs Mid Cap Value Fund Sub-Account	Goldman Sachs Small Cap Value Fund Sub-Account	Goldman Sachs Strategic Growth Fund Sub-Account	Goldman Sachs High Yield Fund Sub-Account
Operations:
Net investment income (loss)	$493	$25,933	$(941)	$(129)	$216,689
Net realized gain (loss) on security transactions	(37)	(131,494)	36,018	(106)	(181,527)
Net realized gain on distributions	—	—	174,574	630	—
Net unrealized appreciation (depreciation) of investments during the year	(1,228)	621,320	919,312	(322)	489,727
Net increase (decrease) in net assets resulting from operations	(772)	515,759	1,128,963	73	524,889
Unit transactions:
Purchases	3,058	332,097	1,019,569	4,192	292,862
Net transfers	1,506	(256,385)	88,154	—	(163,216)
Surrenders for benefit payments and fees	(986)	(611,259)	(616,287)	(2,374)	(1,294,931)
Other transactions	(1)	(633)	3,143	(280)	202
Death benefits	—	—	—	—	—
Net loan activity	(4)	(382)	(89)	—	(41)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	3,573	(536,562)	494,490	1,538	(1,165,124)
Net increase (decrease) in net assets	2,801	(20,803)	1,623,453	1,611	(640,235)
Net Assets:
Beginning of year	23,833	4,547,692	4,173,912	19,376	4,479,745
End of year	$26,634	$4,526,889	$5,797,365	$20,987	$3,839,510

(42)  Effective May 13, 2016 John Hancock Small Cap Equity Fund merged with John Hancock New Opportunities Fund.

The accompanying notes are an integral part of these financial statements.

	Goldman Sachs Large Cap Value Fund Sub-Account	Goldman Sachs Small/Mid Cap Growth Fund Sub-Account	Goldman Sachs Satellite Strategies Portfolio Sub-Account	John Hancock Small Cap Equity Fund Sub-Account (42)	Hartford Balanced HLS Fund Sub-Account
Operations:
Net investment income (loss)	$2,953	$(1,948)	$22	$(1,243)	$171,530
Net realized gain (loss) on security transactions	11,783	(5,340)	(1)	20,742	162,002
Net realized gain on distributions	—	16,390	—	5,710	—
Net unrealized appreciation (depreciation) of investments during the year	26,994	(10,533)	19	(76,796)	76,623
Net increase (decrease) in net assets resulting from operations	41,730	(1,431)	40	(51,587)	410,155
Unit transactions:
Purchases	57,182	68,781	180	10,170	181,707
Net transfers	(2,009)	(12,668)	—	(553,106)	(151,883)
Surrenders for benefit payments and fees	(110,599)	(221,767)	(2)	(6,908)	(1,072,013)
Other transactions	(254)	33	—	3	229
Death benefits	—	—	—	—	—
Net loan activity	(30)	(17)	—	—	(11)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(55,710)	(165,638)	178	(549,841)	(1,041,971)
Net increase (decrease) in net assets	(13,980)	(167,069)	218	(601,428)	(631,816)
Net Assets:
Beginning of year	393,651	596,049	723	601,428	8,323,060
End of year	$379,671	$428,980	$941	$—	$7,691,244

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	Hartford Total Return Bond HLS Fund Sub-Account	Hartford Capital Appreciation HLS Fund Sub-Account	Hartford Dividend and Growth HLS Fund Sub-Account	The Hartford Healthcare HLS Fund Sub-Account	Hartford Global Growth HLS Fund Sub-Account
Operations:
Net investment income (loss)	$367,148	$159,057	$496,471	$109,718	$(1,536)
Net realized gain (loss) on security transactions	(35,976)	(1,790,227)	(246,946)	(200,985)	6,173
Net realized gain on distributions	66,205	2,379,666	3,316,297	780,785	99,689
Net unrealized appreciation (depreciation) of investments during the year	377,283	424,491	585,829	(1,103,021)	(93,360)
Net increase (decrease) in net assets resulting from operations	774,660	1,172,987	4,151,651	(413,503)	10,966
Unit transactions:
Purchases	796,727	765,167	1,412,154	364,639	104,610
Net transfers	(893,191)	(975,705)	(1,934,993)	(326,958)	(48,339)
Surrenders for benefit payments and fees	(3,822,009)	(6,649,494)	(9,108,959)	(810,960)	(60,445)
Other transactions	(14,426)	(17,275)	(48,175)	695	305
Death benefits	—	—	—	—	—
Net loan activity	(224)	(175)	(327)	(82)	—
Net annuity transactions	(19,426)	(2,505)	(4,904)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(3,952,549)	(6,879,987)	(9,685,204)	(772,666)	(3,869)
Net increase (decrease) in net assets	(3,177,889)	(5,707,000)	(5,533,553)	(1,186,169)	7,097
Net Assets:
Beginning of year	19,258,829	29,889,646	35,256,425	4,596,341	988,127
End of year	$16,080,940	$24,182,646	$29,722,872	$3,410,172	$995,224

The accompanying notes are an integral part of these financial statements.

	Hartford Growth Opportunities HLS Fund Sub-Account	Hartford International Opportunities HLS Fund Sub-Account	Hartford MidCap HLS Fund Sub-Account	Hartford Ultrashort Bond HLS Fund Sub-Account	Hartford Small Company HLS Fund Sub-Account
Operations:
Net investment income (loss)	$(32,676)	$7,482	$(1,299)	$(16,694)	$(15,365)
Net realized gain (loss) on security transactions	(116,960)	1,309	(213,358)	1,102	(488,129)
Net realized gain on distributions	926,780	—	1,838,539	—	527,005
Net unrealized appreciation (depreciation) of investments during the year	(842,560)	(4,372)	304,240	23,249	(45,249)
Net increase (decrease) in net assets resulting from operations	(65,416)	4,419	1,928,122	7,657	(21,738)
Unit transactions:
Purchases	696,480	67,460	281,196	414,210	266,665
Net transfers	115,439	(37,082)	(1,516,252)	(158,532)	(722,903)
Surrenders for benefit payments and fees	(604,089)	(46,402)	(3,255,421)	(746,136)	(1,011,064)
Other transactions	(2,607)	(639)	(8,487)	1,698	(32,210)
Death benefits	—	—	—	—	—
Net loan activity	(121)	(24)	(30)	(269)	(29)
Net annuity transactions	—	—	—	(8,049)	—
Net increase (decrease) in net assets resulting from unit transactions	205,102	(16,687)	(4,498,994)	(497,078)	(1,499,541)
Net increase (decrease) in net assets	139,686	(12,268)	(2,570,872)	(489,421)	(1,521,279)
Net Assets:
Beginning of year	6,254,496	932,706	20,216,498	5,037,573	6,629,606
End of year	$6,394,182	$920,438	$17,645,626	$4,548,152	$5,108,327

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	Hartford Small Cap Growth HLS Fund Sub-Account	Hartford Stock HLS Fund Sub-Account	Hartford U.S. Government Securities HLS Fund Sub-Account	Hartford Value HLS Fund Sub-Account	The Hartford Checks and Balances Fund Sub-Account
Operations:
Net investment income (loss)	$(3,803)	$57,460	$10,837	$15,206	$1,601
Net realized gain (loss) on security transactions	(14,376)	278,800	(2,138)	57,066	(5,875)
Net realized gain on distributions	27,133	—	—	189,359	24,184
Net unrealized appreciation (depreciation) of investments during the year	59,954	12,870	900	(76,261)	2,746
Net increase (decrease) in net assets resulting from operations	68,908	349,130	9,599	185,370	22,656
Unit transactions:
Purchases	72,955	41,854	43,177	107,536	54,036
Net transfers	2,100	40,861	2,416	(68,269)	(15,428)
Surrenders for benefit payments and fees	(76,803)	(968,646)	(147,404)	(134,178)	(69,078)
Other transactions	(442)	119	280	(4)	(1)
Death benefits	—	—	—	—	—
Net loan activity	(5)	—	(10)	(28)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(2,195)	(885,812)	(101,541)	(94,943)	(30,471)
Net increase (decrease) in net assets	66,713	(536,682)	(91,942)	90,427	(7,815)
Net Assets:
Beginning of year	551,216	5,417,201	955,080	1,487,469	364,159
End of year	$617,929	$4,880,519	$863,138	$1,577,896	$356,344

The accompanying notes are an integral part of these financial statements.

	The Hartford High Yield Sub-Account	The Hartford Dividend and Growth Fund Sub-Account	The Hartford International Opportunities Fund Sub-Account	The Hartford MidCap Fund Sub-Account	The Hartford Small Company Fund Sub-Account
Operations:
Net investment income (loss)	$1,652	$13,613	$968	$(7,352)	$(3,480)
Net realized gain (loss) on security transactions	(234)	9,005	(5,247)	2,651	(33,269)
Net realized gain on distributions	—	61,952	—	20,639	—
Net unrealized appreciation (depreciation) of investments during the year	3,082	158,875	8,496	58,369	62,429
Net increase (decrease) in net assets resulting from operations	4,500	243,445	4,217	74,307	25,680
Unit transactions:
Purchases	13,024	161,184	147,017	120,060	172,742
Net transfers	(6,761)	34,284	74,164	26,710	(46,249)
Surrenders for benefit payments and fees	(3)	(232,053)	(151,883)	(120,573)	(93,084)
Other transactions	11	(1)	—	4	178
Death benefits	—	—	—	—	—
Net loan activity	—	(40)	(39)	(18)	(83)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	6,271	(36,626)	69,259	26,183	33,504
Net increase (decrease) in net assets	10,771	206,819	73,476	100,490	59,184
Net Assets:
Beginning of year	31,053	1,840,975	422,769	691,105	1,135,743
End of year	$41,824	$2,047,794	$496,245	$791,595	$1,194,927

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	The Hartford Total Return Bond Fund Sub-Account	The Hartford Healthcare Fund Sub-Account	The Hartford Growth Opportunities Fund Sub-Account	The Hartford Value Opportunities Fund Sub-Account	Hartford Moderate Allocation Fund Sub-Account
Operations:
Net investment income (loss)	$8,062	$(2,123)	$(1,820)	$(25)	$7,969
Net realized gain (loss) on security transactions	(1,335)	2,479	1,461	(10)	(54,455)
Net realized gain on distributions	—	19,682	6,307	84	—
Net unrealized appreciation (depreciation) of investments during the year	4,218	(38,404)	(2,985)	1,497	154,026
Net increase (decrease) in net assets resulting from operations	10,945	(18,366)	2,963	1,546	107,540
Unit transactions:
Purchases	56,789	53,177	36,639	1,628	372,490
Net transfers	13,194	21,171	65,510	—	(200,220)
Surrenders for benefit payments and fees	(82,424)	(31,696)	(5,990)	(10)	(461,473)
Other transactions	31	176	(4)	(2)	371
Death benefits	—	—	—	—	—
Net loan activity	(3)	(12)	—	—	(92)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(12,413)	42,816	96,155	1,616	(288,924)
Net increase (decrease) in net assets	(1,468)	24,450	99,118	3,162	(181,384)
Net Assets:
Beginning of year	396,394	200,313	77,564	8,456	2,905,108
End of year	$394,926	$224,763	$176,682	$11,618	$2,723,724

The accompanying notes are an integral part of these financial statements.

	The Hartford Conservative Allocation Fund Sub-Account	The Hartford Capital Appreciation Fund Sub-Account	The Hartford Growth Allocation Fund Sub-Account	The Hartford Inflation Plus Fund Sub-Account	The Hartford Equity Income Fund Sub-Account
Operations:
Net investment income (loss)	$5,882	$(20,442)	$(5,045)	$1,335	$5,289
Net realized gain (loss) on security transactions	(26,230)	(77,900)	(64,047)	(2,213)	2,104
Net realized gain on distributions	—	—	—	—	18,308
Net unrealized appreciation (depreciation) of investments during the year	61,190	364,735	214,766	13,895	47,071
Net increase (decrease) in net assets resulting from operations	40,842	266,393	145,674	13,017	72,772
Unit transactions:
Purchases	137,129	785,423	502,012	109,290	100,825
Net transfers	(152,659)	(273,892)	(48,078)	34,065	(26,984)
Surrenders for benefit payments and fees	(303,540)	(1,015,581)	(422,338)	(71,770)	(51,933)
Other transactions	21,975	(3,486)	581	290	3
Death benefits	—	—	—	—	—
Net loan activity	(27)	(221)	(130)	(9)	(31)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(297,122)	(507,757)	32,047	71,866	21,880
Net increase (decrease) in net assets	(256,280)	(241,364)	177,721	84,883	94,652
Net Assets:
Beginning of year	1,259,793	8,079,777	3,117,292	405,104	475,748
End of year	$1,003,513	$7,838,413	$3,295,013	$489,987	$570,400

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	The Hartford Balanced Income Fund Sub-Account	The Hartford International Small Company Fund Sub-Account	The Hartford MidCap Value Fund Sub-Account	Hotchkis and Wiley Large Cap Value Fund Sub-Account	Invesco V.I. Technology Fund Sub-Account
Operations:
Net investment income (loss)	$1,751	$201	$(989)	$7,873	$(723)
Net realized gain (loss) on security transactions	2,220	854	(530)	7,873	2,956
Net realized gain on distributions	1,412	—	6,761	—	4,373
Net unrealized appreciation (depreciation) of investments during the year	5,867	1,747	6,760	96,834	(8,453)
Net increase (decrease) in net assets resulting from operations	11,250	2,802	12,002	112,580	(1,847)
Unit transactions:
Purchases	20,105	50,398	37,861	44,832	3,056
Net transfers	58,980	174,620	(3,454)	(17,199)	(2,667)
Surrenders for benefit payments and fees	(79,398)	(11,799)	(9,119)	(59,540)	(2,769)
Other transactions	18	1	(35)	(2)	—
Death benefits	—	—	—	—	—
Net loan activity	(10)	(4)	(40)	(3)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(305)	213,216	25,213	(31,912)	(2,380)
Net increase (decrease) in net assets	10,945	216,018	37,215	80,668	(4,227)
Net Assets:
Beginning of year	121,245	30,813	70,991	627,728	108,632
End of year	$132,190	$246,831	$108,206	$708,396	$104,405
The accompanying notes are an integral part of these financial statements.

	Invesco Technology Fund Sub-Account	Ivy Global Natural Resources Fund Sub-Account	Ivy Large Cap Growth Fund Sub-Account	Ivy Science & Technology Fund Sub-Account	Ivy Asset Strategy Fund Sub-Account
Operations:
Net investment income (loss)	$(2,071)	$(6,600)	$(4,177)	$(9,721)	$(10,771)
Net realized gain (loss) on security transactions	(5,423)	(91,067)	7,484	11,368	(71,886)
Net realized gain on distributions	22,115	—	29,104	—	—
Net unrealized appreciation (depreciation) of investments during the year	(19,593)	385,091	(27,149)	14,184	(7,865)
Net increase (decrease) in net assets resulting from operations	(4,972)	287,424	5,262	15,831	(90,522)
Unit transactions:
Purchases	39,591	211,921	94,349	266,985	211,884
Net transfers	(12,198)	(107,920)	(6,850)	(78,526)	(183,473)
Surrenders for benefit payments and fees	(42,639)	(115,425)	(35,090)	(226,581)	(74,582)
Other transactions	337	654	3	1,147	872
Death benefits	—	—	—	—	—
Net loan activity	—	(88)	(12)	(34)	(8)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(14,909)	(10,858)	52,400	(37,009)	(45,307)
Net increase (decrease) in net assets	(19,881)	276,566	57,662	(21,178)	(135,829)
Net Assets:
Beginning of year	345,425	1,263,933	554,888	1,306,363	1,503,239
End of year	$325,544	$1,540,499	$612,550	$1,285,185	$1,367,410

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	Janus Aspen Forty Portfolio Sub-Account	Janus Aspen Global Research Portfolio Sub-Account	Janus Aspen Enterprise Portfolio Sub-Account	Janus Aspen Balanced Portfolio Sub-Account	Janus Aspen Overseas Portfolio Sub-Account
Operations:
Net investment income (loss)	$(13,478)	$1,184	$(1,528)	$4,990	$7,318
Net realized gain (loss) on security transactions	(59,038)	5,707	(1,679)	2,493	(26,279)
Net realized gain on distributions	255,762	—	21,919	4,976	5,690
Net unrealized appreciation (depreciation) of investments during the year	(177,180)	(2,372)	10,854	(1,957)	(3,099)
Net increase (decrease) in net assets resulting from operations	6,066	4,519	29,566	10,502	(16,370)
Unit transactions:
Purchases	20,165	3,401	3,555	6,788	5,013
Net transfers	(217,005)	(49,228)	(11,336)	(101,638)	(29,601)
Surrenders for benefit payments and fees	(35,355)	(2,013)	(8,183)	(28,215)	(3,778)
Other transactions	—	—	—	—	(1)
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	—
Net annuity transactions	(2,489)	(1,807)	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(234,684)	(49,647)	(15,964)	(123,065)	(28,367)
Net increase (decrease) in net assets	(228,618)	(45,128)	13,602	(112,563)	(44,737)
Net Assets:
Beginning of year	2,187,837	336,829	280,733	449,975	218,168
End of year	$1,959,219	$291,701	$294,335	$337,412	$173,431

The accompanying notes are an integral part of these financial statements.

	Janus Flexible Bond Fund Sub-Account	Janus Forty Fund Sub-Account	Janus Balanced Fund Sub-Account	Janus Enterprise Fund Sub-Account	Janus Overseas Fund Sub-Account
Operations:
Net investment income (loss)	$343	$(33,706)	$33,513	$(11,870)	$3,348
Net realized gain (loss) on security transactions	(104)	(232,445)	542	22,080	(147,874)
Net realized gain on distributions	—	344,037	31,451	25,491	—
Net unrealized appreciation (depreciation) of investments during the year	(62)	(17,466)	31,270	110,354	(10,623)
Net increase (decrease) in net assets resulting from operations	177	60,420	96,776	146,055	(155,149)
Unit transactions:
Purchases	3,467	526,921	375,806	237,237	227,904
Net transfers	(2,991)	(219,124)	218,485	248,507	(182,888)
Surrenders for benefit payments and fees	—	(558,852)	(273,343)	(132,521)	(208,810)
Other transactions	1	3,134	497	382	602
Death benefits	—	—	—	—	—
Net loan activity	—	(150)	(180)	(57)	(61)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	477	(248,071)	321,265	353,548	(163,253)
Net increase (decrease) in net assets	654	(187,651)	418,041	499,603	(318,402)
Net Assets:
Beginning of year	23,171	5,747,997	2,288,895	1,035,851	1,966,900
End of year	$23,825	$5,560,346	$2,706,936	$1,535,454	$1,648,498

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	Janus Global Research Fund Sub-Account	Perkins Mid Cap Value Fund Sub-Account	Prudential Jennison Natural Resources Fund, Inc. Sub-Account	Prudential Jennison Mid-Cap Growth Fund, Inc. Sub-Account	Prudential Jennison 20/20 Focus Fund Sub-Account
Operations:
Net investment income (loss)	$(475)	$(1,808)	$7,498	$(5,603)	$(3,071)
Net realized gain (loss) on security transactions	(4,712)	(8,438)	(6,516)	(2,197)	(5,729)
Net realized gain on distributions	—	40,770	—	54,164	31,918
Net unrealized appreciation (depreciation) of investments during the year	5,791	35,737	182,771	(16,858)	(13,742)
Net increase (decrease) in net assets resulting from operations	604	66,261	183,753	29,506	9,376
Unit transactions:
Purchases	19,011	73,656	116,863	107,393	40,794
Net transfers	777	7,952	(30,460)	22,823	(11,097)
Surrenders for benefit payments and fees	(81,590)	(24,548)	(92,653)	(99,287)	(37,519)
Other transactions	548	103	12,427	182	(4)
Death benefits	—	—	—	—	—
Net loan activity	—	(16)	—	(2)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(61,254)	57,147	6,177	31,109	(7,826)
Net increase (decrease) in net assets	(60,650)	123,408	189,930	60,615	1,550
Net Assets:
Beginning of year	323,796	355,015	526,194	793,283	346,948
End of year	$263,146	$478,423	$716,124	$853,898	$348,498

The accompanying notes are an integral part of these financial statements.

	JPMorgan Large Cap Growth Fund Sub-Account	JPMorgan Core Bond Fund Sub-Account	JPMorgan Small Cap Equity Fund Sub-Account	JPMorgan Small Cap Growth Fund Sub-Account	JPMorgan Small Cap Value Fund Sub-Account
Operations:
Net investment income (loss)	$(707)	$55,977	$(340)	$(4,346)	$911
Net realized gain (loss) on security transactions	(35)	1,243	3,507	(724)	78,444
Net realized gain on distributions	6,324	10,354	1,520	15,951	201
Net unrealized appreciation (depreciation) of investments during the year	(7,813)	(25,238)	4,839	21,515	50,912
Net increase (decrease) in net assets resulting from operations	(2,231)	42,336	9,526	32,396	130,468
Unit transactions:
Purchases	1,005	685,943	5,127	75,532	75,278
Net transfers	—	108,425	1,802	(9,212)	(626,929)
Surrenders for benefit payments and fees	(7)	(501,255)	(5,448)	(15,218)	(36,900)
Other transactions	—	6,339	(5)	(28)	28
Death benefits	—	—	—	—	—
Net loan activity	—	(12)	—	(19)	(16)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	998	299,440	1,476	51,055	(588,539)
Net increase (decrease) in net assets	(1,233)	341,776	11,002	83,451	(458,071)
Net Assets:
Beginning of year	71,079	2,487,251	46,606	362,347	769,263
End of year	$69,846	$2,829,027	$57,608	$445,798	$311,192

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	JPMorgan U.S. Equity Fund Sub-Account	JPMorgan SmartRetirement 2015 Fund Sub-Account	JPMorgan SmartRetirement 2020 Fund Sub-Account	JPMorgan SmartRetirement 2025 Fund Sub-Account	JPMorgan SmartRetirement 2030 Fund Sub-Account
Operations:
Net investment income (loss)	$7,948	$25,204	$75,460	$77,480	$89,975
Net realized gain (loss) on security transactions	2,312	(514)	(13,588)	(3,338)	(15,295)
Net realized gain on distributions	57,642	—	32,380	57,768	60,346
Net unrealized appreciation (depreciation) of investments during the year	91,788	42,447	143,966	184,269	207,624
Net increase (decrease) in net assets resulting from operations	159,690	67,137	238,218	316,179	342,650
Unit transactions:
Purchases	216,440	255,135	1,147,673	1,233,283	1,670,654
Net transfers	(20,936)	96,868	270,354	414,864	799,227
Surrenders for benefit payments and fees	(287,569)	(238,246)	(321,371)	(606,799)	(767,602)
Other transactions	392	1,671	4,682	1,461	5,217
Death benefits		—	—	—	—
Net loan activity	(49)	(73)	(106)	(538)	(589)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(91,722)	115,355	1,101,232	1,042,271	1,706,907
Net increase (decrease) in net assets	67,968	182,492	1,339,450	1,358,450	2,049,557
Net Assets:
Beginning of year	1,552,547	1,647,265	4,634,534	5,790,688	5,729,070
End of year	$1,620,515	$1,829,757	$5,973,984	$7,149,138	$7,778,627

The accompanying notes are an integral part of these financial statements.

	JPMorgan SmartRetirement 2035 Fund Sub-Account	JPMorgan SmartRetirement 2040 Fund Sub-Account	JPMorgan SmartRetirement 2045 Fund Sub-Account	JPMorgan SmartRetirement 2050 Fund Sub-Account	JPMorgan SmartRetirement Income Fund Sub-Account
Operations:
Net investment income (loss)	$45,489	$62,567	$28,249	$28,505	$14,547
Net realized gain (loss) on security transactions	(10,139)	(720)	5,046	(1,006)	(2,369)
Net realized gain on distributions	33,354	53,815	28,419	29,009	—
Net unrealized appreciation (depreciation) of investments during the year	123,168	146,362	101,311	80,737	29,453
Net increase (decrease) in net assets resulting from operations	191,872	262,024	163,025	137,245	41,631
Unit transactions:
Purchases	844,036	1,348,257	744,591	776,045	189,456
Net transfers	146,100	1,145,616	(204,774)	606,314	223,013
Surrenders for benefit payments and fees	(500,620)	(654,915)	(596,633)	(324,418)	(288,138)
Other transactions	3,197	2,604	(1,130)	2,960	3,544
Death benefits	—	—	—	—	—
Net loan activity	(419)	(678)	(733)	(127)	(78)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	492,294	1,840,884	(58,679)	1,060,774	127,797
Net increase (decrease) in net assets	684,166	2,102,908	104,346	1,198,019	169,428
Net Assets:
Beginning of year	3,219,591	3,513,239	2,703,313	1,586,288	809,399
End of year	$3,903,757	$5,616,147	$2,807,659	$2,784,307	$978,827

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	JP Morgan Smart Retirement 2055 Fund Sub-Account	JP Morgan Prime Money Market Fund Sub-Account (46)	Keeley Small Cap Value Fund Sub-Account	Loomis Sayles Bond Fund Sub-Account	LKCM Aquinas Growth Fund Sub-Account (15)
Operations:
Net investment income (loss)	$5,353	$(6,799)	$1,786	$51,710	$24,730
Net realized gain (loss) on security transactions	(6,997)	(28)	46,222	(37,182)	(39,167)
Net realized gain on distributions	4,743	—	75,267	38,560	—
Net unrealized appreciation (depreciation) of investments during the year	18,353	—	143,836	224,765	27,630
Net increase (decrease) in net assets resulting from operations	21,452	(6,827)	267,111	277,853	13,193
Unit transactions:
Purchases	260,660	209,756	95,605	648,566	42,983
Net transfers	(27,002)	(1,159,683)	(121,761)	(308,084)	(279,330)
Surrenders for benefit payments and fees	(51,520)	(193,326)	(275,942)	(476,930)	(21,208)
Other transactions	59	28	4	4,457	2
Death benefits	—	—	—	—	—
Net loan activity	(57)	(294)	(54)	(6)	(10)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	182,140	(1,143,516)	(302,148)	(131,997)	(257,563)
Net increase (decrease) in net assets	203,592	(1,150,343)	(35,037)	145,856	(244,370)
Net Assets:
Beginning of year	344,647	1,150,346	1,608,260	3,503,069	244,370
End of year	$548,239	$—	$1,573,223	$3,648,925	$—

(15)  Effective July 29, 2016 LKCM Aquinas Growth Fund merged with LKCM Aquinas Value fund.

(16)  Formerly LKCM Aquinas Value Fund. Change effective August 19, 2016

(46)  Effective September 30, 2016 this fund was liquidated.

The accompanying notes are an integral part of these financial statements.

	LKCM Aquinas Catholic Equity Fund Sub-Account (16)	Lord Abbett Affiliated Fund Sub-Account	Lord Abbett Fundamental Equity Fund Sub-Account	Lord Abbett Bond Debenture Fund Sub-Account	Lord Abbett Growth Opportunities Fund Sub-Account
Operations:
Net investment income (loss)	$(1,707)	$7,183	$39,919	$95,084	$(1,423)
Net realized gain (loss) on security transactions	(13,239)	13,034	(60,578)	(14,306)	(2,319)
Net realized gain on distributions	35,266	25,251	150,291	—	4,983
Net unrealized appreciation (depreciation) of investments during the year	(77)	21,490	444,389	183,528	(914)
Net increase (decrease) in net assets resulting from operations	20,243	66,958	574,021	264,306	327
Unit transactions:
Purchases	118,255	54,092	459,079	336,284	26,927
Net transfers	98,012	(224,367)	(255,352)	(9,133)	704
Surrenders for benefit payments and fees	(40,898)	(54,151)	(362,817)	(186,852)	(18,761)
Other transactions	(9)	171	3,924	626	7
Death benefits	—	—	—	—	—
Net loan activity	(20)	(44)	(46)	(51)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	175,340	(224,299)	(155,212)	140,874	8,877
Net increase (decrease) in net assets	195,583	(157,341)	418,809	405,180	9,204
Net Assets:
Beginning of year	307,171	658,787	3,870,390	2,286,319	151,206
End of year	$502,754	$501,446	$4,289,199	$2,691,499	$160,410

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	Lord Abbett Calibrated Dividend Growth Fund Sub-Account	Lord Abbett Total Return Fund Sub-Account	Lord Abbett Developing Growth Fund Sub-Account	Lord Abbett International Core Equity Fund Sub-Account	Lord Abbett Value Opportunities Fund Sub-Account
Operations:
Net investment income (loss)	$1,035	$95,413	$(9,374)	$4,190	$(25,101)
Net realized gain (loss) on security transactions	1,761	794	(178,221)	(2,383)	(86,104)
Net realized gain on distributions	9,894	15,600	—	—	215,783
Net unrealized appreciation (depreciation) of investments during the year	6,554	(55,457)	108,365	(6,131)	430,473
Net increase (decrease) in net assets resulting from operations	19,244	56,350	(79,230)	(4,324)	535,051
Unit transactions:
Purchases	21,263	573,948	204,268	62,157	439,429
Net transfers	(21,197)	2,583,995	(178,875)	(23,631)	41,635
Surrenders for benefit payments and fees	(7,499)	(628,055)	(451,183)	(10,044)	(492,269)
Other transactions	6	232	11	380	1,320
Death benefits	—	—	—	—	—
Net loan activity	(3)	(128)	(48)	—	(76)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(7,430)	2,529,992	(425,827)	28,862	(9,961)
Net increase (decrease) in net assets	11,814	2,586,342	(505,057)	24,538	525,090
Net Assets:
Beginning of year	143,634	2,582,646	1,590,686	239,690	3,490,106
End of year	$155,448	$5,168,988	$1,085,629	$264,228	$4,015,196

The accompanying notes are an integral part of these financial statements.

	Clearbridge Value Trust Sub-Account	BMO Mid-Cap Value Fund Sub-Account	MassMutual RetireSMARTSM 2010 Fund Sub-Account	MFS® Emerging Markets Debt Fund Sub-Account	Massachusetts Investors Growth Stock Fund Sub-Account
Operations:
Net investment income (loss)	$(182)	$4,177	$1,031	$16,319	$15,624
Net realized gain (loss) on security transactions	1,185	(24,099)	(1,706)	633	19,906
Net realized gain on distributions	—	189,774	—	—	140,836
Net unrealized appreciation (depreciation) of investments during the year	30,387	(58,029)	2,795	15,439	16,862
Net increase (decrease) in net assets resulting from operations	31,390	111,823	2,120	32,391	193,228
Unit transactions:
Purchases	16,775	65,235	11,240	109,857	66,617
Net transfers	42,244	(10,313)	—	1,104	(184,658)
Surrenders for benefit payments and fees	(68,467)	(130,113)	(3,259)	(49,775)	(271,342)
Other transactions	(3)	85	—	372	271
Death benefits	—	—	—	—	—
Net loan activity	—	(16)	—	(12)	(2)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(9,451)	(75,122)	7,981	61,546	(389,114)
Net increase (decrease) in net assets	21,939	36,701	10,101	93,937	(195,886)
Net Assets:
Beginning of year	301,662	775,355	42,771	392,881	3,029,946
End of year	$323,601	$812,056	$52,872	$486,818	$2,834,060

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	MFS High Income Fund Sub-Account	MFS International New Discovery Fund Sub-Account	MFS Mid Cap Growth Fund Sub-Account	MFS New Discovery Fund Sub-Account	MFS Research International Fund Sub-Account
Operations:
Net investment income (loss)	$64,570	$2,681	$(4,081)	$(1,067)	$29,824
Net realized gain (loss) on security transactions	(44,593)	3,845	17,535	14,583	(39,614)
Net realized gain on distributions	—	3,726	26,659	50,434	—
Net unrealized appreciation (depreciation) of investments during the year	135,043	(10,162)	(16,596)	138,233	(44,002)
Net increase (decrease) in net assets resulting from operations	155,020	90	23,517	202,183	(53,792)
Unit transactions:
Purchases	74,431	49,194	18,996	432,789	631,331
Net transfers	(32,891)	(37,106)	4,701	(746,072)	121,686
Surrenders for benefit payments and fees	(394,222)	(16,332)	(245,736)	(206,797)	(411,756)
Other transactions	850	—	104	(7,633)	3,257
Death benefits	—	—	—	—	—
Net loan activity	(1)	(11)	(2)	(13)	(181)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(351,833)	(4,255)	(221,937)	(527,726)	344,337
Net increase (decrease) in net assets	(196,813)	(4,165)	(198,420)	(325,543)	290,545
Net Assets:
Beginning of year	1,421,904	347,838	695,441	2,442,303	3,056,578
End of year	$1,225,091	$343,673	$497,021	$2,116,760	$3,347,123

The accompanying notes are an integral part of these financial statements.

	MFS Total Return Fund Sub-Account	MFS Utilities Fund Sub-Account	MFS Value Fund Sub-Account	MFS Total Return Bond Fund Sub-Account	MFS Massachusetts Investors Trust Sub-Account
Operations:
Net investment income (loss)	$49,920	$145,787	$140,940	$30,676	$5,011
Net realized gain (loss) on security transactions	37,785	(174,639)	301,116	1,598	121,687
Net realized gain on distributions	39,957	—	162,457	—	66,965
Net unrealized appreciation (depreciation) of investments during the year	105,428	530,619	591,616	(2,325)	(52,786)
Net increase (decrease) in net assets resulting from operations	233,090	501,767	1,196,129	29,949	140,877
Unit transactions:
Purchases	390,492	433,367	1,110,512	260,411	254,101
Net transfers	(101,047)	(227,377)	128,989	354,981	(758,510)
Surrenders for benefit payments and fees	(180,346)	(619,872)	(1,861,030)	(199,493)	(112,561)
Other transactions	1,298	694	(12,918)	880	1,572
Death benefits	—	—	—	—	—
Net loan activity	(107)	(67)	(286)	(18)	(58)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	110,290	(413,255)	(634,733)	416,761	(615,456)
Net increase (decrease) in net assets	343,380	88,512	561,396	446,710	(474,579)
Net Assets:
Beginning of year	2,609,789	4,633,004	9,037,944	1,239,050	1,760,123
End of year	$2,953,169	$4,721,516	$9,599,340	$1,685,760	$1,285,544

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	MFS International Growth Fund Sub-Account	MFS Core Equity Fund Sub-Account	MFS Government Securities Fund Sub-Account	MFS International Value Fund Sub-Account	MFS Technology Fund Sub-Account
Operations:
Net investment income (loss)	$(186)	$4,880	$85,982	$161,545	$(759)
Net realized gain (loss) on security transactions	374	(61,040)	(5,602)	154,613	506
Net realized gain on distributions	—	74,771	—	11,500	2,015
Net unrealized appreciation (depreciation) of investments during the year	2,370	237,755	(33,899)	89,371	5,342
Net increase (decrease) in net assets resulting from operations	2,558	256,366	46,481	417,029	7,104
Unit transactions:
Purchases	46,176	55,323	872,217	2,239,216	6,121
Net transfers	11,382	(140,959)	(869,596)	811,254	—
Surrenders for benefit payments and fees	(5,667)	(408,975)	(627,148)	(2,114,773)	(1,104)
Other transactions	—	8	1,776	12,849	(1)
Death benefits	—	—	—	—	—
Net loan activity	(15)	(1)	(321)	(106)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	51,876	(494,604)	(623,072)	948,440	5,016
Net increase (decrease) in net assets	54,434	(238,238)	(576,591)	1,365,469	12,120
Net Assets:
Beginning of year	117,025	2,778,208	4,827,688	9,856,324	93,419
End of year	$171,459	$2,539,970	$4,251,097	$11,221,793	$105,539

The accompanying notes are an integral part of these financial statements.

	MFS Core Equity Series Sub-Account	MFS Utilities Series Sub-Account	MFS Growth Fund Sub-Account	MFS High Yield Portfolio Sub-Account	BlackRock Global Allocation Fund, Inc. Sub-Account
Operations:
Net investment income (loss)	$11	$8,723	$(1,756)	$7,990	$31,546
Net realized gain (loss) on security transactions	(7)	(7,886)	3,404	(1,030)	(113,785)
Net realized gain on distributions	1,048	6,242	2,785	—	75,774
Net unrealized appreciation (depreciation) of investments during the year	272	23,479	(2,272)	9,017	297,185
Net increase (decrease) in net assets resulting from operations	1,324	30,558	2,161	15,977	290,720
Unit transactions:
Purchases	1,200	5,343	29,104	900	1,433,302
Net transfers	—	(5,679)	1,316	5,449	(137,120)
Surrenders for benefit payments and fees	—	(40,234)	(17,292)	(9,525)	(917,064)
Other transactions	(1)	(1)	(46)	(1)	3,894
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	(248)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	1,199	(40,571)	13,082	(3,177)	382,764
Net increase (decrease) in net assets	2,523	(10,013)	15,243	12,800	673,484
Net Assets:
Beginning of year	11,585	243,605	154,688	123,973	8,723,282
End of year	$14,108	$233,592	$169,931	$136,773	$9,396,766

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	BlackRock Large Cap Core Fund Sub-Account	BlackRock Value Opportunities Fund, Inc. Sub-Account	BlackRock Small Cap Growth Fund II Sub-Account	BlackRock Mid Cap Value Opportunities Fund Sub-Account	BlackRock International Opportunities Portfolio Sub-Account
Operations:
Net investment income (loss)	$(54)	$(804)	$(3,395)	$(4,278)	$44,371
Net realized gain (loss) on security transactions	3,948	307	(30,207)	(23,198)	(13,643)
Net realized gain on distributions	3,774	2,645	—	88,569	—
Net unrealized appreciation (depreciation) of investments during the year	(2,469)	11,630	116,369	281,377	(25,838)
Net increase (decrease) in net assets resulting from operations	5,199	13,778	82,767	342,470	4,890
Unit transactions:
Purchases	3,396	7,495	107,766	261,718	207,921
Net transfers	50	—	(37,015)	238,805	36,513
Surrenders for benefit payments and fees	(15,039)	(795)	(136,343)	(197,302)	(100,009)
Other transactions	(1)	(1)	6	1,270	447
Death benefits	—	—	—	—	—
Net loan activity	(14)	—	(41)	(109)	(12)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(11,608)	6,699	(65,627)	304,382	144,860
Net increase (decrease) in net assets	(6,409)	20,477	17,140	646,852	149,750
Net Assets:
Beginning of year	70,421	58,028	800,775	1,344,813	1,010,839
End of year	$64,012	$78,505	$817,915	$1,991,665	$1,160,589

(17)  Formerly Nuveen Tradewinds International Value Fund. Change effective August 1, 2016

The accompanying notes are an integral part of these financial statements.

	BlackRock Mid Cap Growth Equity Portfolio Sub-Account	Victory Munder Mid-Cap Core Growth Fund Sub-Account	Neuberger Berman Socially Responsive Fund Sub-Account	Nuveen NWQ International Value Fund Sub-Account (17)	The Oakmark International Small Cap Fund Sub-Account
Operations:
Net investment income (loss)	$(2,585)	$(7,863)	$7,945	$373	$8,960
Net realized gain (loss) on security transactions	8,119	160,530	(63,292)	(141)	(14,873)
Net realized gain on distributions	—	368,600	92,853	—	2,606
Net unrealized appreciation (depreciation) of investments during the year	(1,970)	(250,600)	96,428	701	28,422
Net increase (decrease) in net assets resulting from operations	3,564	270,667	133,934	933	25,115
Unit transactions:
Purchases	32,179	211,091	191,093	4,677	133
Net transfers	(767)	(151,720)	(152,081)	14,841	(7,025)
Surrenders for benefit payments and fees	(56,722)	(1,526,268)	(165,737)	(6,235)	(64,352)
Other transactions	3	29	(1)	—	(1)
Death benefits	—	—	—	—	—
Net loan activity	(9)	(114)	(32)	(2)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(25,316)	(1,466,982)	(126,758)	13,281	(71,245)
Net increase (decrease) in net assets	(21,752)	(1,196,315)	7,176	14,214	(46,130)
Net Assets:
Beginning of year	296,585	4,390,252	1,430,028	21,412	470,209
End of year	$274,833	$3,193,937	$1,437,204	$35,626	$424,079

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	The Oakmark Equity and Income Fund Sub-Account	Oppenheimer Capital Appreciation Fund Sub-Account	Oppenheimer Global Fund Sub-Account	Oppenheimer Global Opportunities Fund Sub-Account (18)	Oppenheimer International Growth Fund Sub-Account
Operations:
Net investment income (loss)	$181,384	$(4,280)	$9,713	$6	$32,182
Net realized gain (loss) on security transactions	(50,755)	(64,322)	(47,033)	—	29,514
Net realized gain on distributions	308,177	33,037	—	365	—
Net unrealized appreciation (depreciation) of investments during the year	938,397	712	(49,968)	(517)	(127,432)
Net increase (decrease) in net assets resulting from operations	1,377,203	(34,853)	(87,288)	(146)	(65,736)
Unit transactions:
Purchases	662,460	23,502	440,048	—	606,338
Net transfers	(443,415)	(117,348)	(524,110)	5,485	10,777
Surrenders for benefit payments and fees	(6,589,548)	(281,096)	(1,266,513)	—	(1,468,374)
Other transactions	(15,297)	144	2,507	—	15,188
Death benefits	—	—	—	—	—
Net loan activity	(44)	—	(214)	—	(155)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(6,385,844)	(374,798)	(1,348,282)	5,485	(836,226)
Net increase (decrease) in net assets	(5,008,641)	(409,651)	(1,435,570)	5,339	(901,962)
Net Assets:
Beginning of year	17,293,542	1,228,612	6,277,109	—	4,669,844
End of year	$12,284,901	$818,961	$4,841,539	$5,339	$3,767,882

(18)  Funded as of September 28, 2016

The accompanying notes are an integral part of these financial statements.

	Oppenheimer Main Street Fund Sub-Account	Oppenheimer Global Strategic Income Fund Sub-Account	Oppenheimer Main Street Mid Cap Fund Sub-Account	Oppenheimer Developing Markets Fund Sub-Account	Oppenheimer Equity Fund Sub-Account
Operations:
Net investment income (loss)	$268	$22,802	$5,103	$(5,973)	$226
Net realized gain (loss) on security transactions	515	(2,774)	12,545	(135,300)	3,162
Net realized gain on distributions	4,507	—	57,728	—	9,499
Net unrealized appreciation (depreciation) of investments during the year	17,489	22,822	253,960	500,047	(1,815)
Net increase (decrease) in net assets resulting from operations	22,779	42,850	329,336	358,774	11,072
Unit transactions:
Purchases	31,330	160,674	314,815	677,294	17,211
Net transfers	(46,375)	132,176	(123,299)	(22,988)	—
Surrenders for benefit payments and fees	(36,732)	(91,009)	(382,611)	(1,188,650)	(18,810)
Other transactions	(3)	881	757	(244)	(2)
Death benefits	—	—	—	—	—
Net loan activity	(18)	(39)	(20)	(102)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(51,798)	202,683	(190,358)	(534,690)	(1,601)
Net increase (decrease) in net assets	(29,019)	245,533	138,978	(175,916)	9,471
Net Assets:
Beginning of year	276,646	620,577	2,631,556	5,367,256	244,192
End of year	$247,627	$866,110	$2,770,534	$5,191,340	$253,663

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	Oppenheimer Capital Income Fund Sub-Account	Oppenheimer International Bond Fund Sub-Account	Oppenheimer Mid Cap Value Fund Sub-Account	Oppenheimer Main Street Select Fund® Sub-Account	Oppenheimer Gold & Special Minerals Fund Sub-Account
Operations:
Net investment income (loss)	$14	$158,219	$(1,443)	$3,482	$98,362
Net realized gain (loss) on security transactions	—	(94,179)	16,037	13,649	(22,041)
Net realized gain on distributions	—	—	—	66,671	—
Net unrealized appreciation (depreciation) of investments during the year	34	163,213	85,449	9,558	488,032
Net increase (decrease) in net assets resulting from operations	48	227,253	100,043	93,360	564,353
Unit transactions:
Purchases	90	560,767	70,125	130,368	297,690
Net transfers	—	(362,744)	(46,937)	(4,783)	(140,474)
Surrenders for benefit payments and fees	(1)	(613,519)	(33,262)	(70,563)	(161,185)
Other transactions	(1)	1,505	(4)	(1,114)	18
Death benefits	—	—	—	—	—
Net loan activity	—	(124)	(30)	(65)	(116)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	88	(414,115)	(10,108)	53,843	(4,067)
Net increase (decrease) in net assets	136	(186,862)	89,935	147,203	560,286
Net Assets:
Beginning of year	730	4,580,468	518,012	981,168	1,177,286
End of year	$866	$4,393,606	$607,947	$1,128,371	$1,737,572
The accompanying notes are an integral part of these financial statements.

	Oppenheimer Real Estate Fund Sub-Account	Oppenheimer Equity Income Fund Sub-Account	Oppenheimer International Diversified Fund Sub-Account	Oppenheimer Rising Dividends Fund Sub-Account	Putnam Global Equity Fund Sub-Account
Operations:
Net investment income (loss)	$27,988	$6,143	$(524)	$(8)	$232
Net realized gain (loss) on security transactions	6,516	(1,748)	1,265	(7)	701
Net realized gain on distributions	179,658	—	—	443	—
Net unrealized appreciation (depreciation) of investments during the year	(144,170)	45,067	(445)	(104)	(772)
Net increase (decrease) in net assets resulting from operations	69,992	49,462	296	324	161
Unit transactions:
Purchases	259,882	55,986	24,139	2,108	430
Net transfers	124,985	36,513	4,709	—	(9,483)
Surrenders for benefit payments and fees	(269,202)	(15,566)	(19,651)	(2)	—
Other transactions	724	(2)	—	—	1
Death benefits	—	—	—	—	—
Net loan activity	(86)	—	(15)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	116,303	76,931	9,182	2,106	(9,052)
Net increase (decrease) in net assets	186,295	126,393	9,478	2,430	(8,891)
Net Assets:
Beginning of year	1,589,422	253,493	86,470	7,209	56,442
End of year	$1,775,717	$379,886	$95,948	$9,639	$47,551

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	Putnam VT High Yield Fund Sub-Account	Putnam VT International Growth Fund Sub-Account	Putnam VT Multi-Cap Growth Fund Sub-Account	Putnam VT Small Cap Value Fund Sub-Account	Pioneer Disciplined Value Fund Sub-Account
Operations:
Net investment income (loss)	$20,619	$300	$817	$987	$(107)
Net realized gain (loss) on security transactions	(2,904)	(53)	28,138	3	(3,443)
Net realized gain on distributions	—	—	53,169	21,479	—
Net unrealized appreciation (depreciation) of investments during the year	33,869	(10,018)	(55,498)	31,565	15,955
Net increase (decrease) in net assets resulting from operations	51,584	(9,771)	26,626	54,034	12,405
Unit transactions:
Purchases	1,582	4,743	3,570	7,902	11,688
Net transfers	3,515	—	(189,873)	67,110	(11,235)
Surrenders for benefit payments and fees	(23,389)	—	(22,443)	(7,399)	(1,722)
Other transactions	(1)	1	—	(1)	(3)
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	(4)
Net annuity transactions	—	(212)	(250)	(12,614)	—
Net increase (decrease) in net assets resulting from unit transactions	(18,293)	4,532	(208,996)	54,998	(1,276)
Net increase (decrease) in net assets	33,291	(5,239)	(182,370)	109,032	11,129
Net Assets:
Beginning of year	358,240	131,246	552,766	215,708	93,216
End of year	$391,531	$126,007	$370,396	$324,740	$104,345

(19)  Funded as of January 12, 2016

The accompanying notes are an integral part of these financial statements.

	Pioneer Emerging Markets Fund Sub-Account	Pioneer Equity Income Fund Sub-Account (19)	Pioneer Fundamental Growth Fund Sub-Account	AllianzGI NFJ International Value Fund Sub-Account	AllianzGI NFJ Small-Cap Value Fund Sub-Account
Operations:
Net investment income (loss)	$(7,492)	$12	$(150)	$938	$14,553
Net realized gain (loss) on security transactions	(109,229)	1	2,387	(2,675)	(68,868)
Net realized gain on distributions	—	227	219	—	44,673
Net unrealized appreciation (depreciation) of investments during the year	182,023	16	(1,828)	(2,097)	353,325
Net increase (decrease) in net assets resulting from operations	65,302	256	628	(3,834)	343,683
Unit transactions:
Purchases	167,763	2,278	5,971	6,030	188,225
Net transfers	(55,754)	—	4,400	(10,091)	31,103
Surrenders for benefit payments and fees	(161,908)	(20)	(17,430)	(3,059)	(188,543)
Other transactions	674	—	(1)	70	1,586
Death benefits	—	—	—	—	—
Net loan activity	(41)	—	—	—	(47)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(49,266)	2,258	(7,060)	(7,050)	32,324
Net increase (decrease) in net assets	16,036	2,514	(6,432)	(10,884)	376,007
Net Assets:
Beginning of year	1,032,191	—	20,675	54,599	1,581,180
End of year	$1,048,227	$2,514	$14,243	$43,715	$1,957,187

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	AllianzGI NFJ Dividend Value Fund Sub-Account	AMG Managers Cadence Mid Cap Fund Sub-Account	PIMCO Emerging Markets Bond Fund Sub-Account	Pioneer Fund Sub-Account	Pioneer High Yield Fund Sub-Account
Operations:
Net investment income (loss)	$83,910	$(208)	$30,372	$(43)	$86,279
Net realized gain (loss) on security transactions	165,197	2,772	(78,089)	(14,773)	(63,525)
Net realized gain on distributions	207,369	1,377	—	104,790	—
Net unrealized appreciation (depreciation) of investments during the year	347,668	(2,153)	124,758	(39,209)	213,872
Net increase (decrease) in net assets resulting from operations	804,144	1,788	77,041	50,765	236,626
Unit transactions:
Purchases	911,586	5,384	49,540	125,718	223,301
Net transfers	(477,622)	(25,625)	(210,051)	(23,587)	(120,954)
Surrenders for benefit payments and fees	(696,886)	(1,879)	(113,830)	(78,953)	(460,351)
Other transactions	731	24	190	(45)	1,456
Death benefits	—	—	—	—	—
Net loan activity	(392)	(4)	—	—	(72)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(262,583)	(22,100)	(274,151)	23,133	(356,620)
Net increase (decrease) in net assets	541,561	(20,312)	(197,110)	73,898	(119,994)
Net Assets:
Beginning of year	5,233,937	45,905	880,342	562,185	1,967,083
End of year	$5,775,498	$25,593	$683,232	$636,083	$1,847,089

The accompanying notes are an integral part of these financial statements.

	Pioneer Strategic Income Fund Sub-Account	Pioneer Mid Cap Value Fund Sub-Account	Pioneer Select Mid Cap Growth Fund Sub-Account	PIMCO Total Return III Fund Sub-Account	Putnam Equity Income Fund Sub-Account
Operations:
Net investment income (loss)	$112,505	$(4,425)	$(5,454)	$3,729	$4,726
Net realized gain (loss) on security transactions	(9,681)	(24,211)	2,252	(2,301)	1,125
Net realized gain on distributions	—	65,164	10,404	147	5,781
Net unrealized appreciation (depreciation) of investments during the year	148,634	100,836	13,011	2,034	66,905
Net increase (decrease) in net assets resulting from operations	251,458	137,364	20,213	3,609	78,537
Unit transactions:
Purchases	669,592	132,317	67,483	41,977	89,123
Net transfers	451,358	(163,954)	(5,249)	(283)	(15,392)
Surrenders for benefit payments and fees	(435,054)	(120,564)	(35,168)	(7,003)	(51,528)
Other transactions	1,180	324	3	79	174
Death benefits	—	—	—	—	—
Net loan activity	(231)	(134)	(2)	(2)	(17)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	686,845	(152,011)	27,067	34,768	22,360
Net increase (decrease) in net assets	938,303	(14,647)	47,280	38,377	100,897
Net Assets:
Beginning of year	3,428,373	1,132,879	581,090	189,696	589,522
End of year	$4,366,676	$1,118,232	$628,370	$228,073	$690,419

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	Putnam High Yield Advantage Fund Sub-Account	Putnam International Equity Fund Sub-Account	Putnam Multi-Cap Growth Fund Sub-Account	Putnam Voyager Fund Sub-Account (40)	Putnam International Capital Opportunities Fund Sub-Account
Operations:
Net investment income (loss)	$62,941	$10,118	$(50)	$(2)	$3,401
Net realized gain (loss) on security transactions	(44,600)	3,316	545	19	(3,773)
Net realized gain on distributions	—	—	—	—	—
Net unrealized appreciation (depreciation) of investments during the year	151,338	(28,172)	(198)	37	(8,940)
Net increase (decrease) in net assets resulting from operations	169,679	(14,738)	297	54	(9,312)
Unit transactions:
Purchases	197,741	869	855	686	24,133
Net transfers	(5,852)	15,427	—	(1,229)	(20,746)
Surrenders for benefit payments and fees	(270,778)	(39,278)	(4,811)	(10)	(25,517)
Other transactions	172	—	(1)	—	11
Death benefits	—	—	—	—	—
Net loan activity	(27)	—	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(78,744)	(22,982)	(3,957)	(553)	(22,119)
Net increase (decrease) in net assets	90,935	(37,720)	(3,660)	(499)	(31,431)
Net Assets:
Beginning of year	1,203,725	436,380	8,784	499	239,240
End of year	$1,294,660	$398,660	$5,124	$—	$207,809

(20)  Effective July 29, 2016 RS Value Fund merged with Victory RS Value Fund.

(40)  Effective October 21, 2016 Putnam Voyager merged with Putnam Growth Opportunities Fund.

The accompanying notes are an integral part of these financial statements.

	Putnam Small Cap Growth Fund Sub-Account	Royce Total Return Fund Sub-Account	Royce Smaller-Companies Growth Fund Sub-Account	Royce Small-Cap Value Fund Sub-Account	RS Value Fund Sub-Account (20)
Operations:
Net investment income (loss)	$(1,027)	$3,243	$(1,774)	$(2,256)	$—
Net realized gain (loss) on security transactions	4,180	(28,907)	(12,850)	(180,871)	145,108
Net realized gain on distributions	—	68,808	53,344	21,307	—
Net unrealized appreciation (depreciation) of investments during the year	12,342	84,969	3,788	189,374	(11,825)
Net increase (decrease) in net assets resulting from operations	15,495	128,113	42,508	27,554	133,283
Unit transactions:
Purchases	27,841	93,308	20,855	46,137	61,423
Net transfers	60,428	(62,901)	(30,687)	(395,292)	(2,073,112)
Surrenders for benefit payments and fees	(24,449)	(99,142)	(19,317)	(13,612)	(456,729)
Other transactions	(2)	1,589	(3)	(4,304)	6
Death benefits	—	—	—	—	—
Net loan activity	(10)	(15)	(10)	(4)	(8)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	63,808	(67,161)	(29,162)	(367,075)	(2,468,420)
Net increase (decrease) in net assets	79,303	60,952	13,346	(339,521)	(2,335,137)
Net Assets:
Beginning of year	183,567	554,318	506,422	657,093	2,335,134
End of year	$262,870	$615,270	$519,768	$317,572	$—

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	Columbia Diversified Equity Income Fund Sub-Account	Columbia Small/Mid Cap Value Fund Sub-Account	Columbia Multi-Advisor Small Cap Value Fund Sub-Account (31)	RidgeWorth Ceredex Small Cap Value Equity Fund Sub-Account (21)	RidgeWorth Ceredex Mid-Cap Value Equity Fund Sub-Account (22)
Operations:
Net investment income (loss)	$1,052	$(1,538)	$(40)	$816	$2,512
Net realized gain (loss) on security transactions	1,127	(3,220)	(1,259)	(33,005)	(2,517)
Net realized gain on distributions	1,899	—	—	65,226	43,117
Net unrealized appreciation (depreciation) of investments during the year	9,825	44,447	1,358	285,225	147,405
Net increase (decrease) in net assets resulting from operations	13,903	39,689	59	318,262	190,517
Unit transactions:
Purchases	8,034	28,777	1,312	188,813	134,816
Net transfers	(370)	(47,782)	(16,964)	(28,709)	(59,246)
Surrenders for benefit payments and fees	(15,941)	(43,642)	(1,090)	(105,887)	(85,067)
Other transactions	28	72	2	627	209
Death benefits	—	—	—	—	—
Net loan activity	—	(8)	—	(27)	(49)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(8,249)	(62,583)	(16,740)	54,817	(9,337)
Net increase (decrease) in net assets	5,654	(22,894)	(16,681)	373,079	181,180
Net Assets:
Beginning of year	105,756	285,167	16,681	1,129,835	1,058,135
End of year	$111,410	$262,273	$—	$1,502,914	$1,239,315

(21)  Formerly RidgeWorth Small Cap Value Equity Fund. Change effective August 1, 2016

(22)  Formerly RidgeWorth Mid-Cap Value Equity Fund. Change effective August 1, 2016

(23)  Formerly RidgeWorth Large Cap Value Equity Fund. Change effective August 1, 2016

(31)  Effective May 20, 2016 Columbia Multi-Advisor Small Cap Value Fund merged with Columbia Select Smaller Cap Value Fund.

The accompanying notes are an integral part of these financial statements.

	RidgeWorth Seix Total Return Bond Fund Sub-Account	RidgeWorth Ceredex Large Cap Value Equity Fund Sub-Account (23)	Deutsche Real Estate Securities Fund Sub-Account	Deutsche Equity Dividend Fund Sub-Account	Deutsche Capital Growth Fund Sub-Account
Operations:
Net investment income (loss)	$1,427	$2,211	$290	$2,690	$(32)
Net realized gain (loss) on security transactions	(821)	1,149	834	6,983	(2)
Net realized gain on distributions	2,160	1,003	1,363	—	416
Net unrealized appreciation (depreciation) of investments during the year	565	38,545	(958)	24,660	(163)
Net increase (decrease) in net assets resulting from operations	3,331	42,908	1,529	34,333	219
Unit transactions:
Purchases	11,421	39,575	—	12,749	3,224
Net transfers	(10,636)	124,791	(260)	(7,796)	—
Surrenders for benefit payments and fees	(28,836)	(22,741)	(13,914)	(39,765)	(6)
Other transactions	5	(2)	—	4	—
Death benefits	—	—	—	—	—
Net loan activity	(12)	—	—	(12)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(28,058)	141,623	(14,174)	(34,820)	3,218
Net increase (decrease) in net assets	(24,727)	184,531	(12,645)	(487)	3,437
Net Assets:
Beginning of year	166,489	85,472	28,307	193,407	2,235
End of year	$141,762	$270,003	$15,662	$192,920	$5,672

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	Deutsche Enhanced Emerging Markets Fixed Income Sub-Account	SSgA S&P 500 Index Fund Sub-Account	Deutsche Core Equity VIP Sub-Account	Deutsche Global Growth Fund Sub-Account	Select Overseas Fund Sub-Account (24)
Operations:
Net investment income (loss)	$1,147	$14,843	$441	$(985)	$539
Net realized gain (loss) on security transactions	(1,426)	34,845	18,984	295	37
Net realized gain on distributions	—	126,094	7,877	—	—
Net unrealized appreciation (depreciation) of investments during the year	2,684	11,551	(22,483)	(195)	4,851
Net increase (decrease) in net assets resulting from operations	2,405	187,333	4,819	(885)	5,427
Unit transactions:
Purchases	5,541	173,737	1,550	5,927	4,858
Net transfers	—	44,431	(108,072)	—	50,947
Surrenders for benefit payments and fees	(1,163)	(174,738)	(15,714)	(3,882)	(3)
Other transactions	(1)	(779)	—	—	—
Death benefits	—	—	—	—	—
Net loan activity	—	(9)	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	4,377	42,642	(122,236)	2,045	55,802
Net increase (decrease) in net assets	6,782	229,975	(117,417)	1,160	61,229
Net Assets:
Beginning of year	29,559	1,658,134	204,647	127,154	—
End of year	$36,341	$1,888,109	$87,230	$128,314	$61,229

(24)  Funded as of February 22, 2016

(25)  Funded as of February 9, 2016

(26)  Funded as of March 9, 2016

(27)  Funded as of June 3, 2016

The accompanying notes are an integral part of these financial statements.

	MassMutual Select Total Return Bond Fund Sub-Account (25)	Select T. Rowe Price/ Frontier MC Gr II Fund Sub-Account (26)	Select Western Strategic Bond Fund Sub-Account (27)	ClearBridge Appreciation Fund Sub-Account	ClearBridge Aggressive Growth Fund Sub-Account
Operations:
Net investment income (loss)	$4,896	$(29)	$3,404	$1,226	$(756)
Net realized gain (loss) on security transactions	(541)	1	(67)	4,507	13,780
Net realized gain on distributions	5,294	474	—	8,135	3,282
Net unrealized appreciation (depreciation) of investments during the year	(15,693)	(425)	(4,796)	11,310	(15,375)
Net increase (decrease) in net assets resulting from operations	(6,044)	21	(1,459)	25,178	931
Unit transactions:
Purchases	30,749	1,163	7,738	34,503	6,654
Net transfers	230,755	8,490	147,872	36,841	(4,358)
Surrenders for benefit payments and fees	(8,785)	(17)	(9,616)	(19,669)	(78,500)
Other transactions	(10)	—	(414)	(2)	(5)
Death benefits	—	—	—	—	—
Net loan activity	(12)	—	(9)	(30)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	252,697	9,636	145,571	51,643	(76,209)
Net increase (decrease) in net assets	246,653	9,657	144,112	76,821	(75,278)
Net Assets:
Beginning of year	—	—	—	304,323	153,311
End of year	$246,653	$9,657	$144,112	$381,144	$78,033

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	ClearBridge All Cap Value Fund Sub-Account	ClearBridge Mid Cap Fund Sub-Account (28)	ClearBridge Small Cap Growth Fund Sub-Account	Thornburg International Value Fund Sub-Account	Thornburg Value Fund Sub-Account
Operations:
Net investment income (loss)	$(65)	$(3,293)	$(4,436)	$21,941	$(4,684)
Net realized gain (loss) on security transactions	(637)	10,056	5,895	(118,415)	36,501
Net realized gain on distributions	2,918	10,838	20,078	—	—
Net unrealized appreciation (depreciation) of investments during the year	1,287	94,558	18,244	(23,449)	47,354
Net increase (decrease) in net assets resulting from operations	3,503	112,159	39,781	(119,923)	79,171
Unit transactions:
Purchases	1,050	150,709	99,003	410,683	175,013
Net transfers	(7,842)	263,092	4,096	(211,314)	(65,336)
Surrenders for benefit payments and fees	(1,485)	(65,211)	(62,931)	(319,622)	(84,905)
Other transactions	(1)	2,084	294	1,529	61
Death benefits	—	—	—	—	—
Net loan activity	—	(13)	(15)	(85)	(205)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(8,278)	350,661	40,447	(118,809)	24,628
Net increase (decrease) in net assets	(4,775)	462,820	80,228	(238,732)	103,799
Net Assets:
Beginning of year	26,449	474,531	610,536	3,205,278	1,355,056
End of year	$21,674	$937,351	$690,764	$2,966,546	$1,458,855

(28)  Formerly ClearBridge Mid Cap Core Fund. Change effective January 4, 2016

The accompanying notes are an integral part of these financial statements.

	Thornburg Core Growth Fund Sub-Account	Timothy Plan Large/Mid Cap Value Fund Sub-Account	T. Rowe Price Growth Stock Fund, Inc. Sub-Account	T. Rowe Price Equity Income Fund Sub-Account	T. Rowe Price Retirement 2010 Fund Sub-Account
Operations:
Net investment income (loss)	$(6,762)	$(1,839)	$(57,316)	$13,256	$9,703
Net realized gain (loss) on security transactions	64,803	(10,234)	121,180	19,912	15,475
Net realized gain on distributions	—	3,292	162,532	72,563	31,981
Net unrealized appreciation (depreciation) of investments during the year	(88,723)	27,922	(195,938)	113,696	26,817
Net increase (decrease) in net assets resulting from operations	(30,682)	19,141	30,458	219,427	83,976
Unit transactions:
Purchases	116,121	73,846	1,254,355	203,550	135,240
Net transfers	(154,506)	(20,870)	185,889	(68,307)	15,493
Surrenders for benefit payments and fees	(159,909)	(27,230)	(842,413)	(306,968)	(267,142)
Other transactions	33	(1)	3,171	709	1,369
Death benefits	—	—	—	—	—
Net loan activity	(106)	(5)	(454)	(63)	(52)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(198,367)	25,740	600,548	(171,079)	(115,092)
Net increase (decrease) in net assets	(229,049)	44,881	631,006	48,348	(31,116)
Net Assets:
Beginning of year	899,194	224,711	6,778,840	1,352,843	1,416,298
End of year	$670,145	$269,592	$7,409,846	$1,401,191	$1,385,182

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	T. Rowe Price Retirement 2020 Fund Sub-Account	T. Rowe Price Retirement 2030 Fund Sub-Account	T. Rowe Price Retirement 2040 Fund Sub-Account	T. Rowe Price Retirement 2050 Fund Sub-Account	T. Rowe Price Retirement Balanced Fund Sub-Account
Operations:
Net investment income (loss)	$66,447	$42,350	$6,949	$1,658	$1,034
Net realized gain (loss) on security transactions	78,583	49,066	56,139	29,673	717
Net realized gain on distributions	187,069	264,953	185,131	79,761	11,096
Net unrealized appreciation (depreciation) of investments during the year	288,816	258,601	81,018	46,545	11,194
Net increase (decrease) in net assets resulting from operations	620,915	614,970	329,237	157,637	24,041
Unit transactions:
Purchases	1,270,692	1,887,590	1,224,906	729,539	64,757
Net transfers	(75,335)	268,213	21,537	(26,551)	162,729
Surrenders for benefit payments and fees	(925,988)	(994,544)	(931,304)	(375,208)	(143,024)
Other transactions	6,841	4,541	5,515	1,295	193
Death benefits	—	—	—	—	—
Net loan activity	(158)	(580)	(392)	(225)	(15)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	276,052	1,165,220	320,262	328,850	84,640
Net increase (decrease) in net assets	896,967	1,780,190	649,499	486,487	108,681
Net Assets:
Beginning of year	9,874,538	8,485,704	5,035,628	2,186,835	509,845
End of year	$10,771,505	$10,265,894	$5,685,127	$2,673,322	$618,526

The accompanying notes are an integral part of these financial statements.

	UBS Global Allocation Fund Sub-Account	UBS US Allocation Fund Sub-Account	Vanguard Small-Cap Index Fund Sub-Account	Vanguard Mid-Cap Index Fund Sub-Account	Vanguard Total Bond Market Index Fund Sub-Account
Operations:
Net investment income (loss)	$84	$7	$66,233	$41,599	$40,832
Net realized gain (loss) on security transactions	—	—	37,620	49,679	5,513
Net realized gain on distributions	—	—	—	—	591
Net unrealized appreciation (depreciation) of investments during the year	—	105	607,175	243,484	20,646
Net increase (decrease) in net assets resulting from operations	84	112	711,028	334,762	67,582
Unit transactions:
Purchases	2,590	8,391	261,744	367,728	201,024
Net transfers	—	—	(121,656)	23,519	(58,600)
Surrenders for benefit payments and fees	(10)	—	(1,564,303)	(1,471,102)	(1,013,466)
Other transactions	—	—	(8,565)	(4,101)	109
Death benefits	—	—	—	—	—
Net loan activity	—	—	(31)	(38)	(17)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	2,580	8,391	(1,432,811)	(1,083,994)	(870,950)
Net increase (decrease) in net assets	2,664	8,503	(721,783)	(749,232)	(803,368)
Net Assets:
Beginning of year	2,995	79	4,800,347	3,336,193	2,127,170
End of year	$5,659	$8,582	$4,078,564	$2,586,961	$1,323,802

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	Vanguard Total Stock Market Index Fund Sub-Account	Victory Diversified Stock Fund Sub-Account	Victory Special Value Fund Sub-Account	Victory Sycamore Small Company Opportunity Fund Sub-Account	Victory Sycamore Established Value Fund Sub-Account
Operations:
Net investment income (loss)	$61,482	$2,608	$3,562	$(8,195)	$31,865
Net realized gain (loss) on security transactions	84,614	(1,105)	51,476	65,834	14,055
Net realized gain on distributions	—	6,699	—	201,116	63,373
Net unrealized appreciation (depreciation) of investments during the year	241,204	10,279	(18,255)	817,968	1,019,212
Net increase (decrease) in net assets resulting from operations	387,300	18,481	36,783	1,076,723	1,128,505
Unit transactions:
Purchases	524,878	58,005	130,200	572,578	1,601,062
Net transfers	(150,303)	(1,546)	(94,012)	(74,378)	(516,066)
Surrenders for benefit payments and fees	(1,960,198)	(306,413)	(155,141)	(286,986)	(363,244)
Other transactions	(66)	100	325	545	30,689
Death benefits	—	—	—	—	—
Net loan activity	(73)	(21)	(31)	(191)	(67)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(1,585,762)	(249,875)	(118,659)	211,568	752,374
Net increase (decrease) in net assets	(1,198,462)	(231,394)	(81,876)	1,288,291	1,880,879
Net Assets:
Beginning of year	3,837,698	814,434	1,265,202	3,532,248	4,792,335
End of year	$2,639,236	$583,040	$1,183,326	$4,820,539	$6,673,214

The accompanying notes are an integral part of these financial statements.

	Invesco Small Cap Discovery Fund Sub-Account	Invesco Comstock Fund Sub-Account	Invesco Equity and Income Fund Sub-Account	Invesco Growth and Income Fund Sub-Account	Invesco Mid Cap Growth Fund Sub-Account
Operations:
Net investment income (loss)	$(11,436)	$98,082	$222,657	$26,311	$(12,898)
Net realized gain (loss) on security transactions	(140,776)	69,168	(62,151)	36,210	17,580
Net realized gain on distributions	30,962	306,641	464,692	167,200	39,898
Net unrealized appreciation (depreciation) of investments during the year	140,105	389,190	1,553,168	305,934	(45,421)
Net increase (decrease) in net assets resulting from operations	18,855	863,081	2,178,366	535,655	(841)
Unit transactions:
Purchases	238,459	457,453	929,139	369,958	232,124
Net transfers	(285,539)	(58,018)	(949,948)	(275,773)	(94,386)
Surrenders for benefit payments and fees	(219,584)	(1,184,161)	(2,073,949)	(235,510)	(143,783)
Other transactions	160	(2,219)	(1,338)	(143)	1,735
Death benefits	—	—	—	—	—
Net loan activity	(122)	(538)	(623)	(65)	(32)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(266,626)	(787,483)	(2,096,719)	(141,533)	(4,342)
Net increase (decrease) in net assets	(247,771)	75,598	81,647	394,122	(5,183)
Net Assets:
Beginning of year	1,889,192	5,547,333	17,157,629	2,724,940	1,514,194
End of year	$1,641,421	$5,622,931	$17,239,276	$3,119,062	$1,509,011

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	Invesco Quality Income Fund Sub-Account (29)	Invesco Small Cap Value Fund Sub-Account	Invesco American Value Fund Sub-Account	Invesco Value Opportunities Fund Sub-Account	Invesco Diversified Dividend Fund Sub-Account
Operations:
Net investment income (loss)	$42	$(5,980)	$(663)	$(989)	$8,203
Net realized gain (loss) on security transactions	—	(62,463)	(23,777)	9,945	8,349
Net realized gain on distributions	—	21,346	6,405	5,889	16,438
Net unrealized appreciation (depreciation) of investments during the year	(44)	216,776	117,193	70,248	54,735
Net increase (decrease) in net assets resulting from operations	(2)	169,679	99,158	85,093	87,725
Unit transactions:
Purchases	2,307	241,402	88,602	517	47,630
Net transfers	—	(35,569)	(61,287)	11,679	7,955
Surrenders for benefit payments and fees	(1)	(410,872)	(90,156)	(65,580)	(73,463)
Other transactions	1	859	14	(4)	158
Death benefits	—	—	—	—	—
Net loan activity	—	(49)	(12)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	2,307	(204,229)	(62,839)	(53,388)	(17,720)
Net increase (decrease) in net assets	2,305	(34,550)	36,319	31,705	70,005
Net Assets:
Beginning of year	436	1,284,412	736,757	523,922	603,712
End of year	$2,741	$1,249,862	$773,076	$555,627	$673,717

(29)  Formerly Invesco U.S. Mortgage Fund. Changed effective June 20, 2016

The accompanying notes are an integral part of these financial statements.

	Invesco American Franchise Fund Sub-Account	Invesco Global Core Equity Fund Sub-Account	Vanguard 500 Index Fund Sub-Account	Wells Fargo International Equity Fund Sub-Account	Wells Fargo Core Bond Fund Sub-Account
Operations:
Net investment income (loss)	$(4,468)	$(32)	$120,451	$1,552	$322
Net realized gain (loss) on security transactions	6,204	(10)	145,597	(385)	199
Net realized gain on distributions	28,286	128	—	—	436
Net unrealized appreciation (depreciation) of investments during the year	(20,619)	1,814	447,601	1,228	(1,079)
Net increase (decrease) in net assets resulting from operations	9,403	1,900	713,649	2,395	(122)
Unit transactions:
Purchases	73,976	4,496	899,476	6,274	16,449
Net transfers	(15,667)	—	46,223	(2,484)	12,755
Surrenders for benefit payments and fees	(46,158)	(209)	(2,124,503)	(5)	(13,583)
Other transactions	(2,151)	7	(29,007)	(2)	2
Death benefits	—	—	—	—	—
Net loan activity	(19)	—	(48)	—	(21)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	9,981	4,294	(1,207,859)	3,783	15,602
Net increase (decrease) in net assets	19,384	6,194	(494,210)	6,178	15,480
Net Assets:
Beginning of year	700,456	31,098	5,737,202	61,695	75,629
End of year	$719,840	$37,292	$5,242,992	$67,873	$91,109

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	Columbia Seligman Communications and Information Fund Sub-Account	Columbia Seligman Global Technology Fund Sub-Account	Columbia Select Smaller-Cap Value Fund Sub-Account (30)(31)	TIAA-CREF Large Cap Value Index Fund Sub-Account	TIAA-CREF Large Cap Growth Fund Sub-Account
Operations:
Net investment income (loss)	$(2,239)	$(1,549)	$(72)	$33,693	$18,382
Net realized gain (loss) on security transactions	4,453	4,370	45	2,506	1,755
Net realized gain on distributions	28,861	17,938	1,037	18,091	—
Net unrealized appreciation (depreciation) of investments during the year	17,074	11,760	1,284	157,522	24,422
Net increase (decrease) in net assets resulting from operations	48,149	32,519	2,294	211,812	44,559
Unit transactions:
Purchases	82,907	29,288	1,959	161,934	134,790
Net transfers	11,557	(2,875)	16,924	693,802	1,614,567
Surrenders for benefit payments and fees	(43,713)	(29,927)	(833)	(82,271)	(95,458)
Other transactions	62	54	(2)	(138)	(138)
Death benefits	—	—	—	—	—
Net loan activity	(27)	(11)	(2)	(28)	(18)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	50,786	(3,471)	18,046	773,299	1,653,743
Net increase (decrease) in net assets	98,935	29,048	20,340	985,111	1,698,302
Net Assets:
Beginning of year	260,279	208,727	—	782,757	109,233
End of year	$359,214	$237,775	$20,340	$1,767,868	$1,807,535

(30)  Funded May 20, 2016

(31)  Effective May 20, 2016 Columbia Multi-Advisor Small Cap Value Fund merged with Columbia Select Smaller Cap Value Fund.
The accompanying notes are an integral part of these financial statements.

	TIAA-CREF Bond Index Fund Sub-Account	TIAA-CREF Equity Index Fund Sub-Account	MM MSCI EAFE® International Index Fund Sub-Account	MassMutual RetireSMARTSM 2015 Fund Sub-Account	MassMutual RetireSMARTSM 2020 Fund Sub-Account
Operations:
Net investment income (loss)	$1,272	$33,144	$19,291	$5,688	$10,420
Net realized gain (loss) on security transactions	197	5,105	3,375	(2,452)	(34,410)
Net realized gain on distributions	—	9,919	7,925	—	—
Net unrealized appreciation (depreciation) of investments during the year	(4,636)	84,948	3,640	14,475	55,118
Net increase (decrease) in net assets resulting from operations	(3,167)	133,116	34,231	17,711	31,128
Unit transactions:
Purchases	13,531	199,737	49,451	77,856	134,658
Net transfers	114,305	1,518,834	376,059	(19,702)	19,625
Surrenders for benefit payments and fees	—	(88,682)	(23,388)	(9,629)	(178,126)
Other transactions	1	(98)	16	(2,421)	(2)
Death benefits	—	—	—	—	—
Net loan activity	—	(40)	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	127,837	1,629,751	402,138	46,104	(23,845)
Net increase (decrease) in net assets	124,670	1,762,867	436,369	63,815	7,283
Net Assets:
Beginning of year	46,273	344,545	5,300	323,998	878,937
End of year	$170,943	$2,107,412	$441,669	$387,813	$886,220

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	MassMutual RetireSMARTSM 2025 Fund Sub-Account	MassMutual RetireSMARTSM 2030 Fund Sub-Account	MassMutual RetireSMARTSM 2035 Fund Sub-Account	MassMutual RetireSMARTSM 2040 Fund Sub-Account	MassMutual RetireSMARTSM 2045 Fund Sub-Account
Operations:
Net investment income (loss)	$13,064	$12,372	$5,505	$6,708	$4,723
Net realized gain (loss) on security transactions	(24,707)	(21,911)	(16,243)	(53,320)	(24,873)
Net realized gain on distributions	5,546	—	5,312	—	6,300
Net unrealized appreciation (depreciation) of investments during the year	68,427	74,935	44,203	93,975	45,205
Net increase (decrease) in net assets resulting from operations	62,330	65,396	38,777	47,363	31,355
Unit transactions:
Purchases	328,202	220,207	168,891	158,058	122,202
Net transfers	79,675	1,937	—	16,895	7,475
Surrenders for benefit payments and fees	(53,479)	(15,559)	(123,237)	(40,799)	(26,570)
Other transactions	(84)	(2)	(3)	85	(2)
Death benefits	—	—	—	—	—
Net loan activity	—	(50)	(100)	—	(50)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	354,314	206,533	45,551	134,239	103,055
Net increase (decrease) in net assets	416,644	271,929	84,328	181,602	134,410
Net Assets:
Beginning of year	727,350	891,961	612,319	648,939	425,344
End of year	$1,143,994	$1,163,890	$696,647	$830,541	$559,754

The accompanying notes are an integral part of these financial statements.

	MassMutual RetireSMARTSM 2050 Fund Sub-Account	MassMutual RetireSMARTSM In Retirement Fund Sub-Account	MassMutual RetireSMARTSM 2055 Sub-Account	American Century Heritage Fund Sub-Account	ClearBridge Small Cap Value Fund Sub-Account
Operations:
Net investment income (loss)	$2,256	$301	$506	$(4,540)	$(16)
Net realized gain (loss) on security transactions	(17,103)	(128)	263	(53,581)	(5)
Net realized gain on distributions	1,053	—	1,254	53,350	209
Net unrealized appreciation (depreciation) of investments during the year	36,308	405	4,322	6,878	303
Net increase (decrease) in net assets resulting from operations	22,514	578	6,345	2,107	491
Unit transactions:
Purchases	70,216	3,660	32,813	73,446	305
Net transfers	—	—	7,110	(16,821)	—
Surrenders for benefit payments and fees	(34,642)	(10)	(13,608)	(129,950)	(42)
Other transactions	3	75	(1)	(1)	(5)
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	(29)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	35,577	3,725	26,314	(73,355)	258
Net increase (decrease) in net assets	58,091	4,303	32,659	(71,248)	749
Net Assets:
Beginning of year	345,634	10,630	60,120	697,288	1,812
End of year	$403,725	$14,933	$92,779	$626,040	$2,561

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	Oak Ridge Small Cap Growth Fund Sub-Account	HIMCO VIT Index Fund Sub-Account	MassMutual Premier Small Cap Opportunities Fund Sub-Account (32)	Fidelity VIP Freedom 2035 Portfolio Sub-Account (33)	Fidelity VIP Freedom 2050 Portfolio Sub-Account
Operations:
Net investment income (loss)	$(5,401)	$172,304	$409	$(3)	$3
Net realized gain (loss) on security transactions	(17,816)	113,488	345	1,096	—
Net realized gain on distributions	36,218	743,208	1,036	731	8
Net unrealized appreciation (depreciation) of investments during the year	(2,759)	52,467	2,845	1	16
Net increase (decrease) in net assets resulting from operations	10,242	1,081,467	4,635	1,825	27
Unit transactions:
Purchases	120,974	692,231	11,648	—	105
Net transfers	(61,447)	(327,555)	37,836	(1,824)	—
Surrenders for benefit payments and fees	(94,472)	(1,586,856)	(9,941)	—	—
Other transactions	698	(32,695)	(53)	(1)	(1)
Death benefits	—	—	—	—	—
Net loan activity	(58)	(283)	(47)	—	—
Net annuity transactions	—	(10,588)	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(34,305)	(1,265,746)	39,443	(1,825)	104
Net increase (decrease) in net assets	(24,063)	(184,279)	44,078	—	131
Net Assets:
Beginning of year	625,093	10,824,183	—	—	204
End of year	$601,030	$10,639,904	$44,078	$—	$335

(32)  Funded as of June 3, 2016

(33)  Funded as of Feb 11, 2016

(34)  Funded as of October 21, 2016

(35)  Funded as of June 16, 2016

(36)  Funded as of June 16, 2016

(37)  Funded as of May 20, 2016

(38)  Effective May 20, 2016 Columbia International Opportunities Fund merged with Columbia Select Intl Equity.

The accompanying notes are an integral part of these financial statements.

	Ivy Small Cap Growth Fund Sub-Account (34)	MSIF Global Opportunity Portfolio Sub-Account	JPMorgan U.S. Government Money Market Fund Sub-Account (35)	American Century U.S. Government Money Market Fund Sub-Account (36)	Columbia Select International Equity Fund Sub-Account (37)(38)
Operations:
Net investment income (loss)	$(24)	$(528)	$(4,287)	$(1,001)	$46
Net realized gain (loss) on security transactions	1	(244)	—	—	(25)
Net realized gain on distributions	1,016	3,541	—	—	—
Net unrealized appreciation (depreciation) of investments during the year	221	(2,521)	—	—	(125)
Net increase (decrease) in net assets resulting from operations	1,214	248	(4,287)	(1,001)	(104)
Unit transactions:
Purchases	276	7,248	91,499	60,255	—
Net transfers	18,766	(4,986)	1,177,340	1,192,536	8,231
Surrenders for benefit payments and fees	(6)	(29)	(115,225)	(41,156)	(690)
Other transactions	(1)	(3,250)	1,765	290	—
Death benefits	—	—	—	—	—
Net loan activity	—	—	(152)	(83)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	19,035	(1,017)	1,155,227	1,211,842	7,541
Net increase (decrease) in net assets	20,249	(769)	1,150,940	1,210,841	7,437
Net Assets:
Beginning of year	—	49,007	—	—	—
End of year	$20,249	$48,238	$1,150,940	$1,210,841	$7,437

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2016

	Putnam Growth Opportunities Fund Sub-Account (39)(40)	John Hancock New Opportunities Fund Sub-Account (41)(42)	Columbia Large Cap Growth III Sub-Account (43)(44)(45)	Hartford Global Capital Appreciation Fund Sub-Account
Operations:
Net investment income (loss)	$(3)	$(1,896)	$(1,081)	$1,675
Net realized gain (loss) on security transactions	—	10,747	(268)	(2,603)
Net realized gain on distributions	—	1,492	4,102	—
Net unrealized appreciation (depreciation) of investments during the year	12	94,177	4,082	27,692
Net increase (decrease) in net assets resulting from operations	9	104,520	6,835	26,764
Unit transactions:
Purchases	304	11,488	12,757	16,101
Net transfers	1,229	523,323	552,923	(37,434)
Surrenders for benefit payments and fees	(3)	(73,757)	(823)	(71,554)
Other transactions	—	20	—	—
Death benefits	—	—	—	—
Net loan activity	—	(10)	(1)	(12)
Net annuity transactions	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	1,530	461,064	564,856	7,101
Net increase (decrease) in net assets	1,539	565,584	571,691	33,865
Net Assets:
Beginning of year	—	—	—	1,144,224
End of year	$1,539	$565,584	$571,691	$1,778,089

(20)  Effective July 29, 2016 RS Value Fund merged with Victory RS Value Fund.

(39)  Funded as of October 21,2016

(40)  Effective October 21, 2016 Putnam Voyager Fund merged with Putnam Growth Opportunities Fund.

(41)  Funded as of May 13, 2016

(42)  Effective May 13, 2016 John Hancock Small Cap Equity Fund merged with John Hancock New Opportunities Fund.

(43)  Funded as of October 28, 2016

(44)  Effective October 28, 2016 Columbia Large Cap Growth Fund II merged with Columbia Large Cap Growth Fund III.

(45)  Effective October 28, 2016 Columbia Large Cap Growth Fund V merged with Columbia Large Cap Growth Fund III.

The accompanying notes are an integral part of these financial statements.

	Victory RS Value Fund Sub-Account (20)	MM Russell 2000® Small Cap Index Fund Sub-Account	MM S&P 500® Index Fund Sub-Account
Operations:
Net investment income (loss)	$8,399	$466	$5,205
Net realized gain (loss) on security transactions	(576)	(331)	6,426
Net realized gain on distributions	215,466	3,512	15,041
Net unrealized appreciation (depreciation) of investments during the year	(140,405)	3,660	11,539
Net increase (decrease) in net assets resulting from operations	82,884	7,307	38,211
Unit transactions:
Purchases	1,412	8,492	61,458
Net transfers	2,045,179	49,854	298,887
Surrenders for benefit payments and fees	(108,717)	(2,901)	(50,205)
Other transactions	(4,939)	(1)	7
Death benefits	—	—	—
Net loan activity	—	—	—
Net annuity transactions	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	1,932,935	55,444	310,147
Net increase (decrease) in net assets	2,015,819	62,751	348,358
Net Assets:
Beginning of year	—	2,825	29,118
End of year	$2,015,819	$65,576	$377,476

Separate Account Eleven

Hartford Life Insurance Company
Statements of Changes in Net Assets — (concluded)
For the Year Ended December 31, 2016

	MM S&P Mid Cap Index Fund Sub-Account	Russell Balanced Strategy Fund Sub-Account	Russell Conservative Strategy Fund Sub-Account	Russell Growth Strategy Fund Sub-Account
Operations:
Net investment income (loss)	$3,605	$3,886	$674	$6,459
Net realized gain (loss) on security transactions	(2,500)	(2,186)	(654)	(1,187)
Net realized gain on distributions	45,313	11,598	748	12,701
Net unrealized appreciation (depreciation) of investments during the year	25,794	3,134	442	19,335
Net increase (decrease) in net assets resulting from operations	72,212	16,432	1,210	37,308
Unit transactions:
Purchases	81,578	51,526	10,678	55,864
Net transfers	102,210	(2,947)	(1,168)	(28)
Surrenders for benefit payments and fees	(21,035)	(14,084)	(172)	(20,890)
Other transactions	245	(1)	(1)	(1)
Death benefits	—	—	—	—
Net loan activity	(3)	—	(3)	—
Net annuity transactions	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	162,995	34,494	9,334	34,945
Net increase (decrease) in net assets	235,207	50,926	10,544	72,253
Net Assets:
Beginning of year	271,974	187,309	27,311	430,010
End of year	$507,181	$238,235	$37,855	$502,263

The accompanying notes are an integral part of these financial statements.

	Russell Moderate Strategy Fund Sub-Account	PIMCO Total Return Fund Sub-Account	PIMCO Real Return Fund Sub-Account
Operations:
Net investment income (loss)	$7,770	$530,888	$54,315
Net realized gain (loss) on security transactions	(643)	(480,820)	(190,023)
Net realized gain on distributions	16,768	—	—
Net unrealized appreciation (depreciation) of investments during the year	(3,963)	476,110	950,238
Net increase (decrease) in net assets resulting from operations	19,932	526,178	814,530
Unit transactions:
Purchases	36,838	3,737,000	1,969,165
Net transfers	—	(2,353,005)	(1,879,823)
Surrenders for benefit payments and fees	(661)	(5,184,990)	(3,722,005)
Other transactions	(1)	5,739	3,615
Death benefits	—	—	—
Net loan activity	—	(1,204)	(586)
Net annuity transactions	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	36,176	(3,796,460)	(3,629,634)
Net increase (decrease) in net assets	56,108	(3,270,282)	(2,815,104)
Net Assets:
Beginning of year	299,416	27,022,351	18,407,165
End of year	$355,524	$23,752,069	$15,592,061

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements

I.  Organization:

Separate Account Eleven (the "Account") is a separate investment account established by Hartford Life Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC.

On January 1, 2013, the Sponsor Company entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (the "Agent for Service") to re-insure the obligations of the Sponsor Company and to provide administration of the Account. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

The Account is comprised of the following Sub-Accounts:

American Century Equity Income Fund, American Century Growth Fund, American Century Ultra® Fund, American Century VP Balanced Fund, American Century VP International Fund, American Century Small Cap Value Fund, American Century Large Company Value Fund, American Century Inflation-Adjusted Bond Fund, American Century Equity Growth Fund, American Century VP Income & Growth Fund, American Century VP Ultra Fund, American Century VP Value Fund, American Century Mid Cap Value Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Diversified Dividend Fund, Invesco European Growth Fund, Invesco International Growth Fund, Invesco Mid Cap Core Equity Fund, Invesco Small Cap Growth Fund, Invesco Real Estate Fund, Invesco Small Cap Equity Fund, Invesco Developing Markets Fund, American Century Diversified Bond Fund, Domini Impact Equity Fund, AB Global Bond Fund, AB Global Risk Allocation Fund, AB Relative Value fund (Formerly AB Growth and Income Fund), AB International Growth Fund, AB International Value Fund, AB Global Value Fund*, AB Growth Fund, AB Discovery Growth Fund, AB Discovery Value Fund, AB Value Fund, AB High Income Fund, American Funds AMCAP Fund®, American Funds American Balanced Fund®, American Funds Capital Income Builder®, American Funds EuroPacific Growth Fund, American Funds Fundamental Investors FundSM, American Funds New Perspective Fund®, American Funds The Bond Fund of America®, American Funds The Growth Fund of America®, American Funds The Income Fund of America®, American Funds The Investment Company of America®, American Funds The New Economy Fund®, American Funds Washington Mutual Investors FundSM, American Funds American Mutual Fund®, American Funds Capital World Growth and Income

Fund®, American Funds SMALLCAP World Fund®, New World Fund, Ariel Appreciation Fund, Ariel Fund, Artisan Mid Cap Value Fund, Ave Maria Opportunity Fund*, Ave Maria Rising Dividend Fund, Ave Maria Value Fund (formerly Ave Maria Catholic Values Fund), Ave Maria Growth Fund, BlackRock LifePath® Dynamic 2020 Fund, BlackRock LifePath® Dynamic 2030 Fund, BlackRock LifePath® Dynamic 2040 Fund, BlackRock LifePath® Dynamic Retirement Fund, BlackRock LifePath® Dynamic 2050 Fund, BlackRock LifePath® Dynamic 2025 Fund, BlackRock LifePath® Dynamic 2035 Fund, BlackRock LifePath® Dynamic 2045 Fund, BlackRock LifePath® Dynamic 2055 Fund, Baron Small Cap Fund, BlackRock U.S. Government Bond Portfolio, BlackRock Equity Dividend Fund, BlackRock Capital Appreciation Fund, BlackRock Advantage Large Cap Growth Fund(formerly BlackRock Flexible Equity Fund), Calvert VP SRI Balanced Portfolio, Calvert Equity Fund (formerly Calvert Equity Portfolio), Calvert Bond Fund (formerly Calvert Bond Portfolio), Calvert Income Fund, Columbia Contrarian Core Fund, Columbia Small Cap Value I Fund, Columbia Mid Cap Value Fund, Columbia Acorn Fund, Columbia Large Cap Growth Fund III, CRM Mid Cap Value Fund, Columbia Disciplined Small Core Fund, Calamos Global Equity Fund, Calamos International Growth Fund, Davis Financial Fund, Davis New York Venture Fund, Davis Opportunity Fund, Delaware Diversified Income Fund, Delaware Extended Duration Bond Fund, Dreyfus Bond Market Index Fund, Dreyfus VIF Appreciation Portfolio, Dreyfus International Stock Index Fund, Dreyfus MidCap Index Fund, Dreyfus SmallCap Stock Index Fund, Dreyfus VIF Growth and Income Portfolio, Dreyfus VIF Quality Bond Portfolio Fund, The Dreyfus Sustainable U.S. Equity Portfolio,Inc. (formerly Dreyfus Socially Responsible Growth Fund,Inc.), Dreyfus S&P 500 Index Fund, Dreyfus Intermediate Term Income Fund, Eaton Vance Large-Cap Value Fund, Eaton Vance Dividend Builder Fund, Eaton Vance Worldwide Health Sciences Fund, Eaton Vance Income Fund of Boston, Eaton Vance Balanced Fund, Eaton Vance Atlanta Capital SMID-Cap Fund, Wells Fargo Asset Allocation Fund, Wells Fargo Emerging Markets Equity Fund, Wells Fargo Utility & Telecommunications Fund, Alger Capital Appreciation Institutional Portfolio, Alger Mid Cap Growth Institutional Fund, Alger Small Cap Growth Institutional Fund, ++ Nuveen Mid Cap Index Fund, ++ Nuveen Small Cap Index, ++ Nuveen Equity Index Fund, Nuveen Mid Cap Growth Opportunities Fund, Nuveen Small Cap Select Fund, Nuveen Santa Barbara Dividend Growth Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Value Strategies Fund, Fidelity Advisor Leveraged Company Stock Fund, Federated Equity Income Fund,Inc., Federated Fund for U.S. Government Securities Fund, Federated MDT Mid Cap Growth Fund, Federated High Income Bond Fund,

Federated Kaufmann Fund, Federated Short-Term Income Fund, Federated Total Return Bond Fund, Federated Clover Small Value Fund, Federated International Leaders Fund, Fidelity® VIP Growth Opportunities Portfolio, Fidelity® VIP Overseas Portfolio, Fidelity® VIP Value Strategies Portfolio, Fidelity VIP Balanced Fund, Fidelity® VIP Growth & Income Portfolio, Fidelity® VIP Freedom 2020 Portfolio, Fidelity® VIP Freedom 2035 Portfolio*, Fidelity® VIP Freedom 2030 Portfolio, Fidelity® VIP Freedom 2015 Portfolio, Fidelity® VIP Freedom 2025 Portfolio, Fidelity® VIP FundsManager 70% Portfolio, Fidelity Advisor® Stock Selector All Cap Fund, Templeton Global Opportunities Trust, Templeton Developing Markets Trust, Franklin High Income Fund, Franklin Strategic Income Fund, Templeton Global Bond Fund, Franklin U.S. Government Securities Fund, Franklin Small Cap Value Fund, Franklin Mutual Global Discovery Fund, Templeton Growth Fund, Franklin Income Fund, Franklin Growth Fund, Franklin Total Return Fund, Franklin Balance Sheet Investment Fund, Franklin Mutual Beacon Fund, Franklin Mutual Shares Fund, Franklin Small-Mid Cap Growth Fund, Franklin Conservative Allocation Fund, Franklin Growth Allocation Fund, Franklin Moderate Allocation Fund, Templeton Foreign Fund, Franklin Small-Mid Cap Growth Fund, Highland Premier Growth Equity, Goldman Sachs Income Builder Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs U.S. Equity Insights Fund, Goldman Sachs Government Income Fund, Goldman Sachs Equity Income Fund (formerly Goldman Sachs Growth & Income Fund), Goldman Sachs Growth Opportunities Fund, Goldman Sachs Focused International Equity Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs High Yield Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Small/Mid Cap Growth Fund, Goldman Sachs Satellite Strategies Portfolio, Frost Value Equity Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, The Hartford Healthcare HLS Fund, Hartford Global Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford Index HLS Fund*, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Ultrashort Bond HLS Fund, Hartford Small Company HLS Fund, Hartford Small Cap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, The Hartford Checks and Balances Fund, The Hartford High Yield, The Hartford Target Retirement 2030 Fund*, The Hartford Dividend and Growth Fund, The Hartford International Opportunities Fund, The Hartford MidCap Fund, The Hartford Small Company Fund, The Hartford Total Return Bond Fund, The Hartford Healthcare Fund, The Hartford Growth

Opportunities Fund, The Hartford Value Opportunities Fund, Hartford Moderate Allocation Fund, The Hartford Conservative Allocation Fund, The Hartford Capital Appreciation Fund, The Hartford Growth Allocation Fund, The Hartford Inflation Plus Fund, The Hartford Equity Income Fund, The Hartford Balanced Income Fund, The Hartford International Small Company Fund, The Hartford MidCap Value Fund, The Hartford Global All-Asset Fund*, Hotchkis and Wiley Large Cap Value Fund, Invesco V.I. Technology Fund, Invesco Technology Fund, Ivy Natural Resources Fund (formerly Ivy Global Natural Resources Fund), Ivy Large Cap Growth Fund, Ivy Science & Technology Fund, Ivy Asset Strategy Fund, Janus Henderson Forty Portfolio (formerly Janus Aspen Forty Portfolio), Janus Henderson Global Research Portfolio (formerly Janus Aspen Global Research Portfolio), Janus Henderson Enterprise Portfolio (formerly Janus Aspen Enterprise Portfolio), Janus Henderson Balanced Portfolio (formerly Janus Aspen Balanced Portfolio), Janus Henderson Overseas Portfolio (formerly Janus Aspen Overseas Portfolio), Janus Henderson Flexible Bond Fund (formerly Janus Flexible Bond Fund), Janus Henderson Forty Fund (formerly Janus Forty Fund), Janus Henderson Balanced Fund (formerly Janus Balanced Fund), Janus Henderson Enterprise Fund (formerly Janus Enterprise Fund), Janus Henderson Overseas Fund (formerly Janus Overseas Fund), Janus Henderson Global Research Fund (formerly Janus Global Research Fund), Janus Henderson Mid Cap Value Fund (formerly Perkins Mid Cap Value Fund), Prudential Jennison Natural Resources Fund,Inc., Prudential Jennison Mid-Cap Growth Fund,Inc., Prudential Jennison 20/20 Focus Fund, JPMorgan Large Cap Growth Fund, JPMorgan Core Bond Fund, JPMorgan Small Cap Equity Fund, JPMorgan Small Cap Growth Fund, JPMorgan Small Cap Value Fund, JPMorgan U.S. Equity Fund, JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement 2045 Fund, JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement Income Fund (Merged with JPMorgan SmartRetirement 2015 Fund), JP Morgan Smart Retirement 2055 Fund, Keeley Small Cap Value Fund, Loomis Sayles Bond Fund, LKCM Aquinas Catholic Equity Fund, Lord Abbett Affiliated Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Bond Debenture Fund, Lord Abbett Growth Opportunities Fund, Lord Abbett Calibrated Dividend Growth Fund, Lord Abbett Total Return Fund, Lord Abbett Developing Growth Fund, Lord Abbett International Equity Inv Opt (formerly Lord Abbett International Core Equity Fund), Lord Abbett Value Opportunities Fund, Clearbridge Value Trust, BMO Mid-Cap Value Fund, MassMutual RetireSMARTSM 2010 Fund, MFS® Emerging Markets Debt Fund, Massachusetts

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

Investors Growth Stock Fund, MFS High Income Fund, MFS International New Discovery Fund, MFS Mid Cap Growth Fund, MFS New Discovery Fund, MFS Research International Fund, MFS Total Return Fund, MFS Utilities Fund, MFS Value Fund, MFS Total Return Bond Fund, MFS Massachusetts Investors Trust, MFS International Growth Fund, MFS Core Equity Fund, MFS Government Securities Fund, MFS International Value Fund, MFS Technology Fund, MFS Core Equity Series, MFS Investors Growth Stock Series*, MFS Utilities Series, MFS Growth Fund, MFS High Yield Portfolio, BlackRock Global Allocation Fund,Inc., BlackRock Advantage Large Cap Core Fund (formerly BlackRock Large Cap Core Fund), BlackRock Advantage U.S. Total Market Fund (formerly BlackRock Value Opportunities Fund,Inc.), BlackRock Small Cap Growth Fund II, BlackRock Mid Cap Dividend Fund (formerly BlackRock Mid Cap Value Opportunities Fund), BlackRock International Dividend Fund (formerly BlackRock International Opportunities Portfolio), BlackRock Mid Cap Growth Equity Portfolio, Victory Munder Mid-Cap Core Growth Fund, Neuberger Berman Socially Responsive Fund, Nuveen NWQ International Value Fund, The Oakmark International Small Cap Fund, The Oakmark Equity and Income Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Fund, Oppenheimer Global Opportunities Fund, Oppenheimer International Growth Fund, Oppenheimer Main Street Fund (merged with Oppenheimer Equity Fund), Oppenheimer Global Strategic Income Fund, Oppenheimer Main Street Mid Cap Fund, Oppenheimer Developing Markets Fund, Oppenheimer Capital Income Fund, Oppenheimer International Bond Fund, Oppenheimer Mid Cap Value Fund, Oppenheimer Main Street All Cap Fund® (formerly Oppenheimer Main Street Fund®), Oppenheimer Gold & Special Minerals Fund, Oppenheimer Real Estate Fund, Oppenheimer Equity Income Fund, Oppenheimer International Diversified Fund, Oppenheimer Rising Dividends Fund, Putnam Global Equity Fund (merged with Pioneer Emerging Markets Fund), Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT Multi-Cap Growth Fund, Putnam VT Small Cap Value Fund, Pioneer Disciplined Value Fund, Pioneer Equity Income Fund, Pioneer Fundamental Growth Fund, AllianzGI NFJ International Value Fund, AllianzGI NFJ Small-Cap Value Fund, AllianzGI NFJ Dividend Value Fund, AMG Managers Cadence Mid Cap Fund, PIMCO Total Return Fund, PIMCO Emerging Markets Bond Fund, PIMCO Real Return Fund, Pioneer Fund, Pioneer High Yield Fund, Pioneer Strategic Income Fund, Pioneer Mid Cap Value Fund, Pioneer Select Mid Cap Growth Fund, PIMCO Total Return ESG Fund (formerly PIMCO Total Return III Fund), Putnam Equity Income Fund, Putnam High Yield Fund (formerly Putnam High Yield Advantage Fund), Putnam International Equity

Fund, Putnam Investors Fund, Putnam Multi-Cap Growth Fund, Putnam International Capital Opportunities Fund, Putnam Small Cap Growth Fund, Royce Total Return Fund, Royce Smaller-Companies Growth Fund, Royce Small-Cap Value Fund, Victory RS Value Fund, Columbia Diversified Equity Income Fund, Columbia Small/Mid Cap Value Fund, RidgeWorth Ceredex Small Cap Value Equity Fund, RidgeWorth Ceredex Mid-Cap Value Equity Fund, RidgeWorth Seix Total Return Bond Fund, RidgeWorth Ceredex Large Cap Value Equity Fund, Deutsche Real Estate Securities Fund, Deutsche Equity Dividend Fund, Deutsche Capital Growth Fund, Deutsche Enhanced Emerging Markets Fixed Income, SSgA S&P 500 Index Fund, Deutsche Core Equity VIP, Deutsche Global Growth Fund, Select Overseas Fund, MassMutual Select Total Return Bond Fund, Select T. Rowe Price/Frontier MC Gr II Fund, Select Western Strategic Bond Fund, ClearBridge Appreciation Fund, ClearBridge Aggressive Growth Fund, ClearBridge All Cap Value Fund, ClearBridge Mid Cap Fund, ClearBridge Small Cap Growth Fund, Thornburg International Value Fund, Thornburg Value Fund, Thornburg Core Growth Fund, Timothy Plan Large/Mid Cap Value Fund, UBS Dynamic Alpha Fund, T. Rowe Price Growth Stock Fund,Inc., T. Rowe Price Equity Income Fund, T. Rowe Price Retirement 2010 Fund, T. Rowe Price Retirement 2020 Fund, T. Rowe Price Retirement 2030 Fund, T. Rowe Price Retirement 2040 Fund, T. Rowe Price Retirement 2050 Fund, T. Rowe Price Retirement Balanced Fund, UBS Global Allocation Fund, UBS US Allocation Fund, Vanguard Small-Cap Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Total Bond Market Index Fund, Vanguard Total Stock Market Index Fund, Victory Diversified Stock Fund, Victory Special Value Fund, Victory Sycamore Small Company Opportunity Fund, Victory Sycamore Established Value Fund, Invesco Small Cap Discovery Fund, Invesco Comstock Fund, Invesco Equity and Income Fund, Invesco Growth and Income Fund, Invesco Mid Cap Growth Fund, Invesco Quality Income Fund, Invesco Small Cap Value Fund, Invesco American Value Fund, Invesco Value Opportunities Fund, Invesco Diversified Dividend Fund, Invesco American Franchise Fund, Invesco Global Core Equity Fund, Vanguard 500 Index Fund, Wells Fargo International Equity Fund, Wells Fargo Core Bond Fund, Columbia Seligman Communications and Information Fund, Columbia Seligman Global Technology Fund, Columbia Select Smaller-Cap Value Fund, TIAA-CREF Large Cap Value Index Fund, TIAA-CREF Large Cap Growth Fund, TIAA-CREF Bond Index Fund, TIAA-CREF Equity Index Fund, MM MSCI EAFE® International Index Fund, MassMutual RetireSMARTSM 2015 Fund, MassMutual RetireSMARTSM 2020 Fund, MassMutual RetireSMARTSM 2025 Fund, MassMutual RetireSMARTSM 2030 Fund, MassMutual RetireSMARTSM 2035 Fund, MassMutual

RetireSMARTSM 2040 Fund, MassMutual RetireSMARTSM 2045 Fund, MassMutual RetireSMARTSM 2050 Fund, MassMutual RetireSMARTSM In Retirement Fund, MassMutual RetireSMARTSM 2055, American Century Heritage Fund, ClearBridge Small Cap Value Fund, Oak Ridge Small Cap Growth Fund, HIMCO VIT Index Fund, Oppenheimer Corporate Bond Fund, MassMutual Premier Small Cap Opportunities Fund, Fidelity VIP Freedom 2040 Portfolio, Fidelity VIP Freedom 2050 Portfolio, Ivy Small Cap Growth Fund, MSIF Global Opportunity Portfolio, JPMorgan U.S. Government Money Market Fund, American Century U.S. Government Money Market Fund, Invesco Balanced-Risk Commodity Strategy Fund, Columbia Select International Equity Fund, Putnam Growth Opportunities Fund, John Hancock New Opportunities Fund, Hartford Global Capital Appreciation Fund, Pioneer Global Equity Fund (merged with Pioneer Emerging Market Fund), MM Russell 2000® Small Cap Index Fund, MM S&P 500® Index Fund, MM S&P Mid Cap Index Fund, Russell Balanced Strategy Fund, Russell Conservative Strategy Fund, Russell Equity Growth Strategy Fund, Russell Growth Strategy Fund, and Russell Moderate Strategy Fund.

  *  These funds were not funded as of December 31, 2017, and as a result, are not presented in the statements of assets and liabilities.

  ++  During 2017, the following sub-accounts were liquidated:

Nuveen Mid Cap Index Fund

Nuveen Small Cap Index

Nuveen Equity Index Fund

  ++  During 2016, the following sub-accounts were liquidated:

American Century Prime Money Market Fund

JP Morgan Prime Money Market Fund

The sub-accounts are invested in mutual funds (the "Funds") of the same name.

If a Fund is subject to a merger by the fund manager, the Sub-account invested in the surviving Fund acquires the net assets of the Sub-Account associated with the merging fund on the date disclosed. These amounts are reflected in the statements of changes in net assets as a net transfer. For financial statement purposes, assets received by the Sub-Account were recorded at fair value as follows:

Surviving Sub-Account	Assets Received in 2017
JPMorgan SmartRetirement Income Fund	$1,360,915
Pioneer Global Equity Fund	1,267,458
Oppenheimer Main Street Fund	276,882
Surviving Sub-Account	Assets Received in 2016
Victory RS Value Fund	$2,084,381
Columbia Select Smaller-Cap Value Fund	16,924
Columbia Select International Equity Fund	8,231
Putnam Growth Opportunities Fund	1,229
John Hancock New Opportunities Fund	547,676
Columbia Large Cap Growth III	562,783
LKCM Aquinas Catholic Equity Fund	272,047

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

a)  Security Transactions — Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain distributions income is accrued as of the exdividend date. Net realized gain distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

b)  Unit Transactions — Unit transactions are executed based on the unit values calculated at the close of the business day.

c)  Federal Income Taxes — The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

years for any federal income taxes that would be attributable to the contracts.

d)  Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimate contained within the financial statements are the fair value measurements.

e)  Mortality Risk — The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

f)  Fair Value Measurements — The Sub-Accounts' investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the December 31, 2017 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2017, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2016 and 2017.

3.  Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a)  Mortality and Expense Risk Charges — The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.25% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b)  Tax Expense Charges — If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account's average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c)  Annual Maintenance Fees — An annual maintenance fee up to $30 may be charged. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets."

d)  Transactions with Related Parties — Affiliates of both the Sponsor Company and the Agent for Service act in the capacity of investment advisor to certain funds that are available to the Sub-Accounts. The closing net asset value of the associated fund are subject to the following fee rates paid to the affiliate

Investment Advisor	Fund Family	Maximum Annual Fee	Affiliated Party
Hartford Funds	Hartford HLS	0.90%	Sponsor Company
MML Investment Advisers, LLC	MassMutual RetireSMART	0.21%	Agent for Service
OFI Global Asset Management, Inc.	Oppenheimer	1.00%	Agent for Service
Hartford Investment Management Company (HIMCO)	HIMCO VIT	0.30%	Sponsor Company

4.  Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of Investments for the period ended December 31, 2017 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
American Century Equity Income Fund	$9,816,467	$9,561,421
American Century Growth Fund	2,470,405	3,092,323
American Century Ultra® Fund	52,597	66,014
American Century VP Balanced Fund	10,894	9,466
American Century VP International Fund	75,173	471
American Century Small Cap Value Fund	724,334	575,834
American Century Large Company Value Fund	11,440	11,680
American Century Inflation-Adjusted Bond Fund	100,385	148,268
American Century Equity Growth Fund	427,187	175,438
American Century VP Income & Growth Fund	14,996	11,363
American Century VP Ultra Fund	100,760	28,490
American Century VP Value Fund	33,195	132,726
American Century Mid Cap Value Fund	393,650	263,483
Invesco V.I. Small Cap Equity Fund	6,576	114,068
Invesco V.I. Diversified Dividend Fund	2,856	39,136
Invesco European Growth Fund	240,772	435,336
Invesco International Growth Fund	116,456	119,620
Invesco Mid Cap Core Equity Fund	291,253	250,147
Invesco Small Cap Growth Fund	506,801	529,897
Invesco Real Estate Fund	1,306,783	1,796,943
Invesco Small Cap Equity Fund	491,445	485,138
Invesco Developing Markets Fund	1,487,716	1,314,473
American Century Diversified Bond Fund	61,824	14,937
Domini Impact Equity Fund	796,661	600,847
AB Global Bond Fund	77,045	17,672
AB Global Risk Allocation Fund	41,120	41,384
AB Relative Value Fund	137,214	113,998
AB International Growth Fund	216,936	168,114
AB International Value Fund	220,407	370,598
AB Growth Fund	42,810	5,037
AB Discovery Growth Fund	273,262	280,807
AB Discovery Value Fund	349,081	592,802
AB Value Fund	5,904	10,798
AB High Income Fund	642,124	436,216
American Funds AMCAP Fund®	832,138	896,458
American Funds American Balanced Fund®	2,842,446	3,435,171
American Funds Capital Income Builder®	4,633,171	6,436,890
American Funds EuroPacific Growth Fund	6,450,569	8,246,069
American Funds Fundamental Investors FundSM	4,362,380	6,571,705
American Funds New Perspective Fund®	2,461,654	3,046,863
American Funds The Bond Fund of America®	1,279,473	1,963,349
American Funds The Growth Fund of America®	11,865,173	14,306,717
American Funds The Income Fund of America®	2,583,856	3,803,451

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Purchases at Cost	Proceeds from Sales
American Funds The Investment Company of America®	$2,932,917	$4,086,864
American Funds The New Economy Fund®	1,223,264	1,189,252
American Funds Washington Mutual Investors FundSM	1,310,850	1,637,499
American Funds American Mutual Fund®	1,090,612	1,536,348
American Funds Capital World Growth and Income Fund®	4,902,808	6,468,732
American Funds SMALLCAP World Fund®	327,883	481,228
New World Fund	382,349	174,506
Ariel Appreciation Fund	47,749	26,375
Ariel Fund	42,314	5,628
Artisan Mid Cap Value Fund	608,769	833,865
Ave Maria Rising Dividend Fund	764,331	1,649,199
Ave Maria Value Fund	32,819	141,788
Ave Maria Growth Fund	363,533	760,275
BlackRock LifePath® Dynamic 2020 Fund	4,724,028	5,299,754
BlackRock LifePath® Dynamic 2030 Fund	7,410,206	4,982,617
BlackRock LifePath® Dynamic 2040 Fund	10,106,566	8,036,636
BlackRock LifePath® Dynamic Retirement Fund	753,312	1,355,850
BlackRock LifePath® Dynamic 2050 Fund	1,387,321	1,024,280
BlackRock LifePath® Dynamic 2025 Fund	254,842	233,463
BlackRock LifePath® Dynamic 2035 Fund	92,939	139,543
BlackRock LifePath® Dynamic 2045 Fund	59,554	50,851
BlackRock LifePath® Dynamic 2055 Fund	122,949	89,339
Baron Small Cap Fund	461,404	358,501
BlackRock U.S. Government Bond Portfolio	40,594	38,861
BlackRock Equity Dividend Fund	1,104,824	1,921,991
BlackRock Capital Appreciation Fund	102,291	57,078
BlackRock Advantage Large Cap Growth Fund	41,553	165,558
Calvert VP SRI Balanced Portfolio	12,333	7,072
Calvert Equity Fund	1,589,365	2,189,248
Calvert Bond Fund	522,588	592,423
Calvert Income Fund	147,584	446,470
Columbia Contrarian Core Fund	293,941	236,185
Columbia Small Cap Value I Fund	65,410	54,714
Columbia Mid Cap Value Fund	389,476	615,390
Columbia Acorn Fund	433,853	367,028
CRM Mid Cap Value Fund	256,311	151,504
Columbia Disciplined Small Core Fund	83,270	60,479
Calamos Global Equity Fund	447	535
Calamos International Growth Fund	5,801	154
Davis Financial Fund	135,580	122,045
Davis New York Venture Fund	1,525,829	2,221,401
Davis Opportunity Fund	95,712	157,363
Delaware Diversified Income Fund	325,790	174,365
Delaware Extended Duration Bond Fund	24,695	32,517
Dreyfus Bond Market Index Fund	4,174,120	2,375,233
Dreyfus VIF Appreciation Portfolio	3,998	116
Dreyfus International Stock Index Fund	40,868	27,984
Dreyfus MidCap Index Fund	6,532,773	3,106,477
Dreyfus SmallCap Stock Index Fund	4,880,046	2,267,811
Dreyfus VIF Growth and Income Portfolio	1,266	1,799
Dreyfus VIF Quality Bond Portfolio Fund	5,966	28,128
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.	2,074	21

Sub-Account	Purchases at Cost	Proceeds from Sales
Dreyfus S&P 500 Index Fund	$9,741,995	$5,485,947
Dreyfus Intermediate Term Income Fund	52,851	317,112
Eaton Vance Large-Cap Value Fund	1,162,954	2,038,706
Eaton Vance Dividend Builder Fund	642,974	542,752
Eaton Vance Worldwide Health Sciences Fund	152,879	177,571
Eaton Vance Income Fund of Boston	1,496,375	1,094,522
Eaton Vance Balanced Fund	47,793	1,021
Eaton Vance Atlanta Capital SMID-Cap Fund	237,884	319,404
Wells Fargo Asset Allocation Fund	28,707	27,553
Wells Fargo Emerging Markets Equity Fund	695,701	1,382,467
Wells Fargo Utility & Telecommunications Fund	4,112	13,264
Alger Capital Appreciation Institutional Portfolio	1,771,077	1,933,974
Alger Mid Cap Growth Institutional Fund	460,154	507,633
Alger Small Cap Growth Institutional Fund	95,699	138,365
Nuveen Mid Cap Index Fund*	596,894	4,607,808
Nuveen Small Cap Index*	11,019	39,780
Nuveen Equity Index Fund*	65,023	1,305,208
Nuveen Mid Cap Growth Opportunities Fund	108,363	90,963
Nuveen Small Cap Select Fund	9,842	55,633
Nuveen Santa Barbara Dividend Growth Fund	6,895	185
Fidelity Advisor Equity Growth Fund	94,655	33,380
Fidelity Advisor Value Strategies Fund	73,517	59,302
Fidelity Advisor Leveraged Company Stock Fund	884,821	1,882,579
Fidelity Advisor Real Estate Fund	2,426	160
Federated Equity Income Fund, Inc.	18,705	88,315
Federated Fund for U.S. Government Securities Fund	88,905	174,612
Federated MDT Mid Cap Growth Fund	134,697	109,622
Federated High Income Bond Fund	3,307	62,516
Federated Kaufmann Fund	1,312,392	1,895,889
Federated Short-Term Income Fund	1,459	3,433
Federated Total Return Bond Fund	28,443	96,775
Federated Clover Small Value Fund	55,791	29,356
Federated International Leaders Fund	2,190	2,105
Fidelity® VIP Growth Opportunities Portfolio	201,273	54,369
Fidelity® VIP Overseas Portfolio	9,285	544
Fidelity® VIP Value Strategies Portfolio	22,781	3,703
Fidelity® VIP Balanced Portfolio	173,997	180,288
Fidelity® VIP Growth & Income Portfolio	76,074	56,254
Fidelity® VIP Freedom 2020 Portfolio	6,335	48,346
Fidelity® VIP Freedom 2030 Portfolio	35,517	118,420
Fidelity® VIP Freedom 2015 Portfolio	4,278	3,705
Fidelity® VIP Freedom 2025 Portfolio	19,880	157,845
Fidelity Advisor® Stock Selector All Cap Fund	2,250	580
Templeton Global Opportunities Trust	24,708	26,584
Templeton Developing Markets Trust	198,452	273,495
Franklin High Income Fund	275,889	704,398
Franklin Strategic Income Fund	637,320	1,446,390
Templeton Global Bond Fund	2,602,553	2,341,909
Franklin U.S. Government Securities Fund	180,575	189,166
Franklin Small Cap Value Fund	939,375	1,077,443
Franklin Mutual Global Discovery Fund	3,758,643	4,687,335
Templeton Growth Fund	439,254	744,679

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Purchases at Cost	Proceeds from Sales
Franklin Income Fund	$2,293,855	$3,037,773
Franklin Growth Fund	5,234,096	4,169,421
Franklin Total Return Fund	191,508	194,762
Franklin Balance Sheet Investment Fund	299,266	508,200
Franklin Mutual Beacon Fund	373,447	717,646
Franklin Mutual Shares Fund	826,941	896,243
Franklin Small-Mid Cap Growth Fund	812,067	1,251,228
Franklin Conservative Allocation Fund	760,348	1,166,785
Franklin Growth Allocation Fund	2,687,776	2,667,944
Franklin Moderate Allocation Fund	1,905,074	2,774,532
Templeton Foreign Fund	919,160	2,699,441
Franklin Small-Mid Cap Growth Fund	26,277	88,652
Highland Premier Growth Equity	46,796	50,217
Goldman Sachs Income Builder Fund	46,531	45,319
Goldman Sachs Capital Growth Fund	618	461
Goldman Sachs Core Fixed Income Fund	73,927	87,739
Goldman Sachs U.S. Equity Insights Fund	2	634
Goldman Sachs Government Income Fund	292,491	363,982
Goldman Sachs Equity Income Fund	30,463	58,799
Goldman Sachs Growth Opportunities Fund	471,264	529,755
Goldman Sachs Focused International Equity Fund	12,710	15,635
Goldman Sachs Mid Cap Value Fund	1,994,174	2,020,007
Goldman Sachs Small Cap Value Fund	3,233,526	2,387,744
Goldman Sachs Strategic Growth Fund	36,378	27,023
Goldman Sachs High Yield Fund	587,396	881,958
Goldman Sachs Large Cap Value Fund	233,649	224,667
Goldman Sachs Small/Mid Cap Growth Fund	89,694	95,793
Goldman Sachs Satellite Strategies Portfolio	218	11
Frost Value Equity Fund	99	3
Hartford Balanced HLS Fund	378,810	1,074,798
Hartford Total Return Bond HLS Fund	1,596,484	3,253,960
Hartford Capital Appreciation HLS Fund	2,213,659	4,384,921
Hartford Dividend and Growth HLS Fund	4,351,814	6,958,670
The Hartford Healthcare HLS Fund	1,974,781	2,001,441
Hartford Global Growth HLS Fund	700,925	672,500
Hartford Growth Opportunities HLS Fund	1,444,634	2,574,261
Hartford International Opportunities HLS Fund	119,402	271,664
Hartford MidCap HLS Fund	1,552,097	3,942,806
Hartford Ultrashort Bond HLS Fund	609,499	1,035,466
Hartford Small Company HLS Fund	419,717	1,116,198
Hartford Small Cap Growth HLS Fund	183,608	267,501
Hartford Stock HLS Fund	510,912	1,498,751
Hartford U.S. Government Securities HLS Fund	139,565	214,710
Hartford Value HLS Fund	597,026	576,968
The Hartford Checks and Balances Fund	108,914	90,953
The Hartford High Yield	14,802	6,141
The Hartford Dividend and Growth Fund	547,263	580,596
The Hartford International Opportunities Fund	211,568	218,553
The Hartford MidCap Fund	582,061	481,913
The Hartford Small Company Fund	251,922	830,438
The Hartford Total Return Bond Fund	411,581	324,558

Sub-Account	Purchases at Cost	Proceeds from Sales
The Hartford Healthcare Fund	$82,936	$91,484
The Hartford Growth Opportunities Fund	59,856	62,275
The Hartford Value Opportunities Fund	2,231	1,778
Hartford Moderate Allocation Fund	793,619	938,516
The Hartford Conservative Allocation Fund	281,099	313,573
The Hartford Capital Appreciation Fund	2,574,390	3,802,071
The Hartford Growth Allocation Fund	1,671,222	2,210,088
The Hartford Inflation Plus Fund	124,479	99,198
The Hartford Equity Income Fund	158,350	92,290
The Hartford Balanced Income Fund	173,778	109,039
The Hartford International Small Company Fund	51,365	337,054
The Hartford MidCap Value Fund	29,334	25,661
Hotchkis and Wiley Large Cap Value Fund	153,843	229,081
Invesco V.I. Technology Fund	245,197	5,961
Invesco Technology Fund	254,648	99,384
Ivy Natural Resources Fund	485,989	631,578
Ivy Large Cap Growth Fund	150,270	235,360
Ivy Science & Technology Fund	534,541	583,229
Ivy Asset Strategy Fund	151,487	1,186,993
Janus Henderson Forty Portfolio	156,302	131,765
Janus Henderson Global Research Portfolio	7,882	50,496
Janus Henderson Enterprise Portfolio	85,432	25,598
Janus Henderson Balanced Portfolio	17,409	29,612
Janus Henderson Overseas Portfolio	88,035	20,011
Janus Henderson Flexible Bond Fund	6,892	311
Janus Henderson Forty Fund	2,321,190	2,299,191
Janus Henderson Balanced Fund	733,037	739,787
Janus Henderson Enterprise Fund	376,899	498,438
Janus Henderson Overseas Fund	408,845	566,728
Janus Henderson Global Research Fund	22,639	71,734
Janus Henderson Mid Cap Value Fund	837,880	249,265
Prudential Jennison Natural Resources Fund, Inc.	469,741	519,520
Prudential Jennison Mid-Cap Growth Fund, Inc.	257,171	226,099
Prudential Jennison 20/20 Focus Fund	108,949	200,393
JPMorgan Large Cap Growth Fund	18,967	811
JPMorgan Core Bond Fund	1,334,213	526,342
JPMorgan Small Cap Equity Fund	9,354	4,658
JPMorgan Small Cap Growth Fund	276,962	277,007
JPMorgan Small Cap Value Fund	94,207	20,062
JPMorgan U.S. Equity Fund	539,511	497,823
JPMorgan SmartRetirement 2015 Fund*	262,095	2,171,363
JPMorgan SmartRetirement 2020 Fund	2,991,139	2,309,586
JPMorgan SmartRetirement 2025 Fund	2,107,837	1,554,422
JPMorgan SmartRetirement 2030 Fund	3,407,542	2,791,763
JPMorgan SmartRetirement 2035 Fund	1,921,714	1,203,867
JPMorgan SmartRetirement 2040 Fund	3,065,013	1,764,863
JPMorgan SmartRetirement 2045 Fund	1,484,678	1,245,075
JPMorgan SmartRetirement 2050 Fund	1,513,257	1,620,981
JPMorgan SmartRetirement Income Fund*	2,199,006	498,404
JP Morgan Smart Retirement 2055 Fund	567,979	104,712
Keeley Small Cap Value Fund	772,966	842,852

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Purchases at Cost	Proceeds from Sales
Loomis Sayles Bond Fund	$1,864,842	$1,725,691
LKCM Aquinas Catholic Equity Fund	66,951	482,815
Lord Abbett Affiliated Fund	223,088	273,387
Lord Abbett Fundamental Equity Fund	1,122,553	1,525,410
Lord Abbett Bond Debenture Fund	1,401,835	1,760,424
Lord Abbett Growth Opportunities Fund	39,831	18,517
Lord Abbett Calibrated Dividend Growth Fund	53,928	47,114
Lord Abbett Total Return Fund	1,586,115	913,491
Lord Abbett Developing Growth Fund	351,827	512,209
Lord Abbett International Equity Inv Opt	122,687	104,258
Lord Abbett Value Opportunities Fund	1,849,699	1,725,336
Clearbridge Value Trust	83,720	180,551
BMO Mid-Cap Value Fund	989,319	1,086,366
MassMutual RetireSMARTSM 2010 Fund	8,602	14,837
MFS® Emerging Markets Debt Fund	240,806	374,035
Massachusetts Investors Growth Stock Fund	351,303	771,776
MFS High Income Fund	149,529	140,782
MFS International New Discovery Fund	48,572	64,849
MFS Mid Cap Growth Fund	87,694	71,647
MFS New Discovery Fund	1,249,895	1,050,245
MFS Research International Fund	905,144	1,205,964
MFS Total Return Fund	1,042,918	855,799
MFS Utilities Fund	850,528	1,830,886
MFS Value Fund	2,372,885	2,226,366
MFS Total Return Bond Fund	1,934,321	829,234
MFS Massachusetts Investors Trust	308,175	478,767
MFS International Growth Fund	137,192	252,108
MFS Core Equity Fund	212,574	392,503
MFS Government Securities Fund	1,491,155	907,042
MFS International Value Fund	3,029,338	3,121,733
MFS Technology Fund	11,334	7,534
MFS Core Equity Series	2,338	1,359
MFS Utilities Series	30,314	39,660
MFS Growth Fund	61,483	33,269
MFS High Yield Portfolio	41,134	15,748
BlackRock Global Allocation Fund, Inc.	3,159,557	3,760,973
BlackRock Advantage Large Cap Core Fund	34,164	25,530
BlackRock Advantage U.S. Total Market Fund	18,279	12,652
BlackRock Small Cap Growth Fund II	509,350	423,999
BlackRock Mid Cap Dividend Fund	719,598	1,102,828
BlackRock International Dividend Fund	644,214	555,970
BlackRock Mid Cap Growth Equity Portfolio	69,603	155,753
Victory Munder Mid-Cap Core Growth Fund	1,133,970	815,377
Neuberger Berman Socially Responsive Fund	972,409	960,211
Nuveen NWQ International Value Fund	7,630	1,312
The Oakmark International Small Cap Fund	46,982	58,213
The Oakmark Equity and Income Fund	999,750	2,024,598
Oppenheimer Capital Appreciation Fund	95,427	194,174
Oppenheimer Global Fund	878,446	1,546,139
Oppenheimer Global Opportunities Fund	407,083	148,970
Oppenheimer International Growth Fund	854,365	920,439

Sub-Account	Purchases at Cost	Proceeds from Sales
Oppenheimer Main Street Fund*	$414,157	$109,730
Oppenheimer Global Strategic Income Fund	483,991	727,949
Oppenheimer Main Street Mid Cap Fund	2,182,792	1,549,054
Oppenheimer Developing Markets Fund	1,699,098	2,165,404
Oppenheimer Equity Fund*	265,392	529,044
Oppenheimer Capital Income Fund	1,063	1,454
Oppenheimer International Bond Fund	1,106,599	1,810,547
Oppenheimer Mid Cap Value Fund	138,802	167,537
Oppenheimer Main Street All Cap Fund®	344,893	344,253
Oppenheimer Gold & Special Minerals Fund	716,222	929,679
Oppenheimer Real Estate Fund	455,287	691,578
Oppenheimer Equity Income Fund	43,673	437,750
Oppenheimer International Diversified Fund	45,089	68,949
Oppenheimer Rising Dividends Fund	3,699	7,263
Putnam Global Equity Fund	8,863	1,829
Putnam VT High Yield Fund	62,746	22,596
Putnam VT International Growth Fund	7,563	7,354
Putnam VT Multi-Cap Growth Fund	36,276	66,265
Putnam VT Small Cap Value Fund	23,972	105,588
Pioneer Disciplined Value Fund	103,885	85,340
Pioneer Emerging Markets Fund*	458,463	1,898,440
Pioneer Equity Income Fund	23,212	127
Pioneer Fundamental Growth Fund	26,543	444
AllianzGI NFJ International Value Fund	2,020	40,309
AllianzGI NFJ Small-Cap Value Fund	533,477	925,827
AllianzGI NFJ Dividend Value Fund	3,157,038	2,096,865
AMG Managers Cadence Mid Cap Fund	8,391	1,495
PIMCO Emerging Markets Bond Fund	196,710	359,103
Pioneer Fund	301,773	99,739
Pioneer High Yield Fund	510,162	1,269,443
Pioneer Strategic Income Fund	2,203,470	1,467,944
Pioneer Mid Cap Value Fund	325,726	257,202
Pioneer Select Mid Cap Growth Fund	141,065	148,071
PIMCO Total Return ESG Fund	48,497	136,607
Putnam Equity Income Fund	416,589	352,598
Putnam High Yield Fund	686,501	576,129
Putnam International Equity Fund	74,608	128,951
Putnam Multi-Cap Growth Fund	823	2,201
Putnam International Capital Opportunities Fund	83,349	121,688
Putnam Small Cap Growth Fund	92,970	231,182
Royce Total Return Fund	309,770	202,321
Royce Smaller-Companies Growth Fund	332,207	228,433
Royce Small-Cap Value Fund	144,875	215,775
Columbia Diversified Equity Income Fund	25,306	13,214
Columbia Small/Mid Cap Value Fund	107,825	102,748
RidgeWorth Ceredex Small Cap Value Equity Fund	461,727	406,784
RidgeWorth Ceredex Mid-Cap Value Equity Fund	564,296	325,632
RidgeWorth Seix Total Return Bond Fund	19,395	29,023
RidgeWorth Ceredex Large Cap Value Equity Fund	89,802	183,983
Deutsche Real Estate Securities Fund	733	136
Deutsche Equity Dividend Fund	17,749	25,640

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Purchases at Cost	Proceeds from Sales
Deutsche Capital Growth Fund	$3,248	$7,987
Deutsche Enhanced Emerging Markets Fixed Income	6,933	3,353
SSgA S&P 500 Index Fund	629,595	999,603
Deutsche Core Equity VIP	8,895	17,061
Deutsche Global Growth Fund	56,571	72,203
Select Overseas Fund	6,784	812
MassMutual Select Total Return Bond Fund	57,244	38,965
Select T. Rowe Price/Frontier MC Gr II Fund	60,537	14,960
Select Western Strategic Bond Fund	101,245	42,812
ClearBridge Appreciation Fund	226,166	204,406
ClearBridge Aggressive Growth Fund	18,155	31,863
ClearBridge All Cap Value Fund	5,361	316
ClearBridge Mid Cap Fund	646,054	462,146
ClearBridge Small Cap Growth Fund	194,354	150,431
Thornburg International Value Fund	1,243,520	1,370,480
Thornburg Value Fund	502,384	514,263
Thornburg Core Growth Fund	263,129	346,994
Timothy Plan Large/Mid Cap Value Fund	45,959	170,701
T. Rowe Price Growth Stock Fund, Inc.	3,259,203	3,968,332
T. Rowe Price Equity Income Fund	412,344	570,518
T. Rowe Price Retirement 2010 Fund	208,370	570,875
T. Rowe Price Retirement 2020 Fund	3,678,839	4,362,235
T. Rowe Price Retirement 2030 Fund	5,038,664	4,000,118
T. Rowe Price Retirement 2040 Fund	3,337,785	2,726,492
T. Rowe Price Retirement 2050 Fund	1,146,432	797,261
T. Rowe Price Retirement Balanced Fund	292,909	503,070
UBS Global Allocation Fund	1,948	4,557
UBS US Allocation Fund	10,557	9,991
Vanguard Small-Cap Index Fund	91,140	434,037
Vanguard Mid-Cap Index Fund	59,217	341,657
Vanguard Total Bond Market Index Fund	73,458	230,219
Vanguard Total Stock Market Index Fund	176,857	450,408
Victory Diversified Stock Fund	236,727	142,517
Victory Special Value Fund	337,006	465,592
Victory Sycamore Small Company Opportunity Fund	1,783,249	1,619,139
Victory Sycamore Established Value Fund	4,645,643	2,347,647
Invesco Small Cap Discovery Fund	822,841	746,402
Invesco Comstock Fund	1,134,101	1,775,431
Invesco Equity and Income Fund	2,261,567	3,284,843
Invesco Growth and Income Fund	964,556	1,333,718
Invesco Mid Cap Growth Fund	993,656	1,357,305
Invesco Quality Income Fund	924	3,146
Invesco Small Cap Value Fund	911,356	954,965
Invesco American Value Fund	118,106	800,249
Invesco Value Opportunities Fund	145,318	105,259
Invesco Diversified Dividend Fund	102,899	166,996
Invesco American Franchise Fund	265,096	424,561
Invesco Global Core Equity Fund	18,130	10,375
Vanguard 500 Index Fund	149,219	927,198
Wells Fargo International Equity Fund	85,537	71,815
Wells Fargo Core Bond Fund	59,399	39,821

Sub-Account	Purchases at Cost	Proceeds from Sales
Columbia Seligman Communications and Information Fund	$532,418	$399,350
Columbia Seligman Global Technology Fund	58,666	27,327
Columbia Select Smaller-Cap Value Fund	22,895	7,844
TIAA-CREF Large Cap Value Index Fund	579,148	127,024
TIAA-CREF Large Cap Growth Fund	471,464	352,550
TIAA-CREF Bond Index Fund	126,992	83,930
TIAA-CREF Equity Index Fund	1,163,427	643,421
MM MSCI EAFE® International Index Fund	438,454	679,166
MassMutual RetireSMARTSM 2015 Fund	178,828	95,480
MassMutual RetireSMARTSM 2020 Fund	175,858	243,509
MassMutual RetireSMARTSM 2025 Fund	508,048	367,964
MassMutual RetireSMARTSM 2030 Fund	308,801	78,873
MassMutual RetireSMARTSM 2035 Fund	471,029	24,209
MassMutual RetireSMARTSM 2040 Fund	348,437	202,129
MassMutual RetireSMARTSM 2045 Fund	250,756	137,036
MassMutual RetireSMARTSM 2050 Fund	182,610	172,993
MassMutual RetireSMARTSM In Retirement Fund	8,633	3,123
MassMutual RetireSMARTSM 2055	64,575	18,673
American Century Heritage Fund	187,458	130,835
ClearBridge Small Cap Value Fund	455	1,087
Oak Ridge Small Cap Growth Fund	419,933	259,955
HIMCO VIT Index Fund	1,844,160	2,039,390
Oppenheimer Corporate Bond Fund	41	1
MassMutual Premier Small Cap Opportunities Fund	248,057	117,260
Fidelity VIP Freedom 2040 Portfolio	37,853	43,447
Fidelity VIP Freedom 2050 Portfolio	17	1
Ivy Small Cap Growth Fund	621,819	12,491
MSIF Global Opportunity Portfolio	15,676	31,695
JPMorgan U.S. Government Money Market Fund	781,821	894,111
American Century U.S. Government Money Market Fund	321,724	214,023
Invesco Balanced-Risk Commodity Strategy Fund	18,640	5,336
Columbia Select International Equity Fund	138	875
Putnam Growth Opportunities Fund	965	44
John Hancock New Opportunities Fund	103,258	128,611
Columbia Large Cap Growth III	287,582	342,931
Hartford Global Capital Appreciation Fund	239,486	433,394
Victory RS Value Fund	422,527	287,900
Pioneer Global Equity Fund*	1,281,243	49,384
MM Russell 2000® Small Cap Index Fund	320,403	212,046
MM S&P 500® Index Fund	1,581,454	352,165
MM S&P Mid Cap Index Fund	1,918,518	814,496
Russell Balanced Strategy Fund	213,758	203,011
Russell Conservative Strategy Fund	7,400	30,030
Russell Equity Growth Strategy Fund	658	1
Russell Growth Strategy Fund	514,833	522,001
Russell Moderate Strategy Fund	402,266	395,173
PIMCO Total Return Fund	5,168,281	9,189,718
PIMCO Real Return Fund	3,590,199	4,973,609

  *  See Note I for additional information related to this Sub-Account.

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

5.  Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2017 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
American Century Equity Income Fund	184,090	281,087	(96,997)
American Century Growth Fund	8,530	153,395	(144,865)
American Century Ultra® Fund	1,337	2,788	(1,451)
American Century VP Balanced Fund	109	477	(368)
American Century VP International Fund	5,766	—	5,766
American Century Small Cap Value Fund	8,167	24,268	(16,101)
American Century Large Company Value Fund	650	808	(158)
American Century Inflation-Adjusted Bond Fund	7,591	11,659	(4,068)
American Century Equity Growth Fund	19,640	9,076	10,564
American Century VP Income & Growth Fund	284	545	(261)
American Century VP Ultra Fund	2,375	957	1,418
American Century VP Value Fund	1,077	6,813	(5,736)
American Century Mid Cap Value Fund	11,803	10,622	1,181
Invesco V.I. Small Cap Equity Fund	51	6,715	(6,664)
Invesco V.I. Diversified Dividend Fund	—	1,974	(1,974)
Invesco European Growth Fund	20,258	35,569	(15,311)
Invesco International Growth Fund	7,608	8,400	(792)
Invesco Mid Cap Core Equity Fund	14,737	13,193	1,544
Invesco Small Cap Growth Fund	10,036	16,836	(6,800)
Invesco Real Estate Fund	36,066	58,298	(22,232)
Invesco Small Cap Equity Fund	25,216	27,900	(2,684)
Invesco Developing Markets Fund	107,931	97,705	10,226
American Century Diversified Bond Fund	5,187	1,211	3,976
Domini Impact Equity Fund	12,173	12,664	(491)
AB Global Bond Fund	6,452	1,416	5,036
AB Global Risk Allocation Fund	1,967	2,221	(254)
AB Relative Value Fund	7,105	5,725	1,380
AB International Growth Fund	19,763	15,105	4,658
AB International Value Fund	17,858	32,960	(15,102)
AB Growth Fund	1,689	225	1,464
AB Discovery Growth Fund	12,195	12,157	38
AB Discovery Value Fund	13,903	27,148	(13,245)
AB Value Fund	534	965	(431)
AB High Income Fund	40,793	29,322	11,471
American Funds AMCAP Fund®	33,119	43,895	(10,776)
American Funds American Balanced Fund®	138,853	193,380	(54,527)
American Funds Capital Income Builder®	275,869	446,314	(170,445)
American Funds EuroPacific Growth Fund	245,587	438,161	(192,574)
American Funds Fundamental Investors FundSM	172,064	350,808	(178,744)
American Funds New Perspective Fund®	111,952	165,904	(53,952)
American Funds The Bond Fund of America®	100,794	161,036	(60,242)
American Funds The Growth Fund of America®	363,873	594,830	(230,957)
American Funds The Income Fund of America®	129,811	242,293	(112,482)
American Funds The Investment Company of America®	134,911	227,600	(92,689)
American Funds The New Economy Fund®	49,324	55,778	(6,454)
American Funds Washington Mutual Investors FundSM	55,038	89,979	(34,941)
American Funds American Mutual Fund®	50,601	84,987	(34,386)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds Capital World Growth and Income Fund®	153,025	322,918	(169,893)
American Funds SMALLCAP World Fund®	19,197	32,013	(12,816)
New World Fund	29,189	13,225	15,964
Ariel Appreciation Fund	1,126	1,070	56
Ariel Fund	1,183	185	998
Artisan Mid Cap Value Fund	3,777	20,903	(17,126)
Ave Maria Rising Dividend Fund	30,218	72,817	(42,599)
Ave Maria Value Fund	3,209	14,202	(10,993)
Ave Maria Growth Fund	15,554	31,458	(15,904)
BlackRock LifePath® Dynamic 2020 Fund	245,357	337,500	(92,143)
BlackRock LifePath® Dynamic 2030 Fund	299,075	319,131	(20,056)
BlackRock LifePath® Dynamic 2040 Fund	472,862	496,730	(23,868)
BlackRock LifePath® Dynamic Retirement Fund	30,239	85,825	(55,586)
BlackRock LifePath® Dynamic 2050 Fund	63,297	57,307	5,990
BlackRock LifePath® Dynamic 2025 Fund	17,261	17,203	58
BlackRock LifePath® Dynamic 2035 Fund	5,064	9,390	(4,326)
BlackRock LifePath® Dynamic 2045 Fund	3,051	3,211	(160)
BlackRock LifePath® Dynamic 2055 Fund	6,712	5,539	1,173
Baron Small Cap Fund	4,482	12,339	(7,857)
BlackRock U.S. Government Bond Portfolio	3,501	3,560	(59)
BlackRock Equity Dividend Fund	18,747	55,534	(36,787)
BlackRock Capital Appreciation Fund	1,934	1,721	213
BlackRock Advantage Large Cap Growth Fund	1,287	5,225	(3,938)
Calvert VP SRI Balanced Portfolio	160	313	(153)
Calvert Equity Fund	49,053	94,834	(45,781)
Calvert Bond Fund	35,167	42,983	(7,816)
Calvert Income Fund	9,921	34,194	(24,273)
Columbia Contrarian Core Fund	6,579	5,606	973
Columbia Small Cap Value I Fund	1,565	1,492	73
Columbia Mid Cap Value Fund	14,640	39,409	(24,769)
Columbia Acorn Fund	4,842	9,471	(4,629)
CRM Mid Cap Value Fund	7,470	5,852	1,618
Columbia Disciplined Small Core Fund	2,437	3,159	(722)
Calamos Global Equity Fund	24	30	(6)
Calamos International Growth Fund	459	1	458
Davis Financial Fund	7,663	7,322	341
Davis New York Venture Fund	44,131	95,872	(51,741)
Davis Opportunity Fund	5,435	9,487	(4,052)
Delaware Diversified Income Fund	27,761	15,606	12,155
Delaware Extended Duration Bond Fund	1,761	2,475	(714)
Dreyfus Bond Market Index Fund	296,751	182,361	114,390
Dreyfus VIF Appreciation Portfolio	63	—	63
Dreyfus International Stock Index Fund	2,144	1,929	215
Dreyfus MidCap Index Fund	117,728	85,425	32,303
Dreyfus SmallCap Stock Index Fund	101,242	71,756	29,486
Dreyfus VIF Growth and Income Portfolio	4	74	(70)
Dreyfus VIF Quality Bond Portfolio Fund	315	1,961	(1,646)
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.	90	—	90
Dreyfus S&P 500 Index Fund	387,387	280,077	107,310
Dreyfus Intermediate Term Income Fund	1,771	28,165	(26,394)
Eaton Vance Large-Cap Value Fund	45,120	130,984	(85,864)

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Eaton Vance Dividend Builder Fund	30,091	34,021	(3,930)
Eaton Vance Worldwide Health Sciences Fund	4,996	6,715	(1,719)
Eaton Vance Income Fund of Boston	76,567	62,273	14,294
Eaton Vance Balanced Fund	1,797	17	1,780
Eaton Vance Atlanta Capital SMID-Cap Fund	10,084	15,630	(5,546)
Wells Fargo Asset Allocation Fund	1,821	1,845	(24)
Wells Fargo Emerging Markets Equity Fund	30,082	57,495	(27,413)
Wells Fargo Utility & Telecommunications Fund	147	527	(380)
Alger Capital Appreciation Institutional Portfolio	60,060	69,651	(9,591)
Alger Mid Cap Growth Institutional Fund	27,876	30,730	(2,854)
Alger Small Cap Growth Institutional Fund	5,218	8,151	(2,933)
Nuveen Mid Cap Index Fund*	23,852	197,930	(174,078)
Nuveen Small Cap Index*	583	2,350	(1,767)
Nuveen Equity Index Fund*	2,761	58,268	(55,507)
Nuveen Mid Cap Growth Opportunities Fund	1,506	3,787	(2,281)
Nuveen Small Cap Select Fund	442	2,425	(1,983)
Nuveen Santa Barbara Dividend Growth Fund	370	1	369
Fidelity Advisor Equity Growth Fund	3,399	1,757	1,642
Fidelity Advisor Value Strategies Fund	1,754	1,963	(209)
Fidelity Advisor Leveraged Company Stock Fund	26,887	115,257	(88,370)
Federated Equity Income Fund, Inc.	822	5,214	(4,392)
Federated Fund for U.S. Government Securities Fund	6,544	13,501	(6,957)
Federated MDT Mid Cap Growth Fund	5,985	5,541	444
Federated High Income Bond Fund	132	3,599	(3,467)
Federated Kaufmann Fund	46,272	99,377	(53,105)
Federated Short-Term Income Fund	—	227	(227)
Federated Total Return Bond Fund	1,298	6,487	(5,189)
Federated Clover Small Value Fund	2,505	1,556	949
Federated International Leaders Fund	133	121	12
Fidelity® VIP Growth Opportunities Portfolio	5,583	2,101	3,482
Fidelity® VIP Overseas Portfolio	585	1	584
Fidelity® VIP Value Strategies Portfolio	253	160	93
Fidelity® VIP Balanced Portfolio	6,056	8,627	(2,571)
Fidelity® VIP Growth & Income Portfolio	3,270	2,633	637
Fidelity® VIP Freedom 2020 Portfolio	184	1,995	(1,811)
Fidelity® VIP Freedom 2030 Portfolio	60	3,751	(3,691)
Fidelity® VIP Freedom 2015 Portfolio	—	144	(144)
Fidelity® VIP Freedom 2025 Portfolio	77	5,888	(5,811)
Fidelity Advisor® Stock Selector All Cap Fund	114	29	85
Templeton Global Opportunities Trust	945	1,094	(149)
Templeton Developing Markets Trust	16,782	24,530	(7,748)
Franklin High Income Fund	12,100	39,072	(26,972)
Franklin Strategic Income Fund	37,735	94,593	(56,858)
Templeton Global Bond Fund	134,193	130,890	3,303
Franklin U.S. Government Securities Fund	12,795	14,219	(1,424)
Franklin Small Cap Value Fund	28,847	43,102	(14,255)
Franklin Mutual Global Discovery Fund	199,283	290,540	(91,257)
Templeton Growth Fund	24,428	46,008	(21,580)
Franklin Income Fund	118,439	193,896	(75,457)
Franklin Growth Fund	227,443	195,880	31,563
Franklin Total Return Fund	13,069	13,388	(319)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Franklin Balance Sheet Investment Fund	4,204	17,089	(12,885)
Franklin Mutual Beacon Fund	21,401	46,894	(25,493)
Franklin Mutual Shares Fund	29,072	47,456	(18,384)
Franklin Small-Mid Cap Growth Fund	22,245	61,501	(39,256)
Franklin Conservative Allocation Fund	48,473	78,115	(29,642)
Franklin Growth Allocation Fund	142,474	159,759	(17,285)
Franklin Moderate Allocation Fund	99,651	173,557	(73,906)
Templeton Foreign Fund	41,119	124,649	(83,530)
Franklin Small-Mid Cap Growth Fund	760	4,362	(3,602)
Highland Premier Growth Equity	1,070	2,164	(1,094)
Goldman Sachs Income Builder Fund	2,678	1,647	1,031
Goldman Sachs Capital Growth Fund	21	21	—
Goldman Sachs Core Fixed Income Fund	5,588	6,683	(1,095)
Goldman Sachs U.S. Equity Insights Fund	1	37	(36)
Goldman Sachs Government Income Fund	20,268	27,571	(7,303)
Goldman Sachs Equity Income Fund	2,002	3,683	(1,681)
Goldman Sachs Growth Opportunities Fund	16,600	24,973	(8,373)
Goldman Sachs Focused International Equity Fund	1,272	1,405	(133)
Goldman Sachs Mid Cap Value Fund	33,429	60,369	(26,940)
Goldman Sachs Small Cap Value Fund	121,876	111,423	10,453
Goldman Sachs Strategic Growth Fund	1,441	1,307	134
Goldman Sachs High Yield Fund	22,388	45,456	(23,068)
Goldman Sachs Large Cap Value Fund	12,427	15,442	(3,015)
Goldman Sachs Small/Mid Cap Growth Fund	692	2,206	(1,514)
Goldman Sachs Satellite Strategies Portfolio	15	—	15
Frost Value Equity Fund	5	—	5
Hartford Balanced HLS Fund	12,078	58,505	(46,427)
Hartford Total Return Bond HLS Fund	88,027	229,089	(141,062)
Hartford Capital Appreciation HLS Fund	27,214	127,261	(100,047)
Hartford Dividend and Growth HLS Fund	110,188	582,091	(471,903)
The Hartford Healthcare HLS Fund	45,506	79,914	(34,408)
Hartford Global Growth HLS Fund	37,667	42,438	(4,771)
Hartford Growth Opportunities HLS Fund	64,528	113,899	(49,371)
Hartford International Opportunities HLS Fund	7,557	17,072	(9,515)
Hartford MidCap HLS Fund	18,251	90,090	(71,839)
Hartford Ultrashort Bond HLS Fund	60,138	97,518	(37,380)
Hartford Small Company HLS Fund	45,482	114,188	(68,706)
Hartford Small Cap Growth HLS Fund	7,550	10,569	(3,019)
Hartford Stock HLS Fund	21,053	69,512	(48,459)
Hartford U.S. Government Securities HLS Fund	10,771	18,908	(8,137)
Hartford Value HLS Fund	19,860	25,329	(5,469)
The Hartford Checks and Balances Fund	3,646	5,198	(1,552)
The Hartford High Yield	754	357	397
The Hartford Dividend and Growth Fund	14,176	19,362	(5,186)
The Hartford International Opportunities Fund	13,260	15,570	(2,310)
The Hartford MidCap Fund	23,000	19,949	3,051
The Hartford Small Company Fund	13,679	42,351	(28,672)
The Hartford Total Return Bond Fund	28,561	22,873	5,688
The Hartford Healthcare Fund	2,187	2,965	(778)
The Hartford Growth Opportunities Fund	1,997	2,464	(467)
The Hartford Value Opportunities Fund	115	113	2

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Hartford Moderate Allocation Fund	47,130	67,981	(20,851)
The Hartford Conservative Allocation Fund	18,727	24,569	(5,842)
The Hartford Capital Appreciation Fund	98,200	217,954	(119,754)
The Hartford Growth Allocation Fund	98,484	141,838	(43,354)
The Hartford Inflation Plus Fund	8,553	7,938	615
The Hartford Equity Income Fund	5,123	3,849	1,274
The Hartford Balanced Income Fund	10,277	6,782	3,495
The Hartford International Small Company Fund	3,425	21,073	(17,648)
The Hartford MidCap Value Fund	1,609	1,467	142
Hotchkis and Wiley Large Cap Value Fund	6,662	9,594	(2,932)
Invesco V.I. Technology Fund	10,769	204	10,565
Invesco Technology Fund	12,545	4,857	7,688
Ivy Natural Resources Fund	74,940	97,268	(22,328)
Ivy Large Cap Growth Fund	5,570	10,009	(4,439)
Ivy Science & Technology Fund	16,398	21,084	(4,686)
Ivy Asset Strategy Fund	8,763	74,088	(65,325)
Janus Henderson Forty Portfolio	1,509	4,535	(3,026)
Janus Henderson Global Research Portfolio	316	2,879	(2,563)
Janus Henderson Enterprise Portfolio	2,272	817	1,455
Janus Henderson Balanced Portfolio	530	1,264	(734)
Janus Henderson Overseas Portfolio	7,440	1,650	5,790
Janus Henderson Flexible Bond Fund	453	9	444
Janus Henderson Forty Fund	50,343	94,530	(44,187)
Janus Henderson Balanced Fund	29,758	37,846	(8,088)
Janus Henderson Enterprise Fund	10,672	14,983	(4,311)
Janus Henderson Overseas Fund	35,519	52,610	(17,091)
Janus Henderson Global Research Fund	1,288	5,160	(3,872)
Janus Henderson Mid Cap Value Fund	30,330	10,663	19,667
Prudential Jennison Natural Resources Fund, Inc.	64,104	70,583	(6,479)
Prudential Jennison Mid-Cap Growth Fund, Inc.	4,080	6,570	(2,490)
Prudential Jennison 20/20 Focus Fund	1,964	6,379	(4,415)
JPMorgan Large Cap Growth Fund	356	—	356
JPMorgan Core Bond Fund	90,029	37,856	52,173
JPMorgan Small Cap Equity Fund	135	102	33
JPMorgan Small Cap Growth Fund	5,138	5,878	(740)
JPMorgan Small Cap Value Fund	1,717	469	1,248
JPMorgan U.S. Equity Fund	16,974	20,557	(3,583)
JPMorgan SmartRetirement 2015 Fund*	19,636	163,234	(143,598)
JPMorgan SmartRetirement 2020 Fund	190,402	161,255	29,147
JPMorgan SmartRetirement 2025 Fund	122,639	102,310	20,329
JPMorgan SmartRetirement 2030 Fund	201,980	184,323	17,657
JPMorgan SmartRetirement 2035 Fund	113,102	77,002	36,100
JPMorgan SmartRetirement 2040 Fund	174,144	110,767	63,377
JPMorgan SmartRetirement 2045 Fund	86,550	77,530	9,020
JPMorgan SmartRetirement 2050 Fund	89,480	99,891	(10,411)
JPMorgan SmartRetirement Income Fund*	163,888	37,542	126,346
JP Morgan Smart Retirement 2055 Fund	33,904	6,408	27,496
Keeley Small Cap Value Fund	30,096	40,458	(10,362)
Loomis Sayles Bond Fund	78,692	82,407	(3,715)
LKCM Aquinas Catholic Equity Fund	2,923	24,196	(21,273)
Lord Abbett Affiliated Fund	11,459	17,747	(6,288)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Lord Abbett Fundamental Equity Fund	28,341	51,702	(23,361)
Lord Abbett Bond Debenture Fund	70,778	97,566	(26,788)
Lord Abbett Growth Opportunities Fund	1,348	951	397
Lord Abbett Calibrated Dividend Growth Fund	2,388	2,659	(271)
Lord Abbett Total Return Fund	90,757	57,668	33,089
Lord Abbett Developing Growth Fund	18,106	26,235	(8,129)
Lord Abbett International Equity Inv Opt	12,043	9,159	2,884
Lord Abbett Value Opportunities Fund	77,194	85,467	(8,273)
Clearbridge Value Trust	5,061	8,638	(3,577)
BMO Mid-Cap Value Fund	86,439	64,665	21,774
MassMutual RetireSMARTSM 2010 Fund	725	1,322	(597)
MFS® Emerging Markets Debt Fund	15,244	25,245	(10,001)
Massachusetts Investors Growth Stock Fund	7,717	37,279	(29,562)
MFS High Income Fund	4,296	9,746	(5,450)
MFS International New Discovery Fund	1,306	2,176	(870)
MFS Mid Cap Growth Fund	2,418	5,109	(2,691)
MFS New Discovery Fund	66,780	69,852	(3,072)
MFS Research International Fund	86,282	117,782	(31,500)
MFS Total Return Fund	52,807	52,654	153
MFS Utilities Fund	41,629	110,947	(69,318)
MFS Value Fund	105,700	124,886	(19,186)
MFS Total Return Bond Fund	120,577	53,658	66,919
MFS Massachusetts Investors Trust	6,298	13,693	(7,395)
MFS International Growth Fund	9,371	15,633	(6,262)
MFS Core Equity Fund	2,044	27,958	(25,914)
MFS Government Securities Fund	109,509	73,929	35,580
MFS International Value Fund	84,202	96,165	(11,963)
MFS Technology Fund	119	122	(3)
MFS Core Equity Series	102	96	6
MFS Utilities Series	910	1,746	(836)
MFS Growth Fund	2,858	1,563	1,295
MFS High Yield Portfolio	2,640	1,239	1,401
BlackRock Global Allocation Fund, Inc.	183,943	236,705	(52,762)
BlackRock Advantage Large Cap Core Fund	981	1,613	(632)
BlackRock Advantage U.S. Total Market Fund	353	653	(300)
BlackRock Small Cap Growth Fund II	22,728	23,092	(364)
BlackRock Mid Cap Dividend Fund	19,481	56,826	(37,345)
BlackRock International Dividend Fund	33,485	40,325	(6,840)
BlackRock Mid Cap Growth Equity Portfolio	3,150	7,853	(4,703)
Victory Munder Mid-Cap Core Growth Fund	14,785	31,501	(16,716)
Neuberger Berman Socially Responsive Fund	34,677	38,230	(3,553)
Nuveen NWQ International Value Fund	612	94	518
The Oakmark International Small Cap Fund	746	1,279	(533)
The Oakmark Equity and Income Fund	5,606	113,936	(108,330)
Oppenheimer Capital Appreciation Fund	1,257	13,287	(12,030)
Oppenheimer Global Fund	21,372	60,555	(39,183)
Oppenheimer Global Opportunities Fund	25,917	9,366	16,551
Oppenheimer International Growth Fund	59,259	63,792	(4,533)
Oppenheimer Main Street Fund*	21,548	6,206	15,342
Oppenheimer Global Strategic Income Fund	30,406	48,943	(18,537)
Oppenheimer Main Street Mid Cap Fund	100,980	84,966	16,014

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Oppenheimer Developing Markets Fund	41,423	66,876	(25,453)
Oppenheimer Equity Fund*	17,216	31,908	(14,692)
Oppenheimer Capital Income Fund	100	141	(41)
Oppenheimer International Bond Fund	65,771	121,708	(55,937)
Oppenheimer Mid Cap Value Fund	5,838	9,450	(3,612)
Oppenheimer Main Street All Cap Fund®	12,257	20,092	(7,835)
Oppenheimer Gold & Special Minerals Fund	84,956	113,541	(28,585)
Oppenheimer Real Estate Fund	26,406	47,314	(20,908)
Oppenheimer Equity Income Fund	2,395	25,163	(22,768)
Oppenheimer International Diversified Fund	2,892	4,178	(1,286)
Oppenheimer Rising Dividends Fund	173	462	(289)
Putnam Global Equity Fund	528	87	441
Putnam VT High Yield Fund	2,159	1,080	1,079
Putnam VT International Growth Fund	473	483	(10)
Putnam VT Multi-Cap Growth Fund	356	2,837	(2,481)
Putnam VT Small Cap Value Fund	619	5,955	(5,336)
Pioneer Disciplined Value Fund	4,362	4,282	80
Pioneer Emerging Markets Fund*	60,012	229,076	(169,064)
Pioneer Equity Income Fund	628	1	627
Pioneer Fundamental Growth Fund	1,386	10	1,376
AllianzGI NFJ International Value Fund	204	4,569	(4,365)
AllianzGI NFJ Small-Cap Value Fund	15,736	49,442	(33,706)
AllianzGI NFJ Dividend Value Fund	122,264	142,618	(20,354)
AMG Managers Cadence Mid Cap Fund	300	68	232
PIMCO Emerging Markets Bond Fund	10,006	20,381	(10,375)
Pioneer Fund	8,700	5,367	3,333
Pioneer High Yield Fund	26,247	73,963	(47,716)
Pioneer Strategic Income Fund	119,307	85,504	33,803
Pioneer Mid Cap Value Fund	14,679	15,583	(904)
Pioneer Select Mid Cap Growth Fund	3,735	6,247	(2,512)
PIMCO Total Return ESG Fund	4,086	12,014	(7,928)
Putnam Equity Income Fund	21,000	18,522	2,478
Putnam High Yield Fund	34,814	30,931	3,883
Putnam International Equity Fund	3,510	6,662	(3,152)
Putnam Multi-Cap Growth Fund	29	115	(86)
Putnam International Capital Opportunities Fund	7,108	11,419	(4,311)
Putnam Small Cap Growth Fund	5,799	12,430	(6,631)
Royce Total Return Fund	6,510	5,700	810
Royce Smaller-Companies Growth Fund	9,377	10,354	(977)
Royce Small-Cap Value Fund	5,012	7,737	(2,725)
Columbia Diversified Equity Income Fund	1,061	831	230
Columbia Small/Mid Cap Value Fund	5,581	6,526	(945)
RidgeWorth Ceredex Small Cap Value Equity Fund	5,937	10,295	(4,358)
RidgeWorth Ceredex Mid-Cap Value Equity Fund	7,620	7,462	158
RidgeWorth Seix Total Return Bond Fund	1,373	2,322	(949)
RidgeWorth Ceredex Large Cap Value Equity Fund	2,983	9,533	(6,550)
Deutsche Equity Dividend Fund	1,118	1,962	(844)
Deutsche Capital Growth Fund	95	235	(140)
Deutsche Enhanced Emerging Markets Fixed Income	351	174	177
SSgA S&P 500 Index Fund	21,493	39,764	(18,271)
Deutsche Core Equity VIP	76	758	(682)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Deutsche Global Growth Fund	3,841	5,040	(1,199)
Select Overseas Fund	537	—	537
MassMutual Select Total Return Bond Fund	5,022	3,655	1,367
Select T. Rowe Price/Frontier MC Gr II Fund	4,330	1,034	3,296
Select Western Strategic Bond Fund	9,382	4,062	5,320
ClearBridge Appreciation Fund	10,884	10,863	21
ClearBridge Aggressive Growth Fund	741	1,632	(891)
ClearBridge All Cap Value Fund	108	1	107
ClearBridge Mid Cap Fund	14,987	12,057	2,930
ClearBridge Small Cap Growth Fund	8,018	6,891	1,127
Thornburg International Value Fund	53,901	97,071	(43,170)
Thornburg Value Fund	21,499	25,125	(3,626)
Thornburg Core Growth Fund	15,157	19,195	(4,038)
Timothy Plan Large/Mid Cap Value Fund	1,632	7,809	(6,177)
T. Rowe Price Growth Stock Fund, Inc.	105,656	186,755	(81,099)
T. Rowe Price Equity Income Fund	21,030	35,644	(14,614)
T. Rowe Price Retirement 2010 Fund	10,594	41,106	(30,512)
T. Rowe Price Retirement 2020 Fund	204,107	271,992	(67,885)
T. Rowe Price Retirement 2030 Fund	276,133	236,867	39,266
T. Rowe Price Retirement 2040 Fund	179,761	156,054	23,707
T. Rowe Price Retirement 2050 Fund	61,015	45,291	15,724
T. Rowe Price Retirement Balanced Fund	19,809	36,147	(16,338)
UBS Global Allocation Fund	151	359	(208)
UBS US Allocation Fund	577	576	1
Vanguard Small-Cap Index Fund	2,566	34,527	(31,961)
Vanguard Mid-Cap Index Fund	1,673	26,873	(25,200)
Vanguard Total Bond Market Index Fund	3,885	21,526	(17,641)
Vanguard Total Stock Market Index Fund	10,222	34,621	(24,399)
Victory Diversified Stock Fund	6,388	7,425	(1,037)
Victory Special Value Fund	19,534	27,699	(8,165)
Victory Sycamore Small Company Opportunity Fund	65,193	68,900	(3,707)
Victory Sycamore Established Value Fund	97,216	52,571	44,645
Invesco Small Cap Discovery Fund	29,670	38,963	(9,293)
Invesco Comstock Fund	45,177	75,169	(29,992)
Invesco Equity and Income Fund	67,852	162,357	(94,505)
Invesco Growth and Income Fund	37,810	70,776	(32,966)
Invesco Mid Cap Growth Fund	45,843	70,583	(24,740)
Invesco Quality Income Fund	67	233	(166)
Invesco Small Cap Value Fund	17,002	21,373	(4,371)
Invesco American Value Fund	2,757	19,725	(16,968)
Invesco Value Opportunities Fund	6,476	6,049	427
Invesco Diversified Dividend Fund	4,766	12,034	(7,268)
Invesco American Franchise Fund	12,530	23,603	(11,073)
Invesco Global Core Equity Fund	1,225	789	436
Vanguard 500 Index Fund	3,681	71,381	(67,700)
Wells Fargo International Equity Fund	8,352	5,630	2,722
Wells Fargo Core Bond Fund	4,903	3,282	1,621
Columbia Seligman Communications and Information Fund	15,030	12,756	2,274
Columbia Seligman Global Technology Fund	1,291	924	367
Columbia Select Smaller-Cap Value Fund	1,568	609	959

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
TIAA-CREF Large Cap Value Index Fund	24,707	6,273	18,434
TIAA-CREF Large Cap Growth Fund	20,128	15,773	4,355
TIAA-CREF Bond Index Fund	11,285	7,623	3,662
TIAA-CREF Equity Index Fund	54,670	30,904	23,766
MM MSCI EAFE® International Index Fund	42,044	62,371	(20,327)
MassMutual RetireSMARTSM 2015 Fund	14,541	8,671	5,870
MassMutual RetireSMARTSM 2020 Fund	13,783	21,326	(7,543)
MassMutual RetireSMARTSM 2025 Fund	40,091	31,755	8,336
MassMutual RetireSMARTSM 2030 Fund	22,593	6,087	16,506
MassMutual RetireSMARTSM 2035 Fund	36,323	1,619	34,704
MassMutual RetireSMARTSM 2040 Fund	26,948	17,038	9,910
MassMutual RetireSMARTSM 2045 Fund	19,045	11,855	7,190
MassMutual RetireSMARTSM 2050 Fund	13,484	14,637	(1,153)
MassMutual RetireSMARTSM In Retirement Fund	777	294	483
MassMutual RetireSMARTSM 2055	4,755	1,502	3,253
American Century Heritage Fund	9,471	10,340	(869)
ClearBridge Small Cap Value Fund	10	61	(51)
Oak Ridge Small Cap Growth Fund	9,931	23,265	(13,334)
HIMCO VIT Index Fund	78,291	149,821	(71,530)
Oppenheimer Corporate Bond Fund	4	—	4
MassMutual Premier Small Cap Opportunities Fund	17,792	8,586	9,206
Fidelity VIP Freedom 2040 Portfolio	3,556	3,556	—
Ivy Small Cap Growth Fund	40,486	839	39,647
MSIF Global Opportunity Portfolio	1,151	2,320	(1,169)
JPMorgan U.S. Government Money Market Fund	78,862	89,747	(10,885)
American Century U.S. Government Money Market Fund	31,954	21,174	10,780
Invesco Balanced-Risk Commodity Strategy Fund	1,779	484	1,295
Columbia Select International Equity Fund	—	72	(72)
Putnam Growth Opportunities Fund	74	1	73
John Hancock New Opportunities Fund	5,173	10,097	(4,924)
Columbia Large Cap Growth III	21,268	28,700	(7,432)
Hartford Global Capital Appreciation Fund	11,583	22,320	(10,737)
Victory RS Value Fund	386	25,290	(24,904)
Pioneer Global Equity Fund*	128,068	4,774	123,294
MM Russell 2000® Small Cap Index Fund	23,762	15,695	8,067
MM S&P 500® Index Fund	92,153	24,093	68,060
MM S&P Mid Cap Index Fund	142,519	61,174	81,345
Russell Balanced Strategy Fund	19,188	17,480	1,708
Russell Conservative Strategy Fund	657	2,840	(2,183)
Russell Equity Growth Strategy Fund	54	—	54
Russell Growth Strategy Fund	47,041	43,741	3,300
Russell Moderate Strategy Fund	38,667	34,924	3,743
PIMCO Total Return Fund	299,467	581,336	(281,869)
PIMCO Real Return Fund	218,170	335,408	(117,238)

  *  See Note I for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2016 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
American Century Equity Income Fund	140,961	223,812	(82,851)
American Century Growth Fund	54,003	602,710	(548,707)
American Century Ultra® Fund	5,033	1,871	3,162
American Century VP Balanced Fund	1,049	1,721	(672)
American Century VP International Fund	99	0	99
American Century Small Cap Value Fund	16,914	92,548	(75,634)
American Century Large Company Value Fund	309	651	(342)
American Century Inflation-Adjusted Bond Fund	1,548	451	1,097
American Century Equity Growth Fund	1,806	38	1,768
American Century VP Income & Growth Fund	774	10,130	(9,356)
American Century VP Ultra Fund	137	759	(622)
American Century VP Value Fund	4,617	5,562	(945)
American Century Mid Cap Value Fund	20,693	2,466	18,227
Invesco V.I. Small Cap Equity Fund	4,378	2,438	1,940
Invesco V.I. Diversified Dividend Fund	4	4,193	(4,189)
Invesco European Growth Fund	27,927	26,909	1,018
Invesco International Growth Fund	5,075	4,197	878
Invesco Mid Cap Core Equity Fund	1,488	104	1,384
Invesco Small Cap Growth Fund	17,638	24,697	(7,059)
Invesco Real Estate Fund	44,513	100,294	(55,781)
Invesco Small Cap Equity Fund	7,375	10,436	(3,061)
Invesco Developing Markets Fund	32,338	30,812	1,526
American Century Diversified Bond Fund	3,803	223	3,580
American Century Prime Money Market Fund	18,534	126,407	(107,873)
Domini Impact Equity Fund	9,768	4,956	4,812
AB Global Bond Fund	1,356	1,360	(4)
AB Global Risk Allocation Fund	1,596	1,108	488
AB Growth and Income Fund	824	738	86
AB International Growth Fund	8,544	7,436	1,108
AB International Value Fund	22,581	35,749	(13,168)
AB Growth Fund	269	968	(699)
AB Discovery Growth Fund	1,526	4,343	(2,817)
AB Discovery Value Fund	18,476	20,469	(1,993)
AB Value Fund*	631	3	628
AB High Income Fund	29,484	14,585	14,899
American Funds AMCAP Fund®	23,676	58,227	(34,551)
American Funds American Balanced Fund®	89,487	72,477	17,010
American Funds Capital Income Builder®	177,090	259,225	(82,135)
American Funds EuroPacific Growth Fund	233,725	515,119	(281,394)
American Funds Fundamental Investors FundSM	223,690	297,869	(74,179)
American Funds New Perspective Fund®	105,633	107,680	(2,047)
American Funds The Bond Fund of America®	69,246	78,482	(9,236)
American Funds The Growth Fund of America®	269,557	423,880	(154,323)
American Funds The Income Fund of America®	217,521	209,846	7,675
American Funds The Investment Company of America®	87,540	95,269	(7,729)
American Funds The New Economy Fund®	27,363	25,961	1,402
American Funds Washington Mutual Investors FundSM	47,119	57,100	(9,981)
American Funds American Mutual Fund®	47,783	143,277	(95,494)
American Funds Capital World Growth and Income Fund®	162,234	393,969	(231,735)

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds SMALLCAP World Fund®	9,515	5,736	3,779
Ariel Appreciation Fund	1,073	1,956	(883)
Ariel Fund	1,064	127	937
Artisan Mid Cap Value Fund	6,669	51,319	(44,650)
Ave Maria Rising Dividend Fund	44,319	28,172	16,147
Ave Maria Catholic Values Fund	13,940	11,165	2,775
Ave Maria Growth Fund	13,575	10,454	3,121
BlackRock LifePath® Dynamic 2020 Fund*	164,578	406,848	(242,270)
BlackRock LifePath® Dynamic 2030 Fund*	241,229	429,456	(188,227)
BlackRock LifePath® Dynamic 2040 Fund*	251,256	351,868	(100,612)
BlackRock LifePath® Dynamic Retirement Fund*	21,379	88,018	(66,639)
BlackRock LifePath® Dynamic 2050 Fund*	80,682	74,081	6,601
BlackRock LifePath® Dynamic 2025 Fund*	12,360	52,850	(40,490)
BlackRock LifePath® Dynamic 2035 Fund*	12,357	8,015	4,342
BlackRock LifePath® Dynamic 2045 Fund*	6,601	8,044	(1,443)
BlackRock LifePath® Dynamic 2055 Fund*	6,840	2,593	4,247
Baron Small Cap Fund	5,601	57,513	(51,912)
BlackRock U.S. Government Bond Portfolio	2,021	493	1,528
BlackRock Equity Dividend Fund	19,757	13,933	5,824
BlackRock Capital Appreciation Fund	1,591	3,124	(1,533)
BlackRock Flexible Equity Fund	2,580	1,243	1,337
Calvert VP SRI Balanced Portfolio	173	15,695	(15,522)
Calvert Equity Portfolio	35,906	43,899	(7,993)
Calvert Bond Portfolio	22,689	44,519	(21,830)
Calvert Income Fund	19,365	10,808	8,557
Columbia Contrarian Core Fund	3,758	1,053	2,705
Columbia Large Cap Growth Fund II	696	4,629	(3,933)
Columbia Small Cap Value I Fund	146	38	108
Columbia International Opportunities Fund	0	842	(842)
Columbia Mid Cap Value Fund	14,443	12,420	2,023
Columbia Acorn Fund	7,410	33,542	(26,132)
Columbia Large Cap Growth Fund V*	4,112	36,134	(32,022)
CRM Mid Cap Value Fund	6,104	1,866	4,238
Columbia Disciplined Small Core Fund*	3,757	2,382	1,375
Calamos Global Equity Fund	5	0	5
Calamos International Growth Fund	416	22	394
Davis Financial Fund	1,758	1,643	115
Davis New York Venture Fund	56,424	72,008	(15,584)
Davis Opportunity Fund	1,885	501	1,384
Delaware Diversified Income Fund	13,777	6,904	6,873
Delaware Extended Duration Bond Fund	2,516	2	2,514
Dreyfus Bond Market Index Fund	389,230	97,783	291,447
Dreyfus VIF Appreciation Portfolio	967	1,447	(480)
Dreyfus International Stock Index Fund	3,691	16,083	(12,392)
Dreyfus MidCap Index Fund	135,352	81,843	53,509
Dreyfus SmallCap Stock Index Fund	106,232	47,690	58,542
Dreyfus VIF Growth and Income Portfolio	912	0	912
Dreyfus VIF Quality Bond Portfolio Fund	316	701	(385)
Dreyfus Socially Responsible Growth Fund, Inc.	104	623	(519)
Dreyfus S&P 500 Index Fund	372,162	145,524	226,638
Dreyfus Intermediate Term Income Fund	5,529	47,859	(42,330)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Eaton Vance Large-Cap Value Fund	38,312	274,979	(236,667)
Eaton Vance Dividend Builder Fund	10,814	14,844	(4,030)
Eaton Vance Worldwide Health Sciences Fund	8,961	12,117	(3,156)
Eaton Vance Income Fund of Boston	30,495	26,298	4,197
Eaton Vance Balanced Fund	1,058	2	1,056
Eaton Vance Atlanta Capital SMID-Cap Fund	27,135	11,424	15,711
Wells Fargo Asset Allocation Fund	3,641	12,220	(8,579)
Wells Fargo Emerging Markets Equity Fund	37,557	28,489	9,068
Wells Fargo Utility & Telecommunications Fund	119	283	(164)
Alger Capital Appreciation Institutional Portfolio	51,243	47,954	3,289
Alger Mid Cap Growth Institutional Fund	8,000	20,958	(12,958)
Alger Small Cap Growth Institutional Fund	2,680	4,338	(1,658)
Nuveen Mid Cap Index Fund	39,812	36,829	2,983
Nuveen Small Cap Index	1,094	3,994	(2,900)
Nuveen Equity Index Fund	17,739	15,533	2,206
Nuveen Mid Cap Growth Opportunities Fund	3,523	3,221	302
Nuveen Small Cap Select Fund	557	41	516
Nuveen Santa Barbara Dividend Growth Fund	412	1	411
Fidelity Advisor Equity Growth Fund	4,934	7,889	(2,955)
Fidelity Advisor Value Strategies Fund	157	384	(227)
Fidelity Advisor Leveraged Company Stock Fund	36,026	57,241	(21,215)
Federated Equity Income Fund, Inc.	1,134	1,089	45
Federated Fund for U.S. Government Securities Fund	3,094	2,842	252
Federated MDT Mid Cap Growth Strategies Fund	767	443	324
Federated High Income Bond Fund	5,867	2,992	2,875
Federated Kaufmann Fund	87,102	96,369	(9,267)
Federated Short-Term Income Fund	416	613	(197)
Federated Total Return Bond Fund	1,670	3,780	(2,110)
Federated Clover Small Value Fund	1,286	407	879
Federated International Leaders Fund	29	1	28
Fidelity® VIP Growth Opportunities Portfolio	645	1,048	(403)
Fidelity® VIP Overseas Portfolio	853	3,636	(2,783)
Fidelity® VIP Value Strategies Portfolio	672	7,709	(7,037)
Fidelity VIP Balanced Fund	4,046	13,494	(9,448)
Fidelity® VIP Growth & Income Portfolio	2,971	696	2,275
Fidelity® VIP Freedom 2020 Portfolio	541	5,882	(5,341)
Fidelity® VIP Freedom 2030 Portfolio	5,689	8,329	(2,640)
Fidelity® VIP Freedom 2015 Portfolio	804	23	781
Fidelity® VIP Freedom 2025 Portfolio	908	13,753	(12,845)
Fidelity® VIP FundsManager 70% Portfolio	1	33	(32)
Fidelity Advisor® Stock Selector All Cap Fund	82	110	(28)
Templeton Global Opportunities Trust	1,241	777	464
Templeton Developing Markets Trust	27,944	48,037	(20,093)
Franklin High Income Fund	18,244	14,504	3,740
Franklin Strategic Income Fund	37,389	46,675	(9,286)
Templeton Global Bond Fund	59,897	72,275	(12,378)
Franklin U.S. Government Securities Fund	7,734	3,326	4,408
Franklin Small Cap Value Fund	42,288	29,456	12,832
Franklin Mutual Global Discovery Fund	169,676	216,160	(46,484)
Templeton Growth Fund	17,824	41,662	(23,838)
Franklin Income Fund	92,944	93,625	(681)

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Franklin Growth Fund	132,841	109,085	23,756
Franklin Total Return Fund	6,431	1,456	4,975
Franklin Balance Sheet Investment Fund	4,011	29,423	(25,412)
Franklin Mutual Beacon Fund	12,383	18,941	(6,558)
Franklin Mutual Shares Fund	32,028	63,650	(31,622)
Franklin Small-Mid Cap Growth Fund	15,482	71,964	(56,482)
Franklin Conservative Allocation Fund	30,875	35,394	(4,519)
Franklin Growth Allocation Fund	95,441	118,085	(22,644)
Franklin Moderate Allocation Fund	106,976	166,376	(59,400)
Templeton Foreign Fund	40,419	174,602	(134,183)
Franklin Small-Mid Cap Growth Fund	951	1,344	(393)
Highland Premier Growth Equity	1,074	24	1,050
Goldman Sachs Income Builder Fund	350	733	(383)
Goldman Sachs Capital Growth Fund	51	1	50
Goldman Sachs Core Fixed Income Fund	1,319	801	518
Goldman Sachs U.S. Equity Insights Fund	0	19	(19)
Goldman Sachs Government Income Fund	16,603	34,565	(17,962)
Goldman Sachs Growth & Income Fund	969	5,094	(4,125)
Goldman Sachs Growth Opportunities Fund	5,995	16,956	(10,961)
Goldman Sachs Focused International Equity Fund	539	112	427
Goldman Sachs Mid Cap Value Fund	15,249	32,803	(17,554)
Goldman Sachs Small Cap Value Fund	77,336	47,860	29,476
Goldman Sachs Strategic Growth Fund	256	152	104
Goldman Sachs High Yield Fund	23,363	86,034	(62,671)
Goldman Sachs Large Cap Value Fund	4,626	8,565	(3,939)
Goldman Sachs Small/Mid Cap Growth Fund	2,720	6,910	(4,190)
Goldman Sachs Satellite Strategies Portfolio	16	0	16
John Hancock Small Cap Equity Fund	613	36,207	(35,594)
Hartford Balanced HLS Fund	31,641	95,940	(64,299)
Hartford Total Return Bond HLS Fund	72,336	369,635	(297,299)
Hartford Capital Appreciation HLS Fund	29,934	262,974	(233,040)
Hartford Dividend and Growth HLS Fund	161,484	1,352,218	(1,190,734)
The Hartford Healthcare HLS Fund	77,158	143,389	(66,231)
Hartford Global Growth HLS Fund	12,451	12,767	(316)
Hartford Growth Opportunities HLS Fund	85,119	72,213	12,906
Hartford International Opportunities HLS Fund	6,059	6,899	(840)
Hartford MidCap HLS Fund	18,179	149,103	(130,924)
Hartford Ultrashort Bond HLS Fund	63,361	111,672	(48,311)
Hartford Small Company HLS Fund	45,719	316,730	(271,011)
Hartford Small Cap Growth HLS Fund	8,676	8,684	(8)
Hartford Stock HLS Fund	11,604	57,594	(45,990)
Hartford U.S. Government Securities HLS Fund	20,104	29,552	(9,448)
Hartford Value HLS Fund	10,486	15,308	(4,822)
The Hartford Checks and Balances Fund	3,389	5,301	(1,912)
The Hartford High Yield	870	433	437
The Hartford Dividend and Growth Fund	10,401	13,621	(3,220)
The Hartford International Opportunities Fund	21,101	13,627	7,474
The Hartford MidCap Fund	9,618	8,236	1,382
The Hartford Small Company Fund	14,137	11,494	2,643
The Hartford Total Return Bond Fund	5,895	6,932	(1,037)
The Hartford Healthcare Fund	3,244	1,586	1,658

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
The Hartford Growth Opportunities Fund	6,397	885	5,512
The Hartford Value Opportunities Fund	128	1	127
Hartford Moderate Allocation Fund	38,149	63,152	(25,003)
The Hartford Conservative Allocation Fund	18,742	43,159	(24,417)
The Hartford Capital Appreciation Fund	79,048	114,042	(35,001)
The Hartford Growth Allocation Fund	42,774	38,497	4,277
The Hartford Inflation Plus Fund	12,080	6,303	5,777
The Hartford Equity Income Fund	5,510	4,153	1,357
The Hartford Balanced Income Fund	5,638	5,644	(6)
The Hartford International Small Company Fund	21,095	3,745	17,350
The Hartford MidCap Value Fund	2,735	911	1,824
Hotchkis and Wiley Large Cap Value Fund	2,811	4,554	(1,743)
Invesco V.I. Technology Fund	9,590	9,744	(154)
Invesco Technology Fund	6,150	6,395	(245)
Ivy Global Natural Resources Fund	44,346	50,244	(5,898)
Ivy Large Cap Growth Fund	7,071	4,217	2,854
Ivy Science & Technology Fund	14,557	16,072	(1,515)
Ivy Asset Strategy Fund	20,843	24,039	(3,196)
Janus Aspen Forty Portfolio	851	12,050	(11,199)
Janus Aspen Global Research Portfolio	244	3,729	(3,485)
Janus Aspen Enterprise Portfolio	145	896	(751)
Janus Aspen Balanced Portfolio	348	7,001	(6,653)
Janus Aspen Overseas Portfolio	772	3,681	(2,909)
Janus Flexible Bond Fund	775	730	45
Janus Forty Fund	42,213	54,959	(12,746)
Janus Balanced Fund	49,415	30,571	18,844
Janus Enterprise Fund	18,770	6,598	12,172
Janus Overseas Fund	24,516	42,821	(18,305)
Janus Global Research Fund	2,082	8,673	(6,591)
Perkins Mid Cap Value Fund	4,605	1,737	2,868
Prudential Jennison Natural Resources Fund, Inc.	23,167	21,567	1,600
Prudential Jennison Mid-Cap Growth Fund, Inc.	5,332	4,163	1,169
Prudential Jennison 20/20 Focus Fund	1,650	1,858	(208)
JPMorgan Large Cap Growth Fund	72	0	72
JPMorgan Core Bond Fund	67,913	46,723	21,190
JPMorgan Small Cap Equity Fund	781	758	23
JPMorgan Small Cap Growth Fund	2,546	942	1,604
JPMorgan Small Cap Value Fund	2,557	17,654	(15,097)
JPMorgan U.S. Equity Fund	14,028	17,707	(3,679)
JPMorgan SmartRetirement 2015 Fund	37,373	27,872	9,501
JPMorgan SmartRetirement 2020 Fund	130,453	47,926	82,527
JPMorgan SmartRetirement 2025 Fund	139,020	61,807	77,213
JPMorgan SmartRetirement 2030 Fund	222,932	104,694	118,238
JPMorgan SmartRetirement 2035 Fund	84,064	47,442	36,622
JPMorgan SmartRetirement 2040 Fund	186,971	55,360	131,611
JPMorgan SmartRetirement 2045 Fund	58,720	62,040	(3,320)
JPMorgan SmartRetirement 2050 Fund	105,571	27,560	78,011
JPMorgan SmartRetirement Income Fund	42,777	32,904	9,873
JP Morgan Smart Retirement 2055 Fund	22,981	9,470	13,511
JP Morgan Prime Money Market Fund	28,738	150,661	(121,923)
Keeley Small Cap Value Fund	6,290	20,617	(14,327)

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Loomis Sayles Bond Fund	34,444	41,233	(6,789)
LKCM Aquinas Growth Fund	3,428	18,269	(14,841)
LKCM Aquinas Catholic Equity Fund*	33,065	24,326	8,739
Lord Abbett Affiliated Fund	4,758	23,451	(18,693)
Lord Abbett Fundamental Equity Fund	22,253	25,820	(3,567)
Lord Abbett Bond Debenture Fund	35,313	26,979	8,334
Lord Abbett Growth Opportunities Fund	1,782	1,489	293
Lord Abbett Calibrated Dividend Growth Fund	1,614	2,139	(525)
Lord Abbett Total Return Fund	200,478	45,980	154,498
Lord Abbett Developing Growth Fund	17,414	41,592	(24,178)
Lord Abbett International Core Equity Fund	6,624	3,965	2,659
Lord Abbett Value Opportunities Fund	65,509	65,297	212
Clearbridge Value Trust	4,660	5,469	(809)
BMO Mid-Cap Value Fund	20,391	25,895	(5,504)
MassMutual RetireSMARTSM 2010 Fund	3,257	2,473	784
MFS® Emerging Markets Debt Fund	19,277	15,007	4,270
Massachusetts Investors Growth Stock Fund	15,590	36,840	(21,250)
MFS High Income Fund	13,787	43,022	(29,235)
MFS International New Discovery Fund	4,802	5,039	(237)
MFS Mid Cap Growth Fund	3,993	19,635	(15,642)
MFS New Discovery Fund	32,999	70,816	(37,817)
MFS Research International Fund	97,300	57,804	39,496
MFS Total Return Fund	32,907	24,969	7,938
MFS Utilities Fund	51,357	97,376	(46,019)
MFS Value Fund	110,688	156,752	(46,064)
MFS Total Return Bond Fund	41,051	14,064	26,987
MFS Massachusetts Investors Trust	10,691	28,734	(18,043)
MFS International Growth Fund	4,974	929	4,045
MFS Core Equity Fund	7,733	51,976	(44,243)
MFS Government Securities Fund	120,876	166,160	(45,284)
MFS International Value Fund	98,536	63,744	34,792
MFS Technology Fund	152	29	123
MFS Core Equity Series	123	0	123
MFS Utilities Series	10,151	11,924	(1,773)
MFS Growth Fund	2,098	1,286	812
MFS High Yield Portfolio	765	1,057	(292)
BlackRock Global Allocation Fund, Inc.	128,419	100,771	27,648
BlackRock Large Cap Core Fund	252	1,082	(830)
BlackRock Value Opportunities Fund, Inc.	499	55	444
BlackRock Small Cap Growth Fund II	9,900	14,710	(4,810)
BlackRock Mid Cap Value Opportunities Fund	37,543	18,743	18,800
BlackRock International Opportunities Portfolio	23,171	11,009	12,162
BlackRock Mid Cap Growth Equity Portfolio	2,088	3,840	(1,752)
Victory Munder Mid-Cap Core Growth Fund	17,698	87,424	(69,726)
Neuberger Berman Socially Responsive Fund	27,200	30,639	(3,439)
Nuveen NWQ International Value Fund*	2,194	694	1,500
The Oakmark International Small Cap Fund	317	2,350	(2,033)
The Oakmark Equity and Income Fund	38,624	450,013	(411,389)
Oppenheimer Capital Appreciation Fund	1,756	31,371	(29,615)
Oppenheimer Global Fund	21,281	85,115	(63,834)
Oppenheimer Global Opportunities Fund*	446	0	446

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Oppenheimer International Growth Fund	49,019	118,926	(69,907)
Oppenheimer Main Street Fund	2,731	6,418	(3,687)
Oppenheimer Global Strategic Income Fund	21,506	6,622	14,884
Oppenheimer Main Street Mid Cap Fund	36,837	49,223	(12,386)
Oppenheimer Developing Markets Fund	52,803	104,134	(51,331)
Oppenheimer Equity Fund	1,050	1,120	(70)
Oppenheimer Capital Income Fund	10	0	10
Oppenheimer International Bond Fund	59,168	91,711	(32,543)
Oppenheimer Mid Cap Value Fund	4,936	5,993	(1,057)
Oppenheimer Main Street Select Fund®	9,261	5,355	3,906
Oppenheimer Gold & Special Minerals Fund	89,975	82,143	7,832
Oppenheimer Real Estate Fund	43,087	36,553	6,534
Oppenheimer Equity Income Fund	6,886	1,349	5,537
Oppenheimer International Diversified Fund	4,457	3,745	712
Oppenheimer Rising Dividends Fund	164	1	163
Putnam Global Equity Fund	34	716	(682)
Putnam VT High Yield Fund	321	1,415	(1,094)
Putnam VT International Growth Fund	411	15	396
Putnam VT Multi-Cap Growth Fund	970	11,754	(10,784)
Putnam VT Small Cap Value Fund	4,672	1,722	2,950
Pioneer Disciplined Value Fund	917	961	(44)
Pioneer Emerging Markets Fund	46,138	54,464	(8,326)
Pioneer Equity Income Fund	77	1	76
Pioneer Fundamental Growth Fund	700	1,149	(449)
AllianzGI NFJ International Value Fund	816	1,652	(836)
AllianzGI NFJ Small-Cap Value Fund	16,441	14,895	1,546
AllianzGI NFJ Dividend Value Fund	95,101	111,185	(16,084)
AMG Managers Cadence Mid Cap Fund	422	1,743	(1,321)
PIMCO Emerging Markets Bond Fund	10,991	31,218	(20,227)
Pioneer Fund	8,287	6,720	1,567
Pioneer High Yield Fund	20,057	43,684	(23,627)
Pioneer Strategic Income Fund	72,639	32,353	40,286
Pioneer Mid Cap Value Fund	10,681	23,457	(12,776)
Pioneer Select Mid Cap Growth Fund	3,533	1,954	1,579
PIMCO Total Return III Fund	11,787	8,613	3,174
Putnam Equity Income Fund	5,535	4,079	1,456
Putnam High Yield Advantage Fund	29,317	35,570	(6,253)
Putnam International Equity Fund	1,951	3,396	(1,445)
Putnam Multi-Cap Growth Fund	51	296	(245)
Putnam Voyager Fund	41	69	(28)
Putnam International Capital Opportunities Fund	2,980	5,607	(2,627)
Putnam Small Cap Growth Fund	8,781	5,559	3,222
Royce Total Return Fund	3,332	5,462	(2,130)
Royce Smaller-Companies Growth Fund	1,335	2,874	(1,539)
Royce Small-Cap Value Fund	1,914	17,865	(15,951)
RS Value Fund	4,048	132,701	(128,653)
Columbia Diversified Equity Income Fund	624	1,297	(673)
Columbia Small/Mid Cap Value Fund	2,385	7,240	(4,855)
Columbia Multi-Advisor Small Cap Value Fund	94	1,314	(1,220)
RidgeWorth Ceredex Small Cap Value Equity Fund*	7,937	6,451	1,486
RidgeWorth Ceredex Mid-Cap Value Equity Fund*	7,192	7,651	(459)

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
RidgeWorth Seix Total Return Bond Fund	937	3,283	(2,346)
RidgeWorth Ceredex Large Cap Value Equity Fund*	11,963	1,980	9,983
Deutsche Real Estate Securities Fund	0	794	(794)
Deutsche Equity Dividend Fund	1,153	4,183	(3,030)
Deutsche Capital Growth Fund	275	162	113
Deutsche Enhanced Emerging Markets Fixed Income	1,308	1,024	284
SSgA S&P 500 Index Fund	13,375	11,273	2,102
Deutsche Core Equity VIP	80	7,068	(6,988)
Deutsche Global Growth Fund	508	348	160
Select Overseas Fund*	6,863	0	6,863
MassMutual Select Total Return Bond Fund*	25,008	923	24,085
Select T. Rowe Price/Frontier MC Gr II Fund*	799	2	797
Select Western Strategic Bond Fund*	15,325	971	14,354
ClearBridge Appreciation Fund	10,691	7,584	3,107
ClearBridge Aggressive Growth Fund	2,331	7,188	(4,857)
ClearBridge All Cap Value Fund	70	704	(634)
ClearBridge Mid Cap Fund*	19,221	7,567	11,654
ClearBridge Small Cap Growth Fund	8,430	5,736	2,694
Thornburg International Value Fund	38,815	48,923	(10,108)
Thornburg Value Fund	9,378	7,535	1,843
Thornburg Core Growth Fund	7,421	18,677	(11,256)
Timothy Plan Large/Mid Cap Value Fund	9,368	8,095	1,273
T. Rowe Price Growth Stock Fund, Inc.	124,680	88,897	35,783
T. Rowe Price Equity Income Fund	22,375	35,856	(13,481)
T. Rowe Price Retirement 2010 Fund	33,626	41,605	(7,979)
T. Rowe Price Retirement 2020 Fund	137,323	117,586	19,737
T. Rowe Price Retirement 2030 Fund	165,144	81,842	83,302
T. Rowe Price Retirement 2040 Fund	90,388	69,130	21,258
T. Rowe Price Retirement 2050 Fund	49,745	26,970	22,775
T. Rowe Price Retirement Balanced Fund	18,438	11,360	7,078
UBS Global Allocation Fund	223	1	222
UBS US Allocation Fund	551	0	551
Vanguard Small-Cap Index Fund	27,042	164,039	(136,997)
Vanguard Mid-Cap Index Fund	49,553	147,894	(98,341)
Vanguard Total Bond Market Index Fund	33,021	114,566	(81,545)
Vanguard Total Stock Market Index Fund	56,748	200,972	(144,224)
Victory Diversified Stock Fund	3,040	18,488	(15,448)
Victory Special Value Fund	11,940	18,949	(7,009)
Victory Sycamore Small Company Opportunity Fund	54,626	42,767	11,859
Victory Sycamore Established Value Fund	44,816	23,835	20,981
Invesco Small Cap Discovery Fund	20,788	39,006	(18,218)
Invesco Comstock Fund	37,639	69,527	(31,888)
Invesco Equity and Income Fund	103,330	193,157	(89,827)
Invesco Growth and Income Fund	42,960	49,499	(6,539)
Invesco Mid Cap Growth Fund	13,796	13,169	627
Invesco Quality Income Fund*	173	0	173
Invesco Small Cap Value Fund	8,992	14,765	(5,773)
Invesco American Value Fund	3,439	5,443	(2,004)
Invesco Value Opportunities Fund	759	4,574	(3,815)
Invesco Diversified Dividend Fund	9,786	12,250	(2,464)
Invesco American Franchise Fund	10,031	9,308	723

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco Global Core Equity Fund	408	20	388
Vanguard 500 Index Fund	101,442	201,851	(100,409)
Wells Fargo International Equity Fund	586	267	319
Wells Fargo Core Bond Fund	3,884	2,652	1,232
Columbia Seligman Communications and Information Fund	4,352	1,858	2,494
Columbia Seligman Global Technology Fund	1,692	1,922	(230)
Columbia Select Smaller-Cap Value Fund*	1,855	82	1,773
TIAA-CREF Large Cap Value Index Fund	57,197	12,048	45,149
TIAA-CREF Large Cap Growth Fund	96,734	6,488	90,246
TIAA-CREF Bond Index Fund	16,289	4,504	11,785
TIAA-CREF Equity Index Fund	103,459	12,057	91,402
MM MSCI EAFE® International Index Fund	54,604	6,206	48,398
MassMutual RetireSMARTSM 2015 Fund	7,731	3,270	4,461
MassMutual RetireSMARTSM 2020 Fund	24,394	28,043	(3,649)
MassMutual RetireSMARTSM 2025 Fund	59,111	23,652	35,459
MassMutual RetireSMARTSM 2030 Fund	33,222	12,391	20,831
MassMutual RetireSMARTSM 2035 Fund	20,814	16,402	4,412
MassMutual RetireSMARTSM 2040 Fund	40,196	26,625	13,571
MassMutual RetireSMARTSM 2045 Fund	25,161	14,842	10,319
MassMutual RetireSMARTSM 2050 Fund	11,169	7,618	3,551
MassMutual RetireSMARTSM In Retirement Fund	554	187	367
MassMutual RetireSMARTSM 2055	4,099	1,318	2,781
American Century Heritage Fund	15,908	23,554	(7,646)
ClearBridge Small Cap Value Fund	21	3	18
Oak Ridge Small Cap Growth Fund	16,940	20,044	(3,104)
HIMCO VIT Index Fund	73,754	186,149	(112,395)
MassMutual Premier Small Cap Opportunities Fund*	3,710	595	3,115
Fidelity VIP Freedom 2035 Portfolio*	2,511	2,511	—
Fidelity VIP Freedom 2050 Portfolio	12	0	12
Ivy Small Cap Growth Fund	1,690	1	1,689
MSIF Global Opportunity Portfolio	703	753	(50)
JPMorgan U.S. Government Money Market Fund	127,250	11,247	116,003
American Century U.S. Government Money Market Fund	125,803	4,467	121,336
Columbia Select International Equity Fund*	824	71	753
Putnam Growth Opportunities Fund*	145	1	144
John Hancock New Opportunities Fund*	55,827	8,956	46,871
Hartford Global Capital Appreciation Fund	8,531	8,142	389
Victory RS Value Fund*	208,207	15,250	192,957
Columbia Large Cap Growth III*	57,875	1,124	56,751
MM Russell 2000® Small Cap Index Fund	5,298	308	4,990
MM S&P 500® Index Fund	40,065	11,904	28,161
MM S&P Mid Cap Index Fund	20,195	5,540	14,655
Russell Balanced Strategy Fund	7,290	3,865	3,425
Russell Conservative Strategy Fund	1,741	832	909
Russell Growth Strategy Fund	5,965	2,524	3,441
Russell Moderate Strategy Fund	3,887	345	3,542
PIMCO Total Return Fund	301,471	558,674	(257,203)
PIMCO Real Return Fund	175,203	444,274	(269,071)

  *  See Note I for additional information related to this Sub-Account.

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

6.  Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the periods presented within each Sub-Account. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the funds merged into the surviving fund.

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Century Equity Income Fund
2017	985,005	$8.91	to	$28.18	$35,240,030	—	to	1.25%	0.84%	to	1.57%	1.14%	to	11.66%
2016	1,082,002	25.23	to	35.87	34,434,131	—	to	1.25%	1.75%	to	1.76%	17.72%	to	19.20%
2015	1,164,853	21.44	to	30.10	30,961,715	—	to	1.25%	0.77%	to	2.06%	(0.90)%	to	2.31%
2014	1,919,063	15.72	to	21.63	31,464,660	0.15%	to	1.25%	2.21%	to	3.04%	5.59%	to	10.70%
2013	1,874,866	19.54	to	22.39	28,853,701	0.35%	to	1.25%	2.03%	to	2.36%	17.82%	to	19.04%
American Century Growth Fund
2017	1,039,414	21.55	to	38.11	23,330,262	—	to	1.25%	—	to	0.17%	28.21%	to	30.09%
2016	1,184,279	16.57	to	29.72	20,380,625	—	to	1.25%	0.31%	to	0.50%	2.56%	to	4.15%
2015	1,732,986	15.91	to	28.98	28,285,537	—	to	1.25%	0.11%	to	0.35%	3.02%	to	4.59%
2014	1,662,394	15.21	to	28.13	26,003,516	—	to	1.25%	0.03%	to	0.30%	9.57%	to	11.21%
2013	1,575,795	13.68	to	25.67	22,234,676	—	to	1.25%	0.13%	to	0.40%	27.48%	to	29.37%
American Century Ultra® Fund
2017	15,161	26.53	to	23.53	391,486	0.35%	to	1.25%	—	to	—	29.95%	to	31.12%
2016	16,612	18.11	to	20.23	329,415	0.35%	to	1.25%	0.03%	to	0.03%	2.84%	to	3.77%
2015	13,450	17.61	to	19.50	256,044	0.35%	to	1.25%	—	to	—	4.56%	to	5.52%
2014	8,779	16.84	to	18.48	157,118	0.35%	to	1.25%	0.09%	to	0.13%	8.28%	to	9.22%
2013	6,155	15.55	to	16.92	100,206	0.35%	to	1.25%	0.05%	to	0.08%	34.89%	to	36.11%
American Century VP Balanced Fund
2017	9,663	18.79	to	18.79	181,590	0.70%	to	0.70%	1.54%	to	1.54%	13.12%	to	13.12%
2016	10,031	16.61	to	16.61	166,636	0.70%	to	0.70%	1.58%	to	1.58%	6.25%	to	6.25%
2015	10,703	15.64	to	15.64	167,356	0.70%	to	0.70%	1.71%	to	1.71%	(3.24)%	to	(3.24)%
2014	12,788	16.16	to	16.16	206,666	0.70%	to	0.70%	1.54%	to	1.54%	9.05%	to	9.05%
2013	9,474	14.82	to	14.82	140,362	0.70%	to	0.70%	1.57%	to	1.57%	16.61%	to	16.61%
American Century VP International Fund
2017	6,597	15.70	to	15.70	103,541	0.70%	to	0.70%	0.15%	to	0.15%	30.29%	to	30.29%
2016	831	12.05	to	12.05	10,009	0.70%	to	0.70%	1.01%	to	1.01%	(6.16)%	to	(6.16)%
2015	732	12.84	to	12.84	9,403	0.70%	to	0.70%	0.36%	to	0.36%	0.05%	to	0.05%
2014	642	12.83	to	12.83	8,239	0.70%	to	0.70%	—	to	—	(6.15)%	to	(6.15)%
American Century Small Cap Value Fund
2017	157,271	25.42	to	30.32	4,080,146	—	to	1.25%	0.09%	to	0.29%	(9.72)%	to	8.55%
2016	173,372	23.06	to	27.93	4,061,981	—	to	1.25%	0.46%	to	0.67%	24.24%	to	26.01%
2015	249,006	18.30	to	22.48	4,599,606	—	to	1.25%	0.13%	to	0.13%	(4.13)%	to	(2.67)%
2014	227,504	18.80	to	23.45	4,332,189	—	to	1.25%	0.37%	to	0.63%	2.89%	to	4.39%
2013	198,417	18.01	to	22.79	3,630,862	—	to	1.25%	0.67%	to	0.95%	32.83%	to	34.91%
American Century Large Company Value Fund
2017	2,753	14.94	to	17.94	41,863	0.75%	to	1.25%	1.53%	to	1.55%	9.37%	to	9.91%
2016	2,911	13.59	to	16.41	40,079	0.75%	to	1.25%	1.65%	to	1.65%	13.73%	to	14.30%
2015	3,253	11.89	to	14.43	39,373	0.75%	to	1.25%	0.91%	to	1.02%	(5.28)%	to	(4.79)%
2014	3,414	12.49	to	15.23	44,098	0.75%	to	1.25%	1.11%	to	1.14%	11.17%	to	11.74%
2013	4,122	11.18	to	13.70	47,669	0.75%	to	1.25%	0.38%	to	1.51%	29.33%	to	29.97%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Century Inflation-Adjusted Bond Fund
2017	8,393	$13.11	to	$13.01	$110,875	0.75%	to	1.25%	0.76%	to	1.68%	1.56%	to	2.07%
2016	12,461	12.81	to	13.36	157,040	0.85%	to	1.25%	1.58%	to	1.68%	3.09%	to	3.50%
2015	11,364	12.43	to	12.91	138,973	0.85%	to	1.25%	0.73%	to	0.74%	(3.52)%	to	(3.15)%
2014	9,814	12.88	to	13.33	124,245	0.85%	to	1.25%	1.02%	to	1.37%	(2.86)%	to	1.10%
2013	11,519	12.35	to	12.74	143,759	1.05%	to	1.25%	0.53%	to	0.97%	(10.44)%	to	(10.26)%
American Century Equity Growth Fund
2017	18,384	19.60	to	21.47	413,276	—	to	1.25%	0.82%	to	1.08%	20.04%	to	21.54%
2016	7,820	16.13	to	17.89	129,245	—	to	1.25%	1.19%	to	1.22%	8.32%	to	9.68%
2015	6,052	14.70	to	16.52	92,135	—	to	1.25%	0.45%	to	1.16%	(5.57)%	to	(2.34)%
2014	2,809	14.20	to	17.49	46,957	1.05%	to	1.25%	0.93%	to	1.09%	11.62%	to	11.88%
2013	4,898	12.69	to	15.67	75,191	1.05%	to	1.25%	1.19%	to	1.24%	30.99%	to	31.25%
American Century VP Income & Growth Fund
2017	11,604	20.65	to	20.65	239,650	0.70%	to	0.70%	2.38%	to	2.38%	19.65%	to	19.65%
2016	11,865	17.26	to	17.26	204,807	0.70%	to	0.70%	2.39%	to	2.39%	12.69%	to	12.69%
2015	21,221	15.32	to	15.32	325,045	0.70%	to	0.70%	2.10%	to	2.10%	(6.26)%	to	(6.26)%
2014	22,377	16.34	to	16.34	365,711	0.70%	to	0.70%	2.23%	to	2.23%	11.71%	to	11.71%
2013	18,837	14.63	to	14.63	275,567	0.70%	to	0.70%	2.23%	to	2.23%	34.87%	to	34.87%
American Century VP Ultra Fund
2017	34,178	27.09	to	27.09	925,765	0.70%	to	0.70%	0.36%	to	0.36%	31.31%	to	31.31%
2016	32,760	20.63	to	20.63	675,792	0.70%	to	0.70%	0.34%	to	0.34%	3.72%	to	3.72%
2015	33,382	19.89	to	19.89	663,935	0.70%	to	0.70%	0.44%	to	0.44%	5.51%	to	5.51%
2014	33,148	18.85	to	18.85	624,740	0.70%	to	0.70%	0.36%	to	0.36%	9.26%	to	9.26%
2013	31,085	17.25	to	17.25	536,355	0.70%	to	0.70%	0.53%	to	0.53%	36.12%	to	36.12%
American Century VP Value Fund
2017	44,417	20.35	to	20.35	903,701	0.70%	to	0.70%	1.65%	to	1.65%	7.99%	to	7.99%
2016	50,153	18.84	to	18.84	944,919	0.70%	to	0.70%	1.77%	to	1.77%	19.64%	to	19.64%
2015	51,098	15.75	to	15.75	804,667	0.70%	to	0.70%	2.14%	to	2.14%	(4.56)%	to	(4.56)%
2014	51,464	16.50	to	16.50	849,093	0.70%	to	0.70%	1.60%	to	1.60%	12.31%	to	12.31%
2013	49,706	14.69	to	14.69	730,329	0.70%	to	0.70%	1.67%	to	1.67%	30.81%	to	30.81%
American Century Mid Cap Value Fund
2017	47,568	27.31	to	24.76	1,254,819	—	to	1.25%	1.31%	to	1.34%	9.95%	to	11.32%
2016	46,387	22.52	to	24.53	1,105,369	—	to	1.25%	1.24%	to	1.35%	20.98%	to	22.50%
2015	28,160	18.61	to	20.02	544,313	—	to	1.25%	0.59%	to	1.00%	(3.80)%	to	(3.01)%
2014	14,326	19.19	to	20.25	281,039	0.15%	to	1.25%	0.89%	to	0.94%	14.59%	to	15.88%
2013	13,319	16.75	to	17.47	227,012	0.15%	to	1.25%	1.14%	to	1.28%	28.09%	to	29.51%
Invesco V.I. Small Cap Equity Fund
2017	7,345	18.34	to	18.34	134,717	0.70%	to	0.70%	—	to	—	13.26%	to	13.26%
2016	14,009	16.19	to	16.19	226,878	0.70%	to	0.70%	—	to	—	11.28%	to	11.28%
2015	12,069	14.55	to	14.55	175,633	0.70%	to	0.70%	—	to	—	(6.17)%	to	(6.17)%
2014	13,547	15.51	to	15.51	210,118	0.70%	to	0.70%	—	to	—	1.64%	to	1.64%
2013	20,724	15.26	to	15.26	316,239	0.70%	to	0.70%	0.01%	to	0.01%	36.51%	to	36.51%
Invesco V.I. Diversified Dividend Fund
2017	2,586	20.27	to	20.27	52,423	0.70%	to	0.70%	1.24%	to	1.24%	7.82%	to	7.82%
2016	4,560	18.80	to	18.80	85,717	0.70%	to	0.70%	1.09%	to	1.09%	14.01%	to	14.01%
2015	8,749	16.49	to	16.49	144,250	0.70%	to	0.70%	1.75%	to	1.75%	1.34%	to	1.34%
2014	7,229	16.27	to	16.27	117,602	0.70%	to	0.70%	1.82%	to	1.82%	12.04%	to	12.04%
2013	11,787	14.52	to	14.52	171,152	0.70%	to	0.70%	2.81%	to	2.81%	30.12%	to	30.12%

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco European Growth Fund
2017	31,442	$14.22	to	$18.44	$431,104	—	to	1.25%	—	to	1.98%	25.33%	to	26.90%
2016	46,753	10.43	to	14.71	498,926	0.35%	to	1.25%	1.39%	to	1.45%	(3.95)%	to	(3.09)%
2015	45,735	10.76	to	15.32	505,528	0.35%	to	1.25%	1.46%	to	1.46%	3.29%	to	4.20%
2014	45,287	10.33	to	14.83	483,431	0.35%	to	1.25%	1.25%	to	1.82%	(7.36)%	to	(6.52)%
2013	60,547	11.05	to	16.01	683,745	0.35%	to	1.25%	1.10%	to	1.62%	22.01%	to	23.11%
Invesco International Growth Fund
2017	26,484	14.11	to	17.43	423,563	0.15%	to	1.25%	—	to	1.69%	21.12%	to	22.45%
2016	27,276	10.84	to	14.39	357,599	0.50%	to	1.25%	1.22%	to	1.23%	(2.10)%	to	(1.37)%
2015	26,398	11.64	to	14.70	351,214	0.15%	to	1.25%	—	to	1.14%	(3.79)%	to	(2.75)%
2014	110,184	11.97	to	15.28	1,363,016	0.15%	to	1.25%	1.26%	to	1.47%	(1.33)%	to	(0.25)%
2013	139,861	12.00	to	15.49	1,698,576	0.15%	to	1.25%	1.23%	to	1.35%	17.22%	to	18.51%
Invesco Mid Cap Core Equity Fund
2017	18,498	18.19	to	19.61	344,227	0.50%	to	1.25%	0.07%	to	0.16%	13.62%	to	14.47%
2016	16,954	15.89	to	17.26	301,774	0.50%	to	1.25%	0.31%	to	0.32%	10.62%	to	11.45%
2015	15,570	14.26	to	15.60	249,601	0.50%	to	1.25%	0.03%	to	0.04%	(5.55)%	to	(4.84)%
2014	14,730	14.98	to	16.52	248,186	0.50%	to	1.25%	—	to	0.01%	3.22%	to	4.00%
2013	20,467	14.40	to	16.00	325,057	0.50%	to	1.25%	—	to	—	27.59%	to	28.55%
Invesco Small Cap Growth Fund
2017	77,355	37.31	to	25.15	1,780,165	0.00%	to	1.25%	—	to	—	14.24%	to	23.40%
2016	84,155	11.69	to	37.57	1,558,215	0.35%	to	1.25%	—	to	—	9.92%	to	10.90%
2015	91,214	10.54	to	34.18	1,236,411	0.35%	to	1.25%	—	to	—	(3.06)%	to	(2.12)%
2014	83,566	10.77	to	35.26	1,118,320	0.35%	to	1.25%	—	to	—	4.92%	to	6.33%
2013	57,308	19.06	to	33.16	1,227,505	0.50%	to	1.25%	0.06%	to	0.06%	38.17%	to	39.22%
Invesco Real Estate Fund
2017	170,630	24.10	to	40.48	5,152,583	—	to	1.25%	1.11%	to	1.53%	7.09%	to	8.86%
2016	192,862	22.14	to	37.80	5,510,208	—	to	1.25%	1.69%	to	1.97%	4.49%	to	6.18%
2015	248,643	20.85	to	36.17	6,584,943	—	to	1.25%	1.09%	to	1.54%	0.45%	to	2.07%
2014	239,057	20.43	to	36.01	6,302,368	—	to	1.25%	0.83%	to	1.21%	26.52%	to	28.65%
2013	210,338	15.88	to	28.46	4,658,656	—	to	1.25%	1.05%	to	1.47%	0.52%	to	2.18%
Invesco Small Cap Equity Fund
2017	56,688	19.41	to	20.56	1,074,842	—	to	1.25%	—	to	—	12.17%	to	13.58%
2016	59,372	17.09	to	18.33	990,828	—	to	1.25%	—	to	—	10.33%	to	11.72%
2015	62,433	15.29	to	16.61	938,387	—	to	1.25%	—	to	—	(6.80)%	to	(2.86)%
2014	55,793	17.09	to	17.82	896,834	0.35%	to	1.25%	—	to	—	0.89%	to	1.83%
2013	41,981	16.78	to	17.66	654,089	0.35%	to	1.25%	—	to	—	34.98%	to	36.20%
Invesco Developing Markets Fund
2017	184,920	15.84	to	14.36	2,890,257	—	to	1.25%	0.69%	to	0.85%	28.73%	to	30.34%
2016	174,694	11.16	to	12.15	2,089,117	—	to	1.25%	0.89%	to	0.91%	18.27%	to	19.75%
2015	173,168	9.43	to	10.15	1,732,462	—	to	1.25%	0.98%	to	3.16%	(19.95)%	to	(19.71)%
2014	90,774	11.75	to	12.27	1,101,171	0.35%	to	1.25%	1.07%	to	1.99%	(4.48)%	to	(3.59)%
2013	23,686	12.30	to	12.73	294,907	0.35%	to	1.25%	0.74%	to	1.20%	(4.42)%	to	(3.55)%
American Century Diversified Bond Fund
2017	12,198	11.91	to	11.54	141,510	0.85%	to	1.25%	1.90%	to	1.94%	1.89%	to	2.30%
2016	8,222	11.33	to	11.64	93,611	0.85%	to	1.25%	2.02%	to	2.06%	0.99%	to	1.39%
2015	4,642	11.22	to	11.48	52,236	0.85%	to	1.25%	2.42%	to	2.46%	(1.25)%	to	(0.83)%
2014	3,950	11.36	to	11.58	45,011	0.85%	to	1.25%	1.94%	to	2.24%	0.56%	to	4.34%
2013	5,026	10.89	to	10.97	54,952	1.05%	to	1.25%	2.06%	to	2.06%	(3.84)%	to	(3.65)%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Domini Impact Equity Fund
2017	35,154	$66.41	to	$19.27	$2,041,079	—	to	1.25%	0.26%	to	0.28%	13.99%	to	15.42%
2016	35,645	16.91	to	57.53	1,679,641	—	to	1.25%	1.08%	to	1.09%	9.86%	to	11.24%
2015	30,833	15.39	to	51.72	1,289,810	—	to	1.25%	0.55%	to	0.77%	(8.45)%	to	(1.77)%
2014	40,335	16.81	to	18.45	734,397	0.35%	to	1.25%	1.71%	to	1.95%	12.56%	to	13.58%
2013	4,592	14.93	to	16.24	71,769	0.35%	to	1.25%	—	to	1.02%	31.20%	to	32.39%
AB Global Bond Fund
2017	7,962	12.39	to	11.76	94,597	0.50%	to	1.25%	2.21%	to	2.23%	1.71%	to	2.47%
2016	2,926	11.57	to	12.09	34,517	0.50%	to	1.25%	2.14%	to	2.16%	4.07%	to	4.86%
2015	2,930	11.11	to	11.53	33,137	0.50%	to	1.25%	3.66%	to	3.77%	(0.78)%	to	(0.02)%
2014	3,399	11.20	to	11.53	38,616	0.50%	to	1.25%	4.78%	to	5.76%	4.24%	to	5.55%
2013	2,059	10.61	to	10.76	22,081	0.75%	to	1.25%	1.25%	to	2.35%	(3.37)%	to	(2.88)%
AB Global Risk Allocation Fund
2017	11,615	17.10	to	17.04	209,796	—	to	1.25%	—	to	3.01%	10.40%	to	11.79%
2016	11,869	15.30	to	15.44	192,483	—	to	1.25%	3.70%	to	5.62%	5.88%	to	7.21%
2015	11,381	14.27	to	14.58	172,835	—	to	1.25%	0.06%	to	0.06%	(4.84)%	to	(3.70)%
2014	14,802	14.82	to	15.32	221,956	—	to	1.25%	6.41%	to	10.25%	1.07%	to	5.98%
2013	12,626	14.46	to	16.18	179,644	0.35%	to	1.25%	0.35%	to	0.36%	(1.31)%	to	(0.42)%
AB Relative Value Fund+
2017	8,757	18.94	to	21.46	166,804	0.50%	to	1.25%	0.81%	to	0.86%	17.25%	to	18.13%
2016	7,377	18.30	to	19.50	136,259	0.65%	to	1.25%	1.82%	to	1.96%	9.77%	to	10.43%
2015	7,291	16.67	to	17.66	120,155	0.65%	to	1.25%	1.00%	to	1.35%	(0.10)%	to	0.49%
2014	5,479	16.69	to	17.57	87,671	0.65%	to	1.25%	0.83%	to	0.84%	7.52%	to	8.16%
2013	5,830	15.52	to	16.24	84,319	0.65%	to	1.25%	0.52%	to	1.06%	32.62%	to	33.41%
AB International Growth Fund
2017	46,252	10.74	to	13.58	526,782	0.35%	to	1.25%	—	to	—	32.80%	to	33.99%
2016	41,594	8.02	to	10.23	356,078	0.35%	to	1.25%	0.65%	to	0.72%	(8.25)%	to	(7.42)%
2015	40,486	8.66	to	11.15	378,529	0.35%	to	1.25%	—	to	—	(3.30)%	to	(2.50)%
2014	36,091	8.88	to	11.53	373,124	0.35%	to	1.25%	—	to	—	(2.67)%	to	(1.81)%
2013	45,818	9.04	to	11.85	484,157	0.35%	to	1.25%	0.77%	to	0.98%	11.89%	to	12.91%
AB International Value Fund
2017	77,821	22.91	to	11.79	953,953	—	to	1.25%	1.50%	to	1.90%	23.28%	to	24.83%
2016	92,923	9.56	to	12.13	907,320	—	to	1.25%	0.17%	to	0.18%	(2.20)%	to	(1.14)%
2015	106,091	9.78	to	12.27	1,058,736	—	to	1.25%	1.09%	to	1.32%	1.07%	to	1.24%
2014	127,611	9.66	to	12.14	1,231,559	—	to	1.25%	2.14%	to	2.95%	(9.47)%	to	(7.75)%
2013	144,363	10.47	to	13.41	1,504,030	—	to	1.25%	4.97%	to	5.01%	16.41%	to	20.55%
AB Growth Fund
2017	4,520	22.22	to	24.52	99,839	0.50%	to	1.25%	—	to	—	32.18%	to	33.17%
2016	3,056	16.69	to	18.55	50,863	0.50%	to	1.25%	—	to	—	0.20%	to	0.95%
2015	3,755	16.53	to	18.51	61,721	0.50%	to	1.25%	—	to	—	7.43%	to	8.25%
2014	2,921	15.27	to	17.23	44,455	0.50%	to	1.25%	—	to	—	11.50%	to	12.35%
2013	2,175	13.59	to	15.45	29,374	0.50%	to	1.25%	—	to	—	31.76%	to	32.75%
AB Discovery Growth Fund
2017	9,767	24.40	to	26.27	243,475	0.50%	to	1.25%	—	to	—	30.88%	to	31.86%
2016	9,729	20.07	to	21.38	198,790	0.65%	to	1.25%	—	to	—	3.49%	to	4.11%
2015	12,546	19.39	to	20.54	246,100	0.65%	to	1.25%	—	to	—	(2.10)%	to	(1.49)%
2014	10,559	19.81	to	20.85	211,939	0.65%	to	1.25%	—	to	—	1.48%	to	2.12%
2013	9,458	19.52	to	20.42	187,241	0.65%	to	1.25%	—	to	—	36.74%	to	37.56%

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
AB Discovery Value Fund
2017	39,305	$24.01	to	$22.01	$899,260	0.35%	to	1.25%	0.10%	to	0.12%	11.31%	to	12.31%
2016	52,550	19.77	to	21.37	1,082,935	0.35%	to	1.25%	0.20%	to	0.33%	22.84%	to	23.94%
2015	54,543	16.10	to	17.25	909,311	0.35%	to	1.25%	—	to	—	(7.07)%	to	(6.22)%
2014	59,913	17.32	to	18.39	1,067,625	0.35%	to	1.25%	0.43%	to	0.45%	7.24%	to	8.24%
2013	58,312	16.15	to	16.99	964,176	0.35%	to	1.25%	0.21%	to	0.22%	35.52%	to	36.74%
AB Value Fund
2017	794	12.87	to	11.89	9,459	0.50%	to	1.25%	0.80%	to	1.14%	11.99%	to	12.83%
2016	1,225	10.61	to	11.41	13,052	0.50%	to	1.25%	1.28%	to	1.85%	9.59%	to	10.41%
2015	597	9.69	to	10.33	5,810	0.50%	to	1.25%	1.11%	to	1.31%	(8.80)%	to	(8.14)%
2014	717	10.62	to	11.25	7,628	0.50%	to	1.25%	2.22%	to	2.68%	8.56%	to	10.17%
2013	468	9.64	to	10.03	4,524	0.65%	to	1.25%	1.24%	to	1.42%	34.03%	to	34.84%
AB High Income Fund
2017	56,083	15.22	to	14.30	830,928	0.35%	to	1.25%	3.04%	to	5.88%	6.59%	to	7.55%
2016	44,612	13.42	to	14.02	615,290	0.50%	to	1.25%	6.37%	to	6.46%	13.79%	to	14.65%
2015	29,713	11.79	to	12.23	355,875	0.50%	to	1.25%	6.81%	to	6.86%	(5.20)%	to	(4.51)%
2014	5,100	21.02	to	21.96	107,992	0.50%	to	1.25%	—	to	3.70%	1.81%	to	2.58%
2013	4,871	20.65	to	21.41	101,560	0.50%	to	1.25%	1.65%	to	3.15%	11.86%	to	12.71%
American Funds AMCAP Fund®
2017	164,745	22.75	to	23.22	3,636,876	—	to	1.25%	0.14%	to	0.15%	20.09%	to	21.60%
2016	175,521	18.71	to	19.34	3,209,912	—	to	1.25%	0.13%	to	0.14%	7.32%	to	8.66%
2015	210,072	17.22	to	18.02	3,539,011	—	to	1.25%	—	to	—	(0.77)%	to	0.47%
2014	220,312	17.14	to	18.16	3,733,943	—	to	1.25%	—	to	—	10.34%	to	11.74%
2013	236,347	15.34	to	16.46	3,623,928	—	to	1.25%	0.01%	to	0.01%	34.68%	to	36.37%
American Funds American Balanced Fund®
2017	473,470	19.78	to	19.99	8,972,582	0.35%	to	1.25%	1.31%	to	1.44%	13.63%	to	14.65%
2016	527,997	17.25	to	17.59	8,758,280	0.35%	to	1.25%	1.44%	to	1.48%	6.90%	to	7.87%
2015	510,987	15.99	to	16.45	7,907,688	0.35%	to	1.25%	1.26%	to	1.28%	0.08%	to	0.96%
2014	491,955	15.84	to	16.44	7,631,667	0.35%	to	1.25%	1.18%	to	1.19%	7.18%	to	8.10%
2013	481,185	14.65	to	15.34	6,976,223	0.35%	to	1.25%	0.31%	to	1.36%	19.82%	to	20.90%
American Funds Capital Income Builder®
2017	1,174,623	15.35	to	16.42	17,705,173	—	to	1.25%	3.09%	to	3.16%	12.41%	to	13.82%
2016	1,345,068	13.48	to	14.61	17,941,870	—	to	1.25%	3.12%	to	3.16%	5.23%	to	6.55%
2015	1,427,203	12.65	to	13.88	18,005,021	—	to	1.25%	3.05%	to	3.10%	(4.47)%	to	(3.25)%
2014	1,468,194	13.08	to	14.53	19,337,051	—	to	1.25%	4.24%	to	4.25%	4.93%	to	6.20%
2013	1,701,330	12.32	to	13.85	21,128,855	—	to	1.25%	3.13%	to	3.19%	13.08%	to	14.50%
American Funds EuroPacific Growth Fund
2017	1,519,013	17.10	to	25.03	32,280,342	—	to	1.25%	0.57%	to	0.90%	28.71%	to	30.70%
2016	1,711,587	19.45	to	44.25	27,485,573	—	to	1.25%	0.95%	to	1.42%	(0.86)%	to	(0.56)%
2015	1,992,981	19.62	to	44.50	30,924,126	—	to	1.25%	1.15%	to	1.32%	(3.76)%	to	(2.36)%
2014	1,899,245	20.09	to	46.24	29,977,679	—	to	1.25%	1.01%	to	1.41%	(4.12)%	to	(3.93)%
2013	1,824,070	20.95	to	48.13	30,131,506	—	to	1.25%	0.53%	to	0.71%	18.30%	to	18.99%
American Funds Fundamental Investors FundSM
2017	851,475	21.39	to	23.23	17,653,478	—	to	1.25%	1.10%	to	1.16%	21.42%	to	22.94%
2016	1,030,219	17.40	to	19.13	17,476,605	—	to	1.25%	1.16%	to	1.29%	10.75%	to	12.14%
2015	1,104,398	15.51	to	17.28	16,792,292	—	to	1.25%	1.06%	to	1.12%	1.75%	to	3.07%
2014	1,134,261	15.05	to	16.98	16,971,847	—	to	1.25%	1.41%	to	1.46%	7.19%	to	8.54%
2013	1,291,658	13.87	to	15.84	18,146,141	—	to	1.25%	1.02%	to	1.08%	29.46%	to	31.09%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Funds New Perspective Fund®
2017	454,238	$19.99	to	$22.16	$9,070,660	—	to	1.25%	0.11%	to	0.12%	26.87%	to	28.46%
2016	508,190	15.56	to	17.47	7,899,762	—	to	1.25%	0.45%	to	0.50%	0.24%	to	1.50%
2015	510,237	15.33	to	17.43	7,862,907	—	to	1.25%	0.34%	to	0.37%	3.68%	to	5.03%
2014	471,922	14.60	to	16.81	6,996,567	—	to	1.25%	0.24%	to	0.27%	1.55%	to	2.84%
2013	450,716	14.20	to	16.55	6,674,426	—	to	1.25%	0.56%	to	0.59%	24.85%	to	26.42%
American Funds The Bond Fund of America®
2017	371,625	12.50	to	12.14	4,576,638	0.35%	to	1.25%	1.54%	to	1.54%	1.63%	to	2.55%
2016	431,867	11.95	to	12.19	5,192,313	0.35%	to	1.25%	1.37%	to	1.39%	1.17%	to	2.08%
2015	441,103	11.81	to	11.94	5,217,034	0.35%	to	1.25%	1.65%	to	1.65%	(1.32)%	to	(0.43)%
2014	416,482	11.97	to	11.99	4,977,671	0.35%	to	1.25%	1.84%	to	1.85%	3.91%	to	4.89%
2013	473,179	11.43	to	11.52	5,436,100	0.35%	to	1.25%	2.01%	to	2.03%	(3.51)%	to	(2.64)%
American Funds The Growth Fund of America®
2017	1,778,728	32.74	to	26.22	47,863,870	—	to	1.25%	0.14%	to	0.15%	24.15%	to	25.71%
2016	2,009,685	21.12	to	41.32	42,809,878	—	to	1.25%	0.24%	to	0.25%	1.72%	to	6.78%
2015	2,164,008	19.78	to	40.62	43,262,105	—	to	1.25%	0.23%	to	0.23%	(3.33)%	to	3.73%
2014	2,188,048	19.07	to	42.02	41,816,440	—	to	1.25%	0.03%	to	0.03%	(0.87)%	to	7.56%
2013	2,240,236	17.73	to	42.39	39,892,293	—	to	1.25%	0.03%	to	0.03%	25.08%	to	31.77%
American Funds The Income Fund of America®
2017	820,791	16.80	to	18.22	13,760,699	0.35%	to	1.25%	2.50%	to	2.53%	11.55%	to	12.56%
2016	933,273	14.93	to	16.34	13,928,229	0.35%	to	1.25%	2.82%	to	2.84%	8.80%	to	9.78%
2015	925,598	13.60	to	15.01	12,603,044	0.35%	to	1.25%	2.68%	to	2.75%	(3.07)%	to	(2.17)%
2014	952,812	13.90	to	15.49	13,371,186	0.35%	to	1.25%	3.09%	to	3.25%	6.69%	to	7.61%
2013	936,924	12.92	to	14.52	12,402,710	0.35%	to	1.25%	3.02%	to	3.43%	16.30%	to	17.35%
American Funds The Investment Company of America®
2017	533,231	19.36	to	20.73	10,209,753	0.35%	to	1.25%	1.30%	to	1.34%	17.80%	to	18.86%
2016	625,920	16.29	to	17.60	10,231,353	0.35%	to	1.25%	1.60%	to	1.61%	12.75%	to	13.77%
2015	633,649	14.32	to	15.61	9,119,596	0.35%	to	1.25%	1.29%	to	1.33%	(3.04)%	to	(2.15)%
2014	602,781	14.63	to	16.10	9,028,096	0.35%	to	1.25%	1.40%	to	1.49%	10.32%	to	11.32%
2013	656,592	13.14	to	14.59	9,034,561	0.35%	to	1.25%	1.47%	to	1.52%	30.30%	to	31.48%
American Funds The New Economy Fund®
2017	122,460	23.84	to	26.16	2,910,088	—	to	1.25%	—	to	—	32.25%	to	33.91%
2016	128,914	17.80	to	19.78	2,317,420	—	to	1.25%	—	to	—	0.62%	to	1.88%
2015	127,512	17.48	to	19.66	2,242,472	—	to	1.25%	0.05%	to	0.05%	2.18%	to	3.47%
2014	162,533	16.89	to	19.24	2,797,537	—	to	1.25%	0.23%	to	0.37%	2.95%	to	4.20%
2013	139,924	16.21	to	18.69	2,320,040	—	to	1.25%	0.20%	to	0.22%	41.18%	to	42.96%
American Funds Washington Mutual Investors FundSM
2017	249,732	19.99	to	21.34	5,016,096	—	to	1.25%	1.54%	to	1.61%	18.25%	to	19.73%
2016	284,673	16.70	to	18.05	4,823,195	—	to	1.25%	1.64%	to	1.64%	11.60%	to	13.00%
2015	294,654	14.78	to	16.17	4,426,605	—	to	1.25%	1.56%	to	1.71%	(1.74)%	to	(0.50)%
2014	305,080	14.85	to	16.46	4,695,594	—	to	1.25%	1.66%	to	1.68%	9.44%	to	10.83%
2013	295,952	13.40	to	15.04	4,198,857	—	to	1.25%	1.98%	to	2.05%	29.83%	to	31.46%
American Funds American Mutual Fund®
2017	191,804	19.82	to	21.13	3,800,522	—	to	1.25%	1.65%	to	1.71%	15.78%	to	17.23%
2016	226,190	16.91	to	18.25	3,858,356	—	to	1.25%	1.72%	to	1.80%	12.36%	to	13.77%
2015	321,684	14.86	to	16.24	4,840,014	—	to	1.25%	1.72%	to	1.73%	(4.39)%	to	(3.17)%
2014	315,345	15.35	to	16.99	4,923,063	—	to	1.25%	1.69%	to	1.72%	10.76%	to	12.23%
2013	318,158	13.68	to	15.34	4,446,561	—	to	1.25%	1.77%	to	1.78%	25.92%	to	27.50%

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Funds Capital World Growth and Income Fund®
2017	1,183,805	$19.91	to	$24.03	$26,990,765	—	to	1.25%	1.57%	to	1.86%	22.76%	to	24.63%
2016	1,353,698	19.57	to	72.83	24,538,540	—	to	1.25%	2.14%	to	2.14%	4.83%	to	6.15%
2015	1,585,433	18.67	to	68.61	26,852,451	—	to	1.25%	1.92%	to	1.93%	(3.71)%	to	(2.49)%
2014	1,641,726	19.39	to	70.36	28,715,316	—	to	1.25%	1.93%	to	2.24%	2.36%	to	3.66%
2013	1,556,575	18.94	to	67.87	26,843,710	—	to	1.25%	2.12%	to	2.20%	22.96%	to	24.51%
American Funds SMALLCAP World Fund®
2017	58,515	17.01	to	21.23	1,042,221	0.50%	to	1.25%	—	to	—	24.90%	to	25.83%
2016	71,331	13.52	to	17.00	1,001,168	0.50%	to	1.25%	0.09%	to	0.09%	4.15%	to	4.94%
2015	67,552	12.88	to	16.32	909,807	0.50%	to	1.25%	—	to	—	0.99%	to	1.77%
2014	65,583	12.66	to	16.16	872,190	0.50%	to	1.25%	—	to	—	0.23%	to	0.95%
2013	63,567	12.54	to	16.12	875,676	0.50%	to	1.25%	—	to	—	27.35%	to	28.31%
New World Fund
2017	15,964	14.05	to	13.74	222,629	0.00%	to	1.25%	0.10%	to	2.46%	30.56%	to	32.20%
Ariel Appreciation Fund
2017	7,097	47.88	to	22.99	181,326	—	to	1.25%	0.86%	to	0.92%	1.79%	to	13.67%
2016	7,041	20.22	to	47.04	157,318	—	to	1.25%	0.69%	to	0.79%	4.35%	to	11.27%
2015	7,924	18.17	to	45.08	157,589	—	to	1.25%	0.90%	to	1.03%	(15.96)%	to	(7.37)%
2014	7,673	19.62	to	53.64	163,291	—	to	1.25%	0.55%	to	0.82%	(3.73)%	to	6.82%
2013	8,287	18.37	to	55.72	166,957	—	to	1.25%	0.88%	to	1.33%	35.84%	to	44.40%
Ariel Fund
2017	12,741	69.98	to	21.34	298,898	—	to	1.25%	0.73%	to	0.82%	8.78%	to	14.45%
2016	11,743	18.64	to	64.33	239,857	—	to	1.25%	0.32%	to	0.55%	8.24%	to	14.13%
2015	10,806	16.33	to	59.43	193,038	—	to	1.25%	—	to	0.65%	(17.25)%	to	(5.31)%
2014	9,904	17.25	to	71.82	184,048	—	to	1.25%	0.59%	to	0.65%	(2.52)%	to	9.58%
2013	13,141	15.74	to	73.68	220,259	—	to	1.25%	0.13%	to	0.58%	42.88%	to	43.88%
Artisan Mid Cap Value Fund
2017	100,197	53.15	to	23.48	4,784,173	—	to	1.25%	0.07%	to	0.07%	10.97%	to	12.36%
2016	117,323	21.16	to	47.30	4,895,250	—	to	1.25%	0.65%	to	0.80%	20.96%	to	22.47%
2015	161,973	17.49	to	38.62	5,662,385	—	to	1.25%	0.35%	to	0.41%	(11.02)%	to	(9.90)%
2014	155,017	19.66	to	42.86	5,845,353	—	to	1.25%	0.53%	to	0.70%	0.24%	to	1.53%
2013	137,361	19.61	to	42.21	5,017,556	—	to	1.25%	0.45%	to	0.46%	34.11%	to	35.80%
Ave Maria Rising Dividend Fund
2017	73,024	25.35	to	22.99	1,747,751	—	to	1.25%	1.11%	to	1.13%	15.38%	to	16.82%
2016	115,623	19.92	to	21.70	2,392,472	—	to	1.25%	1.70%	to	1.70%	13.90%	to	15.33%
2015	99,476	17.49	to	18.82	1,795,111	—	to	1.25%	1.34%	to	1.38%	(7.06)%	to	(5.87)%
2014	78,847	18.82	to	19.99	1,527,133		to	1.25%	1.01%	to	1.05%	7.91%	to	9.25%
2013	77,418	17.44	to	18.30	1,385,464	—	to	1.25%	0.89%	to	1.13%	32.19%	to	33.85%
Ave Maria Value Fund+
2017	1,080	11.39	to	11.18	12,124	0.50%	to	1.25%	—	to	—	16.27%	to	17.14%
2016	12,073	9.61	to	9.72	117,218	0.50%	to	1.25%	—	to	—	15.00%	to	15.86%
2015	9,298	8.36	to	8.38	77,865	0.75%	to	1.25%	0.13%	to	0.15%	(16.31)%	to	(16.14)%
Ave Maria Growth Fund
2017	2,355	28.17	to	25.84	61,764	0.15%	to	1.25%	0.00%	to	0.02%	25.79%	to	27.17%
2016	18,259	20.55	to	21.63	384,047	0.50%	to	1.25%	0.08%	to	0.09%	10.68%	to	11.52%
2015	15,138	18.56	to	19.80	283,928	0.15%	to	1.25%	—	to	0.25%	(3.92)%	to	(2.87)%
2014	14,708	19.32	to	20.38	287,473	0.15%	to	1.25%	—	to	—	6.15%	to	7.36%
2013	12,012	18.20	to	19.09	220,327	—	to	1.25%	—	to	—	29.86%	to	31.49%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
BlackRock LifePath® Dynamic 2020 Portfolio
2017	1,075,304	$26.18	to	$16.22	$20,534,467	—	to	1.25%	1.39%	to	1.40%	11.97%	to	13.38%
2016	1,167,447	13.19	to	23.09	19,663,766	—	to	1.25%	1.42%	to	1.58%	4.64%	to	6.29%
2015	1,409,717	13.80	to	21.72	23,575,798	—	to	1.25%	1.84%	to	1.84%	(3.02)%	to	(1.79)%
2014	1,443,709	14.23	to	22.12	24,527,807	—	to	1.25%	1.55%	to	1.55%	3.77%	to	5.07%
2013	1,409,826	13.71	to	21.05	22,554,551	—	to	1.25%	1.40%	to	1.52%	8.31%	to	9.67%
BlackRock LifePath® Dynamic 2030 Portfolio
2017	1,461,746	28.99	to	17.12	27,146,541	—	to	1.25%	1.68%	to	1.71%	16.21%	to	17.67%
2016	1,481,802	14.73	to	24.64	23,993,081	—	to	1.25%	1.78%	to	1.86%	5.91%	to	7.24%
2015	1,670,029	13.91	to	22.97	26,141,968	—	to	1.25%	1.64%	to	1.83%	(3.28)%	to	(2.04)%
2014	1,623,260	14.38	to	23.45	25,668,737	—	to	1.25%	1.61%	to	1.64%	4.04%	to	5.31%
2013	1,508,189	13.82	to	22.27	21,957,542	—	to	1.25%	1.63%	to	1.67%	12.25%	to	13.66%
BlackRock LifePath® Dynamic 2040 Portfolio
2017	1,422,915	31.29	to	17.76	25,682,408	—	to	1.25%	1.87%	to	1.99%	19.93%	to	21.44%
2016	1,446,783	14.81	to	25.77	22,588,066	—	to	1.25%	1.83%	to	1.94%	6.64%	to	7.97%
2015	1,547,395	13.89	to	23.87	23,219,033	—	to	1.25%	1.60%	to	1.67%	(3.50)%	to	(2.31)%
2014	1,493,595	14.39	to	24.43	22,755,247	—	to	1.25%	1.59%	to	1.61%	4.14%	to	5.42%
2013	1,395,131	13.82	to	23.17	19,732,635	—	to	1.25%	1.69%	to	1.75%	15.52%	to	16.98%
BlackRock LifePath® Dynamic Retirement Fund
2017	178,008	22.98	to	16.01	3,240,657	—	to	1.25%	1.26%	to	1.27%	10.29%	to	11.68%
2016	233,594	14.52	to	20.57	3,779,966	—	to	1.25%	1.45%	to	1.46%	4.60%	to	5.91%
2015	300,233	13.88	to	19.42	4,756,498	—	to	1.25%	1.93%	to	1.95%	(2.72)%	to	(1.55)%
2014	353,998	14.27	to	19.73	5,617,863	—	to	1.25%	1.57%	to	1.58%	3.43%	to	4.75%
2013	357,572	13.80	to	18.83	5,445,745	—	to	1.25%	1.28%	to	1.33%	4.94%	to	6.25%
BlackRock LifePath® Dynamic 2050 Portfolio
2017	239,211	20.64	to	18.95	4,780,546	—	to	1.25%	1.73%	to	1.94%	11.10%	to	20.96%
2016	233,221	15.66	to	18.58	3,817,535	—	to	1.25%	1.90%	to	2.71%	5.99%	to	8.19%
2015	226,620	14.69	to	15.80	3,461,771	—	to	1.25%	1.52%	to	1.58%	(3.85)%	to	(2.68)%
2014	161,132	15.28	to	16.24	2,533,338	—	to	1.25%	1.42%	to	1.65%	4.09%	to	5.42%
2013	108,588	14.68	to	15.40	1,624,097	—	to	1.25%	1.66%	to	1.87%	18.05%	to	19.53%
BlackRock LifePath® Dynamic 2025 Portfolio
2017	21,641	14.95	to	14.29	313,725	0.50%	to	1.25%	0.26%	to	0.72%	13.79%	to	14.64%
2016	21,583	12.56	to	13.04	273,570	0.50%	to	1.25%	1.52%	to	1.68%	5.22%	to	6.01%
2015	62,073	11.94	to	12.30	753,177	0.50%	to	1.25%	1.59%	to	1.67%	(3.41)%	to	(2.62)%
2014	53,850	12.36	to	12.63	670,615	0.50%	to	1.25%	1.25%	to	1.43%	3.66%	to	4.42%
2013	9,303	11.92	to	12.10	111,715	0.50%	to	1.25%	0.84%	to	1.80%	10.14%	to	10.97%
BlackRock LifePath® Dynamic 2035 Portfolio
2017	15,170	16.28	to	15.57	238,440	0.50%	to	1.25%	0.34%	to	1.50%	17.82%	to	18.70%
2016	19,496	13.21	to	13.71	259,576	0.50%	to	1.25%	1.69%	to	2.08%	6.04%	to	6.84%
2015	15,154	12.46	to	12.84	189,463	0.50%	to	1.25%	1.75%	to	1.75%	(3.63)%	to	(2.90)%
2014	7,096	12.93	to	13.22	91,951	0.50%	to	1.25%	1.04%	to	1.70%	3.83%	to	4.66%
2013	2,650	12.45	to	12.63	33,229	0.50%	to	1.25%	1.17%	to	1.86%	13.65%	to	14.50%
BlackRock LifePath® Dynamic 2045 Portfolio
2017	8,986	17.52	to	16.61	151,664	0.35%	to	1.25%	1.71%	to	1.76%	20.54%	to	21.62%
2016	9,146	13.78	to	14.41	127,877	0.35%	to	1.25%	1.80%	to	1.86%	6.56%	to	7.52%
2015	10,589	12.93	to	13.40	138,792	0.35%	to	1.25%	1.07%	to	1.45%	(3.80)%	to	(2.97)%
2014	11,586	13.44	to	13.81	157,946	0.35%	to	1.25%	1.23%	to	1.67%	4.05%	to	5.00%
2013	2,611	12.92	to	13.15	34,157	0.35%	to	1.25%	1.81%	to	2.59%	16.70%	to	17.76%

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
BlackRock LifePath® Dynamic 2055 Portfolio
2017	11,169	$18.07	to	$17.12	$194,555	0.35%	to	1.25%	1.52%	to	1.69%	20.73%	to	21.81%
2016	9,996	14.18	to	14.83	143,761	0.35%	to	1.25%	1.79%	to	1.99%	6.56%	to	7.52%
2015	5,749	13.31	to	13.79	77,527	0.35%	to	1.25%	1.24%	to	1.93%	(3.90)%	to	(3.00)%
2014	2,605	13.85	to	14.22	36,605	0.35%	to	1.25%	1.58%	to	1.65%	4.27%	to	5.19%
2013	1,672	13.28	to	13.52	22,510	0.35%	to	1.25%	1.07%	to	2.61%	19.21%	to	20.28%
Baron Small Cap Fund
2017	89,214	32.40	to	23.57	2,865,499	—	to	1.25%	—	to	—	25.56%	to	27.13%
2016	97,071	18.78	to	25.35	2,462,095	—	to	1.25%	—	to	—	(10.07)%	to	8.57%
2015	148,983	17.29	to	28.19	3,442,438	—	to	1.25%	—	to	—	(15.37)%	to	(6.42)%
2014	137,512	18.48	to	33.31	3,352,494	—	to	1.25%	—	to	—	(4.25)%	to	0.43%
2013	114,755	18.40	to	34.79	2,740,594	—	to	1.25%	—	to	—	32.68%	to	36.06%
BlackRock U.S. Government Bond Portfolio
2017	14,081	11.35	to	10.47	151,447	—	to	1.25%	0.35%	to	2.03%	0.42%	to	1.68%
2016	14,140	10.42	to	10.95	150,290	0.35%	to	1.25%	1.68%	to	1.69%	(0.04)%	to	0.86%
2015	12,612	10.43	to	10.86	133,641	0.35%	to	1.25%	1.87%	to	1.87%	(0.96)%	to	(0.09)%
2014	19,022	10.53	to	10.87	203,887	0.35%	to	1.25%	1.84%	to	1.86%	4.07%	to	5.01%
2013	27,307	10.12	to	10.35	280,553	0.35%	to	1.25%	1.84%	to	1.84%	(3.76)%	to	(2.89)%
BlackRock Equity Dividend Fund
2017	81,576	38.57	to	34.54	2,917,513	—	to	1.25%	1.41%	to	1.44%	14.99%	to	16.43%
2016	118,363	30.04	to	33.12	3,682,817	—	to	1.25%	1.77%	to	1.79%	14.56%	to	16.00%
2015	112,539	26.22	to	28.55	3,040,158	—	to	1.25%	0.83%	to	1.70%	(1.61)%	to	(0.40)%
2014	174,334	26.65	to	28.67	4,825,529	—	to	1.25%	1.52%	to	1.72%	7.69%	to	9.08%
2013	174,391	24.75	to	26.28	4,471,029	—	to	1.25%	1.85%	to	2.01%	22.80%	to	24.35%
BlackRock Capital Appreciation Fund
2017	9,726	38.54	to	36.08	362,533	0.50%	to	1.25%	—	to	—	30.95%	to	31.93%
2016	9,513	27.55	to	29.21	269,135	0.50%	to	1.25%	—	to	—	(1.60)%	to	(0.86)%
2015	11,046	28.00	to	29.47	318,357	0.50%	to	1.25%	—	to	—	5.53%	to	6.34%
2014	12,034	26.53	to	27.71	327,419	0.50%	to	1.25%	—	to	—	7.02%	to	7.80%
2013	18,245	24.79	to	25.71	464,824	0.50%	to	1.25%	—	to	—	32.14%	to	33.13%
BlackRock Advantage Large Cap Growth Fund+
2017	2,065	36.10	to	33.79	70,248	0.50%	to	1.25%	—	to	0.16%	21.61%	to	22.52%
2016	6,003	27.79	to	29.47	167,694	0.50%	to	1.25%	0.57%	to	0.72%	8.62%	to	9.44%
2015	4,666	25.58	to	26.92	120,197	0.50%	to	1.25%	0.16%	to	0.47%	(0.04)%	to	0.69%
2014	3,961	25.59	to	26.74	102,110	0.50%	to	1.25%	1.88%	to	2.93%	(0.49)%	to	0.25%
2013	3,791	25.72	to	26.67	98,429	0.50%	to	1.25%	1.50%	to	1.53%	22.20%	to	23.12%
Calvert VP SRI Balanced Portfolio
2017	20,445	16.82	to	16.82	343,995	0.70%	to	0.70%	2.05%	to	2.05%	11.22%	to	11.22%
2016	20,598	15.13	to	15.13	311,599	0.70%	to	0.70%	1.55%	to	1.55%	7.10%	to	7.10%
2015	36,120	14.12	to	14.12	510,165	0.70%	to	0.70%	0.12%	to	0.12%	(2.86)%	to	(2.86)%
2014	35,954	14.54	to	14.54	522,849	0.70%	to	0.70%	1.59%	to	1.59%	8.85%	to	8.85%
2013	36,639	13.36	to	13.36	489,550	0.70%	to	0.70%	1.05%	to	1.05%	17.18%	to	17.18%
Calvert Equity Fund+
2017	223,598	36.83	to	22.90	6,002,221	—	to	1.25%	0.11%	to	0.11%	24.23%	to	25.79%
2016	269,379	18.44	to	36.84	5,708,983	—	to	1.25%	0.15%	to	0.16%	(7.97)%	to	1.05%
2015	277,372	18.24	to	40.03	5,778,791	—	to	1.25%	0.32%	to	0.33%	(17.31)%	to	2.38%
2014	278,683	17.82	to	48.41	5,629,210	—	to	1.25%	0.04%	to	0.05%	0.83%	to	9.65%
2013	267,616	16.25	to	48.01	4,919,951	—	to	1.25%	0.12%	to	0.13%	24.90%	to	28.80%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Calvert Bond Fund+
2017	139,799	$14.92	to	$13.62	$1,982,296	—	to	1.25%	2.22%	to	2.23%	2.90%	to	4.19%
2016	147,615	13.23	to	14.31	2,014,675	—	to	1.25%	2.45%	to	2.45%	2.35%	to	3.63%
2015	169,445	12.93	to	13.81	2,246,449	—	to	1.25%	2.41%	to	2.41%	(1.24)%	to	0.02%
2014	169,464	13.09	to	13.81	2,261,528	—	to	1.25%	2.39%	to	2.42%	4.79%	to	6.08%
2013	166,858	12.49	to	13.02	2,107,488	—	to	1.25%	2.19%	to	2.19%	(3.82)%	to	(2.61)%
Calvert Income Fund
2017	43,131	13.55	to	12.60	560,785	0.50%	to	1.25%	2.99%	to	3.04%	5.25%	to	6.04%
2016	67,404	11.98	to	12.78	832,990	0.50%	to	1.25%	3.17%	to	3.18%	4.30%	to	5.08%
2015	58,847	11.48	to	12.16	692,506	0.50%	to	1.25%	2.76%	to	2.77%	(2.45)%	to	(1.68)%
2014	68,464	11.77	to	12.37	821,880	0.50%	to	1.25%	2.82%	to	2.91%	3.59%	to	4.40%
2013	74,676	11.36	to	11.85	863,288	0.50%	to	1.25%	2.68%	to	2.88%	(1.98)%	to	(1.24)%
Columbia Contrarian Core Fund
2017	17,354	45.94	to	43.00	759,164	0.50%	to	1.25%	0.09%	to	0.75%	19.93%	to	20.83%
2016	16,381	35.86	to	38.02	601,038	0.50%	to	1.25%	0.72%	to	0.75%	7.00%	to	7.81%
2015	13,676	33.51	to	35.27	468,149	0.50%	to	1.25%	1.31%	to	2.59%	1.48%	to	2.26%
2014	27,144	33.02	to	34.49	926,192	0.50%	to	1.25%	0.47%	to	0.65%	11.27%	to	12.08%
2013	27,178	29.67	to	31.52	831,753	—	to	1.25%	0.70%	to	0.72%	33.73%	to	35.41%
Columbia Small Cap Value I Fund
2017	1,819	43.98	to	41.16	76,066	0.50%	to	1.25%	—	to	—	12.50%	to	13.34%
2016	1,746	36.59	to	38.80	64,209	0.50%	to	1.25%	0.43%	to	0.59%	30.68%	to	31.66%
2015	1,638	28.00	to	29.47	45,959	0.50%	to	1.25%	0.06%	to	0.30%	(7.65)%	to	(6.95)%
2014	3,382	30.32	to	31.67	105,073	0.50%	to	1.25%	0.37%	to	0.37%	1.56%	to	2.33%
2013	3,134	29.85	to	30.95	95,393	0.50%	to	1.25%	0.60%	to	0.62%	32.20%	to	33.20%
Columbia Mid Cap Value Fund
2017	53,303	18.44	to	16.15	890,431	—	to	1.25%	0.93%	to	1.29%	11.93%	to	13.33%
2016	78,072	14.43	to	16.27	1,161,503	—	to	1.25%	0.79%	to	1.14%	12.54%	to	13.95%
2015	76,049	12.82	to	13.68	1,001,847	0.50%	to	1.25%	0.28%	to	0.29%	(6.33)%	to	(5.66)%
2014	73,391	13.69	to	14.50	1,027,414	0.50%	to	1.25%	0.33%	to	0.43%	10.61%	to	11.44%
2013	78,712	12.38	to	13.01	990,468	0.50%	to	1.25%	0.39%	to	0.40%	33.48%	to	34.48%
Columbia Acorn Fund
2017	26,393	44.95	to	40.26	1,095,978	—	to	1.25%	—	to	—	23.37%	to	24.91%
2016	31,022	32.63	to	35.98	1,042,709	—	to	1.25%	—	to	—	8.69%	to	10.06%
2015	57,154	30.02	to	32.69	1,814,185	—	to	1.25%	—	to	—	(3.10)%	to	(1.88)%
2014	92,803	30.98	to	33.32	3,029,477	—	to	1.25%	—	to	—	(0.71)%	to	0.53%
2013	90,880	31.20	to	33.14	2,953,768	—	to	1.25%	0.10%	to	0.12%	28.90%	to	30.53%
Columbia Large Cap Growth Fund V*
2016	31,022	32.63	to	35.98	—	—	to	1.25%	—	to	—	8.69%	to	10.06%
2015	32,022	14.39	to	17.15	538,120	0.35%	to	1.25%	—	to	—	0.77%	to	1.69%
2014	34,563	14.15	to	17.02	579,481	0.35%	to	1.25%	—	to	—	7.72%	to	8.69%
2013	51,846	13.02	to	15.80	780,250	0.35%	to	1.25%	—	to	—	33.83%	to	35.04%
CRM Mid Cap Value Fund
2017	14,961	27.18	to	23.26	390,236	—	to	1.25%	—	to	1.31%	17.58%	to	19.06%
2016	13,343	19.78	to	21.96	289,439	0.35%	to	1.25%	0.01%	to	0.01%	14.57%	to	15.61%
2015	9,105	17.27	to	19.00	171,921	0.35%	to	1.25%	1.06%	to	1.15%	(3.80)%	to	(2.93)%
2014	8,987	17.95	to	19.57	175,399	0.35%	to	1.25%	0.30%	to	0.51%	4.41%	to	5.37%
2013	11,558	17.19	to	18.57	212,830	0.35%	to	1.25%	0.47%	to	0.50%	31.44%	to	32.63%

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Columbia Disciplined Small Core Fund
2017	10,200	$20.63	to	$19.45	$205,043	0.50%	to	1.25%	0.18%	to	0.27%	5.05%	to	5.84%
2016	10,922	18.51	to	19.49	207,812	0.50%	to	1.25%	0.18%	to	0.26%	14.73%	to	15.59%
2015	9,547	16.14	to	16.86	157,408	0.50%	to	1.25%	0.03%	to	0.04%	(8.68)%	to	(7.97)%
2014	9,029	17.67	to	18.32	162,616	0.50%	to	1.25%	0.08%	to	0.09%	(1.70)%	to	(0.92)%
2013	6,887	17.97	to	18.49	125,683	0.50%	to	1.25%	—	to	0.07%	34.13%	to	35.14%
Calamos Global Equity Fund
2017	0	17.80	to	17.80	—	0.50%	to	0.50%	—	to	—	33.74%	to	33.74%
2016	6	13.31	to	13.31	77	0.50%	to	0.50%	—	to	—	(1.51)%	to	(1.51)%
2015	1	13.51	to	13.51	8	0.50%	to	0.50%	—	to	—	4.44%	to	4.44%
2014	1	12.94	to	12.94	7	0.50%	to	0.50%	—	to	—	5.52%	to	5.52%
Calamos International Growth Fund
2017	1,265	13.13	to	13.13	16,601	1.25%	to	1.25%	—	to	—	37.47%	to	37.47%
2016	807	9.55	to	9.55	7,706	1.25%	to	1.25%	—	to	—	(7.33)%	to	(7.33)%
2015	413	10.30	to	10.30	4,255	1.25%	to	1.25%	—	to	—	1.51%	to	1.51%
2014	217	10.15	to	10.15	2,205	1.25%	to	1.25%	—	to	—	(7.56)%	to	(7.56)%
2013	52	10.98	to	10.98	567	1.25%	to	1.25%	0.66%	to	0.66%	9.78%	to	9.78%
Davis Financial Fund
2017	12,213	16.82	to	19.48	217,918	0.50%	to	1.25%	0.14%	to	0.52%	17.79%	to	18.67%
2016	11,872	14.18	to	16.54	175,083	0.50%	to	1.25%	0.75%	to	0.76%	13.61%	to	14.47%
2015	11,757	12.38	to	14.56	154,276	0.50%	to	1.25%	0.46%	to	2.59%	0.48%	to	1.27%
2014	11,265	12.23	to	14.49	154,164	0.50%	to	1.25%	—	to	0.69%	11.64%	to	12.45%
2013	11,596	10.88	to	12.98	140,252	0.50%	to	1.25%	0.52%	to	0.56%	29.82%	to	30.80%
Davis New York Venture Fund
2017	237,543	79.20	to	26.28	6,230,416	—	to	1.25%	0.26%	to	0.26%	20.64%	to	22.15%
2016	289,284	21.79	to	64.84	6,202,348	—	to	1.25%	0.70%	to	0.81%	10.86%	to	12.25%
2015	304,868	19.65	to	57.76	5,888,445	—	to	1.25%	0.70%	to	0.80%	1.67%	to	2.98%
2014	343,421	19.33	to	56.09	6,730,535	—	to	1.25%	0.43%	to	0.44%	5.20%	to	6.54%
2013	396,198	18.37	to	52.65	7,264,302	—	to	1.25%	0.51%	to	0.52%	32.89%	to	34.56%
Davis Opportunity Fund
2017	7,439	19.76	to	21.31	154,506	0.50%	to	1.25%	0.10%	to	0.11%	21.57%	to	22.48%
2016	11,491	16.13	to	17.53	188,395	0.50%	to	1.25%	—	to	—	13.84%	to	14.69%
2015	10,107	14.07	to	15.40	145,261	0.50%	to	1.25%	—	to	—	3.61%	to	4.42%
2014	11,055	13.47	to	14.86	154,354	0.50%	to	1.25%	0.07%	to	0.07%	6.00%	to	6.77%
2013	13,886	12.62	to	14.02	187,380	0.50%	to	1.25%	0.12%	to	0.22%	40.27%	to	41.32%
Delaware Diversified Income Fund
2017	30,030	11.55	to	11.05	346,628	0.50%	to	1.25%	3.51%	to	3.52%	3.96%	to	4.74%
2016	17,875	10.63	to	11.03	193,250	0.50%	to	1.25%	3.15%	to	3.24%	2.28%	to	3.04%
2015	11,002	10.39	to	10.70	116,196	0.50%	to	1.25%	3.36%	to	3.41%	(2.35)%	to	(1.62)%
2014	13,734	10.64	to	10.88	147,515	0.50%	to	1.25%	3.72%	to	3.74%	3.82%	to	4.63%
2013	12,061	10.25	to	10.40	124,301	0.50%	to	1.25%	2.24%	to	3.71%	(2.60)%	to	(1.87)%
Delaware Extended Duration Bond Fund
2017	2,100	14.06	to	13.72	29,255	0.85%	to	1.25%	3.45%	to	3.49%	10.73%	to	11.17%
2016	2,814	12.40	to	12.64	34,974	0.85%	to	1.25%	3.42%	to	3.44%	5.91%	to	6.33%
2015	300	11.70	to	11.89	3,538	0.85%	to	1.25%	3.99%	to	3.99%	(5.92)%	to	(5.55)%
2014	77	12.44	to	12.59	968	0.85%	to	1.25%	4.20%	to	4.23%	8.97%	to	14.90%
2013	24	10.96	to	10.96	267	0.85%	to	0.85%	4.62%	to	4.62%	(4.82)%	to	(4.82)%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Dreyfus Bond Market Index Fund
2017	1,002,698	$10.31	to	$12.27	$13,447,953	—	to	1.25%	2.21%	to	2.21%	0.78%	to	1.82%
2016	888,308	12.05	to	13.43	11,557,084	—	to	1.25%	2.13%	to	2.15%	0.82%	to	2.08%
2015	596,861	11.95	to	13.15	7,594,170	—	to	1.25%	2.17%	to	2.18%	(1.23)%	to	0.03%
2014	533,797	12.10	to	13.15	6,774,152	—	to	1.25%	2.32%	to	2.32%	4.27%	to	5.59%
2013	529,424	11.60	to	12.45	6,393,667	—	to	1.25%	2.57%	to	2.57%	(3.80)%	to	(2.59)%
Dreyfus VIF Appreciation Portfolio
2017	1,050	22.21	to	22.21	23,315	0.70%	to	0.70%	1.35%	to	1.35%	26.45%	to	26.45%
2016	987	17.56	to	17.56	17,332	0.70%	to	0.70%	1.91%	to	1.91%	7.15%	to	7.15%
2015	1,467	16.39	to	16.39	24,048	0.70%	to	0.70%	1.74%	to	1.74%	(3.13)%	to	(3.13)%
2014	1,279	16.92	to	16.92	21,652	0.70%	to	0.70%	1.88%	to	1.88%	7.32%	to	7.32%
2013	1,117	15.77	to	15.77	17,617	0.70%	to	0.70%	1.02%	to	1.02%	20.26%	to	20.26%
Dreyfus International Stock Index Fund
2017	33,092	15.52	to	15.52	513,677	—	to	—	2.29%	to	2.29%	24.46%	to	24.46%
2016	32,877	12.47	to	12.47	410,030	—	to	—	2.43%	to	2.43%	0.98%	to	0.98%
2015	45,269	12.35	to	12.35	559,100	—	to	—	2.14%	to	2.14%	(1.20)%	to	(1.20)%
2014	37,133	12.50	to	12.50	464,158	—	to	—	3.38%	to	3.38%	(5.95)%	to	(5.95)%
2013	20,966	13.29	to	13.29	278,544	—	to	—	3.09%	to	3.09%	21.12%	to	21.12%
Dreyfus MidCap Index Fund
2017	359,401	85.85	to	26.26	17,974,522	—	to	1.25%	0.96%	to	1.00%	14.25%	to	15.68%
2016	327,098	22.99	to	74.21	13,658,871	—	to	1.25%	1.11%	to	1.41%	18.74%	to	20.23%
2015	273,589	19.36	to	61.73	8,409,180	—	to	1.25%	0.80%	to	2.34%	(3.83)%	to	(2.62)%
2014	313,492	20.13	to	63.39	7,376,320	—	to	1.25%	1.14%	to	1.15%	8.00%	to	9.38%
2013	249,919	18.64	to	57.96	5,413,209	—	to	1.25%	0.91%	to	1.20%	31.22%	to	32.86%
Dreyfus SmallCap Stock Index Fund
2017	252,255	65.14	to	26.10	11,862,227	—	to	1.25%	0.99%	to	0.99%	11.01%	to	12.41%
2016	222,769	23.51	to	57.95	8,799,272	—	to	1.25%	1.06%	to	1.49%	24.28%	to	25.84%
2015	164,227	18.92	to	46.05	4,293,681	—	to	1.25%	0.73%	to	2.11%	(3.43)%	to	(2.23)%
2014	176,902	19.59	to	47.10	3,865,349	—	to	1.25%	0.76%	to	0.97%	4.11%	to	5.40%
2013	141,865	18.82	to	44.69	3,132,831	—	to	1.25%	0.83%	to	1.02%	39.01%	to	40.76%
Dreyfus VIF Growth and Income Portfolio
2017	1,095	22.32	to	22.32	24,430	0.70%	to	0.70%	0.74%	to	0.74%	18.88%	to	18.88%
2016	1,165	18.77	to	18.77	21,870	0.70%	to	0.70%	1.34%	to	1.34%	9.27%	to	9.27%
2015	253	17.18	to	17.18	4,344	0.70%	to	0.70%	0.88%	to	0.88%	0.88%	to	0.88%
2014	234	17.03	to	17.03	3,992	0.70%	to	0.70%	0.80%	to	0.80%	9.32%	to	9.32%
2013	215	15.58	to	15.58	3,351	0.70%	to	0.70%	0.92%	to	0.92%	35.83%	to	35.83%
Dreyfus VIF Quality Bond Portfolio Fund
2017	4,549	14.27	to	14.27	64,944	0.70%	to	0.70%	2.13%	to	2.13%	3.77%	to	3.77%
2016	6,195	13.76	to	13.76	85,226	0.70%	to	0.70%	1.78%	to	1.78%	0.81%	to	0.81%
2015	6,580	13.65	to	13.65	89,786	0.70%	to	0.70%	2.02%	to	2.02%	(2.32)%	to	(2.32)%
2014	6,343	13.97	to	13.97	88,628	0.70%	to	0.70%	2.01%	to	2.01%	4.03%	to	4.03%
2013	4,515	13.43	to	13.43	60,626	0.70%	to	0.70%	2.85%	to	2.85%	(2.23)%	to	(2.23)%
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.+
2017	194	22.41	to	22.41	4,345	0.70%	to	0.70%	0.91%	to	0.91%	14.53%	to	14.53%
2016	104	19.57	to	19.57	2,042	0.70%	to	0.70%	—	to	—	9.61%	to	9.61%
2015	623	17.85	to	17.85	11,119	0.70%	to	0.70%	1.57%	to	1.57%	(3.87)%	to	(3.87)%
2014	623	18.57	to	18.57	11,567	0.70%	to	0.70%	1.03%	to	1.03%	12.69%	to	12.69%
2013	623	16.48	to	16.48	10,266	0.70%	to	0.70%	—	to	—	33.41%	to	33.41%

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Dreyfus S&P 500 Index Fund
2017	1,161,273	$54.05	to	$20.17	$25,518,768	—	to	1.25%	1.43%	to	1.63%	11.05%	to	19.75%
2016	1,053,963	16.85	to	18.77	19,078,126	—	to	1.25%	1.92%	to	2.27%	9.97%	to	11.35%
2015	827,325	15.32	to	16.86	13,438,446	—	to	1.25%	1.36%	to	2.36%	(0.32)%	to	0.91%
2014	783,928	15.37	to	16.71	12,632,432	—	to	1.25%	1.81%	to	1.88%	11.72%	to	13.13%
2013	647,412	13.76	to	14.77	9,259,266	—	to	1.25%	1.58%	to	1.91%	30.12%	to	31.76%
Dreyfus Intermediate Term Income Fund
2017	74,805	10.59	to	13.06	835,175	0.35%	to	1.25%	2.38%	to	2.38%	2.93%	to	3.86%
2016	101,199	10.20	to	12.69	1,088,596	0.35%	to	1.25%	2.04%	to	2.05%	0.56%	to	1.46%
2015	143,529	10.05	to	12.62	1,504,923	0.35%	to	1.25%	2.25%	to	2.26%	(2.70)%	to	(1.78)%
2014	144,784	10.23	to	12.97	1,548,460	0.35%	to	1.25%	1.73%	to	2.01%	0.99%	to	3.48%
2013	116,160	12.53	to	13.07	1,502,237	0.50%	to	1.25%	2.35%	to	2.37%	(2.53)%	to	(1.80)%
Eaton Vance Large-Cap Value Fund
2017	462,163	16.66	to	18.66	7,782,999	—	to	1.25%	1.26%	to	1.26%	13.38%	to	14.81%
2016	548,027	14.51	to	16.46	8,028,187	—	to	1.25%	1.41%	to	1.43%	8.21%	to	9.56%
2015	784,694	13.25	to	15.21	10,469,706	—	to	1.25%	1.39%	to	1.41%	(2.29)%	to	(1.07)%
2014	783,527	13.39	to	15.57	10,596,472	—	to	1.25%	1.27%	to	1.28%	9.59%	to	10.95%
2013	793,124	12.07	to	14.21	9,698,245	—	to	1.25%	1.19%	to	1.19%	27.74%	to	29.34%
Eaton Vance Dividend Builder Fund
2017	89,028	17.48	to	22.03	1,532,454	—	to	1.25%	—	to	1.84%	17.42%	to	18.89%
2016	92,958	13.66	to	18.76	1,329,544	0.35%	to	1.25%	1.95%	to	1.97%	7.86%	to	8.83%
2015	96,988	12.55	to	17.40	1,274,124	0.35%	to	1.25%	1.65%	to	1.68%	1.62%	to	2.51%
2014	94,580	12.24	to	17.12	1,290,393	0.35%	to	1.25%	1.38%	to	1.41%	10.37%	to	11.34%
2013	105,644	10.99	to	15.51	1,347,189	0.35%	to	1.25%	1.47%	to	1.48%	23.85%	to	24.97%
Eaton Vance Worldwide Health Sciences Fund
2017	28,062	27.47	to	27.56	774,782	0.35%	to	1.25%	—	to	—	14.80%	to	15.83%
2016	29,781	23.72	to	24.01	705,620	0.35%	to	1.25%	—	to	—	(15.94)%	to	(15.19)%
2015	32,937	27.96	to	28.56	906,090	0.35%	to	1.25%	—	to	—	7.05%	to	8.00%
2014	24,049	25.89	to	26.68	629,511	0.35%	to	1.25%	—	to	—	25.80%	to	26.97%
2013	19,581	20.39	to	21.21	408,618	0.35%	to	1.25%	0.56%	to	0.71%	42.76%	to	44.05%
Eaton Vance Income Fund of Boston
2017	162,189	18.84	to	18.22	2,900,627	—	to	1.25%	2.49%	to	5.47%	4.69%	to	6.01%
2016	147,895	16.94	to	17.41	2,493,513	0.50%	to	1.25%	5.97%	to	5.97%	11.28%	to	12.11%
2015	143,698	15.11	to	15.64	2,168,970	0.50%	to	1.25%	6.05%	to	6.11%	(3.25)%	to	(2.51)%
2014	142,142	15.50	to	16.17	2,219,981	0.50%	to	1.25%	5.83%	to	5.85%	1.29%	to	2.03%
2013	140,187	15.19	to	15.96	2,155,873	0.50%	to	1.25%	6.04%	to	6.04%	5.97%	to	6.77%
Eaton Vance Balanced Fund
2017	4,227	27.22	to	25.48	109,336	0.50%	to	1.25%	1.58%	to	1.60%	12.12%	to	12.96%
2016	2,447	22.73	to	24.10	56,667	0.50%	to	1.25%	1.49%	to	1.51%	3.31%	to	4.08%
2015	1,391	22.00	to	22.00	31,265	1.25%	to	1.25%	1.51%	to	1.51%	1.37%	to	1.37%
2014	164	21.70	to	21.70	3,562	1.25%	to	1.25%	1.26%	to	1.26%	8.28%	to	8.28%
2013	17	20.04	to	20.04	349	1.25%	to	1.25%	0.44%	to	0.44%	19.46%	to	19.46%
Eaton Vance Atlanta Capital SMID-Cap Fund
2017	41,633	23.87	to	22.16	965,743	—	to	1.25%	—	to	—	22.88%	to	24.42%
2016	47,179	18.03	to	19.18	882,156	—	to	1.25%	—	to	—	9.58%	to	10.96%
2015	31,468	16.45	to	16.95	527,058	0.50%	to	1.25%	—	to	—	8.11%	to	8.94%
2014	23,593	15.22	to	15.56	363,779	0.50%	to	1.25%	—	to	—	3.62%	to	4.39%
2013	12,398	14.69	to	14.91	183,786	0.50%	to	1.25%	—	to	—	34.04%	to	35.05%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Wells Fargo Asset Allocation Fund
2017	14,667	$14.70	to	$15.34	$220,921	0.35%	to	1.25%	1.03%	to	1.83%	13.38%	to	14.40%
2016	14,691	12.85	to	13.53	194,505	0.35%	to	1.25%	1.65%	to	2.21%	3.39%	to	4.32%
2015	23,270	12.32	to	13.08	294,976	0.35%	to	1.25%	2.26%	to	3.09%	(6.20)%	to	(5.37)%
2014	17,853	13.02	to	13.95	240,470	0.35%	to	1.25%	1.44%	to	2.99%	(0.85)%	to	0.06%
2013	18,447	13.01	to	14.07	240,985	0.35%	to	1.25%	1.33%	to	1.80%	9.95%	to	10.95%
Wells Fargo Emerging Markets Equity Fund
2017	103,481	28.29	to	25.34	2,684,537	—	to	1.25%	0.15%	to	0.20%	32.75%	to	34.42%
2016	130,894	19.09	to	21.05	2,559,745	—	to	1.25%	0.66%	to	0.70%	10.27%	to	11.65%
2015	121,826	17.31	to	18.85	2,155,229	—	to	1.25%	0.52%	to	0.54%	(14.47)%	to	(13.40)%
2014	103,448	20.24	to	21.77	2,128,542	—	to	1.25%	0.66%	to	0.73%	(6.39)%	to	(5.20)%
2013	101,438	21.62	to	22.96	2,228,327	—	to	1.25%	—	to	—	(3.80)%	to	(2.59)%
Wells Fargo Utility & Telecommunications Fund
2017	400	28.41	to	26.59	10,782	0.50%	to	1.25%	1.53%	to	1.98%	12.25%	to	13.09%
2016	780	23.69	to	25.12	18,574	0.50%	to	1.25%	1.11%	to	1.31%	11.21%	to	12.05%
2015	944	21.30	to	22.42	20,177	0.50%	to	1.25%	1.86%	to	1.91%	(9.24)%	to	(8.53)%
2014	835	23.47	to	24.51	19,657	0.50%	to	1.25%	0.92%	to	1.55%	4.31%	to	14.81%
2013	2,344	20.44	to	21.04	48,343	0.65%	to	1.25%	2.35%	to	2.41%	16.77%	to	17.48%
Alger Capital Appreciation Institutional Portfolio
2017	139,300	26.71	to	33.48	4,016,844	0.35%	to	1.25%	—	to	—	29.39%	to	30.56%
2016	148,891	20.46	to	25.87	3,400,002	0.35%	to	1.25%	—	to	—	(0.78)%	to	0.11%
2015	145,602	20.70	to	26.08	3,244,553	—	to	1.25%	—	to	—	4.91%	to	6.26%
2014	228,958	19.48	to	24.86	4,754,024	—	to	1.25%	—	to	—	11.88%	to	13.28%
2013	364,616	17.20	to	22.22	6,595,615	—	to	1.25%	0.03%	to	0.03%	33.13%	to	34.81%
Alger Mid Cap Growth Institutional Fund
2017	78,097	18.08	to	21.74	1,430,934	—	to	1.25%	—	to	—	27.95%	to	29.55%
2016	80,951	13.36	to	16.99	1,141,624	0.35%	to	1.25%	—	to	—	0.18%	to	1.08%
2015	93,909	13.22	to	16.96	1,309,487	0.35%	to	1.25%	—	to	—	(2.59)%	to	(1.73)%
2014	93,971	13.45	to	17.41	1,365,860	0.35%	to	1.25%	—	to	—	8.01%	to	8.98%
2013	89,255	12.34	to	16.12	1,200,253	0.35%	to	1.25%	—	to	—	34.52%	to	35.73%
Alger Small Cap Growth Institutional Fund
2017	14,684	19.47	to	17.69	277,152	0.35%	to	1.25%	0.00%	to	0.00%	26.84%	to	27.98%
2016	17,617	13.95	to	15.21	258,430	0.35%	to	1.25%	—	to	—	5.80%	to	6.76%
2015	19,275	13.18	to	14.25	265,833	0.35%	to	1.25%	—	to	—	(4.53)%	to	(3.64)%
2014	17,349	13.81	to	14.79	249,090	0.35%	to	1.25%	—	to	—	(1.51)%	to	(0.59)%
2013	19,007	14.02	to	14.88	273,118	0.35%	to	1.25%	—	to	—	32.51%	to	33.71%
Nuveen Mid Cap Growth Opportunities Fund
2017	16,238	26.61	to	24.13	424,681	—	to	1.25%	—	to	—	22.93%	to	24.47%
2016	18,519	19.63	to	21.38	390,159	—	to	1.25%	—	to	—	(0.09)%	to	1.17%
2015	18,217	19.65	to	21.14	378,382	—	to	1.25%	—	to	—	(2.21)%	to	(1.00)%
2014	17,806	20.09	to	21.35	374,065	—	to	1.25%	—	to	—	6.99%	to	8.30%
2013	18,790	18.78	to	19.71	366,353	—	to	1.25%	—	to	—	34.83%	to	36.52%
Nuveen Small Cap Select Fund
2017	143	23.63	to	22.54	3,230	0.65%	to	1.25%	—	to	—	8.39%	to	9.04%
2016	2,126	20.80	to	21.67	45,482	0.65%	to	1.25%	0.07%	to	0.09%	19.81%	to	20.53%
2015	1,610	17.36	to	17.98	28,716	0.65%	to	1.25%	—	to	—	(3.28)%	to	(2.70)%
2014	1,257	17.95	to	18.48	23,137	0.65%	to	1.25%	—	to	—	4.13%	to	4.77%
2013	1,013	17.24	to	17.64	17,861	0.65%	to	1.25%	0.04%	to	0.14%	30.29%	to	31.07%

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Nuveen Santa Barbara Dividend Growth Fund
2017	1,746	$16.89	to	$16.89	$29,505	0.85%	to	0.85%	1.46%	to	1.46%	18.70%	to	18.70%
2016	1,377	14.23	to	14.23	19,594	0.85%	to	0.85%	1.66%	to	1.66%	10.63%	to	10.63%
2015	966	12.86	to	12.86	12,429	0.85%	to	0.85%	1.67%	to	1.67%	(4.06)%	to	(4.06)%
2014	427	13.41	to	13.41	5,729	0.85%	to	0.85%	1.79%	to	1.79%	11.90%	to	11.90%
2013	47	11.98	to	11.98	566	0.85%	to	0.85%	0.83%	to	0.83%	19.76%	to	19.76%
Fidelity Advisor Equity Growth Fund
2017	12,821	21.33	to	24.74	275,456	0.50%	to	1.25%	—	to	—	32.87%	to	33.86%
2016	11,179	15.94	to	18.62	179,232	0.50%	to	1.25%	—	to	—	(1.17)%	to	(0.43)%
2015	14,134	16.01	to	18.84	228,451	0.50%	to	1.25%	—	to	—	5.16%	to	6.00%
2014	11,477	15.10	to	17.92	175,400	0.50%	to	1.25%	—	to	—	9.31%	to	10.09%
2013	9,032	13.72	to	16.39	126,011	0.50%	to	1.25%	—	to	—	33.70%	to	34.71%
Fidelity Advisor Value Strategies Fund
2017	7,929	32.22	to	32.22	255,511	0.35%	to	0.35%	1.13%	to	1.13%	18.18%	to	18.18%
2016	8,138	27.27	to	27.27	221,903	0.35%	to	0.35%	1.15%	to	1.15%	10.31%	to	10.31%
2015	8,365	24.72	to	24.72	206,777	0.35%	to	0.35%	0.55%	to	0.55%	(3.40)%	to	(3.40)%
2014	12,598	25.59	to	25.59	322,386	0.35%	to	0.35%	0.51%	to	0.51%	5.57%	to	5.57%
2013	14,279	24.24	to	24.24	346,065	0.35%	to	0.35%	0.44%	to	0.44%	29.33%	to	29.33%
Fidelity Advisor Leveraged Company Stock Fund
2017	107,083	18.56	to	16.25	1,826,257	—	to	1.25%	0.05%	to	0.32%	15.58%	to	17.02%
2016	195,453	14.06	to	15.86	2,927,612	—	to	1.25%	0.33%	to	0.39%	7.45%	to	8.80%
2015	216,668	13.08	to	14.57	3,023,657	—	to	1.25%	0.22%	to	0.22%	(7.16)%	to	(6.04)%
2014	238,141	14.09	to	15.51	3,542,865	—	to	1.25%	0.28%	to	0.29%	3.77%	to	5.12%
2013	282,349	13.58	to	14.75	4,010,061	—	to	1.25%	0.10%	to	0.10%	34.44%	to	36.13%
Federated Equity Income Fund, Inc.
2017	4,234	20.47	to	19.10	78,284	0.65%	to	1.25%	1.61%	to	2.06%	14.62%	to	15.31%
2016	8,626	16.67	to	17.76	139,004	0.65%	to	1.25%	2.33%	to	2.34%	8.14%	to	8.79%
2015	8,581	15.41	to	16.32	127,921	0.65%	to	1.25%	1.87%	to	2.09%	(6.60)%	to	(6.04)%
2014	9,384	16.50	to	17.37	149,332	0.65%	to	1.25%	1.55%	to	1.72%	6.59%	to	7.23%
2013	5,176	15.48	to	16.20	78,693	0.65%	to	1.25%	1.16%	to	1.68%	29.97%	to	30.75%
Federated Fund for U.S. Government Securities Fund
2017	13,767	13.18	to	12.60	175,378	0.50%	to	1.25%	1.29%	to	2.29%	0.38%	to	1.14%
2016	20,724	12.55	to	12.73	262,340	0.75%	to	1.25%	2.32%	to	2.35%	0.15%	to	0.65%
2015	20,472	12.53	to	12.64	257,638	0.75%	to	1.25%	2.42%	to	2.55%	(0.63)%	to	(0.12)%
2014	20,282	12.61	to	12.66	254,862	0.75%	to	1.25%	2.76%	to	2.78%	3.86%	to	4.37%
2013	27,979	12.13	to	12.14	336,124	0.75%	to	1.25%	2.70%	to	2.72%	(3.21)%	to	(2.72)%
Federated MDT Mid Cap Growth Strategies Fund
2017	5,882	18.42	to	21.16	128,149	0.50%	to	1.25%	—	to	—	22.88%	to	23.80%
2016	5,438	14.53	to	17.22	94,457	0.75%	to	1.25%	0.05%	to	0.08%	8.61%	to	9.15%
2015	5,114	13.31	to	15.86	81,820	0.75%	to	1.25%	—	to	—	(6.16)%	to	(5.72)%
2014	4,681	14.12	to	16.90	79,979	0.75%	to	1.25%	0.14%	to	0.15%	12.22%	to	12.83%
2013	4,570	12.51	to	15.06	69,452	0.75%	to	1.25%	—	to	—	38.40%	to	39.09%
Federated High Income Bond Fund
2017	360	17.67	to	18.84	6,756	1.05%	to	1.25%	4.56%	to	5.39%	5.22%	to	5.43%
2016	3,827	16.76	to	17.90	65,120	1.05%	to	1.25%	2.21%	to	5.07%	12.90%	to	13.12%
2015	952	14.82	to	15.86	15,099	1.05%	to	1.25%	5.51%	to	5.51%	(4.47)%	to	(4.26)%
2014	717	15.48	to	16.60	11,897	1.05%	to	1.25%	5.58%	to	5.64%	(0.29)%	to	0.87%
2013	373	16.46	to	16.46	6,139	1.25%	to	1.25%	6.14%	to	6.14%	5.37%	to	5.37%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Federated Kaufmann Fund
2017	234,119	$18.80	to	$23.05	$4,713,261	0.35%	to	1.25%	—	to	—	26.10%	to	27.24%
2016	287,224	14.78	to	18.28	4,612,341	0.35%	to	1.25%	—	to	—	1.79%	to	2.71%
2015	296,491	14.39	to	17.96	4,637,520	0.35%	to	1.25%	—	to	—	4.64%	to	5.63%
2014	312,395	13.62	to	17.16	4,686,958	0.35%	to	1.25%	—	to	—	7.79%	to	8.74%
2013	338,748	12.53	to	15.92	4,753,625	0.35%	to	1.25%	—	to	—	38.80%	to	40.05%
Federated Short-Term Income Fund
2017	6,880	13.70	to	13.70	94,263	0.35%	to	0.35%	1.51%	to	1.51%	1.29%	to	1.29%
2016	7,107	13.53	to	13.53	96,119	0.35%	to	0.35%	1.15%	to	1.15%	0.93%	to	0.93%
2015	7,304	13.40	to	13.40	97,880	0.35%	to	0.35%	1.02%	to	1.02%	(0.14)%	to	(0.14)%
2014	8,631	13.42	to	13.42	115,838	0.35%	to	0.35%	1.09%	to	1.09%	0.38%	to	0.38%
2013	8,898	13.37	to	13.37	118,938	0.35%	to	0.35%	1.40%	to	1.40%	(0.20)%	to	(0.20)%
Federated Total Return Bond Fund
2017	8,293	47.37	to	14.30	176,329	0.50%	to	1.25%	2.65%	to	2.65%	2.54%	to	3.31%
2016	13,482	13.95	to	45.85	242,209	0.50%	to	1.25%	2.86%	to	2.87%	3.20%	to	3.97%
2015	15,592	13.52	to	44.10	286,688	0.50%	to	1.25%	2.86%	to	2.87%	(1.99)%	to	(1.27)%
2014	16,602	13.79	to	44.67	316,461	0.50%	to	1.25%	3.19%	to	3.23%	3.39%	to	4.20%
2013	17,625	13.34	to	42.87	311,624	0.50%	to	1.25%	2.97%	to	3.13%	(2.64)%	to	(1.91)%
Federated Clover Small Value Fund
2017	4,466	19.21	to	18.21	85,477	0.35%	to	1.25%	0.38%	to	0.76%	10.75%	to	11.75%
2016	3,517	16.44	to	17.19	60,302	0.35%	to	1.25%	0.63%	to	0.77%	20.16%	to	21.24%
2015	2,638	13.68	to	14.18	37,387	0.35%	to	1.25%	—	to	0.53%	(8.48)%	to	(5.42)%
2014	142	15.16	to	15.16	2,153	0.50%	to	0.50%	1.15%	to	1.15%	2.90%	to	2.90%
Federated International Leaders Fund
2017	110	17.35	to	16.65	1,876	0.75%	to	1.25%	0.31%	to	0.43%	26.39%	to	27.02%
2016	98	13.17	to	13.66	1,322	0.75%	to	1.25%	2.50%	to	2.51%	(4.14)%	to	(3.66)%
2015	70	13.74	to	14.18	974	0.75%	to	1.25%	1.46%	to	2.14%	(9.18)%	to	(3.43)%
2014	37	14.23	to	14.38	536	1.05%	to	1.25%	0.97%	to	5.00%	(5.48)%	to	(4.51)%
2013	19	15.21	to	15.21	297	1.05%	to	1.05%	1.55%	to	1.55%	25.82%	to	25.82%
Fidelity® VIP Growth Opportunities Portfolio
2017	22,603	33.95	to	27.37	619,288	0.00%	to	0.70%	0.22%	to	0.33%	33.58%	to	34.51%
2016	19,121	20.49	to	20.49	391,755	0.70%	to	0.70%	0.33%	to	0.33%	(0.36)%	to	(0.36)%
2015	19,524	20.56	to	20.56	401,472	0.70%	to	0.70%	0.18%	to	0.18%	4.86%	to	4.86%
2014	20,334	19.61	to	19.61	398,697	0.70%	to	0.70%	0.24%	to	0.24%	11.41%	to	11.41%
2013	20,743	17.60	to	17.60	365,034	0.70%	to	0.70%	0.30%	to	0.30%	36.94%	to	36.94%
Fidelity® VIP Overseas Portfolio
2017	7,300	14.75	to	14.75	107,696	0.70%	to	0.70%	1.49%	to	1.49%	29.38%	to	29.38%
2016	6,716	11.40	to	11.40	76,571	0.70%	to	0.70%	1.11%	to	1.11%	(5.72)%	to	(5.72)%
2015	9,499	12.09	to	12.09	114,889	0.70%	to	0.70%	1.43%	to	1.43%	2.93%	to	2.93%
2014	8,643	11.75	to	11.75	101,584	0.70%	to	0.70%	1.18%	to	1.18%	(8.75)%	to	(8.75)%
2013	11,548	12.88	to	12.88	148,687	0.70%	to	0.70%	2.22%	to	2.22%	29.53%	to	29.53%
Fidelity® VIP Value Strategies Portfolio
2017	3,707	21.33	to	21.33	79,073	0.70%	to	0.70%	1.48%	to	1.48%	18.53%	to	18.53%
2016	3,614	17.99	to	17.99	65,024	0.70%	to	0.70%	0.99%	to	0.99%	8.86%	to	8.86%
2015	10,651	16.53	to	16.53	176,061	0.70%	to	0.70%	1.19%	to	1.19%	(3.67)%	to	(3.67)%
2014	10,508	17.16	to	17.16	180,297	0.70%	to	0.70%	0.53%	to	0.53%	6.05%	to	6.05%
2013	22,953	16.18	to	16.18	371,382	0.70%	to	0.70%	0.89%	to	0.89%	29.58%	to	29.58%

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Fidelity VIP Balanced Fund
2017	74,005	$21.52	to	$21.09	$1,560,776	—	to	0.70%	1.43%	to	1.48%	15.62%	to	16.43%
2016	76,576	18.24	to	18.24	1,396,766	0.70%	to	0.70%	1.37%	to	1.37%	6.52%	to	6.52%
2015	86,024	17.12	to	17.12	1,473,104	0.70%	to	0.70%	1.51%	to	1.51%	(0.09)%	to	(0.09)%
2014	87,200	17.14	to	17.14	1,494,900	0.70%	to	0.70%	1.70%	to	1.70%	9.47%	to	9.47%
2013	84,753	15.66	to	15.66	1,327,019	0.70%	to	0.70%	1.66%	to	1.66%	18.82%	to	18.82%
Fidelity® VIP Growth & Income Portfolio
2017	16,283	22.03	to	22.03	358,652	0.70%	to	0.70%	1.22%	to	1.22%	16.08%	to	16.08%
2016	15,646	18.97	to	18.97	296,880	0.70%	to	0.70%	1.96%	to	1.96%	15.27%	to	15.27%
2015	13,371	16.46	to	16.46	220,094	0.70%	to	0.70%	2.23%	to	2.23%	(2.94)%	to	(2.94)%
2014	11,279	16.96	to	16.96	191,315	0.70%	to	0.70%	1.27%	to	1.27%	9.71%	to	9.71%
2013	16,669	15.46	to	15.46	257,736	0.70%	to	0.70%	2.15%	to	2.15%	32.63%	to	32.63%
Fidelity® VIP Freedom 2020 Portfolio
2017	1,433	27.33	to	27.33	39,163	0.35%	to	0.35%	1.19%	to	1.19%	15.85%	to	15.85%
2016	3,244	23.59	to	23.59	76,542	0.35%	to	0.35%	0.67%	to	0.67%	5.43%	to	5.43%
2015	8,585	22.38	to	22.38	192,097	0.35%	to	0.35%	1.57%	to	1.57%	(0.82)%	to	(0.82)%
2014	8,584	22.56	to	22.56	193,636	0.35%	to	0.35%	3.14%	to	3.14%	0.79%	to	0.79%
2013	3,017	21.48	to	21.48	64,796	0.50%	to	0.50%	2.25%	to	2.25%	15.06%	to	15.06%
Fidelity® VIP Freedom 2030 Portfolio
2017	22,496	31.90	to	31.47	717,575	0.35%	to	0.50%	1.04%	to	1.14%	20.09%	to	20.27%
2016	26,187	26.20	to	26.52	694,534	0.35%	to	0.50%	1.18%	to	1.20%	5.84%	to	6.00%
2015	28,827	23.47	to	25.02	721,231	0.35%	to	1.25%	1.33%	to	1.33%	(1.76)%	to	(0.87)%
2014	31,640	23.89	to	25.24	798,622	0.35%	to	0.50%	—	to	2.57%	0.72%	to	3.42%
2013	24,456	23.10	to	24.00	586,867	0.50%	to	1.25%	1.53%	to	1.56%	19.90%	to	20.80%
Fidelity® VIP Freedom 2015 Portfolio
2017	4,631	24.77	to	24.77	114,696	0.35%	to	0.35%	1.29%	to	1.29%	14.40%	to	14.40%
2016	4,775	21.65	to	21.65	103,384	0.35%	to	0.35%	1.51%	to	1.51%	5.21%	to	5.21%
2015	3,994	20.58	to	20.58	82,195	0.35%	to	0.35%	1.96%	to	1.96%	(0.83)%	to	(0.83)%
2014	2,571	20.75	to	20.75	53,363	0.35%	to	0.35%	2.63%	to	2.63%	0.90%	to	0.90%
2013	2,520	19.79	to	19.79	49,861	0.50%	to	0.50%	0.44%	to	0.44%	13.54%	to	13.54%
Fidelity® VIP Freedom 2025 Portfolio
2017	13,656	29.64	to	29.64	404,822	0.35%	to	0.35%	1.17%	to	1.17%	17.16%	to	17.16%
2016	19,467	25.30	to	25.30	492,592	0.35%	to	0.35%	0.99%	to	0.99%	5.61%	to	5.61%
2015	32,312	23.96	to	23.96	774,151	0.35%	to	0.35%	1.91%	to	1.91%	(0.84)%	to	(0.84)%
2014	20,577	24.16	to	24.16	497,234	0.35%	to	0.35%	2.90%	to	2.90%	0.81%	to	0.81%
2013	7,788	22.95	to	22.95	178,727	0.50%	to	0.50%	5.62%	to	5.62%	19.12%	to	19.12%
Fidelity® VIP FundsManager 70% Portfolio
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	—	—	to	—	2	—	to	—	—	to	—	—	to	—
2015	32	22.28	to	22.28	725	0.50%	to	0.50%	1.44%	to	1.44%	(0.20)%	to	(0.20)%
2014	4	22.33	to	22.33	81	0.50%	to	0.50%	13.33%	to	13.33%	0.50%	to	0.50%
Fidelity Advisor® Stock Selector All Cap Fund
2017	258	20.46	to	20.24	5,230	1.05%	to	1.25%	—	to	0.12%	23.01%	to	23.25%
2016	173	16.45	to	16.45	2,844	1.25%	to	1.25%	0.17%	to	0.17%	7.61%	to	7.61%
2015	201	15.29	to	15.29	3,075	1.25%	to	1.25%	—	to	—	(1.87)%	to	(1.87)%
2014	183	15.58	to	15.58	2,847	1.25%	to	1.25%	—	to	—	9.11%	to	9.11%
2013	189	14.28	to	14.28	2,706	1.25%	to	1.25%	0.18%	to	0.18%	31.62%	to	31.62%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Templeton Global Opportunities Trust
2017	2,845	$27.08	to	$25.92	$74,355	0.75%	to	1.25%	—	to	1.66%	20.53%	to	21.13%
2016	2,994	21.50	to	21.84	64,733	1.05%	to	1.25%	1.68%	to	2.63%	8.96%	to	9.18%
2015	2,530	19.73	to	20.42	50,133	0.75%	to	1.25%	0.55%	to	0.60%	(8.89)%	to	(8.44)%
2014	4,548	21.66	to	22.30	98,740	0.75%	to	1.25%	—	to	—	(5.23)%	to	(4.77)%
2013	3,665	22.86	to	23.42	83,937	0.75%	to	1.25%	0.87%	to	1.02%	24.19%	to	24.81%
Templeton Developing Markets Trust
2017	78,674	12.38	to	16.14	1,072,618	0.35%	to	1.25%	0.98%	to	1.11%	38.47%	to	39.72%
2016	86,422	8.50	to	11.66	835,527	0.50%	to	1.25%	1.00%	to	1.32%	16.38%	to	17.25%
2015	106,515	7.55	to	10.02	877,222	0.35%	to	1.25%	0.24%	to	0.78%	(20.68)%	to	(19.96)%
2014	113,599	9.43	to	12.63	1,185,732	0.35%	to	1.25%	1.09%	to	1.41%	(9.28)%	to	(8.46)%
2013	116,910	10.30	to	13.92	1,314,404	0.35%	to	1.25%	1.28%	to	1.29%	(2.49)%	to	(1.61)%
Franklin High Income Fund
2017	59,081	18.76	to	17.90	1,063,028	—	to	1.25%	3.14%	to	5.54%	5.41%	to	6.73%
2016	86,053	16.98	to	17.58	1,469,276	—	to	1.25%	6.15%	to	6.27%	17.84%	to	19.32%
2015	82,313	14.41	to	14.73	1,188,586	—	to	1.25%	6.26%	to	3.38%	(11.82)%	to	(10.71)%
2014	90,936	16.34	to	16.50	1,478,234	—	to	1.25%	5.27%	to	5.87%	(5.20)%	to	(1.66)%
2013	65,630	15.90	to	16.62	1,075,051	0.35%	to	1.25%	2.42%	to	6.39%	6.31%	to	7.27%
Franklin Strategic Income Fund
2017	193,468	15.60	to	15.72	3,030,841	0.15%	to	1.25%	0.00%	to	2.23%	3.21%	to	4.35%
2016	250,326	15.23	to	15.29	3,760,580	0.35%	to	1.25%	2.52%	to	2.54%	6.64%	to	7.60%
2015	259,612	13.86	to	14.28	3,638,893	0.15%	to	1.25%	4.19%	to	4.56%	(5.47)%	to	(4.38)%
2014	264,685	14.50	to	15.11	3,915,646	0.15%	to	1.25%	5.20%	to	5.38%	0.39%	to	1.50%
2013	271,050	14.29	to	15.05	3,974,468	0.15%	to	1.25%	4.05%	to	4.32%	1.92%	to	3.04%
Templeton Global Bond Fund
2017	352,943	11.89	to	17.87	6,280,831	—	to	1.25%	3.19%	to	3.45%	(0.92)%	to	1.09%
2016	349,640	17.68	to	17.90	6,086,460	—	to	1.25%	2.45%	to	2.46%	4.91%	to	6.22%
2015	362,018	16.85	to	16.86	5,965,039	—	to	1.25%	2.98%	to	3.52%	(5.42)%	to	(4.23)%
2014	312,719	17.60	to	17.82	5,305,287	—	to	1.25%	6.51%	to	6.64%	0.31%	to	1.59%
2013	245,611	17.33	to	17.77	4,242,334	—	to	1.25%	3.96%	to	3.98%	0.95%	to	2.22%
Franklin U.S. Government Securities Fund
2017	43,213	13.60	to	12.98	564,008	0.50%	to	1.25%	3.00%	to	3.02%	(0.50)%	to	0.25%
2016	44,637	13.04	to	13.57	585,763	0.50%	to	1.25%	3.06%	to	3.06%	(0.57)%	to	0.17%
2015	40,229	13.12	to	13.54	530,459	0.50%	to	1.25%	3.22%	to	3.24%	(0.33)%	to	0.40%
2014	53,916	13.16	to	13.49	711,019	0.50%	to	1.25%	3.36%	to	3.46%	3.04%	to	3.81%
2013	53,090	12.77	to	12.99	678,332	0.50%	to	1.25%	3.50%	to	3.61%	(2.90)%	to	(2.17)%
Franklin Small Cap Value Fund
2017	117,557	55.84	to	26.59	3,073,501	—	to	1.25%	0.73%	to	0.75%	1.58%	to	9.26%
2016	131,812	24.33	to	54.97	3,164,085	—	to	1.25%	0.25%	to	0.25%	23.47%	to	27.99%
2015	118,980	19.01	to	44.52	2,218,978	—	to	1.25%	0.54%	to	0.56%	(17.54)%	to	(8.99)%
2014	145,709	20.89	to	53.99	2,915,383	—	to	1.25%	0.17%	to	0.24%	(9.26)%	to	(1.25)%
2013	161,086	21.15	to	59.50	3,333,701	—	to	1.25%	0.42%	to	0.46%	28.09%	to	33.05%
Franklin Mutual Global Discovery Fund
2017	737,045	16.73	to	19.25	11,964,540	—	to	1.25%	1.57%	to	2.27%	8.21%	to	9.57%
2016	828,302	15.27	to	17.79	12,374,319	—	to	1.25%	1.82%	to	1.85%	11.16%	to	12.56%
2015	874,786	13.57	to	16.00	11,657,505	—	to	1.25%	1.32%	to	1.49%	(4.82)%	to	(3.64)%
2014	856,941	14.08	to	16.81	11,925,820	—	to	1.25%	2.05%	to	2.11%	3.71%	to	4.99%
2013	937,246	13.41	to	16.21	12,590,032	—	to	1.25%	1.52%	to	1.54%	23.71%	to	25.26%

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Templeton Growth Fund
2017	97,776	$42.77	to	$18.61	$1,750,344	—	to	1.25%	1.81%	to	1.88%	16.34%	to	17.80%
2016	119,356	16.00	to	36.31	1,798,969	—	to	1.25%	0.89%	to	1.52%	7.71%	to	9.06%
2015	143,194	14.85	to	33.29	2,016,886	—	to	1.25%	1.32%	to	1.32%	(7.65)%	to	(6.46)%
2014	152,801	16.08	to	35.59	2,317,280	—	to	1.25%	2.21%	to	2.50%	(3.16)%	to	(1.93)%
2013	156,786	16.60	to	36.29	2,449,086	—	to	1.25%	1.08%	to	1.37%	28.54%	to	30.15%
Franklin Income Fund
2017	525,920	16.51	to	17.60	8,624,130	0.35%	to	1.25%	5.08%	to	5.16%	7.07%	to	8.04%
2016	601,377	15.28	to	16.44	9,098,809	0.35%	to	1.25%	5.52%	to	5.53%	14.85%	to	15.88%
2015	602,058	13.19	to	14.31	7,899,380	0.35%	to	1.25%	5.21%	to	5.23%	(8.94)%	to	(8.11)%
2014	638,534	14.35	to	15.72	9,221,858	0.35%	to	1.25%	4.85%	to	4.93%	2.83%	to	3.78%
2013	688,749	13.74	to	15.29	9,632,750	—	to	1.25%	4.73%	to	5.56%	12.81%	to	14.23%
Franklin Growth Fund
2017	610,478	24.28	to	26.21	14,934,291	—	to	1.25%	0.39%	to	0.44%	25.25%	to	26.82%
2016	578,915	19.14	to	20.92	11,174,173	—	to	1.25%	0.50%	to	0.53%	7.07%	to	8.41%
2015	555,159	17.66	to	19.54	9,915,019	—	to	1.25%	0.62%	to	1.88%	0.68%	to	1.94%
2014	335,679	17.32	to	19.41	6,025,439	—	to	1.25%	0.28%	to	0.29%	13.45%	to	14.86%
2013	241,885	15.08	to	17.11	3,792,715	—	to	1.25%	0.49%	to	0.49%	27.78%	to	29.39%
Franklin Total Return Fund
2017	29,573	14.75	to	14.38	424,849	0.50%	to	1.25%	1.94%	to	2.15%	2.25%	to	3.02%
2016	29,892	14.06	to	14.32	421,955	0.50%	to	1.25%	1.74%	to	1.77%	1.53%	to	2.29%
2015	24,917	13.85	to	13.99	345,445	0.50%	to	1.25%	3.20%	to	4.02%	(2.79)%	to	(2.07)%
2014	28,891	14.25	to	14.29	411,078	0.50%	to	1.25%	3.89%	to	4.93%	4.65%	to	5.48%
2013	31,003	13.55	to	13.62	419,363	0.50%	to	1.25%	3.72%	to	3.79%	(2.21)%	to	(1.47)%
Franklin Balance Sheet Investment Fund
2017	76,022	31.47	to	27.28	2,387,317	0.35%	to	1.25%	0.23%	to	1.06%	11.04%	to	12.04%
2016	88,907	24.57	to	28.09	2,492,283	0.35%	to	1.25%	0.46%	to	0.53%	18.96%	to	20.03%
2015	114,319	20.65	to	23.40	2,671,468	0.35%	to	1.25%	0.63%	to	0.68%	(10.55)%	to	(9.75)%
2014	125,329	23.09	to	25.93	3,245,621	0.35%	to	1.25%	0.08%	to	0.49%	(0.52)%	to	0.37%
2013	128,738	23.21	to	25.83	3,277,736	0.35%	to	1.25%	1.25%	to	1.34%	34.92%	to	36.14%
Franklin Mutual Beacon Fund
2017	54,853	17.19	to	17.14	929,584	0.35%	to	1.25%	1.20%	to	1.60%	12.68%	to	13.70%
2016	80,346	15.12	to	15.21	1,172,925	0.35%	to	1.25%	2.09%	to	2.42%	14.36%	to	15.39%
2015	86,904	13.10	to	13.30	1,097,728	0.35%	to	1.25%	1.70%	to	1.83%	(5.54)%	to	(4.65)%
2014	95,372	13.74	to	14.08	1,255,951	0.35%	to	1.25%	3.29%	to	3.60%	5.12%	to	6.11%
2013	124,505	12.95	to	13.39	1,570,328	0.35%	to	1.25%	1.73%	to	1.74%	27.10%	to	28.25%
Franklin Mutual Shares Fund
2017	250,265	15.16	to	23.09	4,745,186	0.35%	to	1.25%	1.95%	to	1.99%	6.87%	to	7.83%
2016	268,649	14.06	to	21.60	4,743,577	0.35%	to	1.25%	1.88%	to	2.08%	14.18%	to	15.21%
2015	300,271	12.20	to	18.92	4,546,441	0.35%	to	1.25%	1.46%	to	1.74%	(5.30)%	to	(4.45)%
2014	304,338	12.77	to	19.98	4,829,375	0.35%	to	1.25%	2.91%	to	3.98%	5.98%	to	6.94%
2013	291,770	11.94	to	18.85	4,906,975	0.35%	to	1.25%	1.34%	to	1.78%	26.15%	to	27.29%
Franklin Small-Mid Cap Growth Fund
2017	202,496	21.91	to	26.36	4,441,423	—	to	1.25%	—	to	—	20.03%	to	21.53%
2016	241,752	18.02	to	21.97	4,356,888	—	to	1.25%	—	to	—	3.03%	to	4.33%
2015	298,234	17.28	to	21.32	5,127,118	—	to	1.25%	—	to	—	(3.45)%	to	(3.19)%
2014	491,434	12.78	to	22.02	6,572,643	0.35%	to	1.25%	—	to	—	6.18%	to	7.12%
2013	527,578	11.93	to	20.74	6,610,040	0.35%	to	1.25%	—	to	—	19.26%	to	36.86%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Franklin Conservative Allocation Fund
2017	181,740	$15.80	to	$15.56	$2,759,830	—	to	1.25%	0.69%	to	1.44%	9.21%	to	10.58%
2016	211,382	13.93	to	14.25	2,939,394	0.35%	to	1.25%	1.09%	to	1.10%	3.10%	to	4.03%
2015	215,901	13.69	to	13.82	2,897,784	—	to	1.25%	1.75%	to	1.97%	(3.47)%	to	(2.27)%
2014	208,561	14.01	to	14.32	2,889,117	—	to	1.25%	3.05%	to	3.05%	2.08%	to	3.38%
2013	225,629	13.55	to	14.03	3,030,957	—	to	1.25%	2.13%	to	2.28%	9.02%	to	10.39%
Franklin Growth Allocation Fund
2017	370,266	17.83	to	18.70	6,475,089	—	to	1.25%	1.15%	to	1.54%	17.97%	to	19.45%
2016	387,551	14.62	to	15.85	5,820,297	0.35%	to	1.25%	0.73%	to	0.86%	4.06%	to	5.00%
2015	410,195	14.16	to	15.23	5,916,647	—	to	1.25%	1.05%	to	1.18%	(2.85)%	to	(1.64)%
2014	383,575	14.40	to	15.68	5,715,306	—	to	1.25%	1.57%	to	1.63%	3.66%	to	4.97%
2013	422,956	13.72	to	15.13	5,963,112	—	to	1.25%	1.40%	to	1.46%	19.48%	to	20.98%
Franklin Moderate Allocation Fund
2017	385,801	17.13	to	17.32	6,482,840	—	to	1.25%	1.25%	to	1.75%	13.56%	to	14.98%
2016	459,707	14.55	to	15.25	6,822,756	0.35%	to	1.25%	0.86%	to	0.99%	3.64%	to	4.57%
2015	519,107	14.19	to	14.71	7,363,056	—	to	1.25%	1.53%	to	1.53%	(3.13)%	to	(1.91)%
2014	530,834	14.47	to	15.19	7,739,029	—	to	1.25%	2.34%	to	2.36%	2.75%	to	4.08%
2013	541,169	13.90	to	14.78	7,645,362	—	to	1.25%	1.93%	to	2.04%	12.93%	to	14.35%
Templeton Foreign Fund
2017	420,981	27.09	to	22.66	9,988,522	—	to	1.25%	1.30%	to	1.34%	15.63%	to	17.08%
2016	504,511	19.59	to	23.14	10,257,179	—	to	1.25%	1.74%	to	1.97%	10.25%	to	11.63%
2015	638,694	17.77	to	20.73	11,726,236	—	to	1.25%	1.17%	to	5.03%	(8.25)%	to	(7.08)%
2014	1,044,174	19.37	to	22.31	14,749,977	—	to	1.25%	2.31%	to	2.68%	(11.92)%	to	(10.79)%
2013	1,075,835	21.99	to	25.01	17,569,023	—	to	1.25%	1.41%	to	1.55%	25.59%	to	27.17%
Franklin Small-Mid Cap Growth Fund
2017	4,425	22.88	to	22.88	101,227	0.70%	to	0.70%	—	to	—	20.90%	to	20.90%
2016	8,027	18.92	to	18.92	151,894	0.70%	to	0.70%	—	to	—	3.68%	to	3.68%
2015	8,420	18.25	to	18.25	153,679	0.70%	to	0.70%	—	to	—	(3.13)%	to	(3.13)%
2014	8,251	18.84	to	18.84	155,456	0.70%	to	0.70%	—	to	—	7.04%	to	7.04%
2013	9,950	17.60	to	17.60	175,155	0.70%	to	0.70%	—	to	—	37.54%	to	37.54%
Highland Premier Growth Equity
2017	4,309	27.02	to	24.07	110,889	—	to	1.25%	—	to	—	(0.07)%	to	23.84%
2016	5,403	19.44	to	27.04	111,593	—	to	1.25%	—	to	—	(17.89)%	to	3.45%
2015	4,353	18.79	to	32.93	85,844	—	to	1.25%	—	to	—	(4.38)%	to	1.73%
2014	5,348	18.47	to	34.44	103,028	—	to	1.25%	—	to	—	6.23%	to	12.34%
2013	957	16.44	to	32.42	15,972	—	to	1.25%	0.14%	to	0.14%	26.69%	to	32.94%
Goldman Sachs Income Builder Fund
2017	4,556	16.11	to	17.32	75,959	0.75%	to	1.25%	0.87%	to	3.57%	6.60%	to	7.13%
2016	3,525	16.25	to	28.51	71,819	1.05%	to	1.25%	3.86%	to	3.90%	7.96%	to	8.17%
2015	3,908	15.05	to	26.36	74,705	1.05%	to	1.25%	4.06%	to	4.08%	(4.80)%	to	(4.59)%
2014	3,568	15.81	to	27.63	71,178	1.05%	to	1.25%	4.20%	to	4.25%	2.24%	to	2.43%
2013	4,323	15.46	to	26.97	82,389	1.05%	to	1.25%	3.74%	to	3.83%	15.07%	to	15.30%
Goldman Sachs Capital Growth Fund
2017	98	21.67	to	23.43	2,275	0.75%	to	1.25%	0.08%	to	0.08%	30.18%	to	30.83%
2016	98	16.56	to	18.00	1,764	0.75%	to	1.25%	0.06%	to	0.07%	0.65%	to	1.15%
2015	48	16.38	to	17.88	859	0.75%	to	1.25%	—	to	—	0.69%	to	1.21%
2014	44	16.18	to	17.76	772	0.75%	to	1.25%	—	to	—	12.27%	to	12.86%
2013	121	14.34	to	15.82	1,900	0.75%	to	1.25%	0.01%	to	0.25%	30.03%	to	30.68%

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Goldman Sachs Core Fixed Income Fund
2017	7,398	$13.06	to	$13.19	$96,830	1.05%	to	1.25%	2.19%	to	2.23%	1.84%	to	2.04%
2016	8,493	12.80	to	12.96	109,675	1.05%	to	1.25%	2.19%	to	2.19%	1.34%	to	1.55%
2015	7,975	12.61	to	12.78	101,575	1.05%	to	1.25%	2.31%	to	2.35%	(1.05)%	to	(0.80)%
2014	7,079	12.71	to	12.92	90,992	1.05%	to	1.25%	2.26%	to	2.27%	4.00%	to	4.21%
2013	5,940	12.20	to	12.42	73,403	1.05%	to	1.25%	1.54%	to	2.10%	(2.94)%	to	(2.75)%
Goldman Sachs U.S. Equity Insights Fund
2017	1	20.46	to	20.46	14	1.25%	to	1.25%	0.35%	to	0.35%	21.91%	to	21.91%
2016	37	16.78	to	16.78	626	1.25%	to	1.25%	0.59%	to	0.59%	9.35%	to	9.35%
2015	56	15.35	to	15.35	863	1.25%	to	1.25%	0.96%	to	0.96%	(2.44)%	to	(2.44)%
2014	57	15.73	to	15.73	890	1.25%	to	1.25%	0.77%	to	0.77%	13.84%	to	13.84%
2013	54	13.82	to	13.82	750	1.25%	to	1.25%	1.17%	to	1.17%	34.30%	to	34.30%
Goldman Sachs Government Income Fund
2017	144,857	14.63	to	12.64	1,952,352	—	to	1.25%	1.72%	to	1.74%	0.00%	to	0.48%
2016	152,160	12.58	to	14.63	2,023,236	—	to	1.25%	1.65%	to	1.66%	(0.61)%	to	(0.19)%
2015	170,122	12.61	to	14.72	2,254,826	—	to	1.25%	1.51%	to	1.51%	(1.21)%	to	(0.96)%
2014	160,872	12.73	to	14.90	2,145,299	—	to	1.25%	1.43%	to	1.45%	2.62%	to	2.82%
2013	171,144	12.38	to	14.52	2,194,753	—	to	1.25%	0.97%	to	0.97%	(3.71)%	to	(3.71)%
Goldman Sachs Equity Income Fund+
2017	7,498	15.09	to	17.15	121,364	0.50%	to	1.25%	1.53%	to	1.79%	9.00%	to	9.82%
2016	9,179	13.74	to	15.73	139,478	0.50%	to	1.25%	1.95%	to	1.97%	11.85%	to	12.69%
2015	13,304	12.20	to	14.07	185,430	0.50%	to	1.25%	1.69%	to	1.87%	(4.25)%	to	(3.58)%
2014	15,980	12.65	to	14.69	234,359	0.50%	to	1.25%	1.31%	to	1.32%	9.91%	to	10.75%
2013	16,000	11.42	to	13.37	213,753	0.50%	to	1.25%	0.37%	to	1.18%	30.83%	to	31.81%
Goldman Sachs Growth Opportunities Fund
2017	31,022	22.40	to	25.40	710,183	0.50%	to	1.25%	—	to	—	25.24%	to	26.18%
2016	39,395	17.75	to	20.28	717,654	0.50%	to	1.25%	—	to	—	(0.14)%	to	0.61%
2015	50,356	17.64	to	20.31	907,684	0.50%	to	1.25%	—	to	—	(6.79)%	to	(6.10)%
2014	42,175	18.79	to	21.79	811,103	0.50%	to	1.25%	—	to	—	9.61%	to	10.45%
2013	35,806	17.01	to	19.88	614,761	0.50%	to	1.25%	—	to	—	30.18%	to	31.16%
Goldman Sachs Focused International Equity Fund
2017	3,011	9.86	to	11.74	29,818	0.75%	to	1.25%	0.27%	to	1.38%	23.74%	to	24.36%
2016	3,144	7.93	to	9.49	26,634	0.75%	to	1.25%	2.93%	to	2.96%	(3.81)%	to	(3.33)%
2015	2,717	8.20	to	9.86	23,833	0.75%	to	1.25%	1.11%	to	1.51%	0.25%	to	0.77%
2014	1,845	8.14	to	9.84	16,529	0.75%	to	1.25%	3.07%	to	3.18%	(13.90)%	to	(13.47)%
2013	1,504	9.41	to	11.43	15,565	0.75%	to	1.25%	0.34%	to	0.35%	26.13%	to	26.77%
Goldman Sachs Mid Cap Value Fund
2017	116,766	87.14	to	30.38	4,364,390	—	to	1.25%	0.41%	to	0.42%	9.29%	to	10.66%
2016	143,706	27.80	to	78.74	4,526,889	—	to	1.25%	1.08%	to	1.21%	11.45%	to	12.85%
2015	161,260	24.94	to	69.78	4,547,692	—	to	1.25%	0.23%	to	0.25%	(10.60)%	to	(9.46)%
2014	165,257	27.90	to	77.07	5,327,735	—	to	1.25%	0.25%	to	0.26%	11.85%	to	13.24%
2013	183,311	24.94	to	68.06	5,448,934	—	to	1.25%	0.46%	to	0.48%	30.79%	to	32.43%
Goldman Sachs Small Cap Value Fund
2017	287,782	23.36	to	23.99	6,674,565	—	to	1.25%	0.13%	to	0.15%	10.50%	to	11.89%
2016	277,329	20.88	to	21.71	5,797,365	—	to	1.25%	0.48%	to	0.51%	22.61%	to	24.15%
2015	247,853	16.82	to	17.70	4,173,912	—	to	1.25%	0.28%	to	0.62%	(6.97)%	to	(5.77)%
2014	188,212	19.03	to	19.62	34,559,821	0.35%	to	1.25%	0.20%	to	0.27%	5.52%	to	6.47%
2013	224,945	16.71	to	18.03	3,819,035	—	to	1.25%	0.37%	to	0.52%	36.56%	to	38.28%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Goldman Sachs Strategic Growth Fund
2017	1,377	$21.74	to	$23.38	$30,802	0.50%	to	1.25%	—	to	—	28.68%	to	29.65%
2016	1,243	18.17	to	18.95	20,987	0.85%	to	1.25%	0.21%	to	0.37%	0.06%	to	0.46%
2015	1,139	18.16	to	18.87	19,376	0.85%	to	1.25%	0.17%	to	0.17%	1.85%	to	2.26%
2014	901	17.83	to	18.45	14,995	0.85%	to	1.25%	—	to	—	11.65%	to	12.10%
2013	744	15.97	to	16.46	10,969	0.85%	to	1.25%	0.08%	to	0.10%	30.38%	to	30.90%
Goldman Sachs High Yield Fund
2017	176,290	21.18	to	17.71	3,564,644	—	to	1.25%	5.05%	to	5.05%	4.36%	to	5.67%
2016	199,358	16.97	to	20.04	3,839,510	—	to	1.25%	5.42%	to	5.47%	12.25%	to	13.66%
2015	262,029	15.12	to	17.63	4,479,745	—	to	1.25%	5.40%	to	5.43%	(6.43)%	to	(5.24)%
2014	249,172	16.16	to	18.61	4,459,396	—	to	1.25%	5.40%	to	5.45%	0.43%	to	1.70%
2013	254,839	16.09	to	18.30	4,452,244	—	to	1.25%	6.04%	to	6.04%	6.17%	to	7.51%
Goldman Sachs Large Cap Value Fund
2017	24,950	15.26	to	14.09	369,141	0.50%	to	1.25%	1.49%	to	2.59%	7.97%	to	8.78%
2016	27,965	13.05	to	14.03	379,671	0.50%	to	1.25%	1.14%	to	1.61%	9.94%	to	10.76%
2015	31,904	11.87	to	12.67	393,651	0.50%	to	1.25%	0.54%	to	0.60%	(5.87)%	to	(5.13)%
2014	44,257	12.61	to	13.87	582,643	—	to	1.25%	0.80%	to	0.84%	10.88%	to	12.23%
2013	43,262	11.37	to	12.36	510,828	—	to	1.25%	0.71%	to	0.73%	30.94%	to	32.59%
Goldman Sachs Small/Mid Cap Growth Fund
2017	9,939	49.62	to	44.44	476,287	—	to	1.25%	—	to	—	26.15%	to	27.73%
2016	11,453	35.23	to	38.85	428,980	—	to	1.25%	—	to	—	(1.48)%	to	(0.24)%
2015	15,643	35.76	to	38.94	596,049	—	to	1.25%	—	to	—	(2.40)%	to	(1.16)%
2014	13,875	36.64	to	39.40	524,180	—	to	1.25%	—	to	—	9.23%	to	10.62%
2013	20,866	33.54	to	35.62	720,310	—	to	1.25%	—	to	—	33.86%	to	35.54%
Goldman Sachs Satellite Strategies Portfolio
2017	99	12.66	to	12.66	1,254	0.85%	to	0.85%	3.50%	to	3.50%	13.32%	to	13.32%
2016	84	11.18	to	11.18	941	0.85%	to	0.85%	3.47%	to	3.47%	5.05%	to	5.05%
2015	68	10.64	to	10.64	723	0.85%	to	0.85%	2.52%	to	2.52%	(4.06)%	to	(4.06)%
2014	52	11.09	to	11.09	573	0.85%	to	0.85%	2.68%	to	2.68%	(1.17)%	to	(1.17)%
2013	36	11.22	to	11.22	404	0.85%	to	0.85%	3.78%	to	3.78%	1.80%	to	1.80%
Hartford Balanced HLS Fund
2017	404,821	31.02	to	18.52	7,937,800	—	to	1.25%	1.82%	to	2.42%	12.96%	to	13.87%
2016	451,248	18.22	to	27.46	7,691,244	—	to	1.25%	2.60%	to	2.90%	3.16%	to	4.72%
2015	515,547	17.40	to	26.62	8,323,060	—	to	1.25%	1.52%	to	1.90%	(1.73)%	to	(1.08)%
2014	548,313	17.59	to	27.09	8,951,623	—	to	1.25%	1.79%	to	1.82%	7.89%	to	8.43%
2013	550,370	16.22	to	25.11	8,522,720	—	to	1.25%	1.59%	to	1.70%	19.40%	to	19.68%
Hartford Total Return Bond HLS Fund
2017	1,036,103	11.32	to	13.85	14,758,087	—	to	1.25%	2.42%	to	2.99%	2.07%	to	3.50%
2016	1,177,165	11.09	to	16.44	16,080,940	—	to	1.25%	2.43%	to	2.59%	1.46%	to	3.20%
2015	1,474,464	10.93	to	15.93	19,258,829	—	to	1.25%	2.75%	to	3.09%	(6.02)%	to	(1.80)%
2014	1,394,055	11.63	to	16.22	20,097,575	—	to	1.25%	3.07%	to	3.27%	2.47%	to	4.60%
2013	1,447,543	11.35	to	15.51	20,285,265	—	to	1.25%	3.83%	to	4.13%	(5.37)%	to	(2.59)%
Hartford Capital Appreciation HLS Fund
2017	722,790	52.93	to	34.73	25,412,885	—	to	1.25%	1.07%	to	1.10%	20.63%	to	22.14%
2016	822,836	28.79	to	43.34	24,182,646	—	to	1.25%	1.00%	to	1.15%	4.21%	to	5.52%
2015	1,055,876	27.63	to	41.07	29,889,646	—	to	1.25%	0.73%	to	0.97%	(0.23)%	to	1.01%
2014	1,115,954	27.69	to	40.66	30,807,550	—	to	1.25%	0.71%	to	1.06%	5.98%	to	7.31%
2013	1,222,415	26.13	to	37.89	29,118,919	—	to	1.25%	0.98%	to	1.01%	37.35%	to	39.08%

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Hartford Dividend and Growth HLS Fund
2017	2,527,154	$9.30	to	$23.27	$29,626,150	—	to	1.25%	1.09%	to	1.58%	16.65%	to	18.36%
2016	2,999,057	7.86	to	25.95	29,722,872	—	to	1.25%	1.83%	to	2.08%	13.46%	to	14.89%
2015	4,189,791	6.84	to	22.87	35,256,425	—	to	1.25%	1.68%	to	3.07%	(2.39)%	to	(1.18)%
2014	3,101,978	6.92	to	23.43	37,350,907	—	to	1.25%	1.25%	to	2.04%	11.57%	to	13.05%
2013	3,000,481	6.12	to	21.00	34,263,112	—	to	1.25%	2.00%	to	2.19%	30.29%	to	31.92%
The Hartford Healthcare HLS Fund
2017	130,079	63.58	to	32.27	3,564,700	—	to	1.25%	—	to	—	20.45%	to	22.26%
2016	164,487	23.74	to	35.83	3,410,172	0.35%	to	1.25%	3.40%	to	3.59%	(9.53)%	to	(8.96)%
2015	230,718	26.08	to	39.60	4,596,341	0.35%	to	1.25%	—	to	—	11.80%	to	12.56%
2014	202,752	23.17	to	35.42	3,784,017	0.35%	to	1.25%	0.04%	to	0.26%	25.82%	to	26.59%
2013	121,754	18.30	to	28.15	3,022,803	0.35%	to	1.25%	0.30%	to	0.52%	49.96%	to	50.97%
Hartford Global Growth HLS Fund
2017	76,212	15.82	to	15.10	1,282,662	—	to	1.25%	0.51%	to	0.53%	31.08%	to	32.73%
2016	80,983	11.73	to	15.23	995,224	0.35%	to	1.25%	0.37%	to	0.38%	0.45%	to	1.36%
2015	81,299	11.57	to	15.16	988,127	0.35%	to	1.25%	0.25%	to	0.30%	6.45%	to	7.41%
2014	76,380	10.77	to	14.24	868,165	0.35%	to	1.25%	0.37%	to	0.44%	1.82%	to	5.28%
2013	9,952	11.55	to	13.53	121,366	0.50%	to	1.25%	0.49%	to	0.66%	34.22%	to	35.23%
Hartford Growth Opportunities HLS Fund
2017	286,436	38.42	to	29.53	7,003,093	—	to	1.25%	—	to	—	28.80%	to	28.83%
2016	335,807	22.92	to	29.83	6,394,182	—	to	1.25%	0.41%	to	0.44%	(14.43)%	to	(1.72)%
2015	322,901	23.32	to	34.86	6,254,496	—	to	1.25%	0.08%	to	0.13%	(10.34)%	to	10.36%
2014	332,168	21.13	to	38.88	5,917,468	—	to	1.25%	0.17%	to	0.21%	(4.19)%	to	12.71%
2013	290,991	18.75	to	40.58	4,491,490	—	to	1.25%	0.01%	to	0.01%	34.06%	to	35.73%
Hartford International Opportunities HLS Fund
2017	57,250	16.92	to	15.78	976,497	0.35%	to	1.25%	1.06%	to	1.79%	23.70%	to	24.82%
2016	66,765	13.56	to	14.34	920,438	0.35%	to	1.25%	1.41%	to	1.59%	(0.31)%	to	0.90%
2015	67,605	13.44	to	14.39	932,706	0.35%	to	1.25%	1.13%	to	1.58%	0.39%	to	1.49%
2014	63,429	13.24	to	14.33	865,237	0.35%	to	1.25%	2.36%	to	2.75%	(5.35)%	to	(4.22)%
2013	78,428	13.82	to	15.14	1,142,177	0.35%	to	1.25%	1.84%	to	2.17%	19.77%	to	21.13%
Hartford MidCap HLS Fund
2017	379,865	51.06	to	43.62	18,370,335	—	to	1.25%	—	to	—	22.93%	to	24.47%
2016	451,704	35.49	to	41.02	17,645,626	—	to	1.25%	0.17%	to	0.19%	10.59%	to	11.98%
2015	582,628	32.09	to	36.63	20,216,498	—	to	1.25%	—	to	0.05%	0.34%	to	1.59%
2014	672,756	31.98	to	36.06	23,096,591	—	to	1.25%	0.10%	to	0.10%	9.98%	to	11.39%
2013	721,605	29.08	to	32.37	22,588,755	—	to	1.25%	0.13%	to	0.13%	38.08%	to	39.82%
Hartford Ultrashort Bond HLS Fund
2017	419,671	12.83	to	9.59	4,133,877	—	to	1.25%	0.35%	to	0.50%	(0.45)%	to	1.01%
2016	457,051	9.99	to	10.42	4,548,152	—	to	1.25%	0.14%	to	0.44%	(0.29)%	to	0.64%
2015	505,362	10.02	to	10.36	5,037,573	—	to	1.25%	0.32%	to	0.32%	(1.08)%	to	(0.13)%
2014	533,249	10.13	to	10.37	5,290,458	—	to	1.25%	—	to	—	(1.13)%	to	(0.14)%
2013	644,583	10.25	to	10.38	6,468,800	—	to	1.25%	—	to	—	(1.24)%	to	(0.10)%
Hartford Small Company HLS Fund
2017	630,837	6.01	to	32.66	5,675,296	—	to	1.25%	—	to	—	24.80%	to	26.36%
2016	699,543	14.19	to	15.97	5,108,327	—	to	1.25%	—	to	—	0.54%	to	1.81%
2015	970,554	14.12	to	15.68	6,629,606	—	to	1.25%	—	to	—	(9.57)%	to	(8.44)%
2014	595,637	15.61	to	17.13	7,916,361	—	to	1.25%	—	to	—	5.50%	to	6.87%
2013	771,757	14.80	to	16.03	8,017,587	—	to	1.25%	—	to	—	42.18%	to	43.97%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Hartford SmallCap Growth HLS Fund
2017	23,665	$32.13	to	$26.15	$651,761	—	to	1.25%	0.04%	to	0.04%	18.59%	to	20.02%
2016	26,684	22.63	to	26.77	617,929	—	to	1.25%	0.15%	to	0.15%	7.38%	to	10.69%
2015	26,692	20.45	to	24.93	551,216	—	to	1.25%	0.08%	to	0.08%	(10.81)%	to	(2.02)%
2014	27,075	20.87	to	27.95	568,050	—	to	1.25%	0.07%	to	0.07%	(14.26)%	to	4.25%
2013	26,080	20.02	to	32.60	521,960	—	to	1.25%	0.09%	to	0.39%	28.13%	to	42.70%
Hartford Stock HLS Fund
2017	202,008	50.06	to	20.73	4,707,709	—	to	1.25%	1.79%	to	1.87%	18.06%	to	19.85%
2016	250,467	19.30	to	41.77	4,880,519	—	to	1.25%	1.75%	to	1.90%	6.08%	to	7.41%
2015	296,457	18.19	to	38.89	5,417,201	—	to	1.25%	1.85%	to	1.86%	1.46%	to	2.74%
2014	363,632	17.93	to	37.85	6,589,173	—	to	1.25%	1.82%	to	1.92%	9.93%	to	11.32%
2013	428,112	16.31	to	34.00	6,538,682	—	to	1.25%	2.03%	to	2.06%	30.60%	to	32.25%
Hartford U.S. Government Securities HLS Fund
2017	71,142	10.43	to	10.91	781,853	0.35%	to	1.25%	2.06%	to	2.19%	0.06%	to	0.97%
2016	79,279	10.33	to	10.90	863,138	0.35%	to	1.25%	1.80%	to	1.93%	0.28%	to	1.19%
2015	88,727	10.20	to	10.87	955,080	0.35%	to	1.25%	1.75%	to	1.86%	0.25%	to	1.24%
2014	91,616	10.08	to	10.84	978,646	0.35%	to	1.25%	2.32%	to	4.36%	1.03%	to	1.55%
2013	118,069	10.67	to	11.11	1,297,952	0.50%	to	1.25%	2.36%	to	2.38%	(2.90)%	to	(2.17)%
Hartford Value HLS Fund
2017	73,421	24.52	to	22.22	1,685,989	—	to	1.25%	0.70%	to	1.80%	14.01%	to	15.44%
2016	78,890	19.17	to	21.24	1,577,896	—	to	1.25%	1.58%	to	1.83%	12.05%	to	13.69%
2015	83,712	17.11	to	18.68	1,487,469	—	to	1.25%	1.34%	to	1.60%	(4.54)%	to	(3.07)%
2014	83,635	17.92	to	19.27	1,544,820	—	to	1.25%	1.07%	to	1.09%	9.69%	to	11.34%
2013	96,430	16.34	to	17.31	1,611,776	—	to	1.25%	0.78%	to	1.54%	30.01%	to	31.94%
The Hartford Checks and Balances Fund
2017	20,116	19.21	to	18.12	376,310	0.50%	to	1.25%	3.38%	to	3.91%	12.91%	to	13.76%
2016	21,668	16.05	to	16.89	356,344	0.50%	to	1.25%	1.33%	to	1.36%	6.11%	to	6.91%
2015	23,580	15.12	to	15.80	364,159	0.50%	to	1.25%	1.62%	to	1.88%	(1.55)%	to	(0.82)%
2014	20,880	15.36	to	15.93	326,195	0.50%	to	1.25%	4.62%	to	4.92%	7.05%	to	7.85%
2013	17,827	14.35	to	14.77	258,980	0.50%	to	1.25%	0.99%	to	1.42%	20.71%	to	21.62%
The Hartford High Yield
2017	2,994	17.49	to	16.14	51,270	0.50%	to	1.25%	4.95%	to	4.96%	5.78%	to	6.57%
2016	2,597	15.26	to	16.42	41,824	0.50%	to	1.25%	4.91%	to	4.96%	11.69%	to	12.53%
2015	2,160	13.66	to	14.59	31,053	0.50%	to	1.25%	4.69%	to	4.71%	(5.40)%	to	(4.72)%
2014	1,498	14.44	to	15.31	22,623	0.50%	to	1.25%	4.85%	to	5.00%	(2.88)%	to	0.99%
2013	942	14.30	to	14.90	13,991	0.65%	to	1.25%	3.42%	to	5.39%	4.70%	to	5.33%
The Hartford Dividend and Growth Fund
2017	76,657	21.66	to	19.66	2,129,884	0.35%	to	1.25%	1.31%	to	1.34%	16.28%	to	17.33%
2016	81,843	16.91	to	18.46	2,047,794	0.35%	to	1.25%	1.47%	to	1.49%	12.84%	to	13.86%
2015	85,063	14.98	to	16.21	1,840,975	0.35%	to	1.25%	1.43%	to	1.44%	(2.70)%	to	(1.79)%
2014	90,166	15.40	to	30.65	2,076,726	0.15%	to	1.25%	1.28%	to	1.43%	10.95%	to	12.18%
2013	94,296	13.88	to	27.32	1,945,124	0.15%	to	1.25%	1.40%	to	1.48%	29.31%	to	30.74%
The Hartford International Opportunities Fund
2017	38,878	15.25	to	14.07	576,866	0.50%	to	1.25%	1.18%	to	1.37%	22.70%	to	23.62%
2016	41,188	11.46	to	12.33	496,245	0.50%	to	1.25%	1.29%	to	1.47%	(0.53)%	to	0.22%
2015	33,714	11.53	to	12.31	422,769	0.50%	to	1.25%	0.74%	to	0.89%	(0.13)%	to	0.64%
2014	24,136	11.54	to	12.23	307,787	0.50%	to	1.25%	1.24%	to	1.47%	(5.55)%	to	(4.88)%
2013	16,998	12.22	to	12.86	231,444	0.50%	to	1.25%	1.33%	to	1.68%	18.94%	to	19.83%

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
The Hartford MidCap Fund
2017	39,883	$27.48	to	$25.91	$1,054,714	0.50%	to	1.25%	—	to	—	22.39%	to	23.31%
2016	36,832	21.17	to	22.29	791,595	0.50%	to	1.25%	—	to	—	10.03%	to	10.85%
2015	35,450	19.24	to	20.10	691,105	0.50%	to	1.25%	—	to	—	0.11%	to	0.87%
2014	33,845	19.22	to	19.93	657,749	0.50%	to	1.25%	—	to	—	9.34%	to	10.13%
2013	27,729	17.58	to	18.10	492,224	0.50%	to	1.25%	—	to	—	37.28%	to	38.31%
The Hartford Small Company Fund
2017	43,132	19.68	to	17.20	902,624	—	to	1.25%	—	to	—	23.71%	to	25.26%
2016	71,804	13.91	to	15.71	1,194,927	—	to	1.25%	—	to	—	0.65%	to	1.91%
2015	69,161	13.82	to	15.42	1,135,743	—	to	1.25%	—	to	—	(9.46)%	to	(8.35)%
2014	75,752	15.26	to	16.82	1,375,499	—	to	1.25%	—	to	—	5.18%	to	6.49%
2013	70,521	14.51	to	15.79	1,205,864	—	to	1.25%	—	to	—	41.73%	to	43.51%
The Hartford Total Return Bond Fund
2017	35,121	14.28	to	12.97	488,300	0.35%	to	1.25%	2.78%	to	3.21%	3.75%	to	4.69%
2016	29,433	12.50	to	13.65	394,926	0.35%	to	1.25%	2.65%	to	2.65%	2.41%	to	3.33%
2015	30,470	12.21	to	13.21	396,394	0.35%	to	1.25%	2.29%	to	2.32%	(2.20)%	to	(1.31)%
2014	27,281	12.48	to	13.38	358,740	0.35%	to	1.25%	2.11%	to	2.40%	4.08%	to	5.03%
2013	22,796	11.99	to	12.74	284,824	0.35%	to	1.25%	2.29%	to	2.30%	(3.16)%	to	(2.29)%
The Hartford Healthcare Fund
2017	7,559	29.69	to	26.95	252,870	0.35%	to	1.25%	—	to	—	20.07%	to	21.15%
2016	8,337	22.45	to	24.51	224,763	0.35%	to	1.25%	—	to	—	(9.69)%	to	(8.87)%
2015	6,679	24.86	to	26.89	200,313	0.35%	to	1.25%	1.17%	to	1.46%	11.26%	to	12.24%
2014	6,087	22.34	to	23.96	158,761	0.35%	to	1.25%	—	to	—	24.90%	to	26.03%
2013	3,842	17.89	to	19.01	84,951	0.35%	to	1.25%	—	to	—	47.65%	to	48.99%
The Hartford Growth Opportunities Fund
2017	8,680	24.60	to	22.70	211,170	0.50%	to	1.25%	—	to	—	28.55%	to	29.52%
2016	9,147	17.66	to	19.00	176,682	0.50%	to	1.25%	—	to	—	(2.35)%	to	(1.61)%
2015	3,635	18.08	to	19.31	77,564	0.50%	to	1.25%	—	to	—	9.11%	to	9.95%
2014	3,774	16.57	to	17.56	72,457	0.50%	to	1.25%	—	to	—	12.09%	to	12.92%
2013	4,350	14.78	to	15.55	74,124	0.50%	to	1.25%	—	to	—	33.12%	to	34.12%
The Hartford Value Opportunities Fund
2017	811	16.90	to	15.59	12,819	0.50%	to	1.25%	0.97%	to	0.97%	9.99%	to	10.81%
2016	809	14.17	to	15.25	11,618	0.50%	to	1.25%	0.78%	to	0.86%	15.91%	to	16.78%
2015	682	12.23	to	13.06	8,456	0.50%	to	1.25%	1.18%	to	1.28%	(5.88)%	to	(5.11)%
2014	608	12.99	to	13.76	8,004	0.50%	to	1.25%	0.93%	to	1.06%	3.81%	to	4.36%
Hartford Moderate Allocation Fund
2017	192,965	15.33	to	13.40	2,836,347	—	to	1.25%	2.54%	to	2.90%	13.27%	to	14.69%
2016	213,816	11.83	to	13.37	2,723,724	—	to	1.25%	0.90%	to	0.93%	3.21%	to	4.51%
2015	238,819	11.46	to	12.79	2,905,108	—	to	1.25%	0.33%	to	0.45%	(3.98)%	to	(2.73)%
2014	276,474	11.94	to	13.15	3,484,518	—	to	1.25%	2.06%	to	2.35%	(0.79)%	to	0.54%
2013	265,251	12.03	to	13.08	3,407,512	—	to	1.25%	0.76%	to	1.12%	8.22%	to	9.58%
The Hartford Conservative Allocation Fund
2017	69,618	13.92	to	12.17	1,036,704	—	to	1.25%	3.17%	to	12.65%	8.68%	to	10.04%
2016	75,460	11.20	to	12.65	1,003,513	—	to	1.25%	1.57%	to	1.75%	2.89%	to	4.18%
2015	99,877	10.88	to	12.14	1,259,793	—	to	1.25%	0.24%	to	0.41%	(4.56)%	to	(3.35)%
2014	87,258	11.40	to	12.56	1,188,849	—	to	1.25%	1.67%	to	2.06%	(1.53)%	to	(0.29)%
2013	99,759	11.58	to	12.60	1,383,300	—	to	1.25%	0.35%	to	0.43%	(0.18)%	to	1.07%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
The Hartford Capital Appreciation Fund++
2017	394,452	$20.00	to	$17.48	$7,302,432	—	to	1.25%	0.38%	to	0.48%	19.75%	to	21.25%
2016	514,206	16.49	to	14.41	7,838,416	—	to	1.25%	—	to	0.64%	3.13%	to	4.10%
2015	544,202	13.97	to	30.45	8,079,751	—	to	1.25%	0.26%	to	0.53%	0.36%	to	1.35%
2014	575,336	13.92	to	15.63	8,433,924	—	to	1.25%	0.56%	to	0.61%	1.29%	to	2.78%
2013	614,012	13.39	to	13.90	8,525,081	0.35%	to	1.25%	0.26%	to	0.40%	39.98%	to	41.64%
The Hartford Global Capital Appreciation Fund++
2017	57,922	21.11	to	19.91	1,197,071	0.50%	to	1.25%	0.65%	to	1.49%	19.34%	to	20.23%
2016	68,659	16.68	to	17.56	1,178,090	0.50%	to	1.25%	0.84%	to	1.08%	1.90%	to	2.60%
2015	68,269	16.37	to	17.11	1,144,249	0.50%	to	1.25%	1.40%	to	1.23%	(1.39)%	to	(2.12)%
2014	80,635	16.73	to	17.35	1,374,417	0.50%	to	1.25%	0.54%	to	0.76%	1.26%	to	2.03%
2013	89,276	16.52	to	17.01	1,498,323	0.50%	to	1.25%	—	to	—	36.42%	to	37.44%
The Hartford Growth Allocation Fund
2017	204,910	17.03	to	14.89	3,286,821	—	to	1.25%	1.56%	to	2.39%	16.97%	to	18.43%
2016	248,264	12.73	to	14.38	3,295,013	—	to	1.25%	0.45%	to	0.48%	3.89%	to	5.19%
2015	243,987	12.26	to	13.67	3,117,292	—	to	1.25%	1.36%	to	1.39%	(4.85)%	to	(3.64)%
2014	280,803	12.88	to	14.19	3,842,793	—	to	1.25%	2.98%	to	3.38%	0.52%	to	1.77%
2013	251,114	12.81	to	13.94	3,396,060	—	to	1.25%	0.62%	to	0.64%	18.81%	to	20.31%
The Hartford Inflation Plus Fund
2017	40,472	13.39	to	11.99	501,533	—	to	1.25%	4.31%	to	4.37%	0.38%	to	1.64%
2016	39,857	11.94	to	13.17	489,987	—	to	1.25%	2.08%	to	2.26%	2.75%	to	4.04%
2015	34,080	11.62	to	12.66	405,104	—	to	1.25%	—	to	—	(2.73)%	to	(1.49)%
2014	31,653	11.95	to	12.85	385,867	—	to	1.25%	0.54%	to	0.56%	(0.67)%	to	0.57%
2013	28,575	12.03	to	12.78	349,671	—	to	1.25%	0.01%	to	0.10%	(10.36)%	to	(9.23)%
The Hartford Equity Income Fund
2017	27,961	25.87	to	24.10	694,630	0.35%	to	1.25%	1.65%	to	1.65%	15.95%	to	17.00%
2016	26,687	20.79	to	22.11	570,400	0.35%	to	1.25%	1.81%	to	1.83%	13.42%	to	14.44%
2015	25,330	18.33	to	19.32	475,748	0.35%	to	1.25%	1.88%	to	1.91%	(1.99)%	to	(1.08)%
2014	18,671	18.70	to	19.53	356,838	0.35%	to	1.25%	1.76%	to	1.86%	7.64%	to	8.63%
2013	21,289	17.37	to	17.98	375,653	0.35%	to	1.25%	1.12%	to	1.55%	27.65%	to	28.81%
The Hartford Balanced Income Fund
2017	12,184	17.49	to	16.44	203,216	0.35%	to	1.25%	0.00%	to	2.60%	10.04%	to	11.03%
2016	8,689	14.94	to	15.61	132,190	0.50%	to	1.25%	1.99%	to	2.78%	9.83%	to	10.66%
2015	8,695	13.60	to	13.60	121,245	1.25%	to	1.25%	2.86%	to	2.86%	(1.60)%	to	(1.60)%
2014	7,310	13.82	to	14.31	103,201	0.35%	to	1.25%	2.56%	to	2.77%	6.23%	to	7.21%
2013	5,987	13.01	to	13.35	79,180	0.35%	to	1.25%	1.15%	to	2.59%	10.59%	to	11.59%
The Hartford International Small Company Fund
2017	2,058	16.83	to	15.98	33,485	0.50%	to	1.25%	0.03%	to	1.39%	32.67%	to	33.67%
2016	19,706	12.05	to	12.59	246,831	0.50%	to	1.25%	0.65%	to	0.75%	(7.19)%	to	(6.49)%
2015	2,356	12.98	to	13.24	30,813	0.85%	to	1.25%	0.50%	to	0.59%	7.82%	to	8.25%
2014	1,380	12.04	to	12.23	16,702	0.85%	to	1.25%	1.52%	to	2.43%	(9.93)%	to	(9.53)%
2013	1,032	13.37	to	13.52	13,862	0.85%	to	1.25%	0.43%	to	0.48%	31.80%	to	32.33%
The Hartford MidCap Value Fund
2017	6,849	18.61	to	17.86	122,749	0.65%	to	1.25%	—	to	—	11.66%	to	12.33%
2016	6,707	15.99	to	16.57	108,206	0.65%	to	1.25%	0.03%	to	0.03%	10.97%	to	11.63%
2015	4,883	14.41	to	14.84	70,991	0.65%	to	1.25%	0.19%	to	0.20%	(2.88)%	to	(2.30)%
2014	3,771	14.84	to	15.19	56,381	0.65%	to	1.25%	0.18%	to	0.35%	6.40%	to	7.00%
2013	2,340	13.95	to	14.20	32,702	0.65%	to	1.25%	—	to	—	32.22%	to	33.01%

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Hotchkis and Wiley Large Cap Value Fund
2017	31,960	$21.40	to	$21.97	$746,868	—	to	1.25%	—	to	1.37%	17.12%	to	18.59%
2016	34,892	18.76	to	21.02	708,396	0.35%	to	1.25%	1.81%	to	1.90%	17.90%	to	18.96%
2015	36,635	15.91	to	17.67	627,728	0.35%	to	1.25%	0.91%	to	1.12%	(9.13)%	to	(8.26)%
2014	42,544	17.51	to	19.26	794,398	0.35%	to	1.25%	2.60%	to	2.72%	11.79%	to	12.79%
2013	44,848	15.66	to	17.08	743,595	0.35%	to	1.25%	1.24%	to	1.26%	37.82%	to	39.06%
Invesco V.I. Technology Fund
2017	16,614	27.25	to	23.16	385,361	—	to	0.70%	—	to	—	34.19%	to	35.13%
2016	6,049	17.26	to	17.26	104,405	0.70%	to	0.70%	—	to	—	(1.45)%	to	(1.45)%
2015	6,203	17.51	to	17.51	108,632	0.70%	to	0.70%	—	to	—	6.08%	to	6.08%
2014	6,385	16.51	to	16.51	105,429	0.70%	to	0.70%	—	to	—	10.30%	to	10.30%
2013	7,842	14.97	to	14.97	117,426	0.70%	to	0.70%	—	to	—	24.27%	to	24.27%
Invesco Technology Fund
2017	30,902	21.25	to	18.30	578,885	0.35%	to	1.25%	—	to	—	33.10%	to	34.30%
2016	23,214	13.75	to	15.83	325,544	0.35%	to	1.25%	—	to	—	(2.26)%	to	(1.38)%
2015	23,459	14.06	to	16.05	345,425	0.35%	to	1.25%	—	to	—	5.35%	to	6.34%
2014	25,221	13.35	to	15.09	353,328	0.35%	to	1.25%	—	to	—	9.42%	to	10.42%
2013	24,794	12.20	to	13.67	293,886	0.35%	to	1.25%	—	to	—	23.22%	to	24.33%
Ivy Natural Resources Fund+
2017	187,183	7.06	to	8.73	1,427,348	—	to	1.25%	—	to	—	1.93%	to	3.21%
2016	209,511	5.50	to	8.56	1,540,499	0.35%	to	1.25%	0.32%	to	0.35%	22.59%	to	23.70%
2015	215,409	4.45	to	6.98	1,263,933	0.35%	to	1.25%	—	to	—	(23.16)%	to	(22.54)%
2014	223,690	5.74	to	9.09	1,709,773	0.35%	to	1.25%	—	to	—	(14.23)%	to	(13.50)%
2013	250,827	6.63	to	10.60	2,140,106	0.35%	to	1.25%	—	to	—	6.85%	to	7.81%
Ivy Large Cap Growth Fund
2017	28,708	22.18	to	25.69	679,600	0.35%	to	1.25%	—	to	—	27.55%	to	28.70%
2016	33,147	17.24	to	20.14	612,550	0.35%	to	1.25%	—	to	—	(0.06)%	to	0.85%
2015	30,293	17.09	to	20.15	554,888	0.35%	to	1.25%	—	to	—	5.56%	to	6.56%
2014	34,797	16.04	to	19.09	601,910	0.35%	to	1.25%	—	to	—	10.01%	to	11.03%
2013	43,888	14.45	to	17.35	684,572	0.35%	to	1.25%	0.06%	to	0.06%	33.98%	to	35.19%
Ivy Science & Technology Fund
2017	51,871	29.12	to	28.73	1,552,868	0.15%	to	1.25%	—	to	—	31.16%	to	32.61%
2016	56,557	21.90	to	23.55	1,285,185	0.50%	to	1.25%	—	to	—	0.48%	to	1.23%
2015	58,072	21.61	to	21.80	1,306,363	0.15%	to	1.25%	—	to	—	(4.31)%	to	(3.25)%
2014	59,970	22.34	to	22.78	1,399,909	0.15%	to	1.25%	—	to	—	3.04%	to	4.01%
2013	57,565	22.11	to	24.02	1,307,688	—	to	1.25%	—	to	—	50.19%	to	52.08%
Ivy Asset Strategy Fund
2017	28,832	17.43	to	16.32	480,159	0.50%	to	1.25%	0.13%	to	1.07%	16.99%	to	17.87%
2016	94,157	13.95	to	15.38	1,367,410	—	to	1.25%	—	to	—	(6.58)%	to	(5.41)%
2015	97,353	14.93	to	16.26	1,503,239	—	to	1.25%	0.20%	to	0.23%	(9.56)%	to	(8.44)%
2014	107,315	16.51	to	17.76	1,825,653	—	to	1.25%	0.37%	to	0.39%	(6.18)%	to	(5.03)%
2013	101,191	17.60	to	18.70	1,825,745	—	to	1.25%	0.43%	to	0.54%	22.77%	to	24.32%
Janus Henderson Forty Portfolio+
2017	81,016	28.58	to	30.17	2,443,939	—	to	0.70%	—	to	—	29.41%	to	30.31%
2016	84,041	23.31	to	23.31	1,959,219	0.70%	to	0.70%	—	to	—	1.48%	to	1.48%
2015	95,240	22.97	to	22.97	2,187,837	0.70%	to	0.70%	—	to	—	11.46%	to	11.46%
2014	94,745	20.61	to	20.61	1,953,066	0.70%	to	0.70%	0.16%	to	0.16%	7.98%	to	7.98%
2013	111,877	19.09	to	19.09	2,135,919	0.70%	to	0.70%	0.71%	to	0.71%	30.31%	to	30.31%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Janus Henderson Global Research Portfolio+
2017	17,892	$20.75	to	$17.99	$322,348	—	to	0.70%	0.25%	to	0.80%	26.14%	to	27.03%
2016	20,455	14.26	to	14.26	291,701	0.70%	to	0.70%	1.06%	to	1.06%	1.36%	to	1.36%
2015	23,940	14.07	to	14.07	336,829	0.70%	to	0.70%	0.67%	to	0.67%	(2.97)%	to	(2.97)%
2014	21,226	14.50	to	14.50	307,783	0.70%	to	0.70%	0.99%	to	0.99%	6.70%	to	6.70%
2013	30,091	13.59	to	13.59	408,943	0.70%	to	0.70%	1.18%	to	1.18%	27.53%	to	27.53%
Janus Henderson Enterprise Portfolio+
2017	13,142	31.84	to	31.87	418,777	—	to	0.70%	—	to	0.25%	26.53%	to	27.42%
2016	11,687	25.18	to	25.18	294,335	0.70%	to	0.70%	0.15%	to	0.15%	11.58%	to	11.58%
2015	12,438	22.57	to	22.57	280,733	0.70%	to	0.70%	1.24%	to	1.24%	3.30%	to	3.30%
2014	2,044	21.85	to	21.85	44,651	0.70%	to	0.70%	0.17%	to	0.17%	11.76%	to	11.76%
2013	1,634	19.55	to	19.55	31,956	0.70%	to	0.70%	0.56%	to	0.56%	31.46%	to	31.46%
Janus Henderson Balanced Portfolio+
2017	16,533	22.98	to	22.98	379,939	0.70%	to	0.70%	1.61%	to	1.61%	17.61%	to	17.61%
2016	17,267	19.54	to	19.54	337,412	0.70%	to	0.70%	2.09%	to	2.09%	3.87%	to	3.87%
2015	23,920	18.81	to	18.81	449,975	0.70%	to	0.70%	1.58%	to	1.58%	(0.10)%	to	(0.10)%
2014	28,725	18.83	to	18.83	540,797	0.70%	to	0.70%	1.74%	to	1.74%	7.77%	to	7.77%
2013	30,568	17.47	to	17.47	534,099	0.70%	to	0.70%	2.25%	to	2.25%	19.32%	to	19.32%
Janus Henderson Overseas Portfolio+
2017	23,230	10.21	to	13.11	303,438	—	to	0.70%	1.78%	to	2.05%	30.21%	to	31.12%
2016	17,440	7.79	to	10.07	173,431	—	to	0.70%	4.68%	to	4.78%	(7.10)%	to	(6.45)%
2015	20,349	8.32	to	10.84	218,168	—	to	0.70%	0.59%	to	0.60%	(9.25)%	to	(8.63)%
2014	24,404	9.11	to	11.94	288,688	—	to	0.70%	5.80%	to	5.81%	(12.48)%	to	(11.84)%
2013	27,961	10.33	to	13.64	378,343	—	to	0.70%	3.14%	to	3.15%	13.76%	to	14.56%
Janus Henderson Flexible Bond Fund+
2017	2,246	13.77	to	12.92	30,537	0.50%	to	1.25%	2.57%	to	2.57%	1.93%	to	2.69%
2016	1,802	12.67	to	13.41	23,825	0.50%	to	1.25%	1.72%	to	2.34%	0.90%	to	1.66%
2015	1,757	13.19	to	13.19	23,171	0.50%	to	0.50%	2.25%	to	2.25%	(0.69)%	to	(0.69)%
2014	1,035	13.28	to	13.28	13,740	0.50%	to	0.50%	2.64%	to	2.64%	4.05%	to	4.05%
2013	880	12.76	to	12.76	11,226	0.50%	to	0.50%	2.62%	to	2.62%	(0.93)%	to	(0.93)%
Janus Henderson Forty Fund+
2017	212,385	42.65	to	34.98	6,265,461	—	to	1.25%	—	to	—	27.50%	to	29.10%
2016	256,572	19.11	to	27.44	5,560,346	0.35%	to	1.25%	—	to	—	0.21%	to	1.12%
2015	269,318	18.90	to	27.38	5,747,997	0.35%	to	1.25%	—	to	—	10.84%	to	11.84%
2014	326,044	16.90	to	24.70	6,206,898	0.35%	to	1.25%	—	to	—	7.23%	to	8.17%
2013	324,566	15.62	to	23.03	6,768,614	0.35%	to	1.25%	0.80%	to	0.80%	30.09%	to	31.27%
Janus Henderson Balanced Fund+
2017	140,230	22.57	to	20.30	3,018,011	—	to	1.25%	1.57%	to	1.65%	16.59%	to	18.05%
2016	148,318	17.41	to	19.12	2,706,936	—	to	1.25%	1.82%	to	1.87%	2.91%	to	4.20%
2015	129,474	16.92	to	18.35	2,288,895	—	to	1.25%	1.28%	to	1.31%	(1.05)%	to	0.22%
2014	116,885	17.10	to	18.31	2,096,986	—	to	1.25%	1.58%	to	1.65%	6.78%	to	8.09%
2013	117,447	16.01	to	16.94	1,958,441	—	to	1.25%	1.41%	to	1.41%	17.80%	to	19.28%
Janus Henderson Enterprise Fund+
2017	47,694	114.58	to	35.00	1,770,538	—	to	1.25%	—	to	—	23.78%	to	24.47%
2016	52,005	28.12	to	92.57	1,535,454	—	to	1.25%	—	to	—	9.81%	to	10.25%
2015	39,833	25.51	to	26.78	1,035,851	0.50%	to	1.25%	0.08%	to	0.10%	1.75%	to	2.52%
2014	26,486	25.07	to	26.12	675,564	0.50%	to	1.25%	—	to	—	10.28%	to	11.10%
2013	30,488	22.73	to	23.51	706,115	0.50%	to	1.25%	—	to	—	28.70%	to	29.67%

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Janus Henderson Overseas Fund+
2017	170,168	$12.13	to	$10.91	$1,949,705	—	to	1.25%	—	to	1.53%	29.28%	to	30.90%
2016	187,259	8.44	to	9.03	1,648,498	0.35%	to	1.25%	0.79%	to	0.92%	(8.33)%	to	(7.51)%
2015	205,564	9.20	to	9.76	1,966,900	0.35%	to	1.25%	3.12%	to	3.27%	(9.94)%	to	(9.15)%
2014	266,471	10.22	to	10.74	2,814,465	0.35%	to	1.25%	0.40%	to	0.69%	(14.97)%	to	(14.23)%
2013	305,692	12.02	to	12.52	3,770,037	0.35%	to	1.25%	2.64%	to	3.41%	10.45%	to	11.45%
Janus Henderson Global Research Fund+
2017	15,626	13.21	to	22.36	276,164	0.35%	to	1.25%	0.22%	to	0.32%	24.88%	to	26.00%
2016	19,498	10.48	to	17.90	263,146	0.35%	to	1.25%	0.41%	to	0.46%	0.37%	to	1.27%
2015	26,089	10.35	to	17.84	323,796	0.35%	to	1.25%	0.28%	to	0.65%	(3.74)%	to	(2.91)%
2014	22,233	10.66	to	18.53	277,498	0.35%	to	1.25%	0.68%	to	1.23%	1.81%	to	5.67%
2013	13,065	17.54	to	18.14	234,692	0.50%	to	1.25%	0.22%	to	0.24%	25.61%	to	26.56%
Janus Henderson Mid Cap Value Fund+
2017	41,736	26.63	to	23.95	1,058,257	—	to	1.25%	0.09%	to	0.11%	12.25%	to	13.65%
2016	22,069	21.34	to	22.15	478,423	0.75%	to	1.25%	0.57%	to	0.58%	16.96%	to	17.55%
2015	19,201	18.24	to	19.59	355,015	0.15%	to	1.25%	0.00%	to	1.02%	(5.27)%	to	(4.23)%
2014	47,021	19.26	to	20.46	943,961	0.15%	to	1.25%	2.09%	to	2.12%	7.37%	to	8.60%
2013	42,878	17.94	to	18.84	793,753	0.15%	to	1.25%	0.97%	to	1.14%	24.06%	to	25.43%
Prudential Jennison Natural Resources Fund, Inc.
2017	86,530	8.13	to	7.54	697,171	—	to	1.25%	—	to	—	3.66%	to	4.96%
2016	93,009	7.28	to	7.74	716,124	—	to	1.25%	1.28%	to	1.36%	32.56%	to	34.22%
2015	91,409	5.49	to	5.77	526,194	—	to	1.25%	—	to	—	(30.26)%	to	(18.00)%
2014	56,369	7.87	to	8.09	455,511	0.35%	to	1.25%	—	to	—	(20.95)%	to	(20.25)%
2013	3,491	9.96	to	10.14	35,308	0.35%	to	1.25%	—	to	—	8.40%	to	9.37%
Prudential Jennison Mid-Cap Growth Fund, Inc.
2017	25,321	38.41	to	35.48	945,344	0.35%	to	1.25%	—	to	—	20.76%	to	21.85%
2016	27,811	29.38	to	31.52	853,898	0.35%	to	1.25%	—	to	—	2.55%	to	3.47%
2015	26,642	28.65	to	30.88	793,283	0.15%	to	1.25%	—	to	—	(3.92)%	to	(2.85)%
2014	45,817	29.82	to	31.79	1,431,450	0.15%	to	1.25%	—	to	—	7.81%	to	8.99%
2013	78,932	27.66	to	29.38	2,268,888	—	to	1.25%	—	to	—	26.09%	to	27.67%
Prudential Jennison 20/20 Focus Fund
2017	7,698	37.35	to	34.96	274,867	0.50%	to	1.25%	—	to	—	25.02%	to	25.96%
2016	12,113	27.97	to	29.66	348,498	0.50%	to	1.25%	—	to	—	1.88%	to	2.65%
2015	12,321	27.45	to	28.89	346,948	0.50%	to	1.25%	—	to	—	3.20%	to	3.96%
2014	24,547	26.60	to	28.61	683,493	—	to	1.25%	—	to	—	4.98%	to	6.31%
JPMorgan Large Cap Growth Fund
2017	5,246	19.46	to	19.27	102,053	1.05%	to	1.25%	—	to	—	36.01%	to	36.28%
2016	4,890	14.28	to	14.28	69,846	1.05%	to	1.05%	—	to	—	(3.18)%	to	(3.18)%
2015	4,818	14.75	to	14.75	71,079	1.05%	to	1.05%	—	to	—	4.63%	to	4.63%
JPMorgan Core Bond Fund
2017	259,562	14.34	to	12.84	3,659,368	—	to	1.25%	2.41%	to	2.43%	2.27%	to	3.55%
2016	207,389	12.56	to	13.85	2,829,027	—	to	1.25%	2.22%	to	2.24%	0.83%	to	2.10%
2015	186,199	12.45	to	13.56	2,487,251	—	to	1.25%	2.27%	to	2.35%	(0.76)%	to	0.54%
2014	83,446	12.55	to	13.49	1,093,844	—	to	1.25%	2.39%	to	2.52%	3.70%	to	5.02%
2013	104,939	12.10	to	12.85	1,322,489	—	to	1.25%	2.52%	to	2.55%	(3.14)%	to	(1.92)%
JPMorgan Small Cap Equity Fund
2017	1,467	48.26	to	44.58	67,303	0.35%	to	1.25%	0.22%	to	0.23%	13.86%	to	14.88%
2016	1,434	39.16	to	42.01	57,608	0.35%	to	1.25%	0.16%	to	0.31%	20.26%	to	21.35%
2015	1,411	32.56	to	34.62	46,606	0.35%	to	1.25%	0.32%	to	0.33%	(3.07)%	to	(2.18)%
2014	2,069	33.59	to	35.39	70,862	0.35%	to	1.25%	0.18%	to	0.19%	5.66%	to	6.61%
2013	2,505	31.79	to	33.20	80,724	0.35%	to	1.25%	0.16%	to	0.17%	34.08%	to	35.30%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
JPMorgan Small Cap Growth Fund
2017	11,212	$56.73	to	$51.49	$585,891	0.15%	to	1.25%	—	to	—	39.38%	to	40.92%
2016	11,952	36.94	to	39.17	445,798	0.50%	to	1.25%	—	to	—	6.46%	to	7.26%
2015	10,348	34.70	to	37.40	362,347	0.15%	to	1.25%	—	to	—	(3.37)%	to	(2.29)%
2014	20,618	35.91	to	38.28	763,556	0.15%	to	1.25%	—	to	—	(1.46)%	to	(0.36)%
2013	20,549	36.44	to	38.42	761,993	0.15%	to	1.25%	—	to	—	46.02%	to	47.63%
JPMorgan Small Cap Value Fund
2017	8,389	46.63	to	41.77	373,754	—	to	1.25%	0.63%	to	0.64%	1.62%	to	2.89%
2016	7,141	41.10	to	45.32	311,192	—	to	1.25%	0.32%	to	0.64%	28.26%	to	29.86%
2015	22,238	32.05	to	34.90	769,263	—	to	1.25%	0.86%	to	1.05%	(8.95)%	to	(7.79)%
2014	20,657	35.20	to	37.85	776,276	—	to	1.25%	0.46%	to	0.49%	2.70%	to	3.99%
2013	18,746	34.27	to	36.40	676,604	—	to	1.25%	0.99%	to	1.06%	34.47%	to	36.16%
JPMorgan U.S. Equity Fund
2017	69,973	16.24	to	24.84	1,848,789	—	to	1.25%	0.73%	to	0.76%	11.62%	to	19.63%
2016	73,556	20.77	to	22.62	1,620,515	—	to	1.25%	0.81%	to	0.89%	9.12%	to	10.49%
2015	77,235	19.03	to	20.47	1,552,547	—	to	1.25%	0.77%	to	0.81%	(0.78)%	to	0.45%
2014	75,479	19.18	to	20.38	1,508,784	—	to	1.25%	0.94%	to	0.99%	12.04%	to	13.41%
2013	33,468	17.12	to	17.97	584,481	—	to	1.25%	0.77%	to	0.91%	33.89%	to	35.57%
JPMorgan SmartRetirement 2020 Fund
2017	473,980	19.73	to	14.68	7,245,610	—	to	1.25%	1.81%	to	2.28%	9.25%	to	12.32%
2016	444,833	13.07	to	14.07	5,973,984	—	to	1.25%	2.30%	to	2.49%	4.27%	to	5.58%
2015	362,306	12.54	to	13.33	4,634,534	—	to	1.25%	1.66%	to	2.23%	(2.20)%	to	(0.98)%
2014	366,667	12.82	to	13.46	4,792,750	—	to	1.25%	3.05%	to	4.35%	5.36%	to	6.66%
2013	104,510	12.17	to	12.62	1,302,264	—	to	1.25%	3.02%	to	3.69%	12.02%	to	13.43%
JPMorgan SmartRetirement 2025 Fund
2017	539,559	19.53	to	15.40	8,546,285	—	to	1.25%	2.01%	to	2.02%	11.60%	to	14.55%
2016	519,230	13.44	to	14.47	7,149,138	—	to	1.25%	2.01%	to	2.06%	4.57%	to	5.88%
2015	442,017	12.86	to	13.67	5,790,688	—	to	1.25%	1.90%	to	2.04%	(2.38)%	to	(1.19)%
2014	449,782	13.17	to	13.83	6,026,509	—	to	1.25%	3.00%	to	3.49%	5.80%	to	7.11%
2013	151,918	12.45	to	12.91	1,909,973	—	to	1.25%	3.01%	to	3.13%	15.39%	to	16.84%
JPMorgan SmartRetirement 2030 Fund
2017	566,778	21.37	to	15.98	9,493,663	—	to	1.25%	1.69%	to	1.97%	13.91%	to	17.19%
2016	549,121	13.63	to	14.67	7,778,627	—	to	1.25%	1.91%	to	2.51%	4.56%	to	5.88%
2015	430,883	13.04	to	13.86	5,729,070	—	to	1.25%	1.99%	to	2.28%	(2.78)%	to	(1.57)%
2014	389,880	13.41	to	14.08	5,313,744	—	to	1.25%	3.09%	to	3.58%	6.08%	to	7.45%
2013	173,591	12.64	to	13.10	2,248,092	—	to	1.25%	3.09%	to	6.14%	18.19%	to	19.68%
JPMorgan SmartRetirement 2035 Fund
2017	309,189	20.79	to	16.47	5,268,564	—	to	1.25%	1.74%	to	1.84%	15.63%	to	18.67%
2016	273,089	13.88	to	14.94	3,903,757	—	to	1.25%	1.76%	to	2.09%	4.83%	to	6.15%
2015	236,467	13.24	to	14.07	3,219,591	—	to	1.25%	1.83%	to	1.87%	(2.93)%	to	(1.71)%
2014	207,197	13.64	to	14.32	2,894,285	—	to	1.25%	3.54%	to	3.92%	6.26%	to	7.61%
2013	75,769	12.84	to	13.31	991,208	—	to	1.25%	3.04%	to	3.13%	20.35%	to	21.86%
JPMorgan SmartRetirement 2040 Fund
2017	451,463	22.52	to	16.82	7,923,024	—	to	1.25%	1.79%	to	1.91%	16.81%	to	20.06%
2016	388,086	14.01	to	15.08	5,616,147	—	to	1.25%	2.05%	to	2.14%	5.21%	to	6.53%
2015	256,475	13.32	to	14.16	3,513,239	—	to	1.25%	2.15%	to	2.38%	(3.13)%	to	(1.88)%
2014	195,153	13.75	to	14.43	2,745,810	—	to	1.25%	3.26%	to	3.89%	6.32%	to	7.62%
2013	97,619	12.93	to	13.41	1,297,047	—	to	1.25%	2.97%	to	6.55%	21.25%	to	22.77%

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
JPMorgan SmartRetirement 2045 Fund
2017	203,740	$21.42	to	$16.87	$3,553,275	—	to	1.25%	1.35%	to	1.95%	17.24%	to	20.25%
2016	194,720	14.03	to	15.10	2,807,659	—	to	1.25%	1.48%	to	1.74%	5.22%	to	6.54%
2015	198,040	13.34	to	14.18	2,703,313	—	to	1.25%	1.85%	to	2.02%	(3.01)%	to	(1.76)%
2014	154,820	13.75	to	14.43	2,168,021	—	to	1.25%	3.35%	to	4.12%	6.25%	to	7.56%
2013	44,015	12.94	to	13.42	580,784	—	to	1.25%	3.16%	to	5.11%	21.22%	to	22.75%
JPMorgan SmartRetirement 2050 Fund
2017	183,962	21.39	to	16.85	3,197,013	—	to	1.25%	1.52%	to	1.57%	17.33%	to	20.29%
2016	194,373	14.01	to	15.08	2,784,307	—	to	1.25%	2.07%	to	2.37%	5.15%	to	6.47%
2015	116,362	13.32	to	14.16	1,586,288	—	to	1.25%	1.98%	to	2.21%	(3.03)%	to	(1.78)%
2014	87,831	13.74	to	14.42	1,227,937	—	to	1.25%	3.03%	to	3.96%	6.25%	to	7.54%
2013	102,030	12.93	to	13.41	1,362,980	—	to	1.25%	3.08%	to	7.01%	21.23%	to	22.76%
JPMorgan SmartRetirement Income Fund+
2017	205,203	14.30	to	13.12	2,785,420	—	to	1.25%	2.25%	to	2.78%	9.51%	to	10.88%
2016	78,857	11.98	to	12.89	978,827	—	to	1.25%	1.44%	to	2.77%	3.67%	to	4.97%
2015	68,984	11.56	to	11.56	809,399	1.25%	to	1.25%	2.10%	to	2.10%	(2.49)%	to	(2.49)%
2014	82,733	11.85	to	12.37	996,230	0.15%	to	1.25%	2.74%	to	3.18%	2.70%	to	3.65%
2013	19,811	11.43	to	11.56	226,698	0.85%	to	1.25%	1.74%	to	3.31%	6.28%	to	6.71%
JPMorgan SmartRetirement 2055 Fund
2017	66,297	23.88	to	16.67	1,131,155	—	to	1.25%	1.94%	to	2.19%	17.69%	to	20.18%
2016	38,801	13.87	to	14.71	548,239	—	to	1.25%	1.10%	to	2.30%	5.22%	to	6.54%
2015	25,290	13.18	to	13.81	344,647	—	to	1.25%	3.25%	to	3.99%	(3.00)%	to	(1.78)%
2014	8,981	13.59	to	14.06	129,553	—	to	1.25%	3.40%	to	4.47%	6.25%	to	7.65%
2013	2,772	12.79	to	13.06	35,880	—	to	1.25%	4.57%	to	6.54%	21.23%	to	22.75%
Keeley Small Cap Value Fund
2017	65,407	21.84	to	19.00	1,432,203	—	to	1.25%	0.18%	to	0.71%	3.36%	to	4.65%
2016	75,769	18.38	to	33.35	1,573,223	—	to	1.25%	0.43%	to	0.52%	12.75%	to	17.47%
2015	90,096	15.65	to	29.58	1,608,260	—	to	1.25%	—	to	—	(22.81)%	to	(12.61)%
2014	101,521	17.91	to	38.32	2,085,382	—	to	1.25%	—	to	—	(1.18)%	to	(0.16)%
2013	105,870	18.12	to	38.38	2,182,544	—	to	1.25%	0.34%	to	0.37%	32.96%	to	34.20%
Loomis Sayles Bond Fund
2017	176,236	22.06	to	19.76	3,841,558	—	to	1.25%	3.11%	to	3.25%	5.59%	to	6.92%
2016	179,951	18.71	to	20.63	3,648,925	—	to	1.25%	1.65%	to	1.66%	6.83%	to	8.17%
2015	186,740	17.52	to	19.08	3,503,069	—	to	1.25%	2.71%	to	4.03%	(8.48)%	to	(7.31)%
2014	99,777	19.14	to	20.58	1,987,670	—	to	1.25%	3.63%	to	3.66%	2.89%	to	4.16%
2013	38,835	18.60	to	19.76	737,542	—	to	1.25%	4.42%	to	4.49%	4.03%	to	5.33%
LKCM Aquinas Catholic Equity Fund
2017	5,650	22.82	to	21.52	123,256	0.50%	to	1.25%	0.00%	to	0.30%	19.29%	to	20.19%
2016	26,923	18.04	to	18.99	502,754	0.50%	to	1.25%	0.21%	to	0.25%	8.16%	to	8.97%
2015	18,184	16.68	to	17.07	307,171	0.85%	to	1.25%	0.24%	to	0.60%	(7.19)%	to	(4.47)%
2014	13,863	17.46	to	17.63	243,735	1.05%	to	1.25%	1.07%	to	1.08%	1.47%	to	1.63%
2013	12,420	17.21	to	17.35	214,917	1.05%	to	1.25%	0.26%	to	0.34%	31.94%	to	32.21%
Lord Abbett Affiliated Fund
2017	27,665	16.42	to	17.82	471,171	0.50%	to	1.25%	2.19%	to	2.22%	14.63%	to	15.54%
2016	33,953	14.21	to	16.06	501,446	0.50%	to	1.25%	1.58%	to	2.54%	15.89%	to	16.76%
2015	52,646	12.17	to	13.86	658,787	0.50%	to	1.25%	2.09%	to	2.34%	(5.42)%	to	(4.70)%
2014	56,448	12.77	to	14.65	752,705	0.50%	to	1.25%	2.19%	to	2.22%	10.70%	to	11.50%
2013	66,531	11.45	to	13.23	785,875	0.50%	to	1.25%	2.02%	to	2.11%	30.52%	to	31.50%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Lord Abbett Fundamental Equity Fund
2017	136,160	$29.46	to	$20.89	$3,938,078	—	to	1.25%	0.91%	to	1.25%	11.37%	to	12.97%
2016	159,521	23.15	to	26.08	4,289,199	—	to	1.25%	1.58%	to	1.59%	14.31%	to	15.74%
2015	163,088	20.26	to	22.53	3,870,390	—	to	1.25%	1.31%	to	1.33%	(4.36)%	to	(3.14)%
2014	180,124	21.18	to	23.26	4,447,648	—	to	1.25%	0.57%	to	0.61%	5.62%	to	6.94%
2013	197,425	20.05	to	21.75	4,447,815	—	to	1.25%	0.25%	to	0.27%	34.94%	to	36.63%
Lord Abbett Bond Debenture Fund
2017	131,544	19.50	to	18.97	2,438,132	—	to	1.25%	0.08%	to	4.22%	7.83%	to	9.21%
2016	158,332	17.20	to	17.78	2,691,499	0.35%	to	1.25%	4.73%	to	4.74%	10.98%	to	11.99%
2015	149,998	15.36	to	16.02	2,286,319	0.35%	to	1.25%	4.41%	to	4.46%	(2.96)%	to	(2.04)%
2014	146,348	15.68	to	16.51	2,309,579	0.35%	to	1.25%	4.66%	to	4.69%	3.23%	to	4.14%
2013	149,564	15.06	to	15.99	2,279,029	0.35%	to	1.25%	5.26%	to	5.27%	6.45%	to	7.41%
Lord Abbett Growth Opportunities Fund
2017	10,144	21.71	to	23.19	201,958	0.50%	to	1.25%	—	to	—	21.12%	to	22.23%
2016	9,747	17.76	to	19.15	160,410	0.50%	to	1.25%	—	to	—	(0.41)%	to	0.54%
2015	9,454	17.67	to	19.23	151,206	0.50%	to	1.25%	—	to	—	1.19%	to	2.18%
2014	21,723	17.29	to	19.00	372,663	0.50%	to	1.25%	—	to	—	4.80%	to	5.77%
2013	20,014	16.35	to	18.13	321,060	0.50%	to	1.25%	—	to	—	35.31%	to	36.39%
Lord Abbett Calibrated Dividend Growth Fund
2017	9,301	19.62	to	21.90	178,293	0.75%	to	1.25%	1.26%	to	1.48%	17.36%	to	18.20%
2016	9,572	18.66	to	19.47	155,448	0.85%	to	1.25%	1.67%	to	1.67%	13.47%	to	13.92%
2015	10,097	16.45	to	17.09	143,634	0.85%	to	1.25%	1.47%	to	1.61%	(3.76)%	to	(3.40)%
2014	15,434	17.09	to	17.69	229,448	0.85%	to	1.25%	1.48%	to	1.58%	10.00%	to	10.42%
2013	23,917	15.54	to	16.02	318,933	0.85%	to	1.25%	1.33%	to	1.33%	26.01%	to	26.51%
Lord Abbett Total Return Fund
2017	358,183	16.83	to	14.89	5,904,584	—	to	1.25%	2.36%	to	2.59%	2.18%	to	3.82%
2016	325,094	14.57	to	16.21	5,168,988	—	to	1.25%	2.53%	to	2.75%	2.49%	to	4.04%
2015	170,596	14.21	to	15.58	2,582,645	—	to	1.25%	0.65%	to	2.65%	(2.10)%	to	(1.40)%
2014	38,287	14.46	to	14.52	554,831	0.15%	to	1.25%	2.73%	to	2.98%	1.31%	to	4.52%
2013	35,725	13.89	to	14.30	489,340	0.50%	to	1.25%	2.82%	to	3.05%	(2.84)%	to	(1.89)%
Lord Abbett Developing Growth Fund
2017	54,602	24.48	to	26.40	1,217,472	—	to	1.25%	—	to	—	28.32%	to	29.92%
2016	62,731	18.84	to	20.58	1,085,629	—	to	1.25%	—	to	—	(3.89)%	to	(2.71)%
2015	86,909	19.37	to	21.41	1,590,686	—	to	1.25%	—	to	—	(10.01)%	to	(8.90)%
2014	108,715	21.26	to	23.79	2,223,444	—	to	1.25%	—	to	—	1.97%	to	3.25%
2013	111,294	20.59	to	23.33	2,237,223	—	to	1.25%	—	to	—	55.34%	to	57.19%
Lord Abbett International Equity Inv Opt+
2017	31,981	11.04	to	13.36	344,487	0.35%	to	1.25%	0.10%	to	2.25%	23.56%	to	24.67%
2016	29,097	8.86	to	10.81	264,228	0.35%	to	1.25%	2.30%	to	2.88%	(3.05)%	to	(2.18)%
2015	26,438	9.05	to	11.15	239,690	0.35%	to	1.25%	0.82%	to	1.58%	(3.96)%	to	(3.05)%
2014	33,643	9.34	to	11.61	311,254	0.35%	to	1.25%	1.04%	to	1.09%	(10.56)%	to	(9.82)%
2013	32,882	10.36	to	12.98	337,629	0.35%	to	1.25%	0.79%	to	1.88%	20.77%	to	21.86%
Lord Abbett Value Opportunities Fund
2017	206,974	23.76	to	21.54	4,300,489	—	to	1.25%	—	to	—	8.79%	to	10.15%
2016	215,247	19.80	to	21.57	4,015,196	—	to	1.25%	—	to	—	14.95%	to	16.39%
2015	215,035	17.23	to	18.53	3,490,106	—	to	1.25%	—	to	—	(4.08)%	to	(3.03)%
2014	232,812	17.96	to	18.76	3,896,609	0.35%	to	1.25%	—	to	—	7.74%	to	8.76%
2013	219,323	16.67	to	17.25	3,331,098	0.35%	to	1.25%	—	to	—	34.41%	to	35.63%

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Clearbridge Value Trust
2017	13,407	$15.81	to	$19.96	$265,451	—	to	1.25%	—	to	0.17%	13.06%	to	14.48%
2016	16,984	17.65	to	81.20	323,601	—	to	1.25%	0.58%	to	0.63%	11.01%	to	11.77%
2015	17,793	15.90	to	72.65	301,662	—	to	1.25%	0.17%	to	0.18%	(4.90)%	to	(3.88)%
2014	17,700	16.72	to	75.58	312,260	—	to	1.25%	—	to	—	12.14%	to	13.59%
2013	16,796	14.91	to	66.54	262,148	—	to	1.25%	0.87%	to	0.91%	36.41%	to	37.08%
BMO Mid-Cap Value Fund
2017	68,386	11.46	to	11.42	783,515	0.35%	to	0.85%	0.41%	to	0.41%	(45.17)%	to	(33.18)%
2016	46,612	17.15	to	20.84	812,056	0.35%	to	0.85%	0.94%	to	0.96%	16.09%	to	16.67%
2015	52,116	14.70	to	17.95	775,355	0.35%	to	0.85%	0.38%	to	0.42%	(6.80)%	to	(6.31)%
2014	43,923	15.69	to	19.26	700,590	0.35%	to	0.85%	0.18%	to	0.20%	10.55%	to	11.14%
2013	37,438	13.49	to	14.12	534,269	0.35%	to	1.05%	0.32%	to	0.41%	37.04%	to	38.01%
MassMutual RetireSMARTSM 2010 Fund
2017	4,544	11.38	to	11.06	51,347	0.50%	to	1.25%	0.83%	to	1.80%	8.87%	to	9.69%
2016	5,141	10.16	to	10.37	52,872	0.50%	to	1.25%	2.91%	to	3.02%	4.08%	to	4.86%
2015	4,357	9.76	to	9.86	42,771	0.65%	to	1.25%	2.96%	to	3.28%	(3.61)%	to	(3.00)%
2014	11,558	10.13	to	10.17	117,227	0.65%	to	1.25%	4.57%	to	5.28%	(1.11)%	to	(0.78)%
MFS® Emerging Markets Debt Fund
2017	25,151	15.64	to	14.58	377,477	0.35%	to	1.25%	3.59%	to	4.25%	7.99%	to	8.96%
2016	35,152	13.50	to	14.21	486,818	0.50%	to	1.25%	4.55%	to	4.57%	7.95%	to	8.76%
2015	30,882	12.50	to	13.06	392,881	0.50%	to	1.25%	4.37%	to	4.37%	(2.09)%	to	(1.34)%
2014	25,834	12.77	to	13.24	334,441	0.50%	to	1.25%	4.41%	to	4.44%	3.12%	to	3.92%
2013	23,312	12.38	to	12.74	291,908	0.50%	to	1.25%	4.53%	to	4.55%	(7.64)%	to	(6.95)%
Massachusetts Investors Growth Stock Fund
2017	124,511	21.85	to	24.56	2,951,340	—	to	1.25%	0.86%	to	0.94%	27.10%	to	28.69%
2016	154,073	16.98	to	19.33	2,834,060	—	to	1.25%	0.69%	to	0.80%	4.85%	to	6.16%
2015	175,323	15.99	to	18.43	3,029,946	—	to	1.25%	0.87%	to	4.17%	(1.28)%	to	0.33%
2014	151,696	18.67	to	20.97	3,144,349	0.35%	to	1.25%	0.06%	to	0.62%	10.16%	to	11.17%
2013	196,714	16.95	to	18.86	3,525,935	0.35%	to	1.25%	0.54%	to	0.69%	28.53%	to	29.69%
MFS High Income Fund
2017	83,279	11.35	to	23.35	1,248,158	0.35%	to	1.25%	4.79%	to	4.80%	4.83%	to	5.78%
2016	88,729	10.73	to	22.27	1,225,091	0.35%	to	1.25%	5.55%	to	5.61%	12.02%	to	13.02%
2015	117,964	9.49	to	19.89	1,421,904	0.35%	to	1.25%	5.42%	to	5.43%	(5.04)%	to	(4.19)%
2014	111,613	9.91	to	20.94	1,406,215	0.35%	to	1.25%	5.39%	to	5.61%	(2.30)%	to	0.94%
2013	62,049	20.74	to	21.08	1,275,448	0.50%	to	1.25%	5.87%	to	5.87%	5.03%	to	5.82%
MFS International New Discovery Fund
2017	12,379	34.74	to	31.32	421,301	—	to	1.25%	0.88%	to	0.93%	28.48%	to	30.12%
2016	13,249	24.07	to	27.04	343,673	—	to	1.25%	1.27%	to	1.29%	(2.17)%	to	(1.02)%
2015	13,486	24.32	to	27.64	347,838	—	to	1.25%	0.30%	to	0.85%	1.20%	to	1.58%
2014	13,778	24.03	to	27.21	346,296	—	to	1.25%	1.00%	to	1.07%	(4.09)%	to	(3.99)%
2013	14,627	25.05	to	28.34	382,433	—	to	1.25%	1.14%	to	1.28%	17.98%	to	18.18%
MFS Mid Cap Growth Fund
2017	32,144	14.92	to	17.80	585,569	0.35%	to	1.25%	—	to	—	24.44%	to	25.56%
2016	34,835	11.88	to	14.31	497,021	0.35%	to	1.25%	—	to	—	3.03%	to	3.96%
2015	50,477	11.43	to	13.89	695,441	0.35%	to	1.25%	—	to	—	2.94%	to	3.88%
2014	45,443	11.00	to	13.49	612,576	0.35%	to	1.25%	—	to	—	7.26%	to	7.77%
2013	42,349	12.58	to	13.75	556,752	0.50%	to	1.25%	—	to	—	35.17%	to	36.19%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
MFS New Discovery Fund
2017	147,298	$17.80	to	$16.33	$2,616,039	—	to	1.25%	—	to	—	24.46%	to	26.02%
2016	150,370	13.12	to	14.13	2,116,760	—	to	1.25%	—	to	—	7.25%	to	8.60%
2015	188,187	12.24	to	13.01	2,442,303	—	to	1.25%	—	to	—	(3.34)%	to	(2.12)%
2014	115,375	12.66	to	13.29	1,517,421	—	to	1.25%	—	to	—	(8.65)%	to	(7.51)%
2013	48,566	13.86	to	14.37	694,266	—	to	1.25%	—	to	—	39.10%	to	40.85%
MFS Research International Fund
2017	344,511	11.80	to	10.82	3,905,482	0.35%	to	1.25%	1.07%	to	1.12%	26.50%	to	27.64%
2016	376,011	8.55	to	9.25	3,347,123	0.35%	to	1.25%	1.74%	to	1.75%	(2.37)%	to	(1.49)%
2015	336,515	8.76	to	9.39	3,056,578	0.35%	to	1.25%	1.45%	to	1.62%	(3.29)%	to	(2.41)%
2014	317,826	9.06	to	9.62	2,968,932	0.35%	to	1.25%	2.24%	to	2.46%	(8.14)%	to	(6.62)%
2013	218,212	9.86	to	10.29	2,194,927	0.50%	to	1.25%	1.46%	to	1.95%	17.17%	to	18.06%
MFS Total Return Fund
2017	190,465	17.62	to	17.89	3,323,149	—	to	1.25%	1.94%	to	1.97%	10.76%	to	12.15%
2016	190,312	15.71	to	16.16	2,953,169	—	to	1.25%	2.20%	to	2.20%	7.51%	to	8.85%
2015	182,374	14.44	to	15.03	2,609,789	—	to	1.25%	2.42%	to	2.47%	(1.65)%	to	(0.37)%
2014	180,309	14.49	to	15.28	2,588,949	—	to	1.25%	2.20%	to	2.23%	6.97%	to	8.32%
2013	149,739	13.38	to	14.28	2,002,617	—	to	1.25%	2.05%	to	2.07%	17.38%	to	18.86%
MFS Utilities Fund
2017	262,062	17.86	to	21.43	4,256,499	—	to	1.25%	0.27%	to	2.23%	13.27%	to	14.69%
2016	331,380	9.84	to	35.85	4,721,516	0.35%	to	1.25%	3.46%	to	3.76%	10.02%	to	11.01%
2015	377,399	8.86	to	32.58	4,633,004	0.35%	to	1.25%	2.22%	to	2.24%	(15.83)%	to	(15.06)%
2014	418,707	10.43	to	38.71	5,973,039	0.35%	to	1.25%	2.62%	to	2.69%	(0.93)%	to	11.18%
2013	246,305	14.57	to	34.82	5,053,450	—	to	1.25%	2.72%	to	2.75%	18.67%	to	20.18%
MFS Value Fund
2017	560,709	20.83	to	29.30	10,944,188	—	to	1.25%	1.32%	to	1.41%	15.99%	to	17.46%
2016	579,895	17.74	to	25.26	9,599,340	—	to	1.25%	1.87%	to	1.87%	12.45%	to	13.85%
2015	625,959	15.58	to	22.46	9,037,944	—	to	1.25%	1.84%	to	1.88%	(2.04)%	to	(0.77)%
2014	781,685	15.70	to	22.93	11,573,069	—	to	1.25%	2.08%	to	2.15%	8.92%	to	10.27%
2013	567,125	14.24	to	21.05	8,770,901	—	to	1.25%	1.60%	to	1.63%	33.80%	to	35.51%
MFS Total Return Bond Fund
2017	179,721	15.99	to	14.77	2,829,047	—	to	1.25%	2.35%	to	2.38%	2.69%	to	3.98%
2016	112,802	14.38	to	15.38	1,685,760	—	to	1.25%	2.61%	to	2.68%	2.16%	to	3.44%
2015	85,815	14.07	to	14.87	1,239,050	—	to	1.25%	0.39%	to	2.74%	(1.85)%	to	(0.28)%
2014	15,791	14.34	to	14.40	226,837	0.50%	to	1.25%	2.88%	to	2.89%	4.31%	to	5.06%
2013	12,414	13.71	to	13.75	169,090	0.50%	to	1.25%	2.85%	to	2.87%	(2.37)%	to	(1.64)%
MFS Massachusetts Investors Trust
2017	32,974	41.76	to	37.40	1,296,852	—	to	1.25%	0.82%	to	0.97%	21.97%	to	23.50%
2016	40,369	30.67	to	33.81	1,285,544	—	to	1.25%	0.79%	to	0.99%	7.44%	to	8.78%
2015	58,412	28.54	to	31.08	1,760,123	—	to	1.25%	0.84%	to	0.90%	(0.99)%	to	0.27%
2014	51,608	28.83	to	31.00	1,559,568	—	to	1.25%	0.85%	to	0.92%	9.57%	to	10.97%
2013	46,998	26.31	to	27.94	1,287,141	—	to	1.25%	0.94%	to	0.94%	30.23%	to	31.86%
MFS International Growth Fund
2017	6,818	17.73	to	17.05	117,115	0.75%	to	1.25%	—	to	0.27%	30.47%	to	31.12%
2016	13,080	13.07	to	13.25	171,459	1.05%	to	1.25%	1.03%	to	1.09%	1.15%	to	1.35%
2015	9,035	12.92	to	13.07	117,025	1.05%	to	1.25%	0.92%	to	0.99%	(1.21)%	to	(1.03)%
2014	6,712	13.08	to	13.21	87,933	1.05%	to	1.25%	1.31%	to	1.37%	(6.51)%	to	(6.33)%
2013	5,444	13.99	to	14.21	76,434	0.85%	to	1.25%	0.63%	to	0.66%	12.16%	to	12.61%

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
MFS Core Equity Fund
2017	178,828	$15.06	to	$20.16	$2,764,528	0.35%	to	1.25%	0.52%	to	0.54%	22.92%	to	24.02%
2016	204,742	12.14	to	24.43	2,539,970	0.35%	to	1.25%	0.57%	to	0.63%	9.71%	to	10.71%
2015	248,985	10.97	to	22.27	2,778,208	0.35%	to	1.25%	0.51%	to	0.58%	(1.61)%	to	(0.76)%
2014	110,446	11.05	to	22.63	1,264,895	0.35%	to	1.25%	0.37%	to	0.81%	6.62%	to	9.72%
2013	75,690	20.63	to	21.35	1,104,806	0.50%	to	1.25%	0.20%	to	0.76%	32.44%	to	33.43%
MFS Government Securities Fund
2017	375,590	9.77	to	11.70	4,811,581	—	to	1.25%	0.70%	to	2.41%	(0.51)%	to	0.65%
2016	340,010	11.62	to	12.95	4,251,097	—	to	1.25%	2.22%	to	2.24%	(0.62)%	to	0.62%
2015	385,294	11.69	to	12.87	4,827,688	—	to	1.25%	1.96%	to	1.96%	(1.07)%	to	0.15%
2014	398,530	11.82	to	12.85	4,975,210	—	to	1.25%	2.13%	to	2.17%	3.32%	to	4.62%
2013	409,580	11.44	to	12.28	4,895,889	—	to	1.25%	2.17%	to	2.17%	(4.16)%	to	(2.96)%
MFS International Value Fund
2017	371,660	42.88	to	33.26	13,760,899	—	to	1.25%	1.20%	to	1.41%	23.61%	to	25.23%
2016	383,623	26.56	to	34.69	11,221,793	—	to	1.25%	1.45%	to	1.63%	2.21%	to	2.67%
2015	348,831	25.87	to	33.94	9,856,324	—	to	1.25%	1.23%	to	1.31%	3.19%	to	5.12%
2014	235,570	24.61	to	32.89	6,279,319	—	to	1.25%	2.39%	to	2.44%	(2.03)%	to	0.02%
2013	138,756	24.60	to	33.57	3,746,968	—	to	1.25%	1.85%	to	1.95%	24.70%	to	25.79%
MFS Technology Fund
2017	2,452	59.22	to	56.66	144,835	0.75%	to	1.25%	—	to	—	36.73%	to	37.41%
2016	2,455	41.44	to	43.09	105,539	0.75%	to	1.25%	—	to	—	6.83%	to	7.36%
2015	2,332	38.79	to	40.14	93,419	0.75%	to	1.25%	—	to	—	9.00%	to	9.55%
2014	2,965	35.59	to	36.64	108,462	0.75%	to	1.25%	—	to	—	8.94%	to	9.47%
2013	3,519	32.67	to	33.47	117,683	0.75%	to	1.25%	—	to	—	33.57%	to	34.24%
MFS Core Equity Series
2017	1,346	13.05	to	13.05	17,574	0.70%	to	0.70%	0.97%	to	0.97%	23.96%	to	23.96%
2016	1,340	10.53	to	10.53	14,108	0.70%	to	0.70%	0.78%	to	0.78%	10.60%	to	10.60%
2015	1,217	9.52	to	9.52	11,585	0.70%	to	0.70%	0.37%	to	0.37%	(3.06)%	to	(3.06)%
2014	1,425	18.32	to	18.32	26,101	0.70%	to	0.70%	0.92%	to	0.92%	10.49%	to	10.49%
2013	908	16.58	to	16.58	15,064	0.70%	to	0.70%	1.02%	to	1.02%	33.66%	to	33.66%
MFS Utilities Series
2017	10,892	23.46	to	22.81	248,480	0.45%	to	0.70%	—	to	4.18%	14.03%	to	14.32%
2016	11,728	17.83	to	20.01	233,592	—	to	0.70%	3.65%	to	3.90%	10.70%	to	11.47%
2015	13,501	16.00	to	18.07	243,605	—	to	0.70%	4.14%	to	4.22%	(15.11)%	to	(14.54)%
2014	14,894	18.72	to	21.29	316,570	—	to	0.70%	2.09%	to	2.14%	11.94%	to	12.75%
2013	14,449	16.60	to	19.02	274,222	—	to	0.70%	2.32%	to	2.34%	19.68%	to	20.52%
MFS Growth Fund
2017	11,307	22.59	to	21.73	247,466	0.65%	to	1.25%	—	to	—	28.91%	to	29.69%
2016	10,012	16.86	to	17.42	169,931	0.65%	to	1.25%	—	to	—	0.94%	to	1.55%
2015	9,200	16.70	to	17.16	154,688	0.65%	to	1.25%	—	to	—	5.76%	to	6.43%
2014	179,079	15.79	to	16.41	2,931,536	0.15%	to	1.25%	—	to	—	7.19%	to	8.31%
2013	142,864	14.73	to	15.15	2,159,844	0.15%	to	1.25%	—	to	—	34.62%	to	36.10%
MFS High Yield Portfolio
2017	13,290	12.19	to	12.19	161,976	0.70%	to	0.70%	6.40%	to	6.40%	5.94%	to	5.94%
2016	11,889	11.50	to	11.50	136,773	0.70%	to	0.70%	6.79%	to	6.79%	13.03%	to	13.03%
2015	12,181	10.18	to	10.18	123,973	0.70%	to	0.70%	7.03%	to	7.03%	(4.88)%	to	(4.88)%
2014	12,843	10.70	to	10.70	137,424	0.70%	to	0.70%	5.49%	to	5.49%	2.11%	to	2.11%
2013	12,830	10.48	to	10.48	134,480	0.70%	to	0.70%	2.38%	to	2.38%	4.82%	to	4.82%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
BlackRock Global Allocation Fund, Inc.
2017	594,988	$16.61	to	$17.62	$9,578,532	—	to	1.25%	0.63%	to	0.87%	11.92%	to	13.32%
2016	647,750	14.66	to	15.75	9,396,766	—	to	1.25%	0.95%	to	0.97%	2.46%	to	3.75%
2015	620,102	14.13	to	15.37	8,723,282	—	to	1.25%	0.92%	to	0.97%	(2.30)%	to	(1.07)%
2014	760,751	14.28	to	15.73	10,854,930	—	to	1.25%	2.17%	to	2.18%	0.62%	to	1.91%
2013	957,726	14.01	to	15.63	13,164,007	—	to	1.25%	1.19%	to	1.25%	13.01%	to	14.43%
BlackRock Advantage Large Cap Core Fund+
2017	3,587	18.31	to	20.21	66,233	0.35%	to	1.25%	0.86%	to	0.93%	20.22%	to	21.31%
2016	4,219	15.09	to	16.81	64,012	0.35%	to	1.25%	0.57%	to	0.74%	8.66%	to	9.64%
2015	5,049	13.76	to	15.47	70,421	0.35%	to	1.25%	0.32%	to	0.37%	(1.15)%	to	(0.25)%
2014	5,657	13.80	to	15.65	78,970	0.35%	to	1.25%	0.03%	to	0.36%	10.24%	to	11.23%
2013	43,567	12.41	to	14.20	540,961	0.35%	to	1.25%	—	to	—	31.81%	to	33.00%
BlackRock Advantage U.S. Total Market Fund+
2017	4,182	18.81	to	18.81	78,662	1.25%	to	1.25%	0.05%	to	0.05%	7.40%	to	7.40%
2016	4,482	17.51	to	17.51	78,505	1.25%	to	1.25%	—	to	—	21.88%	to	21.88%
2015	4,038	14.37	to	14.37	58,028	1.25%	to	1.25%	2.99%	to	2.99%	(8.12)%	to	(8.12)%
2014	3,618	15.64	to	15.64	56,568	1.25%	to	1.25%	—	to	—	3.48%	to	3.48%
2013	3,286	15.11	to	15.11	49,662	1.25%	to	1.25%	—	to	—	40.64%	to	40.64%
BlackRock Small Cap Growth Fund II
2017	46,629	19.47	to	21.28	925,723	0.35%	to	1.25%	—	to	—	12.81%	to	13.83%
2016	46,993	17.10	to	18.86	817,915	0.35%	to	1.25%	0.21%	to	0.21%	11.64%	to	12.65%
2015	51,803	15.18	to	16.89	800,775	0.35%	to	1.25%	—	to	—	(5.08)%	to	(4.21)%
2014	49,870	15.85	to	17.80	821,630	0.35%	to	1.25%	—	to	—	0.56%	to	1.48%
2013	45,764	15.62	to	17.70	739,317	0.35%	to	1.25%	—	to	—	43.04%	to	44.33%
BlackRock Mid Cap Dividend Fund+
2017	68,620	21.55	to	21.97	1,389,665	0.35%	to	1.25%	0.76%	to	1.01%	7.20%	to	8.17%
2016	105,965	19.92	to	20.49	1,991,665	0.35%	to	1.25%	0.48%	to	0.52%	20.80%	to	21.88%
2015	87,165	16.34	to	16.97	1,344,813	0.35%	to	1.25%	0.82%	to	0.83%	(8.05)%	to	(7.25)%
2014	87,926	17.62	to	18.45	1,471,405	0.35%	to	1.25%	0.36%	to	0.51%	5.08%	to	6.05%
2013	87,310	16.61	to	17.56	1,410,364	0.35%	to	1.25%	0.61%	to	0.68%	31.64%	to	32.83%
BlackRock International Dividend Fund+
2017	86,917	14.89	to	13.50	1,249,331	—	to	1.25%	0.94%	to	1.04%	14.95%	to	16.39%
2016	93,757	11.74	to	12.79	1,160,589	—	to	1.25%	4.66%	to	4.78%	(0.76)%	to	0.48%
2015	81,595	11.83	to	12.73	1,010,839	—	to	1.25%	—	to	—	(2.20)%	to	(0.92)%
2014	73,632	12.10	to	12.85	927,088	—	to	1.25%	1.95%	to	2.47%	(12.53)%	to	(11.42)%
2013	71,337	13.83	to	14.51	1,020,365	—	to	1.25%	0.10%	to	0.14%	20.62%	to	22.14%
BlackRock Mid Cap Growth Equity Portfolio
2017	12,581	21.77	to	20.73	264,736	0.50%	to	1.25%	—	to	—	32.54%	to	33.54%
2016	17,284	15.64	to	16.30	274,833	0.50%	to	1.25%	—	to	—	1.51%	to	2.27%
2015	19,036	15.41	to	15.94	296,585	0.50%	to	1.25%	—	to	—	5.18%	to	5.97%
2014	19,682	14.65	to	15.04	290,908	0.50%	to	1.25%	—	to	—	4.70%	to	5.52%
2013	20,374	13.99	to	14.25	286,343	0.50%	to	1.25%	—	to	—	44.92%	to	46.01%
Victory Munder Mid-Cap Core Growth Fund
2017	132,513	26.87	to	23.65	3,669,534	—	to	1.25%	—	to	—	(45.15)%	to	22.63%
2016	149,229	19.29	to	48.99	3,193,937	—	to	1.25%	—	to	—	5.75%	to	7.07%
2015	218,955	18.24	to	45.75	4,390,252	—	to	1.25%	—	to	—	(5.78)%	to	(4.60)%
2014	200,641	19.36	to	47.96	4,218,249	—	to	1.25%	0.03%	to	0.03%	8.53%	to	9.90%
2013	184,590	17.84	to	43.64	3,534,084	—	to	1.25%	—	to	—	31.73%	to	33.38%

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Neuberger Berman Socially Responsive Fund
2017	58,938	$25.49	to	$23.11	$1,617,459	—	to	1.25%	0.04%	to	0.48%	16.89%	to	18.36%
2016	62,555	19.77	to	34.78	1,437,204	—	to	1.25%	0.95%	to	1.24%	8.53%	to	9.88%
2015	65,994	18.22	to	31.65	1,430,028	—	to	1.25%	0.90%	to	1.11%	(1.84)%	to	(0.54)%
2014	72,720	18.56	to	31.82	1,598,555	—	to	1.25%	0.28%	to	1.12%	8.94%	to	10.27%
2013	64,400	17.04	to	28.86	1,283,648	—	to	1.25%	1.13%	to	1.39%	36.16%	to	37.96%
Nuveen NWQ International Value Fund
2017	4,343	11.49	to	10.92	48,259	0.50%	to	1.25%	3.39%	to	3.50%	18.94%	to	19.83%
2016	3,825	9.18	to	9.59	35,626	0.50%	to	1.25%	1.51%	to	2.35%	0.73%	to	1.49%
2015	2,325	9.11	to	9.45	21,412	0.50%	to	1.25%	1.48%	to	1.70%	1.23%	to	1.95%
2014	1,739	9.00	to	9.27	15,762	0.50%	to	1.25%	4.15%	to	7.05%	(9.63)%	to	(8.97)%
2013	2,264	9.96	to	10.18	22,660	0.50%	to	1.25%	2.54%	to	4.30%	20.12%	to	21.02%
The Oakmark International Small Cap Fund
2017	11,110	45.76	to	45.76	508,372	0.35%	to	0.35%	0.79%	to	0.79%	25.64%	to	25.64%
2016	11,643	36.42	to	36.42	424,079	0.35%	to	0.35%	2.36%	to	2.36%	5.93%	to	5.93%
2015	13,676	34.38	to	34.38	470,209	0.35%	to	0.35%	2.17%	to	2.17%	0.39%	to	0.39%
2014	15,233	34.25	to	34.25	521,712	0.35%	to	0.35%	1.35%	to	1.35%	(8.03)%	to	(8.03)%
2013	17,784	37.24	to	37.24	662,326	0.35%	to	0.35%	3.43%	to	3.43%	27.23%	to	27.23%
The Oakmark Equity and Income Fund
2017	623,554	19.21	to	19.21	11,980,230	—	to	—	1.24%	to	1.24%	14.46%	to	14.46%
2016	731,884	16.79	to	16.79	12,284,901	—	to	—	1.30%	to	1.30%	10.97%	to	10.97%
2015	1,143,273	15.13	to	15.13	17,293,542	—	to	—	1.10%	to	1.10%	(4.57)%	to	(4.57)%
2014	1,060,331	15.85	to	15.85	16,811,434	—	to	—	0.83%	to	0.83%	6.91%	to	6.91%
2013	965,429	14.83	to	14.83	14,315,104	—	to	—	0.54%	to	0.54%	24.25%	to	24.25%
Oppenheimer Capital Appreciation Fund
2017	51,514	14.75	to	20.50	841,184	0.35%	to	1.25%	0.01%	to	0.01%	24.96%	to	26.09%
2016	63,544	11.69	to	16.40	818,961	0.35%	to	1.25%	0.06%	to	0.08%	(3.55)%	to	(2.68)%
2015	93,159	12.02	to	17.01	1,228,612	0.35%	to	1.25%	—	to	—	1.96%	to	2.89%
2014	138,048	11.68	to	16.68	1,705,409	0.35%	to	1.25%	—	to	—	10.43%	to	13.65%
2013	94,320	14.68	to	16.05	1,494,043	0.50%	to	1.25%	0.04%	to	0.04%	27.64%	to	28.60%
Oppenheimer Global Fund
2017	177,547	95.98	to	30.23	5,472,655	—	to	1.25%	0.52%	to	0.77%	28.45%	to	34.56%
2016	216,730	22.47	to	122.80	4,841,539	—	to	1.25%	0.60%	to	0.69%	(1.08)%	to	0.16%
2015	280,564	22.71	to	122.61	6,277,109	—	to	1.25%	0.49%	to	0.67%	2.58%	to	3.89%
2014	285,436	22.14	to	118.02	6,103,021	—	to	1.25%	0.76%	to	0.83%	0.80%	to	2.07%
2013	208,431	21.96	to	115.63	5,871,436	—	to	1.25%	0.84%	to	0.85%	25.20%	to	26.77%
Oppenheimer Global Opportunities Fund
2017	16,997	18.16	to	17.92	306,972	0.50%	to	1.25%	—	to	—	50.64%	to	51.76%
2016	446	11.97	to	11.97	5,339	0.50%	to	0.50%	0.26%	to	0.26%	19.69%	to	19.69%
Oppenheimer International Growth Fund
2017	295,628	43.91	to	19.78	4,679,094	—	to	1.25%	0.52%	to	0.67%	25.04%	to	25.85%
2016	300,161	12.13	to	15.82	3,767,882	—	to	1.25%	0.87%	to	1.20%	(3.51)%	to	(2.30)%
2015	370,068	12.41	to	16.40	4,669,844	—	to	1.25%	0.95%	to	1.03%	1.91%	to	3.18%
2014	349,868	12.03	to	16.09	4,295,406	—	to	1.25%	0.71%	to	0.88%	(8.40)%	to	(7.23)%
2013	299,317	12.97	to	17.57	3,973,781	—	to	1.25%	0.71%	to	1.35%	23.56%	to	25.11%
Oppenheimer Main Street Fund+
2017	31,230	19.22	to	17.47	577,794	0.35%	to	1.25%	0.99%	to	1.14%	15.29%	to	16.33%
2016	15,888	15.15	to	16.52	247,627	0.35%	to	1.25%	1.19%	to	1.25%	10.04%	to	11.03%
2015	19,575	13.77	to	14.88	276,646	0.35%	to	1.25%	0.50%	to	0.80%	1.86%	to	2.77%
2014	20,010	13.52	to	14.48	275,644	0.35%	to	1.25%	0.71%	to	0.76%	9.06%	to	10.05%
2013	18,278	12.40	to	13.16	229,570	0.35%	to	1.25%	0.64%	to	0.76%	29.91%	to	31.09%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Oppenheimer Global Strategic Income Fund
2017	42,368	$15.22	to	$15.55	$637,072	0.50%	to	1.25%	4.17%	to	4.22%	4.91%	to	5.70%
2016	60,905	14.40	to	14.82	866,110	0.50%	to	1.25%	3.78%	to	3.82%	5.05%	to	5.84%
2015	46,021	13.60	to	14.11	620,577	0.50%	to	1.25%	4.24%	to	4.25%	(3.56)%	to	(2.82)%
2014	41,948	14.00	to	14.63	583,946	0.50%	to	1.25%	4.54%	to	4.59%	1.39%	to	2.13%
2013	38,883	13.71	to	14.43	530,923	0.50%	to	1.25%	4.94%	to	4.95%	(1.69)%	to	(0.95)%
Oppenheimer Main Street Mid Cap Fund
2017	184,572	19.07	to	19.87	3,403,266	—	to	1.25%	—	to	0.35%	13.26%	to	14.68%
2016	168,558	16.23	to	17.54	2,770,534	0.35%	to	1.25%	0.92%	to	1.03%	12.01%	to	13.02%
2015	180,944	14.36	to	15.66	2,631,556	0.35%	to	1.25%	0.33%	to	0.37%	(8.36)%	to	(7.57)%
2014	170,964	15.54	to	17.09	2,736,323	0.35%	to	1.25%	0.40%	to	0.60%	10.84%	to	11.85%
2013	200,032	13.89	to	15.42	2,875,524	0.35%	to	1.25%	0.05%	to	0.05%	31.74%	to	32.93%
Oppenheimer Developing Markets Fund
2017	236,855	16.52	to	66.45	6,426,923	—	to	1.25%	0.28%	to	0.60%	33.11%	to	35.10%
2016	262,308	49.92	to	71.55	5,191,340	—	to	1.25%	0.22%	to	0.25%	5.56%	to	6.89%
2015	313,639	47.29	to	66.94	5,367,256	—	to	1.25%	0.38%	to	0.43%	(15.12)%	to	(14.06)%
2014	278,596	55.72	to	77.89	5,808,852	—	to	1.25%	0.29%	to	0.73%	(5.98)%	to	(4.80)%
2013	224,580	59.27	to	81.82	5,571,304	—	to	1.25%	0.10%	to	0.11%	7.01%	to	8.35%
Oppenheimer Capital Income Fund
2017	48	10.65	to	10.32	509	0.75%	to	1.05%	1.18%	to	1.69%	5.86%	to	6.18%
2016	89	9.75	to	9.75	866	1.05%	to	1.05%	2.81%	to	2.81%	6.13%	to	6.13%
2015	79	9.18	to	9.18	730	1.05%	to	1.05%	2.91%	to	2.91%	(1.79)%	to	(1.79)%
2014	70	9.35	to	9.35	658	1.05%	to	1.05%	3.19%	to	3.19%	3.68%	to	3.68%
2013	60	9.02	to	9.02	544	1.05%	to	1.05%	1.27%	to	1.27%	8.05%	to	8.05%
Oppenheimer International Bond Fund
2017	262,586	15.70	to	15.64	3,958,987	—	to	1.25%	4.17%	to	4.27%	9.50%	to	10.87%
2016	318,523	14.16	to	14.29	4,393,606	—	to	1.25%	4.33%	to	4.48%	4.83%	to	6.14%
2015	351,066	13.34	to	13.63	4,580,468	—	to	1.25%	3.19%	to	3.26%	(4.89)%	to	(3.70)%
2014	402,766	13.85	to	14.33	5,522,444	—	to	1.25%	2.88%	to	3.00%	(1.68)%	to	(0.94)%
2013	417,946	13.57	to	14.47	5,796,448	0.35%	to	1.25%	3.29%	to	3.43%	(5.63)%	to	(4.78)%
Oppenheimer Mid Cap Value Fund
2017	34,016	15.86	to	19.15	619,341	0.35%	to	1.25%	0.32%	to	0.32%	11.88%	to	12.89%
2016	37,628	14.05	to	17.12	607,947	0.35%	to	1.25%	0.53%	to	0.54%	18.78%	to	19.86%
2015	38,685	11.72	to	14.41	518,012	0.35%	to	1.25%	0.43%	to	0.45%	(8.15)%	to	(7.32)%
2014	62,041	12.65	to	15.69	930,587	0.35%	to	1.25%	0.65%	to	0.65%	9.21%	to	10.22%
2013	70,082	11.48	to	14.37	942,646	0.35%	to	1.25%	0.56%	to	0.66%	36.06%	to	37.29%
Oppenheimer Main Street All Cap Fund®+
2017	62,745	17.84	to	19.46	1,168,373	0.35%	to	1.25%	0.78%	to	0.98%	14.64%	to	15.67%
2016	70,580	15.43	to	16.98	1,128,371	0.35%	to	1.25%	1.06%	to	1.20%	8.46%	to	9.44%
2015	66,674	14.10	to	15.65	981,168	0.35%	to	1.25%	0.48%	to	0.50%	(2.60)%	to	(1.71)%
2014	61,837	14.34	to	16.07	933,840	0.35%	to	1.25%	0.09%	to	0.39%	6.07%	to	7.02%
2013	75,239	13.40	to	15.15	1,049,835	0.35%	to	1.25%	0.35%	to	0.41%	27.59%	to	28.75%
Oppenheimer Gold & Special Minerals Fund
2017	197,889	7.96	to	10.62	1,770,183	—	to	1.25%	—	to	2.18%	15.74%	to	17.19%
2016	226,474	5.49	to	9.18	1,737,572	0.35%	to	1.25%	5.37%	to	6.22%	46.90%	to	48.22%
2015	218,642	3.71	to	6.25	1,177,286	0.35%	to	1.25%	—	to	—	(24.07)%	to	(23.45)%
2014	171,648	4.84	to	8.23	1,188,488	0.35%	to	1.25%	1.91%	to	2.04%	(16.42)%	to	(15.72)%
2013	143,654	7.02	to	9.85	1,161,795	—	to	1.25%	—	to	—	(48.48)%	to	(47.83)%

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Oppenheimer Real Estate Fund
2017	99,963	$16.02	to	$14.03	$1,529,778	—	to	1.25%	1.31%	to	1.35%	2.77%	to	4.06%
2016	120,871	13.65	to	15.39	1,775,717	—	to	1.25%	2.16%	to	2.20%	4.75%	to	6.07%
2015	114,337	13.03	to	14.51	1,589,422	—	to	1.25%	1.82%	to	1.86%	1.15%	to	2.43%
2014	125,990	12.88	to	14.17	1,727,516	—	to	1.25%	1.82%	to	2.05%	29.74%	to	31.37%
2013	109,981	9.93	to	10.79	1,153,028	—	to	1.25%	1.13%	to	1.47%	1.56%	to	2.84%
Oppenheimer Equity Income Fund
2017	267	18.60	to	17.79	4,864	0.50%	to	1.25%	1.52%	to	1.83%	11.20%	to	12.04%
2016	23,035	16.00	to	16.60	379,886	0.50%	to	1.25%	2.50%	to	2.63%	13.25%	to	14.10%
2015	17,498	14.13	to	14.55	253,493	0.50%	to	1.25%	3.48%	to	3.73%	(10.93)%	to	(10.28)%
2014	15,185	15.86	to	16.22	245,612	0.50%	to	1.25%	2.38%	to	2.40%	8.65%	to	9.51%
2013	12,598	14.60	to	14.81	186,255	0.50%	to	1.25%	1.24%	to	2.71%	29.99%	to	30.97%
Oppenheimer International Diversified Fund
2017	5,872	18.06	to	17.27	102,863	0.50%	to	1.25%	0.43%	to	0.44%	30.76%	to	31.75%
2016	7,158	13.21	to	13.71	95,948	0.50%	to	1.25%	0.45%	to	0.45%	(0.62)%	to	0.13%
2015	6,446	13.29	to	13.69	86,470	0.50%	to	1.25%	0.95%	to	1.05%	(0.62)%	to	0.13%
2014	4,796	13.37	to	13.67	64,628	0.50%	to	1.25%	0.48%	to	0.67%	(7.44)%	to	(6.72)%
2013	4,447	14.44	to	14.65	64,480	0.50%	to	1.25%	0.85%	to	2.62%	22.88%	to	23.80%
Oppenheimer Rising Dividends Fund
2017	431	15.73	to	15.42	6,661	0.85%	to	1.25%	1.55%	to	1.58%	15.32%	to	15.78%
2016	720	13.37	to	13.58	9,639	0.85%	to	1.25%	0.46%	to	1.14%	3.24%	to	3.65%
2015	557	12.95	to	12.95	7,209	1.25%	to	1.25%	0.57%	to	0.57%	(0.28)%	to	(0.28)%
Putnam Global Equity Fund
2017	4,006	17.01	to	17.01	68,113	0.70%	to	0.70%	1.24%	to	1.24%	27.49%	to	27.49%
2016	3,565	13.34	to	13.34	47,551	0.70%	to	0.70%	1.16%	to	1.16%	0.37%	to	0.37%
2015	4,247	13.29	to	13.29	56,442	0.70%	to	0.70%	0.95%	to	0.95%	(2.42)%	to	(2.42)%
2014	4,181	13.62	to	13.62	56,928	0.70%	to	0.70%	0.24%	to	0.24%	0.78%	to	0.78%
2013	1,803	13.51	to	13.51	24,365	0.70%	to	0.70%	1.89%	to	1.89%	31.06%	to	31.06%
Putnam VT High Yield Fund
2017	23,023	18.95	to	18.95	436,385	0.70%	to	0.70%	5.55%	to	5.55%	6.24%	to	6.24%
2016	21,944	17.84	to	17.84	391,531	0.70%	to	0.70%	6.20%	to	6.20%	14.74%	to	14.74%
2015	23,038	15.55	to	15.55	358,240	0.70%	to	0.70%	7.04%	to	7.04%	(5.99)%	to	(5.99)%
2014	24,545	16.54	to	16.54	406,082	0.70%	to	0.70%	6.53%	to	6.53%	0.88%	to	0.88%
2013	31,983	16.40	to	16.40	524,674	0.70%	to	0.70%	8.60%	to	8.60%	7.10%	to	7.10%
Putnam VT International Growth Fund
2017	11,274	14.98	to	14.98	168,823	0.70%	to	0.70%	1.03%	to	1.03%	34.10%	to	34.10%
2016	11,283	11.17	to	11.17	126,007	0.70%	to	0.70%	0.93%	to	0.93%	(7.37)%	to	(7.37)%
2015	10,887	12.06	to	12.06	131,246	0.70%	to	0.70%	—	to	—	0.38%	to	0.38%
2014	11,447	12.01	to	12.01	137,426	0.70%	to	0.70%	0.06%	to	0.06%	(6.79)%	to	(6.79)%
2013	11,244	12.88	to	12.88	144,836	0.70%	to	0.70%	0.96%	to	0.96%	21.51%	to	21.51%
Putnam VT Multi-Cap Growth Fund
2017	15,556	27.45	to	26.34	410,076	—	to	0.70%	0.60%	to	0.72%	28.32%	to	29.22%
2016	18,037	20.52	to	21.24	370,396	—	to	0.70%	0.68%	to	0.88%	7.04%	to	7.79%
2015	28,821	19.17	to	19.71	552,766	—	to	0.70%	0.49%	to	0.53%	(0.96)%	to	(0.27)%
2014	33,788	19.36	to	19.76	654,416	—	to	0.70%	0.27%	to	0.30%	12.72%	to	13.52%
2013	18,620	17.18	to	17.41	320,002	—	to	0.70%	0.49%	to	0.57%	35.49%	to	36.44%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT Small Cap Value Fund
2017	13,212	$27.31	to	$18.75	$249,399	0.00%	to	0.70%	0.68%	to	0.69%	7.12%	to	7.87%
2016	18,548	17.51	to	17.51	324,740	0.70%	to	0.70%	1.15%	to	1.15%	26.61%	to	26.61%
2015	15,598	13.83	to	13.83	215,708	0.70%	to	0.70%	0.85%	to	0.85%	(4.89)%	to	(4.89)%
2014	19,289	14.54	to	14.54	280,504	0.70%	to	0.70%	0.73%	to	0.73%	2.70%	to	2.70%
2013	37,501	14.16	to	14.16	530,954	0.70%	to	0.70%	0.85%	to	0.85%	38.63%	to	38.63%
Pioneer Disciplined Value Fund
2017	6,250	21.33	to	20.11	128,540	0.50%	to	1.25%	0.00%	to	1.09%	19.94%	to	20.84%
2016	6,170	16.77	to	17.47	104,345	0.65%	to	1.25%	0.99%	to	1.15%	12.55%	to	13.23%
2015	6,214	14.90	to	15.57	93,216	0.50%	to	1.25%	1.18%	to	1.25%	(6.93)%	to	(6.21)%
2014	5,604	16.01	to	16.60	90,226	0.50%	to	1.25%	0.58%	to	2.98%	3.52%	to	8.26%
2013	7,824	14.79	to	15.14	116,300	0.65%	to	1.25%	0.57%	to	1.21%	28.87%	to	29.65%
Pioneer Equity Income Fund
2017	703	37.60	to	37.60	26,430	1.25%	to	1.25%	1.81%	to	1.81%	13.53%	to	13.53%
2016	76	33.12	to	33.12	2,514	1.25%	to	1.25%	2.14%	to	2.14%	17.68%	to	17.68%
Pioneer Fundamental Growth Fund
2017	2,308	18.99	to	18.43	43,134	0.65%	to	1.25%	0.21%	to	0.21%	21.10%	to	21.82%
2016	932	15.22	to	15.59	14,243	0.65%	to	1.25%	0.34%	to	0.45%	2.32%	to	2.94%
2015	1,381	15.14	to	15.14	20,675	0.65%	to	0.65%	0.26%	to	0.26%	5.74%	to	5.74%
2014	1,117	14.21	to	14.32	15,890	0.65%	to	1.05%	0.40%	to	0.40%	13.23%	to	17.75%
2013	911	12.58	to	12.65	11,471	0.65%	to	1.25%	0.37%	to	0.37%	25.80%	to	26.52%
AllianzGI NFJ International Value Fund
2017	746	10.45	to	10.17	7,696	0.65%	to	1.05%	—	to	—	21.53%	to	22.02%
2016	5,111	8.46	to	8.57	43,715	0.65%	to	0.85%	2.71%	to	2.72%	(7.39)%	to	(7.20)%
2015	5,947	9.05	to	9.23	54,599	0.65%	to	1.05%	2.77%	to	2.77%	(14.37)%	to	(13.98)%
2014	5,376	10.57	to	10.73	57,458	0.65%	to	1.05%	2.21%	to	2.21%	(6.58)%	to	(6.20)%
2013	4,853	11.31	to	11.44	55,371	0.65%	to	1.05%	1.58%	to	1.91%	9.06%	to	9.50%
AllianzGI NFJ Small-Cap Value Fund
2017	75,420	20.24	to	18.55	1,473,043	0.35%	to	1.25%	0.41%	to	0.45%	8.32%	to	9.30%
2016	109,126	17.13	to	18.52	1,957,187	0.35%	to	1.25%	1.53%	to	1.59%	21.38%	to	22.47%
2015	107,580	14.11	to	15.12	1,581,180	0.35%	to	1.25%	1.35%	to	1.66%	(9.43)%	to	(8.60)%
2014	102,711	15.58	to	16.54	1,656,450	0.35%	to	1.25%	2.04%	to	2.52%	0.33%	to	1.25%
2013	110,089	15.53	to	16.34	1,758,136	0.35%	to	1.25%	1.18%	to	1.92%	29.92%	to	31.09%
AllianzGI NFJ Dividend Value Fund
2017	398,057	16.66	to	15.27	6,324,704	0.35%	to	1.25%	1.97%	to	2.04%	14.27%	to	15.29%
2016	418,411	13.37	to	14.26	5,775,498	0.50%	to	1.25%	2.27%	to	2.41%	14.44%	to	15.30%
2015	434,495	11.68	to	12.37	5,233,937	0.50%	to	1.25%	2.31%	to	2.31%	(9.74)%	to	(9.10)%
2014	423,490	12.94	to	13.61	5,634,564	0.50%	to	1.25%	1.80%	to	1.80%	8.31%	to	9.12%
2013	423,527	11.95	to	12.47	5,185,258	0.50%	to	1.25%	2.25%	to	2.27%	27.05%	to	28.00%
AMG Managers Cadence Mid Cap Fund
2017	2,004	18.48	to	20.81	35,741	0.50%	to	1.25%	—	to	—	23.91%	to	24.84%
2016	1,772	14.80	to	16.79	25,593	0.50%	to	1.25%	0.58%	to	0.87%	5.75%	to	6.54%
2015	3,093	15.88	to	15.88	45,905	1.25%	to	1.25%	—	to	—	(2.46)%	to	(2.46)%
2014	4,626	16.28	to	16.85	72,221	0.85%	to	1.25%	—	to	—	10.14%	to	10.61%
2013	4,420	14.78	to	15.23	61,837	0.85%	to	1.25%	—	to	—	29.41%	to	29.93%
PIMCO Emerging Markets Bond Fund
2017	32,500	16.66	to	17.83	555,567	0.35%	to	1.25%	3.95%	to	4.80%	8.83%	to	9.81%
2016	42,875	15.62	to	16.39	683,232	0.50%	to	1.25%	5.26%	to	5.27%	13.06%	to	13.91%
2015	63,102	13.71	to	14.49	880,342	0.50%	to	1.25%	4.71%	to	4.74%	(4.33)%	to	(3.65)%
2014	70,126	14.23	to	15.15	1,022,783	0.50%	to	1.25%	4.74%	to	4.75%	(0.63)%	to	0.12%
2013	78,220	14.21	to	15.25	1,138,549	0.50%	to	1.25%	4.53%	to	4.56%	(8.15)%	to	(7.45)%

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Pioneer Fund
2017	42,682	$17.67	to	$20.31	$830,128	0.50%	to	1.25%	0.95%	to	0.96%	20.03%	to	20.93%
2016	39,349	14.61	to	16.92	636,083	0.50%	to	1.25%	1.08%	to	1.10%	8.24%	to	9.05%
2015	37,782	13.40	to	15.63	562,185	0.50%	to	1.25%	0.83%	to	0.85%	(1.64)%	to	(0.95)%
2014	40,449	13.53	to	15.89	606,703	0.50%	to	1.25%	0.94%	to	0.95%	9.46%	to	10.33%
2013	39,184	12.26	to	14.52	534,100	0.50%	to	1.25%	0.87%	to	0.99%	31.40%	to	32.39%
Pioneer High Yield Fund
2017	64,626	17.26	to	18.19	1,137,350	0.35%	to	1.25%	4.61%	to	4.71%	6.37%	to	7.33%
2016	112,342	16.08	to	17.10	1,847,089	0.35%	to	1.25%	5.15%	to	5.15%	12.76%	to	13.78%
2015	135,969	14.13	to	15.17	1,967,083	0.35%	to	1.25%	4.80%	to	4.95%	(6.08)%	to	(5.20)%
2014	135,096	14.91	to	16.15	2,092,001	0.35%	to	1.25%	4.29%	to	4.34%	(1.40)%	to	(0.50)%
2013	139,843	14.99	to	16.38	2,192,640	0.35%	to	1.25%	3.38%	to	4.83%	10.92%	to	11.92%
Pioneer Strategic Income Fund
2017	292,694	10.82	to	16.88	5,189,038	—	to	1.25%	3.16%	to	3.21%	1.88%	to	3.91%
2016	258,891	16.25	to	17.33	4,366,676	—	to	1.25%	3.41%	to	3.42%	6.31%	to	7.65%
2015	218,605	15.29	to	16.10	3,428,373	—	to	1.25%	3.48%	to	3.49%	(2.71)%	to	(1.44)%
2014	214,453	15.71	to	16.33	3,423,652	—	to	1.25%	3.90%	to	3.93%	3.34%	to	4.64%
2013	243,858	15.20	to	15.61	3,747,490	—	to	1.25%	4.29%	to	4.29%	0.24%	to	1.50%
Pioneer Mid Cap Value Fund
2017	71,468	19.31	to	19.32	1,232,474	0.35%	to	1.25%	0.34%	to	0.38%	11.46%	to	12.46%
2016	72,372	17.17	to	17.33	1,118,232	0.35%	to	1.25%	0.35%	to	0.48%	14.66%	to	15.70%
2015	85,148	14.84	to	15.12	1,132,879	0.35%	to	1.25%	0.31%	to	0.36%	(7.59)%	to	(6.72)%
2014	92,840	15.91	to	16.36	1,357,830	0.35%	to	1.25%	0.36%	to	0.41%	13.29%	to	14.33%
2013	93,131	13.92	to	14.44	1,227,579	0.35%	to	1.25%	0.43%	to	0.47%	31.29%	to	32.47%
Pioneer Select Mid Cap Growth Fund
2017	27,626	28.09	to	26.05	736,420	0.35%	to	1.25%	—	to	—	28.17%	to	29.33%
2016	30,138	20.32	to	21.48	628,370	0.50%	to	1.25%	—	to	—	2.20%	to	2.97%
2015	28,559	19.89	to	21.06	581,090	0.35%	to	1.25%	—	to	—	0.13%	to	1.01%
2014	14,150	19.86	to	20.85	288,521	0.35%	to	1.25%	—	to	—	7.71%	to	8.64%
2013	17,693	18.44	to	19.19	333,085	0.35%	to	1.25%	—	to	—	42.59%	to	43.88%
Pioneer Global Equity Fund+
2017	123,293	10.39	to	10.36	1,279,059	0.00%	to	1.25%	0.07%	to	0.07%	3.68%	to	3.83%
PIMCO Total Return ESG Fund+
2017	13,030	11.25	to	10.99	146,194	0.85%	to	1.25%	1.77%	to	1.79%	2.91%	to	3.32%
2016	20,958	10.68	to	11.00	228,073	0.65%	to	1.25%	2.62%	to	2.66%	1.43%	to	2.04%
2015	17,784	10.53	to	10.78	189,696	0.65%	to	1.25%	2.80%	to	2.91%	(1.06)%	to	(0.54)%
2014	14,746	10.64	to	10.84	158,600	0.65%	to	1.25%	4.96%	to	5.41%	2.95%	to	3.60%
2013	14,761	10.34	to	10.46	153,648	0.65%	to	1.25%	0.85%	to	1.73%	(3.53)%	to	(2.95)%
Putnam Equity Income Fund
2017	40,528	21.64	to	23.87	858,540	—	to	1.25%	1.66%	to	1.72%	17.22%	to	18.69%
2016	38,050	18.24	to	20.36	690,419	—	to	1.25%	1.54%	to	1.54%	12.15%	to	13.55%
2015	36,594	16.06	to	18.15	589,522	—	to	1.25%	1.33%	to	1.37%	(4.40)%	to	(3.19)%
2014	28,610	16.59	to	18.99	481,643	—	to	1.25%	1.51%	to	1.55%	11.04%	to	12.46%
2013	44,008	14.75	to	17.10	643,671	—	to	1.25%	1.22%	to	1.89%	29.99%	to	31.63%
Putnam High Yield Fund+
2017	78,086	19.13	to	18.60	1,423,137	—	to	1.25%	5.14%	to	5.17%	5.43%	to	6.75%
2016	74,203	17.64	to	17.92	1,294,660	—	to	1.25%	5.69%	to	5.73%	13.98%	to	15.41%
2015	80,456	15.48	to	15.53	1,203,725	—	to	1.25%	5.45%	to	5.48%	(6.60)%	to	(5.45)%
2014	84,044	16.42	to	16.57	1,337,853	—	to	1.25%	5.19%	to	5.20%	0.66%	to	1.96%
2013	73,826	16.10	to	16.46	1,176,812	—	to	1.25%	5.94%	to	6.00%	5.48%	to	6.81%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam International Equity Fund
2017	20,174	$21.82	to	$13.15	$440,134	0.35%	to	1.25%	0.01%	to	0.35%	24.91%	to	26.03%
2016	23,326	10.52	to	17.31	398,660	0.35%	to	1.25%	2.72%	to	2.91%	(3.91)%	to	(3.04)%
2015	24,771	10.95	to	17.86	436,380	0.35%	to	1.25%	2.44%	to	2.63%	(1.14)%	to	(0.25)%
2014	26,440	11.08	to	17.90	467,866	0.35%	to	1.25%	—	to	—	(8.00)%	to	(7.13)%
2013	30,339	12.04	to	19.27	570,167	0.35%	to	1.25%	0.76%	to	0.84%	26.35%	to	27.49%
Putnam Multi-Cap Growth Fund
2017	218	20.82	to	23.24	4,856	0.75%	to	1.25%	—	to	0.40%	27.45%	to	28.09%
2016	304	16.25	to	19.02	5,124	0.75%	to	0.85%	—	to	—	6.74%	to	6.84%
2015	549	15.21	to	17.15	8,784	0.75%	to	1.25%	0.47%	to	0.50%	(1.67)%	to	(1.15)%
2014	559	15.39	to	17.44	8,973	0.75%	to	1.25%	0.28%	to	0.29%	11.91%	to	12.50%
2013	568	13.68	to	15.58	8,101	0.75%	to	1.25%	0.23%	to	0.26%	34.59%	to	35.26%
Putnam International Capital Opportunities Fund
2017	19,530	12.64	to	11.07	227,513	—	to	1.25%	2.20%	to	3.01%	32.87%	to	34.53%
2016	23,841	8.33	to	9.40	207,809	—	to	1.25%	2.09%	to	2.29%	(4.09)%	to	(2.88)%
2015	26,468	8.69	to	9.68	239,240	—	to	1.25%	1.35%	to	1.42%	1.03%	to	2.29%
2014	103,676	8.60	to	9.46	1,002,370	—	to	1.25%	1.87%	to	1.91%	(14.49)%	to	(13.44)%
2013	78,385	10.06	to	10.93	870,859	—	to	1.25%	1.41%	to	1.64%	22.24%	to	23.77%
Putnam Small Cap Growth Fund
2017	8,657	20.93	to	19.43	162,857	0.35%	to	1.25%	—	to	—	18.70%	to	19.77%
2016	15,288	16.37	to	17.47	262,870	0.35%	to	1.25%	—	to	0.01%	7.16%	to	8.13%
2015	12,066	15.27	to	16.16	183,567	0.35%	to	1.25%	—	to	—	(4.00)%	to	(3.18)%
2014	12,788	15.91	to	16.69	199,120	0.35%	to	1.25%	—	to	—	0.72%	to	1.63%
2013	18,727	15.80	to	16.42	290,754	0.35%	to	1.25%	—	to	—	45.72%	to	47.03%
Royce Total Return Fund
2017	18,819	40.53	to	36.79	723,484	0.15%	to	1.25%	—	to	0.38%	11.90%	to	13.13%
2016	18,009	32.88	to	35.83	615,270	0.35%	to	1.25%	1.32%	to	1.34%	24.97%	to	23.86%
2015	20,139	26.54	to	28.61	554,318	0.15%	to	1.25%	—	to	0.59%	(8.69)%	to	(7.67)%
2014	21,139	29.07	to	30.99	637,174	0.15%	to	1.25%	1.17%	to	1.87%	(0.24)%	to	1.81%
2013	19,512	29.14	to	30.43	583,861	0.35%	to	1.25%	0.38%	to	0.40%	30.56%	to	31.74%
Royce Smaller-Companies Growth Fund
2017	25,813	25.54	to	21.85	609,687	—	to	1.25%	—	to	—	16.35%	to	17.81%
2016	26,790	18.78	to	21.68	519,768	—	to	1.25%	—	to	—	8.02%	to	9.37%
2015	28,329	17.39	to	19.82	506,422	—	to	1.25%	—	to	—	(3.02)%	to	(1.84)%
2014	33,639	17.93	to	20.19	620,804	—	to	1.25%	—	to	—	2.60%	to	3.89%
2013	36,328	17.48	to	19.43	650,692	—	to	1.25%	—	to	—	30.87%	to	32.52%
Royce Small-Cap Value Fund
2017	8,602	30.67	to	28.33	249,428	0.35%	to	1.25%	—	to	0.10%	3.42%	to	4.35%
2016	11,327	27.39	to	29.39	317,572	0.35%	to	1.25%	—	to	0.17%	19.03%	to	20.11%
2015	27,278	23.01	to	25.06	657,093	—	to	1.25%	0.44%	to	0.45%	(12.81)%	to	(11.70)%
2014	23,301	26.39	to	28.38	638,873	—	to	1.25%	—	to	—	(1.55)%	to	(0.33)%
2013	27,395	26.80	to	28.47	762,122	—	to	1.25%	—	to	—	25.96%	to	27.55%
Victory RS Value Fund
2017	168,052	12.27	to	12.27	2,061,234	—	to	—	0.15%	to	0.15%	17.41%	to	17.41%
2016	192,957	10.45	to	10.45	2,015,817	—	to	—	0.42%	to	0.42%	4.47%	to	4.47%
2015	128,653	18.15	to	18.15	2,335,134	—	to	—	—	to	—	(6.20)%	to	(6.20)%
2014	121,222	19.35	to	19.35	2,345,142	—	to	—	1.01%	to	1.01%	11.63%	to	11.63%
2013	111,854	17.33	to	17.33	1,938,970	—	to	—	0.20%	to	0.20%	37.68%	to	37.68%

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Columbia Diversified Equity Income Fund
2017	7,898	$17.39	to	$16.06	$133,732	0.50%	to	1.25%	1.37%	to	1.37%	15.43%	to	16.29%
2016	7,668	13.91	to	14.96	111,410	0.50%	to	1.25%	1.70%	to	1.74%	13.49%	to	14.34%
2015	8,341	12.26	to	13.08	105,756	0.50%	to	1.25%	2.16%	to	2.25%	(3.25)%	to	(2.53)%
2014	10,991	12.67	to	13.42	141,719	0.50%	to	1.25%	1.35%	to	1.41%	10.44%	to	11.24%
2013	12,856	11.47	to	12.06	149,260	0.50%	to	1.25%	1.38%	to	1.64%	29.51%	to	30.49%
Columbia Small/Mid Cap Value Fund
2017	17,137	17.31	to	15.99	277,274	0.50%	to	1.25%	0.13%	to	0.15%	11.58%	to	12.41%
2016	18,082	14.33	to	15.40	262,273	0.50%	to	1.25%	0.44%	to	0.48%	16.17%	to	17.04%
2015	22,937	12.33	to	13.16	285,167	0.50%	to	1.25%	—	to	—	(7.26)%	to	(6.53)%
2014	23,348	13.30	to	14.08	314,232	0.50%	to	1.25%	0.08%	to	0.10%	5.38%	to	6.21%
2013	32,944	12.62	to	13.26	424,106	0.50%	to	1.25%	1.23%	to	1.42%	33.43%	to	34.43%
RidgeWorth Ceredex Small Cap Value Equity Fund
2017	34,077	45.75	to	40.97	1,453,388	0.00%	to	1.25%	1.21%	to	1.29%	8.69%	to	10.05%
2016	38,435	37.70	to	41.57	1,502,914	—	to	1.25%	0.81%	to	0.82%	27.18%	to	28.77%
2015	36,949	29.64	to	32.28	1,129,835	—	to	1.25%	1.00%	to	1.01%	(7.37)%	to	(6.19)%
2014	45,437	32.00	to	34.41	1,497,697	—	to	1.25%	0.59%	to	0.59%	0.56%	to	1.82%
2013	46,770	31.82	to	33.80	1,522,137	—	to	1.25%	0.68%	to	0.81%	32.97%	to	34.64%
RidgeWorth Ceredex Mid-Cap Value Equity Fund
2017	30,701	46.07	to	43.13	1,370,202	0.50%	to	1.25%	0.47%	to	0.63%	9.85%	to	10.68%
2016	30,543	39.26	to	41.63	1,239,315	0.50%	to	1.25%	0.97%	to	1.13%	18.34%	to	19.23%
2015	31,002	33.17	to	34.92	1,058,135	0.50%	to	1.25%	0.84%	to	0.84%	(7.44)%	to	(6.74)%
2014	28,797	35.84	to	37.44	1,058,159	0.50%	to	1.25%	0.38%	to	0.58%	9.33%	to	10.15%
2013	37,131	32.78	to	34.82	1,248,858	—	to	1.25%	0.69%	to	0.78%	29.26%	to	30.89%
RidgeWorth Seix Total Return Bond Fund
2017	10,874	12.78	to	11.73	132,571	0.15%	to	1.25%	—	to	0.22%	1.16%	to	2.27%
2016	11,823	11.59	to	12.08	141,762	0.65%	to	1.25%	1.68%	to	1.72%	1.52%	to	2.13%
2015	14,169	11.42	to	12.18	166,489	0.15%	to	1.25%	1.43%	to	1.74%	(1.30)%	to	(0.26)%
2014	62,789	11.57	to	12.21	760,043	0.15%	to	1.25%	2.16%	to	2.18%	4.84%	to	5.97%
2013	73,848	11.04	to	11.52	844,753	0.15%	to	1.25%	1.54%	to	1.56%	(4.53)%	to	(3.47)%
RidgeWorth Ceredex Large Cap Value Equity Fund
2017	9,111	19.95	to	18.95	179,080	0.50%	to	1.25%	0.79%	to	1.67%	14.46%	to	15.32%
2016	15,661	16.55	to	17.30	270,003	0.50%	to	1.25%	1.48%	to	1.62%	13.76%	to	14.62%
2015	5,678	14.55	to	15.09	85,472	0.50%	to	1.25%	1.24%	to	1.48%	(6.12)%	to	(5.42)%
2014	4,639	15.50	to	15.96	73,935	0.50%	to	1.25%	1.24%	to	1.47%	9.42%	to	10.24%
2013	900	14.17	to	14.48	12,972	0.50%	to	1.25%	1.88%	to	2.88%	32.19%	to	33.18%
Deutsche Real Estate Securities Fund
2017	869	18.96	to	18.96	16,480	0.85%	to	0.85%	1.70%	to	1.70%	5.22%	to	5.22%
2016	869	18.02	to	18.02	15,662	0.85%	to	0.85%	2.40%	to	2.40%	5.85%	to	5.85%
2015	1,663	17.02	to	17.02	28,307	0.85%	to	0.85%	1.85%	to	1.85%	1.69%	to	1.69%
2014	1,574	16.74	to	16.74	26,341	0.85%	to	0.85%	1.87%	to	1.87%	30.25%	to	30.25%
2013	1,329	12.85	to	12.85	17,084	0.85%	to	0.85%	2.43%	to	2.43%	(1.29)%	to	(1.29)%
Deutsche Equity Dividend Fund
2017	14,669	14.52	to	15.42	216,014	0.35%	to	1.25%	1.72%	to	1.72%	17.77%	to	18.83%
2016	15,513	12.22	to	13.09	192,920	0.35%	to	1.25%	1.90%	to	1.91%	17.70%	to	18.76%
2015	18,543	10.29	to	11.12	193,407	0.35%	to	1.25%	2.10%	to	2.11%	(8.30)%	to	(7.51)%
2014	26,344	11.12	to	12.13	298,166	0.35%	to	1.25%	1.72%	to	1.76%	8.32%	to	9.31%
2013	40,320	10.17	to	11.20	421,241	0.35%	to	1.25%	2.02%	to	2.83%	25.43%	to	26.56%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Deutsche Capital Growth Fund
2017	52	$36.74	to	$36.09	$1,867	1.05%	to	1.25%	0.00%	to	0.47%	24.38%	to	24.63%
2016	192	29.48	to	29.48	5,672	1.05%	to	1.05%	0.25%	to	0.25%	2.57%	to	2.57%
2015	79	28.35	to	28.35	2,235	1.25%	to	1.25%	0.42%	to	0.42%	6.73%	to	6.73%
2014	9	26.56	to	26.56	251	1.25%	to	1.25%	0.95%	to	0.95%	0.60%	to	0.60%
Deutsche Enhanced Emerging Markets Fixed Income
2017	2,613	16.98	to	15.89	41,864	0.50%	to	1.25%	2.62%	to	3.61%	7.60%	to	8.41%
2016	2,436	14.77	to	15.66	36,341	0.50%	to	1.25%	4.50%	to	4.76%	7.80%	to	8.61%
2015	2,152	13.70	to	14.42	29,559	0.50%	to	1.25%	1.17%	to	4.51%	(8.11)%	to	(2.63)%
2014	2,542	14.91	to	15.35	38,151	0.75%	to	1.25%	3.52%	to	3.60%	(3.20)%	to	(2.68)%
2013	2,642	15.40	to	15.77	40,898	0.75%	to	1.25%	3.28%	to	3.28%	(6.40)%	to	(5.93)%
SSgA S&P 500 Index Fund
2017	68,755	27.84	to	23.83	1,802,515	—	to	1.25%	1.85%	to	2.19%	20.17%	to	21.68%
2016	87,026	19.83	to	32.62	1,888,109	—	to	1.25%	1.40%	to	1.41%	2.84%	to	10.38%
2015	84,924	17.96	to	31.72	1,658,134	—	to	1.25%	1.62%	to	1.95%	(2.73)%	to	0.02%
2014	86,015	17.96	to	32.61	1,659,809	—	to	1.25%	1.85%	to	1.93%	10.21%	to	12.11%
2013	82,387	16.02	to	29.59	1,406,670	—	to	1.25%	2.11%	to	2.17%	27.93%	to	30.50%
Deutsche Core Equity VIP
2017	3,758	23.61	to	23.61	88,730	0.70%	to	0.70%	1.23%	to	1.23%	20.18%	to	20.18%
2016	4,440	19.65	to	19.65	87,230	0.70%	to	0.70%	1.09%	to	1.09%	9.71%	to	9.71%
2015	11,428	17.91	to	17.91	204,647	0.70%	to	0.70%	0.84%	to	0.84%	4.54%	to	4.54%
2014	12,565	17.13	to	17.13	215,292	0.70%	to	0.70%	—	to	—	11.04%	to	11.04%
2013	5,200	15.43	to	15.43	80,229	0.70%	to	0.70%	1.30%	to	1.30%	36.37%	to	36.37%
Deutsche Global Growth Fund
2017	10,451	13.13	to	14.89	143,447	0.50%	to	1.25%	0.05%	to	0.22%	23.56%	to	24.48%
2016	11,650	10.54	to	12.05	128,314	0.50%	to	1.25%	—	to	—	(1.20)%	to	(0.46)%
2015	11,490	10.59	to	12.20	127,154	0.50%	to	1.25%	—	to	—	(3.14)%	to	(2.36)%
2014	11,342	10.85	to	12.59	127,647	0.50%	to	1.25%	0.62%	to	0.69%	(3.08)%	to	(2.39)%
2013	10,897	11.12	to	12.99	125,097	0.50%	to	1.25%	0.26%	to	0.30%	24.29%	to	25.23%
Select Overseas Fund
2017	7,400	11.16	to	11.16	82,583	1.25%	to	1.25%	1.84%	to	1.84%	25.10%	to	25.10%
2016	6,863	8.92	to	8.92	61,229	1.25%	to	1.25%	2.02%	to	2.02%	0.91%	to	0.91%
MassMutual Select Total Return Bond Fund
2017	25,452	9.80	to	10.22	266,657	0.00%	to	1.25%	2.41%	to	2.70%	0.72%	to	1.73%
2016	24,085	10.05	to	10.25	246,653	0.50%	to	1.25%	2.22%	to	2.50%	1.26%	to	2.02%
Select T. Rowe Price/Frontier MC Gr II Fund
2017	4,093	15.07	to	14.80	60,815	0.75%	to	1.25%	—	to	—	22.64%	to	23.26%
2016	797	12.07	to	12.13	9,657	1.05%	to	1.25%	—	to	—	4.36%	to	4.57%
Select Western Strategic Bond Fund
2017	19,674	10.34	to	10.79	207,288	—	to	1.05%	1.81%	to	2.51%	2.99%	to	4.01%
2016	14,354	10.04	to	10.04	144,112	—	to	—	2.56%	to	2.56%	1.93%	to	1.93%
ClearBridge Appreciation Fund
2017	22,338	20.87	to	19.61	453,599	0.35%	to	1.25%	0.80%	to	1.12%	18.03%	to	19.10%
2016	22,317	16.62	to	17.37	381,144	0.50%	to	1.25%	0.53%	to	1.00%	7.72%	to	8.53%
2015	19,210	15.43	to	16.12	304,323	0.35%	to	1.25%	—	to	1.22%	0.17%	to	1.06%
2014	14,518	15.40	to	15.95	228,360	0.35%	to	1.25%	—	to	—	9.37%	to	10.36%
2013	12,752	14.08	to	14.45	182,291	0.35%	to	1.25%	0.52%	to	1.04%	27.68%	to	28.83%

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
ClearBridge Aggressive Growth Fund
2017	3,548	$20.26	to	$21.49	$70,595	0.35%	to	1.25%	—	to	0.26%	12.86%	to	13.88%
2016	4,439	17.83	to	19.04	78,033	0.50%	to	1.25%	0.29%	to	0.98%	4.40%	to	5.18%
2015	9,296	16.89	to	18.24	153,311	0.35%	to	1.25%	—	to	—	(5.61)%	to	(4.76)%
2014	14,719	16.83	to	19.32	257,952	0.35%	to	1.25%	—	to	—	13.15%	to	14.14%
2013	14,312	15.53	to	17.07	219,486	0.35%	to	1.25%	—	to	—	42.83%	to	44.11%
ClearBridge All Cap Value Fund
2017	1,446	16.64	to	18.74	27,082	0.50%	to	1.25%	0.75%	to	0.78%	15.67%	to	16.54%
2016	1,339	14.28	to	16.20	21,674	0.50%	to	1.25%	0.02%	to	1.02%	16.24%	to	17.11%
2015	1,973	12.20	to	13.93	26,449	0.50%	to	1.25%	1.13%	to	1.18%	(6.79)%	to	(6.12)%
2014	1,958	12.99	to	14.95	28,135	0.50%	to	1.25%	2.68%	to	2.91%	6.56%	to	7.41%
2013	1,227	12.09	to	14.03	17,190	0.50%	to	1.25%	1.10%	to	2.11%	28.76%	to	29.73%
ClearBridge Mid Cap Fund
2017	28,891	41.20	to	38.05	1,175,466	0.35%	to	1.25%	0.01%	to	0.02%	11.32%	to	12.32%
2016	25,961	34.18	to	36.68	937,351	0.35%	to	1.25%	0.16%	to	0.17%	7.06%	to	8.02%
2015	14,307	31.93	to	33.61	474,531	0.50%	to	1.25%	—	to	—	0.98%	to	1.75%
2014	17,819	31.62	to	33.03	584,124	0.50%	to	1.25%	—	to	—	6.47%	to	7.28%
2013	12,941	29.70	to	30.79	396,068	0.50%	to	1.25%	—	to	—	35.48%	to	36.50%
ClearBridge Small Cap Growth Fund
2017	38,588	18.99	to	25.60	881,118	0.35%	to	1.25%	—	to	—	23.41%	to	24.52%
2016	37,461	15.25	to	20.75	690,764	0.35%	to	1.25%	—	to	—	4.45%	to	5.39%
2015	34,767	14.47	to	19.86	610,536	0.35%	to	1.25%	—	to	—	(6.03)%	to	(5.16)%
2014	35,267	15.26	to	21.14	655,846	0.35%	to	1.25%	—	to	—	2.01%	to	2.90%
2013	67,409	19.20	to	20.72	1,261,508	—	to	1.25%	—	to	—	43.25%	to	45.05%
Thornburg International Value Fund
2017	190,186	13.64	to	16.31	3,067,493	—	to	1.25%	—	to	0.62%	23.24%	to	24.78%
2016	233,356	18.99	to	20.94	2,966,546	—	to	1.25%	1.67%	to	1.74%	(3.93)%	to	(2.73)%
2015	243,464	19.76	to	21.52	3,205,278	—	to	1.25%	0.82%	to	0.84%	5.01%	to	6.28%
2014	312,214	18.82	to	20.25	3,933,531	—	to	1.25%	0.96%	to	0.97%	(7.04)%	to	(5.88)%
2013	352,531	20.25	to	21.51	5,052,069	—	to	1.25%	0.82%	to	0.85%	13.87%	to	15.30%
Thornburg Value Fund
2017	64,484	18.22	to	21.11	1,756,964	—	to	1.25%	—	to	0.54%	21.83%	to	23.35%
2016	68,110	30.76	to	33.00	1,458,855	0.35%	to	1.25%	0.46%	to	0.52%	5.42%	to	6.37%
2015	66,267	29.17	to	31.02	1,355,056	0.35%	to	1.25%	—	to	—	2.26%	to	3.20%
2014	69,674	28.53	to	30.06	1,353,387	0.35%	to	1.25%	0.55%	to	0.57%	10.22%	to	11.21%
2013	69,493	25.88	to	27.03	1,223,799	0.35%	to	1.25%	—	to	—	37.95%	to	39.20%
Thornburg Core Growth Fund
2017	36,684	16.66	to	19.89	739,407	0.35%	to	1.25%	—	to	—	22.26%	to	23.36%
2016	40,722	29.60	to	31.76	670,145	0.35%	to	1.25%	—	to	—	(3.55)%	to	(2.68)%
2015	51,978	30.69	to	32.64	899,194	0.35%	to	1.25%	—	to	—	1.50%	to	2.40%
2014	67,310	30.24	to	31.87	1,105,782	0.35%	to	1.25%	—	to	—	(1.14)%	to	(0.23)%
2013	109,109	30.59	to	31.94	1,726,083	0.35%	to	1.25%	—	to	—	40.82%	to	42.09%
Timothy Plan Large/Mid Cap Value Fund
2017	7,050	25.12	to	22.78	165,136	—	to	1.25%	0.15%	to	0.16%	16.05%	to	17.51%
2016	13,227	19.63	to	21.38	269,592	—	to	1.25%	—	to	—	7.17%	to	8.52%
2015	11,954	18.32	to	19.70	224,711	—	to	1.25%	—	to	—	(3.30)%	to	(2.07)%
2014	11,504	18.94	to	20.12	222,965	—	to	1.25%	—	to	—	9.67%	to	11.05%
2013	14,126	17.27	to	18.12	247,333	—	to	1.25%	0.65%	to	0.73%	30.27%	to	31.90%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
T. Rowe Price Growth Stock Fund, Inc.
2017	338,330	$59.26	to	$22.30	$7,932,181	—	to	1.25%	—	to	—	16.81%	to	31.33%
2016	419,429	16.98	to	50.73	7,409,846	—	to	1.25%	—	to	—	(1.30)%	to	(0.36)%
2015	383,646	17.04	to	51.40	6,778,840	—	to	1.25%	—	to	—	2.47%	to	8.95%
2014	410,260	15.64	to	50.16	6,629,211	—	to	1.25%	—	to	—	(4.69)%	to	6.92%
2013	367,628	14.63	to	15.38	5,489,322	0.50%	to	1.25%	—	to	—	36.78%	to	37.81%
T. Rowe Price Equity Income Fund
2017	82,063	17.14	to	15.58	1,327,212	0.35%	to	1.25%	1.26%	to	1.46%	14.09%	to	15.12%
2016	96,677	13.65	to	31.35	1,401,191	—	to	1.25%	1.77%	to	1.88%	10.58%	to	17.16%
2015	110,158	11.65	to	28.35	1,352,843	—	to	1.25%	1.50%	to	1.53%	(13.22)%	to	(8.32)%
2014	130,666	12.71	to	32.67	1,749,382	—	to	1.25%	1.44%	to	1.46%	(5.11)%	to	5.58%
2013	117,689	12.04	to	12.65	1,437,647	0.50%	to	1.25%	1.21%	to	1.28%	27.47%	to	28.43%
T. Rowe Price Retirement 2010 Fund
2017	71,104	16.25	to	14.40	1,084,602	—	to	1.25%	0.83%	to	1.80%	9.69%	to	11.07%
2016	101,616	13.13	to	14.63	1,385,182	—	to	1.25%	1.51%	to	1.52%	5.26%	to	6.58%
2015	109,595	12.47	to	13.73	1,416,298	—	to	1.25%	1.22%	to	1.52%	(2.47)%	to	(1.23)%
2014	131,425	12.79	to	13.90	1,725,842	—	to	1.25%	1.60%	to	1.63%	3.13%	to	4.43%
2013	125,027	12.40	to	13.31	1,588,739	—	to	1.25%	0.93%	to	1.52%	9.98%	to	11.36%
T. Rowe Price Retirement 2020 Fund
2017	673,649	17.75	to	15.73	11,181,063	—	to	1.25%	0.89%	to	1.32%	13.75%	to	15.18%
2016	741,534	13.83	to	15.41	10,771,505	—	to	1.25%	1.36%	to	1.40%	5.58%	to	6.90%
2015	721,797	13.10	to	14.41	9,874,538	—	to	1.25%	0.83%	to	1.52%	(2.13)%	to	(0.88)%
2014	716,810	13.38	to	14.54	9,912,352	—	to	1.25%	1.12%	to	1.34%	3.85%	to	5.12%
2013	708,181	12.88	to	13.83	9,366,029	—	to	1.25%	0.89%	to	1.48%	16.03%	to	17.49%
T. Rowe Price Retirement 2030 Fund
2017	727,171	18.90	to	16.75	12,866,488	—	to	1.25%	1.03%	to	1.03%	17.37%	to	18.84%
2016	687,905	14.27	to	15.91	10,265,894	—	to	1.25%	1.19%	to	1.24%	5.82%	to	7.15%
2015	604,603	13.49	to	14.85	8,485,704	—	to	1.25%	0.97%	to	1.25%	(1.76)%	to	(0.50)%
2014	597,944	13.73	to	14.92	8,465,391	—	to	1.25%	1.03%	to	1.11%	4.24%	to	5.53%
2013	482,397	13.17	to	14.14	6,515,849	—	to	1.25%	0.89%	to	1.03%	20.88%	to	22.40%
T. Rowe Price Retirement 2040 Fund
2017	398,556	19.69	to	17.45	7,316,835	—	to	1.25%	0.59%	to	0.87%	19.86%	to	21.37%
2016	374,849	14.56	to	16.23	5,685,127	—	to	1.25%	0.91%	to	1.07%	5.60%	to	6.39%
2015	353,591	13.76	to	15.15	5,035,628	—	to	1.25%	0.70%	to	1.19%	(1.61)%	to	(0.34)%
2014	324,978	13.99	to	15.20	4,658,650	—	to	1.25%	0.79%	to	0.91%	4.37%	to	5.64%
2013	288,222	13.40	to	14.39	3,940,547	—	to	1.25%	0.67%	to	0.80%	23.75%	to	25.31%
T. Rowe Price Retirement 2050 Fund
2017	192,835	19.75	to	17.50	3,520,437	—	to	1.25%	0.68%	to	0.94%	20.21%	to	21.72%
2016	177,111	14.56	to	16.23	2,673,322	—	to	1.25%	1.03%	to	1.43%	5.86%	to	7.19%
2015	154,336	13.76	to	15.14	2,186,835	—	to	1.25%	0.96%	to	1.74%	(1.54)%	to	(0.27)%
2014	143,622	13.97	to	15.18	2,052,205	—	to	1.25%	0.82%	to	1.07%	4.30%	to	5.64%
2013	122,901	13.39	to	14.37	1,672,394	—	to	1.25%	0.70%	to	2.21%	23.68%	to	25.23%
T. Rowe Price Retirement Balanced Fund
2017	31,360	15.57	to	13.80	443,981	—	to	1.25%	0.74%	to	0.85%	8.45%	to	9.81%
2016	47,698	12.72	to	14.18	618,526	—	to	1.25%	1.10%	to	1.24%	4.64%	to	5.95%
2015	40,620	12.16	to	13.38	509,845	—	to	1.25%	1.11%	to	1.25%	(2.43)%	to	(1.26)%
2014	37,374	12.46	to	13.55	477,291	—	to	1.25%	1.04%	to	1.09%	2.09%	to	3.42%
2013	35,971	12.21	to	13.10	447,408	—	to	1.25%	1.08%	to	1.09%	7.34%	to	8.69%

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
UBS Global Allocation Fund
2017	284	$12.83	to	$14.05	$3,758	0.50%	to	1.25%	0.98%	to	1.19%	15.21%	to	16.07%
2016	492	11.05	to	12.20	5,659	0.50%	to	1.25%	2.38%	to	3.38%	0.13%	to	0.89%
2015	270	10.95	to	12.18	2,995	0.50%	to	1.25%	2.47%	to	2.74%	(3.17)%	to	(2.45)%
2014	213	11.23	to	12.58	2,436	0.50%	to	1.25%	—	to	—	4.83%	to	5.63%
2013	171	10.63	to	12.00	1,858	0.50%	to	1.25%	1.28%	to	1.43%	8.93%	to	9.75%
UBS US Allocation Fund
2017	557	18.42	to	17.59	10,254	0.85%	to	1.25%	0.00%	to	0.54%	14.01%	to	14.47%
2016	556	15.43	to	15.43	8,582	1.25%	to	1.25%	1.49%	to	1.49%	4.92%	to	4.92%
2015	5	14.71	to	14.71	79	1.25%	to	1.25%	—	to	—	(2.20)%	to	(2.20)%
Vanguard Small-Cap Index Fund
2017	317,171	13.58	to	13.58	4,306,819	—	to	—	1.43%	to	1.43%	16.24%	to	16.24%
2016	349,132	11.68	to	11.68	4,078,564	—	to	—	1.58%	to	1.58%	18.30%	to	18.30%
2015	486,129	9.87	to	9.87	4,800,347	—	to	—	1.44%	to	1.44%	(3.66)%	to	(3.66)%
2014	436,829	10.25	to	10.25	4,476,547	—	to	—	6.98%	to	6.98%	6.20%	to	6.20%
2013	312,633	10.37	to	10.37	3,241,496	—	to	—	1.28%	to	1.28%	3.68%	to	3.68%
Vanguard Mid-Cap Index Fund
2017	201,214	13.63	to	13.63	2,741,648	—	to	—	1.43%	to	1.43%	19.25%	to	19.25%
2016	226,414	11.43	to	11.43	2,586,961	—	to	—	1.45%	to	1.45%	11.22%	to	11.22%
2015	324,755	10.27	to	10.27	3,336,193	—	to	—	1.51%	to	1.51%	(1.32)%	to	(1.32)%
2014	247,965	10.41	to	10.41	2,581,914	—	to	—	6.28%	to	6.28%	6.03%	to	6.03%
2013	110,786	10.34	to	10.34	1,145,861	—	to	—	1.14%	to	1.14%	3.43%	to	3.43%
Vanguard Total Bond Market Index Fund
2017	108,096	10.90	to	10.90	1,178,522	—	to	—	2.51%	to	2.51%	3.55%	to	3.55%
2016	125,737	10.53	to	10.53	1,323,802	—	to	—	2.43%	to	2.43%	2.59%	to	2.59%
2015	207,282	10.26	to	10.26	2,127,170	—	to	—	2.45%	to	2.45%	0.41%	to	0.41%
2014	160,851	10.22	to	10.22	1,643,829	—	to	—	9.71%	to	9.71%	0.49%	to	0.49%
2013	94,804	9.96	to	9.96	944,400	—	to	—	0.07%	to	0.07%	(0.38)%	to	(0.38)%
Vanguard Total Stock Market Index Fund
2017	201,571	14.15	to	14.15	2,852,647	—	to	—	1.84%	to	1.84%	21.17%	to	21.17%
2016	225,970	11.68	to	11.68	2,639,236	—	to	—	1.97%	to	1.97%	12.66%	to	12.66%
2015	370,194	10.37	to	10.37	3,837,698	—	to	—	2.03%	to	2.03%	0.36%	to	0.36%
2014	242,858	10.33	to	10.33	2,507,925	—	to	—	6.62%	to	6.62%	5.37%	to	5.37%
2013	89,958	10.34	to	10.34	929,931	—	to	—	—	to	—	3.37%	to	3.37%
Victory Diversified Stock Fund
2017	29,771	25.52	to	23.68	697,678	—	to	1.25%	0.57%	to	0.58%	25.75%	to	27.32%
2016	30,808	18.42	to	18.83	583,040	—	to	1.25%	1.27%	to	1.28%	1.26%	to	2.45%
2015	46,256	18.19	to	18.38	814,434	—	to	1.25%	0.58%	to	0.60%	(11.87)%	to	(4.13)%
2014	77,357	19.17	to	19.90	1,457,875	—	to	1.25%	0.94%	to	0.94%	(5.41)%	to	8.77%
2013	81,969	17.62	to	21.82	1,412,792	—	to	1.25%	0.81%	to	0.82%	31.05%	to	32.79%
Victory Special Value Fund
2017	71,870	22.08	to	19.08	1,341,913	—	to	1.25%	0.38%	to	0.39%	24.59%	to	26.15%
2016	80,035	15.31	to	22.05	1,183,326	—	to	1.25%	1.10%	to	1.14%	2.55%	to	2.70%
2015	87,044	14.93	to	21.47	1,265,202	—	to	1.25%	0.31%	to	0.32%	(4.72)%	to	(3.85)%
2014	106,290	15.67	to	22.33	1,601,012	—	to	1.25%	—	to	—	5.26%	to	6.59%
2013	158,694	14.89	to	20.95	2,209,131	—	to	1.25%	—	to	—	29.07%	to	30.69%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Victory Sycamore Small Company Opportunity Fund
2017	207,297	$46.72	to	$23.65	$5,267,377	—	to	1.25%	0.43%	to	0.63%	5.94%	to	10.10%
2016	211,004	21.48	to	23.94	4,820,539	—	to	1.25%	0.30%	to	0.31%	28.05%	to	29.65%
2015	199,145	16.78	to	18.46	3,532,248	—	to	1.25%	0.12%	to	0.13%	(1.96)%	to	(0.73)%
2014	206,980	17.11	to	18.60	3,719,559	—	to	1.25%	—	to	—	5.10%	to	6.46%
2013	190,368	16.28	to	17.47	3,228,548	—	to	1.25%	0.02%	to	0.03%	31.26%	to	32.91%
Victory Sycamore Established Value Fund
2017	201,700	40.58	to	44.18	9,906,657	—	to	1.25%	0.64%	to	0.68%	12.22%	to	14.23%
2016	157,055	38.68	to	42.65	6,673,214	—	to	1.25%	0.58%	to	0.60%	19.16%	to	20.66%
2015	136,074	32.46	to	35.35	4,792,335	—	to	1.25%	0.85%	to	1.17%	(0.56)%	to	0.70%
2014	65,766	32.64	to	35.10	2,266,289	—	to	1.25%	1.01%	to	1.08%	10.50%	to	11.91%
2013	30,976	29.54	to	31.37	956,423	—	to	1.25%	0.51%	to	0.56%	32.76%	to	34.43%
Invesco Small Cap Discovery Fund
2017	89,885	21.01	to	21.45	1,838,849	—	to	1.25%	—	to	—	22.61%	to	24.15%
2016	99,178	16.92	to	17.49	1,641,421	—	to	1.25%	—	to	—	2.21%	to	3.50%
2015	117,396	16.23	to	17.11	1,889,192	0.15%	to	1.25%	—	to	—	(1.94)%	to	(0.83)%
2014	128,397	16.37	to	17.45	2,070,297	0.15%	to	1.25%	—	to	—	1.84%	to	6.78%
2013	134,951	15.90	to	17.13	2,164,040	0.35%	to	1.25%	—	to	—	35.57%	to	36.79%
Invesco Comstock Fund
2017	224,281	29.86	to	24.41	5,683,338	—	to	1.25%	1.35%	to	1.49%	16.31%	to	17.77%
2016	254,273	20.98	to	23.67	5,622,931	—	to	1.25%	2.22%	to	2.23%	9.18%	to	16.37%
2015	286,161	18.03	to	21.68	5,547,333	—	to	1.25%	1.33%	to	1.33%	(15.05)%	to	(7.10)%
2014	278,238	19.41	to	25.52	6,078,480	—	to	1.25%	1.59%	to	1.64%	7.36%	to	7.78%
2013	297,320	18.01	to	23.77	6,046,760	—	to	1.25%	1.29%	to	1.32%	33.46%	to	33.56%
Invesco Equity and Income Fund
2017	725,739	10.96	to	25.48	16,868,501	—	to	1.25%	1.92%	to	1.93%	3.79%	to	9.51%
2016	820,244	23.26	to	28.02	17,239,276	—	to	1.25%	1.80%	to	1.80%	13.41%	to	14.83%
2015	910,071	20.51	to	24.40	17,157,629	—	to	1.25%	2.03%	to	3.18%	(3.56)%	to	(2.34)%
2014	941,602	21.27	to	24.98	18,157,463	—	to	1.25%	2.54%	to	2.61%	7.69%	to	9.05%
2013	990,929	19.75	to	22.91	17,908,255	—	to	1.25%	1.92%	to	2.14%	23.41%	to	24.96%
Invesco Growth and Income Fund
2017	144,715	18.54	to	21.02	2,857,190	0.50%	to	1.25%	1.60%	to	1.69%	12.80%	to	13.64%
2016	177,681	16.31	to	18.64	3,119,062	0.50%	to	1.25%	1.78%	to	1.82%	18.33%	to	19.22%
2015	184,220	14.29	to	15.75	2,724,940	—	to	1.25%	1.51%	to	1.51%	(4.36)%	to	(3.15)%
2014	167,755	14.20	to	16.47	2,599,034	0.50%	to	1.25%	1.88%	to	1.91%	8.77%	to	9.57%
2013	294,520	13.39	to	15.14	4,113,771	—	to	1.25%	1.31%	to	1.32%	32.18%	to	33.84%
Invesco Mid Cap Growth Fund
2017	62,227	20.31	to	22.67	1,321,160	0.50%	to	1.25%	—	to	—	20.70%	to	21.60%
2016	86,967	16.70	to	18.78	1,509,011	0.50%	to	1.25%	—	to	—	(0.78)%	to	(0.04)%
2015	86,340	16.71	to	18.93	1,514,194	0.50%	to	1.25%	—	to	—	(0.05)%	to	0.70%
2014	79,383	16.59	to	18.94	1,382,869	0.50%	to	1.25%	—	to	—	6.57%	to	7.43%
2013	74,009	15.44	to	17.77	1,226,502	0.50%	to	1.25%	—	to	—	35.31%	to	36.33%
Invesco Quality Income Fund
2017	41	13.47	to	12.85	531	0.50%	to	1.25%	1.53%	to	3.28%	0.71%	to	1.46%
2016	207	12.76	to	13.28	2,741	0.50%	to	1.25%	1.06%	to	3.27%	1.22%	to	1.98%
2015	34	12.74	to	13.02	436	0.50%	to	0.75%	0.20%	to	4.08%	(0.34)%	to	0.67%
2014	21	12.66	to	12.66	265	0.75%	to	0.75%	4.37%	to	4.37%	5.52%	to	5.52%
2013	21	12.00	to	12.00	254	0.75%	to	0.75%	3.31%	to	3.31%	(2.24)%	to	(2.24)%

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco Small Cap Value Fund
2017	26,069	$51.73	to	$46.33	$1,266,956	—	to	1.25%	—	to	—	16.82%	to	18.28%
2016	30,440	39.66	to	43.74	1,249,862	—	to	1.25%	0.06%	to	0.21%	16.81%	to	18.27%
2015	36,213	33.96	to	36.98	1,284,412	—	to	1.25%	0.04%	to	0.04%	(9.95)%	to	(8.83)%
2014	34,243	37.71	to	40.56	1,346,212	—	to	1.25%	—	to	—	5.81%	to	7.13%
2013	37,897	35.64	to	37.86	1,396,531	—	to	1.25%	—	to	—	42.47%	to	44.26%
Invesco American Value Fund
2017	2,510	43.23	to	39.93	102,037	0.35%	to	1.25%	—	to	0.17%	8.09%	to	9.07%
2016	19,478	36.94	to	40.73	773,076	—	to	1.25%	0.23%	to	0.24%	14.26%	to	15.69%
2015	21,482	32.33	to	35.21	736,757	—	to	1.25%	0.02%	to	0.02%	(10.10)%	to	(8.95)%
2014	24,013	35.96	to	38.67	907,771	—	to	1.25%	0.09%	to	0.09%	8.07%	to	9.42%
2013	15,097	33.27	to	35.34	528,339	—	to	1.25%	0.33%	to	0.40%	32.38%	to	34.04%
Invesco Value Opportunities Fund
2017	35,418	18.54	to	17.45	656,220	0.35%	to	1.25%	—	to	—	15.65%	to	16.69%
2016	34,991	15.09	to	15.89	555,627	0.35%	to	1.25%	0.17%	to	0.18%	16.55%	to	17.60%
2015	38,806	12.95	to	13.51	523,922	0.35%	to	1.25%	0.89%	to	0.91%	(11.55)%	to	(10.77)%
2014	41,463	14.64	to	15.14	627,259	0.35%	to	1.25%	0.89%	to	1.59%	5.31%	to	6.21%
2013	48,399	13.90	to	14.25	689,280	0.35%	to	1.25%	1.01%	to	1.10%	30.86%	to	32.05%
Invesco Diversified Dividend Fund
2017	40,530	13.42	to	18.77	644,486	0.35%	to	1.25%	1.75%	to	1.88%	6.90%	to	7.87%
2016	47,798	12.44	to	17.56	673,717	0.35%	to	1.25%	1.68%	to	1.80%	12.91%	to	13.93%
2015	50,262	10.92	to	15.55	603,712	0.35%	to	1.25%	1.52%	to	1.79%	0.53%	to	1.42%
2014	41,488	10.77	to	15.47	499,633	0.35%	to	1.25%	1.52%	to	2.22%	4.94%	to	10.72%
2013	30,730	13.97	to	14.26	436,896	0.50%	to	1.25%	1.58%	to	1.62%	27.35%	to	28.31%
Invesco American Franchise Fund
2017	34,719	20.30	to	19.11	689,526	0.35%	to	1.25%	—	to	—	25.53%	to	26.66%
2016	45,792	15.23	to	16.03	719,840	0.35%	to	1.25%	—	to	—	0.75%	to	1.66%
2015	45,069	15.11	to	15.77	700,456	0.35%	to	1.25%	—	to	—	3.66%	to	4.57%
2014	49,875	14.58	to	15.08	745,262	0.35%	to	1.25%	—	to	—	6.20%	to	7.00%
2013	50,867	13.63	to	13.91	704,780	0.50%	to	1.25%	0.12%	to	0.20%	37.99%	to	39.02%
Invesco Global Core Equity Fund
2017	3,662	14.68	to	13.96	51,522	0.50%	to	1.25%	0.94%	to	1.01%	21.31%	to	22.22%
2016	3,226	11.50	to	12.01	37,292	0.50%	to	1.25%	1.05%	to	1.07%	5.38%	to	6.17%
2015	2,838	10.92	to	11.31	31,098	0.50%	to	1.25%	0.68%	to	0.70%	(3.40)%	to	(2.67)%
2014	2,515	11.30	to	11.62	28,509	0.50%	to	1.25%	1.11%	to	1.15%	(0.89)%	to	(0.11)%
2013	2,137	11.40	to	11.63	24,422	0.50%	to	1.25%	1.65%	to	1.96%	20.76%	to	21.67%
Vanguard 500 Index Fund
2017	379,024	14.29	to	14.29	5,417,551	—	to	—	1.91%	to	1.91%	21.79%	to	21.79%
2016	446,724	11.74	to	11.74	5,242,992	—	to	—	2.11%	to	2.11%	11.93%	to	11.93%
2015	547,133	10.49	to	10.49	5,737,202	—	to	—	2.13%	to	2.13%	1.41%	to	1.41%
2014	439,625	10.34	to	10.34	4,547,903	—	to	—	7.35%	to	7.35%	5.24%	to	5.24%
2013	232,163	10.31	to	10.31	2,394,725	—	to	—	0.53%	to	0.53%	3.15%	to	3.15%
Wells Fargo International Equity Fund
2017	8,321	13.35	to	13.97	95,370	—	to	1.25%	3.88%	to	4.18%	20.05%	to	22.54%
2016	5,599	11.12	to	11.40	67,873	—	to	1.25%	2.76%	to	3.47%	1.28%	to	2.98%
2015	5,280	10.98	to	11.07	61,695	—	to	1.25%	1.28%	to	1.38%	1.00%	to	1.01%
2014	4,874	10.87	to	10.96	56,045	—	to	1.25%	4.98%	to	11.50%	(8.27)%	to	(6.43)%
2013	4,363	11.71	to	12.25	53,428	0.65%	to	1.25%	0.30%	to	2.56%	18.88%	to	19.59%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Wells Fargo Core Bond Fund
2017	9,426	$12.28	to	$11.60	$112,358	0.50%	to	1.25%	0.21%	to	1.67%	1.88%	to	2.64%
2016	7,805	11.39	to	11.84	91,109	0.65%	to	1.25%	1.33%	to	1.38%	1.14%	to	1.75%
2015	6,573	11.26	to	11.64	75,629	0.65%	to	1.25%	1.41%	to	1.56%	(1.04)%	to	(0.42)%
2014	5,735	11.38	to	11.69	66,195	0.65%	to	1.25%	1.47%	to	1.54%	4.49%	to	5.04%
2013	10,547	10.89	to	11.13	116,675	0.65%	to	1.25%	1.44%	to	1.48%	(3.49)%	to	(2.91)%
Columbia Seligman Communications and Information Fund
2017	16,838	33.27	to	37.97	569,626	—	to	1.25%	—	to	—	32.40%	to	34.06%
2016	14,564	22.70	to	28.68	359,214	0.35%	to	1.25%	—	to	—	13.95%	to	14.98%
2015	12,070	21.98	to	25.17	260,279	0.15%	to	1.25%	—	to	—	7.78%	to	8.98%
2014	31,124	20.17	to	23.35	592,323	0.15%	to	1.25%	—	to	—	15.88%	to	24.56%
2013	27,837	14.45	to	18.75	414,337	0.35%	to	1.25%	—	to	—	21.79%	to	22.89%
Columbia Seligman Global Technology Fund
2017	10,741	31.94	to	29.03	329,955	0.35%	to	1.25%	—	to	—	32.83%	to	34.02%
2016	10,374	21.85	to	23.83	237,775	0.35%	to	1.25%	—	to	—	14.98%	to	16.01%
2015	10,604	19.01	to	20.54	208,727	0.35%	to	1.25%	—	to	—	8.54%	to	9.50%
2014	8,468	17.51	to	18.76	152,481	0.35%	to	1.25%	—	to	—	23.16%	to	24.24%
2013	7,008	14.22	to	15.10	101,948	0.35%	to	1.25%	—	to	—	24.82%	to	25.94%
Columbia Select Smaller-Cap Value Fund
2017	2,732	12.91	to	12.85	35,228	0.50%	to	0.75%	—	to	—	12.06%	to	12.34%
2016	1,773	11.47	to	11.49	20,340	0.50%	to	0.75%	—	to	—	14.67%	to	14.89%
TIAA-CREF Large Cap Value Index Fund
2017	111,991	21.45	to	19.91	2,384,575	—	to	1.25%	2.29%	to	10.09%	11.90%	to	13.30%
2016	93,557	17.80	to	18.93	1,767,868	—	to	1.25%	1.99%	to	2.79%	15.54%	to	16.99%
2015	48,408	15.40	to	16.19	782,757	—	to	1.25%	2.19%	to	2.49%	(5.27)%	to	(4.69)%
2014	822	16.26	to	16.63	13,605	0.50%	to	1.25%	2.10%	to	3.41%	11.70%	to	12.52%
2013	112	14.56	to	14.78	1,632	0.50%	to	1.25%	2.09%	to	3.23%	30.39%	to	31.37%
TIAA-CREF Large Cap Growth Fund
2017	100,884	24.42	to	22.67	2,442,408	—	to	1.25%	1.10%	to	1.90%	28.18%	to	29.79%
2016	96,529	17.69	to	18.82	1,807,535	—	to	1.25%	2.40%	to	3.94%	5.43%	to	6.75%
2015	6,283	16.77	to	17.63	109,233	—	to	1.25%	—	to	2.16%	(0.75)%	to	3.99%
2014	3,718	16.13	to	16.49	61,099	0.50%	to	1.25%	1.39%	to	1.52%	11.31%	to	12.19%
2013	3,005	14.49	to	14.70	44,046	0.50%	to	1.25%	1.25%	to	2.00%	31.38%	to	32.37%
TIAA-CREF Bond Index Fund
2017	19,862	10.95	to	10.47	215,584	0.50%	to	1.25%	2.14%	to	2.15%	1.88%	to	2.65%
2016	16,200	10.28	to	10.67	170,943	0.50%	to	1.25%	2.02%	to	2.14%	0.87%	to	1.62%
2015	4,415	10.19	to	10.50	46,273	0.50%	to	1.25%	2.00%	to	2.02%	(0.97)%	to	(0.21)%
2014	1,048	10.29	to	10.52	10,993	0.50%	to	1.25%	1.92%	to	2.23%	0.19%	to	1.65%
TIAA-CREF Equity Index Fund
2017	136,281	22.86	to	21.22	3,072,235	—	to	1.25%	1.59%	to	1.62%	19.36%	to	20.86%
2016	112,515	17.78	to	18.92	2,107,412	—	to	1.25%	1.91%	to	3.98%	11.06%	to	12.45%
2015	21,113	16.01	to	16.01	344,545	1.25%	to	1.25%	2.81%	to	2.81%	(1.05)%	to	(1.05)%
2014	9,243	16.18	to	16.54	151,937	0.50%	to	1.25%	2.24%	to	2.35%	8.58%	to	11.62%
2013	2,573	14.66	to	14.82	38,076	0.50%	to	1.05%	1.59%	to	2.19%	31.76%	to	32.48%
MM MSCI EAFE® International Index Fund
2017	28,659	11.38	to	10.87	319,246	—	to	1.25%	2.82%	to	5.11%	22.98%	to	24.52%
2016	48,986	8.84	to	9.14	441,669	—	to	1.25%	5.11%	to	8.54%	(0.54)%	to	0.71%
2015	588	9.00	to	9.07	5,300	—	to	0.50%	2.15%	to	2.15%	(9.56)%	to	1.47%

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
MassMutual RetireSMARTSM 2015 Fund
2017	42,990	$11.72	to	$11.19	$497,712	—	to	1.25%	3.36%	to	3.39%	9.72%	to	11.10%
2016	37,120	10.20	to	10.55	387,813	—	to	1.25%	2.02%	to	2.03%	4.34%	to	5.65%
2015	32,659	9.77	to	9.98	323,998	—	to	1.25%	1.35%	to	2.10%	(3.64)%	to	(1.56)%
2014	41,376	10.14	to	10.20	421,378	0.35%	to	1.25%	4.97%	to	5.30%	(1.60)%	to	(0.78)%
MassMutual RetireSMARTSM 2020 Fund
2017	78,015	11.78	to	11.46	907,903	0.50%	to	1.25%	1.77%	to	3.23%	12.00%	to	12.84%
2016	85,558	10.23	to	10.44	886,220	0.50%	to	1.25%	1.92%	to	2.29%	4.64%	to	5.43%
2015	89,207	9.77	to	9.90	878,937	0.50%	to	1.25%	4.47%	to	4.82%	(3.70)%	to	(2.93)%
2014	77,749	10.15	to	10.20	791,241	0.50%	to	1.25%	4.60%	to	6.27%	(1.40)%	to	(1.36)%
MassMutual RetireSMARTSM 2025 Fund
2017	117,785	12.31	to	11.75	1,409,793	—	to	1.25%	2.77%	to	3.18%	14.19%	to	15.62%
2016	109,449	10.29	to	10.64	1,143,994	—	to	1.25%	1.89%	to	2.69%	5.40%	to	6.73%
2015	73,990	9.76	to	9.76	727,350	1.25%	to	1.25%	1.94%	to	1.94%	(3.82)%	to	(3.82)%
2014	71,538	10.15	to	10.20	728,542	0.65%	to	1.25%	4.22%	to	4.71%	(1.49)%	to	(0.95)%
MassMutual RetireSMARTSM 2030 Fund
2017	128,230	12.25	to	11.92	1,554,723	0.50%	to	1.25%	3.58%	to	3.65%	15.81%	to	16.68%
2016	111,724	10.29	to	10.50	1,163,890	0.50%	to	1.25%	1.91%	to	2.11%	5.59%	to	6.38%
2015	90,893	9.74	to	9.87	891,961	0.50%	to	1.25%	1.95%	to	2.03%	(3.99)%	to	(3.23)%
2014	81,100	10.15	to	10.20	825,424	0.50%	to	1.25%	8.56%	to	9.71%	(1.78)%	to	(1.64)%
MassMutual RetireSMARTSM 2035 Fund
2017	101,560	12.62	to	12.05	1,242,485	—	to	1.25%	4.16%	to	4.71%	16.91%	to	18.38%
2016	66,856	10.30	to	10.66	696,647	—	to	1.25%	1.52%	to	3.08%	5.68%	to	7.01%
2015	62,444	9.75	to	9.75	612,319	1.25%	to	1.25%	2.18%	to	2.18%	(4.03)%	to	(4.03)%
2014	58,006	10.16	to	10.23	591,211	0.35%	to	1.25%	4.37%	to	7.81%	(1.45)%	to	(1.22)%
MassMutual RetireSMARTSM 2040 Fund
2017	89,616	12.44	to	12.10	1,103,003	0.50%	to	1.25%	2.92%	to	3.60%	17.33%	to	18.21%
2016	79,706	10.31	to	10.52	830,541	0.50%	to	1.25%	1.71%	to	1.95%	5.60%	to	6.39%
2015	66,135	9.76	to	9.89	648,939	0.50%	to	1.25%	1.64%	to	2.53%	(4.00)%	to	(3.24)%
2014	57,337	10.17	to	10.22	584,245	0.50%	to	1.25%	6.97%	to	10.98%	(2.37)%	to	(1.67)%
MassMutual RetireSMARTSM 2045 Fund
2017	60,596	12.73	to	12.16	750,796	—	to	1.25%	2.40%	to	3.54%	17.66%	to	19.13%
2016	53,406	10.33	to	10.69	559,754	—	to	1.25%	1.54%	to	1.74%	5.53%	to	6.85%
2015	43,087	9.79	to	10.00	425,344	—	to	1.25%	1.58%	to	2.42%	(3.92)%	to	(1.34)%
2014	36,862	10.19	to	10.25	376,836	0.35%	to	1.25%	4.35%	to	7.26%	(1.67)%	to	(1.52)%
MassMutual RetireSMARTSM 2050 Fund
2017	37,588	12.62	to	12.27	466,684	0.50%	to	1.25%	3.11%	to	3.73%	18.84%	to	19.73%
2016	38,741	10.33	to	10.54	403,725	0.50%	to	1.25%	1.51%	to	1.55%	5.69%	to	6.48%
2015	35,190	9.77	to	9.87	345,634	0.65%	to	1.25%	1.33%	to	1.79%	(4.19)%	to	(3.58)%
2014	26,706	10.20	to	10.24	272,886	0.65%	to	1.25%	—	to	—	(1.64)%	to	(0.33)%
MassMutual RetireSMARTSM In Retirement Fund
2017	1,920	11.38	to	10.86	21,638	—	to	1.25%	—	to	1.58%	7.68%	to	9.03%
2016	1,437	10.23	to	10.44	14,933	—	to	0.75%	2.36%	to	3.71%	4.05%	to	4.83%
2015	1,070	9.75	to	9.96	10,630	—	to	1.25%	—	to	3.13%	(3.41)%	to	(1.42)%
2014	630	10.09	to	10.09	6,362	1.25%	to	1.25%	—	to	—	(1.54)%	to	(1.54)%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
MassMutual RetireSMARTSM 2055
2017	12,149	$12.64	to	$12.30	$151,077	0.50%	to	1.25%	4.47%	to	5.71%	18.87%	to	19.76%
2016	8,896	10.34	to	10.51	92,779	0.65%	to	1.25%	0.30%	to	1.58%	5.71%	to	6.35%
2015	6,115	9.79	to	9.89	60,120	0.65%	to	1.25%	1.50%	to	2.03%	(4.06)%	to	(3.45)%
2014	2,790	10.20	to	10.24	28,456	0.65%	to	1.25%	—	to	—	(1.11)%	to	1.08%
American Century Heritage Fund
2017	54,411	20.81	to	13.38	746,230	—	to	1.25%	—	to	—	10.34%	to	20.02%
2016	55,280	11.15	to	18.86	626,040	—	to	1.25%	—	to	—	(5.65)%	to	1.73%
2015	62,926	10.96	to	19.99	697,288	—	to	1.25%	—	to	—	(10.60)%	to	0.34%
2014	57,458	10.92	to	22.36	630,556	—	to	1.25%	—	to	—	(8.62)%	to	6.49%
2013	58,434	10.25	to	24.47	599,075	—	to	1.25%	—	to	—	(11.34)%	to	2.45%
ClearBridge Small Cap Value Fund
2017	101	19.33	to	18.03	1,811	0.65%	to	1.25%	—	to	—	9.17%	to	9.83%
2016	152	14.90	to	17.60	2,561	0.65%	to	1.05%	—	to	—	23.15%	to	23.64%
2015	134	13.44	to	14.23	1,812	0.65%	to	1.25%	—	to	—	(10.87)%	to	(10.32)%
2014	862	15.08	to	15.87	13,073	0.65%	to	1.25%	—	to	—	0.46%	to	1.04%
2013	775	15.01	to	15.71	11,700	0.65%	to	1.25%	—	to	—	32.59%	to	33.39%
Oak Ridge Small Cap Growth Fund
2017	44,345	12.43	to	12.00	543,890	0.50%	to	1.25%	—	to	—	2.07%	to	18.37%
2016	57,679	10.33	to	10.47	601,030	0.50%	to	1.25%	—	to	—	0.88%	to	1.49%
2015	60,783	10.24	to	10.33	625,093	0.50%	to	1.25%	—	to	—	(5.79)%	to	(5.11)%
2014	56,974	10.87	to	10.89	620,079	0.50%	to	1.25%	—	to	—	8.74%	to	8.91%
HIMCO VIT Index Fund
2017	800,575	15.00	to	14.41	11,791,343	—	to	1.25%	1.47%	to	1.82%	19.94%	to	21.44%
2016	872,104	11.95	to	12.35	10,639,904	—	to	1.25%	2.15%	to	2.15%	9.96%	to	11.59%
2015	984,499	10.87	to	11.04	10,824,183	—	to	1.25%	0.35%	to	0.37%	(0.45)%	to	0.78%
2014	1,033,554	10.93	to	10.95	11,329,092	—	to	1.25%	—	to	—	9.18%	to	9.46%
Oppenheimer Corporate Bond Fund
2017	4	10.72	to	10.72	40	1.25%	to	1.25%	0.16%	to	0.16%	4.84%	to	4.84%
MassMutual Premier Small Cap Opportunities Fund
2017	12,321	14.18	to	13.76	171,585	—	to	0.65%	—	to	0.05%	0.21%	to	13.07%
2016	3,115	14.15	to	14.15	44,078	—	to	—	1.30%	to	1.30%	18.31%	to	18.31%
Fidelity VIP Freedom 2050 Portfolio
2017	33	12.57	to	12.57	412	0.35%	to	0.35%	1.02%	to	1.02%	22.87%	to	22.87%
2016	33	10.23	to	10.23	335	0.35%	to	0.35%	1.32%	to	1.32%	6.19%	to	6.19%
2015	21	9.64	to	9.64	204	0.35%	to	0.35%	2.96%	to	2.96%	(1.34)%	to	(1.34)%
Ivy Small Cap Growth Fund
2017	41,336	14.91	to	14.58	615,676	—	to	1.25%	—	to	—	22.21%	to	23.74%
2016	1,689	11.99	to	11.99	20,249	0.65%	to	0.65%	—	to	—	19.88%	to	19.88%
MSIF Global Opportunity Portfolio
2017	3,473	15.53	to	15.27	53,165	0.50%	to	1.25%	—	to	—	47.18%	to	48.29%
2016	4,642	10.38	to	10.47	48,238	0.50%	to	1.25%	—	to	—	(0.62)%	to	0.12%
2015	4,692	10.44	to	10.46	49,007	0.50%	to	1.25%	—	to	—	(2.05)%	to	(1.99)%
JPMorgan U.S. Government Money Market Fund
2017	105,118	10.03	to	9.81	1,038,662	—	to	1.25%	0.23%	to	0.30%	(0.98)%	to	0.26%
2016	116,003	9.90	to	10.00	1,150,940	—	to	1.25%	0.01%	to	0.01%	(0.97)%	to	0.01%

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Century U.S. Government Money Market Fund
2017	132,116	$10.04	to	$9.82	$1,318,525	—	to	1.25%	0.38%	to	0.38%	(0.86)%	to	0.38%
2016	121,336	9.90	to	10.00	1,210,841	—	to	1.25%	0.03%	to	0.03%	(0.96)%	to	0.03%
Invesco Balanced-Risk Commodity Strategy Fund
2017	1,295	11.28	to	11.18	14,531	0.75%	to	1.25%	—	to	—	3.20%	to	3.71%
Columbia Select International Equity Fund
2017	681	12.53	to	12.39	8,493	0.65%	to	1.25%	1.72%	to	1.72%	25.77%	to	26.52%
2016	753	9.85	to	9.90	7,437	0.65%	to	1.25%	1.10%	to	1.16%	(1.45)%	to	(1.00)%
Putnam Growth Opportunities Fund
2017	217	13.78	to	13.78	2,991	1.25%	to	1.25%	0.32%	to	0.32%	29.34%	to	29.34%
2016	144	10.66	to	10.66	1,539	1.25%	to	1.25%	0.01%	to	0.01%	6.55%	to	6.55%
John Hancock New Opportunities Fund
2017	41,947	13.72	to	13.50	572,327	0.35%	to	1.25%	0.11%	to	0.12%	12.42%	to	13.43%
2016	46,871	12.01	to	12.10	565,584	0.35%	to	1.25%	0.06%	to	0.08%	20.12%	to	20.98%
Columbia Large Cap Growth III
2017	49,319	12.82	to	12.69	627,477	0.35%	to	1.25%	—	to	—	26.00%	to	27.13%
2016	56,751	10.07	to	10.09	571,691	0.35%	to	1.25%	—	to	—	0.71%	to	0.87%
MM Russell 2000 Small Cap Index Fund
2017	13,331	14.30	to	13.85	185,875	0.35%	to	1.25%	0.56%	to	1.62%	12.57%	to	13.59%
2016	5,264	12.30	to	12.54	65,576	0.50%	to	1.25%	2.09%	to	2.66%	19.19%	to	20.08%
2015	274	10.32	to	10.32	2,825	1.25%	to	1.25%	1.00%	to	1.00%	(2.41)%	to	(2.41)%
MM S&P 500® Index Fund
2017	98,872	14.80	to	14.40	1,450,335	0.50%	to	1.25%	0.44%	to	8.39%	19.58%	to	20.47%
2016	30,812	12.04	to	12.28	377,476	0.50%	to	1.25%	1.99%	to	2.13%	9.88%	to	10.71%
2015	2,651	10.96	to	11.10	29,118	0.50%	to	1.25%	1.87%	to	1.94%	(2.60)%	to	4.02%
MM S&P Mid Cap Index Fund
2017	122,096	14.58	to	13.94	1,726,898	—	to	1.25%	0.79%	to	0.89%	13.92%	to	15.34%
2016	40,751	12.23	to	12.64	507,181	—	to	1.25%	1.46%	to	1.91%	18.31%	to	19.80%
2015	26,096	10.34	to	10.34	271,974	1.25%	to	1.25%	3.41%	to	3.41%	(3.98)%	to	(3.98)%
2014	18	10.77	to	10.77	195	1.25%	to	1.25%	18.13%	to	18.13%	2.71%	to	2.71%
Russell Balanced Strategy Fund
2017	24,135	11.85	to	11.51	260,279	0.35%	to	1.25%	1.63%	to	2.49%	8.92%	to	9.90%
2016	22,427	10.56	to	10.78	238,235	0.35%	to	1.25%	2.57%	to	2.78%	7.48%	to	8.45%
2015	19,002	9.83	to	9.94	187,309	0.35%	to	1.25%	1.19%	to	2.63%	(3.64)%	to	(2.74)%
2014	27,843	10.20	to	10.22	283,956	0.35%	to	1.25%	11.82%	to	12.20%	1.97%	to	2.20%
2013	11,839	19.70	to	20.58	233,771	0.35%	to	1.25%	1.90%	to	2.03%	10.79%	to	11.79%
Russell Conservative Strategy Fund
2017	1,508	10.96	to	10.65	16,121	0.35%	to	1.25%	1.74%	to	1.76%	4.37%	to	5.31%
2016	3,691	10.20	to	10.41	37,855	0.35%	to	1.25%	2.85%	to	3.43%	4.11%	to	5.05%
2015	2,782	9.80	to	9.91	27,311	0.35%	to	1.25%	2.37%	to	3.03%	(2.79)%	to	(1.88)%
2014	1,811	10.08	to	10.10	18,248	0.35%	to	1.25%	10.28%	to	10.65%	0.75%	to	0.98%
2013	815	15.19	to	15.87	12,383	0.35%	to	1.25%	1.34%	to	1.35%	1.59%	to	2.50%
Russell Growth Strategy Fund
2017	50,913	10.15	to	11.82	533,801	0.75%	to	1.25%	—	to	2.66%	0.00%	to	12.47%
2016	47,613	10.51	to	10.56	502,263	1.05%	to	1.25%	2.44%	to	2.54%	8.19%	to	8.40%
2015	44,172	9.72	to	9.74	430,010	1.05%	to	1.25%	1.38%	to	1.42%	(4.74)%	to	(4.50)%
2014	39,365	10.20	to	10.20	401,567	1.05%	to	1.25%	11.53%	to	11.70%	1.97%	to	2.03%
2013	19,318	21.71	to	21.92	422,324	1.05%	to	1.25%	1.80%	to	1.98%	14.86%	to	15.09%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Russell Moderate Strategy Fund
2017	37,720	$10.04	to	$11.16	$380,654	0.75%	to	1.25%	—	to	—	0.00%	to	7.14%
2016	33,977	10.42	to	10.47	355,524	1.05%	to	1.25%	3.32%	to	3.46%	6.16%	to	6.37%
2015	30,435	9.81	to	9.84	299,416	1.05%	to	1.25%	2.42%	to	2.50%	(3.11)%	to	(2.87)%
2014	28,075	10.13	to	10.13	284,407	1.05%	to	1.25%	11.88%	to	11.94%	1.26%	to	1.31%
2013	15,517	17.41	to	17.58	272,554	1.05%	to	1.25%	0.99%	to	1.28%	5.15%	to	5.36%
Russell Equity Growth Strategy Fund
2017	54	12.15	to	12.15	659	1.25%	to	1.25%	3.99%	to	3.99%	14.44%	to	14.44%
PIMCO Total Return Fund
2017	1,296,864	23.95	to	29.31	20,275,654	—	to	1.25%	4.67%	to	4.68%	7.26%	to	8.31%
2016	1,578,733	13.05	to	16.47	23,752,069	—	to	1.25%	2.58%	to	2.72%	0.94%	to	2.35%
2015	1,835,936	12.75	to	16.12	27,022,351	—	to	1.25%	2.49%	to	2.50%	(0.91)%	to	0.35%
2014	2,367,802	15.11	to	16.06	35,196,942	—	to	1.25%	3.55%	to	3.77%	3.00%	to	4.30%
2013	2,340,391	14.67	to	15.40	33,737,330	—	to	1.25%	2.04%	to	2.04%	(3.52)%	to	(2.30)%
PIMCO Real Return Fund
2017	996,867	28.34	to	27.41	14,403,656	—	to	1.25%	4.47%	to	4.50%	5.89%	to	7.17%
2016	1,114,105	12.44	to	14.93	15,592,061	—	to	1.25%	0.69%	to	0.82%	3.33%	to	4.78%
2015	622,424	11.87	to	14.27	18,407,165	—	to	1.25%	0.62%	to	0.63%	(4.33)%	to	(3.13)%
2014	1,581,966	14.37	to	14.73	21,584,638	—	to	1.25%	3.30%	to	3.35%	1.71%	to	3.01%
2013	1,545,144	14.13	to	14.30	20,652,515	—	to	1.25%	0.75%	to	0.75%	(10.54)%	to	(9.41)%
Nuveen Mid Cap Index Fund+
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	174,078	21.96	to	23.35	3,915,257	0.35%	to	1.25%	1.19%	to	1.23%	18.49%	to	19.56%
2015	171,095	18.53	to	19.94	3,244,481	—	to	1.25%	0.68%	to	0.74%	(3.98)%	to	(2.80)%
2014	173,777	19.30	to	20.51	3,423,024	—	to	1.25%	0.87%	to	0.98%	7.66%	to	9.03%
2013	153,658	17.93	to	18.81	2,796,247	—	to	1.25%	0.73%	to	0.83%	30.91%	to	32.55%
Nuveen Small Cap Index+
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	1,767	16.29	to	16.88	28,997	0.65%	to	1.25%	1.07%	to	1.18%	19.08%	to	19.79%
2015	4,667	13.68	to	14.54	66,888	—	to	1.25%	0.85%	to	1.13%	(6.09)%	to	(4.94)%
2014	3,174	14.57	to	15.30	47,838	—	to	1.25%	0.86%	to	1.05%	2.99%	to	4.29%
2013	4,462	14.15	to	14.67	64,733	—	to	1.25%	0.55%	to	0.65%	36.31%	to	38.02%
Nuveen Equity Index Fund+
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	55,507	20.66	to	26.39	1,183,836	—	to	1.25%	1.16%	to	1.61%	0.50%	to	9.94%
2015	53,301	18.80	to	20.22	1,025,321	—	to	1.25%	1.42%	to	1.43%	(0.45)%	to	0.80%
2014	47,289	18.88	to	20.06	909,857	—	to	1.25%	1.45%	to	1.60%	11.66%	to	13.02%
2013	40,400	16.91	to	17.75	693,517	—	to	1.25%	0.91%	to	1.58%	29.81%	to	31.44%
American Century Prime Money Market Fund
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	—	—	to	—	—	—	to	1.25%	0.02%	to	0.02%	(100.00)%	to	(100.00)%
2015	107,873	9.30	to	10.01	1,057,924	—	to	1.25%	0.01%	to	0.01%	(1.27)%	to	(0.04)%
2014	58,110	9.42	to	10.01	569,665	—	to	1.25%	0.01%	to	0.01%	(1.19)%	to	0.05%
2013	94,860	9.53	to	10.00	933,865	—	to	1.25%	0.01%	to	0.01%	(1.23)%	to	0.01%
JP Morgan Prime Money Market Fund
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	—	—	to	—	—	—	to	1.25%	—	to	0.01%	(100.00)%	to	(100.00)%
2015	121,923	9.30	to	9.30	1,150,346	1.25%	to	1.25%	0.01%	to	0.01%	(1.26)%	to	(1.26)%
2014	251,895	9.42	to	9.93	2,432,899	0.15%	to	1.25%	0.01%	to	0.01%	(1.18)%	to	(0.07)%
2013	204,815	9.53	to	9.87	1,988,416	0.35%	to	1.25%	—	to	0.01%	(1.23)%	to	(0.34)%

Separate Account Eleven

Hartford Life Insurance Company
Notes to Financial Statements — (concluded)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
AB Global Value Fund
2017	—	$—	to	$—	$—	—	to	—	—	to	—	—	to	—
2016	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2015	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2014	9,422	11.28	to	11.66	107,997	0.35%	to	1.25%	—	to	1.89%	4.04%	to	5.01%
2013	9,162	10.84	to	11.10	100,439	0.35%	to	1.25%	1.03%	to	1.21%	28.99%	to	30.15%
Ave Maria Opportunity Fund
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2015	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2014	6,324	13.58	to	14.32	86,688	0.15%	to	1.25%	—	to	—	(9.13)%	to	(8.15)%
2013	5,259	14.94	to	15.59	79,157	0.15%	to	1.25%	—	to	—	24.91%	to	26.29%
Frost Value Equity Fund
2017	5	20.61	to	20.29	—	1.05%	to	1.25%	—	to	2.19%	17.73%	to	17.97%
2016	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2015	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2014	391	16.27	to	16.43	6,353	1.05%	to	1.25%	1.33%	to	1.37%	8.76%	to	9.02%
2013	1,255	14.96	to	15.07	18,838	1.05%	to	1.25%	0.71%	to	1.45%	32.84%	to	33.10%
The Hartford Global All-Asset Fund
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2015	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2014	533	10.95	to	10.95	5,833	1.05%	to	1.05%	3.76%	to	3.76%	(0.29)%	to	(0.29)%
2013	264	10.98	to	10.98	2,904	1.05%	to	1.05%	2.32%	to	2.32%	10.55%	to	10.55%
MFS Investors Growth Stock Series
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2015	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2014	2,582	18.69	to	18.69	48,258	0.70%	to	0.70%	0.53%	to	0.53%	10.71%	to	10.71%
2013	2,582	16.88	to	16.88	43,602	0.70%	to	0.70%	0.73%	to	0.73%	29.38%	to	29.38%
UBS Dynamic Alpha Fund
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2015	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2014	71	17.44	to	17.44	1,231	1.25%	to	1.25%	3.52%	to	3.52%	1.87%	to	1.87%
2013	71	17.12	to	17.12	1,209	1.25%	to	1.25%	0.05%	to	0.05%	4.45%	to	4.45%

  *  This represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

  **  These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

  ***  This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

  #  Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

  +  See Note 1 for additional information related to this Sub-Account.

  ++  For the information for the years prior to 2016, sub-account was previously reported on a combined basis, in order to align with current year presentation, amounts have been split out on a separate basis between the Hartford Capital Appreciation Fund and the Hartford Global Capital Appreciation Fund.

7.  Subsequent Events:

Management has evaluated events subsequent to December 31, 2017 and through the financial statement issuance date of April 30, 2018, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of

Hartford Life Insurance Company

Hartford, Connecticut

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2017 and 2016, the related consolidated statements of operations, comprehensive income, shareholders’ equity, and cash flows, for each of the three years in the period ended December 31, 2017, and the related notes and the consolidated financial statement schedules listed in the Index at Item 15 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in conformity with the accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Hartford, Connecticut

March 1, 2018

We have served as the Company’s auditor since 2002.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

Consolidated Statements of Operations

	For the years ended December 31,
(In millions)	2017	2016	2015
Revenues
Fee income and other	$906	$969	$1,097
Earned premiums	105	203	92
Net investment income	1,281	1,373	1,456
Net realized capital gains (losses):
Total other-than-temporary impairment (“OTTI”) losses	(16)	(29)	(63)
OTTI losses recognized in other comprehensive income	2	1	2
Net OTTI losses recognized in earnings	(14)	(28)	(61)
Other net realized capital losses	(46)	(135)	(85)
Total net realized capital losses	(60)	(163)	(146)
Total revenues	2,232	2,382	2,499
Benefits, losses and expenses
Benefits, loss and loss adjustment expenses	1,406	1,437	1,402
Amortization of deferred policy acquisition costs (“DAC”)	48	114	69
Insurance operating costs and other expenses	400	472	524
Reinsurance gain on disposition	—	—	(28)
Dividends to policyholders	2	3	2
Total benefits, losses and expenses	1,856	2,026	1,969
Income before income taxes	376	356	530
Income tax expense	422	74	30
Net (loss) income	$(46)	$282	$500

See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

Consolidated Statements of Comprehensive Income (Loss)

	Year Ended December 31,
(In millions)	2017	2016	2015
Net (loss) income	$(46)	$282	$500
Other comprehensive income (loss):
Change in net unrealized gain on securities	329	154	(615)
Change in net gain on cash-flow hedging instruments	(28)	(25)	(13)
OCI, net of tax	301	129	(628)
Comprehensive income (loss)	$255	$411	$(128)

See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

Consolidated Balance Sheets

	As of December 31,
(In millions, except for share data)	2017	2016
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $20,914 and $22,507)	$22,799	$23,819
Fixed maturities, at fair value using the fair value option	32	82
Equity securities, available-for-sale, at fair value (cost of $140 and $142)	154	152
Mortgage loans (net of allowance for loan losses of $0 and $19)	2,872	2,811
Policy loans, at outstanding balance	1,432	1,442
Limited partnerships and other alternative investments	1,001	930
Other investments	213	293
Short-term investments	1,094	1,349
Total investments	29,597	30,878
Cash	537	554
Premiums receivable and agents’ balances, net	15	18
Reinsurance recoverables	20,785	20,725
Deferred policy acquisition costs	405	463
Deferred income taxes, net	556	1,437
Other assets	1,003	606
Separate account assets	115,834	115,665
Total assets	$168,732	$170,346
Liabilities
Reserve for future policy benefits	$14,482	$14,000
Other policyholder funds and benefits payable	29,228	30,588
Other liabilities	2,508	2,272
Separate account liabilities	115,834	115,665
Total liabilities	162,052	162,525
Commitments and Contingencies (Note 10)
Stockholder’s Equity
Common stock—1,000 shares authorized, issued and outstanding, par value $5,690	6	6
Additional paid-in capital	3,539	4,935
Accumulated other comprehensive income, net of tax	1,023	722
Retained earnings	2,112	2,158
Total stockholder’s equity	6,680	7,821
Total liabilities and stockholder’s equity	$168,732	$170,346

See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

Consolidated Statements of Changes in Stockholder’s Equity

	Year Ended December 31,
(In millions, except for share data)	2017	2016	2015
Common Stock	$6	$6	$6
Additional Paid-in Capital
Additional Paid-in Capital, beginning of period	4,935	5,687	6,688
Return of capital to parent	(1,396)	(752)	(1,001)
Additional Paid-in Capital, end of period	3,539	4,935	5,687
Retained Earnings
Retained Earnings, beginning of period	2,158	1,876	1,376
Net (loss) income	(46)	282	500
Retained Earnings, end of period	2,112	2,158	1,876
Accumulated Other Comprehensive Income, net of tax
Accumulated Other Comprehensive Income, net of tax, beginning of period	722	593	1,221
Total other comprehensive income	301	129	(628)
Accumulated Other Comprehensive Income, net of tax, end of period	1,023	722	593
Total Stockholder’s Equity	$6,680	$7,821	$8,162

See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

Consolidated Statements of Cash Flows

	For the years ended December 31,
(In millions)	2017	2016	2015
Operating Activities
Net (loss) income	$(46)	$282	$500
Adjustments to reconcile net (loss) income to net cash provided by operating activities
Net realized capital losses	60	163	146
Amortization of deferred policy acquisition costs	48	114	69
Additions to deferred policy acquisition costs	(2)	(7)	(7)
Reinsurance gain on disposition	—	—	(28)
Depreciation and amortization (accretion), net	31	9	(14)
Other operating activities, net	143	33	38
Change in assets and liabilities:
Decrease (increase) in reinsurance recoverables	4	117	(14)
(Decrease) increase in accrued and deferred income taxes	(5)	278	(62)
Impact of tax reform on accrued and deferred income taxes	396	—	—
Increase in unpaid losses and loss adjustment expenses, reserve for future policy benefits, and unearned premiums	387	111	276
Net changes in other assets and other liabilities	(219)	(316)	(222)
Net cash provided by operating activities	797	784	682
Investing Activities
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	10,315	10,152	11,465
Fixed maturities, fair value option	50	68	107
Equity securities, available-for-sale	203	321	586
Mortgage loans	396	371	467
Partnerships	113	395	252
Payments for the purchase of:
Fixed maturities and short-term investments, available-for-sale	(8,713)	(8,889)	(11,755)
Fixed maturities, fair value option	—	(29)	(67)
Equity securities, available-for-sale	(199)	(58)	(535)
Mortgage loans	(469)	(263)	(282)
Partnerships	(235)	(151)	(199)
Net payments for derivatives	(283)	(261)	(167)
Net increase (decrease) in policy loans	12	2	(31)
Net additions to property and equipment	(18)	—	—
Net proceeds from (payments for) short-term investments	251	(769)	1,604
Other investing activities, net	43	(25)	1
Net cash provided by investing activities	1,466	864	1,446
Financing Activities
Deposits and other additions to investment and universal life-type contracts	4,549	4,162	4,674
Withdrawals and other deductions from investment and universal life-type contracts	(13,749)	(14,871)	(16,972)
Net transfers from separate accounts related to investment and universal life-type contracts	7,969	9,811	10,987
Net increase in securities loaned or sold under agreements to repurchase	360	268	264
Return of capital to parent	(1,396)	(752)	(1,001)
Net repayments at maturity or settlement of consumer notes	(13)	(17)	(33)
Net cash used for financing activities	(2,280)	(1,399)	(2,081)
Net (decrease) increase in cash	(17)	249	47
Cash — beginning of year	554	305	258
Cash — end of year	$537	$554	$305
Supplemental Disclosure of Cash Flow Information
Income tax received (paid)	57	210	(80)

See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollar amounts in millions, unless otherwise stated)

1. Basis of Presentation and Significant Accounting Policies

Basis of Presentation

Hartford Life Insurance Company (together with its subsidiaries, “HLIC”, “Company”, “we” or “our”) is a provider of insurance and investment products in the United States (“U.S.”) and is a wholly-owned subsidiary of Hartford Life, Inc., a Delaware corporation (“HLI”). The Hartford Financial Services Group, Inc. (“The Hartford”) is the ultimate parent of the Company.

During the year ended December 31, 2017, the Company paid dividends of $1.4 billion to its parent.

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

Consolidation

The Consolidated Financial Statements include the accounts of HLIC and entities the Company directly or indirectly has a controlling financial interest in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but is not required to consolidate are reported using the equity method. All intercompany transactions and balances between HLIC and its subsidiaries have been eliminated.

Use of Estimates

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; living benefits required to be fair valued; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Sale of Life and Annuity Run-off Business

On December 3, 2017, the Company’s indirect parent, Hartford Holdings, Inc. (“HHI”) entered into a definitive agreement to sell Hartford Life, Inc. (“HLI”), the Company’s direct parent, to a group of investors led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safra Group. Under the terms of the purchase and sale agreement, the investor group will form a limited partnership that will acquire HLI, a holding company, and HLI’s life and annuity operating subsidiaries, including the Company.

Future Adoption of New Accounting Standards

Reclassification of Effect of Tax Rate Change from AOCI to Retained Earnings

In February, the FASB issued new accounting guidance for the effect on deferred tax assets and liabilities related to items recorded in accumulated other comprehensive income (“AOCI”) resulting from legislated tax reform enacted on December 22, 2017. The tax reform reduced the federal tax rate applied to the Company’s deferred tax balances from 35% to 21% on enactment.  Under U.S. GAAP the Company recorded the total effect of the change in enacted tax rates on deferred tax balances in the income tax expense component of net income.  The new accounting guidance permits the Company to reclassify $193 out of AOCI and into retained earnings for the “stranded” amount in AOCI that resulted from recording the tax effects of unrealized investment gains at a 35% tax rate because the 14 point reduction in tax rate was recognized in net income instead of other comprehensive income. The Company will adopt the new guidance as of January 1, 2018 and make this $193 reclassification.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Hedging Activities

The FASB issued updated guidance on hedge accounting. The updates allow hedge accounting for new types of interest rate hedges of financial instruments and simplify documentation requirements to qualify for hedge accounting. In addition, any gain or loss from hedge ineffectiveness will be reported in the same income statement line with the effective hedge results and the hedged transaction. For cash flow hedges, the ineffectiveness will be recognized in earnings only when the hedged transaction affects earnings; otherwise, the ineffectiveness gains or losses will remain in AOCI. Under current accounting, total hedge ineffectiveness is reported separately in realized gains and losses apart from the hedged transaction. The updated guidance is effective January 1, 2019 through a cumulative effect adjustment that will reclassify cumulative ineffectiveness on open cash flow hedges from retained earnings to AOCI. Early adoption is permitted as of the beginning of a year. The Company has not yet determined the timing for adoption or estimated the effect on the Company’s financial statements.

Financial Instruments - Credit Losses

The FASB issued updated guidance for recognition and measurement of credit losses on financial instruments. The new guidance will replace the “incurred loss” approach with an “expected loss” model for recognizing credit losses for instruments carried at other than fair value, which will initially result in the recognition of greater allowances for losses. The allowance will be an estimate of credit losses expected over the life of debt instruments, such as mortgage loans, reinsurance recoverables and receivables. Credit losses on fixed maturities available-for-sale (“AFS”) carried at fair value will continue to be measured like other-than-temporary impairments (“OTTI”); however, the losses will be recognized through an allowance and no longer as an adjustment to the cost basis. Recoveries of OTTI will be recognized as reversals of valuation allowances and no longer accreted as investment income through an adjustment to the investment yield. The allowance on fixed maturities AFS cannot cause the net carrying value to be below fair value and, therefore, it is possible that future increases in fair value due to decreases in market interest rates could cause the reversal of a valuation allowance and increase net income. The new guidance also requires purchased financial assets with a more-than-insignificant amount of credit deterioration since original issuance to be recorded based on contractual amounts due and an initial allowance recorded at the date of purchase. The guidance is effective January 1, 2020 through a cumulative-effect adjustment to retained earnings for the change in the allowance for credit losses for debt instruments carried at other than fair value. No allowance will be recognized at adoption for fixed maturities AFS; rather, their cost basis will be evaluated for an allowance for credit losses prospectively. The Company expects to adopt the updated guidance January 1, 2020, as required, although earlier adoption is permitted as of January 1, 2019. The Company has not yet determined the effect on the Company’s consolidated financial statements and the ultimate impact of the adoption will depend on the composition of the debt instruments and market conditions at the adoption date. Significant implementation matters yet to be addressed include estimating lifetime expected losses on debt instruments carried at other than fair value, determining the impact of valuation allowances on net investment income from fixed maturities AFS, updating our investment accounting system functionality to maintain adjustable valuation allowance on fixed maturities, AFS, subject to a fair value floor, and developing a detailed implementation plan.

Financial Instruments - Recognition and Measurement

The FASB issued updated guidance for the recognition and measurement of financial instruments. The new guidance will require investments in equity securities to be measured at fair value with any changes in valuation reported in net income except for investments that are consolidated or are accounted for under the equity method of accounting. The new guidance will also require a deferred tax asset resulting from net unrealized losses on available-for-sale fixed maturities that are recognized in AOCI to be evaluated for recoverability in combination with the Company’s other deferred tax assets. Under existing guidance, the Company measures investments in equity securities, AFS, at fair value with changes in fair value reported in other comprehensive income. As required, the Company will adopt the guidance effective January 1, 2018 through a cumulative effect adjustment to retained earnings. Early adoption is not allowed. The impact to the Company will be increased volatility in net income beginning in 2018. Any difference in the evaluation of deferred tax assets may also affect stockholder’s equity. Cash flows will not be affected. The impact will depend on the composition of the Company’s investment portfolio in the future and changes in fair value of the Company’s investments. As of January 1, 2018, the Company will reclassify from AOCI to retained earnings net unrealized gains of $11 related to equity securities, AFS having a fair value of $154. Had the new accounting guidance been in place since the beginning of 2017, the Company would have recognized mark-to-market gains of $3 after-tax in net income for the year ended December 31, 2017.

Revenue Recognition

The FASB issued updated guidance for recognizing revenue. The guidance excludes insurance contracts and financial instruments. Revenue is to be recognized when, or as, goods or services are transferred to customers in an amount that reflects the consideration that an entity is expected to receive in exchange for those goods or services, and this accounting guidance is similar to current accounting for many transactions. The Company will adopt the guidance on January 1, 2018, as required, and the adoption will have no effect on the Company’s financial position, results of operations or cash flows.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Significant Accounting Policies

The Company’s significant accounting policies are as follows:

Segment Information

The Company has no reportable segments and is comprised of the run-off operations of annuity, institutional and private-placement life insurance businesses. The Company’s determination that it has no reportable segments is based on the fact that the Company’s chief operating decision maker reviews the Company’s financial performance at a consolidated level.

Revenue Recognition

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for variable annuity and other universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders’ account balances and are recognized in the period in which services are provided. For the Company’s traditional life products, premiums are recognized as revenue when due from policyholders.

Income Taxes

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of temporary differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. A deferred tax provision is recorded for the tax effects of differences between the Company’s current taxable income and its income before tax under generally accepted accounting principles in the Consolidated Statements of Operations. For deferred tax assets, the Company records a valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized.

The Company is included in The Hartford’s consolidated U.S. Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the “parent down” approach. Under this approach, the Company’s deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

Investments

Overview

The Company’s investments in fixed maturities include bonds, structured securities, redeemable preferred stock and commercial paper. Most of these investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as available-for-sale (“AFS”) and are carried at fair value. The after-tax difference between fair value and cost or amortized cost is reflected in stockholders’ equity as a component of AOCI, after adjustments for the effect of deducting certain life and annuity deferred policy acquisition costs and reserve adjustments. Effective January 1, 2018, equity securities will be measured at fair value with any changes in valuation reported in net income. For further information, see Financial Instruments - Recognition and Measurement discussion above. Fixed maturities for which the Company elected the fair value option are classified as FVO, generally certain securities that contain embedded credit derivatives, and are carried at fair value with changes in value recorded in realized capital gains and losses. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value and are primarily accounted for under the equity method with the Company’s share of earnings included in net investment income. Recognition of income related to limited partnerships and other alternative investments is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds on a one-month delay. Accordingly, income for the years ended December 31, 2017, 2016, and 2015 may not include the full impact of current year changes in valuation of the underlying assets and liabilities of the funds, which are generally obtained from the limited partnerships and other alternative investments’ general partners. Other investments primarily consist of derivative instruments which are carried at fair value.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Net Realized Capital Gains and Losses

Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in fixed maturities and equity securities FVO, and derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, as well as ineffectiveness on derivatives that qualify for hedge accounting treatment, and the change in value of certain fair-value hedging instruments and their associated hedged item. Impairments and mortgage loan valuation allowances are recognized as net realized capital losses in accordance with the Company’s impairment and mortgage loan valuation allowance policies as discussed in Note 3 - Investments of Notes to Consolidated Financial Statements. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

Net Investment Income

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future prepayments using the retrospective method; however, if these investments are impaired and for certain other asset-backed securities, any yield adjustments are made using the prospective method. Prepayment fees and make-whole payments on fixed maturities and mortgage loans are recorded in net investment income when earned. For equity securities, dividends are recognized as investment income on the ex-dividend date. Limited partnerships and other alternative investments primarily use the equity method of accounting to recognize the Company’s share of earnings; however, for a portion of those investments, the Company used investment fund accounting applied to a wholly-owned fund of funds which was liquidated during 2016. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield, if necessary. The Company’s non-income producing investments were not material for the years ended December 31, 2017, 2016 and 2015.

Derivative Instruments

Overview

The Company utilizes a variety of over-the-counter (“OTC”), transactions cleared through central clearing houses (“OTC-cleared”) and exchange traded derivative instruments as part of its overall risk management strategy as well as to enter into replication transactions. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives:

•                  to hedge risk arising from interest rate, equity market, commodity market, credit spread and issuer default, price or currency exchange rate risk or volatility;

•                  to manage liquidity;

•                  to control transaction costs;

•                  to enter into synthetic replication transactions.

Interest rate and credit default swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, little to no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment determined at inception is made by the purchaser of the contract and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date. The contracts may reference commodities, which grant the purchaser the right to either purchase from or sell to the issuer commodities at a specified price, within a specified period or on a stated date. Option contracts are typically settled in cash.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company’s derivative transactions conducted in insurance company subsidiaries are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value and are reported in Other Investments and Other Liabilities. For balance sheet presentation purposes, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty or under a master netting agreement, which provides the Company with the legal right of offset.

The Company clears certain interest rate swap and credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid securities, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash as variation margin based on daily market value movements. For information on collateral, see the derivative collateral arrangements section in Note 4 - Derivative Instruments of Notes to Consolidated Financial Statements. In addition, OTC-cleared transactions include price alignment amounts either received or paid on the variation margin, which are reflected in realized capital gains and losses or, if characterized as interest, in net investment income.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability (“fair value” hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability (“cash flow” hedge), (3) a hedge of a net investment in a foreign operation (“net investment” hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.

Fair Value Hedges - Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings as net realized capital gains and losses with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense (“periodic derivative net coupon settlements”) are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded.

Cash Flow Hedges - Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. Cash flows from cash flow hedges are presented in the same category as the cash flows from the items being hedged in the Consolidated Statement of Cash Flows.

Other Investment and/or Risk Management Activities - The Company’s other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Hedge Documentation and Effectiveness Testing

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge’s inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values, cash flows or net investment in foreign operations of hedged items. Hedge effectiveness is assessed primarily using quantitative methods as well as using qualitative methods. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the “Change in Variable Cash Flows Method”, the “Change in Fair Value Method”, the “Hypothetical Derivative Method”, or the “Dollar Offset Method”.

Discontinuance of Hedge Accounting

The Company discontinues hedge accounting prospectively when (1) it is determined that the qualifying criteria are no longer met; (2) the derivative is no longer designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. Changes in the fair value of the hedged item attributable to the hedged risk is no longer adjusted through current period earnings and the existing basis adjustment is amortized to earnings over the remaining life of the hedged item through the applicable earnings component associated with the hedged item.

When cash flow hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the hedged item.

Embedded Derivatives

The Company purchases investments and has previously issued financial products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

Credit Risk

Credit risk is defined as the risk of financial loss due to uncertainty of an obligor’s or counterparty’s ability or willingness to meet its obligations in accordance with agreed upon terms. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. The Company generally requires that OTC derivative contracts, other than certain forward contracts, be governed by International Swaps and Derivatives Association (“ISDA”) agreements which are structured by legal entity and by counterparty, and permit right of offset. Some agreements require daily collateral settlement based upon agreed upon thresholds. For purposes of daily derivative collateral maintenance, credit exposures are generally quantified based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of the derivatives exceed the contractual thresholds. For the Company’s domestic derivative programs, the maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared derivatives are governed by clearing house rules. Transactions cleared through a central clearing house reduce risk due to their ability to require daily variation margin and act as an independent valuation source. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations.

Cash

Cash represents cash on hand and demand deposits with banks or other financial institutions.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Reinsurance

The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its maximum losses and to diversify its exposures and provide statutory surplus relief. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers.

Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e., risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.

Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of any necessary allowance for uncollectible reinsurance.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company.

Deferred Policy Acquisition Costs

Deferred policy acquisition costs (“DAC”) represent costs that are directly related to the acquisition of new and renewal insurance contracts and incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees. Such costs primarily include commissions, premium taxes, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully issued contracts.

For universal life-type contracts (including variable annuities), the DAC asset is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits (“EGPs”). The Company also uses the present value EGPs to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, life-contingent guaranteed minimum withdrawal and universal life insurance secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most life insurance product contracts, including variable annuities, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that time frame are immaterial. Contracts sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder’s account balance; full and partial surrender rates; interest credited; mortality; and the extent and duration of hedging activities and hedging costs.

The Company determines EGPs from a single deterministic reversion to mean (“RTM”) separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company’s DAC model is adjusted to reflect actual fund performance at the end of each quarter. Through a consideration of recent market returns, the Company will unlock (“Unlock”), or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps. This Unlock for future separate account returns is determined each quarter.

In the fourth quarter of 2017, the Company completed a comprehensive policyholder behavior assumption study which resulted in a non-market related after-tax charge and incorporated the results of that study into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and will revise its policyholder assumptions if credible emerging data indicates that changes are warranted. The Company will continue to evaluate its assumptions related to policyholder behavior as initiatives to reduce the size of the variable annuity business are implemented by management. Upon completion of an annual assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC models, as well as, EGPs used in the death and other insurance benefit reserving models.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the DAC and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock revises EGPs to reflect the Company’s current best estimate assumptions. The Company also tests the aggregate recoverability of DAC by comparing the existing DAC balance to the present value of future EGPs. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

Policyholders may exchange contracts or make modifications to existing contracts.  If the new contract or the modification results in a substantially changed replacement contract, the existing DAC is written off through income.  If the new or modified contract is not substantially changed, the existing DAC continues to be amortized and incremental costs are expensed in the period incurred.

Reserve for Future Policy Benefits

Reserve for Future Policy Benefits on Universal Life-type Contracts

Certain contracts classified as universal life-type include death and other insurance benefit features including guaranteed minimum death benefit (“GMDB”) and the life-contingent portion of guaranteed minimum withdrawal benefit (“GMWB”) riders offered with variable annuity contracts, as well as secondary guarantee benefits offered with universal life insurance contracts. Universal life insurance secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. GMDB riders on variable annuities provide a death benefit during the accumulation phase that is generally equal to the greater of (a) the contract value at death or (b) premium payments less any prior withdrawals and may include adjustments that increase the benefit, such as for maximum anniversary value (“MAV”). For the Company’s products with GMWB riders, the withdrawal benefit can exceed the guaranteed remaining balance (“GRB”), which is generally equal to premiums less withdrawals. In addition to recording an account value liability that represents policyholder funds, the Company records a death and other insurance benefit liability for GMDBs, the life-contingent portion of GMWBs and the universal life insurance secondary guarantees. This death and other insurance benefit liability is reported in reserve for future policy benefits in the Company’s Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company’s Consolidated Statements of Operations.

The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder’s expected account value in proportion to the present value of total expected assessments and investment margin. Total expected assessments are the aggregate of all contract charges, including those for administration, mortality, expense, and surrender. The liability is accrued as actual assessments are earned. The expected present value of benefits and assessments are generally derived from a set of stochastic scenarios that have been calibrated to our RTM separate account returns and assumptions including market rates of return, volatility, discount rates, lapse rates and mortality experience. Consistent with the Company’s policy on the Unlock, the Company regularly evaluates estimates used and adjusts the liability, with a related charge or credit to benefits, losses and loss adjustment expenses. For further information on the Unlock, see the Deferred Policy Acquisition Costs accounting policy section within this footnote.

The Company reinsures a portion of its in-force GMDB and all of its universal life insurance secondary guarantees. Net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

Reserve for Future Policy Benefits on Traditional Annuity and Other Contracts

Traditional annuities recorded within the reserve for future policy benefits primarily include life-contingent contracts in the payout phase such as structured settlements and terminal funding agreements. Other contracts within the reserve for policyholder benefits include whole life and guaranteed term life insurance contracts. The reserve for future policy benefits is calculated using standard actuarial methods considering the present value of future benefits and related expenses to be paid less the present value of the portion of future premiums required using assumptions “locked in” at the time the policies were issued, including discount rate, withdrawal, mortality and expense assumptions deemed appropriate at the issue date. Future policy benefits are computed at amounts that, with additions from any estimated premiums to be received and with interest on such reserves compounded annually at assumed rates, are expected to be sufficient to meet the Company’s policy obligations at their maturities or in the event of an insured’s death. While assumptions are locked in upon issuance of new contracts and annuitizations of existing contracts, significant changes in experience or assumptions may require the Company to establish premium deficiency reserves. Premium deficiency reserves, if any, are established based on current assumptions without considering a provision for adverse deviation. Changes in or deviations from the assumptions used can significantly affect the Company’s reserve levels and results from operations.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Other Policyholder Funds and Benefits Payable

Other policyholder funds and benefits payable primarily include the non-variable account values associated with variable annuity and other universal life-type contracts, investment contracts, the non-life contingent portion of GMWBs that are accounted for as embedded derivatives at fair value as well as other policyholder account balances associated with our life insurance businesses. Investment contracts are non-life contingent and include institutional and governmental deposits, structured settlements and fixed annuities. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals, payments and assessments through the financial statement date. For discussion of fair value of GMWBs that represent embedded derivatives, see Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.

Separate Account Liabilities

The Company records the variable account value portion of variable annuities, variable life insurance products and institutional and governmental investment contracts within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by change in the related liability. Changes in the value of separate account assets and separate account liabilities are reported in the same line item in the Consolidated Statements of Operations. The Company earns fee income for investment management, certain administrative services and mortality and expense risks.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements

The Company carries certain financial assets and liabilities at estimated fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants. Our fair value framework includes a hierarchy that gives the highest priority to the use of quoted prices in active markets, followed by the use of market observable inputs, followed by the use of unobservable inputs. The fair value hierarchy levels are as follows:

Level 1	Fair values based primarily on unadjusted quoted prices for identical assets, or liabilities, in active markets that the Company has the ability to access at the measurement date.

Level 2	Fair values primarily based on observable inputs, other than quoted prices included in Level 1, or based on prices for similar assets and liabilities.

Level 3

Fair values derived when one or more of the significant inputs are unobservable (including assumptions about risk). With little or no observable market, the determination of fair values uses considerable judgment and represents the Company’s best estimate of an amount that could be realized in a market exchange for the asset or liability. Also included are securities that are traded within illiquid markets and/or priced by independent brokers.

The Company will classify the financial asset or liability by level based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable inputs (e.g., changes in interest rates) and unobservable inputs (e.g., changes in risk assumptions) are used to determine fair values that the Company has classified within Level 3.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Assets and (Liabilities) Carried at Fair Value by Hierarchy Level as of December 31, 2017
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS
Asset backed securities (“ABS”)	$819	$—	$806	$13
Collateralized debt obligations (“CDOs”)	888	—	815	73
Commercial mortgage-backed securities (“CMBS”)	2,084	—	2,058	26
Corporate	14,038	—	13,595	443
Foreign government/government agencies	407	—	406	1
Municipal	1,266	—	1,228	38
Residential mortgage-backed securities (“RMBS”)	1,427	—	735	692
U.S. Treasuries	1,870	284	1,586	—
Total fixed maturities	22,799	284	21,229	1,286
Fixed maturities, FVO	32	—	32	—
Equity securities, trading [1]	12	12	—	—
Equity securities, AFS	154	61	47	46
Derivative assets
Credit derivatives	1	—	1	—
Foreign exchange derivatives	(1)	—	(1)	—
Interest rate derivatives	47	—	47	—
GMWB hedging instruments	69	—	35	34
Macro hedge program	19	—	—	19
Total derivative assets [2]	135	—	82	53
Short-term investments	1,094	807	287	—
Reinsurance recoverable for GMWB	36	—	—	36
Modified coinsurance reinsurance contracts	55	—	55	—
Separate account assets [3]	113,302	73,538	38,677	185
Total assets accounted for at fair value on a recurring basis	$137,619	$74,702	$60,409	$1,606
Liabilities accounted for at fair value on a recurring basis
Other policyholder funds and benefits payable
GMWB embedded derivative	$(75)	$—	$—	$(75)
Total other policyholder funds and benefits payable	(75)	—	—	(75)
Derivative liabilities
Foreign exchange derivatives	(187)	—	(187)	—
Interest rate derivatives	(403)	—	(374)	(29)
GMWB hedging instruments	(2)	—	(2)	—
Macro hedge program	4	—	—	4
Total derivative liabilities [4]	(588)	—	(563)	(25)
Total liabilities accounted for at fair value on a recurring basis	$(663)	$—	$(563)	$(100)

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Assets and (Liabilities) Carried at Fair Value by Hierarchy Level as of December 31, 2016
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS
ABS	$993	$—	$956	$37
CDOs	940	—	680	260
CMBS	2,146	—	2,125	21
Corporate	14,693	—	14,127	566
Foreign government/government agencies	345	—	328	17
Municipal	1,189	—	1,117	72
RMBS	1,760	—	1,049	711
U.S. Treasuries	1,753	230	1,523	—
Total fixed maturities	23,819	230	21,905	1,684
Fixed maturities, FVO	82	—	82	—
Equity securities, trading [1]	11	11	—	—
Equity securities, AFS	152	20	88	44
Derivative assets
Credit derivatives	(1)	—	(1)	—
Foreign exchange derivatives	4	—	4	—
Interest rate derivatives	30	—	30	—
GMWB hedging instruments	74	—	14	60
Macro hedge program	128	—	8	120
Total derivative assets [2]	235	—	55	180
Short-term investments	1,349	637	712	—
Reinsurance recoverable for GMWB	73	—	—	73
Modified coinsurance reinsurance contracts	68	—	68	—
Separate account assets [3]	111,634	71,606	38,856	201
Total assets accounted for at fair value on a recurring basis	$137,423	$72,504	$61,766	$2,182
Liabilities accounted for at fair value on a recurring basis
Other policyholder funds and benefits payable
GMWB embedded derivative	$(241)	$—	$—	$(241)
Equity linked notes	(33)	—	—	(33)
Total other policyholder funds and benefits payable	(274)	—	—	(274)
Derivative liabilities
Credit derivatives	1	—	1	—
Equity derivatives	33	—	33	—
Foreign exchange derivatives	(247)	—	(247)	—
Interest rate derivatives	(434)	—	(404)	(30)
GMWB hedging instruments	20	—	(1)	21
Macro hedge program	50	—	3	47
Total derivative liabilities [4]	(577)	—	(615)	38
Total liabilities accounted for at fair value on a recurring basis	$(851)	$—	$(615)	$(236)

[1]	Included in other investments on the Consolidated Balance Sheets.
[2]

Includes OTC and OTC-cleared derivative instruments in a net positive fair value position after consideration of the accrued interest and impact of collateral posting requirements which may be imposed by agreements, clearing house rules, and applicable law. See footnote 4 to this table for derivative liabilities.

[3]

Approximately $2.5 billion and $4.0 billion of investment sales receivable, as of December 31, 2017 and December 31, 2016, respectively, are excluded from this disclosure requirement because they are trade receivables in the ordinary course of business where the carrying amount approximates fair value. Included in the total fair value amount are $0.9 billion and $1.0 billion of investments, as of December 31, 2017 and December 31, 2016, respectively, for which the fair value is estimated using the net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy.

[4]

Includes OTC and OTC-cleared derivative instruments in a net negative fair value position (derivative liability) after consideration of the accrued interest and impact of collateral posting requirements which may be imposed by agreements, clearing house rules and applicable law.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Fixed Maturities, Equity Securities, Short-term Investments, and Free-standing Derivatives

Valuation Techniques

The Company generally determines fair values using valuation techniques that use prices, rates, and other relevant information evident from market transactions involving identical or similar instruments. Valuation techniques also include, where appropriate, estimates of future cash flows that are converted into a single discounted amount using current market expectations. The Company uses a “waterfall” approach comprised of the following pricing sources and techniques, which are listed in priority order:

•                  Quoted prices, unadjusted, for identical assets or liabilities in active markets, which are classified as Level 1.

•                  Prices from third-party pricing services, which primarily utilize a combination of techniques. These services utilize recently reported trades of identical, similar, or benchmark securities making adjustments for market observable inputs available through the reporting date. If there are no recently reported trades, they may use a discounted cash flow technique to develop a price using expected cash flows based upon the anticipated future performance of the underlying collateral discounted at an estimated market rate. Both techniques develop prices that consider the time value of future cash flows and provide a margin for risk, including liquidity and credit risk. Most prices provided by third-party pricing services are classified as Level 2 because the inputs used in pricing the securities are observable. However, some securities that are less liquid or trade less actively are classified as Level 3. Additionally, certain long-dated securities, including certain municipal securities, foreign government/government agency securities, and bank loans, include benchmark interest rate or credit spread assumptions that are not observable in the marketplace and are thus classified as Level 3.

•                  Internal matrix pricing, which is a valuation process internally developed for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. Internal pricing matrices determine credit spreads that, when combined with risk-free rates, are applied to contractual cash flows to develop a price. The Company develops credit spreads using market based data for public securities adjusted for credit spread differentials between public and private securities, which are obtained from a survey of multiple private placement brokers. The market-based reference credit spread considers the issuer’s financial strength and term to maturity, using an independent public security index and trade information, while the credit spread differential considers the non-public nature of the security. Securities priced using internal matrix pricing are classified as Level 2 because the inputs are observable or can be corroborated with observable data.

•                  Independent broker quotes, which are typically non-binding and use inputs that can be difficult to corroborate with observable market based data. Brokers may use present value techniques using assumptions specific to the security types, or they may use recent transactions of similar securities. Due to the lack of transparency in the process that brokers use to develop prices, valuations that are based on independent broker quotes are classified as Level 3.

The fair value of free-standing derivative instruments are determined primarily using a discounted cash flow model or option model technique and incorporate counterparty credit risk. In some cases, quoted market prices for exchange-traded and OTC-cleared derivatives may be used and in other cases independent broker quotes may be used. The pricing valuation models primarily use inputs that are observable in the market or can be corroborated by observable market data. The valuation of certain derivatives may include significant inputs that are unobservable, such as volatility levels, and reflect the Company’s view of what other market participants would use when pricing such instruments. Unobservable market data is used in the valuation of customized derivatives that are used to hedge certain GMWB variable annuity riders. See the section “GMWB Embedded, Customized, and Reinsurance Derivatives” below for further discussion of the valuation model used to value these customized derivatives.

Valuation Controls

The fair value process for investments is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The purpose of the committee is to oversee the pricing policy and procedures, as well as to approve changes to valuation methodologies and pricing sources. Controls and procedures used to assess third-party pricing services are reviewed by the Valuation Committee, including the results of annual due-diligence reviews.

There are also two working groups under the Valuation Committee: a Securities Fair Value Working Group (“Securities Working Group”) and a Derivatives Fair Value Working Group (“Derivatives Working Group”). The working groups, which include various investment, operations, accounting and risk management professionals, meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

The Securities Working Group reviews prices received from third parties to ensure that the prices represent a reasonable estimate of the fair value. The group considers trading volume, new issuance activity, market trends, new regulatory rulings and other factors to determine whether the market activity is significantly different than normal activity in an active market. A dedicated pricing unit follows up with trading and investment sector professionals and challenges prices of third-party pricing services when the estimated assumptions used differ from what the unit believes a market participant would use. If the available evidence indicates that pricing from third-party pricing services or broker quotes is based upon transactions that are stale or not from trades made in an orderly market, the Company places little, if any, weight on the third party service’s transaction price and will estimate fair value using an internal process, such as a pricing matrix.

The Derivatives Working Group reviews the inputs, assumptions and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. A dedicated pricing team works directly with investment sector professionals to investigate the impacts of changes in the market environment on prices or valuations of derivatives. New models and any changes to current models are required to have detailed documentation and are validated to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval.

The Company conducts other monitoring controls around securities and derivatives pricing including, but not limited to, the following:

•                  Review of daily price changes over specific thresholds and new trade comparison to third-party pricing services.

•                  Daily comparison of OTC derivative market valuations to counterparty valuations.

•                  Review of weekly price changes compared to published bond prices of a corporate bond index.

•                  Monthly reviews of price changes over thresholds, stale prices, missing prices, and zero prices.

•                  Monthly validation of prices to a second source for securities in most sectors and for certain derivatives.

In addition, The Hartford’s enterprise-wide Operational Risk Management function, led by the Chief Risk Officer, is responsible for model risk management and provides an independent review of the suitability and reliability of model inputs, as well as an analysis of significant changes to current models.

Valuation Inputs

Quoted prices for identical assets in active markets are considered Level 1 and consist of on-the-run U.S. Treasuries, money market funds, exchange-traded equity securities, open-ended mutual funds, short-term investments, and exchange traded futures and option contracts.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Valuation Inputs Used in Level 2 and 3 Measurements for Securities and Freestanding Derivatives

Level 2 Primary Observable Inputs	Level 3 Primary Unobservable Inputs
Fixed Maturity Investments
Structured securities (includes ABS, CDOs CMBS and RMBS)

• Benchmark yields and spreads
• Monthly payment information
• Collateral performance, which varies by vintage year and includes delinquency rates, loss severity rates and refinancing assumptions
• Credit default swap indices

Other inputs for ABS and RMBS:
• Estimate of future principal prepayments, derived based on the characteristics of the underlying structure
• Prepayment speeds previously experienced at the interest rate levels projected for the collateral

• Independent broker quotes
• Credit spreads beyond observable curve
• Interest rates beyond observable curve

Other inputs for less liquid securities or those that trade less actively, including subprime RMBS:
• Estimated cash flows
• Credit spreads, which include illiquidity premium
• Constant prepayment rates
• Constant default rates
• Loss severity

Corporates

• Benchmark yields and spreads
• Reported trades, bids, offers of the same or similar securities
• Issuer spreads and credit default swap curves

Other inputs for investment grade privately placed securities that utilize internal matrix pricing :
• Credit spreads for public securities of similar quality, maturity, and sector, adjusted for non-public nature

• Independent broker quotes
• Credit spreads beyond observable curve
• Interest rates beyond observable curve

Other inputs for below investment grade privately placed securities:
• Independent broker quotes
• Credit spreads for public securities of similar quality, maturity, and sector, adjusted for non-public nature

U.S Treasuries, Municipals, and Foreign government/government agencies

• Benchmark yields and spreads
• Issuer credit default swap curves
• Political events in emerging market economies
• Municipal Securities Rulemaking Board reported trades and material event notices
• Issuer financial statements

• Independent broker quotes • Credit spreads beyond observable curve • Interest rates beyond observable curve
Equity Securities
• Quoted prices in markets that are not active	• For privately traded equity securities, internal discounted cash flow models utilizing earnings multiples or other cash flow assumptions that are not observable
Short Term Investments
• Benchmark yields and spreads • Reported trades, bids, offers • Issuer spreads and credit default swap curves • Material event notices and new issue money market rates	Not applicable
Derivatives
Credit derivatives
• Swap yield curve • Credit default swap curves	Not applicable
Equity derivatives
• Equity index levels • Swap yield curve	• Independent broker quotes • Equity volatility
Foreign exchange derivatives
• Swap yield curve • Currency spot and forward rates • Cross currency basis curves	Not applicable
Interest rate derivatives
• Swap yield curve	• Independent broker quotes • Interest rate volatility

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Significant Unobservable Inputs for Level 3 - Securities

Assets accounted for at fair value on a recurring basis	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]

As of December 31, 2017
CMBS [3]	$15	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	9bps	1,816bps	457bps	Decrease
Corporate [4]	190	Discounted cash flows	Spread	103bps	1,000bps	355bps	Decrease
Municipal [3]	22	Discounted cash flows	Spread	192bps	250bps	228bps	Decrease
RMBS [3]	692	Discounted cash flows	Spread	24bps	463bps	77bps	Decrease
			Constant prepayment rate	—%	25%	6%	Decrease [5]
			Constant default rate	—%	7%	4%	Decrease
			Loss severity	—%	100%	65%	Decrease
As of December 31, 2016
CMBS [3]	$9	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	10bps	1,273bps	249bps	Decrease
Corporate [4]	265	Discounted cash flows	Spread	122bps	1,021bps	373bps	Decrease
Municipal [3]	56	Discounted cash flows	Spread	135bps	286bps	195bps	Decrease
RMBS [3]	704	Discounted cash flows	Spread	16bps	1,830bps	189bps	Decrease
			Constant prepayment rate	—%	20%	4%	Decrease [5]
			Constant default rate	1%	10%	5%	Decrease
			Loss severity	—%	100%	75%	Decrease

[1]        The weighted average is determined based on the fair value of the securities.

[2]        Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

[3]        Excludes securities for which the Company based fair value on broker quotations.

[4]        Excludes securities for which the Company bases fair value on broker quotations; however, included are broker-priced lower-rated private placement securities for which the Company receives spread and yield information to corroborate the fair value.

[5]        Decrease for above market rate coupons and increase for below market rate coupons.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Significant Unobservable Inputs for Level 3 - Freestanding Derivatives

	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]

As of December 31, 2017
Interest rate derivatives
Interest rate swaps	$(29)	Discounted cash flows	Swap curve beyond 30 years	2%	3%	Decrease
GMWB hedging instruments
Equity variance swaps	(26)	Option model	Equity volatility	19%	19%	Increase
Equity options	1	Option model	Equity volatility	27%	30%	Increase
Customized swaps	59	Discounted cash flows	Equity volatility	7%	30%	Increase
Macro hedge program
Equity options [2]	29	Option model	Equity volatility	18%	31%	Increase
As of December 31, 2016
Interest rate derivatives
Interest rate swaps	$(29)	Discounted cash flows	Swap curve beyond 30 years	3%	3%	Decrease
GMWB hedging instruments
Equity variance swaps	(36)	Option model	Equity volatility	20%	23%	Increase
Equity options	17	Option model	Equity volatility	27%	30%	Increase
Customized swaps	100	Discounted cash flows	Equity volatility	12%	30%	Increase
Macro hedge program
Equity options	188	Option model	Equity volatility	17%	28%	Increase

[1]        Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

[2]        Excludes derivatives for which the Company bases fair value on broker quotations.

The tables above exclude the portion of ABS, index options and certain corporate securities for which fair values are predominately based on independent broker quotes. While the Company does not have access to the significant unobservable inputs that independent brokers may use in their pricing process, the Company believes brokers likely use inputs similar to those used by the Company and third-party pricing services to price similar instruments. As such, in their pricing models, brokers likely use estimated loss severity rates, prepayment rates, constant default rates and credit spreads. Therefore, similar to non-broker priced securities, increases in these inputs would generally cause fair values to decrease. For the year ended December 31, 2017, no significant adjustments were made by the Company to broker prices received.

Transfers between Levels

Transfers of securities among the levels occur at the beginning of the reporting period. The amount of transfers from Level 1 to Level 2 was $773 and $563, for the years ended December 31, 2017 and 2016, respectively, which represented previously on-the-run U.S. Treasury securities that are now off-the-run. For the years ended December 31, 2017 and 2016, there were no transfers from Level 2 to Level 1. See the fair value roll-forward tables for the years ended December 31, 2017 and 2016, for the transfers into and out of Level 3.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

GMWB Embedded, Customized and Reinsurance Derivatives

GMWB Embedded Derivatives

The Company formerly offered certain variable annuity products with GMWB riders that provide the policyholder with a GRB which is generally equal to premiums less withdrawals. If the policyholder’s account value is reduced to a specified level through a combination of market declines and withdrawals but the GRB still has value, the Company is obligated to continue to make annuity payments to the policyholder until the GRB is exhausted. When payments of the GRB are not life-contingent, the GMWB represents an embedded derivative carried at fair value reported in other policyholder funds and benefits payable in the Consolidated Balance Sheets with changes in fair value reported in net realized capital gains and losses.

Free-standing Customized Derivatives

The Company holds free-standing customized derivative contracts to provide protection from certain capital markets risks for the remaining term of specified blocks of non-reinsured GMWB riders. These customized derivatives are based on policyholder behavior assumptions specified at the inception of the derivative contracts. The Company retains the risk for differences between assumed and actual policyholder behavior and between the performance of the actively managed funds underlying the separate accounts and their respective indices. These derivatives are reported in the Consolidated Balance Sheets within other investments or other liabilities, as appropriate, after considering the impact of master netting agreements.

GMWB Reinsurance Derivative

The Company has reinsurance arrangements in place to transfer a portion of its risk of loss due to GMWB. These arrangements are recognized as derivatives carried at fair value and reported in reinsurance recoverables in the Consolidated Balance Sheets. Changes in the fair value of the reinsurance agreements are reported in net realized capital gains and losses.

Valuation Techniques

Fair values for GMWB embedded derivatives, free-standing customized derivatives and reinsurance derivatives are classified as Level 3 in the fair value hierarchy and are calculated using internally developed models that utilize significant unobservable inputs because active, observable markets do not exist for these items. In valuing the GMWB embedded derivative, the Company attributes to the derivative a portion of the expected fees to be collected over the expected life of the contract from the contract holder equal to the present value of future GMWB claims. The excess of fees collected from the contract holder in the current period over the portion of fees attributed to the embedded derivative in the current period are associated with the host variable annuity contract and reported in fee income.

Valuation Controls

Oversight of the Company’s valuation policies and processes for GMWB embedded, reinsurance, and customized derivatives is performed by a multidisciplinary group comprised of finance, actuarial and risk management professionals. This multidisciplinary group reviews and approves changes and enhancements to the Company’s valuation model as well as associated controls.

Valuation Inputs

The fair value for each of the non-life contingent GMWBs, the free-standing customized derivatives and the GMWB reinsurance derivative is calculated as an aggregation of the following components: Best Estimate Claim Payments; Credit Standing Adjustment; and Margins. The Company believes the aggregation of these components results in an amount that a market participant in an active liquid market would require, if such a market existed, to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. Each component described in the following discussion is unobservable in the marketplace and requires subjectivity by the Company in determining its value.

Best Estimate Claim Payments

The Best Estimate Claim Payments are calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating unobservable inputs including expectations concerning policyholder behavior. These assumptions are input into a stochastic risk neutral scenario process that is used to determine the valuation and involves numerous estimates and subjective judgments regarding a number of variables.

The Company monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. In addition, the Company will continue to evaluate policyholder behavior assumptions should we implement further initiatives to reduce the size of the variable annuity business. At a minimum, all policyholder behavior assumptions are reviewed and updated at least annually as part of the Company’s annual fourth-quarter comprehensive study to refine its estimate of future gross profits. In addition, the Company recognizes non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Credit Standing Adjustment

The credit standing adjustment is an estimate of the additional amount that market participants would require in determining fair value to reflect the risk that GMWB benefit obligations or the GMWB reinsurance recoverables will not be fulfilled. The Company incorporates a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability.

Margins

The behavior risk margin adds a margin that market participants would require, in determining fair value, for the risk that the Company’s assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

Valuation Inputs Used in Levels 2 and 3 Measurements for GMWB Embedded, Customized and Reinsurance Derivatives

Level 2 Primary Observable Inputs	Level 3 Primary Unobservable Inputs

• Risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates
• Correlations of 10 years of observed historical returns across underlying well-known market indices
• Correlations of historical index returns compared to separate account fund returns
• Equity index levels

• Market implied equity volatility assumptions Assumptions about policyholder behavior, including: • Withdrawal utilization • Withdrawal rates • Lapse rates • Reset elections

Significant Unobservable Inputs for Level 3 GMWB Embedded Customized and Reinsurance Derivatives

	Unobservable Inputs (Minimum)	Unobservable Inputs (Maximum)	Impact of Increase in Input on Fair Value Measurement [1]

As of December 31, 2017
Withdrawal Utilization [2]	15%	100%	Increase
Withdrawal Rates [3]	—%	8%	Increase
Lapse Rates [4]	—%	40%	Decrease
Reset Elections [5]	30%	75%	Increase
Equity Volatility [6]	7%	30%	Increase

As of December 31, 2016
	Unobservable Inputs (Minimum)	Unobservable Inputs (Maximum)	Impact of Increase in Input on Fair Value Measurement [1]

Withdrawal Utilization [2]	15%	100%	Increase
Withdrawal Rates [3]	—%	8%	Increase
Lapse Rates [4]	—%	40%	Decrease
Reset Elections [5]	20%	75%	Increase
Equity Volatility [6]	12%	30%	Increase

[1]        Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

[2]        Range represents assumed cumulative percentages of policyholders taking withdrawals.

[3]        Range represents assumed cumulative annual amount withdrawn by policyholders.

[4]        Range represents assumed annual percentages of full surrender of the underlying variable annuity contracts across all policy durations for in force business.

[5]        Range represents assumed cumulative percentages of policyholders that would elect to reset their guaranteed benefit base.

[6]        Range represents implied market volatilities for equity indices based on multiple pricing sources.

Separate Account Assets

Separate account assets are primarily invested in mutual funds. Other separate account assets include fixed maturities, limited partnerships, equity securities, short-term investments and derivatives that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company. For limited partnerships in which fair value represents the separate account’s share of the NAV, 51%and 39% were subject to significant liquidation restrictions as of December 31, 2017 and December 31, 2016, respectively. Total limited partnerships that do not allow any form of redemption were 21% and 11%, as of December 31, 2017 and December 31, 2016, respectively. Separate account assets classified as Level 3 primarily include long-dated bank loans, subprime RMBS, and commercial mortgage loans.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs

The Company uses derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated asset or liability. Therefore, the realized and unrealized gains and losses on derivatives reported in the Level 3 roll-forward may be offset by realized and unrealized gains and losses of the associated assets and liabilities in other line items of the financial statements.

Fair Value Roll-forwards for Financial Instruments Classified as Level 3 for the Year Ended December 31, 2017

		Total realized/ unrealized gains (losses)
	Fair value as of January 1, 2017	Included in net income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair value as of December 31, 2017
Assets
Fixed Maturities, AFS
ABS	$37	$—	$—	$14	$(6)	$—	$6	$(38)	$13
CDOs	260	14	(17)	147	(107)	(19)	—	(205)	73
CMBS	21	—	1	33	(4)	—	—	(25)	26
Corporate	566	(8)	23	111	(7)	(95)	78	(225)	443
Foreign Govt./Govt. Agencies	17	—	1	3	(2)	—	—	(18)	1
Municipal	72	—	4	—	(1)	(5)	—	(32)	38
RMBS	711	—	19	155	(185)	—	—	(8)	692
Total Fixed Maturities, AFS	1,684	6	31	463	(312)	(119)	84	(551)	1,286
Equity Securities, AFS	44	—	(4)	6	—	—	—	—	46
Freestanding Derivatives
Interest rate	(30)	1	—	—	—	—	—	—	(29)
GMWB hedging instruments	81	(47)	—	—	—	—	—	—	34
Macro hedge program	167	10	—	9	—	(163)	—	—	23
Total Freestanding Derivatives [5]	218	(36)	—	9	—	(163)	—	—	28
Reinsurance Recoverable for GMWB	73	(52)	—	—	15	—	—	—	36
Separate Accounts	201	3	6	152	(8)	(53)	11	(127)	185
Total Assets	$2,220	$(79)	$33	$630	$(305)	$(335)	$95	$(678)	$1,581
(Liabilities)
Other Policyholder Funds and Benefits Payable
Guaranteed Withdrawal Benefits	(241)	231	—	—	(65)	—	—	—	(75)
Equity Linked Notes	(33)	(4)	—	—	37	—	—	—	—
Total Other Policyholder Funds and Benefits Payable	(274)	227	—	—	(28)	—	—	—	(75)
Total Liabilities	$(274)	$227	$—	$—	$(28)	$—	$—	$—	$(75)

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Fair Value Roll-forwards for Financial Instruments Classified as Level 3 for the Year Ended December 31, 2016

		Total realized/ unrealized gains (losses)
	Fair value as of January 1, 2016	Included in net income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair value as of December 31, 2016
Assets
Fixed Maturities, AFS
ABS	$5	$—	$—	$35	$(2)	$(2)	$5	$(4)	$37
CDOs	330	(1)	(14)	62	(117)	—	—	—	260
CMBS	62	—	(2)	43	(13)	(2)	—	(67)	21
Corporate	534	(6)	10	87	(63)	(126)	368	(238)	566
Foreign Govt./Govt. Agencies	17	—	1	8	(4)	(5)	—	—	17
Municipal	49	—	—	16	(1)	—	8	—	72
RMBS	628	(1)	4	268	(154)	(26)	2	(10)	711
Total Fixed Maturities, AFS	1,625	(8)	(1)	519	(354)	(161)	383	(319)	1,684
Fixed Maturities, FVO	2	—	—	1	—	(1)	—	(2)	—
Equity Securities, AFS	38	(1)	6	4	—	(3)	—	—	44
Freestanding Derivatives
Equity	—	(8)	—	8	—	—	—	—	—
Interest rate	(29)	(1)	—	—	—	—	—	—	(30)
GMWB hedging instruments	135	(60)	—	—	—	—	—	6	81
Macro hedge program	147	(38)	—	63	(6)	—	—	1	167
Total Freestanding Derivatives [5]	253	(107)	—	71	(6)	—	—	7	218
Reinsurance Recoverable for GMWB	83	(24)	—	—	14	—	—	—	73
Separate Accounts	139	(1)	(3)	320	(15)	(78)	17	(178)	201
Total Assets	$2,140	$(141)	$2	$915	$(361)	$(243)	$400	$(492)	$2,220
(Liabilities)
Other Policyholder Funds and Benefits Payable
Guaranteed Withdrawal Benefits	(262)	88	—	—	(67)	—	—	—	(241)
Equity Linked Notes	(26)	(7)	—	—	—	—	—	—	(33)
Total Other Policyholder Funds and Benefits Payable	(288)	81	—	—	(67)	—	—	—	(274)
Total Liabilities	$(288)	$81	$—	$—	$(67)	$—	$—	$—	$(274)

[1]         The Company classifies realized and unrealized gains (losses) on GMWB reinsurance derivatives and GMWB embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

[2]         Amounts in these rows are generally reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.

[3]         All amounts are before income taxes and amortization of DAC.

[4]         Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.

[5]         Derivative instruments are reported in this table on a net basis for asset (liability) positions and reported in the Consolidated Balance Sheets in other investments and other liabilities.

[6]   Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Changes in Unrealized Gains (Losses) included in Net Income for Financial Instruments Classified as Level 3 Still Held at Year End

	December 31, 2017 [1] [2]	December 31, 2016 [1] [2]
Assets
Fixed Maturities, AFS
CMBS	$—	$(1)
Corporate	(1)	(13)
Total Fixed Maturities, AFS	(1)	(14)
Equity Securities, AFS	—	(1)
Freestanding Derivatives
Interest Rate	1	—
GMWB hedging instruments	(61)	(52)
Macro hedge program	(77)	(33)
Total Freestanding Derivatives	(137)	(85)
Reinsurance Recoverable for GMWB	(52)	(24)
Separate Accounts	1	—
Total Assets	$(189)	$(124)
(Liabilities)
Other Policyholder Funds and Benefits Payable
Guaranteed Withdrawal Benefits	$231	$88
Equity Linked Notes	(4)	(7)
Total Other Policyholder Funds and Benefits Payable	227	81
Total Liabilities	$227	$81

[1]        All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.

[2]        Amounts presented are for Level 3 only and therefore may not agree to other disclosures included herein.

Fair Value Option

The Company has elected the fair value option for certain securities that contain embedded credit derivatives with underlying credit risk, related to residential real estate, and these securities are included within Fixed Maturities, FVO on the Consolidated Balance Sheets.

The Company also previously elected the fair value option for certain equity securities in order to align the accounting with total return swap contracts that hedged the risk associated with the investments. The swaps did not qualify for hedge accounting and the change in value of both the equity securities and the total return swaps were recorded in net realized capital gains and losses. These equity securities were classified within equity securities, AFS on the Consolidated Balance Sheets. Income earned from FVO securities was recorded in net investment income and changes in fair value were recorded in net realized capital gains and losses. The Company did not hold any of these equity securities as of December 31, 2017 or December 31, 2016.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Changes in Fair Value of Assets using the Fair Value Option

	For the year ended December 31,
	2017	2016	2015
Assets
Fixed maturities, FVO
CDOs	$—	$—	$1
Corporate	—	—	(3)
Foreign government	—	—	2
RMBS	—	3	—
Total fixed maturities, FVO	$—	$3	$—
Equity, FVO	1	(34)	(12)
Total realized capital gains (losses)	$1	$(31)	$(12)

Fair Value of Assets and Liabilities using the Fair Value Option

	As of December 31,
	2017	2016
Assets
Fixed maturities, FVO
RMBS	$32	$82
Total fixed maturities, FVO	$32	$82

Financial Assets and Liabilities Not Carried at Fair Value

	Fair Value Hierarchy Level	Carrying Amount	Fair Value
	December 31, 2017
Assets
Policy loans	Level 3	$1,432	$1,432
Mortgage loans	Level 3	$2,872	$2,941
Liabilities
Other policyholder funds and benefits payable [1]	Level 3	$5,905	$6,095
Consumer notes [2] [3]	Level 3	$8	$8
Assumed investment contracts [3]	Level 3	$342	$361
	December 31, 2016
Assets
Policy loans	Level 3	$1,442	$1,442
Mortgage loans	Level 3	$2,811	$2,843
Liabilities
Other policyholder funds and benefits payable [1]	Level 3	$6,436	$6,626
Consumer notes [2] [3]	Level 3	$20	$20
Assumed investment contracts [3]	Level 3	$487	$526

[1]        Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

[2]        Excludes amounts carried at fair value and included in preceding disclosures.

[3]        Included in other liabilities in the Consolidated Balance Sheets.

Fair values for policy loans were determined using current loan coupon rates, which reflect the current rates available under the contracts. As a result, the fair value approximates the carrying value of the policy loans.

Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Fair values for other policyholder funds and benefits payable and assumed investment contracts, not carried at fair value, are estimated based on the cash surrender values of the underlying policies or by estimating future cash flows discounted at current interest rates adjusted for credit risk.

Fair values for consumer notes were estimated using discounted cash flow calculations using current interest rates adjusted for estimated loan durations.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments

Net Investment Income

	For the years ended December 31,
(Before-tax)	2017	2016	2015
Fixed maturities [1]	$995	$1,049	$1,095
Equity securities	9	8	7
Mortgage loans	124	135	152
Policy loans	79	83	82
Limited partnerships and other alternative investments	75	86	97
Other investments [2]	54	64	82
Investment expenses	(55)	(52)	(59)
Total net investment income	$1,281	$1,373	$1,456

[1]        Includes net investment income on short-term investments.

[2]        Includes income from derivatives that hedge fixed maturities and qualify for hedge accounting.

Net Realized Capital Losses

	For the years ended December 31,
(Before-tax)	2017	2016	2015
Gross gains on sales	$226	$211	$239
Gross losses on sales	(58)	(93)	(211)
Net OTTI losses recognized in earnings	(14)	(28)	(61)
Valuation allowances on mortgage loans	2	—	(4)
Results of variable annuity hedge program
GMWB derivatives, net	48	(38)	(87)
Macro hedge program	(260)	(163)	(46)
Total results of variable annuity hedge program	(212)	(201)	(133)
Transactional foreign currency revaluation	(1)	(70)	(4)
Non-qualifying foreign currency derivatives	(5)	57	(16)
Other, net [1]	2	(39)	44
Net realized capital losses	$(60)	$(163)	$(146)

[1]      Includes non-qualifying derivatives, excluding variable annuity hedge program and foreign currency derivatives, of $(13), $(12), and $46, respectively for 2017, 2016 and 2015.

Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Before tax, net gains and losses on sales and impairments previously reported as unrealized gains or losses in AOCI were $153, $89 and $(27) for the years ended December 31, 2017, 2016 and 2015, respectively.

Sales of AFS Securities

	For the years ended December 31,
	2017	2016	2015
Fixed maturities, AFS
Sale proceeds	$7,979	$7,409	$9,454
Gross gains	211	206	195
Gross losses	(56)	(85)	(161)
Equity securities, AFS
Sale proceeds	$203	$321	$586
Gross gains	13	4	26
Gross losses	(1)	(8)	(26)

Sales of AFS securities in 2017 were primarily a result of duration and liquidity management, as well as tactical changes to the portfolio as a result of changing market conditions.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

Recognition and Presentation of Other-Than-Temporary Impairments

The Company will record an other-than-temporary impairment (“OTTI”) for fixed maturities and certain equity securities with debt-like characteristics (collectively “debt securities”) if the Company intends to sell or it is more likely than not that the Company will be required to sell the security before a recovery in value. A corresponding charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security.

The Company will also record an OTTI for those debt securities for which the Company does not expect to recover the entire amortized cost basis. For these securities, the excess of the amortized cost basis over its fair value is separated into the portion representing a credit OTTI, which is recorded in net realized capital losses, and the remaining non-credit amount, which is recorded in OCI. The credit OTTI amount is the excess of its amortized cost basis over the Company’s best estimate of discounted expected future cash flows. The non-credit amount is the excess of the best estimate of the discounted expected future cash flows over the fair value. The Company’s best estimate of discounted expected future cash flows becomes the new cost basis and accretes prospectively into net investment income over the estimated remaining life of the security.

The Company’s best estimate of expected future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions regarding the future performance. The Company considers, but is not limited to (a) changes in the financial condition of the issuer and the underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments, (c) credit ratings, (d) payment structure of the security and (e) the extent to which the fair value has been less than the amortized cost of the security.

For non-structured securities, assumptions include, but are not limited to, economic and industry-specific trends and fundamentals, security-specific developments, industry earnings multiples and the issuer’s ability to restructure and execute asset sales.

For structured securities, assumptions include, but are not limited to, various performance indicators such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, loan-to-value (“LTV”) ratios, average cumulative collateral loss rates that vary by vintage year, prepayment speeds, and property value declines. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value.

The Company will also record an OTTI for equity securities where the decline in the fair value is deemed to be other-than-temporary. A corresponding charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the new cost basis. The Company’s evaluation and assumptions used to determine an equity OTTI include, but is not limited to, (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on preferred stock dividends and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. For the remaining equity securities which are determined to be temporarily impaired, the Company asserts its intent and ability to retain those equity securities until the price recovers.

Impairments in Earnings by Type

	For the years ended December 31,
	2017	2016	2015
Intent-to-sell impairments	$—	$4	$24
Credit impairments	14	22	23
Impairments on equity securities	—	2	14
Total impairments	$14	$28	$61

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

Cumulative Credit Impairments

	For the years ended December 31,
(Before-tax)	2017	2016	2015
Balance as of beginning of period	$(170)	$(211)	$(296)
Additions for credit impairments recognized on [1]:
Securities not previously impaired	(1)	(9)	(11)
Securities previously impaired	(13)	(13)	(12)
Reductions for credit impairments previously recognized on:
Securities that matured or were sold during the period	82	44	58
Securities the Company made the decision to sell or more likely than not will be required to sell	—	—	1
Securities due to an increase in expected cash flows	14	19	49
Balance as of end of period	$(88)	$(170)	$(211)

[1]        These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.

Available-for-Sale Securities

AFS Securities by Type
	December 31, 2017					December 31, 2016
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non- Credit OTTI [1]	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non- Credit OTTI [1]
ABS	$821	$9	$(11)	$819	$—	$1,011	$9	$(27)	$993	$—
CDOs	886	2	—	888	—	893	49	(2)	940	—
CMBS	2,061	45	(22)	2,084	(1)	2,135	45	(34)	2,146	(1)
Corporate	12,587	1,483	(32)	14,038	—	13,677	1,111	(95)	14,693	—
Foreign govt./govt. agencies	379	30	(2)	407	—	337	18	(10)	345	—
Municipal	1,125	142	(1)	1,266	—	1,098	97	(6)	1,189	—
RMBS	1,388	41	(2)	1,427	—	1,742	34	(16)	1,760	—
U.S. Treasuries	1,667	206	(3)	1,870	—	1,614	153	(14)	1,753	—
Total fixed maturities, AFS	20,914	1,958	(73)	22,799	(1)	22,507	1,516	(204)	23,819	(1)
Equity securities, AFS	140	14	—	154	—	142	12	(2)	152	—
Total AFS securities	$21,054	$1,972	$(73)	$22,953	$(1)	$22,649	$1,528	$(206)	$23,971	$(1)

[1] Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2017 and 2016.

Fixed maturities, AFS, by Contractual Maturity Year

	December 31, 2017		December 31, 2016
Contractual Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
One year or less	$844	$850	$722	$727
Over one year through five years	3,498	3,580	4,184	4,301
Over five years through ten years	3,178	3,321	3,562	3,649
Over ten years	8,238	9,830	8,258	9,303
Subtotal	15,758	17,581	16,726	17,980
Mortgage-backed and asset-backed securities	5,156	5,218	5,781	5,839
Total fixed maturities, AFS	$20,914	$22,799	$22,507	$23,819

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment speeds (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

Concentration of Credit Risk

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

The Company had no investment exposure to any credit concentration risk of a single issuer greater than 10% of the Company’s stockholder’s equity, other than the U.S. government and certain U.S. government securities as of December 31, 2017 or December 31, 2016. As of December 31, 2017, other than U.S. government and certain U.S. government agencies, the Company’s three largest exposures by issuer were HSBC Holdings PLC, Microsoft Corporation, and National Grid PLC, which each comprised less than 1% of total invested assets. As of December 31, 2016, other than U.S. government and certain U.S. government agencies, the Company’s three largest exposures by issuer were National Grid PLC, HSBC Holdings PLC, and Oracle Corp., which each comprised less than 1% of total invested assets.

The Company’s three largest exposures by sector as of December 31, 2017, were financial services, utilities, and CMBS which comprised approximately 9%, 9% and 7%, respectively, of total invested assets. The Company’s three largest exposures by sector as of December 31, 2016 were financial services, utilities, and consumer non-cyclical which comprised approximately 10%, 9% and 7%, respectively, of total invested assets.

Unrealized Losses on AFS Securities

Unrealized Loss Aging for AFS Securities by Type and Length of Time as of December 31, 2017

	Less Than 12 Months			12 Months or More			Total

	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses
ABS	$158	$157	$(1)	$219	$209	$(10)	$377	$366	$(11)
CDOs	242	242	—	37	37	—	279	279	—
CMBS	524	517	(7)	346	331	(15)	870	848	(22)
Corporate	1,082	1,074	(8)	779	755	(24)	1,861	1,829	(32)
Foreign govt./govt. agencies	60	59	(1)	35	34	(1)	95	93	(2)
Municipal	9	9	—	10	9	(1)	19	18	(1)
RMBS	288	287	(1)	28	27	(1)	316	314	(2)
U.S. Treasuries	382	380	(2)	38	37	(1)	420	417	(3)
Total fixed maturities, AFS	2,745	2,725	(20)	1,492	1,439	(53)	4,237	4,164	(73)
Equity securities, AFS	6	6	—	3	3	—	9	9	—
Total securities in an unrealized loss position	$2,751	$2,731	$(20)	$1,495	$1,442	$(53)	$4,246	$4,173	$(73)

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

Unrealized Loss Aging for AFS Securities by Type and Length of Time as of December 31, 2016

	Less Than 12 Months			12 Months or More			Total
	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses
ABS	$249	$248	$(1)	$265	$239	$(26)	$514	$487	$(27)
CDOs	325	325	—	210	208	(2)	535	533	(2)
CMBS	1,058	1,030	(28)	139	133	(6)	1,197	1,163	(34)
Corporate	2,535	2,464	(71)	402	378	(24)	2,937	2,842	(95)
Foreign govt./govt. agencies	164	155	(9)	6	5	(1)	170	160	(10)
Municipal	166	160	(6)	—	—	—	166	160	(6)
RMBS	548	535	(13)	198	195	(3)	746	730	(16)
U.S. Treasuries	385	371	(14)	—	—	—	385	371	(14)
Total fixed maturities, AFS	5,430	5,288	(142)	1,220	1,158	(62)	6,650	6,446	(204)
Equity securities, AFS	59	57	(2)	5	5	—	64	62	(2)
Total securities in an unrealized loss position	$5,489	$5,345	$(144)	$1,225	$1,163	$(62)	$6,714	$6,508	$(206)

As of December 31, 2017, AFS securities in an unrealized loss position consisted of 1,254 securities, primarily in the corporate and CMBS sector, which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2017, 93% of these securities were depressed less than 20% of cost or amortized cost. The improvement in unrealized losses during 2017 was primarily attributable to tighter credit spreads.

Most of the securities depressed for twelve months or more primarily relate to student loan ABS, structured securities with exposure to commercial real estate, and corporate securities. Student loan ABS were primarily depressed because the securities have floating-rate coupons and have long-dated maturities, and current credit spreads are wider than when these securities were purchased. Corporate securities and commercial real estate securities were primarily depressed because current market spreads are wider than spreads at the securities’ respective purchase dates. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined in the preceding discussion.

Mortgage Loans

Mortgage Loan Valuation Allowances

Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. The Company reviews mortgage loans on a quarterly basis to identify potential credit losses. Among other factors, management reviews current and projected macroeconomic trends, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios (“DSCR”). In addition, the Company considers historical, current and projected delinquency rates and property values. Estimates of collectibility require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, cash flow projections may change based upon new information about the borrower’s ability to pay and/or the value of underlying collateral such as changes in projected property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and estimated value. The mortgage loan’s estimated value is most frequently the Company’s share of the fair value of the collateral but may also be the Company’s share of either (a) the present value of the expected future cash flows discounted at the loan’s effective interest rate or (b) the loan’s observable market price. A valuation allowance may be recorded for an individual loan or for a group of loans that have an LTV ratio of 90% or greater, a low DSCR or have other lower credit quality characteristics. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the borrowers continue to make payments under the original or restructured loan terms. The Company stops accruing interest income on loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement. The company resumes accruing interest income when it determines that sufficient collateral exists to satisfy the full amount of the loan principal and interest payments and when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

As of December 31, 2017, commercial mortgage loans had an amortized cost and carrying value of $2.9 billion, with no valuation allowance. As of December 31, 2016, commercial mortgage loans had an amortized cost of $2.8 billion, with a valuation allowance of $19 and a carrying value of $2.8 billion. Amortized cost represents carrying value prior to valuation allowances, if any.

As of December 31, 2017 and 2016, the carrying value of mortgage loans that had a valuation allowance was $0 and $31, respectively. There were no mortgage loans held-for-sale as of December 31, 2017 or December 31, 2016. As of December 31, 2017, the Company had an immaterial amount of mortgage loans that have had extensions or restructurings other than what is allowable under the original terms of the contract.

Valuation Allowance Activity

	For the years ended December 31,
	2017	2016	2015
Balance as of January 1	$(19)	$(19)	$(15)
(Additions)/Reversals	(1)	—	(4)
Deductions	20	—	—
Balance as of December 31	$—	$(19)	$(19)

The weighted-average LTV ratio of the Company’s commercial mortgage loan portfolio was 49% as of December 31, 2017, while the weighted-average LTV ratio at origination of these loans was 63%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan collateral values are updated no less than annually through reviews of the underlying properties. Factors considered in estimating property values include, among other things, actual and expected property cash flows, geographic market data and the ratio of the property’s net operating income to its value. DSCR compares a property’s net operating income to the borrower’s principal and interest payments. The weighted average DSCR of the Company’s commercial mortgage loan portfolio was 2.65x as of December 31, 2017. As of December 31, 2017 the Company held no delinquent commercial mortgages loan past due by 90 days or more. As of December 31, 2016, the Company held one delinquent commercial mortgage loan past due by 90 days or more. The loan had a total carrying value and valuation allowance of $15 and $16, respectively, and was not accruing income. Following the conclusion of the loan’s foreclosure process, the property transferred at its carrying value, net of the valuation allowance, to a real-estate owned investment during 2017. As of December 31, 2017, the real-estate owned investment had a total carrying value of $15.

Commercial Mortgage Loans Credit Quality

	December 31, 2017		December 31, 2016
Loan-to-value	Carrying Value	Avg. Debt-Service Coverage Ratio	Carrying Value	Avg. Debt-Service Coverage Ratio
Greater than 80%	$5	1.26x	$20	0.59x
65% - 80%	125	1.88x	182	2.17x
Less than 65%	2,742	2.69x	2,609	2.61x
Total commercial mortgage loans	$2,872	2.65x	$2,811	2.55x

Mortgage Loans by Region

	December 31, 2017		December 31, 2016

	Carrying Value	Percent of Total	Carrying Value	Percent of Total
East North Central	$62	2.1%	$54	1.9%
East South Central	14	0.5%	14	0.5%
Middle Atlantic	291	10.1%	237	8.4%
New England	92	3.2%	93	3.3%
Pacific	838	29.2%	814	29.0%
South Atlantic	608	21.2%	613	21.8%
West South Central	195	6.8%	128	4.6%
Other [1]	772	26.9%	858	30.5%
Total mortgage loans	$2,872	100%	$2,811	100%

[1]   Primarily represents loans collateralized by multiple properties in various regions.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

Mortgage Loans by Property Type

	December 31, 2017		December 31, 2016

	Carrying Value	Percent of Total	Carrying Value	Percent of Total
Commercial
Industrial	$743	25.9%	$793	28.2%
Lodging	24	0.8%	25	0.9%
Multifamily	662	23.0%	535	19.0%
Office	685	23.9%	605	21.5%
Retail	557	19.4%	611	21.8%
Other	201	7.0%	242	8.6%
Total mortgage loans	$2,872	100%	$2,811	100%

Variable Interest Entities

The Company is engaged with various special purpose entities and other entities that are deemed to be VIEs primarily as an investor through normal investment activities.

A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest, such as simple majority kick-out rights, or lacks sufficient funds to finance its own activities without financial support provided by other entities. The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company’s assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company’s Condensed Consolidated Financial Statements. As of December 31, 2017 and December 31, 2016 the Company did not hold any VIEs for which it was the primary beneficiary.

Non-Consolidated VIEs

The Company, through normal investment activities, makes passive investments in limited partnerships and other alternative investments. Upon the adoption of the new consolidation guidance discussed above, these investments are now considered VIEs. For these non-consolidated VIEs, the Company has determined it is not the primary beneficiary as it has no ability to direct activities that could significantly affect the economic performance of the investments. The Company’s maximum exposure to loss as of December 31, 2017 and December 31, 2016 is limited to the total carrying value of $900 and $859, respectively, which are included in limited partnerships and other alternative investments in the Company’s Consolidated Balance Sheets. As of December 31, 2017 and December 31, 2016, the Company has outstanding commitments totaling $673 and $497, respectively, whereby the Company is committed to fund these investments and may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. These investments are generally of a passive nature in that the Company does not take an active role in management.

In addition, the Company also makes passive investments in structured securities issued by VIEs for which the Company is not the manager. These investments are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company’s Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company’s investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company’s obligation to absorb losses or right to receive benefits and the Company’s inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company’s maximum exposure to loss on these investments is limited to the amount of the Company’s investment.

Securities Lending, Repurchase Agreements and Other Collateral Transactions

The Company enters into securities financing transactions as a way to earn additional income or manage liquidity, primarily through securities lending and repurchase agreements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

Securities Lending

Under a securities lending program, the Company lends certain fixed maturities within the corporate, foreign government/government agencies, and municipal sectors as well as equity securities to qualifying third-party borrowers in return for collateral in the form of cash or securities. For domestic and non-domestic loaned securities, respectively, borrowers provide collateral of 102% and 105% of the fair value of the securities lent at the time of the loan. Borrowers will return the securities to the Company for cash or securities collateral at maturity dates generally of 90 days or less. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, except in the event of default by the counterparty, and is not reflected on the Company’s Condensed Consolidated Balance Sheets. Additional collateral is obtained if the fair value of the collateral falls below 100% of the fair value of the loaned securities. The agreements provide the counterparty the right to sell or re-pledge the securities loaned. If cash, rather than securities, is received as collateral, the cash is typically invested in short-term investments or fixed maturities and is reported as an asset on the Company’s Condensed Consolidated Balance Sheets. Income associated with securities lending transactions is reported as a component of net investment income in the Company’s Condensed Consolidated Statements of Operations.

Repurchase Agreements

From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. These transactions generally have a contractual maturity of ninety days or less. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect to their obligations in the event of a default. Although the Company has the contractual right to offset claims, the Company’s current positions do not meet the specific conditions for net presentation.

Under repurchase agreements, the Company transfers collateral of U.S. government and government agency securities and receives cash. For repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities and is reported as an asset on the Company’s Condensed Consolidated Balance Sheets. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in fixed maturities, AFS with the obligation to repurchase those securities recorded in other liabilities on the Company’s Condensed Consolidated Balance Sheets.

From time to time, the Company enters into reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. The agreements require additional collateral to be transferred to the Company when necessary and the Company has the right to sell or re-pledge the securities received. The Company accounts for reverse repurchase agreements as collateralized financing.

Securities Lending and Repurchase Agreements

	December 31, 2017	December 31, 2016
	Fair Value	Fair Value
Securities Lending Transactions:
Gross amount of securities on loan	$674	$435
Gross amount of associated liability for collateral received [1]	$689	$446

Repurchase agreements:
Gross amount of recognized liabilities for repurchase agreements	$202	$118
Gross amount of collateral pledged related to repurchase agreements [2]	$206	$121

[1]        Cash collateral received is reinvested in fixed maturities, AFS and short term investments which are included in the Condensed Consolidated Balance Sheets. Amount includes additional securities collateral received of $1 and $26 million which are excluded from the Company’s Condensed Consolidated Balance Sheets as of December 31, 2017 and December 31, 2016, respectively.

[2]        Collateral pledged is included within fixed maturities, AFS and short term investments in the Company’s Condensed Consolidated Balance Sheets.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

Other Collateral Transactions

The Company is required by law to deposit securities with government agencies in certain states in which it conducts business. As of December 31, 2017 and December 31, 2016, the fair value of securities on deposit was $22 and $21, respectively.

For disclosure of collateral in support of derivative transactions, refer to the Derivative Collateral Arrangements section of Note 4 - Derivative Instruments.

Equity Method Investments

The majority of the Company’s investments in limited partnerships and other alternative investments, including hedge funds, mortgage and real estate funds, and private equity and other funds (collectively, “limited partnerships”), are accounted for under the equity method of accounting. The Company’s maximum exposure to loss as of December 31, 2017 is limited to the total carrying value of $1.0 billion. In addition, the Company has outstanding commitments totaling approximately $683, to fund limited partnership and other alternative investments as of December 31, 2017. The Company’s investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2017, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company’s pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company’s limited partnership investments. This aggregated summarized financial data does not represent the Company’s proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $161.1 billion and $100.6 billion as of December 31, 2017 and 2016, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $46.5 billion and $17.6 billion as of December 31, 2017 and 2016, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $1.8 billion, $0.9 billion and $0.8 billion for the periods ended December 31, 2017, 2016 and 2015, respectively. Aggregate net income of the limited partnerships in which the Company invested totaled $8.1 billion, $7.4 billion, and $5.2 billion for the periods ended December 31, 2017, 2016 and 2015, respectively. As of, and for the period ended, December 31, 2017, the aggregated summarized financial data reflects the latest available financial information.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Derivatives

Derivative Instruments

The Company utilizes a variety of OTC, OTC-cleared and exchange traded derivative instruments as a part of its overall risk management strategy as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, commodity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company’s investment policies. The Company also may enter into and has previously issued financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or as embedded derivative instruments, such as certain GMWB riders included with certain variable annuity products.

Strategies that Qualify for Hedge Accounting

Some of the Company’s derivatives satisfy hedge accounting requirements as outlined in Note 1 of these financial statements. Typically, these hedging instruments include interest rate swaps and, to a lesser extent, foreign currency swaps where the terms or expected cash flows of the hedged item closely match the terms of the swap. The interest rate swaps are typically used to manage interest rate duration of certain fixed maturity securities or liability contracts. The hedge strategies by hedge accounting designation include:

Cash Flow Hedges

Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives primarily convert interest receipts on floating-rate fixed maturity securities to fixed rates. The Company has also entered into forward starting swap agreements to hedge the interest rate exposure related to the future purchase of fixed-rate securities, primarily to hedge interest rate risk inherent in the assumptions used to price certain product liabilities.

Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.

Fair Value Hedges

The Company previously used interest rate swaps to hedge the changes in fair value of fixed maturity securities due to fluctuations in interest rates. These swaps were typically used to manage interest rate duration.

Non-qualifying Strategies

Derivative relationships that do not qualify for hedge accounting (“non-qualifying strategies”) primarily include the hedge program for the Company’s variable annuity products as well as the hedging and replication strategies that utilize credit default swaps. In addition, hedges of interest rate, foreign currency and equity risk of certain fixed maturities, equities and liabilities do not qualify for hedge accounting.

The non-qualifying strategies include:

Credit Contracts

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in the value of fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity or referenced index as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract. In addition, the Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

Interest Rate Swaps, Swaptions, and Futures

The Company uses interest rate swaps, swaptions, and futures to manage interest rate duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of both December 31, 2017 and 2016, the notional amount of interest rate swaps in offsetting relationships was $2.7 billion.

Foreign Currency Swaps and Forwards

The Company enters into foreign currency swaps to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars. The Company also enters into foreign currency forwards to hedge non-U.S. dollar denominated cash and, previously, to hedge equity securities.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Derivatives (continued)

Fixed Payout Annuity Hedge

The Company has obligations for certain yen denominated fixed payout annuities under an assumed reinsurance contract. The Company invests in U.S. dollar denominated assets to support the assumed reinsurance liability. The Company has in place pay U.S. dollar, receive yen swap contracts to hedge the currency and yen interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments.

Equity Index Swaps and Options

The Company enters into equity index options to hedge the impact of a decline in the equity markets on the investment portfolio. The Company previously entered into total return swaps to hedge equity risk of specific common stock investments which were accounted for using fair value option in order to align the accounting treatment within net realized capital gains (losses). In addition, the Company formerly offered certain equity indexed products that remain in force, a portion of which contained embedded derivatives that require changes in value to be bifurcated from the host contract. The Company uses equity index swaps to economically hedge the equity volatility risk associated with the equity indexed products.

Commodity Contracts

The Company has used put option contracts on oil futures to partially offset potential losses related to certain fixed maturity securities that could be impacted by changes in oil prices. These options were terminated at the end of 2015.

GMWB Derivatives, net

The Company formerly offered certain variable annuity products with GMWB riders. The GMWB product is a bifurcated embedded derivative (“GMWB product derivatives”) that has a notional value equal to the GRB. The Company uses reinsurance contracts to transfer a portion of its risk of loss due to GMWB. The reinsurance contracts covering GMWB (“GMWB reinsurance contracts”) are accounted for as free-standing derivatives with a notional amount equal to the GRB reinsured.

The Company utilizes derivatives (“GMWB hedging instruments”) as part of a dynamic hedging program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders. The GMWB hedging instruments hedge changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rate swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index. The Company retains the risk for differences between assumed and actual policyholder behavior and between the performance of the actively managed funds underlying the separate accounts and their respective indices.

GMWB Hedging Instruments

	Notional Amount		Fair Value
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Customized swaps	$5,023	$5,191	$59	$100
Equity swaps, options, and futures	1,407	1,362	(31)	(27)
Interest rate swaps and futures	3,022	3,703	39	21
Total	$9,452	$10,256	$67	$94

Macro Hedge Program

The Company utilizes equity swaps, options, forwards and futures to provide partial protection against the statutory tail scenario risk arising from GMWB and the GMDB liabilities on the Company’s statutory surplus. These derivatives cover some of the residual risks not otherwise covered by the dynamic hedging program.

Modified Coinsurance Reinsurance Contracts

As of December 31, 2017 and 2016, the Company had approximately $861 and $875, respectively, of invested assets supporting other policyholder funds and benefits payable reinsured under a modified coinsurance arrangement in connection with the sale of the Individual Life business, which was structured as a reinsurance transaction. The assets are primarily held in a trust established by the Company. The Company pays or receives cash quarterly to settle the operating results of the reinsured business, including the investment results. As a result of this modified coinsurance arrangement, the Company has an embedded derivative that transfers to the reinsurer certain unrealized changes in fair value of investments subject to interest rate and credit risk. The notional amount of the embedded derivative reinsurance contracts are the invested assets which are carried at fair value and support the reinsured reserves.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Derivatives (continued)

Derivative Balance Sheet Classification

For reporting purposes, the Company has elected to offset within assets or liabilities based upon the net of the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset. The following fair value amounts do not include income accruals or related cash collateral receivables and payables, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company’s separate accounts, where the associated gains and losses accrue directly to policyholders are not included in the table below. The Company’s derivative instruments are held for risk management purposes, unless otherwise noted in the following table. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company’s derivative activity. Notional amounts are not necessarily reflective of credit risk. The following tables exclude investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 2 - Fair Value Measurements of Notes to the Consolidated Financial Statements.

	Net Derivatives				Asset Derivatives		Liability Derivatives
	Notional Amount		Fair Value		Fair Value		Fair Value
Hedge Designation/ Derivative Type	Dec 31, 2017	Dec 31, 2016	Dec 31, 2017	Dec 31, 2016	Dec 31, 2017	Dec 31, 2016	Dec 31, 2017	Dec 31, 2016
Cash flow hedges
Interest rate swaps	$1,486	$1,794	$—	$7	$6	$9	$(6)	$(2)
Foreign currency swaps	182	164	(12)	(16)	5	10	(17)	(26)
Total cash flow hedges	1,668	1,958	(12)	(9)	11	19	(23)	(28)
Non-qualifying strategies
Interest rate contracts
Interest rate swaps and futures	3,219	2,774	(356)	(411)	339	249	(695)	(660)
Foreign exchange contracts
Foreign currency swaps and forwards	342	382	(6)	36	—	36	(6)	—
Fixed payout annuity hedge	540	804	(170)	(263)	—	—	(170)	(263)
Credit contracts
Credit derivatives that purchase credit protection	80	131	(3)	(3)	—	—	(3)	(3)
Credit derivatives that assume credit risk [1]	380	458	3	4	9	5	(6)	(1)
Credit derivatives in offsetting positions	200	1,006	1	(1)	9	16	(8)	(17)
Equity contracts
Equity index swaps and options	—	100	—	—	—	33	—	(33)
Variable annuity hedge program
GMWB product derivatives [2]	11,390	13,114	(75)	(241)	—	—	(75)	(241)
GMWB reinsurance contracts	2,372	2,709	35	73	35	73	—	—
GMWB hedging instruments	9,452	10,256	67	94	120	190	(53)	(96)
Macro hedge program	7,252	6,532	23	178	45	201	(22)	(23)
Other
Modified coinsurance reinsurance contracts	861	875	55	68	55	68	—	—
Total non-qualifying strategies	36,088	39,141	(426)	(466)	612	871	(1,038)	(1,337)
Total cash flow hedges, fair value hedges, and non-qualifying strategies	$37,756	$41,099	$(438)	$(475)	$623	$890	$(1,061)	$(1,365)
Balance Sheet Location
Fixed maturities, available-for-sale	$39	$121	$—	$—	$—	$—	$—	$—
Other investments	10,340	12,732	135	235	302	325	(167)	(90)
Other liabilities	12,754	11,498	(588)	(577)	231	424	(819)	(1,001)
Reinsurance recoverables	3,233	3,584	90	141	90	141	—	—
Other policyholder funds and benefits payable	11,390	13,164	(75)	(274)	—	—	(75)	(274)
Total derivatives	$37,756	$41,099	$(438)	$(475)	$623	$890	$(1,061)	$(1,365)

[1]        The derivative instruments related to this strategy are held for other investment purposes.

[2]        These derivatives are embedded within liabilities and are not held for risk management purposes.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Derivatives (continued)

Offsetting of Derivative Assets/Liabilities

The following tables present the gross fair value amounts, the amounts offset, and net position of derivative instruments eligible for offset in the Company’s Consolidated Balance Sheets. Amounts offset include fair value amounts, income accruals and related cash collateral receivables and payables associated with derivative instruments that are traded under a common master netting agreement, as described in the preceding discussion. Also included in the tables are financial collateral receivables and payables, which are contractually permitted to be offset upon an event of default, although are disallowed for offsetting under U.S. GAAP.

	(i)	(ii)	(iii) = (i) - (ii)			(v) = (iii) - (iv)

			Net Amounts Presented in the Statement of Financial Position		Collateral Disallowed for Offset in the Statement of Financial Position
	Gross Amounts of Recognized Assets (Liabilities)	Gross Amounts Offset in the Statement of Financial Position	Derivative Assets [1] (Liabilities) [2]	Accrued Interest and Cash Collateral (Received) [3] Pledged [2]	Financial Collateral (Received) Pledged [4]	Net Amount
As of December 31, 2017
Other investments	$533	$491	$135	$(93)	$—	$42
Other liabilities	(986)	(307)	(588)	(91)	(674)	(5)
As of December 31, 2016
Other investments	$749	$588	$235	$(74)	$101	$60
Other liabilities	(1,091)	(396)	(577)	(118)	(655)	(40)

[1]        Included in other invested assets in the Company’s Consolidated Balance Sheets.

[2]        Included in other liabilities in the Company’s Consolidated Balance Sheets and is limited to the net derivative receivable associated with each counterparty.

[3]        Included in other investments in the Company’s Consolidated Balance Sheets and is limited to the net derivative payable associated with each counterparty.

[4]        Excludes collateral associated with exchange-traded derivative instruments.

Cash Flow Hedges

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current period earnings. All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.

Derivatives in Cash Flow Hedging Relationships

	Gain (Loss) Recognized in OCI on Derivative (Effective Portion)
	2017	2016	2015
Interest rate swaps	$(13)	$(16)	$3
Foreign currency swaps	4	2	—
Total	$(9)	$(14)	$3

Derivatives in Cash Flow Hedging Relationships
		Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
		2017	2016	2015
Interest rate swaps	Net realized capital (losses) gains	$(1)	$1	$(1)
Interest rate swaps	Net investment income	26	25	33
Foreign currency swaps	Net realized capital gains (losses)	11	(2)	(9)
Total		$36	$24	$23

During the years ended December 31, 2017, 2016, and 2015, the Company had no ineffectiveness recognized in income within net realized gains (losses).

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Derivatives (continued)

As of December 31, 2017, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $54. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to net investment income over the term of the investment cash flows.

During the years ended December 31, 2017, 2016, and 2015, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

Fair Value Hedges

For derivative instruments that are designated and qualify as fair value hedges, the gain or loss on the derivatives as well as the offsetting loss or gain on the hedged items attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.

For the years ended December 31, 2017, 2016, and 2015, the Company recognized in income immaterial gains and (losses) for the ineffective portion of fair value hedges related to the derivative instrument and the hedged item.

Non-qualifying Strategies

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses).

Non-qualifying Strategies Gain (Loss) Recognized within Net Realized Capital Gains (Losses)
	December 31,
	2017	2016	2015
Variable annuity hedge program
GMWB product derivatives	$231	$88	$(59)
GMWB reinsurance contracts	(49)	(14)	17
GMWB hedging instruments	(134)	(112)	(45)
Macro hedge program	(260)	(163)	(46)
Total variable annuity hedge program	(212)	(201)	(133)
Foreign exchange contracts
Foreign currency swaps and forwards	(9)	32	5
Fixed payout annuity hedge	4	25	(21)
Total foreign exchange contracts	(5)	57	(16)
Other non-qualifying derivatives
Interest rate contracts
Interest rate swaps, swaptions, and futures	4	(18)	(7)
Credit contracts
Credit derivatives that purchase credit protection	(12)	(9)	3
Credit derivatives that assume credit risk	18	15	(4)
Equity contracts
Equity index swaps and options	3	30	19
Commodity contracts
Commodity options	—	—	(5)
Other
Modified coinsurance reinsurance contracts	(13)	(12)	46
Total other non-qualifying derivatives	(13)	(12)	46
Total [1]	$(217)	$(138)	$(97)

[1]        Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 2 - Fair Value Measurements.

Credit Risk Assumed through Credit Derivatives

The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that are permissible under the Company’s investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Derivatives (continued)

obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and CMBS issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

As of December 31, 2017

				Underlying Referenced Credit Obligation(s) [1]
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Weighted Average Years to Maturity	Type	Average Credit Rating	Offsetting Notional Amount [3]	Offsetting Fair Value [3]
Single name credit default swaps
Investment grade risk exposure	$120	$3	5 years	Corporate Credit/ Foreign Gov.	A-	$—	$—
Below investment grade risk exposure	43	—	Less than 1 Year	Corporate Credit	B	43	—
Basket credit default swaps [4]
Investment grade risk exposure	250	—	5 years	Corporate Credit	BBB+	—	—
Below investment grade risk exposure	22	2	3 years	Corporate Credit	B+	22	—
Investment grade risk exposure	15	(1)	4 years	CMBS Credit	A	5	—
Below investment grade risk exposure	30	(5)	Less than 1 Year	CMBS Credit	CCC	30	5
Total [5]	$480	$(1)				$100	$5

As of December 31, 2016

				Underlying Referenced Credit Obligation(s) [1]
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Weighted Average Years to Maturity	Type	Average Credit Rating	Offsetting Notional Amount [3]	Offsetting Fair Value [3]
Single name credit default swaps
Investment grade risk exposure	$88	$—	3 years	Corporate Credit/ Foreign Gov.	A	$45	$—
Below investment grade risk exposure	43	—	1 year	Corporate Credit	B-	43	—
Basket credit default swaps [4]
Investment grade risk exposure	493	5	3 years	Corporate Credit	BBB+	225	(1)
Below investment grade risk exposure	22	2	4 years	Corporate Credit	B	22	(2)
Investment grade risk exposure	158	(2)	2 years	CMBS Credit	AA+	111	1
Below investment grade risk exposure	57	(13)	1 year	CMBS Credit	CCC	57	13
Embedded credit derivatives
Investment grade risk exposure	100	100	Less than 1 year	Corporate Credit	A+	—	—
Total [5]	$961	$92				$503	$11

[1]        The average credit ratings are based on availability and are generally the midpoint of the available ratings among Moody’s, S&P, Fitch and Morningstar. If no rating is available from a rating agency, then an internally developed rating is used.

[2]        Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements, clearing house rules and applicable law which include collateral posting requirements. There is no additional specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

[3]        The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

[4]        Comprised of swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

[5]        Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 2 - Fair Value Measurements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Derivatives (continued)

Derivative Collateral Arrangements

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2017 and 2016, the Company pledged cash collateral associated with derivative instruments with a fair value of $32 and $134, respectively, for which the collateral receivable has been primarily included within other assets on the Company’s Consolidated Balance Sheets. As of December 31, 2017 and 2016, the Company also pledged securities collateral associated with derivative instruments with a fair value of $729 and $830, respectively, which have been included in fixed maturities on the Consolidated Balance Sheets. The counterparties have the right to sell or re-pledge these securities.

As of December 31, 2017 and 2016, the Company accepted cash collateral associated with derivative instruments of $310 and $333, respectively, which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amounts recorded in other investments or other liabilities as determined by the Company’s election to offset on the balance sheet. The Company also accepted securities collateral as of December 31, 2016 with a fair value of $107, of which the Company has the ability to sell or repledge $81. As of December 31, 2017 the Company did not hold any securties collateral. As of December 31, 2017 and 2016, the Company had no repledged securities and did not sell any securities.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

5. Reinsurance

The Company cedes insurance to affiliated and unaffiliated insurers to enable the Company to manage capital and risk exposure. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company’s procedures include careful initial selection of its reinsurers, structuring agreements to provide collateral funds where necessary, and regularly monitoring the financial condition and ratings of its reinsurers.

Reinsurance Recoverables

Reinsurance recoverables include balances due from reinsurance companies and are presented net of an allowance for uncollectible reinsurance. Reinsurance recoverables include an estimate of the amount of gross losses and loss adjustment expense reserves that may be ceded under the terms of the reinsurance agreements, including incurred but not reported unpaid losses. The Company’s estimate of losses and loss adjustment expense reserves ceded to reinsurers is based on assumptions that are consistent with those used in establishing the gross reserves for business ceded to the reinsurance contracts. The Company calculates its ceded reinsurance projection based on the terms of any applicable reinsurance agreements, including an estimate of how incurred but not reported losses will ultimately be ceded under reinsurance agreements. Accordingly, the Company’s estimate of reinsurance recoverables is subject to similar risks and uncertainties as the estimate of the gross reserve for future policy benefits.

The Company’s reinsurance recoverables are summarized as follows:

	As of December 31,
Reinsurance Recoverables	2017	2016
Reserve for future policy benefits and other policyholder funds and benefits payable
Sold businesses (MassMutual and Prudential)	$19,448	$19,363
Other reinsurers	1,337	1,362
Gross reinsurance recoverables	$20,785	$20,725

As of December 31, 2017, the Company has reinsurance recoverables from MassMutual and Prudential of $8.3 billion and $11.1 billion, respectively. As of December 31, 2016, the Company has reinsurance recoverables from MassMutual and Prudential of $8.6 billion and $10.8 billion, respectively. The Company’s obligations to its direct policyholders that have been reinsured to MassMutual and Prudential are secured by invested assets held in trust. As of December 31, 2017, net of invested assets held in trust, the Company has no reinsurance-related concentrations of credit risk greater than 10% of the Company’s Consolidated Stockholder’s Equity.

No allowance for uncollectible reinsurance is required as of December 31, 2017 and December 31, 2016. The allowance for uncollectible reinsurance reflects management’s best estimate of reinsurance cessions that may be uncollectible in the future due to reinsurers’ unwillingness or inability to pay. The Company analyzes recent developments in commutation activity between reinsurers and cedants, recent trends in arbitration and litigation outcomes in disputes between reinsurers and cedants and the overall credit quality of the Company’s reinsurers. Based on this analysis, the Company may adjust the allowance for uncollectible reinsurance or charge off reinsurer balances that are determined to be uncollectible. Where its contracts permit, the Company secures future claim obligations with various forms of collateral, including irrevocable letters of credit, secured trusts, funds held accounts and group-wide offsets.

Due to the inherent uncertainties as to collection and the length of time before reinsurance recoverables become due, it is possible that future adjustments to the Company’s reinsurance recoverables, net of the allowance, could be required, which could have a material adverse effect on the Company’s consolidated results of operations or cash flows in a particular quarter or annual period.

Insurance Revenues

The effect of reinsurance on earned premiums, fee income and other is as follows:

	Year Ended December 31,
	2017	2016	2015
Gross earned premiums, fee income and other	$2,434	$2,659	$2,877
Reinsurance assumed	116	129	113
Reinsurance ceded	(1,539)	(1,616)	(1,801)
Net earned premiums, fee income and other	$1,011	$1,172	$1,189

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $1,150, $1,131, and $1,094 for the years ended December 31, 2017, 2016, and 2015, respectively. In addition, the Company has reinsured a portion of the risk associated with U.S. variable annuities and the associated GMDB and GMWB riders.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

5. Reinsurance (continued)

The Company also maintains a reinsurance agreement with Hartford Life and Accident Insurance Company (“HLA”), whereby the Company has ceded all of its group life and group accident and health risk business to HLA. Under this treaty, the Company ceded group life premium of $27, $40, and $64 for the years ended December 31, 2017, 2016, and 2015, respectively. The Company ceded accident and health premiums to HLA of $70, $86, and $129 for the years ended December 31, 2017, 2016, and 2015, respectively.

6. Deferred Policy Acquisition Costs

Changes in the DAC Balance
	For the years ended December 31,
	2017	2016	2015
Balance, beginning of period	$463	$542	$521
Deferred costs	2	7	7
Amortization — DAC	(51)	(40)	(82)
Amortization — Unlock benefit (charge), pre-tax	3	(74)	13
Adjustments to unrealized gains and losses on securities AFS and other	(12)	28	83
Balance, end of period	$405	$463	$542

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

7. Reserves for Future Policy Benefits and Separate Account Liabilities

Changes in Reserves for Future Policy Benefits
	Universal Life-Type Contracts
	GMDB/GMWB [1]	Life Secondary Guarantees	Traditional Annuity and Other Contracts [2] [4]	Total
Liability balance as of January 1, 2017	$786	$2,627	$10,587	$14,000
Incurred [3]	185	313	777	1,275
Paid	(98)	—	(787)	(885)
Change in unrealized investment gains and losses	—	—	92	92
Liability balance as of December 31, 2017	$873	$2,940	$10,669	$14,482
Reinsurance recoverable asset, as of January 1, 2017	$432	$2,627	$1,697	$4,756
Incurred [3]	113	313	108	534
Paid	(81)	—	(63)	(144)
Reinsurance recoverable asset, as of December 31, 2017	$464	$2,940	$1,742	$5,146

	Universal Life-Type Contracts
	GMDB/GMWB [1]	Life Secondary Guarantees	Traditional Annuity and Other Contracts [2]	Total Future Policy Benefits
Liability balance as of January 1, 2016	$863	$2,313	$10,674	$13,850
Incurred [3]	37	314	671	1,022
Paid	(114)	—	(785)	(899)
Change in unrealized investment gains and losses	—	—	27	27
Liability balance as of December 31, 2016	$786	$2,627	$10,587	$14,000
Reinsurance recoverable asset, as of January 1, 2016	$523	$2,313	$1,823	$4,659
Incurred [3]	—	314	(56)	258
Paid	(91)	—	(70)	(161)
Reinsurance recoverable asset, as of December 31, 2016	$432	$2,627	$1,697	$4,756

[1]

These liability balances include all GMDB benefits, plus the life-contingent portion of GMWB benefits in excess of the return of the GRB. GMWB benefits up to the GRB are embedded derivatives held at fair value and are excluded from these balances.

[2]	Represents life-contingent reserves for which the company is subject to insurance and investment risk.
[3]	Includes the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves.
[4]	Includes $285 of gross reserves and $288 of reinsurance recoverables that relates to business HLIC cedes to HLA.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

7. Reserves for Future Policy Benefits and Separate Account Liabilities (continued)

Account Value by GMDB/GMWB Type as of December 31, 2017
	Account Value (“AV”) [8]	Net amount at Risk (“NAR”) [9]	Retained Net Amount at Risk (“RNAR”) [9]	Weighted Average Attained Age of Annuitant
MAV [1]
MAV only	$13,769	$1,995	$300	71
With 5% rollup [2]	1,152	131	41	72
With Earnings Protection Benefit Rider (“EPB”) [3]	3,498	541	82	71
With 5% rollup & EPB	477	108	23	73
Total MAV	18,896	2,775	446
Asset Protection Benefit (“APB”) [4]	10,107	92	62	70
Lifetime Income Benefit (“LIB”) – Death Benefit [5]	452	4	4	71
Reset [6] (5-7 years)	2,469	6	5	70
Return of Premium (“ROP”) [7] /Other	8,899	52	50	71
Subtotal Variable Annuity with GMDB/GMWB [10]	$40,823	$2,929	$567	71
Less: General Account Value with GMDB/GMWB	3,615
Subtotal Separate Account Liabilities with GMDB	37,208
Separate Account Liabilities without GMDB	78,626
Total Separate Account Liabilities	$115,834

[1]	MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 years (adjusted for withdrawals).
[2]

Rollup GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 years or 100% of adjusted premiums.

[3]

EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract’s growth. The contract’s growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net withdrawals.

[4]	APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).
[5]	LIB GMDB is the greatest of current AV; net premiums paid; or, for certain contracts, a benefit amount generally based on market performance that ratchets over time.
[6]	Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 years (adjusted for withdrawals).
[7]	ROP GMDB is the greater of current AV and net premiums paid.
[8]	AV includes the contract holder’s investment in the separate account and the general account.
[9]

NAR is defined as the guaranteed minimum death benefit in excess of the current AV. RNAR represents NAR reduced for reinsurance. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

[10]

Some variable annuity contracts with GMDB also have a life-contingent GMWB that may provide for benefits in excess of the return of the GRB. Such contracts included in this amount have $6.2 billion of total account value and weighted average attained age of 73 years. There is no NAR or retained NAR related to these contracts. Includes $1.9 billion of account value for contracts that had a GMDB at issue but no longer have a GMDB due to certain elections made by policyholders or their beneficiaries.

Account Balance Breakdown of Variable Separate Account Investments for Contracts with Guarantees
Asset type	December 31, 2017	December 31, 2016
Equity securities (including mutual funds)	$34,496	$33,880
Cash and cash equivalents	2,712	3,045
Total	$37,208	$36,925

As of December 31, 2017 and December 31, 2016, approximately 15% and 16% of the equity securities (including mutual funds), in the preceding table were funds invested in fixed income securities and approximately 85% and 84% were funds invested in equity securities.

For further information on guaranteed living benefits that are accounted for at fair value, such as GMWB, see Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

8. Debt

Collateralized Advances

The Company is a member of the Federal Home Loan Bank of Boston (“FHLBB”). Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. FHLBB membership requires the company to own member stock and advances require the purchase of activity stock. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The CTDOI will permit the Company to pledge up to $0.9 billion in qualifying assets to secure FHLBB advances for 2018. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI in order to exceed these limits. As of December 31, 2017, the Company had no advances outstanding under the FHLBB facility.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

9. Income Taxes

The provision (benefit) for income taxes consists of the following:

	For the years ended December 31,
	2017	2016	2015
Income Tax Expense (Benefit)
Current - U.S. Federal	$4	$2	$36
Deferred - U.S. Federal	418	72	(6)
Total income tax expense	$422	$74	$30

Deferred tax assets and liabilities on the consolidated balance sheets represent the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets (liabilities) include the following:

	As of December 31,
Deferred Tax Assets	2017	2016
Tax basis deferred policy acquisition costs	$60	$101
Unearned premium reserve and other underwriting related reserves	4	6
Financial statement deferred policy acquisition costs and reserves	39	32
Investment-related items	155	135
Insurance product derivatives	12	79
Net operating loss carryover	681	1,155
Alternative minimum tax credit [1]	—	232
Foreign tax credit carryover	23	40
Other	29	191
Total Deferred Tax Assets	1,003	1,971
Deferred Tax Liabilities
Net unrealized gain on investments	(398)	(480)
Employee benefits	(49)	(54)
Total Deferred Tax Liabilities	(447)	(534)
Net Deferred Tax Assets	$556	$1,437

[1] Amount was reclassified to current tax receivable within other assets of the consolidated balance sheets.

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (“Tax Reform”). Tax Reform establishes new tax laws that will affect 2018, including, but not limited to, (1) reduction of the U.S. federal corporate income tax rate from 35% to 21%; (2) elimination of the corporate alternative minimum tax (AMT) and changing how existing AMT credits can be realized, (3) limitations on the deductibility of certain executive compensation, (4) changes to the discounting of statutory reserves for tax purposes, (5) modifications to the dividends received deduction, and (6) limitations on net operating losses (NOLs) generated after December 31, 2017 though there is no impact to the Company’s current NOL carryforwards.

In connection with our initial analysis of the impact of Tax Reform, the Company recorded a provisional net income tax expense of $396 in the period ending December 31, 2017. This net expense consists of a $379 reduction of The Company’s deferred tax assets primarily due to the reduction in the U.S. federal corporate income tax rate and a $17 sequestration fee payable associated with refundable AMT credits. Net of the sequestration fee payable, the Company’s AMT credits of $234 have been reclassified to a current income tax receivable within other assets in the accompanying consolidated balance sheets. Tax reform allows for the refund of AMT credits over time but no later than 2022.

For components where we have made provisional estimates of the impact of Tax Reform, particularly the estimated amount of sequestration fee payable, adjustments to income tax expense, if any, will be made in the period the adjustments become known in 2018.

Under a separate entity approach, no current tax benefits would have been required to be recorded to equity in 2017, 2016, or 2015.

The Company believes it is more likely than not that all deferred tax assets will be fully realized. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carry back years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, making investments which have specific tax characteristics and business considerations such as asset-liability matching.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

9. Income Taxes (continued)

Net deferred income taxes include the future tax benefits associated with the net operating loss carryover and foreign tax credit carryover as follows:

Net Operating Loss Carryover

As of December 31, 2017 and 2016, the net deferred tax asset included the expected tax benefit attributable to net operating losses of $3,243 and $3,301, respectively. If unutilized, $3,240 of the losses expire from 2023-2036. Utilization of these loss carryovers is dependent upon the generation of sufficient future taxable income.

Most of the net operating loss carryover originated from the Company’s U.S. annuity business, including from the hedging program. Given the continued runoff of the U.S. fixed and variable annuity business, the exposure to taxable losses is significantly lessened. Accordingly, given the expected future ultimate parent’s consolidated group earnings, the Company believes sufficient taxable income will be generated in the future to utilize its net operating loss carryover. Although the Company believes there will be sufficient future taxable income to fully recover the remainder of the loss carryover, the Company’s estimate of the likely realization may change over time. As a condition of the close, in connection with the pending sale of HLI and subsidiaries, the Company will forego approximately $460 of deferred tax assets associated with net operating loss carryovers and foreign tax credits that will be retained by The Hartford. These deferred tax assets continue to be reflected as an asset in the accompanying financial statements as non-recoverability is contingent on the closing of the sale of the business.

Foreign Tax Credit Carryover

As of December 31, 2017 and 2016, the net deferred tax asset included the expected tax benefit attributable to foreign tax credit carryover of $23 and $40 respectively. The foreign tax credit carryovers expire from 2023 to 2024. These credits are available to offset regular federal income taxes from future taxable income and although the Company believes there will be sufficient future regular federal taxable income, there can be no certainty that future events will not affect the ability to utilize the credits. Additionally, the use of the foreign tax credits generally depends on the generation of sufficient taxable income to first utilize all of the U.S. net operating loss carryover. However, the Company has identified and purchased certain investments which allow for utilization of the foreign tax credits without first using the net operating loss carryover. Consequently, the Company believes it is more likely than not the foreign tax credit carryover will be fully realized. Accordingly, no valuation allowance has been provided.

Alternative Minimum Tax Credit and Foreign Tax Credit Carryover

As noted above, because AMT credits are refundable the Company reflected AMT credits, net of a sequestration fee payable, as a current tax receivable at its undiscounted amount and they are no longer included as deferred tax assets.

Including AMT credits, the Company has a current income tax receivable of $341 and $64 as of December 31, 2017 and 2016, respectively.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The federal audit of the years 2012 and 2013 was completed as of March 31, 2017 with no additional adjustments. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company’s unrecognized tax benefits are settled with the parent consistent with the terms of a tax sharing agreement. The Company’s effective tax rate for the year ended December 31, 2017 reflects a $3 net increase in the provision for income taxes from intercompany tax settlements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

9. Income Taxes (continued)

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

	For the years ended December 31,
	2017	2016	2015
Tax provision at the U.S. federal statutory rate	$132	$125	$186
Dividends received deduction (“DRD”)	(102)	(76)	(152)
Foreign related investments	(7)	(7)	(3)
IRS audit adjustments	—	31	—
Tax Reform	396	—	—
Other	3	1	(1)
Provision for income taxes	$422	$74	$30

The separate account DRD is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company’s taxable income before the DRD. The Company evaluates its DRD computations on a quarterly basis.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

10. Commitments and Contingencies

Contingencies Relating to Corporate Litigation and Regulatory Matters

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its “best estimate,” or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated liability at the low end of the range of losses.

Litigation

The Company is involved in claims litigation arising in the ordinary course of business with respect to life, disability and accidental death and dismemberment insurance policies and with respect to annuity contracts. The Company accounts for such activity through the establishment of reserves for future policy benefits. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. Such actions have alleged, for example, bad faith in the handling of insurance claims and improper sales practices in connection with the sale of insurance and investment products. Some of these actions also seek punitive damages. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s consolidated financial condition, results of operations or cash flows in particular quarterly or annual periods.

Lease Commitments

The rent paid to Hartford Fire Insurance Company (“Hartford Fire”) for operating leases was $2, $2 and $9 for the years ended December 31, 2017, 2016 and 2015, respectively.

Operating Leases
2018	$6
2019	5
2020	4
2021	3
2022	2
Thereafter	8
Total minimum lease payments	$28

Unfunded Commitments

As of December 31, 2017, the Company has outstanding commitments totaling $787, of which $683 is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, $23 of the outstanding commitments relate to various funding obligations associated with private placement securities. The remaining outstanding commitments of $81 relate to mortgage loans the Company is expecting to fund in the first half of 2018.

Guaranty Fund and Other Insurance-related Assessments

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2017 and 2016 the liability balance was $8. As of December 31, 2017 and 2016 amounts related to premium tax offsets of $11 and $15, respectively, were included in other assets.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

10. Commitments and Contingencies (continued)

Derivative Commitments

Certain of the Company’s derivative agreements contain provisions that are tied to the financial strength ratings, as set by nationally recognized statistical agencies, of the individual legal entity that entered into the derivative agreement. If the legal entity’s financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances enable the counterparties to terminate the agreements and demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity’s ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2017, was $692. Of this $692 the legal entities have posted collateral of $847, which is inclusive of initial margin requirements, in the normal course of business. In addition, the Company has posted collateral of $31 associated with a customized GMWB derivative. Based on derivative market values as of December 31, 2017, a downgrade of one or two levels below the current financial strength ratings by either Moody’s or S&P would not require additional assets to be posted as collateral. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we post, when required, would be primarily in the form of U.S. Treasury bills, U.S. Treasury notes and government agency securities.

On October 23, 2017, Moody’s lowered its counterparty credit and insurer financial strength ratings on Hartford Life and Annuity Insurance Company and Hartford Life Insurance Company to Baa3. Given this downgrade action, termination rating triggers in two derivative counterparty relationships in which the Company has open derivative contracts were impacted. The Company has successfully re-negotiated the rating triggers with these counterparties. Accordingly, the Company does not expect the current hedging programs to be adversely impacted by the announcement of the downgrade of Hartford Life and Annuity Insurance Company and Hartford Life Insurance Company. In addition, as a result of the downgrade of Hartford Life and Annuity Insurance Company, the Company is required to post an additional $9 of collateral related to a single counterparty relationship.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

11. Transactions with Affiliates

Parent Company Transactions

Transactions of the Company with Hartford Fire Insurance Company (“Hartford Fire”), Hartford Holdings Inc. (“HHI”) and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions, and employee costs. In addition, the Company has issued structured settlement contracts to fund claims settlements of property casualty insurance companies and self -insured entities. In many cases, the structured settlement contracts are to fund claim settlements of the Company’s affiliated property and casualty companies whereby these property and casualty companies transferred funds to another affiliate of the Company to purchase the contracts. The Company had $0 and $53, respectively, of reserves for claim annuities purchased by affiliated entities as of December 31, 2017 and December 31, 2016, respectively. Reserves for annuities issued by the Company to The Hartford’s property and casualty subsidiaries to fund structured settlement payments where the claimant has not released The Hartford’s property and casualty subsidiaries of their primary obligation totaled $682 and $711 as of December 31, 2017 and 2016, respectively.

Substantially all general insurance expenses related to the Company are initially paid by The Hartford. Expenses are allocated to the Company using specific identification if available, or other applicable methods, that would include a blend of revenue, expense and capital.

The Company issued a guarantee to retirees and vested terminated employees of The Hartford Retirement Plan for U.S. Employees (the “Plan”) who retired or terminated prior to January 1, 2004 (the Retirees”). The Plan is sponsored by The Hartford. The guarantee is a commitment to pay all accrued benefits which the Retiree or the Retiree’s designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. In June 2017, The Hartford purchased a group annuity contract with The Prudential Insurance Company of America and settled a portion of The Hartford’s benefit obligation, which included, among others, the Retirees. With the purchase of this group annuity contract, The Hartford has transferred its responsibility for the Retirees’ pension benefits to The Prudential Insurance Company of America, thereby causing the Plan to have no further liability with respect to any and all of the benefits of the Retirees. Accordingly, the discharge of the underlying pension obligation has extinguished the Company’s guarantee.

In 1990, Hartford Fire guaranteed the obligations of the Company with respect to life, accident and health insurance and annuity contracts issued after January 1, 1990. The guarantee was issued to provide an increased level of security to potential purchasers of the Company’s products. Although the guarantee was terminated in 1997, it still covers policies that were issued from 1990 to 1997. As of December 31, 2017 and December 31, 2016, no recoverables have been recorded for this guarantee, as the Company was able to meet these policyholder obligations.

Reinsurance Ceded to Affiliates

The Company maintains a reinsurance agreement with Hartford Life and Accident Insurance Company (“HLA”) whereby the Company cedes both group life and group accident and health risk. Under this agreement, the Company ceded group life premium of $27, $40, and $64 for the years ended December 31, 2017, 2016, and 2015, respectively. The Company ceded accident and health premiums to HLA of $70, $86, and $129 for the years ended December 31, 2017, 2016, and 2015, respectively.

Effective August 1, 2016, the Company recaptured a reinsurance agreement with HLA, a wholly owned subsidiary of Hartford Life, Inc. whereby the Company had ceded a single group annuity contract to HLA under a 100% quota share agreement. As a result of this recapture, the Company received a return of premium of $90 and increased reserves by $63 resulting in a recognized pre-tax gain of approximately $27.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

12. Statutory Results

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, predominately use interest rate and mortality assumptions prescribed by the NAIC for life benefit reserves, generally carry bonds at amortized cost and present reinsurance assets and liabilities net of reinsurance. For reporting purposes, statutory capital and surplus is referred to collectively as “statutory capital”.

Statutory net income and statutory capital are as follows:

	For the years ended December 31,
	2017	2016	2015
Combined statutory net income	$369	$349	$371
Statutory capital	$3,552	$4,398	$4,939

Statutory accounting practices do not consolidate the net income (loss) of subsidiaries that report under U.S. GAAP. The combined statutory net income above represents the total statutory net income of the Company, and its other insurance subsidiaries.

Regulatory Capital Requirements

The Company’s U.S. insurance companies’ states of domicile impose risk-based capital (“RBC”) requirements. The requirements provide a means of measuring the minimum amount of statutory capital appropriate for an insurance company to support its overall business operations based on its size and risk profile. Regulatory compliance is determined by a ratio of a company’s total adjusted capital (“TAC”) to its authorized control level RBC (“ACL RBC”). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences (“Company Action Level”) is two times the ACL RBC. The adequacy of a company’s capital is determined by the ratio of a company’s TAC to its Company Action Level, known as the “RBC ratio”. The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations. The RBC ratios for the Company and its principal life insurance operating subsidiaries were all in excess of 300% of their Company Action Levels as of December 31, 2017 and 2016. The reporting of RBC ratios is not intended for the purpose of ranking any insurance company, or for use in connection with any marketing, advertising or promotional activities.

Dividends

Dividends to the Company from its insurance subsidiaries are restricted by insurance regulation. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer’s policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a domiciled insurer exceeds the insurer’s earned surplus or certain other thresholds as calculated under applicable state insurance law, the dividend requires the prior approval of the domestic regulator. In addition to statutory limitations on paying dividends, the Company also takes other items into consideration when determining dividends from subsidiaries. These considerations include, but are not limited to, expected earnings and capitalization of the subsidiary, regulatory capital requirements and liquidity requirements of the individual operating company.

In 2017, HLIC paid dividends of $1.4 billion of which $800 was a return of capital used by The Hartford to help fund the HLA acquisition of the Aetna’s U.S. group life and disability business. $550 of the $800 return of capital was funded through an extraordinary dividend from HLAI to the Company and approved by the CTDOI.

On December 4, 2017, The Hartford announced it had entered into a definitive agreement to sell the company’s parent, Hartford Life Inc., to a group of investors led by Cornell capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safara Group. Prior to the expected close in 2018, the Company anticipates paying an additional $300 in dividends to its parent, subject to approval by the CTDOI. The sale is anticipated to close by June 30, 2018, subject to regulatory approval and other closing conditions.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

13. Changes in and Reclassifications From Accumulated Other Comprehensive Income

Changes in AOCI, Net of Tax for the Year Ended December 31, 2017
	Changes in
	Net Unrealized Gain on Securities	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$693	$32	$(3)	$722
OCI before reclassifications	428	(5)	—	423
Amounts reclassified from AOCI	(99)	(23)	—	(122)
OCI, net of tax	329	(28)	—	301
Ending balance	$1,022	$4	$(3)	$1,023

Changes in AOCI, Net of Tax for the Year Ended December 31, 2016
	Changes in
	Net Unrealized Gain on Securities	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$539	$57	$(3)	$593
OCI before reclassifications	212	(9)	—	203
Amounts reclassified from AOCI	(58)	(16)	—	(74)
OCI, net of tax	154	(25)	—	129
Ending balance	$693	$32	$(3)	$722

Changes in AOCI, Net of Tax for the Year Ended December 31, 2015
	Changes in
	Net Unrealized Gain on Securities	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$1,154	$70	$(3)	$1,221
OCI before reclassifications	(633)	2	—	(631)
Amounts reclassified from AOCI	18	(15)	—	3
OCI, net of tax	(615)	(13)	—	(628)
Ending balance	$539	$57	$(3)	$593

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

13. Changes In and Reclassifications From Accumulated Other Comprehensive Income (continued)

Reclassification from AOCI
	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	Affected Line Item in the Consolidated Statement of Operations
Net Unrealized Gain on Securities
Available-for-sale securities	$153	$89	$(27)	Net realized capital losses
	153	89	(27)	Income before income taxes
	54	31	(9)	Income tax expense
	$99	$58	$(18)	Net (loss) income
Net Gains on Cash-Flow Hedging Instruments
Interest rate swaps	$(1)	$1	$(1)	Net realized capital losses
Interest rate swaps	26	25	33	Net investment income
Foreign currency swaps	11	(2)	(9)	Net realized capital losses
	36	24	23	Income before income taxes
	13	8	8	Income tax expense
	$23	$16	$15	Net (loss) income
Total amounts reclassified from AOCI	$122	$74	$(3)	Net (loss) income

14. Quarterly Results (Unaudited)

	Three months ended
	March 31,		June 30,		September 30,		December 31,
	2017	2016	2017	2016	2017	2016	2017	2016
Total revenues	$527	$487	$595	$622	$533	$702	$577	$571
Total benefits, losses and expenses	$441	$478	$450	$474	$462	$610	$503	$464
Net income	$75	$28	$112	$118	$83	$79	$(316)	$57

PART C

OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)		All financial statements are included in Part A and Part B of the Registration Statement.
(b)	(1)	(a) Resolution of the board of directors of Hartford authorizing the establishment of the Separate Account. (1)
(b) Resolution of the board of directors of Hartford authorizing the re-designation of the Separate Account. (1)
	(2)	Not applicable.
	(3)	(a) Principal Underwriter Agreement. (2)
(b) Form of Sales Agreement. (2)
	(4)	Form of Group Variable Annuity Contract. (1)
	(5)	Form of the Application. (1)
	(6)	(a) Articles of Incorporation of Hartford. (1)
(b) Amended and Restated Bylaws of Hartford. (3)
	(7)	Reinsurance Agreement (2)
	(8)	Fund Participation Agreements and Amendments (4)
(a) The Dreyfus Corporation (4)
(b) Fidelity Distributors Corporation (4)
(c) Franklin Templeton Distributors, Inc. (4)
(d) Hartford Securities Distribution Company, Inc. (4)
(i) Amendment Nos. 1 and 2. (6)
(e) Invesco — distributed by A I M Distributors, Inc (4)
(f) Janus Distributors, Inc. (5)
(g) MFS Distributors, Inc. (4)
(h) Putnam Mutual Funds Corp. (4)
(i) American Century Investment Services, Inc. (5)
(j) Calvert Asset Management Company, Inc. (5)
(k) DWS Scudder Distributors, Inc. (5)
(l) HIMCO Distribution Services Company (5)
(9)

Opinion and Consent of Christopher M. Grinnell, Vice President & Assistant General Counsel, Massachusetts Mutual Life Insurance Company, administrator and exclusive agent of Hartford Life Insurance Company Separate Account 11.

	(10)	(a) Consent of Deloitte & Touche LLP.
(b) Consent of KPMG LLP.
	(11)	Not applicable.
	(12)	Not applicable.
	(99)	Copy of Power of Attorney.

(1)         Incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 333-145655, filed on August 10, 2010.

(2)         Incorporated by reference to Post-Effective Amendment No. 28, to the Registration Statement File No. 33-59541, filed on April 22, 2013.

(3)         Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement File No. 333-176150, filed on April 25, 2014.

(4)         Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-145655, filed on April 23, 2012.

(5)         Incorporated by reference to Post-Effective Amendment No. 11, to the Registration Statement File No. 333-145655, filed on April 28, 2015.

(6)         Incorporated by reference to Post-Effective Amendment No. 54, to the Registration Statement File No. 333-72042, filed on September 22, 2015.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME	POSITION WITH HARTFORD
Thomas E. Bartell	Vice President
Ellen T. Below	Vice President
John B. Brady	Actuary, Vice President
Kathleen M. Bromage	Senior Vice President
Michael R. Chesman	Senior Vice President, Director of Taxes
Robert A. Cornell	Actuary, Vice President
Christopher S. Conner	Chief Compliance Officer of Separate Accounts
Christopher J. Dagnault(1)	Vice President
Michael R. Hazel	Vice President, Controller
Donna R. Jarvis	Actuary, Vice President
Brion S. Johnson	President, Chairman of the Board, Director*
Diane Krajewski	Vice President
David R. Kryzanski	Vice President
Lisa S. Levin	Corporate Secretary
Craig D. Morrow	Appointed Actuary, Vice President
Robert W. Paiano	Executive Vice President, Director*
Matthew J. Poznar	Senior Vice President, Director*
Lisa M. Proch	Vice President and Chief Compliance Officer of Talcott Resolution
David G. Robinson	Executive Vice President, General Counsel
Peter F. Sannizzaro	Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Robert R. Siracusa	Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is One Hartford Plaza, Hartford, CT 06155.

(1) Address: 500 Bielenberg Drive, Woodbury, MN 55125

*   Denotes Board of Directors.

ITEM 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement File No. 333-72042, filed on April 30, 2018.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of April 16, 2018, there were 2,162 Contract Owners.

ITEM 28.  INDEMNIFICATION

Section 33-776 of the Connecticut General Statutes states that: “a  corporation may provide indemnification of, or advance expenses to, a  director, officer, employee or agent only as permitted by sections 33-770  to 33-779, inclusive.”

Provision is made that the Corporation, to the fullest extent permissible  by applicable law as then in effect, shall indemnify any individual who is  a party to any threatened, pending or completed action, suit or proceeding,  whether civil, criminal, administrative, arbitrative or investigative, and  whether formal or informal (each, a “Proceeding”) because such individual  is or was (i) a Director, or (ii) an officer or employee of the Corporation  (for purposes of the by-laws, each an “Officer”), against obligations to  pay judgments, settlements, penalties, fines or reasonable expenses  (including counsel fees) incurred in a Proceeding if such Director or  Officer: (l)(A) conducted him or herself in good faith; (B) reasonably  believed (i) in the case of conduct in such person’s official capacity,  which shall include service at the request of the Corporation as a  director, officer or fiduciary of a Covered Entity (as defined below), that  his or her conduct was in the best interests of the Corporation; and (ii)  in all other cases, that his or her conduct was at least not opposed to the  best interests of the Corporation; and (C) in the case of any criminal  proceeding, such person had no reasonable cause to believe his or her  conduct was unlawful; or (2) engaged in conduct for which broader  indemnification has been made permissible or obligatory under a provision  of the Corporation’s Certificate, in each case, as determined in accordance  with the procedures set forth in the by-laws. For purposes of the by-laws,  a “Covered Entity” shall mean another corporation, partnership, joint  venture, trust or other enterprise (including, without limitation, any  employee benefit plan) in respect of which such person is serving at the  request of the Corporation as a director, officer or fiduciary.

Insofar as indemnification for liability arising under the Securities Act  of 1933 (the “Act”) may be permitted to directors, officers and controlling  persons of the registrant pursuant to the foregoing provisions, or  otherwise, the registrant has been advised that in the opinion of the  Securities and Exchange Commission such indemnification is against public  policy as expressed in the Act and is, therefore, unenforceable. In the  event that a claim for indemnification against such liabilities (other than  the payment by the registrant of expenses incurred or paid by a director,  officer or controlling person of the registrant in the successful defense  of any action, suit or proceeding) is asserted by such director, officer or  controlling person in connection with the securities being registered, the  registrant will, unless in the opinion of its counsel the matter has been  settled by controlling precedent, submit to a court of appropriate  jurisdiction the question whether such indemnification by it is against  public policy as expressed in the Act and will be governed by the final  adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

(a)  MMLD acts as principal underwriter for the following investment companies:

Hartford Life Insurance Company - Separate Account Two

Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)

Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)

Hartford Life Insurance Company - Separate Account Two (QP Variable Account)

Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)

Hartford Life Insurance Company - Separate Account Eleven

Hartford Life Insurance Company - Separate Account Twelve

(b) Officers and Member Representatives of MML Distributors, LLC

	POSITIONS AND OFFICES	PRINCIPAL BUSINESS
NAME	WITH UNDERWRITER	ADDRESS
Stephen Alibozek	Entity Contracting Officer	*
Edward K. Duch III	Assistant Secretary	*
Michael Fanning	Member Representative, MassMutual Holding LLC and Massachusetts Mutual Life Insurance Company	*
Bruce C. Frisbie	Assistant Treasurer	*
Brian Haendiges	Vice President	**
Nathan L. Hall	Chief Financial Officer Treasurer	**
Teresa Hassara	Vice President	**
Aruna Hobbs	Vice President	**
H. Bradford Hoffman	Chief Risk Officer	*
Kevin LaComb	Assistant Treasurer	*
Mario Morton	Registration Manager	*
Alyssa O’Connor	Assistant Secretary	*
Laura Perlotto	Assistant Vice President and AML Compliance Officer	*
Todd Picken	Assistant Treasurer	*
Robert S. Rosenthal	Chief Legal Officer Vice President Secretary	*
Susan Scanlon	Chief Compliance Officer	*
Barbara Upton	Assistant Vice President and Continuing Education Officer	**
Donna Watson	Assistant Treasurer	**
Eric Wietsma	Chief Executive Officer President	**
Tina Wilson	Vice President	**

*                 Address: 1295 State Street, Springfield, MA 01111-0001

**          Address: 100 Bright Meadow Blvd., Enfield, CT 06082

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Massachusetts Mutual Life Insurance Company, as administrator at 1295 State Street, Springfield, MA 01111.

ITEM 31.  MANAGEMENT SERVICES

All management contracts are discussed in Part A and Part B of this registration statement.

ITEM 32.  UNDERTAKINGS

(a)         The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

(b)         The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)          The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)         Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Enfield, and State of Connecticut on this 30th day of April, 2018.

HARTFORD LIFE INSURANCE COMPANY -

SEPARATE ACCOUNT ELEVEN

(Registrant)

By:	Brion S. Johnson	*By:	/s/ Sadie R. Gordon
	Brion S. Johnson		Sadie R. Gordon
	President and Chairman of the Board*		Attorney-In-Fact

HARTFORD LIFE INSURANCE COMPANY

(Depositor)

By:	Brion S. Johnson
Brion S. Johnson
President and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Brion S. Johnson, President, Chairman of the Board, Director*
Matthew J. Poznar, Senior Vice President, Director*
	*By:	/s/ Sadie R. Gordon
Robert W. Paiano, Senior Vice President, Treasurer, Director*		Sadie R. Gordon
Peter F. Sannizzaro, Chief Accounting Officer, Chief Financial Officer, Senior Vice President*		Attorney-in-Fact
	Date:	April 30, 2018

333-145655

EXHIBIT INDEX

(9)

Opinion and Consent of Christopher M. Grinnell, Vice President & Assistant General Counsel, Massachusetts Mutual Life Insurance Company, administrator and exclusive agent of Hartford Life Insurance Company Separate Account Eleven.

(10)	(a)	Consent of Deloitte & Touche LLP.
	(b)	Consent of KPMG LLP.
(99)	Copy of Power of Attorney.